File No. 033-31375
     As filed with the Securities and Exchange Commission on May 2, 2008



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4



                        REGISTRATION STATEMENT UNDER THE
                           [X] SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. ____




                      [X] Post-Effective Amendment No. 35

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940

                              [X] Amendment No. 36

                        (Check appropriate box or boxes)

                            AUL AMERICAN UNIT TRUST
               (Exact Name of Registrant as Specified in Charter)

                One American Square, Indianapolis, Indiana 46282
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (317) 285-1877

     Thomas M. Zurek, Esq., One American Square, Indianapolis, Indiana 46282
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

          immediately upon filing pursuant to paragraph (b) of Rule 485
_____


 X        on    May 2, 2008    pursuant to paragraph (b) of Rule 485
_____         -----------------



          60 days after filing pursuant to paragraph (a)(1) of Rule 485
____

          on  (date) pursuant to paragraph (a)(1) of Rule 485
_____

_____     75 days after filing pursuant to paragraph (a)(2)

_____     on (date) pursuant to paragraph (a)(2) of Rule 485

_____ this post-effective amendment designates a new effective date for a previously filed amendment.

                                       2

                              CROSS REFERENCE SHEET
                              Pursuant to Rule 495

Showing Location in Part A (Prospectus) and Part B (Statement of Additional
Information) of Registration Statement of Information Required by Form N-4

PART A - PROSPECTUS

Item of Form N-4                          Prospectus Caption
----------------                          ------------------

 1. Cover Page ...........................Cover Page
 2. Definitions ..........................Definitions
 3. Synopsis .............................Summary; Expense Table
 4. Condensed Financial Information ......Condensed Financial Information
 5. General Description ..................Information About AUL, The Variable
                                             Account, and the Funds; Voting of
                                             Shares of the Funds
 6. Deductions and Expenses ..............Charges and Deductions
 7. General Description of Variable
     Annuity Contracts ...................The Contracts; Contributions and
                                             Contract Values During the
                                             Accumulation Period; Cash
                                             Withdrawals and the Death Benefit;
                                             Summary
 8. Annuity Period .......................Annuity Period
 9. Death Benefit ........................Cash Withdrawals and The Death Benefit
10. Purchase and Policy Values ...........Contributions and Contract Values
                                             During the Accumulation Period
11. Redemptions ..........................Cash Withdrawals and The Death Benefit
12. Taxes ................................Federal Tax Matters
13. Legal Proceedings ....................Other Information
14. Table of Contents for the Statement
     of Additional Information ...........Statement of Additional Information

PART B - STATEMENT OF ADDITIONAL INFORMATION

Statement of Additional                   Statement of Additional
Information Item of Form N-4              Information Caption
----------------------------              -------------------


15. Cover Page ...........................Cover Page
16. Table of Contents ....................Table of Contents
17. General Information and History ......General Information and History
18. Services .............................Custody of Assets; Independent
                                             Auditors
19. Purchase of Securities
        Being Offered.....................Distribution of Contracts;
                                            (Prospectus) Charges and
                                             Deductions
20. Underwriters .........................Distribution of Contracts
21. Calculation of Performance Data ......Performance Information
22. Annuity Payments .....................(Prospectus) Annuity Period
23. Financial Statements .................Financial Statements


PART C - OTHER INFORMATION

Item of Form N-4                          Part C Caption
----------------                          --------------
24. Financial Statements and Exhibits ....(Statement of Additional Information)
                                             Financial Statements and Exhibits
25. Directors and Officers of the
     Depositor ...........................Directors and Officers of AUL
26. Persons Controlled By or Under
     Common Control with Depositor
     or Registrant .......................Persons Controlled By or Under Common
                                             Control With Registrant
27. Number of Policyowners ...............Number of Contractholders
28. Indemnification ......................Indemnification
29. Principal Underwriters ...............Principal Underwriters
30. Location of Accounts and Records .....Location of Accounts and Records
31. Management Services ..................Management Services
32. Undertakings .........................Undertakings
Signatures................................Signatures

                                   Prospectus
                             AUL American Unit Trust
                        GROUP VARIABLE ANNUITY CONTRACTS
                                   Offered By
                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282
                                 (800) 249-6269
                     Annuity Service Office Mailing Address:
                 P.O. Box 6148, Indianapolis, Indiana 46206-6148


This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company(R) ("AUL"). Any qualified employer, trust, custodian association, or other entity may enter into the Contracts.

This Prospectus describes Contracts that allow ongoing contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed annuity payments to begin on a future date.

A Participant may allocate contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding Portfolios offered by the funds. A Contract Participant does not own shares of the fund; instead, a Participant owns units in the Variable Account. For example, if a Participant decides to allocate his or her contributions to the OneAmerica Value Investment Account, those contributions would buy units of the Variable Account which, in turn, would buy shares of the OneAmerica Value Portfolio. A Participant's Account Value may fluctuate depending on the investment performance of the underlying fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating contributions to the Variable Account, a Participant may allocate contributions to AUL's Fixed Interest Account ("FIA"). These contributions will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." A Participant may allocate contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract.


This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 2, 2008, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by a current Prospectus for each fund being considered. Each of these prospectuses should be read carefully and retained for future reference.

                The date of this Prospectus is May 2, 2008



                                TABLE OF CONTENTS

Description                                                      Page
DEFINITIONS                                                       4
SUMMARY                                                           6
Purpose of the Contracts                                          6
Types of Contracts                                                6
The Variable Account and the Funds                                6
Fixed Interest Account                                           17
Contributions                                                    17
Transfers                                                        17
Withdrawals                                                      17
The Death Benefit                                                17
Annuity Options                                                  17
Charges                                                          17
Withdrawal Charge                                                17
Premium Tax Charge                                               17
Asset Charge                                                     17
Administrative Charge                                            18
Additional Charges and Fees                                      18
Expenses of the Funds                                            18
Ten-Day Free Look                                                18
Termination by the Owner                                         18
Contacting AUL                                                   19
EXPENSE TABLE                                                    21
CONDENSED FINANCIAL INFORMATION                                  55
INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS                                           55
Revenue AUL Receives                                             55
American United Life Insurance Company(R)                        55
Variable Account                                                 55
The Funds                                                        55
AIM Capital Development Fund                                     56
AIM Growth Series Fund                                           56
AIM International Growth Fund                                    57
AIM Sector Funds, Inc                                            57
AIM Stock Funds, Inc.                                            58
Alger American Fund                                              58
The Alger Institutional Funds                                    58
AllianceBernstein(SM) International Growth Funds                 58
AllianceBernstein(SM) Retirement Strategies                      59
The AllianceBernstein(SM)   Growth Funds                         60
The AllianceBernstein(SM)  Value Funds                           60
Allianz Funds                                                    61
American Century(R) Capital Portfolios, Inc.                     62
American Century(R) Emerging Markets Fund                        62
American Century(R) Ginnie Mae Fund                              62
American Century(R) Global Capital Management, Inc.              62
American Century(R) Mutual Funds, Inc.                           63
American Century(R) Quantitative Equity Funds, Inc               63
American Century(R) Strategic
  Asset Allocations, Inc.                                        64
American Century(R) Variable Portfolios, Inc.                    64
American Century(R) World Mutual Funds, Inc.                     64
American Funds(R)                                                64
Ariel Mutual Funds, Inc.                                         65
Calvert Income Fund                                              66
Calvert New Vision Small Cap Fund                                66
Calvert  Social Investment Fund                                  66
Calvert Variable Series, Inc.                                    66

                         TABLE OF CONTENTS (continued)

INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS (continued)
Columbia Mid Cap Index Fund                                       66
Columbia Small Cap Index Fund                                     66
Dreyfus Growth and Value Funds, Inc.                              67
Dreyfus Growth and Value Leaders, Inc.                            67
Dreyfus Premier Health Care Fund                                  67
Dreyfus Premier International Equity Fund                         67
Dreyfus Premier New Leaders, Inc.                                 67
Dreyfus Premier Worldwide Growth, Inc.                            68
The Dreyfus/Laurel Funds, Inc.                                    68
The Dreyfus Premier Third Century, Inc.                           68
Fidelity(R) Advisor Funds                                         68
Fidelity(R) Variable Insurance Products Fund                      71
Fifth Third Funds                                                 72
FIRST AMERICAN INVESTMENT FUNDS, INC.                             72
Franklin Capital Growth Fund                                      73
Franklin Flex Cap Growth Fund                                     73
Franklin Small-Mid Cap Growth Fund                                73
Franklin Strategic Series Fund                                    73
Franklin Value Investors Trust                                    73
GOLDMAN SACHS DOMESTIC EQUITY FUNDS                               73
GOLDMAN SACHS SPECIALTY FUNDS                                     74
Janus Adviser Series                                              74
Janus Aspen Series                                                75
Lord Abbett Blend Trust                                           75
Lord Abbett Developing Growth, Inc.                               75
Lord Abbett Mid-Cap Value, Inc.                                   75
Lord Abbett Research Fund, Inc.                                   75
MFS(R) International New Discovery Fund                           76
MFS(R) Mid Cap Growth Fund                                        76
MFS(R) Strategic Value Fund                                       76
MFS(R) Value Fund                                                 76
Pro-Blend(R) Conservative Term Series(Manning & Napier Fund, Inc.)76
Pro-Blend(R) Extended Term Series(Manning & Napier Fund, Inc.)    77
Pro-Blend(R) Maximum Term Series (Manning & Napier Fund, Inc.)    77
Pro-Blend(R) Moderate Term Series (Manning & Napier Fund, Inc.)   77
Marshall Funds, Inc.                                              77
Neuberger Berman LLC                                              77
Old Mutual Advisor Funds II                                       77
Old Mutual Insurance Series Funds                                 78
OneAmerica Funds, Inc.                                            78
OppenheimerFunds(R)                                               79
Pacific Investment Management Series                              81
Pioneer Bond Fund                                                 81
Pioneer Emerging Markets Fund                                     81
Pioneer Equity Income                                             81
Pioneer Fund                                                      81
Pioneer High Yield                                                81
Pioneer Mid-Cap Value                                             82
Pioneer Oak Ridge Large Cap Growth                                82
Pioneer Small Cap Value                                           82
Pioneer Variable Life Contracts Trust                             82
LifePoints(R) (Russell)                                           83
Russell Funds
                          TABLE OF CONTENTS (continued)

INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS (continued)
Russell Funds                                                     83
State Street Institutional Trust                                  84
T. Rowe Price Blue Chip Growth Fund, Inc.                         84
T. Rowe Price Equity Income Fund                                  84
T. Rowe Price Growth Stock, Inc.                                  84
T. Rowe Price International Funds, Inc.                           85
T. Rowe Price Mid-Cap Growth Fund, Inc.                           85
T. Rowe Price Mid Cap Value Fund, Inc.                            85
Templeton Foreign Fund                                            86
Templeton Growth Fund                                             86
Timothy Plan Conservative Growth Fund                             86
Timothy Plan Strategic Growth Fund                                86
Thornburg Investment Trust                                        86
Vanguard Explorer Fund, Inc.                                      87
Vanguard Fixed Income Securities Funds                            87
THE CONTRACTS                                                     88
General                                                           88
CONTRIBUTIONS AND CONTRACT VALUES
DURING THE ACCUMULATION PERIOD                                    88
Contributions under the Contracts                                 88
Ten-Day Free Look                                                 88
Initial and Single Contributions                                  88
Allocation of Contributions                                       89
Subsequent Contributions Under Recurring                          89
Contribution Contracts                                            89
Transfers of Account Value                                        89
Abusive Trading Practices                                         89
Late Trading                                                      89
Market Timing                                                     89
Participant's Variable Account Value                              90
Accumulation Units                                                90
Accumulation Unit Value                                           90
Net Investment Factor                                             90
Dollar Cost Averaging Program                                     90
CASH WITHDRAWALS AND THE DEATH
BENEFIT                                                           91
Cash Withdrawals                                                  91
Systematic Withdrawal Service for 403(b), 408, 408A,
457 Programs  and 409A Programs                                   91
Constraints on Withdrawals                                        91
General                                                           91
403(b) Programs                                                   92
Texas Optional Retirement Program                                 92
The Death Benefit                                                 92
Termination by the Owner                                          93
Termination by AUL                                                94
Payments from the Variable Account                                94
CHARGES AND DEDUCTIONS                                            94
Premium Tax Charge                                                94
Withdrawal Charge                                                 94
Asset Charge                                                      95
Variable Investment Plus                                          95
Administrative Charge                                             95
Additional Charges and Fees                                       95
Other Charges                                                     96
                          TABLE OF CONTENTS (continued)


Description                                                     Page
CASH WITHDRAWALS AND THE DEATH
BENEFIT (continued)
Variations in Charges                                            96
Guarantee of Certain Charges                                     96
Expenses of the Funds                                            96
ANNUITY PERIOD                                                   96
General                                                          96
Annuity Options                                                  97
Option 1 - Life Annuity                                          97
Option 2 - Certain and Life Annuity                              97
Option 3 - Survivorship Annuity                                  97
Option 4 - Installment Refund Life Annuity                       97
Option 5 - Fixed Periods                                         97
Selection of an Option                                           98
THE FIXED INTEREST ACCOUNT                                       98
Interest                                                         98
Withdrawals and Transfers                                        98
Transfer of Interest Option                                      98
Contract Charges                                                 99
Payments from the Fixed Interest Account                         99
Loans from the Fixed Interest Account                            99
MORE ABOUT THE CONTRACTS                                         100
Designation and Change of Beneficiary                            100
Assignability                                                    100
Proof of Age and Survival                                        100
Misstatements                                                    101
Termination of Recordkeeping Services                            101
FEDERAL TAX MATTERS                                              101
Introduction                                                     101
Tax Status of the Company and
the Variable Account                                             101
Tax Treatment of Retirement Programs                             101
Employee Benefit Plans                                           102
403(b) Plans                                                     102
408 and 408A Programs                                            102
409 A and 457 Programs                                           103
HSA, HRA and OPEB Employee Benefit Plans                         103
Tax Penalty                                                      103
Withholding                                                      103
OTHER INFORMATION                                                104
Voting of Shares of the Funds                                    104
Substitution of Investments                                      104
Redemption Fees                                                  105
Changes to Comply with Law and Amendments                        105
Reservation of Rights                                            105
Periodic Reports                                                 105
Legal Proceedings                                                105
Legal Matters                                                    105
STATEMENT OF ADDITIONAL INFORMATION                              105

                                  DEFINITIONS

Various terms commonly used in this Prospectus are defined as follows:

Account Date - The date on which a Participant's initial contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

Accumulation Period - The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

Accumulation Unit - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

Annuitant - The person or persons on whose life or lives annuity payments depend.

Annuity - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

Annuity Commencement Date - The first (1st) day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

Annuity Options - Options under a Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period - The period during which Annuity payments are made.

AUL - American United Life Insurance Company(R)

Beneficiary - The person having the right to the death benefit, if any, payable during the Accumulation Period, and the person having the right to benefits, if any, payable upon the death of an Annuitant during the Annuity Period.

Benefit Responsive - Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.

Business Day - A day on which both AUL's Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving; but AUL may not be open for business on other days.

Contract Date - The date shown as the Contract Date in a Contract. It will not be later than the date any contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract Anniversaries.

Contract Year - A period beginning with one Contract anniversary, or, in the case of the first (1st) Contract Year, beginning on the Contract Date, and ending the day before the next Contract Anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period.

Contributions - Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A
Program. Depending on the type of Contract, contributions may be made on a recurring basis or on a single premium basis.

Corporate Office - The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46282

Employee Benefit Plan - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code. This term also includes Health Savings Accounts, Health Reimbursement Arrangements, and other post-employment benefit plans discussed on page six (6).


Employer - An employer, such as a tax-exempt or public school organization with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.

Employer Sponsored 403(b) Program - A 403(b) Program to which an Employer makes contributions on behalf of its employees by means other than a salary reduction arrangement or other 403(b) Program that is subject to the requirements of Title I of the Employee Retirement Income Security Act of 1974, as amended.

Fixed Interest Account ("FIA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The FIA may not be available under all Contracts.

Funds - A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

                             DEFINITIONS (continued)

General Account - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

Investment Account - One or more of the subdivisions of the Variable Account. Each Investment Account is invested in a corresponding Portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

IRS - Interval Revenue Service

Owner - The employer, association, trust, or other entity entitled to the Downership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similarfunctions may be designated to exercise an owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

Participant - An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

Participant's Account - An account established for each Participant. In some contracts, Participants' Accounts are not maintained.

Participant's Account Value - The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's Fixed Interest Account Value and Variable Account Value. When the account is established, it is equal to the initial contribution, and thereafter will reflect the net result of contributions, investment performance, charges deducted, loans, and any withdrawals taken.

Participant's Fixed Interest Account Value - The total value of a Participant's interest in the FIA.

Participant's Variable Account Value - The total value of a Participant's interest in the Investment Accounts of the Variable Account.

Participant's Withdrawal Value - A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.


Plan - The retirement plan, or other type of Employee Benefit Plan in connection with which the Contract is issued and any subsequent amendment to such a plan.

Valuation Date - Each date on which the Variable Account is valued, which currently includes each Business Day that is also a day on which the New York Stock Exchange is open for trading.

Valuation Period - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Variable Account - The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

Vested - A legally  fixed  immediate  right of  ownership.

403(b) Program - An arrangement by a public school organization or a religious, charitable, educational, or scientific organization that is described in Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided for in
Section 403(b) of the Internal Revenue Code.

408 or 408A Program - A program of individual retirement accounts or annuities, including a traditional IRA, a simplified employee pension, SIMPLE IRA, or Roth IRA established by an employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 or 409A Program - A 457 Program is a plan established by a unit of a state of local government or a tax-exempt organization (other than a church) under
Section 457 of the Internal Revenue Code. A 409A Program is a deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.

                                     SUMMARY


This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Interest Account" section of this Prospectus briefly describe the FIA.

Purpose of the Contracts

The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate contributions to the various Investment Accounts of the Variable Account or to the FIA. See the Section "The Contracts" later in this Prospectus.

Additionally, a Contract may be used to accept contributions as a funding vehicle for a Plan Sponsor-provided: (1) Health Savings Account (HSA) established pursuant to Internal Revenue Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment benefits (which may include unused sick and vacation leave time benefits and certain health care benefits) for former employees.

Types of Contracts

AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and also for use with HRA, HSA and other post-employment benefit ("OPEB") plans. AUL also offers single contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.



The Variable Account and the Funds

AUL will allocate contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the portfolios of the following funds:

Investment Accounts and                    Class
 Corresponding Fund                        Designation
 Portfolios                                if any(1)               Fund                       Investment Advisor


AIM Capital Development Fund                Investor             AIM Capital Development Fund Invesco Aim Advisors, Inc.

AIM Capital Development Fund                Retirement           AIM Capital Development Fund Invesco Aim Advisors, Inc.

AIM Basic Value                            Class A              AIM Growth Series             Invesco Aim Advisors, Inc.
AIM Basic Value                            Class R              AIM Growth Series             Invesco Aim Advisors, Inc.



AIM Global Equity                          Class A              AIM Growth Series             Invesco Aim Advisors, Inc.
AIM Global Equity                          Class Intuitional    AIM Growth Series             Invesco Aim Advisors, Inc.
AIM Mid Cap Core Equity                    Class A              AIM Growth Series             Invesco Aim Advisors, Inc.
AIM Mid Cap Core Equity                    Class R              AIM Growth Series             Invesco Aim Advisors, Inc.
AIM Small Cap Growth                       Class A              AIM Growth Series             Invesco Aim Advisors, Inc.
AIM Small Cap Growth                       Class R              AIM Growth Series             Invesco Aim Advisors, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.

Investment Accounts and                    Class
 Corresponding Fund                        Designation
 Portfolios                                if any(1)               Fund                       Investment Advisor

AIM International Growth Fund              Class A              AIM International Growth Fund Invesco Aim Advisors, Inc.
AIM International Growth Fund              Retirement           AIM International Growth Fund Invesco Aim Advisors, Inc.
AIM Energy                                 Class A              AIM Sector Funds, Inc.        Invesco Aim Advisors, Inc.
AIM Energy                                 Investor             AIM Sector Funds, Inc.        Invesco Aim Advisors, Inc.
AIM Financial Services                     Class A              AIM Sector Funds, Inc.        Invesco Aim Advisors, Inc.
AIM Financial Services                     Investor             AIM Sector Funds, Inc.        Invesco Aim Advisors, Inc.
AIM Global Health Care Fund                Class A              AIM Sector Funds, Inc.        Invesco Aim Advisors, Inc.
AIM Global Health Care Fund                Investor             AIM Sector Funds, Inc.        Invesco Aim Advisors, Inc.
AIM Leisure                                Class A              AIM Sector Funds, Inc.        Invesco Aim Advisors, Inc.
AIM Technology                             Class A              AIM Sector Funds, Inc.        Invesco Aim Advisors, Inc.
AIM Technology                             Investor             AIM Sector Funds, Inc.        Invesco Aim Advisors, Inc.
AIM Dynamics                               Investor             AIM Stock Funds, Inc.         Invesco Aim Advisors, Inc.
Alger American Balanced Portfolio          Class O              Alger American Fund           Fred Alger Management, Inc.
Alger American Growth Portfolio            Class O              Alger American Fund           Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio  Class O              Alger American Fund           Fred Alger Management, Inc.
Alger Capital Appreciation Institutional   Institutional        The Alger Institutional Funds Fred Alger Management, Inc.
Alger Capital Appreciation Institutional   Retirement           The Alger Institutional Funds Fred Alger Management, Inc.
Alger SmallCap Growth Institutional        Institutional        The Alger Institutional Funds Fred Alger Management, Inc.
Alger SmallCap Growth Institutional        Retirement           The Alger Institutional Funds Fred Alger Management, Inc.
AllianceBernstein(SM) International Growth Class R              AllianceBernstien(SM)         Alliance Capital Management L.P.
                                                                  International Growth Funds
AllianceBernstein 2010 Retirement Strategy Class Advisor        AllianceBernstein(SM)         Alliance Capital Management L.P.
                                                                  Retirement Strategies
AllianceBernstein 2010 Retirement Strategy Class R              AllianceBernstein(SM)         Alliance Capital Management L.P.
                                                                  Retirement Strategies
AllianceBernstein 2015 Retirement Strategy Class Advisor        AllianceBernstein(SM)         Alliance Capital Management L.P.
                                                                  Retirement Strategies
AllianceBernstein 2015 Retirement Strategy Class R              AllianceBernstein(SM)         Alliance Capital Management L.P.
                                                                  Retirement Strategies
AllianceBernstein 2020 Retirement Strategy Class Advisor        AllianceBernstein(SM)         Alliance Capital Management L.P.
                                                                  Retirement Strategies
AllianceBernstein 2020 Retirement Strategy Class R              AllianceBernstein(SM)         Alliance Capital Management L.P.
                                                                  Retirement Strategies
AllianceBernstein 2025 Retirement Strategy Class Advisor        AllianceBernstein(SM)         Alliance Capital Management L.P.
                                                                  Retirement Strategies
AllianceBernstein 2025 Retirement Strategy Class R              AllianceBernstein(SM)         Alliance Capital Management L.P.
                                                                  Retirement Strategies
AllianceBernstein 2030 Retirement Strategy Class Advisor        AllianceBernstein(SM)         Alliance Capital Management L.P.
                                                                  Retirement Strategies
AllianceBernstein 2030 Retirement Strategy Class R              AllianceBernstein(SM)         Alliance Capital Management L.P.
                                                                  Retirement Strategies
AllianceBernstein 2035 Retirement Strategy Class Advisor        AllianceBernstein(SM)         Alliance Capital Management L.P.
                                                                  Retirement Strategies
AllianceBernstein 2035 Retirement Strategy Class R              AllianceBernstein(SM)         Alliance Capital Management L.P.
                                                                  Retirement Strategies
AllianceBernstein 2040 Retirement Strategy Class Advisor        AllianceBernstein(SM)         Alliance Capital Management L.P.
                                                                  Retirement Strategies
AllianceBernstein 2040 Retirement Strategy Class R              AllianceBernstein(SM)         Alliance Capital Management L.P.
                                                                  Retirement Strategies
AllianceBernstein 2045 Retirement Strategy Class Advisor       AllianceBernstein(SM)          Alliance Capital Management L.P.
                                                                  Retirement Strategies
AllianceBernstein 2045 Retirement Strategy Class R              AllianceBernstein(SM)         Alliance Capital Management L.P.
                                                                  Retirement Strategies
AllianceBernstein 2050 Retirement Strategy Class Advisor        AllianceBernstein(SM)         Alliance Capital Management L.P.
                                                                  Retirement Strategies
AllianceBernstein 2050 Retirement Strategy Class R              AllianceBernstein(SM)         Alliance Capital Management L.P.
                                                                  Retirement Strategies
AllianceBernstein 2055 Retirement Strategy Class Advisor        AllianceBernstein(SM)         Alliance Capital Management L.P.
                                                                  Retirement Strategies
AllianceBernstein 2055 Retirement Strategy Class R              AllianceBernstein(SM)         Alliance Capital Management L.P.
                                                                  Retirement Strategies

AllianceBernstein(SM) Mid-Cap Growth       Class R              The AllianceBernstein(SM)     Alliance Capital Management L.P.
                                                                  Growth Funds
AllianceBernstein(SM) Small-Cap Growth     Class R              The AllianceBernstein(SM)     Alliance Capital Management L.P.
                                                                  Growth Funds
AllianceBernstein(SM) Focused
Growth & Income                            Class R              The AllianceBernstein(SM)     Alliance Capital Management L.P.
                                                                  Value Funds
AllianceBernstein(SM) Global Value         Class R              The AllianceBernstein(SM)     Alliance Capital Management L.P.
                                                                  Value Funds
AllianceBernstein(SM) International Value  Class R              The AllianceBernstein(SM)     Alliance Capital Management L.P.
                                                                  Value Funds
AllianceBernstein(SM) Small/Mid Cap Value  Class R              The AllianceBernstein(SM)     Alliance Capital Management L.P.
                                                                  Value Funds
AllianceBernstein(SM) Value                Class R              The AllianceBernstein(SM)     Alliance Capital Management L.P.
                                                                  Value Funds

(1) Please refer to the Fund prospectus for a description of the class designation.




Investment Accounts and                    Class
 Corresponding Fund                        Designation
 Portfolios                                if any(1)               Fund                       Investment Advisor


Allianz CCM Capital Appreciation           Class R              Allianz Funds                 Allianz Dresdner Asset Management of
                                                                                                America
Allianz CCM Mid Cap                        Administrative       Allianz Funds                 Allianz Dresdner Asset Management of
                                                                                                America
Allianz CCM Mid Cap                        Class R              Allianz Funds                 Allianz Dresdner Asset Management of
                                                                                                America
Allianz NFJ Dividend Value                 Administrative       Allianz Funds                 Allianz Dresdner Asset Management of
                                                                                                America
Allianz NFJ Dividend Value                 Class R              Allianz Funds                 Allianz Dresdner Asset Management of
                                                                                                America
Allianz NFJ Small-Cap Value                Administrative       Allianz Funds                 Allianz Dresdner Asset Management of
                                                                                                America
Allianz NFJ Small-Cap Value                Class R              Allianz Funds                 Allianz Dresdner Asset Management of
                                                                                                America
Allianz OCC Renaissance                    Class R              Allianz Funds                 Allianz Dresdner Asset Management of
                                                                                                America
Allianz OCC Renaissance                    Administrative       Allianz Funds                 Allianz Dresdner Asset Management of
                                                                                                America
Allianz OCC Value                          Class R              Allianz Funds                 Allianz Dresdner Asset Management of
                                                                                                America
Allianz OCC Value                          Administrative       Allianz Funds                 Allianz Dresdner Asset Management of
                                                                                                America
Allianz RCM Large-Cap Growth               Class R              Allianz Funds                 Allianz Dresdner Asset Management of
                                                                                                America
American Century(R) Equity Income          Advisor              American Century(R) Capital   American Century(R)Investment
                                                                  Portfolios, Inc.              Management, Inc.
American Century(R) Equity Income          Investor             American Century(R) Capital   American Century(R) Investment
                                                                  Portfolios, Inc.              Management, Inc.
American Century(R)Real Estate             Investor             American Century(R) Capital   American Century(R) Investment
                                                                  Portfolios, Inc.              Management, Inc.
American Century(R)Small Cap Value         Advisor              American Century(R) Capital   American Century(R) Investment
                                                                  Portfolios, Inc.              Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.


Investment Accounts and                    Class
 Corresponding Fund                        Designation
 Portfolios                                if any(1)               Fund                       Investment Advisor

American Century(R) Small Cap Value        Investor             American Century(R) Capital   American Century(R) Investment
                                                                  Portfolios, Inc.              Management, Inc.
American Century(R) Emerging Markets       Advisor              American Century(R) Emerging  American Century(R)Global Investment
                                                                  Markets Fund                  Management, Inc.
American Century(R) Emerging Markets       Investor             American Century(R) Emerging  American Century(R)Global
                                                                  Markets Fund                  Investment Management, Inc.
American Century(R) Ginnie Mae             Advisor              American Century(R) Ginnie    American Century(R)Investment
                                                                  Mae Fund                      Management, Inc.
American Century(R) International          Advisor              American Century(R) Global    American Century(R) Investment
  Discovery                                                       Capital Management, Inc.      Management, Inc.

American Century(R) International          Investor             American Century(R) Global    American Century(R) Investment
  Discovery                                                       Capital Management, Inc.      Management, Inc.

American Century(R) Equity Growth          Advisor              American Century(R)           American Century(R)Investment
                                                                  Mutual Funds, Inc.            Management, Inc.
American Century(R) Equity Growth          Advisor              American Century(R)           American Century(R)Investment
                                                                  Mutual Funds, Inc.            Management, Inc.
American Century(R) Growth                 Advisor              American Century(R)           American Century(R)Investment
                                                                  Mutual Funds, Inc.            Management, Inc.
American Century(R) Heritage               Advisor              American Century(R)           American Century(R)Investment
                                                                  Mutual Funds, Inc.            Management, Inc.
American Century(R) Inflation-Adjusted     Advisor              American Century(R)           American Century(R)Investment
  Bond                                                            Mutual Funds, Inc.            Management, Inc.
American Century(R) New Opportunities II   Advisor              American Century(R)           American Century(R)Investment
                                                                  Mutual Funds, Inc.            Management, Inc.
American Century(R) Select                 Investor             American Century(R)           American Century(R)Investment
                                                                  Mutual Funds, Inc.            Management, Inc.
American Century(R) Ultra(R)               Advisor              American Century(R)           American Century(R)Investment
                                                                  Mutual Funds, Inc.            Management, Inc.
American Century(R) Ultra(R)               Investor             American Century(R)           American Century(R)Investment
                                                                  Mutual Funds, Inc.            Management, Inc.
American Century(R) Vista                  Advisor              American Century(R)           American Century(R)Investment
                                                                  Mutual Funds, Inc.            Management, Inc.
American Century(R) Vista                  Investor             American Century(R)           American Century(R)Investment
                                                                  Mutual Funds, Inc.            Management, Inc.
American Century(R) Income & Growth        Investor             American Century(R)           American Century(R)Investment
                                                                  Quantitative Equity Funds, Inc. Management, Inc.
American Century(R) Small Company          Advisor              American Century(R)           American Century(R)Investment
                                                                  Quantitative Equity Funds, Inc. Management, Inc.
American Century(R) Strategic Allocation   Advisor              American Century(R) Strategic American Century(R) Investment
  - Aggressive                                                    Asset Allocations, Inc.       Management, Inc.
American Century(R) Strategic Allocation   Advisor              American Century(R) Strategic American Century(R) Investment
  - Aggressive                                                    Asset Allocations, Inc.       Management, Inc.

American Century(R) Strategic Allocation   Advisor              American Century(R) Strategic American Century(R) Investment
  - Conservative                                                  Asset Allocations, Inc.       Management, Inc.
American Century(R) Strategic Allocation   Investor             American Century(R) Strategic American Century(R) Investment
  - Conservative                                                  Asset Allocations, Inc.       Management, Inc.
American Century(R) Strategic Allocation   Advisor              American Century(R) Strategic American Century(R)Investment
  - Moderate                                                      Asset Allocations, Inc.       Management, Inc.

(1) Please refer to the Fund prospectus for a description of the class designation.


Investment Accounts and                    Class
 Corresponding Fund                        Designation
 Portfolios                                if any(1)               Fund                       Investment Advisor


American Century(R) Strategic Allocation   Investor             American Century(R) Strategic American Century(R) Investment
  - Moderate                                                      Asset Allocations, Inc.       Management, Inc.
American Century(R) Strategic Allocation                        American Century(R) Strategic American Century(R) Investment
  - Aggressive (Substitution Class)                                Asset Allocations, Inc.      Management, Inc.
American Century(R) Strategic Allocation                        American Century(R) Strategic American Century(R) Investment
  - Conservative (Substitution Class)                              Asset Allocations, Inc.      Management, Inc.
American Century(R) Strategic Allocation                        American Century(R) Strategic American Century(R) Investment
  - Moderate(Substitution Class)                                   Asset Allocations, Inc.      Management, Inc.
American Century(R) VP Capital             Class I              American Century(R) Variable  American Century(R) Investment
  Appreciation                                                     Portfolios, Inc.             Management, Inc.
American Century(R) International Growth   Advisor              American Century(R) World     American Century(R) Investment
                                                                   Mutual Funds, Inc.           Management, Inc.
American Century(R) International Growth   Investor             American Century(R) World     American Century(R) Investment
                                                                   Mutual Funds, Inc.           Management, Inc.
American Funds(R) AMCAP Fund(R)            Class R3             American Funds(R)             Capital Research and Management
                                                                                                Company
American Funds(R) AMCAP Fund(R)            Class R4             American Funds(R)             Capital Research and Management
                                                                                                Company
American Funds(R) American                 Class R4             American Funds(R)             Capital Research and Management
  High-Income Trust(SM)                                                                         Company
American Funds(R) American                 Class R3             American Funds(R)             Capital Research and Management
  High-Income Trust(SM)                                                                         Company
American Funds(R) Capital World            Class R3             American Funds(R)             Capital Research and Management
  Growth & Income                                                                               Company
American Funds(R) Capital World            Class R4             American Funds(R)             Capital Research and Management
  Growth & Income                                                                               Company
American Funds(R) EuroPacific Growth Fund  Class R3             American Funds(R)             Capital Research and Management
                                                                                                Company
American Funds(R) EuroPacific Growth Fund  Class R4             American Funds(R)             Capital Research and Management
                                                                                                Company
American Funds(R) Fundamental Investors    Class R3             American Funds(R)             Capital Research and Management
                                                                                                Company
American Funds(R) Fundamental Investors    Class R4             American Funds(R)             Capital Research and Management
                                                                                                Company
American Funds(R) Intermediate Bond Fund   Class R3             American Funds(R)             Capital Research and Management
                                                                                                Company
American Funds(R) Intermediate Bond Fund   Class R4             American Funds(R)             Capital Research and Management
                                                                                                Company
American Funds(R)SMALLCAP World Fund       Class R3             American Funds(R)             Capital Research and Management
                                                                                                Company
American Funds(R) SMALLCAP World Fund      Class R4             American Funds(R)             Capital Research and Management
                                                                                                Company
American Funds(R)  The Growth Fund of      Class R3             American Funds(R)             Capital Research and Management
  America(R)                                                                                    Company
American Funds(R) The Growth Fund of       Class R4             American Funds(R)             Capital Research and Management
  America(R)                                                                                    Company
Ariel                                                           Ariel Mutual Funds, Inc.      Ariel Capital Management, Inc.
Ariel Appreciation                                              Ariel Mutual Funds, Inc.      Ariel Capital Management, Inc.
Calvert Income                             Class A              Calvert Income Fund           Calvert Asset Management Company
                                                                                                ("CAMCO")
Calvert New Vision Small Cap               Class A              Calvert New Vision Small      Calvert Asset Management Company
                                                                  Cap Fund                      ("CAMCO")
Calvert Social Investment Equity           Class A              Calvert Social Investment     Calvert Asset Management Company
                                                                  Fund                          ("CAMCO")
Calvert Social Mid Cap Growth              Class A              Calvert Variable Series, Inc. Calvert Asset Management Company
                                                                                                ("CAMCO")
Columbia Mid Cap Index Fund                Class A              Columbia Mid Cap Index Fund   Columbia Management Advisors, LLC
Columbia Small Cap Index Fund              Class A              Columbia Small Cap Index Fund   Columbia Management Advisors, LLC

(1) Please refer to the Fund prospectus for a description of the class designation.

Investment Accounts and                    Class
 Corresponding Fund                        Designation
 Portfolios                                if any(1)               Fund                       Investment Advisor

Dreyfus Premier Future Leaders             Class T              Dreyfus Growth and Value      The Dreyfus Corporation
                                                                  Funds, Inc.
Dreyfus Premier Structured Midcap          Class T              Dreyfus Growth and Value      The Dreyfus Corporation
                                                                  Leaders, Inc.
Dreyfus Premier Health Care                Class R              Dreyfus Premier Health Care   The Dreyfus Corporation
Dreyfus Premier Health Care                Class T              Dreyfus Premier Health Care   The Dreyfus Corporation
Dreyfus Premier International Equity       Class R              Dreyfus Premier International The Boston Company Asset
                                                                  Equity Fund                   Management LLC

Dreyfus Premier International Equity       Class T              Dreyfus Premier International The Boston Company Asset
                                                                  Equity Fund                   Management LLC
Dreyfus Premier New Leaders                Class A              Dreyfus Premier New           The Dreyfus Corporation
                                                                  Leaders, Inc.
Dreyfus Premier New Leaders                Class T              Dreyfus Premier New           The Dreyfus Corporation
                                                                  Leaders, Inc.
Dreyfus Premier Worldwide Growth           Class T              Dreyfus Premier Worldwide     The Dreyfus Corporation
                                                                  Growth, Inc.

Dreyfus Premier Small Cap Value            Class T              The Dreyfus/Laurel            The Dreyfus Corporation
                                                                  Funds, Inc.
Dreyfus Premier Third Century              Class T              The Dreyfus Premier Third     The Dreyfus Corporation
                                                                  Century, Inc.
Fidelity(R) Advisor Diversified            Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
  International                                                                                 Company
Fidelity(R) Advisor Dividend Growth        Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Dynamic                Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
  Capital Appreciation                                                                          Company
Fidelity(R) Advisor Equity Growth          Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Equity Income          Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Fifty                  Class A              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Fifty                  Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Freedom 2010           Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Freedom 2010           Class A              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Freedom 2015           Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Freedom 2015           Class A              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Freedom 2020           Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Freedom 2020           Class A              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Freedom 2025           Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Freedom 2025           Class A              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Freedom 2030           Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Freedom 2030           Class A              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Freedom 2035           Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Freedom 2035           Class A              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company

Fidelity(R) Advisor Freedom 2040           Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Freedom 2040           Class A              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Freedom 2045           Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Freedom 2045           Class A              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Freedom 2050           Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Freedom 2050           Class A              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Freedom Income         Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Freedom Income         Class A              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Growth & Income        Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Growth Opportunities   Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor International Capital  Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
Appreciation                                                                                    Company


(1) Please refer to the Fund prospectus for a description of the class designation.

Investment Accounts and                    Class
 Corresponding Fund                        Designation
 Portfolios                                if any(1)               Fund                       Investment Advisor

Fidelity(R) Advisor Leveraged Company      Class A              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
  Stock                                                                                         Company
Fidelity(R) Advisor Leveraged Company      Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
  Stock                                                                                         Company
Fidelity(R) Advisor Mid Cap                Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor New Insights           Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Overseas               Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Small Cap              Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor Value                  Class A              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) Advisor                        Class T              Fidelity(R) Advisor Funds     Fidelity(R) Management & Research
                                                                                                Company
Fidelity(R) VIP Asset ManagerSM            Initial              Fidelity(R) Variable          Fidelity(R) Management & Research
                                                                  Insurance Products Fund       Company
Fidelity(R) VIP Contrafund(R)              Initial              Fidelity(R) Variable          Fidelity(R) Management & Research
                                                                  Insurance Products Fund       Company
Fidelity(R) VIP Equity-Income              Initial              Fidelity(R) Variable          Fidelity(R) Management & Research
                                                                  Insurance Products Fund       Company
Fidelity(R) VIP Growth                     Initial              Fidelity(R) Variable          Fidelity(R) Management & Research
                                                                  Insurance Products Fund       Company
Fidelity(R) VIP High Income                Initial              Fidelity(R) Variable          Fidelity(R) Management & Research
                                                                  Insurance Products Fund       Company
Fidelity(R) VIP Overseas                   Initial              Fidelity(R) Variable          Fidelity(R) Management & Research
                                                                  Insurance Products Fund       Company
Fifth Third All Cap Value                  Class A              Fifth Third Funds             Fifth Third Asset Management, Inc.
Fifth Third Mid Cap Growth                 Class A              Fifth Third Funds             Fifth Third Asset Management, Inc.
Fifth Third Quality Growth                 Class A              Fifth Third Funds             Fifth Third Asset Management, Inc.
Fifth Third Strategic Income               Class A              Fifth Third Funds             Fifth Third Asset Management, Inc.
First American Funds Mid Cap Index         Class R              FIRST AMERICAN INVESTMENT     U.S. Bancorp Asset Management, Inc.
                                                                  FUNDS, INC.
First American Funds Mid Cap Growth        Class A              FIRST AMERICAN INVESTMENT     U.S. Bancorp Asset Management, Inc.
  Opportunities                                                   FUNDS, INC.
First American Funds Mid Cap Growth        Class R              FIRST AMERICAN INVESTMENT     U.S. Bancorp Asset Management, Inc.
  Opportunities                                                   FUNDS, INC.
First American Funds Mid Cap Value         Class A              FIRST AMERICAN INVESTMENT     U.S. Bancorp Asset Management, Inc.
                                                                  FUNDS, INC.
First American Funds Mid Cap Value         Class R              FIRST AMERICAN INVESTMENT     U.S. Bancorp Asset Management, Inc.
                                                                  FUNDS, INC.
First American Funds Small Cap Index       Class R              FIRST AMERICAN INVESTMENT     U.S. Bancorp Asset Management, Inc.
                                                                  FUNDS, INC.
First American Funds Small Cap Select      Class A              FIRST AMERICAN INVESTMENT     U.S. Bancorp Asset Management, Inc.
                                                                  FUNDS, INC.
First American Funds Small Cap Select      Class R              FIRST AMERICAN INVESTMENT     U.S. Bancorp Asset Management, Inc.
                                                                  FUNDS, INC.
First American Funds Small Cap Value       Class A              FIRST AMERICAN INVESTMENT     U.S. Bancorp Asset Management, Inc.
                                                                  FUNDS, INC.
First American Funds Small Cap Value       Class R              FIRST AMERICAN INVESTMENT     U.S. Bancorp Asset Management, Inc.
                                                                  FUNDS, INC.
First American Funds Strategy Growth       Class A              FIRST AMERICAN INVESTMENT     U.S. Bancorp Asset Management, Inc.
  Allocation                                                      FUNDS, INC.
First American Funds Strategy Growth       Class R              FIRST AMERICAN INVESTMENT     U.S. Bancorp Asset Management, Inc.
  Allocation                                                      FUNDS, INC.
Franklin Capital Growth                    Class R              Franklin Capital Growth Fund  Franklin Advisers, Inc.
Franklin Flex Cap Growth                   Class R              Franklin Flex Cap             Franklin Advisers, Inc.
Franklin Small-Mid Cap Growth              Class R              Franklin Small-Mid Cap Growth Franklin Advisers, Inc.
                                                                  Fund
(1) Please refer to the Fund prospectus for a description of the class designation.

Investment Accounts and                    Class
 Corresponding Fund                        Designation
 Portfolios                                if any(1)               Fund                       Investment Advisor

Franklin Small Cap Value                   Class A              Franklin Value Investors      Franklin Advisory Services, LLC
                                                                  Trust
Franklin Small Cap Value                   Class R              Franklin Value Investors      Franklin Advisory Services, LLC
                                                                  Trust
Franklin Strategic Income                  Class R              Franklin Strategic Series     Franklin Advisers, Inc.
Goldman Sachs Mid Cap Value                Institutional        GOLDMAN SACHS DOMESTIC        Goldman Sachs Asset Management, L.P.
                                                                  EQUITY FUNDS
Goldman Sachs Mid Cap Value                Service              GOLDMAN SACHS DOMESTIC        Goldman Sachs Asset Management, L.P.
                                                                  EQUITY FUNDS
Goldman Sachs Small Cap Value              Institutional        GOLDMAN SACHS DOMESTIC        Goldman Sachs Asset Management, L.P.
                                                                  EQUITY FUNDS
Goldman Sachs Small Cap Value              Service              GOLDMAN SACHS DOMESTIC        Goldman Sachs Asset Management, L.P.
                                                                  EQUITY FUNDS
Goldman Sachs Strategic Growth             Institutional        GOLDMAN SACHS DOMESTIC        Goldman Sachs Asset Management, L.P.
                                                                  EQUITY FUNDS
Goldman Sachs Strategic Growth             Service              GOLDMAN SACHS DOMESTIC        Goldman Sachs Asset Management, L.P.
                                                                  EQUITY FUNDS
Goldman Sachs Structured International     Institutional        GOLDMAN SACHS DOMESTIC        Goldman Sachs Asset Management, L.P.
  Equity Fund                                                     EQUITY FUNDS
Goldman Sachs Structured International     Service              GOLDMAN SACHS DOMESTIC        Goldman Sachs Asset Management, L.P.
  Equity Fund                                                     EQUITY FUNDS
Goldman Sachs Tollkeeper                   Institutional        GOLDMAN SACHS SPECIALTY FUNDS Goldman Sachs Asset Management, L.P.
Goldman Sachs Tollkeeper                   Service              GOLDMAN SACHS SPECIALTY FUNDS Goldman Sachs Asset Management, L.P.
Janus Adviser Forty Fund                   Class R              Janus Adviser Series          Janus Capital Management LLC
Janus Adviser Growth and Income Fund       Class R              Janus Adviser Series          Janus Capital Management LLC
Janus Adviser INTECH Risk-Managed Growth   Class I              Janus Adviser Series          Janus Capital Management LLC
Janus Adviser Mid Cap Value                Class R              Janus Adviser Series          Janus Capital Management LLC
Janus Adviser Small Company Value Fund     Class I              Janus Adviser Series          Berger Financial Group LLC
Janus Aspen Flexible Bond Portfolio        Institutional        Janus Aspen Series            Janus Capital Management LLC
Janus Aspen Mid Cap Value                  Service              Janus Aspen   Series          Janus Capital Management LLC
Janus Aspen Worldwide Growth               Institutional        Janus Aspen Series            Janus Capital Management LLC
  Portfolio
Lord Abbett Small-Cap Blend                Class P              Lord Abbett Blend Trust       Lord, Abbett & Co. LLC
Lord Abbett Developing Growth              Class P              Lord Abbett Developing        Lord, Abbett & Co. LLC
                                                                  Growth, Inc.
Lord Abbett Developing Growth              Class R3             Lord Abbett Developing        Lord, Abbett & Co. LLC
                                                                  Growth, Inc.
Lord Abbett Mid-Cap Value                  Class P              Lord Abbett Mid-Cap           Lord, Abbett & Co. LLC
                                                                  Value, Inc.
Lord Abbett Growth Opportunities           Class P              Lord Abbett Research          Lord, Abbett & Co. LLC
                                                                  Fund, Inc.
Lord Abbett Growth Opportunities           Class R3             Lord Abbett Research          Lord, Abbett & Co. LLC
                                                                  Fund, Inc.
Lord Abbett Small-Cap Value                Class P              Lord Abbett Research          Lord, Abbett & Co. LLC
                                                                  Fund, Inc.
MFS(R) International New Discovery         Class A              MFS(R) International New      MFS Investment Management(R)
                                                                  Discovery Fund
MFS(R) Mid Cap Growth                      Class A              MFS(R) Mid Cap Growth Fund    MFS Investment Management(R)
MFS(R) Strategic Value                     Class A              MFS(R) Strategic Value Fund   MFS Investment Management(R)
MFS(R) Value                               Class A              MFS(R) Value Fund             MFS Investment Management(R)
Manning & Napier, Inc. Pro-Blend(R)        Class A              Pro-Blend(R) Conservative     Manning & Napier Advisors, Inc.
  Conservative Term Series                                        Term Series
Manning & Napier, Inc. Pro-Blend(R)        Class A              Pro-Blend(R) Extended         Manning & Napier Advisors, Inc.
  Extended Term Series                                            Term Series
(1) Please refer to the Fund prospectus for a description of the class designation.


Investment Accounts and                    Class
 Corresponding Fund                        Designation
 Portfolios                                if any(1)               Fund                       Investment Advisor
Manning & Napier, Inc. Pro-Blend(R)        Class A              Pro-Blend(R) Maximum Term     Manning & Napier Advisors, Inc.
  Maximum Term Series                                             Series
Manning & Napier, Inc. Pro-Blend(R)        Class A              Pro-Blend(R) Moderate Term    Manning & Napier Advisors, Inc.
  Moderate Term Series                                            Series
Marshall Mid Cap Growth Fund               Class Y              Marshall Funds, Inc.          M&I Investment Management Corp.
Marshall Mid Cap Value Fund                Class Y              Marshall Funds, Inc.          M&I Investment Management Corp.
Marshall Small Cap Growth Fund             Class Y              Marshall Funds, Inc.          M&I Investment Management Corp.
Neuberger Berman Fasciano      Advisor              Neuberger Berman LLC          Neuberger Berman Management, Inc.
Neuberger Berman Focus                     Advisor              Neuberger Berman LLC          Neuberger Berman Management, Inc.
Neuberger Berman Small Cap Growth
(Formerly Neuberger Berman Millenium)      Advisor              Neuberger Berman LLC          Neuberger Berman Management Inc.
Neuberger Berman Partners                  Advisor              Neuberger Berman LLC          Neuberger Berman Management Inc.
Old Mutual Developing Growth Fund          Class Z              Old Mutual Advisor Funds II   Old Mutual Capital, Inc. ("OMCAP")
Old Mutual Growth Fund                     Class Z              Old Mutual Advisor Funds II   Old Mutual Capital, Inc. ("OMCAP")
Old Mutual Columbus Circle Technology      Class Z              Old Mutual Insurance Series   Old Mutual Capital, Inc. ("OMCAP")
and Communications Portfolio                                      Funds
Old Mutual Growth II Portfolio             Class Z              Old Mutual Series Funds       Old Mutual Capital, Inc. ("OMCAP")
OneAmerica Asset Director Portfolio        Class O              OneAmerica Funds, Inc.        American United Life Insurance
                                                                                                Company(R)
OneAmerica Asset Director Portfolio        Advisor              OneAmerica Funds, Inc.        American United Life Insurance
                                                                                                Company(R)
OneAmerica Investment Grade Bond Portfolio Class O              OneAmerica Funds, Inc.        American United Life Insurance
                                                                                                Company(R)
OneAmerica Investment Grade Bond Portfolio Advisor              OneAmerica Funds, Inc.        American United Life Insurance
                                                                                                 Company(R)
OneAmerica Money Market Portfolio          Class O              OneAmerica Funds, Inc.        American United Life Insurance
                                                                                                Company(R)
OneAmerica Money Market Portfolio          Advisor              OneAmerica Funds, Inc.        American United Life Insurance
                                                                                                Company(R)
OneAmerica Socially Responsive Portfolio   Class O              OneAmerica Funds, Inc.        American United Life Insurance
                                                                                                Company(R)
OneAmerica Socially Responsive Portfolio   Advisor              OneAmerica Funds, Inc.        American United Life Insurance
                                                                                                Company(R)
OneAmerica Value                           Class O              OneAmerica Funds, Inc.        American United Life Insurance
                                                                                                Company(R)
OneAmerica Value                           Advisor              OneAmerica Funds, Inc.        American United Life Insurance
                                                                                                Company(R)

1) Please refer to the Fund prospectus for a description of the class designation.

Investment Accounts and                    Class
 Corresponding Fund                        Designation
 Portfolios                                if any(1)               Fund                       Investment Advisor

Oppenheimer Developing Markets             Class N              OppenheimerFunds(R)           The Manager
Oppenheimer Global                         Class N              OppenheimerFunds(R)           The Manager
Oppenheimer International Bond             Class N              OppenheimerFunds(R)           The Manager
Oppenheimer International Growth           Class A              OppenheimerFunds(R)           The Manager
Oppenheimer International Growth           Class N              OppenheimerFunds(R)           The Manager
Oppenheimer International Small Company    Class N              OppenheimerFunds(R)           The Manager
Oppenheimer Main Street Opportunity        Class N              OppenheimerFunds(R)           The Manager
Oppenheimer Main Street Small Cap          Class A              OppenheimerFunds(R)           The Manager
Oppenheimer Main Street Small Cap          Class N              OppenheimerFunds(R)           The Manager
Oppenheimer Small & Mid Cap Value          Class N              OppenheimerFunds(R)           The Manager
Oppenheimer Small Cap Value                Class N              OppenheimerFunds(R)           The Manager
Oppenheimer Strategic Income               Class N              OppenheimerFunds(R)           The Manager
Oppenheimer Strategic Income               Class A              OppenheimerFunds(R)           The Manager
Oppenheimer Value                          Class N              OppenheimerFunds(R)           The Manager
Oppenheimer Value                          Class R              OppenheimerFunds(R)           The Manager
PIMCO High Yield                           Administrative       Pacific Investment Management Pacific Investment Management
                                                                  Series                        Company LLC
PIMCO High Yield                           Class R              Pacific Investment Management Pacific Investment Management
                                                                  Series                        Company LLC
PIMCO Total Return                         Administrative       Pacific Investment Management Pacific Investment Management
                                                                  Series                        Company LLC
PIMCO Total Return                         Class R              Pacific Investment Management Pacific Investment Management
                                                                  Series                        Company LLC
Pioneer Bond                               Class R              Pioneer Bond Fund             Pioneer Investment Management, Inc.
Pioneer Emerging Markets                   Class A              Pioneer Emerging Markets Fund Pioneer Investment Management, Inc.
Pioneer Equity Income                      Class A              Pioneer Equity Income         Pioneer Investment Management, Inc.
Pioneer Equity Income                      Class R              Pioneer Equity Income         Pioneer Investment Management, Inc.
Pioneer Fund                               Class R              Pioneer Fund                  Pioneer Investment Management, Inc.
Pioneer High Yield                         Class R              Pioneer High Yield            Pioneer Investment Management, Inc.
Pioneer Mid-Cap Value                      Class R              Pioneer Mid-Cap Value         Pioneer Investment Management, Inc.
Pioneer Oak Ridge Large Cap Growth         Class R              Pioneer Oak Ridge Large Cap   Pioneer Investment Management, Inc.
                                                                  Growth
Pioneer Small Cap Value                    Class R              Pioneer Small Cap Value       Pioneer Investment Management, Inc.
Pioneer VCT Fund                                                Pioneer Variable Life         Pioneer Investment Management, Inc.
                                                                  Contracts Trust
Pioneer VCT Growth Opportunities                                Pioneer Variable Life         Pioneer Investment Management, Inc.
                                                                  Contracts Trust
Russell 2010 Strategy Fund                 Class R2             LifePoints(R) Funds           Russell Investment Management Co.
                                                                                                ("RIMCO")
Russell 2010 Strategy Fund                 Class R3             LifePoints(R) Funds           Russell Investment Management Co.
                                                                                                ("RIMCO")
Russell 2020 Strategy Fund                 Class R2             LifePoints(R) Funds           Russell Investment Management Co.
                                                                                                ("RIMCO")
Russell 2020 Strategy Fund                 Class R3             LifePoints(R) Funds           Russell Investment Management Co.
                                                                                                ("RIMCO")
Russell 2030 Strategy Fund                 Class R2             LifePoints(R) Funds           Russell Investment Management Co.
                                                                                                ("RIMCO")
Russell 2030 Strategy Fund                 Class R3             LifePoints(R) Funds           Russell Investment Management Co.
                                                                                                ("RIMCO")
Russell 2040 Strategy Fund                 Class R2             LifePoints(R) Funds           Russell Investment Management Co.
                                                                                                ("RIMCO")
Russell 2040 Strategy Fund                 Class R3             LifePoints(R) Funds           Russell Investment Management Co.
                                                                                                ("RIMCO")
Russell LifePoints(R) Balanced             Class R2             LifePoints(R) Funds           Russell Investment Management Co.
                                                                                                ("RIMCO")
Russell LifePoints(R) Balanced             Class R3             LifePoints(R) Funds           Russell Investment Management Co.
                                                                                                ("RIMCO")
Russell LifePoints(R) Conservative         Class R2             LifePoints(R) Funds           Russell Investment Management Co.
                                                                                                ("RIMCO")
Russell LifePoints(R) Conservative         Class R3             LifePoints(R) Funds           Russell Investment Management Co.
                                                                                                ("RIMCO")
Russell LifePoints(R) Equity Growth        Class R2             LifePoints(R) Funds           Russell Investment Management Co.
  Strategy                                                                                      ("RIMCO")

1) Please refer to the Fund prospectus for a description of the class designation.

Investment Accounts and                    Class
 Corresponding Fund                        Designation
 Portfolios                                if any(1)               Fund                       Investment Advisor

Russell LifePoints(R) Equity Growth        Class R3             LifePoints(R) Funds           Russell Investment Management Co.
  Strategy                                                                                      ("RIMCO")
Russell LifePoints(R) Growth Strategy      Class R2             LifePoints(R) Funds           Russell Investment Management Co.
                                                                                                ("RIMCO")
Russell LifePoints(R) Growth Strategy      Class R3             LifePoints(R) Funds           Russell Investment Management Co.
                                                                                                ("RIMCO")
Russell LifePoints(R) Moderate             Class R2             LifePoints(R) Funds           Russell Investment Management Co.
                                                                                                ("RIMCO")
Russell LifePoints(R) Moderate             Class R3             LifePoints(R) Funds           Russell Investment Management Co.
                                                                                                ("RIMCO")
Russell Emerging Markets Fund              Class E              Russell Funds                 Frank Russell Investment Management
                                                                                                Co. ("FRIMCO")
Russell Equity I                           Class E              Russell Funds                 Russell Investment Management Co.
                                                                                                ("RIMCO")
Russell Equity II                          Class E              Russell Funds                 Russell Investment Management Co.
                                                                                                ("RIMCO")
Russell Equity Q                           Class E              Russell Funds                 Russell Investment Management Co.
                                                                                                ("RIMCO")
Russell International                      Class E              Russell Funds                 Russell Investment Management Co.
                                                                                                ("RIMCO")
Russell Real Estate Securities Fund        Class E              Russell Funds                 Frank Russell Investment Management
                                                                                                Co. ("FRIMCO")
Russell Select Value Fund                  Class E              Russell Funds                 Frank Russell Investment Management
                                                                                                Co. ("FRIMCO")
State Street Equity 500 Index              Class A              State Street Institutional    State Street Bank & Trust Company
                                                                  Investment Trust
State Street Equity 500 Index              Class R              State Street Institutional    State Street Bank & Trust Company
                                                                  Investment Trust
T. Rowe Price Blue Chip Growth             Class R              T. Rowe Price Blue Chip       T. Rowe Price Associates, Inc.
                                                                  Growth Fund
T. Rowe Price Equity Income                Advisor              T. Rowe Price Equity Income   T. Rowe Price Associates, Inc.
                                                                  Fund
T. Rowe Price Equity Income                Class R              T. Rowe Price Equity Income   T. Rowe Price Associates, Inc.
                                                                  Fund
T. Rowe Price Growth Stock                 Advisor              T. Rowe Price Growth          T. Rowe Price Associates, Inc.
                                                                  Fund
T. Rowe Price Growth Stock                 Class R              T. Rowe Price Growth          T. Rowe Price Associates, Inc.
                                                                  Fund
T. Rowe Price European Stock Fund                               T. Rowe Price International   T. Rowe Price Associates, Inc.
                                                                  Funds, Inc.
T. Rowe Price International                Advisor              T. Rowe Price International   T. Rowe Price Associates, Inc.
  Growth and Income                                               Funds, Inc.
T. Rowe Price International                Class R              T. Rowe Price International   T. Rowe Price Associates, Inc.
  Growth and Income                                               Funds, Inc.
T. Rowe Price International Stock          Class R              T. Rowe Price International   T. Rowe Price Associates, Inc.
                                                                  Funds, Inc.
T. Rowe Price Mid-Cap Growth               Class R              T. Rowe Price Mid-Cap Growth  T. Rowe Price Associates, Inc.
                                                                  Fund, Inc.
T. Rowe Price Mid-Cap Value                Advisor              T. Rowe Price Mid-Cap Value   T. Rowe Price Associates, Inc.
                                                                  Fund, Inc.
T. Rowe Price Mid-Cap Value                Class R              T. Rowe Price Mid-Cap Value   T. Rowe Price Associates, Inc.
                                                                  Fund, Inc.
Templeton Foreign                          Class R              Templeton Foreign Fund        Templeton Global Advisors Limited
Templeton Foreign                          Class A              Templeton Foreign Fund        Templeton Global Advisors Limited
Templeton Growth                           Class R              Templeton Growth Fund         Templeton Global Advisors Limited
Templeton Growth                           Class A              Templeton Growth Fund         Templeton Global Advisors Limited
Timothy Plan Strategic Growth Fund         Class A              Timothy Plan Strategic
                                                                  Growth Fund                 Timothy Partners, Ltd
Timothy Plan Conservative Growth Fund      Class A              Timothy Plan Conservative
                                                                  Growth Fund                 Timothy Partners, Ltd
Thornburg Core Growth                      Class R3             Thornburg Investment Trust    Thornburg Investment Management, Inc.
Thornburg Core Growth                      Class R5             Thornburg Investment Trust    Thornburg Investment Management, Inc.
Thornburg International Value              Class R3             Thornburg Investment Trust    Thornburg Investment Management, Inc.
Thornburg International Value              Class R5             Thornburg Investment Trust    Thornburg Investment Management, Inc.
Thornburg Limited-Term Income              Class R3             Thornburg Investment Trust    Thornburg Investment Management, Inc.
Thornburg Limited-Term US Government       Class R3             Thornburg Investment Trust    Thornburg Investment Management, Inc.
Thornburg Value                            Class R3             Thornburg Investment Trust    Thornburg Investment Management, Inc.

1) Please refer to the Fund prospectus for a description of the class designation.

Investment Accounts and                    Class
 Corresponding Fund                        Designation
 Portfolios                                if any(1)               Fund                       Investment Advisor


Vanguard Explorer                          Investor             Vanguard Explorer Fund, Inc.  Granahan Investment Management, Inc.,
                                                                                                Wellington Management Company & The
                                                                                                Vanguard Group
Vanguard Short-Term Federal                Investor             Vanguard Fixed Income         The Vanguard Group

1) Please refer to the Fund prospectus for a description of the class designation.


Each of the Funds has a different investment objective. An Owner or a Participant (depending on the Contract) may allocate contributions to one or more of the Investment Accounts available under a Contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the corresponding fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.



FIXED INTEREST ACCOUNT

An Owner or a Participant (depending on the Contract) may allocate contributions to the FIA, which is part of AUL's General Account. Amounts allocated to the FIA earn interest at rates periodically determined by AUL. These rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the Contract. See the Section "The Fixed Interest Account" later in this Prospectus.




CONTRIBUTIONS

For Recurring Contribution Contracts, contributions may vary in amount and frequency. A Plan may impose maximum and minimum contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make contributions of at least $1,000 or $5,000, depending on the contract. See the Section "Contributions under the Contracts" later in this Prospectus.


TRANSFERS

An Owner or a Participant (depending on the Contract) may transfer part or all of his or her Variable Account Value among the Investment Accounts or to the FIA at any time during the Accumulation Period, subject to certain restrictions. Similarly, an Owner or a Participant may transfer part or all of his or her FIA Value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.

WITHDRAWALS

The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment, ("MVA"). See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.

THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.

ANNUITY OPTIONS

The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.

CHARGES

Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.

WITHDRAWAL CHARGE

AUL does not impose a sales charge at the time a contribution is made to a Participant's Account under a Contract. If the Participant makes a cash withdrawal or the Owner surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge. In most Contracts, the Withdrawal Charge only applies, where the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.


PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an annuity, which usually will be deducted at the time annuity payments commence. Premium taxes currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.


ASSET CHARGE

AUL deducts a daily charge in an amount not greater than an annual rate of 1.25 percent of the average daily net assets of each Investment Account of the Variable Account, depending upon your Contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of

Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.


ADMINISTRATIVE CHARGE

AUL may deduct from a Participant's Account an Administrative Charge equal to a maximum of $50 per year, deducted quarterly. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed on certain Contracts if the value of a Participant's Account is equal to a certain minimum on the quarterly Contract anniversary. See the Section "Administrative Charge" later in this Prospectus.


ADDITIONAL CHARGES AND FEES

Some Contracts may contain additional charges and fees for services such as loan initiation, loan maintenance, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.

EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares of the corresponding Portfolio of one of the Funds. The price of the shares reflects investment advisory fees and other expenses paid by each Portfolio. In addition, some Funds may charge a redemption fee for short-term trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.

TEN-DAY FREE LOOK

Under 403(b), 408, 408A, HRA, HSA, post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any contributions.

TERMINATION BY THE OWNER

An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at its Corporate Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, apply a positive or negative MVA) on a Participants' Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b), HRA, HSA and OPEB Contracts. Under another payment option, AUL will not assess an investment liquidation charge or MVA. However, amounts attributable to the aggregate Withdrawal Values derived from the FIA of all Participants under the Contract shall be paid in five (5), six (6), seven (7), or eleven (11) approximately equal annual installments, depending on the Contract. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge (or the MVA), see the Section "Termination by the Owner" later in this Prospectus.


CONTACTING AUL

Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.

                                 EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expeses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge." The information contained in the table is not generally applicable to amounts allocated to the FIA or to annuity payments under an Annuity Option.


Participant Transaction Expenses
  Maximum Deferred Sales Load (withdrawal charge)(1).......................................................................    8%


Optional Fees (Applicable to Certain Contracts)
  Maximum Loan Initiation Fee(2)...........................................................................................  $100
  Maximum Charge for Non-Electronic Transfers(3)...........................................................................    $5
  Maximum Annual Charge for Non-Electronic Contributions...................................................................$1,000
  Maximum Distribution Fee(4)..............................................................................................   $40
  Maximum Contract Termination Individual Participant Check Fee(5).........................................................  $100

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund expenses.

Maximum Administrative Charge (per year)(6)..............................................................................     $50
Maximum Brokerage Window Fee(7)..........................................................................................    $100
Separate (Variable) Account Annual Expenses (as a percentage of average account value)
  Maximum Total Separate Account Annual Expenses (Asset Charge)(8).......................................................   1.25%
Investment Advice Provider Fee(9)....................................................................................... May vary
Maximum Managed Account Service Fee (9).................................................................................    1.00%

Maximum Plan Sponsor Investment Option Advisory Fee(10).................................................................. $ 1,500

Maximum Guaranteed Minimum Death Benifit Option(per year)(11)............................................................   0.20%

Maximum Loan Administrative Fee(12).........................................................................................  $50


(1) The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of the Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years, 4 percent of the Account Value in excess of any applicable 10 percent free-out for the next five (5) years, and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a 5 percent withdrawal charge. Your charges may be less than the charges described. See the section "Withdrawal Charges" later in this prospectus.

(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(3) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between Investment Options, which will either be billed to the owner or deducted from the Participant's Account.

(4) AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) The Administrative Charge may be less than $50 per year, based on the size of the Participant's Account and/or the type of Contract.

(7) The Brokerage Window is only available with certain Employer Sponsored contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account.

(8) This charge may be less than 1.25 percent for certain Contracts. A Contract's Asset Charge may be 0.00 percent, 0.25 percent, 0.50 percent,
     0.75 percent, 1.00 percent or 1.25 percent. Furthermore, a portion of the asset charge may be credited back to a Participant's account in the form of Accumulation Units. The number of Accumulation Units credited will depend on the terms of the Contract and the aggregate variable investment account assets on deposit. Please refer to your Contract for details regarding the Asset Charge applicable to you.

(9) Investment Advice Provider Fee and Managed Account Service Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is one percent of the total account value annually, paid in .25 percent quarterly installments. AUL will forward a portion of the fee to the investment advice provider and may retain a portion of the fee for administrative and distribution services.

(10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(11) This charge only applies to certain IRA Contracts. This fee is deducted quarterly.

(12) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.



The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Fund Annual Operating Expenses                        Minimum      Maximum


(expenses that are deducted from Fund
assets, including management fees, distribution
and/or service (12b-1) fees,
and other expenses*).......................................   0.20%        2.05%

*In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.

                                    EXAMPLE

The Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity Contracts. These costs include Participant transaction expenses, Contract fees, separate account annual expenses, and Fund fees and expenses.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5 percent return` each year and assumes the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


(1) If you surrender your Contract at the end of the applicable time period:

1 Year          3 Years          5 Years          10 Years

$1,128           $1,953           $2,792           $4,555

(2) If you annuitize at the end of the applicable time period:

1 Year          3 Years          5 Years          10 Years

$  402          $1,214           $2,039           $4,161

(3) If you do not surrender your Contract:

1 Year          3 Years          5 Years          10 Years

$  402          $1,214           $2,039           $4,161

                          CONDENSED FINANCIAL INFORMATION

The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the ten (10) year period from December 31, 1998 or the first (1st) deposit (as listed beside the beginning value in the year of inception), whichever is more recent, through December 31, 2007. No information is available for periods prior to these dates.

The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2007. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Registered Public Accounting Firm.

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

Class O
OneAmerica Asset Director Portfolio
Band 125
 2007                           $      4.45                       $     4.62                           21,938,209
 2006                                  4.08                             4.45                           18,879,420
 2005                                  3.83                             4.08                           15,641,018
 2004                                  3.48                             3.83                           14,894,289
 2003                                  2.76                             3.48                           13,400,476
 2002                                  2.87                             2.76                           13,164,496
 2001                                  2.63                             2.87                           12,753,881
 2000                                  2.30                             2.63                           10,360,033
 1999                                  2.35                             2.30                           11,417,366
Band S
 2005                           $      1.54                       $     1.63                               74,923
 2004                                  1.40                             1.54                               49,468
 2003                                  1.11                             1.40                               30,173
 2002                                  1.27                             1.11                               20,490
 2001                                  1.25                             1.27                               17,617
 2000                                  1.13                             1.25                               41,667
 1999                                  1.18                             1.13                               38,741
 1998                                  1.12                             1.18                               35,696

OneAmerica Asset Director Portfolio
Advisor
Band 125                        $      1.64                       $     1.70                            3,412,279
 2006                                  1.52                             1.64                            1,815,170
Band 50
 2007                           $      1.69                       $     1.76                              605,736
 2006                                  1.55                             1.69                              578,466
Band 0
 2007                           $      1.72                       $     1.81                              248,218
 2006                                  1.58                             1.72                              244,777
 2005                                  1.43                             1.58                              726,297
 2004                                  1.42                             1.43                              238,572
 2003                                  1.07                             1.42                                    0

OneAmerica Investment Grade Bond Portfolio
Band 125
 2007                           $      2.45                       $     2.57                            7,662,171
 2006                                  2.39                             2.45                            9,226,129
 2005                                  2.37                             2.39                           12,343,459
 2004                                  2.30                             2.37                           12,786,315
 2003                                  2.22                             2.30                           13,248,507
 2002                                  2.09                             2.22                           14,031,515
 2001                                  1.97                             2.09                           10,785,661
 2000                                  1.80                             1.97                            7,983,484
 1999                                  1.85                             1.80                            7,392,277


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
OneAmerica Investment Grade Bond Portfolio
Advisor
Band 125
 2007                           $      1.08                       $     1.13                              898,512
 2006                                  1.05                             1.08                              729,566
Band 100
 2007                           $      1.08                       $     1.14                                2,216
Band 50
 2007                           $      1.10                       $     1.16                              361,830
 2006                                  1.07                             1.10                              306,017
 2005                                  1.05                             1.07                              444,127
 2004                                  1.02                             1.05                               80,102
 2003                                  1.01                             1.02                                    0

OneAmerica Money Market Portfolio
Band 125
 2007                           $      1.52                       $     1.57                           20,300,004
 2006                                  1.47                             1.52                           20,083,807
 2005                                  1.45                             1.47                           20,497,268
 2004                                  1.45                             1.45                           21,247,118
 2003                                  1.46                             1.45                           21,895,488
 2002                                  1.46                             1.46                           22,600,885
 2001                                  1.43                             1.46                           21,163,682
 2000                                  1.37                             1.43                            17,689,664
 1999                                  1.32                             1.37                           16,194,739

OneAmerica Money Market Portfolio
Advisor
Band 125
 2007                           $      1.03                       $     1.06                            3,019,859
 2006                                  1.00                             1.03                            1,236,446
Band 100
 2007                           $      1.04                       $     1.07                               14,951
Band 50
 2007                           $      1.05                       $     1.09                              429,722
 2006                                  1.01                             1.05                              427,976
 2005                                  0.98                             1.01                              394,611
 2004                                  0.99                             0.98                                    0
 2003                                  1.00 (01/01/2003)                0.99                                    0

OneAmerica Socially Responsive Portfolio
Band 125
 2007                           $      1.02                       $     1.04                              934,786
 2006                                  1.00 (03/31/2006)                1.02                              693,119
OneAmerica Socially Responsive Portfolio
Advisor
Band 125
 2007                           $      1.01                       $     1.03                               39,600
 2006                                  1.00 (03/31/2006)                1.01                                   32



Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
OneAmerica Socially Responsive Portfolio
Advisor
Band 100
  2007                          $      1.02                       $     1.04                                1,260
  2006                                 1.00                             1.02                                  555
Band 0
  2007                          $      1.02                       $     1.06                              309,563
OneAmerica Value Portfolio
Band 125
  2007                          $      6.12                       $     6.26                           14,525,291
  2006                                 5.46                             6.12                           15,817,104
  2005                                 5.03                             5.46                           17,500,653
  2004                                 4.43                             5.03                           17,430,617
  2003                                 3.29                             4.43                           16,240,130
  2002                                 3.58                             3.29                           15,896,163
  2001                                 3.25                             3.58                           14,015,800
  2000                                 2.80                             3.25                           12,597,555
  1999                                 2.86                             2.80                           14,055,411
Band S
  2007                          $     35.69                       $    36.77                              129,107
  2006                                31.59                            35.69                              151,386
  2005                                28.89                            31.59                              159,807
  2004                                25.21                            28.89                              177,832
  2003                                18.43                            25.21                              186,000
  2002                                20.39                            18.43                              197,000
  2001                                18.55                            20.39                              242,000
  2000                                16.04                            18.55                              360,000
  1999                                16.32                            16.04                              653,000
  1998                                15.31                            16.32                              841,000
OneAmerica Value Portfolio
Advisor
 Band 125
  2007                          $       1.94                      $     1.98                            2,706,754
  2006                                  1.76                            1.94                            2,160,811
 Band 100
  2007                          $       1.96                      $     2.00                                  988
 Band 50
  2007                          $       1.99                      $     2.05                              435,165
  2006                                  1.74                            1.99                              445,204
  2005                                  1.61                            1.74                              567,709
  2004                                  1.30                            1.61                                  119
  2003                                  1.05 (5/01/2003)                1.30                                    0
 Band 0
  2007                          $       2.04                      $     2.10                              355,056
 AIM Basic Value
 Band 125
  2007                          $       1.28    $                       1.28                              291,817
  2006                                  1.15                            1.28                              286,574
  2005                                  1.10                            1.15                              261,303
  2004                                  1.01                            1.10                              248,793
  2003                                  0.77                            1.01                              206,652
  2002                                  1.00                            0.77                              153,916


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

AIM Basic Value
Class R
Band 125
 2007                           $      1.42                       $     1.41                               40,374
 2006                                  1.27                             1.42                               32,224
 2005                                  1.22                             1.27                                9,269
 2004                                  1.12                             1.22                                  643
 2003                                  1.01 (10/01/2003)                1.12                                    0

AIM Capital Development Fund
Institutional
Band 125
 2007                           $      1.04                       $     1.14                               14,758
 2006                                  1.00 (10/23/2006)                1.04                                    0
AIM Capital Development Fund
Class R
Band 125
 2007                           $      1.04                       $     1.13                                    -
 2006                                  1.00 (10/23/2006)                1.04                                    0
AIM Dynamics
Band 125
 2007                           $      2.72                       $     3.02                              192,019
 2006                                  2.37                             2.72                              179,751
 2005                                  2.17                             2.37                              104,346
 2004                                  1.96                             2.17                              112,075
 2003                                  1.44                             1.96                               77,788
 2002                                  2.18                             1.44                               22,734
 2001                                  2.72                             2.18                                  145
AIM Energy
Band 125
 2007                           $      2.22                       $     3.18                              514,222
 2006                                  2.05                             2.22                              311,891
 2005                                  1.35                             2.05                              368,789
 2004                                  1.00                             1.35                               69,703
 2003                                  0.82                             1.00                               52,892
 2002                                  0.87                             0.82                               47,128
 2001                                  1.10                             0.87                                    0
AIM Energy
Class A
Band 125
 2007                           $      2.66                       $     3.81                              335,252
 2006                                  2.46                             2.66                              117,533
 2005                                  1.62                             2.46                               23,062
 2004                                  1.20                             1.62                                  469
 2003                                  1.07                             1.20                                    0
AIM Financial Services
Band 125
 2007                           $      1.36                       $     1.03                              222,865
 2006                                  1.18                             1.36                              251,795
 2005                                  1.14                             1.18                               99,628
 2004                                  1.06                             1.14                              224,049
 2003                                  0.83                             1.06                              148,793
 2002                                  0.99                             0.83                               75,375
 2001                                  1.03 (05/01/2001)                0.99                                3,556


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

AIM Financial Services
Class A
Band 125
 2007                           $      1.62                       $     1.23                               27,009
 2006                                  1.41                             1.62                                8,040
 2005                                  1.36                             1.41                                2,129
 2004                                  1.27                             1.36                                    0
 2003                                  1.00 (4/14/2003)                 1.27                                    0
Band 0
 2007                           $      1.69                             1.30                                  255

AIM Global Equity
Class A
Band 125
 2007                           $      1.71                       $     0.99                               88,759
 2006                                  1.49 (01/01/2006)                1.71                            2,083,409

AIM Global Health Care Fund
Class A
Band 125
 2007                           $      1.41                       $     1.55                               32,857
 2006                                  1.37                             1.41                                3,021
Band 100
 2007                           $      1.42                       $     1.57                                2,129
 2006                                  1.15                             1.42                                1,853
 2005                                  1.07                             1.15                              287,496
 2004                                  1.02                             1.07                              301,686
 2003                                  0.88                             1.02                              152,134
 2002                                  1.10                             0.88                               66,034
 2001                                  1.09                             1.10                                  766
AIM Global Health Care Fund
Investor Class
Band 125
 2007                           $      1.19                       $     1.31                              312,033
 2006                                  1.16 (01/01/2006)                1.19                              336,056
AIM International Growth Fund
Institutional
Band 125
 2007                           $      1.08                       $     1.23                              531,484
 2006                                  1.00 (10/23/2006)                1.08                                    0
AIM International Growth Fund
Class R
Band 125
 2007                           $      1.08                       $     1.22                                    -
 2006                                  1.00 (10/23/2006)                1.08                                    0
AIM Leisure
Class A
Band 125
 2007                           $      1.69                       $     1.66                               57,193
 2006                                  1.40 (01/01/2006)                1.69                                9,388
AIM Mid Cap Core Equity
Class R
Band 125
 2007                           $      1.39                       $     1.50                              542,372
 2006                                  1.29                             1.39                              585,636
Band 100
 2007                           $      1.40                       $     1.52                                4,143
Band 0
 2007                           $      1.45                       $     1.59                               17,863
 2006                                  1.29                             1.45                                7,408
 2005                                  1.20                             1.29                              391,507
 2004                                  1.07                             1.20                              132,136
 2003                                  1.00                             1.07                                    0
AIM Mid Cap Core Equity
Class A
Band 125
 2007                           $      1.39                       $     1.50                              850,065
 2006                                  1.26                             1.39                              896,845
 2005                                  1.19                             1.26                              748,926
 2004                                  1.06                             1.19                              576,403
 2003                                  0.84                             1.06                              299,862
 2002                                  1.00                             0.84                               92,931

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------


AIM Small Cap Growth
Band 125
 2007                           $      1.38                   $         1.51                              168,921
 2006                                  1.22                             1.38                              149,799
 2005                                  1.14                             1.22                               72,139
 2004                                  1.08                             1.14                               32,156
 2003                                  0.78                             1.08                               20,363
 2002                                  1.00                             0.78                                   65
AIM Small Cap Growth
Class R
Band 125
 2007                           $      1.36                   $         1.49                              171,062
 2006                                  1.20                             1.36                               61,799
 2005                                  1.13                             1.20                               28,170
 2004                                  1.07                             1.13                               13,033
 2003                      0.98 (10/01/2003)                            1.07                                    0
AIM Technology
Band 125
 2007                           $      0.74                   $         0.79                              243,206
 2006                                  0.69                             0.74                              359,230
 2005                                  0.68                             0.69                              261,489
 2004                                  0.67                             0.68                              265,178
 2003                                  0.47                             0.67                              183,900
 2002                                  0.91                             0.47                              159,525
 2001                                  1.28 (05/01/2001)                0.91                                  914
AIM Technology
Class A
Band 125
 2007                           $      1.56                   $         1.65                               34,296
 2006                                  1.44                             1.56                               23,198
 2005                                  1.43                             1.44                                7,904
 2004                                  1.40                             1.43                                4,422
 2003                                  1.28 (10/01/2003)                1.40                                    0
AIM Global Equity Institutional
Band 125
 2007                           $  1.00 (5/24/07)             $         0.91                            3,818,381
Alger American Balanced Portfolio
Band 125
 2007                           $      1.00                   $         1.11                            1,798,815
 2006                                  0.97                             1.00                            2,711,777
 2005                                  0.90                             0.97                            5,309,729
 2004                                  0.80                             0.90                            5,608,418
 2003                                  0.75                             0.80                            4,846,307
 2002                                  0.86                             0.75                            3,565,920
 2001                                  0.89                             0.86                            2,331,733
 2000                                  0.97                             0.89                              404,710
Alger American Growth Portfolio
Band 125
 2007                           $      2.62                   $         3.10                           22,234,403
 2006                                  2.52                             2.62                           27,277,733
 2005                                  2.28                             2.52                           35,493,177
 2004                                  2.19                             2.28                           37,865,891
 2003                                  1.64                             2.19                           38,799,525
 2002                                  2.48                             1.64                           35,535,748

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

Alger American Growth Portfolio (continued)
Band 125
 2001                           $      2.85                   $         2.48                           33,303,582
 2000                                  3.38                             2.85                           30,678,545
 1999                                  2.56                             3.38                           24,826,105
 1998                                  1.75                             2.56                           16,282,040
Alger American Leveraged AllCap Portfolio
Band 125
 2007                           $      0.67                   $         0.88                            7,111,480
 2006                                  0.57                             0.67                            5,737,983
 2005                                  0.50                             0.57                            4,587,833
 2004                                  0.47                             0.50                            3,808,431
 2003                                  0.35                             0.47                            3,023,797
 2002                                  0.54                             0.35                            1,648,485
 2001                                  0.65                             0.54                              855,690
 2000                                  0.87                             0.65                               48,491
Alger Capital Appreciation Institutional
Class I
Band 125
 2007                           $      1.05                   $         1.37                              111,363
 2006                                  1.00 (10/23/2006)      $         1.05                                    0
Alger Capital Appreciation Institutional
Class R
Band 125
 2007                           $      1.05                   $         1.36                               53,880
 2006                                  1.00 (10/23/2006)      $         1.05                                    0
Alger Small Cap Growth Institutional
Class I
Band 125
 2007                           $      1.04                   $         1.18                              740,688
 2006                                  1.00 (10/23/2006)      $         1.04                                    0
Alger Small Cap Growth Institutional
Class R
Band 125
 2007                           $      1.04                   $         1.18                               97,979
 2006                                  1.00 (10/23/2006)      $         1.04                                    0
AllianceBernstein Focused Growth & Income
Band 125
 2007                           $      1.15                   $         1.24                               30,906
 2006                                  1.10 (01/01/2006)      $         1.15                                    0
AllianceBernstein Global Value
Class R
Band 125
 2007                           $      1.43                   $         1.43                            1,133,543
 2006                                  1.15                             1.43                              572,341
 2005                                  1.00  (5/20/2005)                1.15                              324,509
AllianceBernstein International Growth Fund
Class R
Band 125
 2007                           $      1.47                   $         1.70                            3,870,393
 2006                                  1.23 (01/01/2006)                1.47                            3,358,366
Band 50
 2007                           $      1.49                   $         1.73                              462,201
 2006                                  1.23                             1.49                              413,626

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

AllianceBernstein International Value
Class R
Band 125
  2007                          $      1.56                       $     1.62                              533,987
  2006                                 1.18                             1.56                              369,413
  2005                                 1.00 (2/20/2005)                 1.18                                1,819
AllianceBernstein Mid Cap Growth Fund
Class R
Band 125
  2007                          $      1.15                       $     1.27                              136,327
  2006                                 1.17 (01/01/2006)                1.15                              157,883
Band 100
  2007                          $      1.16                       $     1.28                               38,825
  2006                                 1.17                             1.16                               82,298
Band 50
  2007                          $      1.17                       $     1.30                              191,769
  2006                                 1.17                             1.17                              171,240
AllianceBernstein Small Cap Growth Fund
Class R
Band 125
  2007                          $      1.26                       $     1.41                               48,659
  2006                     1.17 (01/01/2006)                            1.26                               30,253
Band 0
  2007                          $      1.28                       $     1.46                                  436
AllianceBernstein Small/Mid Cap Value Fund
Class R
Band 125
  2007                          $      1.22                       $     1.23                              237,462
  2006                                 1.10 (01/01/2006)                1.22                               48,877

AllianceBernstein Value Fund
Class R
Band 125
  2007                          $      1.26                       $     1.18                               76,674
  2006                                 1.07                             1.26                               42,211
Band 100
  2007                          $      1.26                       $     1.19                               54,559
  2006                                 1.05                             1.26                               43,841
  2005                                 1.00 (5/20/2005)                 1.05                                3,197
Allianz CCM Capital Appreciation
Band 125
  2007                          $      1.34                       $     1.54                            1,508,543
  2006                                 1.27                             1.34                            1,479,219
  2005                                 1.18                             1.27                              114,696
  2004                                 1.07                             1.18                                1,210
  2003                                 1.01 (10/01/2003)                1.07                                    0
Allianz CCM Mid Cap
Band 125
  2007                          $      1.01                       $     1.22                                    0
  2006                                 1.00 (10/23/2006)                1.01                                    0
Allianz CCM Mid Cap
Class R
Band 125
  2007                          $      1.01                       $     1.21
  2006                                 1.00 (10/23/2006)                1.01                                    0

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

Allianz NFJ Dividend Value
Band 125
 2007                           $      1.04                       $     1.07                              333,048
 2006                                  1.00 (10/23/2006)                1.04                                    0
Allianz NFJ Dividend Value
Class R
Band 125
 2007                           $      1.04                       $      1.07                              723,187
 2006                                  1.00 (10/23/2006)                 1.04                                    0
Band 0
 2007                           $      1.04                       $      1.08                               13,739

Allianz NFJ Small Cap Value Fund
Band 125
 2007                           $      1.71                       $      1.79                            1,203,635
 2006                                  1.49                              1.71                            5,980,643
Band 100
 2007                           $      1.72                       $      1.81                               36,025
 2006                                  1.65                              1.72                               49,401
Band 0
 2007                           $      1.78                       $      1.88                              206,346
 2006                                  1.70                              1.78                              114,002
Allianz NFJ Small Cap Value Fund
Administrative Class
Band 125
 2007                           $      1.00 (05/24/2007)          $      0.96                            10,074,695
Band 0
 2007                           $      1.00 (05/24/2007)          $      0.97                                     0

Allianz OpCap Renaissance Fund
Band 125
 2007                           $      1.34                       $      1.40                              794,046
 2006                                  1.21                              1.34                            3,997,693
 2005                                  1.27                              1.21                            3,997,575
 2004                                  1.11                              1.27                            3,862,488
 2003                                  0.71                              1.11                              307,847
 2002                                  1.00                              0.71                               92,285
Allianz OpCap Renaissance Fund
Class R
Band 125
 2007                           $      1.38                       $      1.44                               24,034
 2006                                  1.27 (01/01/2006)                 1.38                                4,845
Allianz OpCap Value Fund
Band 125
 2007                           $      1.48                       $      1.38                              417,854
 2006                                  1.24                              1.48                              457,285
 2005                                  1.22                              1.24                              305,559
 2004                                  1.05                              1.22                              265,197
 2003                                  0.74                              1.05                               95,796
 2002                                  1.00 (01/01/2002)                 0.74                               13,833
Allianz OpCap Value Fund
Class R
Band 125
 2007                           $      1.59                       $      1.47                              417,859
 2006                                  1.34                              1.59                              309,223
 2005                                  1.32                              1.34                              229,125
 2004                                  1.15                              1.32                              111,878
 2003                                  1.00 (10/01/2003)                 1.15                                    0
Allianz RCM Large Cap Growth
Band 125
 2007                           $      1.26                       $      1.41                                    0
 2006                                  1.22 (01/01/2006)                 1.26                                    0




Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

American Century(R) Emerging Markets Fund
Band 125
 2007                           $      1.14                       $     1.62                              115,119
 2006                                  1.00 (10/23/2006)                1.14                                    0
American Century(R) Emerging Markets Fund
Advisor
Band 125
 2007                           $      1.14                       $      1.61                              17,960
 2006                                  1.00 (10/23/2006)                 1.14                                   0
Band 0
 2007                           $      1.14                       $      1.64                              44,834

American Century(R) Equity Growth
Advisor
Band 125
 2007                           $      1.37                       $     1.39                              738,860
 2006                                  1.22                             1.37                              460,932
 2005                                  1.15                             1.22                              302,561
 2004                      1.00 (05/17/2004)                            1.15                               48,039
American Century(R) Equity Income
Band 125
 2007                           $      1.71                       $     1.72                            2,005,699
 2006                                  1.45                             1.71                            2,179,594
 2005                                  1.44                             1.45                            2,170,834
 2004                                  1.29                             1.44                            1,825,291
 2003                                  1.05                             1.29                            1,098,415
 2002                                  1.12                             1.05                              460,245
 2001                                  1.05                             1.12                               10,717
American Century(R)Equity Income
Advisor
Band 125
 2007                           $      1.63                       $     1.63                              663,523
 2006                                  1.39                             1.63                              578,200
 2005                                  1.37                             1.39                              392,670
 2004                                  1.24                             1.37                                   91
 2003                                  1.03 (05/01/03)                  1.24                                    0
American Century(R) Ginnie Mae
Advisor
Band 125
 2007                           $      1.07                       $     1.12                              419,553
 2006                                  1.04                             1.07                              350,185
 2005                                  1.03                             1.04                              177,276
 2004                                  1.01                             1.03                              162,057
 2003                                  1.01 (10/01/03)                  1.01                                    0
American Century(R) Growth
Advisor
Band 125
 2007                           $      1.27                       $     1.49                              199,257
 2006                                  1.20                             1.27                              117,693
 2005                                  1.16                             1.20                               95,130
 2004                                  1.09                             1.16                               68,698
 2003                                  0.95 (10/01/03)                  1.09                                    0
American Century(R) Heritage
Band 125
 2007                           $      1.82                       $     2.61                            1,926,364
 2006                                  1.61 (01/01/2006)                1.82                              920,417






Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

American Century(R) Heritage (continued)
Band 50
 2007                           $      1.86                       $     2.70                               61,100
 2006                                  1.64                             1.86                               54,002
Band 0
 2007                           $      1.91                       $     2.78                              267,929
 2006                                  1.67                             1.91                              169,183
American Century(R) Income & Growth
Band 125
 2007                           $      1.28                       $     1.23                              258,269
 2006                                  1.11                             1.28                              260,294
 2005                                  1.07                             1.11                              256,142
 2004                                  0.96                             1.07                              257,431
 2003                                  0.75                             0.96                              108,792
 2002                                  0.94                             0.75                               71,607
 2001                                  1.02                             0.94                                1,385
American Century(R)
Inflation-Adjusted Bond
Advisor
Band 125
 2007                           $      1.06                       $     1.16                            2,220,551
 2006                                  1.07                             1.06                            1,942,467
Band 100
 2007                           $      1.07                       $     1.17                               69,409
 2006                                  1.08                             1.07                               56,764
Band 0
 2007                           $      1.09                       $     1.21                               27,558
 2006                                  1.07                             1.09                                2,174
 2005                                  1.06                             1.07                              896,882
 2004                                  1.00 (05/17/2004)                1.06                              271,957
American Century(R) International Growth Fund
Band 125
 2007                           $      2.60                       $     3.01                              555,930
 2006                                  2.11                             2.60                              490,071
 2005                                  1.88                             2.11                              481,271
 2004                                  1.65                             1.88                              393,336
 2003                                  1.34                             1.65                              436,240
 2002                                  1.68                             1.34                              130,388
 2001                                  2.02                             1.68                                  120
American Century(R) International Growth
Advisor
Band 125
 2007                           $      2.06                       $     2.38                              141,843
 2006                                  1.73 (01/01/2006)                2.06                               46,347
American Century(R) Large Company Value
Band 125
 2007                           $      1.75                       $     1.70                            1,337,667
 2006                                  1.51                             1.75                            1,045,173
Band 0
 2007                                  1.85                             1.82                              223,327
 2006                                  1.48                             1.85                              181,604
 2005                                  1.45                             1.48                              510,254
 2004                                  1.28                             1.45                              113,289
 2003                                  1.03 (05/01/03)                  1.28                                    0

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

American Century(R) New Opportunities II
Class A
Band 125
 2007                           $      1.35                       $     1.65                              219,861
 2006                                  1.21                             1.35                              126,392
 2005                                  1.17                             1.21                               51,638
 2004                                  1.00 (05/17/2004)                1.17                               37,424
American Century(R) Real Estate
Band 125
 2007                           $      2.51                       $     2.08                              514,912
 2006                                  1.93                             2.51                              847,313
Band 0
 2007                           $      2.64                       $     2.22                              142,257
 2006                                  1.89                             2.64                               87,376
 2005                                  1.65                             1.89                              191,151
 2004                                  1.29                             1.65                               50,800
 2003                                  1.01 (05/01/03)                  1.29                                    0
American Century(R) Real Estate
Class I
Band 125
 2007                           $      1.00 (5/24/07)             $     0.85                            1,106,259
American Century(R) Select
Advisor
Band 125
 2007                           $      1.06                       $     1.25                               89,918
 2006                      1.09 (01/01/2006)                            1.06                               46,347
American Century(R) Select
Band 125
 2007                           $      2.03                       $     2.44                                1,279
 2006                                  2.10                             2.03                                2,919
 2005                                  2.10                             2.10                               20,250
 2004                                  1.99                             2.10                               14,757
 2003                                  1.61                             1.99                              107,703
 2002                                  2.11                             1.61                               91,651
 2001                                  2.41                             2.11                                    0
American Century(R) Small Cap Value
Band 125
 2007                           $      2.13                       $     2.05                            3,912,022
 2006                                  1.87                             2.13                            4,345,605
 2005                                  1.75                             1.87                            3,772,575
 2004                                  1.45                             1.75                            3,009,325
 2003                                  1.08                             1.45                            1,341,148
 2002                                  1.23                             1.08                              515,244
 2001                                  1.08                             1.23                               16,826
American Century(R) Small Cap Value
Advisor
Band 125
 2007                           $      2.02                       $     1.93                               74,618
 2006                                  1.77                             2.02                              189,914
 2005                                  1.66                             1.77                              131,828
 2004                                  1.52                             1.66                               78,721
 2003                                  1.01 (05/01/03)                   1.52                                   0




Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

American Century(R) Small Company
Advisor
Band 125
 2007                           $      2.13                       $     1.97                               45,071
 2006                                  2.06 (01/01/2006)                2.13                               70,878
American Century(R) Strategic Allocation
Aggressive
Advisor
Band 125
 2007                           $      1.65                       $     1.87                            1,169,269
 2006                                  1.47                             1.65                            1,018,890
 2005                                  1.39                             1.47                              509,829
 2004                                  1.26                             1.39                              259,047
 2003                                  1.03 (05/01/03)                  1.26                                    0
Band 100
 2007                           $      1.67                       $     1.89                               15,854
American Century(R) Strategic Allocation
Aggressive
Band 125
 2007                           $      1.45                       $     1.64                            9,397,001
 2006                                  1.30 (01/01/2006)                1.45                            5,128,840
American Century(R) Strategic Allocation
Conservative
Band 125
 2007                           $      1.26                       $     1.33                            2,278,412
 2006                                  1.18 (01/01/2006)                1.26                            2,033,865
American Century(R) Strategic Allocation
Conservative
Advisor
Band 125
 2007                           $      1.32                       $     1.40                            1,038,630
 2006                                  1.23                             1.32                              509,830
 2005                                  1.20                             1.23                              197,157
 2004                                  1.13                             1.20                               71,118
 2003                                  1.02 (05/01/03)                  1.13                                    0
Band 100
 2007                           $      1.33                       $     1.41                                  195
American Century(R)  Strategic Allocation
Moderate
Band 125
 2007                           $      1.38                       $     1.51                           16,260,633
 2006                                  1.26 (01/01/2006)                1.38                            6,700,797
American Century(R)  Strategic Allocation
Moderate
Advisor
Band 125
 2007                           $      1.52                       $     1.66                            2,393,701
 2006                                  1.39                             1.52                            2,215,858
Band 100
 2007                           $      1.53                       $     1.67                            2,568,262
 2006                                  1.37                             1.53                              918,644
 2005                                  1.31                             1.37                            1,347,923
 2004                                  1.21                             1.31                              586,339
 2003                                  1.03 (05/01/03)                  1.21                                    0


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

American Century(R)  Ultra(R)
Band 125
 2007                           $      2.23                       $     2.68                               71,351
 2006                                  2.33                             2.23                              288,671
 2005                                  2.31                             2.33                              309,375
 2004                                  2.11                             2.31                              286,247
 2003                                  1.70                             2.11                              400,189
 2002                                  2.24                             1.70                              316,787
 2001                                  2.43                             2.24                                  114
American Century(R) Ultra(R)
Advisor
 2007                           $      1.26                       $     1.51                              295,358
 2006                                  1.32                             1.26                              392,425
 2005                                  1.32                             1.32                              394,020
 2004                                  1.21                             1.32                               39,386
 2003                                  1.02 (05/01/03)                  1.21                                    0
American Century(R) Vista
Advisor
Band 125
 2007                           $      1.30                       $     1.77                              363,477
 2006                                  1.21                             1.30                              765,754
 2005                                  1.12                             1.21                              134,549
 2004                                  1.00 (05/17/2004)                1.12                               36,669
American Century(R) Vista
Class I
Band 125
 2007                           $      1.00 (5/24/07)             $     1.19                            1,149,784
 American Century (R) VP Capital Appreciation
Band 125
 2007                           $      1.93                       $     2.78                            5,708,745
 2006                                  1.67                             1.93                            5,852,664
 2005                                  1.38                             1.67                            6,566,358
 2004                                  1.30                             1.38                            5,804,303
 2003                                  1.09                             1.30                            5,921,060
 2002                                  1.41                             1.09                            5,554,227
 2001                                  1.98                             1.41                            5,183,712
 2000                                  1.84                             1.98                            5,192,872
 1999                                  1.13                             1.84                            2,434,924
 1998                                  1.17                             1.13                            1,905,162
American Funds(R) AMCAP Fund
Class R3
Band 125
 2007                           $      1.06                       $     1.12                               17,072
 2006                                  1.00 (01/03/2006)                1.06                               35,600
Band 0
 2007                                  1.07                             Need number                   Need number
 2006                                  1.00                             1.07                          150,144
American Funds(R) AMCAP Fund
Class R4
Band 125
 2007                           $      1.01                       $     1.08                              104,507
 2006                                  1.00 (10/23/2006)                1.01                                    0
American Funds(R) American High Income Trust
Class R3
Band 125
 2007                           $      1.10                       $     1.10                              314,645
 2006                                  1.07 (01/03/2006)                1.10                            1,475,241

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

American Funds(R) American High Income Trust
(continued)
Band 0
 2007                           $      1.12                       $     1.13                              182,619
American Funds(R) Capital World Growth and
Income Fund
Class R3
Band 125
 2007                           $      1.18                       $     1.36                            1,111,784
 2006                                  1.11 (01/03/2006)                1.18                            7,560,340
Band 0
 2007                           $      1.19                       $     1.40                              256,098
American Funds(R) Capital World Growth and
Income Fund
Class R4
Band 125
 2007                           $      1.06                       $     1.23                           17,556,300
 2006                                  1.00 (10/23/2006)                1.06                              324,332
American Funds(R) EuroPacific Growth Fund
Class R3
Band 125
 2007                           $      1.17                       $     1.37                            1,131,501
 2006                                  1.10 (01/03/2006)                1.17                            4,192,819
Band 100
 2007                           $      1.17                       $     1.38                               71,597
 2006                                  1.10                             1.17                              105,030
Band 0
 2007                           $      1.18                       $     1.40                              645,631
 2006                                  1.11                             1.18                                8,090
American Funds(R) EuroPacific Growth Fund
Class R4
Band 125
 2007                           $      1.06                       $     1.25                            9,653,523
 2006                                  1.00 (10/23/2006)                1.06                               95,172
American Funds(R) Fundamental Investors
Class R3
Band 125
 2007                           $      1.04                       $     1.16                            1,250,647
 2006                                  1.00 (01/03/2006)                1.04                                    0
Band 0
 2007                           $      1.04                       $     1.17                               85,995
American Funds(R) Fundamental Investors
Class R4
Band 125
 2007                           $      1.04                       $     1.16                            3,440,101
 2006                                  1.00 (10/23/2006)                1.04                                    0
American Funds(R) American High Income Trust
Class R4
Band 125
 2007                           $      1.03                       $    1.03                            4,650,304
 2006                                  1.00 (10/23/2006)               1.03                                    0


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

American Funds(R) Intermediate Bond Fund of
America
Class R4
Band 125
 2007                           $       1.01                      $     1.05                              117,009
 2006                                   1.00 (10/23/2006)               1.01                                    0
American Funds(R) Intermediate Bond Fund of
America
Class R3
Band 125
 2007                           $      1.02                       $     1.06                              297,272
 2006                      1.01 (01/03/2006)                            1.02                               30,202
Band 0
 2007                           $      1.03                       $     1.08                               29,706
 2006                                  1.02                             1.03                              346,747
American Funds(R) The Growth Fund of America
Class R3
Band 125
 2007                           $      1.07                       $     1.17                            2,932,706
 2006                                  1.04 (01/03/2006)                1.07                            3,947,513
Band 100
 2007                           $      1.08                       $     1.18                               55,479
 2006                                  1.05                             1.08                               78,710
Band 0
 2007                          $       1.09                       $     1.20                              599,249
American Funds(R)The Growth Fund of America
Class R4
Band 125
 2007                           $      1.03                       $     1.13                           23,216,994
 2006                                  1.00 (10/23/2006)                1.03                              136,410
Ariel
Band 125
 2007                           $      1.40                       $     1.36                              902,727
 2006                                  1.29                             1.40                            1,074,915
 2005                                  1.29                             1.29                            1,297,362
 2004                                  1.07                             1.29                            1,589,544
 2003                                  0.85                             1.07                              360,936
 2002                                  1.00                             0.85                               97,409
Ariel Appreciation
Band 125
 2007                           $      1.33                       $     1.29                            1,003,464
 2006                                  1.21                             1.33                            1,108,088
 2005                                  1.19                             1.21                            1,338,481
 2004                                  1.07                             1.19                            1,295,388
 2003                                  0.83                             1.07                              587,395
 2002                                  1.00                             0.83                               82,132
Calvert Income
Band 125
 2007                           $      1.25                       $     1.30                            8,056,946
 2006                                  1.21                             1.25                            6,049,183
 2005                                  1.18                             1.21                            4,664,735
 2004                                  1.05                             1.18                            3,691,036
 2003                                  1.01                             1.05                              460,417
 2002                                  1.00                             1.01                              232,814

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Calvert New Vision Small Cap
Band 125
 2007                           $      0.97                       $     0.95                              175,128
 2006                                  0.98                             0.97                              163,022
 2005                                  1.09                             0.98                              124,291
 2004                                  1.01                             1.09                               97,729
 2003                                  0.75                             1.01                               38,884
 2002                                  1.00                             0.75                                4,870

Calvert Social Investment Equity
Band 125
 2007                           $      1.23                       $     1.33                              391,360
 2006                                  1.13                             1.23                              403,306
 2005                                  1.10                             1.13                              359,921
 2004                                  1.04                             1.10                              403,799
 2003                                  0.86                             1.04                              347,485
 2002                                  1.00                             0.86                              333,520

Calvert Social Mid Cap Growth
Band 125
 2007                           $      2.21                       $     2.40                            2,831,178
 2006                                  2.09                             2.21                            3,698,863
 2005                                  2.11                             2.09                            5,906,245
 2004                                  1.95                             2.11                            6,184,602
 2003                                  1.50                             1.95                            5,545,655
 2002                                  2.12                             1.50                            4,777,927
 2001                                  2.44                             2.12                            4,701,190
 2000                                  2.22                             2.44                            4,159,423
 1999                                  2.10                             2.22                            2,606,657
 1998                                  1.64                             2.10                            2,283,661
Dreyfus Premier Future Leaders
Band 125
 2006                           $      1.19                       $     1.04                               28,774
 2007                                  1.15 (01/01/2006)                1.19                               22,327
Dreyfus Premier Health Care
Class R
Band 125
 2006                           $      0.99                       $     1.12                                    0
 2007                                  1.00 (10/23/2006)                0.99                                    0
Dreyfus Premier Health Care
Class T
Band 125
 2007                           $      0.99                       $     1.11                                    0
 2006                                  1.00 (10/23/2006)                0.99                                    0
Dreyfus Premier International Equity
Class R
Band 125
 2006                           $      1.08                       $     1.14                                   86
 2007                                  1.00 (10/23/2006)                1.08                                    0
Dreyfus Premier International Equity
Class T
Band 125
 2007                           $      1.08                       $     1.13                                    0
 2006                                  1.00 (10/23/2006)                1.08                                    0
Dreyfus Premier New Leaders
Class R
Band 125
 2007                           $      1.26                       $     1.18                              109,893
 2006                                  1.15                             1.26                               99,894
 2005                                  1.02                             1.15                               57,612
 2004                                  1.00 (12/13/2004)                1.02                                    0




Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Dreyfus Premier New Leaders
Class A
Band 125
 2007                           $      1.00 (5/24/07)             $     0.88                              124,971
Dreyfus Premier Small Cap Value
Band 125
 2007                           $      1.17                       $     1.05                               86,412
 2006                                  1.04                             1.17                               54,042
 2005                                  1.03                             1.04                                  246
 2004                                  1.00 (12/13/2004)                1.03                                    0
Dreyfus Premier Structured Midcap
Band 125
 2007                           $      1.24                       $     1.25                              751,410
 2006                                  1.11                             1.24                              376,501
 2005                                  1.03                             1.11                               96,426
 2004                                  1.00 (12/13/2004)                1.03                                    0
Dreyfus Premier Third Century
Band 125
 2007                           $      1.09                       $     1.15                               41,616
 2006                                  1.02                             1.09                               14,402
 2005                                  1.00                             1.02                                2,120
 2004                                  1.00 (12/13/2004)                1.00                                    0
Dreyfus Premier Worldwide Growth
Class T
Band 125
 2007                           $      1.29                       $     1.40                               15,620
 2006                                  1.23 (01/01/2006)                1.29                                9,002
Fidelity(R) Advisor Diversified International
Class T
Band 125
 2007                           $      2.24                       $     2.42                              120,628
 2006                                  1.95                             2.24                              200,529
 2005                                  1.66                             1.95                              243,824
 2004                                  1.42                             1.66                              235,525
 2003                                  1.04 (5/01/2003)                 1.42                                    0
Fidelity(R) Advisor Dividend Growth
Class T
Band 125
 2007                           $      1.43                       $     1.41                              300,611
 2006                                  1.27                             1.43                              322,401
 2005                                  1.25                             1.27                              281,087
 2004                                  1.20                             1.25                               34,289
 2003                                  1.02 (5/01/2003)                 1.20                                    0
Band 100
 2007                           $      1.44                       $     1.43                                  672
Fidelity(R) Advisor Dynamic Capital Appreciation
Class T
Band 125
 2007                           $      1.44                       $     1.50                              136,848
 2006                                  1.38 (01/01/2006)                1.44                               33,701
Fidelity(R) Advisor Equity Growth
Class T
Band 125
 2007                           $      1.17                       $     1.46                              226,857
 2006                                  1.17                             1.17                               36,471


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Fidelity(R) Advisor Equity Growth (continued)
Band 50
 2007                           $      1.20                       $     1.50                              488,499
 2006                                  1.12                             1.20                              473,800
 2005                                  1.07                             1.12                                1,663
 2004                                  1.00 (5/17/2004)                 1.07                                    0
Fidelity(R) Advisor Equity Income
Class T
Band 125
 2007                           $      1.71                       $     1.75                              265,126
 2006                                  1.66                             1.71                              185,051
Band 125
 2007                           $      1.75                       $     1.80                              210,987
 2006                                  1.69                             1.75                              185,955
Band 0
 2007                           $      1.80                       $     1.87                               11,326
 2006                                  1.48                             1.80                                5,654
 2005                                  1.41                             1.48                              142,901
 2004                                  1.28                             1.41                               42,044
 2003                                  1.03 (5/01/2003)                 1.28                                    0
Fidelity(R) Advisor Fifty Fund
Class A
Band 125
 2007                           $      1.04                       $     1.15                                    0
 2006                                  1.00 (10/23/2006)                1.04                                    0
Fidelity(R) Advisor Fifty Fund
Class T
Band 125
 2007                           $      1.04                       $     1.15                                    0
 2006                                  1.00 (10/23/2006)                1.04                                    0
Fidelity(R) Advisor Freedom 2010 Fund
Class A
Band 125
 2007                           $      1.00 (5/24/07)             $     1.01                              742,638
Fidelity(R) Advisor Freedom 2010 Fund
Class T
Band 125
 2007                           $      1.12                       $     1.18                            2,560,297
 2006                                  1.09                             1.12                              557,192
Band 100
 2007                           $      1.12                       $     1.19                                7,983
 2006                                  1.09                             1.12                                3,574
Band 0
 2007                           $      1.14                       $     1.22                              224,594
 2006                                  1.04                             1.14                              130,182
 2005                                  1.00 (3/1/2005)                  1.04                               20,259
Fidelity(R) Advisor Freedom 2015 Fund
Class A
Band 125
 2007                           $      1.00 (5/24/07)             $     1.01                               85,021
Fidelity(R) Advisor Freedom 2015 Fund
Class T
Band 125
 2007                           $      1.14                       $     1.21                            2,212,996
 2006                                  1.11                             1.14                              716,296
Band 100
 2007                           $      1.14                       $     1.22                               11,743

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Fidelity(R) Advisor Freedom 2015 Fund (continued)
 2006                                  1.11                             1.14                                4,990
Band 0
 2007                           $      1.17                       $     1.25                              197,677
 2006                                  1.05                             1.17                              125,500
 2005                                  1.00 (3/1/2005)                  1.05                               93,903

Fidelity(R)  Advisor Freedom 2020 Fund
Class A
Band 125
 2007                           $      1.00 (5/24/07)             $     1.01                            4,077,984
Fidelity(R)  Advisor Freedom 2020 Fund
Class T
Band 12
 2007                           $      1.16                       $     1.23                            3,336,131
 2006                                  1.12                             1.16                            1,538,751
Band 100
 2007                           $      1.16                       $     1.24                                9,727
 2006                                  1.13                             1.16                                4,847
Band 0
 2007                           $      1.18                       $     1.28                              812,343
 2006                                  1.05                             1.18                              137,107
 2005                                  1.00 (3/1/2005)                  1.05                               39,697
Fidelity(R)  Advisor Freedom 2025 Fund
Class A
Band 125
 2007                           $      1.00 (5/24/07)             $     1.01                              283,663
Fidelity(R)  Advisor Freedom 2025 Fund
Class T
Band 125
 2007                           $      1.16                       $     1.25                            1,484,817
 2006                                  1.13                             1.16                              561,912
Band 100
 2007                           $      1.17                       $     1.25                               22,034
 2006                                  1.13                             1.17                               14,350
Band 0
 2007                           $      1.19                       $     1.29                              226,462
 2006                                  1.06                             1.19                              119,376
 2005                                  1.00 (3/1/2005)                  1.06                               20,815
Fidelity(R)  Advisor Freedom 2030
Class A
Band 125
 2007                           $      1.00 (5/24/07)             $     1.01                              166,049
Fidelity(R)  Advisor Freedom 2030 Fund
Class T
Band 125
 2007                           $      1.18                       $     1.27                            1,852,672
 2006                                  1.14                             1.18                              907,740
Band 100
 2007                           $      1.19                       $     1.28                                7,111
 2006                                  1.15                             1.19                                2,955
Band 0
 2007                           $      1.21                       $     1.32                              966,196
 2006                                  1.06                             1.21                              264,262
 2005                                  1.00 (3/1/2005)                  1.06                               22,605

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Fidelity(R)  Advisor Freedom 2035 Fund
Class A
Band 125
 2007                           $      1.00 (5/24/07)             $     1.01                              132,511
Fidelity(R)  Advisor Freedom 2035 Fund
Class T
Band 125
 2007                            $     1.18                       $     1.27                              600,825
 2006                                  1.14                             1.18                              245,057
Band 100
 2007                            $     1.19                       $     1.28                               21,693
 2006                                  1.15                             1.19                               13,727
Band 0
 2007                            $     1.21                       $     1.32                              318,069
 2006                                  1.06                             1.21                              159,956
 2005                                  1.00 (3/1/2005)                  1.06                              18,695

Fidelity(R)  Advisor Freedom 2040 Fund
Class A
Band 125
 2007                           $      1.00 (5/24/07)             $     1.00                              494,492
Fidelity(R)  Advisor Freedom 2040 Fund
Class T
Band 125
 2007                           $      1.19                       $     1.28                            1,399,390
 2006                                  1.15                             1.19                              658,411
Band 100
 2007                           $      1.20                       $     1.29                                8,468
 2006                                  1.15                             1.20                                3,297
Band 0
 2007                           $      1.22                       $     1.33                            1,252,423
 2006                                  1.06                             1.22                              386,584
 2005                                  1.00 (3/1/2005)                  1.06                               16,925
Fidelity(R)  Advisor Freedom 2045 Fund
Class A
Band 125
 2007                           $      1.00 (5/24/07)             $     1.00                                   98
Fidelity(R)  Advisor Freedom 2045 Fund
Class T
Band 125
 2007                           $      1.00 (5/24/07)             $     1.00                               69,990
Band 0
 2007                           $      1.00 (5/24/07)             $     1.01                               45,628
Fidelity(R)  Advisor Freedom 2050 Fund
Class A
Band 125
 2007                           $      1.00 (5/24/07)             $     1.01                                1,220
Fidelity(R)  Freedom Advisor 2050 Fund
Class T
Band 125
 2007                          $       1.00 05/24/07              $     1.00                                8,809
Band 0
 2007                          $       1.00 05/24/07              $     1.01                               17,795

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Fidelity(R)  Advisor Freedom Income Fund
Class T
Band 125
 2007                           $      1.06                       $     1.10                              218,421
 2006                                  1.05 (01/01/2006)                1.06                               76,620
Fidelity(R)  Advisor Growth & Income
Class A
Band 125
 2007                           $      1.42                       $     1.56                               28,956
 2006                                  1.39 (01/01/2006)                1.42                                5,583
Fidelity(R)  Advisor Growth Opportunities
Class T
Band 125
 2007                           $      1.22                       $     1.48                              106,976
 2006                                  1.18                             1.22                               61,636
 2005                                  1.10                             1.18                               43,832
 2004                                  1.00 (5/01/2004)                 1.10                               22,265
Fidelity(R)  Advisor International Cap Appreciation
Class T
Band 125
 2007                           $      1.51                       $     1.55                                1,009
 2006                                  1.33                             1.51                                1,201
 2005                                  1.19                             1.33                                1,204
 2004                                  1.00 (5/17/2004)                 1.19                                    0
Fidelity(R)  Advisor Leveraged Company Stock
Class A
Band 125
 2007                           $      1.05                       $     1.24                            1,371,276
 2006                                  1.00 (10/23/2006)                1.05                                    0
Fidelity(R)  Advisor Leveraged Company Stock
Class T
Band 125
 2007                           $      1.05                       $     1.24                              585,312
 2006                                  1.00 (10/23/2006)                1.05                                    0
Fidelity(R)  Advisor Mid Cap
Class T
Band 125
 2007                           $      1.91                       $     2.07                              106,820
 2006                                  1.71                             1.91                              221,613
 2005                                  1.60                             1.71                              188,332
 2004                                  1.00 (05/01/2004)                1.60                              137,117
Fidelity(R)  Advisor New Insights Fund
Class T
Band 125
 2007                           $      1.29                       $     1.53                              683,490
 2006                                  1.20 (01/01/2006)                1.29                              645,014



Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Fidelity(R)  Advisor Overseas
Class T
Band 125
 2007                           $      1.58                       $     1.82                               25,807
 2006                                  1.34                             1.58                               33,048
 2005                                  1.19                             1.34                               35,351
 2004                                  1.00 (05/01/2004)                1.19                               27,501
Fidelity(R)  Advisor Small Cap
Class T
Band 125
 2007                           $      1.96                       $     2.18                            1,663,929
 2006                                  1.91                             1.96                            1,501,628
Band 50
 2007                           $      2.01                       $     2.25                               86,109
 2006                                  1.96                             2.01                               72,646
Band 0
 2007                           $      2.07                       $     2.33                              151,529
 2006                                  1.81                             2.07                               99,627
 2005                                  1.71                             1.81                              951,945
 2004                                  1.40                             1.71                              156,850
 2003                                  1.04 (5/01/2003)                 1.40                                    0
Fidelity(R)  VIP Asset ManagerSM Portfolio
Band 125
 2007                           $      2.18                       $     2.48                           21,773,695
 2006                                  2.05                             2.18                           38,564,135
 2005                                  2.00                             2.05                           47,580,876
 2004                                  1.92                             2.00                           53,440,839
 2003                                  1.65                             1.92                           53,469,759
 2002                                  1.83                             1.65                           53,227,498
 2001                                  1.93                             1.83                           52,427,456
 2000                                  2.03                             1.93                           48,253,843
 1999                                  1.85                             2.03                           41,549,516
 1998                                  1.63                             1.85                           37,109,026
Fidelity(R)  VIP Contrafund Portfolio
Band 125
 2007                           $      3.86                       $     4.48                           32,479,446
 2006                                  3.50                             3.86                           32,833,793
 2005                                  3.03                             3.50                           30,816,784
 2004                                  2.66                             3.03                           27,908,961
 2003                                  2.09                             2.66                           24,779,179
 2002                                  2.34                             2.09                           22,973,191
 2001                                  2.70                             2.34                           21,679,020
 2000                                  2.93                             2.70                           20,337,472
 1999                                  2.39                             2.93                           17,745,265
 1998                                  1.86                             2.39                           13,160,702




Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Fidelity(R)  VIP Equity Income Portfolio
Band 125
 2007                           $      2.93                       $     2.94                            9,078,869
 2006                                  2.36                             2.93                           10,373,448
 2005                                  2.36                             2.36                           11,535,651
 2004                                  2.15                             2.36                           12,527,048
 2003                                  1.67                             2.15                           12,481,643
 2002                                  2.03                             1.67                           12,196,544
 2001                                  2.16                             2.03                           12,372,602
 2000                                  2.02                             2.16                           11,109,818
 1999                                  1.93                             2.02                           10,849,010
 1998                                  1.75                             1.93                            9,537,700
Fidelity(R)  VIP Growth Portfolio
Band 125
 2007                           $      2.83                       $     3.55                           23,329,762
 2006                                  2.69                             2.83                           34,607,912
 2005                                  2.57                             2.69                           49,590,284
 2004                                  2.52                             2.57                           55,678,581
 2003                                  1.92                             2.52                           54,510,681
 2002                                  2.78                             1.92                           52,130,625
 2001                                  3.42                             2.78                           51,057,046
 2000                                  3.89                             3.42                           46,168,040
 1999                                  2.86                             3.89                           38,773,668
 1998                                  2.08                             2.86                           32,435,920
Fidelity(R)  VIP High Income Portfolio
Band 125
 2007                           $      1.75                       $     1.78                            6,531,703
 2006                                  1.60                             1.75                            9,787,076
 2005                                  1.57                             1.60                           14,635,686
 2004                                  1.45                             1.57                           16,110,565
 2003                                  1.16                             1.45                           17,118,909
 2002                                  1.13                             1.16                           16,007,137
 2001                                  1.30                             1.13                           15,753,066
 2000                                  1.70                             1.30                           12,815,473
 1999                                  1.59                             1.70                           11,472,702
 1998                                  1.68                             1.59                           11,188,244
Fidelity(R)  VIP Overseas Portfolio
Band 125
 2007                           $      2.55                        $    2.95                            9,087,874
 2006                                  2.19                             2.55                           13,218,820
 2005                                  1.86                             2.19                           15,890,022
 2004                                  1.66                             1.86                           16,014,534
 2003                                  1.17                             1.66                           14,430,463
 2002                                  1.49                             1.17                           13,464,244
 2001                                  1.91                             1.49                           12,518,734
 2000                                  2.39                             1.91                           11,353,249
 1999                                  1.70                             2.39                           10,272,575
 1998                                  1.52                             1.70                           10,099,671

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Fifth Third Mid Cap Growth
Advisor
Band 125
 2007                           $      1.33                       $     1.43                              305,372
 2006                                  1.23                             1.33                                5,199
 2005                                  1.12                             1.23                                2,316
 2004                                  1.00 (3/1/2004)                  1.12                                    0
Fifth Third Multi Cap Value
Advisor
Band 125
 2007                           $      1.38                       $     1.39                              327,148
 2006                                  1.17                             1.38                               38,090
 2005                                  1.10                             1.17                                5,091
 2004                                  1.00 (3/1/2004)                  1.10                                    0
Fifth Third Quality Growth
Advisor
Band 125
 2007                           $      1.14                       $     1.36                                  329
 2006                                  1.12 (01/01/2006)                1.14                                    0
Fifth Third Strategic Income
Advisor
Band 125
 2007                           $      1.13                       $     1.12                               16,769
 2006                                  1.08                             1.13                               29,588
 2005                                  1.09                             1.08                                  585
 2004                                  1.00 (3/1/2004)                  1.09                                    0
Fifth Third Technology
Advisor
Band 125
 2007                           $      1.21                       $        -                                    -
 2006                                  1.17                             1.21                              760,379
 2005                                  1.11                             1.17                               42,128
 2004                                  1.00 (3/1/2004)                  1.11                                    0
First America Funds  Mid Cap Growth Opportunities
Class A
Band 125
 2007                           $      1.02                       $     1.18                              329,428
 2006                                  1.00 (10/23/2006)                1.02                                    0
First America Funds Mid Cap Growth Opportunities
Class R
Band 125
 2007                           $      1.02                       $     1.18                                    0
 2006                                  1.00 (10/23/2006)                1.02                                    0





Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
First America Funds Mid Cap Value
Class A
Band 125
 2007                           $      1.03                       $     1.06                                    0
 2006                                  1.00 (10/23/2006)                1.03                                    0
First America Funds Mid Cap Value
Class R
Band 125
 2007                           $      1.03                       $     1.06                                    0
 2006                                  1.00 (10/23/2006)                1.03                                    0
First America Funds Small Cap Select
Class A
Band 125
 2007                           $      1.28                       $     0.96                              568,304
 2006                                  1.00 (10/23/2006)                1.28                                    0
First America Funds Small Cap Select
Class R
Band 125
 2007                           $      1.03                       $     0.96                               42,572
 2006                                  1.00 (10/23/2006)                1.03                                    0
First America Funds Small Cap Value
Class A
Band 125
 2007                           $      1.03                       $     0.95                                  140
 2006                                  1.00 (10/23/2006)                1.03                                    0
First America Funds Small Cap Value
Class R
Band 125
 2007                           $      1.03                       $     0.95                                    0
 2006                                  1.00 (10/23/2006)                1.03                                    0
First America Funds Strategy Growth Allocation
Class A
Band 125
 2007                           $      1.02                       $     1.11                                    0
 2006                                  1.00 (10/23/2006)                1.02                                    0
First America Funds Strategy Growth Allocation
Class R
Band 125
 2007                           $      1.02                       $     1.10                                    0
 2006                                  1.00 (10/23/2006)                1.02                                    0
Franklin Capital Growth
Band 125
 2007                           $      1.20                       $     1.30                               11,532
 2006                                  1.14 (01/01/2006)                1.20                                5,696




Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Franklin Flex Cap Growth
Band 125
 2007                           $      1.34                       $     1.53                              320,219
 2006                                  1.29                             1.34                              263,789
 2005                                  1.23                             1.29                              187,889
 2004                                  1.11                             1.23                               92,544
 2003                                  1.00 (10/01/2003)                1.11                                    0
Franklin Small Cap Value
Class A
Band 125
 2007                           $      1.04                       $     1.00                                3,554
 2006                                  1.00 (10/23/2006)                1.04                                    0
Franklin Small Cap Value
Class R
Band 125
 2007                           $      1.04                       $     0.99                              125,943
 2006                                  1.00 (10/23/2006)                1.04                                    0
Franklin Small-Mid Cap Growth
Class R
Band 125
 2007                           $      1.36                       $     1.50                               71,225
 2006                                  1.28                             1.36                               36,175
 2005                                  1.18                             1.28                                6,061
 2004                                  1.00 (5/17/2004)                 1.18                                    0
Franklin Strategic Income
Band 125
 2007                           $      1.23                       $     1.28                            1,616,840
 2006                                  1.16                             1.23                              344,427
Band 0
 2007                           $      1.28                       $     1.35                              413,343
 2006                                  1.15                             1.28                              116,941
 2005                                  1.15                             1.15                              144,184
 2004                                  1.06                             1.15                                  991
 2003                                  1.02 (10/01/2003)                1.06                                    0


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Franklin Foreign
Class A
Band 125
 2007                           $      1.00 (5/24/07)             $     1.07                              188,249
Franklin Growth
Class A
Band 125
 2007                           $      1.00 (5/24/07)             $     0.95                            8,454,516
Goldman Sachs Growth Strategy
Class I
Band 125
 2007                           $      1.04                       $     1.08                              188,375
 2006                                  1.00 (10/23/2006)                1.04                                    0
Goldman Sachs Growth Strategy
Class S
Band 125
 2007                           $      1.04                       $     1.07                                    0
 2006                                  1.00 (10/23/2006)                1.04                                    0
Goldman Sachs Internet Tollkeeper
Class I
Band 125
 2007                           $      1.06                       $     1.34                              969,954
 2006                                  1.00 (10/23/2006)                1.06                                    0
Goldman Sachs Internet Tollkeeper
Class S
Band 125
 2007                           $      1.06                       $     1.33                                  536
 2006                                  1.00 (10/23/2006)                1.06                                    0
Goldman Sachs Mid Cap Value
Class S
Band 125
 2007                           $      1.04                       $     1.06                            6,767,419
 2006                                  1.00 (10/23/2006)                1.04                                    0
Goldman Sachs Mid Cap Value
Class S
Band 125
 2007                           $      1.04                       $     1.06                               76,330
 2006                                  1.00 (10/23/2006)                1.04                                    0
Band 0
 2007                           $      1.04                       $     1.07                               11,954
Goldman Sachs Small Cap Value
Class I
Band 125
 2007                           $      1.03                       $     0.96                               98,714
 2006                                  1.00 (10/23/2006)                1.03                                    0


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------

Goldman Sachs Small Cap Value
Class S
Band 125
 2007                           $      1.03                       $     0.96                                5,974
 2006                                  1.00 (10/23/2006)                1.03                                    0
Janus Advisor Forty Fund
Class R
Band 125
 2007                           $      1.22                       $     1.64                              476,508
 2006                                  1.13                             1.22                              224,873
 2005                                  1.00 (5/20/2005)                 1.13                                4,181
Janus Advisor Growth & Income Fund
Class R
Band 125
 2007                           $      1.19                       $     1.26                               72,066
 2006                                  1.15                             1.19                               17,604
Band 50
 2007                           $      1.20                       $     1.29                              508,005
 2006                                  1.12                             1.20                              484,971
 2005                                  1.00 (5/20/2005)                 1.12                              180,358
Janus Advisor Mid Cap Value
Class R
Band 125
 2007                           $      1.03                       $     1.09                                    0
 2006                                  1.00 (10/23/2006)                1.03                                    0
Janus Advisor Risk-Managed Large Cap Growth Fund
Band 125
 2007                           $      1.33                       $     1.45                            5,517,010
 2006                                  1.26                             1.33                            5,756,092
 2005                                  1.19                             1.26                               26,577
 2004                                  1.07                             1.19                                    0
 2003                                  1.00 (9/15/2003)                 1.07                                    0
Janus Advisor Small Cap Value
Band 125
 2007                           $      1.60                       $     1.50                               82,033
 2006                                  1.13                             1.60                               31,334
 2005                                  1.27                             1.13                                2,594
 2004                                  1.10                             1.27                                    0
 2003                                  1.00 (9/15/2003)                 1.10                                    0
Janus Aspen Flexible Income Portfolio
Band 125
 2007                           $      1.60                       $     1.69                            9,952,575
 2006                                  1.56                             1.60                           10,358,363
 2005                                  1.54                             1.56                           10,936,764
 2004                                  1.50                             1.54                           10,737,951
 2003                                  1.43                             1.50                           10,695,429
 2002                                  1.31                             1.43                            9,258,998
 2001                                  1.23                             1.31                            6,419,285
 2000                                  1.17                             1.23                            5,236,802
 1999                                  1.17                             1.17                            4,442,495
 1998                                  1.08                             1.17                            2,204,070


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Janus Aspen Mid Cap Value
Class S
Band 125
 2007                           $      1.04                       $     1.10                                    0
 2006                                  1.00 (10/23/2006)                1.04                                    0

Janus Aspen Worldwide Growth Portfolio
Band 125
 2007                           $      1.71                       $     1.85                           13,984,817
 2006                                  1.47                             1.71                           17,073,458
 2005                                  1.40                             1.47                           30,895,367
 2004                                  1.35                             1.40                           35,730,498
 2003                                  1.11                             1.35                           35,860,493
 2002                                  1.50                             1.11                           34,123,387
 2001                                  1.96                             1.50                           32,859,993
 2000                                  2.36                             1.96                           28,723,922
 1999                                  1.45                             2.36                           17,434,845
 1998                                  1.14                             1.45                            8,357,911
Lord Abbett Developing Growth
Class P
Band 125
 2007                           $      1.25                       $     1.67                               107,226
 2006                                  1.14 (01/01/2006)                1.25                               23,814
Band 100
 2007                           $      1.25                       $     1.68                               35,681
 2006                                  1.14                             1.25                               66,056
Band 0
 2007                           $      1.28                       $     1.73                              331,988
 2006                                  1.15                             1.28                               276,020
Lord Abbett Growth Opportunities
Class P
Band 125
 2007                           $      1.13                       $     1.35                                4,986
 2006                                  1.08 (01/01/2006)                1.13                                  908
Lord Abbett Mid-Cap Value
Class P
Band 125
 2007                           $      1.21                       $     1.20                                7,144
 2006                                  1.09                             1.21                                5,423
 2005                                  1.02                             1.09                                2,177
 2004                                  1.00 (12/13/2004)                1.02                                    0




Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Lord Abbett Small-Cap Blend
Class P
Band 125
 2007                           $      1.22                       $     1.32                            1,432,816
 2006                                  1.16                             1.22                            1,222,280
 2005                                  1.04                             1.16                              267,565
 2004                                  1.00 (12/13/2004)                1.04                                    0
Band 0
 2007                           $      1.25                       $     1.37                               89,113
Lord Abbett Small-Cap Value
Class P
Band 125
 2007                          $       1.37                       $     1.49                              100,815
 2006                                  1.15                             1.37                               99,585
 2005                                  1.03                             1.15                               64,939
 2004                                  1.00 (12/13/2004)                1.03                                    0
Manning & Napier Pro-Blend Conservative
Class A
Band 125
 2007                           $      1.02                       $     1.07                                  246
 2006                                  1.00 (10/23/2006)                1.02                                    0
Manning & Napier Pro-Blend Exten
Class A
Band 125
 2007                           $      1.03                       $     1.09                              149,458
 2006                                  1.00 (10/23/2006)                1.03                                    0
Manning & Napier Pro-Blend Max
Class A
Band 125
 2007                           $      1.04                       $     1.09                                    0
 2006                                  1.00 (10/23/2006)                1.04                                    0
Manning & Napier Pro-Blend Moderate
Class A
Band 125
 2007                           $      1.03                       $     1.08                               73,358
 2006                                  1.00 (10/23/2006)                1.03                                    0
MFS International New Discovery
Band 125
 2007                           $      2.25                       $     2.42                            1,913,650
 2006                                  1.80                             2.25                            1,902,033
 2005                                  1.51                             1.80                            1,076,469
 2004                                  1.23                             1.51                              567,025
 2003                                  0.84                             1.23                              253,507
 2002                                  1.00                             0.84                              129,375






Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
MFS Mid-Cap Growth
Band 125
 2007                           $      1.12                       $     1.22                              102,679
 2006                                  1.11                             1.12                               76,536
 2005                                  1.10                             1.11                               62,270
 2004                                  0.97                             1.10                               46,360
 2003                                  0.72                             0.97                               11,263
 2002                                  1.00                             0.72                                3,380
MFS Strategic Value
Band 125
 2007                           $      1.30                       $     1.25                              244,195
 2006                                  1.15                             1.30                              255,436
 2005                                  1.17                             1.15                              232,125
 2004                                  1.01                             1.17                              106,724
 2003                                  0.80                             1.01                               51,802
 2002                                  1.00                             0.80                                6,914
MFS Value
Band 125
 2007                           $      1.48                       $     1.57                              867,352
 2006                                  1.24                             1.48                              550,143
 2005                                  1.18                             1.24                              111,238
 2004                                  1.04                             1.18                                2,093
 2003                                  0.84                             1.04                                1,114
 2002                                  1.00 (06/01/02)                  0.84                                    0
Neuberger Berman AMT Small Cap
Advisor
Band 125
 2007                           $      1.28                       $     1.26                              881,535
 2006                                  1.24                             1.28                            1,015,554
 2005                                  1.22                             1.24                              133,264
 2004                                  1.10                             1.22                               38,433
 2003                                  1.00 (10/01/2003)                1.10                                    0
Neuberger Berman Focus
Band 125
 2007                           $      1.22                       $     1.28                               14,638
 2006                                  1.10                             1.22                               12,385
 2005                                  1.12                             1.10                                  865
 2004                                  1.00 (12/13/2004)                1.12                                    0
Neuberger Berman Millennium
Band 125
 2007                           $      1.25                       $     1.56                              602,747
 2006                                  1.18                             1.25                               35,007
 2005                                  1.04                             1.18                                  497
 2004                                  1.00 (12/13/2004)                1.04                                    0





Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Neuberger Berman Partners
Band 125
 2007                           $      1.31                       $     1.42                            2,020,623
 2006                                  1.18                             1.31                            1,641,378
 2005                                  1.01                             1.18                              256,671
 2004                                  1.00 (12/13/2004)                1.01                                    0
Old Mutual Developing Growth Fund
Band 125
 2007                           $      0.72                       $     0.84                               12,218
 2006                                  0.68                             0.72                                  760
 2005                                  0.64                             0.68                                  647
 2004                                  0.65                             0.64                                  525
 2003                                  0.42                             0.65                                  552
 2002                                  0.81                             0.42                                  238
 2001                                  1.01                             0.81                                    0
Old Mutual Growth II Portfolio
Band 125
 2007                           $      1.13                       $     1.37                            2,565,119
 2006                                  1.07                             1.13                            2,952,264
 2005                                  0.97                             1.07                            3,765,269
 2004                                  0.92                             0.97                            4,157,058
 2003                                  0.74                             0.92                            4,498,118
 2002                                  1.08                             0.74                            4,163,718
 2001                                  1.83                             1.08                            4,241,331
 2000                                  2.23                             1.83                            4,102,333
 1999                                  1.14                             2.23                            1,277,768
 1998                                  1.07                             1.14                              412,873
Old Mutual Large Cap Growth Portfolio
Band 125
 2007                           $      1.10                       $     1.10                              272,360
 2006                                  0.91                             1.10                              321,923
Old Mutual Columbus Circle Technology & Communications  Portfolio
Band 125
 2007                           $      0.92                       $     1.21                            2,164,214
 2006                                  0.89                             0.92                            3,036,309
 2005                                  0.82                             0.89                            5,741,050
 2004                                  0.78                             0.82                            7,516,210
 2003                                  0.54                             0.78                            6,671,788
 2002                                  1.20                             0.54                            4,851,848
 2001                                  2.54                             1.20                            3,251,322
 2000                                  4.45                             2.54                            1,878,426
 1999                                  1.35                             4.45                              953,082
Oppenheimer Developing Markets
Class N
Band 125
 2007                           $      1.68                       $     2.21                            2,744,935
 2006                                  1.36                             1.68                            2,533,748
 2005                                  1.00 (5/20/2005)                 1.36                              235,406

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Oppenheimer Global
Class N
Band 125
 2007                           $      1.34                       $     1.39                              493,518
 2006                                  1.19 (01/01/2006)                1.34                              529,270
Band 50
 2007                           $      1.35                       $     1.42                              338,117
 2006                                  1.19                             1.35                              299,492
Band 0
 2007                           $      1.37                       $     1.44                              342,019
 2006                                  1.20                             1.37                              283,770
Oppenheimer International Bond
Class N
Band 125
 2007                           $      1.19                       $     1.23                            1,566,078
 2006                                  1.08                             1.19                              710,394
 2005                                  1.00 (05/20/2005)                1.08                                3,034
Band 0
 2007                           $      1.21                       $     1.27                               23,347
Oppenheimer International Small Company
Class N
Band 125
 2007                           $      1.72                       $     2.06                              726,110
 2006                                  1.28                             1.72                              443,730
 2005                                  1.00 (5/20/2005)                 1.28                                3,097
Oppenheimer Main Street Opportunity
Class N
Band 125
 2007                           $      1.22                       $     1.24                              435,372
 2006                                  1.08                             1.22                              221,714
 2005                                  1.00 (5/20/2005)                 1.08                                2,741
Oppenheimer Main Street Small Cap
Class A
Band 125
 2007                           $      0.57                       $     0.55                            2,840,126
 2006                                  1.00 (10/23/2006)                0.57                                    0
Oppenheimer Main Street Small Cap
Class N
Band 125
 2007                           $      0.57                       $     0.55                              229,267
 2006                                  1.00 (10/23/2006)                0.57                                    0
Band 0
 2007                           $      0.57                       $     0.56                               53,704
Oppenheimer Small & Mid Cap Value
Class N
Band 125
 2007                           $      1.31                       $     1.40                            2,768,356
 2006                                  1.14 (10/23/2006)                1.31                              999,241


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
PIMCO High Yield
Band 125
 2007                           $      1.43                       $     1.46                            4,006,402
 2006                                  1.33                             1.43                            3,158,179
 2005                                  1.29                             1.33                              203,927
 2004                                  1.20                             1.29                               22,555
 2003                                  0.98                             1.20                                    0
 2002                                  1.00 (6/01/2002)                 0.98                                    0
PIMCO High Yield
Class R
Band 125
 2007                           $      1.26                       $     1.28                              590,480
 2006                                  1.17                             1.26                              571,898
 2005                                  1.14                             1.17                              234,537
 2004                                  1.06                             1.14                               47,551
 2003                                  1.01 (10/01/2003)                1.06                                    0
Band 50
 2007                           $      1.29                       $     1.32                               86,486
PIMCO Total Return
Class R
Band 125
 2007                           $      1.08                       $     1.15                            1,373,463
 2006                                  1.06                             1.08                            6,858,795
Band 100
 2007                           $      1.08                       $     1.16                               15,984
 2006                                  1.05                             1.08                                6,441
 2005                                  1.05                             1.05                              998,132
 2004                                  1.01                             1.05                              256,324
 2003                                  1.01 (10/01/2003)                1.01                                    0
Band 0
 2007                           $      1.12                       $     1.21                                6,876
Pimco Total Return
Administrative
Band 12
 2007                           $      1.00 (5/24/07)             $     1.07                            6,760,078
Pioneer Bond Fund
Class R
Band 125
 2007                           $      1.03                       $     1.07                              288,335
 2006                                  1.01 (01/01/2006)                1.03                               51,008
Pioneer Emerging Markets
Class A
Band 125
 2007                           $      1.13                       $     1.59                              166,997
 2006                                  1.00 (10/24/2006)                1.13                                    0




Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Pioneer Fund
Class R
Band 125
 2007                           $      1.16                       $     1.19                              114,561
 2006                                  1.08 (01/01/2006)                1.16                               20,803
Pioneer VCT Fund Portfolio
Class I
Band 125
 2007                           $      1.41                       $     1.46                            3,557,248
 2006                                  1.23                             1.41                            4,397,803
 2005                                  1.17                             1.23                            5,368,751
 2004                                  1.10                             1.17                            6,289,040
 2003                                  0.89                             1.10                            5,994,350
 2002                                  1.22                             0.89                            5,460,849
 2001                                  1.36                             1.22                            4,874,658
 2000                                  1.55                             1.36                            4,652,378
 1999                                  1.43                             1.55                            3,549,888
 1998                                  1.16                             1.43                            2,034,751
Pioneer VCT Growth Opportunities
Class I
Band 125
 2007                           $      1.86                       $     1.76                            9,469,091
 2006                                  1.78                             1.86                           12,120,267
 2005                                  1.69                             1.78                           14,203,577
 2004                                  1.40                             1.69                           15,119,508
 2003                                  0.99                             1.40                           13,466,958
 2002                                  1.61                             0.99                           12,304,684
 2001                                  1.36                             1.61                           11,410,141
 2000                                  1.48                             1.36                            9,376,539
 1999                                  1.41                             1.48                            7,892,664
 1998                                  1.41                             1.41                            6,688,427
Pioneer High Yield Fund
Class R
Band 125
 2007                           $      1.16                       $     1.22                              254,402
 2006                                  1.07                             1.16                               40,798
Band 100
 2007                           $      1.16                       $     1.23                               74,343
 2006                                  1.07                             1.16                               64,640
Band 50
 2007                           $      1.17                       $     1.24                              110,969
 2006                                  1.06                             1.17                               90,523
 2005                                  1.00 (5/20/2005)                 1.06                                1,839
Pioneer Mid Cap Value Fund
Class R
Band 125
 2007                           $      1.17                       $     1.21                              719,850
 2006                                  1.06                             1.17                              583,803
 2005                                  1.00 (5/20/2005)                 1.06                               68,685

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Pioneer Oak Ridge Large Cap Growth Fund
Class R
Band 125
 2007                           $      1.10                       $     1.17                                  351
 2006                                  1.09 (01/01/2006)                1.10                                    0
Pioneer Small & Mid Cap Growth Fund
Class R
Band 125
 2007                           $      1.09                       $     -                                       -
 2006                                  1.05 (01/01/2006)                1.09                                2,623
Pioneer Small Cap Value Fund
Class R
Band 125
 2007                           $      1.30                       $     1.18                               59,203
 2006                                  1.17 (01/01/2006)                1.30                               38,709
Russell 2010 Strategy Fund
Class R2
Band 125                        $      1.00 (5/24/07)             $     1.02                            1,802,115
 2007
Russell 2010 Strategy Fund
Class R3
Band 125
 2007                           $      1.12                       $     1.18                              189,407
 2006                                  1.04                             1.12                            1,102,401
 2005                                  1.00 (3/1/2005)                  1.04                              102,187
Russell 2020 Strategy Fund
Class R2
Band 125
 2007                           $      1.00 (5/24/07)             $     1.01                            4,965,484
Russell 2020 Strategy Fund
Class R3
Band 125
 2007                           $      1.16                       $     1.22                            1,109,412
 2006                                  1.05                             1.16                            3,130,459
 2005                                  1.00 (3/1/2005)                  1.05                               82,986
Russell 2030 Strategy
Class R2
Band 125
 2007                           $      1.00 (5/24/07)             $     1.00                            4,227,306
Russell 2030 Strategy Fund
Class R3
Band 125
 2007                           $      1.20                       $     1.27                              799,185
 2006                                  1.05                             1.20                            2,248,552
 2005                                  1.00 (3/1/2005)                  1.05                               25,849


Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Russell 2040 Strategy Fund
Class R2
Band 125
 2007                           $      1.00 (5/24/07)             $     1.00                            2,359,659
Russell  2040 Strategy Fund
Class R3
Band 125
 2007                           $      1.22                       $     1.28                              752,750
 2006                                  1.06                             1.22                            1,596,017
 2005                                  1.00 (3/1/2005)                  1.06                                2,065
Russell Equity I
Class E
Band 125
 2007                           $      1.10                       $     1.20                                    0
 2006                                  1.00 (01/03/2006)                1.10                                    0
Russell Equity II
Class E
Band 125
 2007                           $      1.13                       $     1.16                                    0
 2006                                  1.00 (01/03/2006)                1.13                                    0
Russell Equity Q
Class E
Band 125
 2007                           $      1.10                       $     1.11                                    0
 2006                                  1.00 (01/03/2006)                1.10                                    0
Russell International
Class E
Band 125
 2007                           $      1.20                       $     1.34                                    0
 2006                                  1.00 (01/03/2006)                1.20                                    0
Russell Lifepoints(R) Aggressive
Class E
Band 125
 2007                           $      1.12                       $     1.19                                    0
 2006                                  1.00 (01/03/2006)                1.12                                    0
Russell Lifepoints(R) Aggressive
Class R3
Band 125
 2007                           $      1.40                       $     1.48                            1,352,927
 2006                                  1.25                             1.40                            1,605,776
Band 100
 2007                           $      1.41                       $     1.49                               22,273
 2006                                  1.26                             1.41                               17,887
Band 50
 2007                           $      1.43                       $     1.52                              261,629
 2006                                  1.23                             1.43                              216,325
 2005                                  1.16                             1.23                              532,194
 2004                                  1.00 (05/17/2004)                1.16                               12,397

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Russell Lifepoints(R) Aggressive (continued)
Band 0
 2007                           $      1.45                       $     1.55                              203,836
Russell Lifepoints(R) Balanced
Class E
Band 125
 2007                           $      1.10                       $     1.16                                    0
 2006                                  1.00 (01/03/2006)                1.10                                    0
Russell Lifepoints(R) Balanced
Class R3
Band 125
 2007                           $      1.32                       $     1.39                            3,499,620
 2006                                  1.20                             1.32                            3,244,945
Band 100
 2007                           $      1.33                       $     1.40                              201,943
 2006                                  1.21                             1.33                               27,324
Band 50
 2007                           $      1.35                       $     1.43                              340,060
 2006                                  1.19                             1.35                              382,694
 2005                                  1.13                             1.19                           1,007,366
 2004                                  1.00 (05/17/2004)                1.13                               55,364
Band 0
 2007                           $      1.10                       $     1.45                            1,504,888
Russell Lifepoints(R) Balanced
Class R2
Band 125
 2007                           $      1.00 (5/24/07)             $     1.01                            4,244,459
Russell Lifepoints(R) Conservative
Class E
Band 125
 2007                           $      1.05                       $     1.09                                    0
 2006                                  1.00 (01/03/2006)                1.05                                    0
Russell Lifepoints(R) Conservative
Band 125
 2007                           $      1.11                       $     1.15                              651,059
 2006                                  1.06                             1.11                              516,502
Band 50
 2007                           $      1.13                       $     1.18                              164,336
 2006                                  1.06                             1.13                              146,925
 2005                                  1.04                             1.06                              168,264
 2004                                  1.00 (05/17/2004)                1.04                                    0
Band 0
 2007                           $      1.15                       $     1.20                              136,600





Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Russell Lifepoints(R) Conservative Strategy
Class R2
Band 125
 2007                           $      1.00 (5/24/07)             $     1.03                              420,359
Russell Lifepoints(R) Equity Aggressive
Class E
Band 125
 2007                           $      1.15     $                       1.22                                    0
 2006                                  1.00 (01/03/2006)                1.15                                    0
Russell Lifepoints(R) Equity Aggressive
Class R3
Band 125
 2007                           $      1.50     $                       1.59                              665,626
 2006                                  1.31     $                       1.50                              574,793
Band 100
 2007                           $      1.51                       $     1.60                                4,332
 2006                                  1.31                             1.51                                1,462
Band 50
 2007                           $      1.53                       $     1.63                               30,865
 2006                                  1.28                             1.53                               22,258
 2005                                  1.18                             1.28                              127,242
 2004                                  1.00 (05/17/2004)                1.18                                1,485
Band 0
 2007                           $      1.55                       $     1.66                              288,610
Russell Lifepoints(R) Equity Growth Strategy
Class R2
Band 125
 2007                           $      1.00 (5/24/07)             $     1.00                              544,596
Russell Lifepoints(R) Growth Strategy
Class R2
Band 125
 2007                           $      1.00 (5/24/07)             $     1.01                            1,619,216
Russell Lifepoints(R) Moderate
Class E
Band 125
 2007                           $      1.07                       $     1.13                                    0
 2006                                  1.00 (01/03/2006)                1.07                                    0
Russell Lifepoints(R) Moderate
Class R3
Band 125
 2007                           $      1.20                       $     1.26                            1,304,338
 2006                                  1.12                             1.20                            1,118,537
Band 100
 2007                           $      1.21                       $     1.27                                    0
 2006                                  1.13                             1.21                               15,271
Band 75
 2007                           $      1.23                       $     1.30                              266,396
 2006                                  1.11                             1.23                              127,761
 2005                                  1.08                             1.11                              359,112

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Russell Lifepoints(R) Moderate (continued)
 2004                                  1.00 (05/17/2004)                1.08                               22,813
Band 0
 2007                           $      1.24                       $     1.32                              136,255
Russell Lifepoints(R) Moderate Strategy
Class R2
Band 125
 2007                           $      1.00 (5/24/07)             $     1.02                            6,381,218
State Street Equity Index 500
Band 125
 2007                           $      3.36                       $     3.49                           55,174,503
 2006                                  2.94                             3.36                           61,505,096
 2005                                  2.84                             2.94                           66,509,154
 2004                                  2.60                             2.84                           70,497,847
 2003                                  2.05                             2.60                           69,924,821
 2002                                  2.68                             2.05                           66,528,028
 2001                                  3.09                             2.68                           64,168,583
 2000                                  3.45                             3.09                           58,495,675
 1999                                  2.90                             3.45                           40,519,791
 1998                                  2.29                             2.90                           30,592,950
State Street Equity Index 500 II
Band 125
 2007                           $      1.18                       $     1.23                            3,047,852
 2006                                  1.06                             1.18                            1,046,510
Band 100
 2007                           $      1.19                       $     1.23                               50,794
 2006                                  1.06                             1.19                               65,291
Band 50
 2007                           $      1.20                       $     1.25                              895,967
 2006                                  1.06                             1.20                              861,397
Band 0
 2007                           $      1.21                       $     1.27                              789,899
 2006                                  1.04                             1.21                              627,105
 2005                                  1.00 (6/3/2005)                  1.04                              100,014
T. Rowe Price Blue Chip Growth
Band 125
 2007                           $      1.32                       $     1.46                              450,140
 2006                                  1.24                             1.32                              355,842
Band 0
 2007                           $      1.37                       $     1.55                               25,226
 2006                                  1.24                             1.37                               17,751
 2005                                  1.17                             1.24                               32,347
 2004                                  1.09                             1.17                                    0
 2003                                  1.00 (9/15/2003)                 1.09                                    0





Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
T. Rowe Price Equity Income
Band 125
 2007                           $      3.32                       $     3.38                           32,632,988
 2006                                  2.82                             3.32                           34,271,106
 2005                                  2.75                             2.82                           32,074,795
 2004                                  2.43                             2.75                           30,909,884
 2003                                  1.96                             2.43                           27,583,106
 2002                                  2.28                             1.96                           25,659,444
 2001                                  2.28                             2.28                           23,400,668
 2000                                  2.04                             2.28                           20,201,701
 1999                                  1.99                             2.04                           21,447,550
 1998                                  1.85                             1.99                           19,081,441
T. Rowe Price Equity Income
Class R
Band 125
 2007                           $      1.73                       $     1.75                            2,770,375
 2006                                  1.49                             1.73                            2,311,570
Band 50
 2007                           $      1.77                       $     1.81                              357,456
 2006                                  1.33                             1.77                              334,595
Band 0
 2007                           $      1.81                       $     1.86                              428,387
 2006                                  1.47                             1.81                               75,257
 2005                                  1.44                             1.47                              906,125
T. Rowe Price European Stock Fund
Band 125
 2007                           $      1.65                       $     1.88                              118,471
 2006                                  1.27                             1.65                              103,995
 2005                                  1.18                             1.27                              111,311
 2004                                  1.03                             1.18                               77,610
 2003                                  0.76                             1.03                               39,113
 2002                                  0.95                             0.76                                    0
 2001                                  1.08 (05/01/01)                  0.95                                    0
T. Rowe Price Growth Stock Fund
Band 125
 2007                           $      1.59                       $     1.73                            2,989,654
 2006                                  1.44                             1.59                           19,906,624
Band 100
 2007                           $      1.61                       $     1.75                                3,632
Band 0
 2007                           $      1.68                       $     1.84                               76,401
 2006                                  1.42                             1.68                               63,112
 2005                                  1.36                             1.42                            3,399,338
 2004                                  1.25                             1.36                              542,634
 2003                                  1.03 (05/01/03)                  1.25                                    0

T. Rowe Price Growth Stock Fund
Advisor Class
Band 125
 2007                           $      1.00 (5/24/07)             $     1.01                           41,491,305



Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
T. Rowe Price International Growth & Income
Band 125
 2007                           $      2.47                       $     2.64                              852,748
 2006                                  1.94                             2.47                            4,854,778
 2005                                  1.70                             1.94                              705,104
 2004                                  1.40                             1.70                              109,440
 2003                                  1.00 (05/01/03)                  1.40                                9,120
Band 100
 2007                           $      2.62                       $     2.67                                5,168

T. Rowe Price International Growth & Income
Advisor Class
Band 125
 2007                           $      1.00 (5/24/07)             $     0.99                           15,725,907

T. Rowe Price International Stock
Band 125
 2007                           $      1.69                       $     1.89                              161,954
 2006                                  1.44                             1.69                               70,847
 2005                                  1.26                             1.44                                  339
 2004                                  1.13                             1.26                                    0
 2003                                  1.00 (9/15/2003)                 1.13                                    0
T. Rowe Price Mid-Cap Growth Fund
Band 125
 2007                           $      1.85                       $     2.14                            1,200,334
 2006                                  1.76                             1.85                            1,149,987
 2005                                  1.56                             1.76                              805,493
 2004                                  1.34                             1.56                              374,710
 2003                                  1.04 (05/01/03)                  1.34                                    0
T. Rowe Price Mid-Cap Value
Band 125
 2007                           $      2.08                       $     2.06                              551,593
 2006                                  1.76                             2.08                              814,235
 2005                                  1.66                             1.76                              686,738
 2004                                  1.40                             1.66                              490,289
 2003                                  1.03 (05/01/03)                  1.40                                  936

T. Rowe Price Mid-Cap Value
Advisor Class
Band 125
 2007                           $      1.00 (05/24/07)            $     0.99                           15,725,907

Templeton Foreign
Band 125
 2007                           $      1.65                       $     1.90                              461,645
 2006                                  1.40                             1.65                              474,067
 2005                                  1.28                             1.40                              311,886
 2004                                  1.10                             1.28                              158,226
 2003                                  1.00 (10/01/2003)                1.10                                    0
Templeton Growth
Band 125
 2007                           $      1.65                       $     1.66                            1,648,502
 2006                                  1.37                             1.65                            6,063,287
 2005                                  1.29                             1.37                            2,545,865
 2004                                  1.12                             1.29                              259,477
 2003                                  1.00 (10/01/2003)                1.12                                    0





Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Thornburg Core Growth
Band 125
 2007                           $      1.43                       $     1.58                            1,565,277
 2006                                  1.23                             1.43                            3,696,961
 2005                                  1.02                             1.23                              316,462
 2004                                  1.00 (12/13/2004)                1.02                                    0
Band 0
 2007                           $      1.47                       $     1.64                              207,040
Thornburg Core Growth
Class R5
Band 125
 2007                           $      1.00 (5/24/07)             $     1.02                            7,443,147
Thornburg International Value
Band 125
 2007                           $      1.50                       $     1.89                            2,035,258
 2006                                  1.24                             1.50                            3,123,096
Band 100
 2007                           $      1.51                       $     1.91                               42,858
 2006                                  1.24                             1.51                               43,364
Band 0
 2007                           $      1.54                       $     1.96                              230,708
 2006                                  1.22                             1.54                              199,459
 2005                                  1.05                             1.22                              754,674
 2004                                  1.00 (12/13/2004)                1.05                                    0
Thornburg International Value
Class R5
Band 125
 2007                           $      1.00 (5/24/07)             $     1.14                           10,108,060
Thornburg Limited-Term Income
Band 125
 2007                           $      1.02                       $     1.07                            2,567,949
 2006                                  1.00 (01/01/2006)                1.02                              103,089
Thornburg Limited-Term U.S. Government
Band 125
 2007                           $      1.02                       $     1.07                              108,519
 2006                                  1.00 (01/01/2006)                1.02                                7,215
Thornburg Value
Band 125
 2007                           $      1.32                       $     1.38                              793,227
 2006                                  1.11 (01/01/2006)                1.32                              179,766
Band 0
 2007                           $      1.35                             1.43                               53,573
Vanguard Explorer
Band 125
 2007                           $      3.13                       $     3.25                            4,014,218
 2006                                  2.89                             3.13                            3,446,887
 2005                                  2.68                             2.89                            2,243,478
 2004                                  2.39                             2.68                            2,037,046
 2003                                  1.67                             2.39                            1,768,543
 2002                                  2.25                             1.67                            1,182,344
 2001                                  2.25                             2.25                                    0

Investment Account              Accumulation Unit Value           Accumulation Unit Value         Number of Accumulation Units
and Class if any               At Beginning of Period              At End of Period                Outstanding At End of Period
------------------               -----------------------         -----------------------         -------------------------
Vanguard Short-Term Federal
Band 125
 2007                           $      1.58                       $     1.68                              734,085
 2006                                  1.53                             1.58                              633,695
 2005                                  1.53                             1.53                              489,769
 2004                                  1.52                             1.53                              503,873
 2003                                  1.49                             1.52                              330,047
 2002                                  1.42                             1.49                              122,492
 2001                                  1.37                             1.42                                  358



NOTE: "Band 0, 25, 50, 75, 100, 125" identify the accumulation unit value for that particular band. For example, Band 125 represents the accumulation unit value for the band that charges a 1.25% Asset Charge.


           INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033.

AUL conducts a conventional life insurance and annuity business. At December 31, 2007, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a partner, had assets of $19,921.0 million and had equity of $1,320.8 million.

The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.



VARIABLE ACCOUNT

The AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific fund or in a specific Portfolio of one (1) of the Funds. Contributions may be allocated to one or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other Portfolios of the Funds or in other securities, funds, or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.



THE FUNDS

Each of the Funds is a diversified, open-end management investment company commonly referred to as a fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each Portfolio has its own investment objectives and policies. The shares of each fund Portfolio are purchased by AUL for the corresponding Investment Account at the Portfolio's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a Portfolio are automatically  reinvested  in such  Portfolio  at net asset  value,  unless  AUL instructs otherwise. AUL has entered into agreements with the Distributors/Advisors of Advisors of Advisory entities affiliated with Allianz Dresdner Asset Management of America, American Century(R) Global Investment Management, Inc., American Century(R) Investment Management, Inc., Ariel Capital Management, Inc., Berger Financial Group, LLC, Calvert Asset Management Company ("CAMCO"), Capital Research and Management Company, Columbia Management Advisors, LLC, Funds, Fifth Third Asset Management, Inc., Fidelity(R) Management & Research Company, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Fred Alger Management, Inc., Goldman Sachs Asset Management, L.P., Granahan Investment Management, Inc., Janus Capital Management LLC, Invesco AIM Advisors, Inc.Lord, Abbett & Co. LLC, Manning & Napier Advisors, Inc., MFS Investment Management(R), M&I Investment Corporation, Neuberger Berman Management, Inc., Old Mutual Capital, Inc. ("COMCAP"), OneAmerica Funds, Inc., Pacific Investment Management Company LLC, Pilgrim Baxter & Associates, Ltd., Pioneer Investment Management, Inc., Russell Investment Management Company ("RIMCO"), State Street Bank & Trust Company, The Boston Company Asset Management, LLC, The Dreyfus Corporation, The Manager, Templeton Global Advisors Limited, Thornburg Investment Management, Inc., T. Rowe Price Associates, Inc., U.S. Bancorp Asset Management, Inc., Wellington Management Company and The Vanguard Group under which AUL has agreed to render certain services and to provide information about these funds to its Contract Owners and/or Participants who invest in these Funds.

The investment advisors of the Funds are listed in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Account invests. These investment companies offered to the public should not be confused with the Funds in which the Investment Account invests. The Funds are described in their prospectuses, which accompany this prospectus.

A summary of the investment objective or objectives of each Portfolio of each of the Funds follows. There can be no assurance that any Portfolio will achieve its objective or objectives. More detailed information is contained in the Prospectuses for the Funds, including information on the risks associated with the investments and investment techniques of each Portfolio.


Revenue AUL Receives

Under the agreements listed in the immediately preceding paragraph, AUL has agreed to render certain services and to provide information about the funds in the preceding paragraph to its Contract Owners and/or Participants who invest in these funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receive these types of payments:


Rule 12b-1 Fees. By virtue of the agreements entered into between the funds and AUL, AUL receives compensation from the Distributor/Advisor of the funds, ranging from 0.0 percent until a certain level of fund assets have been purchased to an annual service fee of 0.75 percent based on the average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 fees it receives that are attributable to AUL's variable insurance products.


Administrative, Marketing and Support Service Fees ("Support Fees"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying fund portfolio assets. Contract Owners and /or Participants, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

A summary of the investment objective or objectives of each Fund is provided below. There can be no assurance that any Fund will achieve its objective or objectives. More detailed information is contained in the Prospectus for the Funds, including information on the risks associated with the investments and investment techniques of each Fund.

AIM Capital Development Fund

AIM Capital Development Fund - Class R and Investor Class

The investment seeks long-term growth of capital. The Fund invests in securities, including common stocks, convertible securities and bonds, of small and medium sized companies. It may also invest up to 25% of assets in foreign securities and may hold a portion of assets in cash or cash equivalents. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

FOR ADDITIONAL INFORMATION CONCERNING AIM CAPITAL DEVELOPMENT FUND AND ITS PORTFOLIOS, PLEASE SEE THE AIM CAPITAL DEVELOPMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


AIM Growth Series Fund

AIM Basic Value - Class A and Class R

Seeking to provide long-term growth of capital. The AIM Basic Value Fund invests primarily in equity securities of U.S. companies believed to be undervalued in relation to long-term earning power or other factors. The Fund pursues capital growth by investing in undervalued large and mid-sized companies. Its focus on more stable business values enables it to take advantage of market volatility and investor overreaction to negative news. Investing in mid-sized companies may involve greater risk not associated with investing in more established companies. The Fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States.


AIM Global Equity - Class A and Institutional Class

Seeks long-term growth of capital. The AIM Global Equity Fund invests, normally, at least 65% of its total assets in equity securities in the following global industry sectors: consumer products and services, financial services, health care, infrastructure, natural resources, telecommunications and technology. The Fund will normally invest in the securities of companies located in at least three different countries, including the United States with no more than 50% of its total assets in any one country, other than the U.S. Of total assets, up to 20% may be invested in companies located in developing countries.


AIM Mid Cap Core Equity - Class A and Class R

Seeking to provide long-term growth of capital. The AIM Mid Cap Core Equity Fund invests in medium-sized U.S. companies. The Fund seeks growth by applying AIM's GARP (Growth At a Reasonable Price) discipline to the universe of medium-sized companies. Investing in small-and mid-sized companies may involve greater risks not associated with investing in more established companies. Additionally, small companies may have business risk, significant stock price fluctuations and illiquidity. The Fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States.

AIM Small Cap Growth - Class A and Class R

Seeking to provide long-term growth of capital. The AIM Small Cap Growth Fund invests in U.S. small-cap companies. The Fund invests in stocks of emerging-growth companies that demonstrate earnings potential. The Fund may invest up to 25% of its assets in foreign securities that may present risks not associated with investing solely in the United States. The Fund may invest up to 35% of its total assets in below-investment-grade debt securities. The Fund seeks to maintain a balance of high quality, growth stocks for stability.

FOR ADDITIONAL INFORMATION CONCERNING AIM GROWTH SERIES, PLEASE SEE THE AIM GROWTH SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM International Growth Fund

AIM International Growth Fund - Class A and Class R

The investment seeks long-term growth of capital. The Fund normally invests in a diversified portfolio of international equity securities whose issuers are considered by the Fund's Portfolio managers to have strong earnings momentum. It may invest up to 20% of assets in foreign companies located in developing countries and up to 20% of assets in securities exchangeable for or convertible into marketable equity securities of foreign issuers. The Fund may also invest up to 20% of assets in high-grade short-term securities and debt securities.

FOR ADDITIONAL INFORMATION CONCERNING AIM INTERNATIONAL GROWTH FUND AND ITS PORTFOLIOS, PLEASE SEE THE AIM INTERNATIONAL GROWTH PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


AIM Sector Funds, Inc.

AIM Energy - Class A and Investor Class

Seeking long-term capital growth. The AIM Energy Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies within the energy sector. These companies include, but are not limited to, oil companies, oil and gas exploration companies, natural gas pipeline companies, refinery companies, energy conservation companies, coal, alternative energy companies, and innovative energy technology companies. The Fund focuses on reasonably priced companies with above-average production volume growth and earnings, cash flow and asset value growth potential independent of commodity pricing. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio. Holdings may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale.

AIM Financial Services - Class A and Investor Class

Seeking  long-term  capital  growth.  The AIM  Financial  Services Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. These companies include, but are not limited to, banks (regional and money-centers), insurance companies (life, property, and casualty, and multilane), investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies), and suppliers to financial services companies. The Fund focuses on market-driven companies with superior technology to deliver products and services that match their customers' needs. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

AIM Global Health Care Fund - Class A and Investor Class

Seeking long-term capital growth. The AIM Health Sciences Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies related to health care. These companies include, but are not limited to, medical equipment or supplies, pharmaceuticals, biotechnology, and health care providers and services companies. Within these industries, the Fund focuses on the market leaders that are well positioned to leverage demographic and innovative trends. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

AIM Leisure - Class A

Seeks capital growth. The AIM Leisure Fund normally invests at least 80% of its assets in the equity securities and equity-related instruments of companies engaged in the design, production, and distribution of products related to leisure activities. These industries include, but are not limited to, advertising, communications/cable TV, cruise lines, entertainment, recreational equipment, lodging, publishers, restaurants, and selected retailers. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.

AIM Technology - Class A and Investor Class

Seeking long-term capital growth. The AIM Technology Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services, and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. The Fund concentrates on market-leading companies with strong management teams that have solid track records, financial strength and proprietary products or content. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.


FOR ADDITIONAL INFORMATION CONCERNING AIM SECTOR FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AIM SECTOR FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AIM Stock Funds, Inc.

AIM Dynamics - Investor Class

Seeking long-term capital growth. The AIM Dynamics Fund invests at least 65% of its net assets in common stocks of mid-sized companies. The managers define mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The Fund may invest up to 25% of the total assets in foreign securities (measured at the time of purchase). Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation. When the manager believes market or economic conditions are unfavorable, the Fund may assume a defensive position by temporarily investing up to 100% of its assets in high quality money market instruments, such as short-term U.S. government obligations, commercial paper or repurchase agreements.

FOR ADDITIONAL INFORMATION CONCERNING AIM STOCK FUNDS, INC. AND ITS PORTFOLIO. PLEASE SEE THE AIM STOCK FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



Alger American Fund

Alger American Balanced Portfolio - Class O

Seeking current income and long-term capital appreciation. The Alger American Balanced Portfolio focuses on stocks of companies with growth potential and fixed income securities, with an emphasis on income-producing securities, which appear to have some potential for capital appreciation. Under normal circumstances, the Portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the four highest rating categories by an established rating agency or if not rated, which are determined by the Managers to be of comparable quality. Ordinarily, at least 25% of the Portfolio's net assets are invested in fixed-income securities.

Alger American Growth Portfolio - Class O

Seeking long-term capital appreciation. The Alger American Growth Portfolio seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater. This Portfolio is not restricted to any one type of security.

Alger American Leveraged AllCap Portfolio - Class O

Seeking long-term capital appreciation. The Alger American Leveraged AllCap Portfolio, under normal circumstances, invests in the equity securities of companies of any size which demonstrate promising growth potential. The
Portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns. There is the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus, the Portfolio's value can decrease more quickly than if the Portfolio had not borrowed.

FOR  ADDITIONAL   INFORMATION   CONCERNING  THE  ALGER  AMERICAN  FUND  AND  ITS
PORTFOLIOS, PLEASE SEE THE ALGER AMERICAN FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


The Alger Institutional Funds

Alger Capital Appreciation Institutional - Class I and Class R

The investment seeks long-term capital appreciation. Under normal circumstances, the Fund invests in the equity securities of companies of any size which demonstrate promising growth potential. It can leverage, that is, borrow money, to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger Small Cap Growth Institutional - Class I and Class R

The investment seeks long-term capital appreciation. The fund focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, it invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of companies in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.


FOR ADDITIONAL INFORMATION CONCERNING THE ALGER INSTITUTIONAL FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE ALGER INSTITUTIONAL FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AllianceBernstein(SM) International Growth Funds

AllianceBernstein(SM)  International Growth - Class R

The Fund's investment objective is long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80%, and normally substantially all, of its net assets in securities issued by enterprises that are under-going or have undergone privatizations and in securities of companies believed by Alliance to be beneficiaries or privatizations. The Fund takes advantage of investment opportunities, historically inaccessible to U.S. individual investors, that result from the privatization of state enterprises in both established and developing economies. Because privatizations are integral to a country's economic restructuring, securities sold in initial public offerings, often are attractively priced to secure the issuer's transition to private sector ownership. In addition, these enterprises often dominate their local markets and have the potential for significant managerial and operational efficiency gains.

FOR ADDITIONAL INFORMATION CONCERNING THE ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

AllianceBernstein(SM) Retirement Strategies

AllianceBernstein  2010  Retirement  Strategy - Class  Advisor  and Class R

Each Retirement Strategy is managed to a specific retirement year and seeks to achieve the highest total return over time, consistent with its asset mix. As the retirement date gets closer, and continuing for 15 years beyond the date, AllianceBernstein investment professionals gradually adjust the Strategy to a more conservative investment mix. That means fewer stocks and more bonds and short term investments. So as you move into retirement, your Strategy becomes more focused on protecting principal and generating income.


AllianceBernstein 2015 Retirement Strategy - Class Advisor and Class R

Each Retirement Strategy is managed to a specific retirement year and seeks to achieve the highest total return over time, consistent with its asset mix. As the retirement date gets closer, and continuing for 15 years beyond the date, AllianceBernstein investment professionals gradually adjust the Strategy to a more conservative investment mix. That means fewer stocks and more bonds and short term investments. So as you move into retirement, your Strategy becomes more focused on protecting principal and generating income.


AllianceBernstein 2020 Retirement Strategy - Class Advisor and Class R

Each Retirement Strategy is managed to a specific retirement year and seeks to achieve the highest total return over time, consistent with its asset mix. As the retirement date gets closer, and continuing for 15 years beyond the date, AllianceBernstein investment professionals gradually adjust the Strategy to a more conservative investment mix. That means fewer stocks and more bonds and short term investments. So as you move into retirement, your Strategy becomes more focused on protecting principal and generating income.


AllianceBernstein 2025 Retirement Strategy - Class Advisor and Class R

Each Retirement Strategy is managed to a specific retirement year and seeks to achieve the highest total return over time, consistent with its asset mix. As the retirement date gets closer, and continuing for 15 years beyond the date, AllianceBernstein investment professionals gradually adjust the Strategy to a more conservative investment mix. That means fewer stocks and more bonds and short term investments. So as you move into retirement, your Strategy becomes more focused on protecting principal and generating income.


AllianceBernstein 2030 Retirement Strategy - Class Advisor and Class R

Each Retirement Strategy is managed to a specific retirement year and seeks to achieve the highest total return over time, consistent with its asset mix. As the retirement date gets closer, and continuing for 15 years beyond the date, AllianceBernstein investment professionals gradually adjust the Strategy to a more conservative investment mix. That means fewer stocks and more bonds and short term investments. So as you move into retirement, your Strategy becomes more focused on protecting principal and generating income.


AllianceBernstein 2035 Retirement Strategy - Class Advisor and Class R

Each Retirement Strategy is managed to a specific retirement year and seeks to achieve the highest total return over time, consistent with its asset mix. As the retirement date gets closer, and continuing for 15 years beyond the date, AllianceBernstein investment professionals gradually adjust the Strategy to a more conservative investment mix. That means fewer stocks and more bonds and short term investments. So as you move into retirement, your Strategy becomes more focused on protecting principal and generating income.


AllianceBernstein 2040 Retirement Strategy - Class Advisor and Class R

Each Retirement Strategy is managed to a specific retirement year and seeks to achieve the highest total return over time, consistent with its asset mix. As the retirement date gets closer, and continuing for 15 years beyond the date, AllianceBernstein investment professionals gradually adjust the Strategy to a more conservative investment mix. That means fewer stocks and more bonds and short term investments. So as you move into retirementz, your Strategy becomes more focused on protecting principal and generating income.


AllianceBernstein 2045 Retirement Strategy - Class Advisor and Class R

Each Retirement Strategy is managed to a specific retirement year and seeks to achieve the highest total return over time, consistent with its asset mix. As the retirement date gets closer, and continuing for 15 years beyond the date, AllianceBernstein investment professionals gradually adjust the Strategy to a more conservative investment mix. That means fewer stocks and more bonds and short term investments. So as you move into retirement, your Strategy becomes more focused on protecting principal and generating income.


AllianceBernstein 2050 Retirement Strategy - Class Advisor and Class R

Each Retirement Strategy is managed to a specific retirement year and seeks to achieve the highest total return over time, consistent with its asset mix. As the retirement date gets closer, and continuing for 15 years beyond the date, AllianceBernstein investment professionals gradually adjust the Strategy to a more conservative investment mix. That means fewer stocks and more bonds and short term investments. So as you move into retirement, your Strategy becomes more focused on protecting principal and generating income.


AllianceBernstein 2055 Retirement Strategy - Class Advisor and Class R

Each Retirement Strategy is managed to a specific retirement year and seeks to achieve the highest total return over time, consistent with its asset mix. As the retirement date gets closer, and continuing for 15 years beyond the date, AllianceBernstein investment professionals gradually adjust the Strategy to a more conservative investment mix. That means fewer stocks and more bonds and short term investments. So as you move into retirement, your Strategy becomes more focused on protecting principal and generating income.

FOR ADDITIONAL INFORMATION CONCERNING THE ALLIANCEBERNSTEIN(SM) RETIREMENT STRATEGIES FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE ALLIANCEBERNSTEIN RETIREMENT STRATEGIES FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



The AllianceBernstein(SM) Growth Funds

AllianceBernstein(SM)   Mid-Cap Growth - Class R

The Fund's investment objective is long-term growth of capital and income primarily through investments in common stocks. The Fund normally invests substantially all of its assets in high-quality common stocks that Alliance expects to increase in value. Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of mid-capitalization of companies. For these purposes, "mid-capitalization companies" are those that, at the time of investment, have market capitalizations with the range of market capitalizations of companies constituting the Russell Midcap(R) Growth Index. The Fund typically invests in common stocks with market capitalizations between $1 billion and $15 billion at the time of purchase.

AllianceBernstein(SM)  Small-Cap Growth - Class R

The Fund's investment objective is growth of capital by pursuing aggressive investment policies. Current income is incidental to the Fund's objective. The Fund generally invests in a widely diversified portfolio of equity securities spread amount many industries that offer the possibility of above-average earnings growth. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of smaller companies. For those purposes, "smaller companies" are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Normally, the Fund invests in about 100-125 companies.

FOR ADDITIONAL INFORMATION CONCERNING THE ALLIANCEBERNSTEIN GROWTH FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE ALLIANCEBERNSTEIN GROWTH FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

The AllianceBernstein(SM)  Value Funds

AllianceBernstein(SM) Focused Growth & Income - Class R

The Fund's investment objective is long-term growth of capital through the application of a disciplined value-oriented investment process. The Fund invests primarily in the equity securities of U.S. companies that Alliance believes are undervalued. Alliance believes that, over time, a company's stock price will come to reflect its intrinsic economic value. Alliance uses a disciplined investment process to evaluate the companies in Alliance's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Fund may invest in companies of any size and in any industry. At different times, the Fund's investment may be in companies with significantly different market capitalizations and with a greater emphasis on particular industries. The Fund expects under normal circumstances to invest primarily in equity securities of about 75 U.S. companies. The Fund may also invest up to 15% of its total assets in securities of non-U.S. issuers.

AllianceBernstein(SM)  Global Value - Class R

The Fund's investment objective is long-term growth of capital. The Fund will invest primarily in a diversified portfolio of equity securities from around the world, including the United States. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the Bernstein's fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.


AllianceBernstein(SM) International Value - Class R

The Fund's investment objective is long-term growth of capital. The Fund will invest primarily in a diversified portfolio of non-U.S. equity securities. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the Bernstein's fundamental value approach. In selecting securities for the Fund's portfolio, Bernsetin uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.

AllianceBernstein(SM) Small/Mid Cap Value - Class R

The Fund's investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies. For purposes of this policy, "small- to mid-capitalization companies" are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500TM Value Index and the greater of $5 billion or the market capitalization the largest company in the Russell 2500TM Value Index. Under normal circumstances, the Fund invests at least 80% of its net assets in these types of securities. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the Bernstein's fundamental value approach. In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities.


AllianceBernstein(SM) Value - Class R

The Fund's investment objective is longer-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities of U.S. companies with relatively large market capitalizations that Alliance believes are undervalued. The Fund's investment policies emphasize investment in companies that are determined by Alliance to be undervalued, using the fundamental value approach of Alliance's Bernstein unit ("Bernstein"). In selecting securities for the Fund's portfolio, Bernstein uses its fundamental research to identify companies whose long-term earnings power and dividend paying capability are not reflected in the current market price of their securities.


FOR ADDITIONAL INFORMATION CONCERNING THE ALLIANCEBERNSTEIN(SM) VALUE FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE ALLIANCEBERNSTEIN VALUE FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



Allianz Funds

Allianz CCM Capital Appreciation - Class R

Seeks growth of capital. The Allianz CCM Capital Appreciation Fund invests primarily in a portfolio of fundamentally sound larger-cap companies with fair prices and strong growth potential. The fund employs a "growth-at-a-reasonable-price" philosophy, allowing it to invest in companies that exhibit both growth and value characteristics. The fund maintains a relatively low P/E ratio, allowing the fund to invest in companies with earnings that will be able to support their stock prices, which can be especially important in the face of market uncertainty.

Allianz CCM Mid Cap - Administrative Class & Class R

The investment seeks growth of capital. The fund primarily invests in common Stocks issued by companies with market capitalizations of at least $500 million. Each issue is screened and ranked using multiple computer models, including screens for dividend growth, equity growth, earnings growth, earnings momentum, and earnings surprise.

Allianz NFJ Small-Cap Value - Administrative Class & Class R

Seeks long-term growth of capital and income. The Allianz NFJ Small-Cap Value Fund invests primarily in undervalued small-capitalization securities. The managers adhere to a strict value discipline, seeking fundamentally sound, dividend-paying small-cap companies that the managers feel are undervalued. This strategy requires that all holdings pay a dividend, which can offer stability during periods of market fluctuation.

Allianz OCC Renaissance - Administrative Class & Class R

Seeking to provide long-term growth of capital and income. The Allianz PEA Renaissance Fund seeks to achieve its investment objective by normally investing a majority of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.


Allianz OCC Value - Administrative Class & Class R

Seeking to provide long-term growth of capital and income. The Allianz PEA Value Fund seeks to achieve its investment objective by normally investing a majority of its assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

Allianz RCM Large-Cap Growth - Class R

Seeks long-term capital appreciation. The Allianz RCM Large-Cap Growth Fund invests at least 80% of its total assets in equity securities of U.S. companies with at least $3 billion in market capitalization. The management team employs a "bottom-up" investment process. The investment process revolves around a company's growth, quality and valuation.


Allianz NFJ Dividend Value - Administrative Class and Class R

The investment seeks current income; long-term growth of capital is a secondary objective. The fund normally invests at least 80% assets in income producing common stocks of companies with market capitalizations of more than $2 billion at the time of investment. It typically invests in 40 to 50 securities. The fund may also invest in convertible securities and preferred stocks.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE ALLIANZ DRESDNER ASSET MANAGEMENT OF AMERICA PORTFOLIOS, PLEASE SEE THE ALLIANZ DRESDNER ASSET MANAGEMENT OF AMERICA FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


American Century(R) Capital Portfolios, Inc.

American Century(R) Equity Income - Advisor Class and Investor Class

Seeking current income and capital growth. The American Century(R) Equity Income Fund invests primarily in stocks with a favorable dividend-paying history that have prospects for dividend payments to continue or increase. Secondarily, the Fund managers look for the possibility that the stock price may increase. The Fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index. Under normal market conditions, the managers intend to keep at least 85% of the Fund's assets invested in income-paying securities and at least 80% of its assets in equity securities.

American Century(R)Real Estate - Advisor Class and Investor Class

Long-term capital appreciation, with income as a secondary objective. The management team invests in common stocks of real estate investment trusts (REITs), which own income-producing properties such as offices, industrial properties, shopping centers, regional malls, outlet centers, apartments, manufactured homes, lodging/resorts, self storage, and diversified properties. The fund managers focus on individual companies using bottom-up, fundamental analysis including sophisticated earnings models and dividend discount models to identify potential stocks. Sector funds may experience greater short-term price volatility than more diversified equity funds, and are most suitable for the aggressive portion of an investment portfolio.

American Century(R) Large Company Value - Advisor Class

Seeking long-term capital growth. Income is a secondary objective. The fund managers of the American Century(R) Large Company Value Fund look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up.

American Century(R) Small Cap Value - Advisor Class and Investor Class

Seeking long-term capital growth. Income is a secondary objective. The American Century(R) Small Cap Value Fund invests primarily in stocks of smaller companies that the managers believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. Under normal market conditions, the managers intend to keep at least 65% of the Fund's assets invested in U.S. equity securities at all times.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) CAPITAL PORTFOLIOS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) CAPITAL PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

American Century(R) Emerging Markets Fund


American Century Emerging Markets - Advisor Class and Investor Class

The investment seeks capital growth. The fund normally invests invest at least 80% of its assets in equity securities of companies located in emerging market countries and companies that derive a significant portion of their business from emerging market countries.The fund may invest the balance of assets in bonds, notes, and debt securities of companies, and in domestic and foreign government obligations. It may invest in securities of any maturity and credit quality.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY EMERGING MARKETS AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY EMERGING MARKETS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

American Century(R) Ginnie Mae Fund

American Century(R) Ginnie Mae - Advisor Class

Seeks high monthly income and low volatility. The American Century(R) Ginnie Mae Fund invests 80% of its assets primarily in mortgage-backed securities issued by the Government National Mortgage Association (GNMA or Ginnie Mae). Total return investment strategy focuses on overall performance, compared to income strategies that will buy the highest yielding securities to boost income.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) GINNIE MAE FUND PORTFOLIO, INC. AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY(R) GINNIE MAE FUND PORTFOLIO, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


American Century(R) Global Capital Management, Inc.

American Century(R) International Discovery - Advisor Class and Investor Class

The investment seeks capital growth. The fund primarily invests assets in equity securities of companies that are small to medium-sized at the time of purchase and are located in foreign developed countries or emerging market countries.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) GLOBAL CAPITAL MANAGEMENT, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) GLOBAL CAPITAL MANAGEMENT, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

American Century(R) Mutual Funds, Inc.

American Century(R) Equity Growth - Advisor Class

American Century(R) Equity Growth Fund seeks capital appreciation. The Fund primarily invests in common stocks drawn from a universe of the largest 1500 companies (ranked by market capitalization) traded in the United States. Smaller-capitalization stocks with appropriate growth potential may also be included. The advisor uses a quantitative method to construct a portfolio that may provide a total return greater than that of the S&P 500 Index. The Fund may invest in foreign securities.

American Century(R) Growth - Advisor Class

Seeks long-term capital growth. The American Century(R) Growth Fund invests in large-cap companies that exhibit sustainable accelerating earnings and revenue. The management team adheres to well-defined investment policies: 1) invests at least 75% of assets in large-cap companies, 2) maintains approximately 50-90 holdings, 3) top 10 holdings compose approximately 30% of portfolio assets, 4) non-U.S. holdings will account for less than 20% of assets and 5) a minimum of 90% of the portfolio will be invested in equity securities.

American Century(R) Heritage - Advisor Class

Seeking long-term capital growth. The fund managers of the American Century(R) Heritage Fund look for stocks of companies they believe will increase in value over time, using a growth investment strategy developed by American Century(R). This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. The managers make their investment decisions based primarily on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for sectors.

American Century(R) Inflation-Adjusted Bond - Advisor Class

American Century_ Inflation-Adjusted Bond Fund seeks total return. The fund normally invests 80% of assets in inflation-adjusted securities that are backed by the full faith and credit of the U.S. government. These issues are indexed or otherwise structured by the U.S. Treasury to provide protection against inflation. It may invest up to 20% of assets in securities that are not inflation-adjusted and are issued by U.S. government agencies and government-sponsored organizations. The fund maintains no maturity or duration restrictions.

American Century(R) New Opportunities II - Advisor Class

American Century(R) New Opportunities II Fund seeks longterm capital growth. The fund normally invests in stocks of smaller-sized companies it believes will increase in value over time. Management looks for companies with earnings and revenues that are growing at a successively faster, or accelerating, pace. It also includes companies whose growth rates, although still negative, are less negative than prior periods.

American Century(R) Select - Investor Class

Seeking long-term capital growth. The American Century(R) Select Fund invests at least 75% of assets in large-cap companies and maintains approximately 80-120 holdings. Additionally, the management team considers S&P 500 sector weightings when constructing the portfolio. They use a bottom-up stock-picking approach that relies on a proven combination of proprietary technology and fundamental analysis. They invest mainly in U.S. large-cap companies that exhibit sustainable, accelerating earnings; and they attempt to remain fully invested at all times. They utilize a disciplined sell strategy based on deteriorating fundamentals, decelerating growth trends and emergence of more attractive alternate companies.

American Century(R) Ultra(R) - Advisor Class and Investor Class

Seeking capital appreciation over time by investing in the common stocks of medium-and large-sized companies that exhibit accelerating growth. The American Century(R) Ultra(R) Fund invests primarily in large-sized companies whose operating earnings and revenue are accelerating. The management team builds positions in those companies it considers most likely to sustain earnings acceleration. This Fund may invest an unlimited amount of its assets in the securities of foreign issuers, primarily from developed markets. The Fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies.

American Century(R) Vista - Advisor Class and Investor Class

American Century_ Vista Fund seeks long-term capital growth. The fund invests primarily in companies that management believes will increase in value over time. This strategy looks for companies with earnings and revenues that are growing at an accelerating pace. It normally invests in companies that are medium-sized and smaller at the time of purchase, although it may purchase companies of any size. The fund typically invests in common stocks. It may also purchase domestic and foreign preferred stocks, non-leveraged stock index futures contracts and options, notes, bonds and debt securities. It will generally limit the purchase of debt securities to investment-grade obligations, except for convertible debt securities, which may be rated below investment grade.


FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) MUTUAL FUNDS, INC. AND
ITS  PORTFOLIOS,   PLEASE  SEE  THE  AMERICAN   CENTURY(R)  MUTUAL  FUNDS,  INC.
PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

American Century(R) Quantitative Equity Funds, Inc.

American Century(R) Income & Growth - Investor Class

Seeking long-term capital growth and income is secondary. The American Century(R) Income & Growth Fund invests in a diversified portfolio of domestic stocks in pursuit of its objective. The Fund is designed to provide a total return and dividend yield greater than the S&P 500 Index. Stocks are selected primarily from the 1,500 largest U.S. publicly traded companies, with no single industry accounting for more than 25% of total assets. Individuals cannot invest directly in any index.

American Century(R) Small Company - Advisor Class

Seeking capital appreciation by investing primarily in common stocks of small companies. The American Century(R) Small Company Fund's investment strategy utilizes quantitative management techniques in a two-step process that draws on computer technology. In the first step, the fund managers rank stocks from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. In the second step, the managers use a technique called portfolio optimization, which they believe will provide the optimal balance between risk and expected return.


FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) QUANTITATIVE EQUITY FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) QUANTITATIVE EQUITY FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

American Century(R) Strategic Asset Allocations, Inc.

American Century(R) Strategic Allocation: Aggressive - Advisor Class and Investor Class

Seeking to provide long-term capital growth with a small amount of income. The American Century(R) Strategic Allocation: Aggressive Fund asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. This investment option may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. American Century(R) Strategic Allocation: Aggressive is generally allocated among the major asset classes as follows: 78% stocks, 20% bonds and 2% cash.

American Century(R) Strategic Allocation: Conservative - Advisor Class and Investor Class

Seeking to provide regular income and moderate long-term growth. The American Century(R) Strategic Allocation: Conservative Fund's asset allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. This investment option may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. American Century(R) Strategic Allocation: Conservative is generally allocated among the major asset classes as follows: 45% stocks, 45% bonds and 10% cash.

American Century(R) Strategic Allocation: Moderate - Advisor Class and Investor Class

Seeking  to  provide  long-term  capital  growth and some  regular  income.  The
American  Century(R)  Strategic  Allocation:  Moderate  Fund's asset  allocation strategy diversifies investments among equity securities, bonds and cash-equivalent instruments. This investment option may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. American Century(R) Strategic Allocation: Moderate is generally allocated among the major asset classes as follows: 63% stocks, 31% bonds and 6% cash.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) STRATEGIC ASSET ALLOCATIONS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE AMERICAN CENTURY(R) STRATEGIC ASSET ALLOCATIONS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

American Century(R) Variable Portfolios, Inc.

American Century(R) VP Capital Appreciation - Class I

Seeking long-term capital growth. The American Century(R) VP Capital Appreciation Fund invests primarily in growth companies that the Fund's investment management believes are growing at an accelerated rate and have a record of at least three years of operation. Risk is spread across a variety of companies and industries. The Fund invests in common stocks (including securities convertible into common stocks and other equity equivalents). The Fund may invest in cash and cash equivalents temporarily or when it is unable to find securities meeting its criteria of selection.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

American Century(R) World Mutual Funds, Inc.

American Century(R) International Growth - Advisor Class and Investor Class

Seeking capital growth by investing in equity securities in developed foreign countries. The American Century(R) International Growth Fund invests in common stocks of foreign companies that management considers to have potential for appreciation. The Fund invests primarily in stocks of companies that demonstrate sustainable earnings and growth acceleration of developed markets and attempts to stay fully invested at all times. Other securities the Fund may invest in are bonds, notes and debit securities of companies and obligations of domestic or foreign governments and their agencies.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN CENTURY(R) WORLD MUTUAL FUNDS, INC. AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN CENTURY(R) WORLD MUTUAL FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.




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American Funds(R)

American Funds(R) AMCAP Fund(R) - Class R3 and Class R4

The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in stocks of issuers located in the U.S. but may invest in non-U.S. securities to a limited extent. The fund's investment adviser focuses primarily on companies with attributes that are associated with long-term growth, such as strong management, participation in a growing market and a history of above average growth in earnings, revenues, book value, cash flow and/or return on assets.

American Funds(R) American High-Income TrustSM - Class R3 and Class R4

The fund's primary investment objective is to provide you with a high level of current income. Its secondary investment objective is capital appreciation. The fund invests primarily in higher yielding and generally lower quality debt securities (rated Ba or below by Moody's Investors Service, Inc., or BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital appreciation.

American Funds(R) Capital World Growth & Income FundSM - Class R3 and Class R4

The fund's investment objective is to provide you with long-term growth of capital while providing current income. It invests, on a global basis, in common stocks that are denominated in U.S. dollars or other currencies.

American Funds(R) EuroPacific Growth Fund(R) - Class R3 and Class R4

The fund's investment objective is to provide you with long-term growth of capital. Normally, the fund will invest at least 80% of its assets in securities of issuers located in Europe and the Pacific Basin.

American Funds(R) Fundamental Investors - Class R3 and Class R4

The investment seeks growth of capital and income. The fund invests primarily in common stocks or securities convertible into common stocks. It may invest significantly in securities of issuers domiciled outside of the U.S. and not included in the S&P 500 Index. The fund may also hold cash or money market instruments.

American Funds(R) Intermediate Bond Fund of America(R) - Class R3 and Class R4

The fund's investment objective is to provide you with current income consistent with its stated maturity and quality standards and preservation of capital. It invests primarily in intermediate-term debt securities with quality ratings of A or better (by either Standard & Poor's Corporation or Moody's Investors Service) or unrated but determined to be of equivalent quality, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund's aggregate portfolio will have an average effective maturity of no longer than five years.

American Funds(R) SmallCap World - Class R3 and Class R4

The investment seeks long-term growth of capital. The fund normally invests at least 80% of assets in equity securities of companies located around the world with small market capitalizations, typically between $50 million to $2 billion. It may also invest in convertible securities, government obligations, preferred stocks, repurchase agreements, and corporate debt securities. The fund may also hold cash or money market instruments. Management seeks to invest in reasonably priced securities that represent above average long-term growth opportunities.

American Funds(R)  The Growth Fund of America(R) - Class R3 and Class R4

The fund's investment objective is to provide you with growth of capital. The fund invests primarily in common stocks.

FOR ADDITIONAL INFORMATION CONCERNING AMERICAN FUNDS(R) AND ITS PORTFOLIO, PLEASE SEE THE AMERICAN FUNDS(R) PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



Ariel Mutual Funds, Inc.

Ariel

Seeking  to  provide  long-term  capital  appreciation.  The  Ariel  Fund  seeks long-term capital appreciation by investing in undervalued smaller capitalization (small-cap) companies in consistent industries that show strong potential for growth. The Fund focuses on companies that share attributes that the Fund's investment adviser believes should result in capital appreciation over time. Those attributes include: quality products or services; experienced, dedicated management; strong balance sheets; and consistent earnings growth. To capture anticipated growth, the Fund generally holds investments for a relatively long period, usually three to five years. The Fund primarily invests in companies with market capitalizations between $500 million and $2.5 billion at the time of purchase.

Ariel Appreciation

Seeking to provide long-term capital appreciation. The Ariel Appreciation Fund seeks long-term capital appreciation by investing in undervalued medium capitalization (mid-cap) firms with growth potential. The Fund focuses on companies that share attributes that the Fund's investment adviser believes should result in capital appreciation over time. Those attributes include: quality products or services; experienced, dedicated management; strong balance sheets; and consistent earnings growth. To capture anticipated growth, the Fund generally holds investments for a relatively long period, usually three to five years. The Fund primarily invests in companies with market capitalizations from $2.5 billion to $20 billion at the time of purchase.

FOR  ADDITIONAL   INFORMATION  CONCERNING  ARIEL  MUTUAL  FUNDS,  INC.  AND  ITS
PORTFOLIOS, PLEASE SEE THE ARIEL MUTUAL FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Calvert Income Fund

Calvert Income - Class A

Seeking to maximize income, to the extent consistent with prudent investment management and preservation of capital through investment in bonds and other income producing securities. The Calvert Income Fund invests in selected investment grade bonds. At least 65% of its assets are invested in fixed-income securities that received one of the following ratings: Aaa, Aa, A or Baa from Moody's Investor Services Inc., AAA, AA, A or BBB from Standard & Poor's Corp. or a comparable rating from Calvert Asset Management Company (CAMCO). These are un-rated securities whose value CAMCO considers comparable to one of the investment-grade ratings listed above. The remaining 35% of the assets may be invested in non-investment-grade securities. These securities involve greater risk of default or price declines (due to changes in the issuers' creditworthiness).

FOR ADDITIONAL INFORMATION CONCERNING CALVERT INCOME FUND AND ITS PORTFOLIO, PLEASE SEE THE CALVERT INCOME FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Calvert New Vision Small Cap Fund

Calvert New Vision Small Cap - Class A

Seeking to provide long-term capital appreciation by investing primarily in small cap stocks that meet the fund's investment. At least 80% of the Calvert New Vision Small Cap Fund's assets will be invested in the common stocks of small-cap companies. Returns in the Fund will be mostly from the changes in the price of the Fund's holdings (capital appreciation). The Fund currently defines small-cap companies as those with market capitalization of $2 billion or less at the time the Fund initially invests. The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT NEW VISION SMALL CAP FUND AND ITS PORTFOLIO, PLEASE SEE THE CALVERT NEW VISION SMALL CAP FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Calvert Social Investment Fund

Calvert Social Investment Equity - Class A

Seeking to provide growth of capital through investment in equity securities of issuers within industries perceived to offer opportunities for potential capital appreciation. The Calvert Social Investment Equity Fund invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billon. Investment returns will be mostly from changes in the price of the underlying Fund's holdings (capital appreciation). The subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations. The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT SOCIAL INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE CALVERT SOCIAL INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Calvert Variable Series, Inc.

Calvert Social Mid Cap Growth - Class A

Seeking to provide growth of capital through investment in equity securities of issuers within industries perceived to offer opportunities for potential capital appreciation. The Calvert Social Investment Equity Fund invests primarily in the common stocks of large-cap companies having, on average, market capitalization of at least $1 billon. Investment returns will be mostly from changes in the price of the underlying Fund's holdings (capital appreciation). The subadvisor looks for growing companies with a history of steady earnings growth. Companies are selected based on the subadvisor's opinion that the company has the ability to sustain growth through growing profitability and that the stock is favorably priced with respect to those growth expectations. The Fund invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort.

FOR ADDITIONAL INFORMATION CONCERNING CALVERT SOCIAL INVESTMENT FUND AND ITS PORTFOLIO, PLEASE SEE THE CALVERT SOCIAL INVESTMENT FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


Columbia Mid cap Index Fund

Columbia Mid Cap Index Fund - Class A

The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard&Poor's (S&P) MidCap 400(R) Index.

FOR ADDITIONAL INFORMATION CONCERNING COLUMBIA MID CAP INDEX FUND AND ITS PORTFOLIO, PLEASE SEE THE COLUMBIA MID CAP INDEX FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


Columbia Small Cap Index Fund

Columbia Small Cap Index Fund - Class A

The Fund seeks total return before fees and expenses that corresponds to the total return of the Standard&Poor's (S&P) SmallCap 600(R) Index.


FOR ADDITIONAL INFORMATION CONCERNING COLUMBIA SMALL CAP INDEX FUND AND ITS PORTFOLIO, PLEASE SEE THE COLUMBIA SMALL CAP INDEX FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



Dreyfus Growth and Value Funds, Inc.

Dreyfus Premier Future Leaders - Class T

The Fund seeks capital growth. To pursue this goal, the Fund normally invests at least 80% of its assets in the stocks of companies the Advisor believes to be future leaders: small companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the Fund primarily invests in companies with market capitalizations of less than $2 billion at the time of purchase. However, since the Fund may continue to hold its securities as their market capitalizations grow, a substantial portion of the Fund's holdings can have market capitalizations in excess of $2 billion at any given time. The Fund's investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings. In choosing stocks, the Fund uses a blended approach, investing in a combination of growth and value stocks. The Fund managers use a sector management approach, supervising a team of sector managers who each make buy and sell recommendations within their respective areas of expertise.

Dreyfus Growth and Value Leaders, Inc.

Dreyfus Premier Structured MidCap - Class T

The fund seeks long-term capital growth. To pursue this goal, the fund normally invests at least 80% of its assets in the stocks of companies included in the S&P 400 Midcap Index or the Russell Midcap Index at the time of purchase. The fund's stock investments may include common stocks, preferred stocks and convertible securities of U.S. and foreign issuers, including those purchased in initial public offerings. The portfolio managers select stocks through a bottom-up, structured approach that seeks to identify undervalued securities using a quantitative screening process. This process is driven by computer models that identify and rank stocks based on: fundamental momentum, relative value, future cash flow, and additional factors, such as trading by company insiders or stock pricing variables and historical information. Next, the portfolio managers select the most attractive of the top ranked securities. The fund will sell a stock which falls below the median ranking, and generally will reinvest the proceeds in a top-ranked security in order to remain fully invested. The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to increase returns, or as part of a hedging strategy. The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS GROWTH AND VALUE FUNDS, INC. AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS GROWTH AND VALUE FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Dreyfus Premier Health Care

Dreyfus Premier Health Care - Class R and Class T

The investment seeks long-term capital appreciation. The fund normally invests at least 80% of its assets in stocks of companies in the health care and health care related sectors. Although the fund normally will invest in common stocks of U.S.-based companies, it may invest up to 35% of assets in foreign securities. The fund is non-diversified.

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS PREMIER HEALTH CARE FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS PREMIER HEALTH CARE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Dreyfus Premier International Equity

Dreyfus Premier International Equity - Class R and Class T

The investment seeks long term growth. It usually invests 80% in equity securities of countries located in the Morgan Stanley Capital International Europe, Australia, and Far East (EAFE). The fund may also invest up to 20% of its net assets in high grade fixed-income securities and also 25% of its assets in emerging countries.

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS PREMIER INTERNATIONAL EQUITY FUND AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS PREMIER INTERNATIONAL FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Dreyfus Premier New Leaders, Inc.

Dreyfus Premier New Leaders - Class A and Class T

The Fund seeks to maximize capital appreciation. To pursue this goal, the Fund invests at least 80% of its assets in the stocks of small and midsize companies. Often, these companies are new leaders in their industry, and are characterized by new or innovative products, services or processes with the potential to enhance earnings growth. The Fund's stock investments may include common stocks, preferred stocks and convertible securities, including those purchased in initial public offerings. The Fund also may invest in foreign stocks. The Fund defines small and midsize companies as companies with market capitalizations of $10 billion or less at the time of investment. The Fund is not required to maintain an average or median market capitalization of investments within any particular range. In choosing stocks, the Fund uses a blended approach, investing in growth stocks, value stocks, or stocks that exhibit the characteristics of both.

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS PREMIER NEW LEADERS, INC. AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS PREMIER NEW LEADERS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



Dreyfus Premier Worldwide Growth, Inc.

Dreyfus Premier Worldwide Growth - Class T

The fund seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the fund normally invests at least 80% of its assets in the common stock of U.S. and foreign companies. The fund will normally invest at least 25% of its assets in foreign companies. The fund focuses on blue chip multinational companies with total market values of more than $5 billion. The fund employs a buy-and-hold investment strategy, and seeks to keep annual portfolio turnover below 15%. As a result, the fund invests for long-term growth rather than short-term profits.

FOR ADDITIONAL INFORMATION CONCERNING DREYFUS PREMIER WORLDWIDE GROWTH, INC. AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS PREMIER WORLDWIDE GROWTH, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


The Dreyfus/Laurel Funds, Inc.

Dreyfus Premier Small Cap Value - Class T

The Fund seeks investment returns (consisting of capital appreciation and income) that are consistently superior to the Russell 2000 Value Index. To pursue its goal, the Fund normally invests at least 80% of its assets in stocks of small U.S. companies. The adviser uses a disciplined process that combines computer modeling techniques, fundamental analysis and risk management to select undervalued stocks for the Fund. The portfolio is constructed so that its sector weightings and risk characteristics are similar to those of the Russell 2000 Value.

FOR ADDITIONAL INFORMATION CONCERNING THE DREYFUS/LAUREL FUNDS, INC. AND ITS PORTFOLIO, PLEASE SEE THE DREYFUS/LAUREL FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


The Dreyfus Premier Third Century, Inc.

Dreyfus Premier Third Century - Class T

The Fund seeks to provide capital growth, with current income as a secondary goal. The Fund may also invest in foreign securities. To pursue these goals, the Fund invests primarily in the common stocks of companies that, in the opinion of the Fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America. The Fund's investment strategy combines market economics and fundamental research with a proactive social screening process. The portfolio managers begin by assessing current economic conditions and forecasting economic expectations. Each industry sector of the S&P 500 Index is examined to determine the sector's market capitalized weighting and to estimate the performance of the sector relative to the S&P 500 as a whole. The portfolio managers then evaluate each stock considered to be a potential purchase candidate to determine whether the company enhances the quality of life in America by considering its record in the areas of: a) protection and improvement of the environment and the proper use of our natural resources; 2) occupational health and safety; 3) consumer protection and product purity; and 4) equal employment opportunity. Consistent with its consumer protection screen, the Fund will not purchase shares in a company that manufactures tobacco products.

FOR ADDITIONAL  INFORMATION  CONCERNING THE DREYFUS PREMIER THIRD CENTURY,  INC.
AND  ITS  PORTFOLIO,   PLEASE  SEE  THE  DREYFUS  PREMIER  THIRD  CENTURY,  INC.
PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



Fidelity(R) Advisor Funds

Fidelity(R) Advisor Diversified International - Class T

Capital growth. The Fidelity(R) Advisor Diversified International Fund normally invests primarily in non-U.S. securities, primarily in common stocks. The fund allocates its investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

Fidelity(R) Advisor Dividend Growth - Class T

Seeks capital appreciation. The Fidelity(R) Advisor Dividend Growth Fund normally invests at least 80% of assets in equity securities, primarily in common stocks, investing primarily in companies that pay dividends or that Fidelity(R) Management & Research Company (FMR) believes have the potential to pay dividends in the future. FMR may invest the fund's assets in 'growth' stocks or 'value' stocks or both, and may invest in securities of foreign and domestic issuers.

Fidelity(R) Advisor Dynamic Capital Appreciation - Class T

Seeks capital appreciation. The Fidelity(R) Advisor Capital Appreciation Fund normally invests primarily in common stocks of domestic and foreign issuers. The fund may invest in either 'growth' stocks or 'value' stocks or both. In buying and selling securities for the fund, Fidelity(R) Management & Research Company
(FMR) relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

Fidelity(R) Advisor Equity Growth - Class T

Seeks capital appreciation. Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities. Normally investing primarily in common stocks. Investing in companies it believes have above-average growth potential (stocks of these companies are often called "growth" stocks). Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Fidelity(R) Advisor Equity Income - Class T

Seeks a yield from dividend and interest income that exceeds the composite dividend yield of securities in the S&P 500. The fund will consider the potential for achieving capital appreciation. (Individuals cannot invest directly in any index.) The Fidelity(R) Advisor Equity Income Fund normally invests at least 80% of assets in equity securities, primarily in income-producing equity securities which tends to lead to investments in large cap 'value' stocks, potentially investing in other types of equity securities and debt securities, including lower-quality debt securities. Invests in domestic and foreign issuers.

Fidelity(R) Advisor Fifty Fund - Class A and Class T

The investment seeks capital appreciation. The fund invests assets in common stock of companies that have great growth potential. It normally invests in 50 to 60 stocks. In addition to investing in securities of domestic issuers, the fund may invest in foreign securities. The fund may also engage in buying and selling of futures contacts. It is nondiversified.

Fidelity(R) Advisor Freedom 2010 - Class A and Class T

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010. Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2010).

Fidelity(R) Advisor Freedom 2015 - Class A and Class T

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015. Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2015).

Fidelity(R) Advisor Freedom 2020 - Class A and Class T

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020. Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2020).

Fidelity(R) Advisor Freedom 2025- Class A and Class T

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025. Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2025).

Fidelity(R) Advisor Freedom 2030 - Class A and Class T

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030. Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2030).

Fidelity(R) Advisor Freedom 2035 - Class A and Class T

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2035. Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2035).

Fidelity(R) Advisor Freedom 2040- Class A and Class T

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2040. Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 40% in investment-grade fixed-income funds, and 40% in money market/short-term funds (approximately five to ten years after the year 2040).

Fidelity(R) Advisor Freedom 2045- Class A and Class T

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2045. Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2045).

Fidelity(R) Advisor Freedom 2050- Class A and Class T

Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. Investing in a combination of Fidelity equity, fixed-income, and money market/short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2050. Allocating assets among these underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2050).

Fidelity(R) Advisor Freedom Income - Class A and Class T

Seeks high total return with a secondary objective of principal preservation. Invests in a combination of Fidelity equity, fixed-income, and money market funds (underlying Fidelity funds) and allocates its assets among these funds according to a stable asset allocation strategy designed for investors already in retirement.

Fidelity(R) Advisor Growth & Income - Class T

High total return through a combination of capital appreciation and current income. The Fidelity(R) Advisor Growth & Income Fund normally invests a majority of its assets in common stocks of domestic and foreign issuers, with a focus on those that pay current dividends and show potential for capital appreciation. The fund may also invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. The fund may invest in either 'growth' stocks or 'value' stocks or both.

Fidelity(R) Advisor Growth Opportunities - Class T

Seeks to provide capital growth. Normally investing primarily in common stocks of both domestic and foreign issuers. The fund may invest in either 'growth' stocks or 'value' stocks or both.

Fidelity(R) Advisor International Capital Appreciation - Class T

Seeks capital appreciation. Normally invests primarily in non-U.S. securities, including securities of issuers located in emerging markets. The fund normally invests primarily in common stocks. The fund allocates its investments across different countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

Fidelity(R) Advisor Leveraged Company Stock - Class A and Class T

The investment seeks capital appreciation. The fund invests 65% of assets in stock. The fund normally invests in common stocks of leveraged companies (companies that issue lower-quality debt and other companies with leveraged capital structures). It typically invests in either "growth" stocks or "value" stocks or both. The fund is nondiversified.

Fidelity(R) Advisor Mid Cap - Class T

Long-term growth of capital. The Fidelity(R) Advisor Mid Cap Fund normally invests primarily in common stocks. The fund normally invests at least 80% of assets in securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Mid Cap Index or the Standard & Poor's Mid Cap 400 Index (S&P Mid Cap 400). The fund invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.

Fidelity(R) Advisor New Insights - Class T

Seeks capital appreciation. Fidelity Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in common stocks. Investing in securities of companies whose value it believes is not fully recognized by the public. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.


Fidelity(R) Advisor Overseas - Class T

Seeks long term growth of capital. Normally invests at least 80% of the fund's total assets in non-U.S. securities. The fund normally invests primarily in common stocks. The fund allocates investments across countries and regions with consideration to market size in each country and region relative to the size of the international markets as a whole.

Fidelity(R) Advisor Small Cap - Class T

Seeks Long-term growth of capital. The Fidelity(R) Advisor Small Cap normally invests primarily in common stocks. The fund normally invests at least 80% of assets in securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index or the Standard & Poor's Small Cap 600 Index). The fund invests in either "growth" stocks or "value" stocks or both. The fund invests in domestic and foreign issuers.

Fidelity(R) Advisor Value - Class A and Class T

The investment seeks capital appreciation. The fund invests primarily in common stocks. It invests in securities of companies that possess valuable fixed assets or that it believes are undervalued in the marketplace in relation to factors such as assets, earnings, or growth potential. The fund may invest in securities of domestic and foreign issuers.

FOR  ADDITIONAL   INFORMATION  CONCERNING  FIDELITY(R)  ADVISOR  FUNDS  AND  ITS
PORTFOLIOS, PLEASE SEE THE FIDELITY(R) ADVISOR FUNDS CLASS PROSPECTUS.

Fidelity(R) Variable Insurance Products Fund

Fidelity(R) VIP Asset ManagerSM Portfolio - Initial Class

Seeking high total return with reduced risk over the long-term. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include:
Allocating the fund's assets among stocks, bonds, and short-term and money market instruments; maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments; adjusting allocation among asset classes gradually within the following ranges- stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%); investing in domestic and foreign issuers; analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R) VIP Contrafund(R) Portfolio - Initial Class

Seeks long-term capital appreciation.  Fidelity(R) Management & Research Company
(FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in securities of companies whose value it believes is not fully recognized by the public; investing in domestic and foreign issuers; investing in either "growth" stocks or "value" stocks or both; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.


Fidelity(R) VIP Equity-Income Portfolio - Initial Class

Seeks reasonable income and will also consider the potential for capital appreciation. Seeks a yield that exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index. (Individuals cannot invest directly in any index.) Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing at least 80% of assets in equity securities; normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap "value" stocks; potentially investing in other types of equity securities and debt securities, including lower-quality debt securities; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R) VIP Growth Portfolio - Initial Class

Seeks to achieve capital appreciation. Fidelity(R) Management & Research Company
(FMR)'s principal investment strategies include: Normally investing primarily in common stocks; investing in companies that it believes have above-average growth potential (stocks of these companies are often called "growth" stocks); investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R) VIP High Income Portfolio - Initial Class

Seeks a high level of current income, while also considering growth of capital. Fidelity(R) Management & Research Company (FMR)'s principal investment strategies include: Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities; potentially investing in non-income producing securities, including defaulted securities and common stocks; investing in companies in troubled or uncertain financial condition; investing in domestic and foreign issuers; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

Fidelity(R) VIP Overseas Portfolio - Initial Class

Seeks long-term growth of capital.  Fidelity(R)  Management and Research Company
(FMR)'s principal investment strategies include: Normally investing at least 80% of assets in non-U.S. securities; normally investing primarily in common stocks; allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole; using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments; and potentially using other investment strategies to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values.

FOR ADDITIONAL INFORMATION CONCERNING FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND ("VIP") AND ITS PORTFOLIOS, PLEASE SEE THE VIP PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


Fifth Third Funds

Fifth Third All Cap Value - Class A

Fifth Third All Cap Value Fund seeks total return. The fund normally invests at least 80% of assets in equity securities of multi-cap companies that management believes to be undervalued. Equity securities of multi-cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size. In selecting securities, management will give primary consideration to fundamental factors such as securities having relatively low ratios of share price-to-book value, net asset value, earnings and cash flow.

Fifth Third Mid Cap Growth - Class A

Fifth Third Mid Cap Growth Fund seeks capital growth; income is secondary. The fund normally invests at least 80% of assets in common stocks of companies with market capitalizations between $500 million and $10 billion. Management selects investments on the basis of traditional research techniques, including earnings assessments, dividend growth, and volatility of the industry. To achieve its secondary objective of income, the fund may invest up to 20% of assets in common stocks of large capitalization companies, which may pay dividends, small cap companies, as well as convertible securities which pay interest.


Fifth Third Quality Growth - Class A

Fifth Third Quality Growth Fund seeks capital growth; income is secondary. The fund normally invests at least 65% of assets in high quality growth companies. The stocks are selected on the basis of historical and projected dividend and earnings growth, debt-to-capital ratios, and quality of management. Most of the companies in which the fund invests are U.S. companies with a market capitalization greater than $3 billion. It may invest up to 35% of assets in convertible securities and other investments to achieve its secondary objective of providing income.

Fifth Third Strategic Income - Class

Fifth Third Strategic Income Fund seeks a high level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective. The fund intends to invest in a wide variety of debt and equity securities, altering composition as economic and market trends change. It normally invests at least 80% of assets in income-producing securities.


FOR ADDITIONAL INFORMATION CONCERNING FIFTH THIRD FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE FIFTH THIRD FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


FIRST AMERICAN INVESTMENT FUNDS, INC.

First American Funds Mid Cap Growth Opportunities - Class A and Class R

The investment seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. The fund may invest up to 25% of assets in foreign securities.


First American Funds Mid Cap Index - Class R

Mid Cap Index Fund's objective is to provide investment results that correspond to the performance of the Standard & Poor's MidCap 400 Composite Index (S&P 400 Index).

First American Funds Mid Cap Value - Class A and Class R

The investment seeks capital appreciation. The fund normally invests at least 80% of assets in common stocks of mid-capitalization companies. These are defined as companies that constitute the Russell MidCap Index and with market capitalizations between $32 million and $20.5 billion. Management invests in securities it believes are undervalued relative to other securities in the same industry or market, exhibit good or improving fundamentals and exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

First American Funds Small Cap Index  - Class R

Small Cap Index Fund's objective is to provide investment results that correspond to the performance of the Russell 2000 Index.

First American Funds Small Cap Select - Class A and Class R

The investment seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. Up to 25% of the funds total assets may be invested in securities of foreign issuers.

First American Funds Small Cap Value - Class A and Class R

The investment seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. Up to 25% of the funds total assets may be invested in foreign securities.

First American Funds Strategy Growth Allocation - Class A and Class R

The investment seeks capital growth with a moderate level of current income. The fund invests primarily in mutual funds, rather than directly in securities. It aims to invest 55% to 85% of assets in underlying equity funds, including small-company and international equities. The fund may invest 15% to 45% in the underlying fixed-income fund, and up to 30% in the prime obligations fund. It may engage in futures and options transactions. The fund is non-diversified.

FOR ADDITIONAL INFORMATION CONCERNING THE FIRST AMERICAN INVESTMENT FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE FIRST AMERICAN INVESTMENT FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.




Franklin Capital Growth Fund

Franklin Capital Growth -Class R

Seeks capital appreciation with a secondary goal of current income. Franklin Capital Growth Fund invests primarily in stocks of leading businesses with strong growth prospects. The fund looks for current and future market leaders, within small, medium- and large-sized companies that meet its investment criteria. Specifically, the fund targets established and emerging industry leaders, investing in stocks of companies it believes will grow at an accelerated pace-companies with solid profit models, visionary management and high barriers to entry such as proprietary, intellectual property and patents. The fund can also invest in some foreign company stocks.

FOR ADDITIONAL INFORMATION CONCERNING THE FRANKLIN CAPITAL GROWTH FUND, PLEASE SEE THE FRANKLIN ADVISERS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Franklin Flex Cap Growth Fund

Franklin Flex Cap Growth - Class R

Seeks capital appreciation. Under normal market conditions, the Franklin Flex Cap Growth Fund invests a majority of the net assets in equity securities of California companies. The Fund has the flexibility to invest in companies located in other states and outside the United States. The managers consider California companies as those that are headquartered or conducting a substantial portion of their operations in, or generating a substantial portion of their revenue from business within, the state of California. The Fund may invest in initial public offerings of securities, and may also invest a small portion of its assets in private or illiquid securities, such as late stage venture capital financings. A significant portion of the Fund's investments is in smaller and midsize companies.


FOR ADDITIONAL INFORMATION CONCERNING THE FRANKLIN FLEX CAP GROWTH FUND, PLEASE SEE THE FRANKLIN ADVISERS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Franklin Small-Mid Cap Growth

Franklin Small-Mid Cap Growth - Class R

Franklin Small-Mid Cap Growth Fund seeks long-term capital growth. The fund normally invests at least 80% of assets in equity securities of companies that have market capitalizations not exceeding $8.5 billion. It may invest the balance of assets in equity securities of larger companies. The fund may also invest in IPO's, and can invest a very small portion of assets in private or illiquid securities.

FOR ADDITIONAL INFORMATION CONCERNING THE FRANKLIN SMALL-MID CAP GROWTH FUND, PLEASE SEE THE FRANKLIN ADVISERS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Franklin Strategic Series Fund

Franklin Strategic Income - Class R

Seeks to provide a high level of current income, while maintaining a secondary focus on long-term capital appreciation. Franklin Strategic Income Fund follows a fundamental, value-oriented investment philosophy that seeks to provide investors with broad market exposure to domestic and international fixed income markets. The managers strategically allocate investments across many different sectors of the fixed income universe, including foreign and U.S. government bonds, high-yield and investment-grade corporate bonds, convertible securities and mortgage-backed securities.

FOR ADDITIONAL INFORMATION CONCERNING THE FRANKLIN STRATEGIC SERIES FUND, PLEASE SEE THE FRANKLIN ADVISERS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Franklin Value Investors Trust

Franklin Small Cap Value - Class A and Class R

The investment seeks total return. The fund invests at least 80% of assets in small capitalization companies with market capitalizations under $2.5 billion at the time of purchase. Management invests in securities believed to be undervalued, including common and preferred stocks, warrants, bonds, and notes. To select investments, management considers fundamental characteristics such as earnings growth, low P/E ratios relative to the market, low price relative to book value or cash flow, tax loss carry-forwards, and intangibles not reflected in the current stock prices. The fund is non-diversified.

FOR ADDITIONAL INFORMATION CONCERNING FRANKLIN VALUE INVESTORS TRUST AND ITS PORTFOLIO, PLEASE SEE THE FRANKLIN VALUE INVESTORS TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

GOLDMAN SACHS DOMESTIC EQUITY FUNDS


Goldman Sachs Mid Cap Value - Institutional Class and Service Class

The investment seeks long-term capital appreciation. The fund normally invests at least 80% of assets in equity securities, typically with market capitalizations within the range of the market capitalization of companies in the Russell Midcap Value Index. It may invest up to 25% of assets in foreign securities, including securities of issuers in emerging countries. The fund may also invest up to 20% of assets in companies with market capitalizations outside the range of companies in the Russell Midcap Value Index and in fixed-income securities, such as government, corporate and bank debt obligations.

Goldman Sachs Small Cap Value - Institutional Class and Service Class

The investment seeks long-term growth of capital. The fund normally invests at least 80% of assets in equity securities in small-cap issuers with market capitalizations within the range of the market capitalization of companies in the Russell 2000 Value Index. It may invest up to 25% of assets in foreign securities, including securities of issuers in emerging countries. The fund may also invest up to 20% of assets in companies with market capitalizations outside the range of companies in the Russell 2000 Value Index and in fixed- income securities, such as government, corporate and bank debt obligations.

Goldman Sachs Strategic Growth - Institutional Class and Service Class

The investment seeks long-term capital appreciation; current income is a secondary consideration. The fund normally invests at least 80% of assets in underlying equity funds. It primarily invests in the CORE Large Cap Growth, CORE Large Cap Value and CORE International Equity Funds.

Goldman Sachs Structured International Equity - Institutional Class and Service Class

The Fund seeks long-term growth of capital and dividend income. The Fund seeks this objective through a broadly diversified portfolio of equity investments in largecap U.S. issuers that are selling at low to modest valuations relative to general market measures, such as earnings, book value and other fundamental accounting measures, and that are expected to have favorable prospects for capital appreciation and/or dividend-paying ability.


FOR ADDITIONAL INFORMATION CONCERNING GOLDMAN SACHS DOMESTIC EQUITY FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE GOLDMAN SACHS DOMESTIC EQUITY FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


GOLDMAN SACHS SPECIALTY FUNDS

Goldman Sachs Tollkeeper - Class I and Class S

The investment seeks long-term growth of capital. The fund normally invests at least 80% of assets in equity securities. It primarily invests in U.S. equity investments with a focus on the media, telecommunications, technology and Internet sectors. The fund may also invest up to 25% of assets in foreign securities, including securities of issuers in emerging markets and securities quoted in foreign currencies.

FOR ADDITIONAL INFORMATION CONCERNING GOLDMAN SACHS SPECIALTY FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE GOLDMAN SACHS SPECIALTY FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Janus Adviser Series

Janus Adviser Forty Fund  - Class R

The Fund seeks long-term growth of capital. The fund pursues its objective by investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Fund may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.


Janus Adviser Growth and Income Fund - Class R

The Fund seeks long-term capital growth and current income. The Fund pursues its objective by normally emphasizing investments and common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Equity securities make up part of all of this income component if they currently pay dividends of the portfolio manger believes they have potential for increasing or commencing dividend payments. Because of this investment strategy, the Fund is not designed for investors who need consistent income.

Janus Adviser INTECH Risk-Managed Large Cap Growth Fund - Class S

Long-term growth of capital. The Fund primarily invests in large-sized companies selected for their growth potential, seeking to control risks by applying a mathematical management process and selecting stocks only from a predefined universe of the Fund's benchmark, Russell 1000(R) Growth Index. The mathematical-based management technique does not attempt to predict the direction of the market, nor does it have a particular view of any particular company in the Fund. Rather, investment decisions are governed by a mathematical investment process that aims to deliver long-term returns better than its benchmark while controlling the risk relative to the benchmark.

Janus Adviser Mid Cap Value - Class R

The investment seeks capital appreciation. The fund normally invests at least 80% of assets in equity securities of mid-sized companies whose market capitalization is within the 12-month average of the capitalization range of the Russell Midcap index. It may invest in companies that have experienced significant business problems, but are believed to have favorable prospects for recovery. The fund may also invest up to 20% of assets in high-yield bonds, up to 15% of assets in illiquid investments and without limit in foreign equity and debt securities.

Janus Adviser Small Company Value Fund - Class S

Seeks capital appreciation. The Janus Adviser Small Company Value Fund invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000(R) Index. This average is updated monthly. The Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued by the Fund's subadviser. For the Fund's 80% policy, net assets will take into account borrowings for investment purposes.

FOR ADDITIONAL INFORMATION CONCERNING JANUS PORTFOLIOS, PLEASE SEE THE JANUS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING

Janus Aspen Series

Janus Aspen Series Flexible Bond Portfolio - Institutional Class

Seeking maximum total return consistent with preservation of capital. The Janus Aspen Series Flexible Bond Portfolio invests under normal circumstances, at least 80% of its net assets in bonds, including, but not limited to, government bonds, corporate bonds, convertible bonds, mortgage-backed securities and zero-coupon bonds. The Fund will continue to invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. The Portfolio will to limit its investments in high-yield/high-risk bonds to 35% of its net assets. As a fundamental policy, the Portfolio will invest at least 80% of its total assets in income-producing securities, but will also follow the more restrictive non-fundamental policy of investing at least 80% of its net assets in bonds. For the Portfolio's 80% policy, net assets will take into account borrowings for investment purposes.

Janus Aspen Mid Cap Value - Service Class

The investment seeks long-term growth of capital. The fund normally invests at least 80% of assets in equity securities of mid-sized companies whose market capitalization is within the 12-month average of the capitalization range of the Russell Midcap Growth Index. It may invest up to 20% of assets in high-yield bonds, up to 15% of assets in illiquid investments and without limit in foreign equity and debt securities. The fund is nondiversified.

Janus Aspen Series Worldwide Growth Portfolio - Institutional Class

Seeking long-term capital growth in a manner consistent with preservation of capital. The Janus Aspen Series Worldwide Growth Portfolio invests primarily in common stocks companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio will not invest more than 35% of its assets in high-yield/high-risk securities.


FOR ADDITIONAL INFORMATION CONCERNING JANUS ASPEN SERIES AND ITS PORTFOLIOS, PLEASE SEE THE JANUS ASPEN SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Lord Abbett Blend Trust

Lord Abbett Small-Cap Blend - Class P

The Fund's investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. A small company is defined as a company having a market capitalization at the time purchase that falls within the market capitalization range of companies in the Russell 2000 Index, a widely used benchmark for a small-cap stock performance.

FOR ADDITIONAL INFORMATION CONCERNING LORD ABBETT BLEND TRUST AND ITS PORTFOLIO, PLEASE SEE THE LORD ABBETT SMALL CAP BLEND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Lord Abbett Developing Growth, Inc.

Lord Abbett Developing Growth - Class P and Class R3

The Fund's investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter. To pursue its goal, the Fund primarily invests in the common stocks of companies with above-average, long-term growth potential. The Fund uses a bottom-up stock selection process, which means that it focuses on the investment fundamentals of companies, rather than reacting to stock market events. The Fund is broadly diversified over many industries and economic sectors. Normally, the Fund invests at least 65% of its net assets in equity securities of small companies. Equity securities may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments.


FOR ADDITIONAL INFORMATION CONCERNING LORD ABBETT DEVELOPING GROWTH, INC. AND ITS PORTFOLIO, PLEASE SEE THE LORD ABBETT DEVELOPING GROWTH, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Lord Abbett Mid-Cap Value, Inc.

Lord Abbett Mid-Cap Value - Class P

The Fund seeks capital appreciation through investments, primarily in equity securities, which the Advisor believes to be undervalued in the marketplace. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies, those with a market capitalization of roughly $500 million to $10 billion, at the time of purchase. Equity securities in which the Fund may invest include common stocks, convertible bonds, convertible preferred stocks, warrants and similar instruments. In selecting investments, the Fund, using a value approach, tries to identify stocks of companies that have the potential for significant market appreciation, due to growing recognition of improvement in their financial results, or increasing anticipation of such improvement.


FOR ADDITIONAL INFORMATION CONCERNING LORD ABBETT MID-CAP VALUE AND ITS PORTFOLIO, PLEASE SEE THE LORD ABBETT MID-CAP VALUE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Lord Abbett Research Fund, Inc.

Lord Abbett Growth Opportunities - Class P and Class R3

The Fund's investment objective is capital appreciation. To pursue this goal, the Fund normally invests at least 65% of its net assets in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap Index, a widely used benchmark for madcap stock performance. Equity securities may include common stocks, preferred stocks, convertible securities, warrants and similar instruments. In selecting investments, the Fund follows a growth style of investing, which means that the Advisor favors companies that show the potential for strong revenue and earnings growth.


Lord Abbett Small-Cap Value - Class P

The Fund's investment objective is long-term capital appreciation. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations of less than $2 billion at the time of purchase. Equity securities in which the Fund may invest include common stocks, convertible bonds, convertible preferred stocks, warrants and similar instruments. In selecting investments, the Fund attempts to invest in the securities of smaller, less well known companies selling at reasonable prices in relation to our assessment of their potential value.

FOR ADDITIONAL INFORMATION CONCERNING LORD ABBETT RESEARCH FUND, INC. AND ITS PORTFOLIOS, PLEASE SEE THE LORD ABBETT RESEARCH FUND, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

MFS(R) International New Discovery Fund

MFS(R) International New Discovery  - Class A

Seeking to provide capital appreciation. The MFS(R) International New Discovery Fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts of foreign (including emerging market) issuers. The Fund may invest in companies of any size, including equity securities issued by foreign companies with relatively small market capitalizations that the Fund's investment adviser, Massachusetts Financial Services Company (MFS(R) or the adviser), believes are early in their life cycle but have the potential to become major enterprises. Under normal market conditions, the Fund invests in at least three different countries.

FOR ADDITIONAL INFORMATION CONCERNING MFS(R) INTERNATIONAL NEW DISCOVERY FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) INTERNATIONAL NEW DISCOVERY FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

MFS(R) Mid Cap Growth Fund

MFS(R) Mid Cap Growth - Class A

Seeking to provide long-term growth of capital. The MFS(R) Mid Cap Growth Fund invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities of companies with medium market capitalization which the Fund's investment adviser, Massachusetts Financial Services Company (referred to as MFS(R) or the adviser), believes have above-average growth potential. Medium market capitalization companies are defined by the Fund as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell MidcapTM Growth Index range at the time of the Fund's investment.


FOR ADDITIONAL INFORMATION CONCERNING MFS(R) MID CAP GROWTH FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) MID CAP GROWTH FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



MFS(R) Strategic Value Fund

MFS(R) Strategic Value - Class A

Seeking to provide capital appreciation. The MFS(R) Strategic Value Fund invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of companies which the Fund's investment adviser, Massachusetts Financial Services Company (referred to as MFS(R) or the adviser), believes are undervalued in the market relative to their long term potential. This Fund may invest in foreign securities through which it may have exposure to foreign currencies. This Fund has engaged and may engage in active and frequent trading to achieve its principal investment strategies.


FOR ADDITIONAL INFORMATION CONCERNING MFS(R) STRATEGIC VALUE FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) STRATEGIC VALUE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

MFS(R) Value Fund

MFS(R) Value - Class A

Seeking to provide capital appreciation and reasonable income. The MFS(R) Value Fund invests, under normal market conditions, at least 65% of its net assets in income producing equity securities of companies which Massachusetts Financial Services Company (referred to as MFS(R) or the adviser) believes are undervalued in the market relative to their long term potential. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. While the Fund may invest in companies of any size, the Fund generally focuses on undervalued companies with large market capitalizations. The Fund may invest in foreign securities through which it may have exposure to foreign currencies.


FOR ADDITIONAL INFORMATION CONCERNING MFS(R) VALUE FUND AND ITS PORTFOLIO, PLEASE SEE THE MFS(R) VALUE FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



Pro-Blend(R) Conservative Term Series (Manning & Napier Fund, Inc.)


Pro-Blend(R) Conservative Term

The investment seeks preservation of capital; long-term growth of capital is secondary. The fund primarily invests in fixed-income securities. The advisor typically invests in securities with short to intermediate-term maturities of three to five years, but may also invest a portion of assets in longer-term securities. The fund may also invest in equity securities of both domestic and foreign issuers.

FOR ADDITIONAL INFORMATION CONCERNING MANNING & NAPIER FUND, INC. PRO-BLEND(R) CONSERVATIVE TERM SERIES AND ITS PORTFOLIOS, PLEASE SEE THE MANNING & NAPIER FUND, INC. PRO-BLEND(R) CONSERVATIVE TERM SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Pro-Blend(R) Extended Term Series (Manning & Napier Fund, Inc.)

Pro-Blend(R) Extended Term Series

The investment seeks long-term growth of capital; preservation of capital is secondary. The fund primarily invests in stocks and convertible securities, although it may invest a significant portion of assets in fixed-income securities. It typically invests in long-term fixed-income securities with maturities of seven to 20 years, but may invest in securities of any maturity. The fund may also invest in American depositary receipts.

FOR ADDITIONAL INFORMATION CONCERNING MANNING & NAPIER FUND, INC. PRO-BLEND(R) EXTENDED TERM SERIES AND ITS PORTFOLIOS, PLEASE SEE THE MANNING & NAPIER FUND, INC. PRO-BLEND(R) EXTENDED TERM SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Pro-Blend(R) Maximum Term Series (Manning & Napier Fund, Inc.)

Pro-Blend(R) Maximum Term Series

The investment seeks long-term growth of capital. The fund primarily invests in common stocks. It may invest a portion of assets in fixed-income securities, as well as in American depositary receipts and U.S. dollar denominated securities of foreign issuers.

FOR ADDITIONAL INFORMATION CONCERNING MANNING & NAPIER FUND, INC. PRO-BLEND(R) MAXIMUM TERM SERIES AND ITS PORTFOLIOS, PLEASE SEE THE MANNING & NAPIER FUND, INC. PRO-BLEND(R) MAXIMUM TERM SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Pro-Blend(R) ModerateTerm Series (Manning & Napier Fund, Inc.)

Pro-Blend(R) Moderate Term Series

The investment seeks long-term growth of capital and preservation of capital. The fund primarily invests in a combination of stocks and fixed-income securities. It typically invests in intermediate to long-term fixed-income securities with maturities of five to 10 years but may invest in securities of any maturity. The fund may also invest in American depositary receipts and U.S. dollar denominated securities of foreign issuers.

FOR ADDITIONAL INFORMATION CONCERNING MANNING & NAPIER FUND, INC. PRO-BLEND(R) MODERATE TERM SERIES AND ITS PORTFOLIOS, PLEASE SEE THE MANNING & NAPIER FUND, INC. PRO-BLEND(R) MODERATE TERM SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Marshall Funds, Inc.

Marshall Mid Cap Growth Fund - Class Y (Investor)

The investment seeks capital appreciation. The fund normally invests at least 80% of assets in growth-oriented common stocks of medium-sized companies similar in size to those within the Russel Mid-Cap Growth index.


Marshall Mid Cap Value Fund - Class Y (Investor)

The investment seeks capital appreciation. The fund invests at least 80% of assets in value-oriented common stocks of medium-sized companies similar in size to those within the Russell Mid-Cap Value index.

Marshall Small Cap Growth Fund - Class Y (Investor)

The investment seeks capital appreciation. The fund normally invests at least 80% of assets in common stocks of small-sized companies similar in size to those within the Russel 2000 Growth index.


FOR ADDITIONAL INFORMATION CONCERNING MARSHALL FUNDS AND ITS PORTFOLIOS, PLEASE SEE THE MARSHALL FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



Neuberger Berman LLC

Neuberger Berman AMT Small Cap Growth(Fomerly Neuberger Berman AMT Fasciano)
- Advisor Class

Seeks long-term capital growth. The Neuberger Berman Focus Fund seeks long-term growth of capital. The manager looks for undervalued companies. To pursue this goal, the fund invests principally in common stocks selected from 13 multi-industry sectors of the economy. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

Neuberger  Berman Focus - Advisor  Class

Seeks long-term capital growth. The Neuberger Berman Focus Fund seeks long-term growth of capital. The manager looks for undervalued companies. To pursue this goal, the fund invests principally in common stocks selected from 13 multi-industry sectors of the economy. Factors in identifying these firms may include above-average returns, an established market niche, and sound future business prospects. This approach is designed to let the fund benefit from potential increases in stock prices while limiting the risks typically associated with investing in a small number of sectors.

Neuberger Berman Small Cap Growth (Formerly Neuberger Berman Millienum) - Advisor Class

The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of small capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. The Fund seeks to reduce risk by diversifying among many companies and industries. The managers take a growth approach to selecting stocks, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management.


Neuberger Berman Partners - Advisor Class

The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid- to large capitalization companies. The Fund seeks to reduce risk by diversifying among many companies and industries. The manager looks for well-managed companies whose stock prices are undervalued.


FOR  ADDITIONAL   INFORMATION   CONCERNING   NEUBERGER  BERMAN  MANAGEMENT  INC.
PORTFOLIOs, PLEASE SEE THE NEUBERGER BERMAN MANAGEMENT INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



Old Mutual Advisor Funds II

Old Mutual Developing Growth Fund - Class Z

Seeking long-term growth of capital. Under normal market conditions, the PBHG Emerging Growth Fund invests at least 80% of its assets in securities of small sized companies with market capitalizations generally similar to companies in the Russell 2000(R) Growth Index at purchase and expects to focus on those growth securities whose market capitalizations or annual revenues are $500 million or less at the time of purchase. The securities in the Fund are primarily common stocks that Pilgrim Baxter believes have a strong historical earnings growth and expected earnings higher than the U.S. market as a whole.

Old Mutual Growth Fund - Class Z

The investment seeks capital appreciation. The fund normally invests at least 65% of assets in equities of small and medium sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell Midcap Growth index. The fund primarily invests in companies that the advisor believes have outlooks for significant earnings growth and capital appreciation. It may invest, without limitation, in high-grade, U.S. dollar denominated debt securities and cash equivalents for temporary defensive purposes.



FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE OLD MUTUAL ADVISOR FUNDS II FUNDS, PLEASE CALL 1-800-433-0051 OR WRITE THE OLD MUTUAL ADVISOR FUNDS II FUNDS, FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Old Mutual Insurance Series Funds

Old Mutual Columbus Circle Technology & Communications Portfolio

Seeking long-term growth of capital. Current income is incidental to the portfolio's goal. Under normal market conditions, the Liberty Ridge Technology & Communications Portfolio, a non-diversified fund, will invest at least 80% of its assets in common stocks of companies doing business in the technology and communications sector of the market. In addition, the Portfolio is concentrated which means it will invest 25% or more of its total assets in the group of industries within the sector. The Portfolio invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Portfolio's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances. Sector funds may experience greater short-term price volatility than more diversified equity funds and are most suitable for the aggressive portion of an investment portfolio.



Old Mutual Growth II Portfolio

Seeking capital appreciation. Under normal market conditions, the Liberty Ridge Growth II Portfolio invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies with market capitalizations similar to the market capitalizations of companies in the Russell Midcap(R) Growth Index at the time of purchase and expects to focus on those growth securities whose market capitalization or annual revenues are between $500 million and $10 billion at the time of purchase. The securities in the Portfolio are primarily common stocks that Liberty Ridge Capital, Inc. believes have strong business momentum, earnings growth and capital appreciation potential.

FOR MORE COMPLETE INFORMATION, INCLUDING INFORMATION ON CHARGES AND EXPENSES, CONCERNING THE OLD MUTUAL INSURANCE SERIES FUND, PLEASE CALL 1-800-433-0051 OR WRITE THE OLD MUTUAL INSURANCE SERIES FUND FOR A PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

OneAmerica Funds, Inc.

OneAmerica Asset Director - Advisor Class and Class O

Seeking long-term capital appreciation and some income to help cushion the volatility of equity investments. The OneAmerica Asset Director Portfolio invests in assets allocated among publicly traded common stock, debt securities (including convertible debentures) and money market securities utilizing a fully managed investment policy. The composition of the Portfolio will vary from time-to-time, based upon the advisor's evaluation of economic and market trends and the anticipated relative total return available from a particular type of security. Accordingly, at any given time, up to 100% of the Portfolio may be invested in any one sector such as common stocks, debt securities or money market instruments.

OneAmerica Investment Grade Bond - Advisor Class and Class O

Seeking a high level of income with prudent investment risk and capital appreciation consistent with the primary objective. The OneAmerica Investment Grade Bond Portfolio invests primarily in investment grade fixed income securities. The Portfolio may invest no more than 10% of its assets in securities rated less than BBB or Baa (investment grade). It is intended that the Portfolio securities generally will be of sufficient credit quality to provide a high level of protection against loss of principal or interest. The Portfolio may also invest in money market instruments, repurchase agreements, reverse repurchase agreements, dollar-denominated foreign securities and other debt securities that are consistent with the maturity and credit quality criteria.

OneAmerica Money Market - Advisor Class and Class O

Seeking to provide a level of current income while preserving assets and maintaining liquidity and investment quality. The OneAmerica Money Market Portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The Portfolio invests only in money market instruments denominated in U.S. dollars that mature in 13 months or less from the date of purchase. These instruments may include U.S. Government securities, commercial paper, repurchase agreements, reverse repurchase agreements, certificates of deposit and money market funds.

OneAmerica Socially Responsive Portfolio - Advisor Class and Class O

The OneAmerica Socially Responsive Portfolio invests primarily in equity securities that are selected based on fundamental investment research and long-term growth prospects, attractive relative valuations and sensitivity to socially responsible principles. The Portfolio may invest in companies of any size and may change composition between small, medium and large companies depending on the outlook for the economic environment and the markets.

OneAmerica Value - Advisor Class and Class O

Seeking long-term capital appreciation. The OneAmerica Value Portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. The Portfolio uses a value-driven approach in selecting securities, concentrating on companies which appear undervalued compared to the market and to their own historic valuation levels. Typically, at least 65% of the Portfolio's assets will be invested in common stocks listed on a national securities exchange or actively traded over-the-counter on the NASDAQ National Market System.

FOR ADDITIONAL INFORMATION CONCERNING ONEAMERICA FUNDS, INC. AND ITS PORTFOLIOS, PLEASE SEE THE ONEAMERICA FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


OppenheimerFunds(R)

Oppenheimer Developing Markets - Class N

The Fund aggressively seeks capital appreciation. The Fund invests mainly in common stocks of issuers in emerging and developing markets throughout the world. Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in equity securities whose principal activities are in at least three developing markets. The fund can (but is not required to) invest up to 100% of its total assets in foreign securities. The Fund will emphasize investments in common stocks and other equity securities. The Fund will emphasize investment in growth companies, which can be in any market capitalization range.


Oppenheimer Global - Class N

The Fund seeks capital appreciation. The Fund invests mainly in common stocks of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Fund currently emphasizes its investments in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but currently focuses it investment in mid- and large-cap companies. The Fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the Fund normally will invest in at least three countries (one of which may be the United States). Typically, the Fund invests in a number of different countries.


Oppenheimer International Bond - Class N

The Fund's primary objective is to seek total return. As a secondary objective, the Fund seeks income when consistent with total return. The Fund invests mainly in debt securities of foreign government and corporate issuers. Those debt securities generally referred to as "bonds," include long-term and short-term government bonds, participation interests in loans, corporate debt obligations, "structured" notes and other debt obligations. They may include "zero coupon" or "stripped" securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings from investment purposes) in "bonds" and invests in as least three countries other than the United States. The Fund's non-fundamental policy of investing at least 80% of its net assets in "bonds" will not be changed by the Fund's Board of Trustees without first providing shareholders 60 days written notice of the change. The Fund does not limit its investments to securities of issuers in a particular market capitalization or maturity range or rating category, and can hold rated and unrated securities below investment grade. The Fund can invest without limit in securities below investment grade (commonly called "junk bonds") to seek total return and higher income. Therefore, the Fund's credit risks are greater than those funds that buy only investment-grade bonds. The Fund invests in debt securities of issuers in both developed and emerging markets throughout the world.



Oppenheimer International Growth - Class A and Class N

The investment seeks long-term capital appreciation. The fund invests mainly in common stocks of growth companies that are domiciled outside the U.S. or have their primary operations outside the U.S. It does not limit investments to issuers within a specific market capitalization range. The fund can invest in emerging markets as well as developed markets throughout the world, although it may place greater emphasis on investing in one or more particular regions from time to time.


Oppenheimer International Small Company - Class N

The Fund seeks long-term capital appreciation. The Fund invests mainly in common stock of companies that are domiciled outside the United States or have their primary operations outside the U.S. and have market capitalizations of $2.5
billion  or  less.   These  are   described  as  "small-cap   companies."   That
capitalization parameter is subject to change as the relative market capitalizations of small-cap issuers change over time. The Fund measures that capitalization at the time the Fund buys a security, and it is not required to sell the security if the issuer's capitalization changes. The Fund focuses on stocks of companies that the portfolio managers believe have favorable growth prospects. Under normal circumstances; the Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in equity securities of small-cap companies, and the Fund will invest at least 65% of its total assets in foreign securities. The Fund is not required to invest a set portion of its assets in a particular geographic region or regions or a particular industry or sector.


Oppenheimer Main Street Opportunity - Class N

The Fund seeks long-term capital appreciation. The Fund invests primarily in common stocks of U.S. companies of small, medium and large capitalization ranges.

Oppenheimer Main Street Small Cap - Class A and Class N

The investment seeks capital appreciation. The fund normally invests at least 80% of assets in common stocks and other equity securities of small-cap U.S. companies, defined by management as companies with market capitalizations of $3 billion or less. It can invest in companies that have been in operation less than three years. However, management does not intend to invest more than 20% of assets in such companies.

Oppenheimer Small & Mid Cap Value - Class N

The Fund's objective is to seek capital appreciation. The Fund invests mainly in common stocks of U.S. issuers that have market capitalizations under $3.0 billion. These are describes as 'small-cap' companies. Under normal market conditions it will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of 'small-cap' domestic and foreign issuers. The Fund emphasizes equity securities of companies that the portfolio managers believe are undervalued in the market-place.

Oppenheimer Small Cap Value - Class N

The Fund aggressively seeks capital appreciation. The Fund invests mainly in common stocks of issuers in emerging and developing markets throughout the world. Under normal market conditions, the Fund will invest at least 80% of its net assets plus borrowings for investment purposes, in equity securities whose principal activities are in at least three developing markets. The fund can (but is not required to) invest up to 100% of its total assets in foreign securities. The Fund will emphasize investments in common stocks and other equity securities. The Fund will emphasize investment in growth companies, which can be in any market capitalization range.


Oppenheimer Strategic Income Fund - Class A and Class N

The Fund seeks high current income by investing mainly in debt securities. The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. and foreign companies (commonly called "junk bonds"). Those debt securities typically include: foreign government and U.S. government bonds and notes,collateralized mortgage obligations (CMOs), other mortgage-related securities and asset-backed securities, participation interests in loans, "structured" notes, lower-grade, high-yield domestic and foreign corporate debt obligations, and "zero-coupon" or "stripped" securities. Under normal market conditions, the Fund invests in each of those three market sectors. However, the Fund is not required to invest in all three sectors at all times, and the amount of its assets in each of the three sectors will vary over time. The Fund can invest up to 100% of its assets in any one sector at any time, if the Fund's investment manager, OppenheimerFunds, Inc., believes that the Fund can achieve its objective without undue risk. The Fund can invest in issuers in any market capitalization range - large-cap, mid-cap and small-cap, and can buy securities having short-, medium-, or long-term maturities. The Fund's foreign investments can include debt securities of issuers in developed markets and emerging markets.


Oppenheimer Value - Class A and Class N

The investment seeks long-term growth of capital; realization of current income is a secondary consideration. The fund invests mainly in common stocks of different capitalization ranges. It may also buy other investments, including preferred stocks, rights and warrants and convertible debt securities, and securities of U.S. and foreign companies, although there are limits on the investments.


FOR ADDITIONAL INFORMATION CONCERNING  OPPENHEIMERFUNDS  PORTFOLIOS,  PLEASE SEE
THE  OPPENHEIMERFUNDS   PROSPECTUS,   WHICH  SHOULD  BE  READ  CAREFULLY  BEFORE
INVESTING.



Pacific Investments Management Series

PIMCO High Yield - Administrative Class & Class R

Seeking to provide maximum total return, consistent with preservation of capital and prudent investment management. The PIMCO High Yield Fund seeks to achieve its investment objective by investing, under normal circumstances, a majority of its assets in a diversified portfolio of high yield securities rated below investment grade but rated at least B by Moody's or S&P, or, if un-rated, determined by PIMCO to be of comparable quality. The remainder of the Fund's assets may be invested in investment grade fixed income instruments. The average portfolio duration of this Fund normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. The Fund may invest a portion of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers.

PIMCO Total Return - Administrative Class & Class R

Seeks maximum total return. The PIMCO Total Return Fund invests primarily in intermediate-term, high quality bonds. The manager employs a variety of value-added strategies to increase the opportunity for total return potential and help reduce portfolio risks. The fund may hold up to 20% of its assets in foreign securities, may at times use futures to replicate bond positions and may invest up to 10% in high-yield securities.

FOR ADDITIONAL INFORMATION CONCERNING PACIFIC INVESTMENTS MANAGEMENT SERIES PORTFOLIOS, PLEASE SEE THE PACIFIC INVESTMENTS MANAGEMENT SERIES PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


Pioneer Bond Fund

Pioneer Bond - Class R

To provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The fund also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the fund's portfolio. The fund invests primarily in; debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, debt securities, including convertible debt, of corporate and other issuers rated at least investment grade at the time of investment, and comparably rated commercial paper, cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER BOND PORTFOLIO, PLEASE SEE THE PIONEER FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Pioneer Emerging Markets Fund

Pioneer Emerging Markets Fund

The investment seeks long-term growth of capital. The fund normally invests at least 80% of assets in emerging-markets securities. These include securities issued by companies domiciled in, or primarily doing business in, emerging-market countries as well as debt issued by governments of these countries. The fund typically invests in at least six emerging-markets.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER EMERGING MARKETS FUNDS PORTFOLIO, PLEASE SEE THE PIONEER EMERGING MARKET FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Pioneer Equity Income Fund

Pioneer Equity Income - Class A and Class R

Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER EQUITY INCOME FUNDS PORTFOLIO, PLEASE SEE THE PIONEER EQUITY INCOME FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Pioneer Fund

Pioneer Fund - Class R

Reasonable income and capital growth. The fund invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The fund invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.


FOR ADDITIONAL INFORMATION CONCERNING PIONEER FUND PORTFOLIO, PLEASE SEE THE PIONEER FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Pioneer High Yield

Pioneer High Yield - Class R

Maximize total return through a combination of income and capital appreciation. Normally, the fund invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into the equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.


FOR ADDITIONAL INFORMATION CONCERNING PIONEER HIGH YIELD PORTFOLIO, PLEASE SEE THE PIONEER HIGH YIELD PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Pioneer Mid-Cap Value

Pioneer Mid-Cap Value - Class R

Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the fund invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index. The fund focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions. The equity securities in which the fund principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the fund may invest in other types of equity securities to a lesser extent, such as warrants and rights.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER MID-CAP VALUE PORTFOLIO, PLEASE SEE THE PIONEER MID-CAP VALUE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Pioneer Oak Ridge Large Cap Growth

Pioneer Oak Ridge Large Cap Growth - Class R

Capital appreciation. Normally, the fund invests at least 80% of its net assets in equity securities of large capitalization U.S. companies. Large capitalization companies have market capitalizations at the time of acquisition of $3 billion or more. The fund anticipates that the average weighted market capitalization of the companies in the fund's portfolio will be significantly higher than $3 billion. The equity securities in which the fund principally invests are common stocks, preferred stocks depositary receipts and convertible debt, but the fund may invest in other types of equity securities to a lesser extent, such as warrants and rights.


FOR  ADDITIONAL  INFORMATION  CONCERNING  PIONEER  OAK RIDGE  LARGE  CAP  GROWTH
PORTFOLIO, PLEASE SEE THE PIONEER OAK RIDGE LARGE CAP GROWTH PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Pioneer Small Cap Value

Pioneer Small Cap Value - Class R

Capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the fund invests at least 80% of its net assets in equity securities of small companies. Small companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index or the 3-year rolling average of the market capitalization of the largest company within the Russell 2000 Index as measured at the end of the preceding month. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The size of the companies in the index changes with market conditions and the composition of the index. Pioneer monitors the fund's portfolio so that, under normal circumstances, the capitalization range of the fund's portfolio is consistent with the inclusion of the fund in the Lipper Small-Cap category. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.


FOR ADDITIONAL INFORMATION CONCERNING PIONEER SMALL CAP VALUE PORTFOLIO, PLEASE SEE THE PIONEER SMALL CAP VALUE PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


Pioneer Variable Life Contracts Trust

Pioneer Fund VCT

Reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.

Pioneer Growth Opportunities VCT

Growth of capital. The portfolio invests primarily in equity securities of companies that Pioneer Investment Management, Inc., the portfolio's investment adviser, considers to be reasonably priced or undervalued, with above average growth potential. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, equity interests in real estate investment trusts (REITs), warrants, rights and preferred stocks.

FOR ADDITIONAL INFORMATION CONCERNING PIONEER VARIABLE LIFE CONTRACTS TRUST PORTFOLIOS, PLEASE SEE THE PIONEER VARIABLE LIFE CONTRACTS TRUST PORTFOLIO PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

LifePoints(R) Funds (Russell Investment Management Co.)

Russell 2010 Strategy Fund - Class R2 and Class R3

Seeks to provide capital growth and income consistent with its current asset allocation. The Fund pursues this objective by investing in a diversified portfolio initially consisting of approximately 45% stock funds and 55% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% approximately 20 years after the year 2010.

Russell 2020 Strategy Fund - Class R2 and Class R3

Seeks to provide capital growth and income consistent with its current asset allocation. The Fund pursues this objective by investing in a diversified portfolio initially consisting of approximately 55% stock funds and 45% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% approximately 20 years after the year 2020.

Russell 2030 Strategy Fund - Class R2 and Class R3

Seeks to provide capital growth and income consistent with its current asset allocation. The Fund pursues this objective by investing in a diversified portfolio initially consisting of approximately 64% stock funds and 36% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% approximately 20 years after the year 2030.

Russell 2040 Strategy Fund - Class R2 and Class R3

Seeks to provide capital growth and income consistent with its current asset allocation. The Fund pursues this objective by investing in a diversified portfolio initially consisting of approximately 72% stock funds and 38% fixed income funds, with an increasing allocation to fixed income funds over time. The Fund's allocation to fixed income funds will be fixed at 80% approximately 20 years after the year 2040.





Russell Lifepoints(R) Balanced - Class  R2 and Class R3

Seeks moderate levels of current income and long-term capital appreciation. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying Russell funds:
Diversified Equity Fund, Special Growth Fund, Quantitative Equity Fund, International Securities Fund, Diversified Bond Fund, MultiStrategy Bond Fund, Real Estate Securities Fund, and the Emerging Markets Fund.

Russell Lifepoints(R) Conservative - Class  R2 and Class R3

Seeks high levels of current income and, secondarily, capital appreciation. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying Russell funds:
Diversified Equity Fund, Quantitative Equity Fund, International Securities Fund, Real Estate Securities Fund, Short-term Bond Fund and Emerging Markets Fund.


Russell Lifepoints(R) Equity Growth Strategy - Class  R2 and Class R3

Seeks long-term capital appreciation. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying funds: Russell Diversified Equity fund, Special Growth fund, Quantitative Equity fund, International Securities fund, Real Estate Securities


Russell LifePoints(R) Growth Strategy - Class  R2 and Class R3

Seeks longterm capital appreciation. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying Russell funds: Diversified Equity Fund, Special Growth Fund, Quantitative Equity Fund, International Securities Fund, Real Estate Securities Fund, and the Emerging Markets Fund.
fund, and the Emerging Markets Fund.





E
Russell Lifepoints(R) Moderate - Class R2 and Class R3

Seeks longterm capital appreciation and high levels of current income. The fund is a fund of funds that invests in other Russell funds. It pursues its investment objectives by investing in these underlying Russell funds:
Diversified Equity Fund, Quantitative Equity Fund, International Securities Fund, Short-term Bond Fund, Real Estate Securities Fund, and Emerging Markets Fund.

FOR ADDITIONAL INFORMATION CONCERNING LIFEPOINT(R) FUNDS, PLEASE SEE THE LIFEPOINT(R) FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Russell Emerging Markets Fund - Class E

The investment seeks total return primarily through capital appreciation. The fund primarily invests in equity securities issued by companies located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. Management uses a multi-manager approach whereby portions of the fund are allocated to different money managers who employ distinct investment styles. It may invest a portion of assets in illiquid securities.


Russell Equity I - Class E

Seeks to provide long term capital growth. The Equity I Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as those companies represented by the Russell 1000(R) Index.


Russell Equity II - Class E

Seeks to provide long term capital growth. The Equity II Fund invests primarily in common stocks of small and medium capitalization companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as those companies represented by the Russell 2500 Index.


Russell Equity Q - Class E

Seeks to provide long term capital growth. The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. The Fund generally pursues a Market-Oriented Style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries.



Russell International - Class E

The investment seeks total return primarily through capital appreciation. The fund primarily invests in equity securities issued by companies located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. Management uses a multi-manager approach whereby portions of the fund are allocated to different money managers who employ distinct investment styles. It may invest a portion of assets in illiquid securities.

Russell Real Estate Securities Fund - Class E

The investment seeks current income; capital appreciation is a secondary consideration. The fund generally invests in equity securities of companies that own and/or manage properties, known as real estate investment trusts (REITS). It may invest in equity and debt securities of other types of real estate-related companies. The fund primarily invests in companies based in the United States. Management uses a multi-style, multi-manager approach whereby portions of the fund are allocated to different money managers who employ distinct investment styles.

Russell Select Value Fund - Class E


The investment seeks capital appreciation. The fund invests primarily in large and medium capitalization value stocks with some exposure to small capitalization stocks. It invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value. The fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the United States. Small capitalization companies include all other U.S. companies.


State Street Institutional Investment Trust

State Street Equity 500 Index - Class A

Seeking to match as closely as possible, before expenses, the performance of the Standard & Poor's 500 Index. (Investors cannot invest directly in an index.) The State Street Equity 500 Index Fund (the Fund), seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio of State Street Master Funds. The Fund intends to invest in all 500 stocks comprising the S&P 500 Index in proportion to their weightings in the S&P 500 Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, a sample of the stocks in the Index in proportions expected by the adviser to match generally the performance of the S&P 500 Index as a whole may be purchased.

FOR  ADDITIONAL  INFORMATION  CONCERNING  TRUST AND THE STATE STREET  EQUITY 500
INDEX  FUND,  PLEASE  SEE  THE  STATE  STREET  INSTITUTIONAL   INVESTMENT  TRUST
PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


T.Rowe Price Blue Chip Growth Fund, Inc.

T.Rowe Price Blue Chip Growth - Class R

Seeks long-term growth of capital. Current income is a secondary objective. The fund manager of the T. Rowe Price Blue Chip Growth Fund invests primarily in common stocks of well-established large and medium-sized companies. The manager focuses on "blue chip" companies with the following characteristics a leading market positions, b. seasoned management teams, c. strong financial fundamentals and d. above-average growth and profitability.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE BLUE CHIP GROWTH FUND, INC. AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE BLUE CHIP GROWTH FUND, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T.Rowe Price Equity Income Fund

T.Rowe Price Equity Income - Retail and Class R

Seeking to provide a relatively conservative way to access substantial dividend income and long-term capital growth. The fund manager of the T. Rowe Price Equity Income Fund invests in common stocks of established companies expected to pay above-average dividends. The fund manager employs a value-oriented investment approach. He focuses on companies with an above-average dividend yield - a positive component of total return. The manager utilizes a thorough "bottom-up" fundamental research evaluation of each holding. Also, the manager will broadly diversify sector exposure seeking to reduce volatility.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE EQUITY INCOME FUND AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE EQUITY INCOME FUND PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T.Rowe Price Growth Stock, Inc.

T.Rowe Price Growth Stock - Class R and Advisor Class

Seeking  long-term  growth of  capital  and,  secondarily,  increasing  dividend income.  The fund  manager  of the T.  Rowe  Price  Growth  Stock  Fund  invests primarily in common stocks of well-established growth companies. The fund manager focuses on companies having one or more of the following characteristics: 1) Superior growth in earnings and cash flow, 2) Ability to sustain earnings momentum even during economic slowdowns and/or 3) Occupy a lucrative niche in the economy and is able to expand even during times of slow economic growth.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE GROWTH STOCK, INC. AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE GROWTH STOCK, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T.Rowe Price International Funds, Inc.

T.Rowe Price European Stock Fund - Retail

Seeking long-term growth of capital through investment primarily in common stocks of European companies. Current income is a secondary objective. The T.Rowe Price European Stock Fund invests primarily in European companies. Normally, at least five countries will be represented in the portfolio. Stock selection reflects a growth style. This investment option expects to make substantially all of its investments (normally at least 80% of net assets) in stocks of companies located in the countries listed below, as well as others as their markets develop: Austria, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Others: Belgium, Czech Republic, Greece, Hungary, Israel, Poland, Russia and Turkey.

T.Rowe Price International Growth & Income - Class R and Advisor Class

Seeking to provide long term growth of capital and reasonable income. The fund manager of the T. Rowe Price International Growth & Income Fund focuses on companies with favorable prospects for capital appreciation that exhibit value characteristics and investments primarily in common stocks of mature,
dividend-paying,   non-U.S.   companies.  The  fund  manager  looks  to  broadly
diversify, primarily among the world's developed countries. Securities are chosen based on "bottom-up" research. Country allocation is driven largely by stock selection.

T.Rowe Price International Stock - Class R

Seeks to provide long-term growth of capital. The fund manager of the T. Rowe Price International Stock Fund invests primarily in the common stocks of established non-U.S. companies, in both developed and emerging markets. The manager will 1) focus on companies capable of achieving and sustaining above-average, long-term earnings growth, 2) favor companies with leading market position, technological leadership or proprietary advantage, and seasoned management, and 3) choose securities based on "bottom-up" research.


FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE INTERNATIONAL FUNDS, INC. PORTFOLIOS, PLEASE SEE THE T. ROWE PRICE INTERNATIONAL FUNDS, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T.Rowe Price Mid-Cap Growth Fund, Inc.

T.Rowe Price Mid-Cap Growth - Class R

Seeking long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth. The Fund will normally invest at least 80% of net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. Mid-Cap companies are defined as those whose market capitalization falls within the range of either the S&P Mid Cap 400 Index or the Russell Mid cap Growth Index. In selecting investments, management generally favors companies that have proven products or services; have a record of above-average earnings growth; have demonstrated potential to sustain earnings growth; operate in industries experiencing increasing demand; or have stock prices that appear to undervalue their growth prospects. While most of the assets will be invested in U.S. common stocks, the portfolio may hold other securities including foreign securities, futures and options in keeping with the Portfolio's objective.

FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE MID-CAP GROWTH, INC. AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE MID-CAP GROWTH, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

T.Rowe Price Mid-Cap Value Fund, Inc.

T.Rowe Price Mid-Cap Value - Class R and Advisor Class

Seeking long-term growth of capital. The fund manager of the T. Rowe Price Mid-Cap Value Fund invests primarily in the common stocks of mid-sized companies that appear to be undervalued. T. Rowe Price will invest at least 80% of net assets in companies whose market capitalization (number of shares multiplied by share price) falls within the range of the companies in the S&P 400 Mid Cap Index or the Russell Mid Cap Value Index. The manager focuses on companies with the following: 1) Attractive operating margins, 2) Sound balance sheets and financial management, 3) Stock ownership by management, 4) Significant cash generation and 5) Low stock price relative to assets, earnings, cash flow, or business franchise value.


FOR ADDITIONAL INFORMATION CONCERNING T. ROWE PRICE MID-CAP VALUE, INC. AND ITS PORTFOLIO, PLEASE SEE THE T. ROWE PRICE MID-CAP VALUE, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Templeton Foreign Fund

Templeton Foreign - Class R and Class A

Seeks long-term capital growth. Templeton Foreign Fund, under normal market conditions, invests at least 80% of its net assets mainly in the equity securities of companies located outside the U.S., including emerging markets. The fund may have significant investments in one or more countries or in particular sectors such as technology and financial institutions. Depending on current market conditions, the fund generally invests a portion of its total assets in debt securities of entities located anywhere in the world and may use various derivative strategies to protect its assets.

Templeton Growth Fund

Templeton Growth - Class R and Class A

Seeks long-term capital growth. Templeton Growth Fund, under normal market conditions, invests mainly in the equity securities of companies located anywhere in the world, including emerging markets. In addition to the fund's main investments, depending upon current market conditions, the fund may invest up to 25% of its total assets in debt securities, and the fund may use various derivative strategies seeking to protect its assets. The manager applies a "bottom up," value-oriented, long-term approach when choosing equity investments.

FOR ADDITIONAL INFORMATION CONCERNING TEMPLETON FOREIGN & THE TEMPLETON GROWTH, PLEASE SEE THE TEMPLETON GLOBAL ADVISORS LIMITED PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



Timothy Plan Conservative Growth Fund

Timothy Conservative Growth - Class A

The investment seeks moderate levels of long-term capital growth. Current income is a secondary objective. The fund normally invests at least 75% of assets in other Timothy Plan funds. It invests 15-20% of assets in the Small-Cap Value fund, 25-30% of assets in the Large/Mid-Cap Value fund, 15-20% of assets in the Large/Mid-Cap Growth fund and 25-30% of assets in the Fixed-Income fund.

Timothy Plan Strategic Growth Fund

Timothy Strategic Growth - Class A

The investment seeks medium to high levels of long-term capital growth. The fund normally invests 75% of assets in other Timothy Plan funds. It invests 15-20% of assets in the Small-Cap Value fund, 20-25% of assets in the Large/Mid-Cap Value fund, 30-35% of assets in the Large/Mid-Cap Growth fund and 15-20% of assets in the Aggressive Growth fund.

FOR ADDITIONAL INFORMATION CONCERNING TIMOTHY PLAN AND ITS PORTFOLIO, PLEASE SEE THE TIMOTHY PLAN PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.


Thornburg Investment Trust

Thornburg Core Growth - Class R3 and Class R5

The Fund seeks long term growth of capital by investing in equity securities selected for their growth potential. To pursue its goal, the Fund primarily invests in short- and intermediate-duration U.S. Government securities, and securities issued or guaranteed by government sponsored enterprises, which the Fund expects will produce a high level of income.


Thornburg International Value - Class R3 and Class R5

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, nonfundamental goal of the Fund is to seek some current income. The Fund invests primarily in foreign securities and under normal market conditions, invests at least 75% of its net assets in foreign securities. The Fund ordinarily invests in stocks that may be depressed or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. Debt securities may be purchased when the Advisor believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and of any quality.


Thornburg Limited-Term Income - Class R3

The primary goal of the Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment adviser, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios. The Fund will invest at least 65% of it's net assets in obligations of the U.S. Government, and debt securities rated at the time of purchase in one of the three highest ratings of Standard and Poor's or Moody's Investor Service.


Thornburg Limited-Term US Government - Class R3

The primary goal of the Fund is to provide as high a level of current income as is consistent with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios.


Thornburg Value - Class R3

The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types. The Fund expects to invest primarily in domestic equity securities (primarily common stocks) selected on a value basis. However, the Fund may own a variety of securities, including foreign equity and debt securities and domestic debt securities which, in the opinion of the Fund's investment adviser, offer prospects for meeting the Fund's investment goals. The Fund may invest in companies of any size, but invests primarily in the large and middle range of public company market capitalizations. The Advisor anticipates that the Fund ordinarily will have a weighted average dividend yield, before Fund expense, that is higher than the yield of the Standard & Poor's Composite Index of 500 Stocks.


FOR ADDITIONAL INFORMATION CONCERNING THORNBURG INVESTMENT TRUST AND ITS PORTFOLIOS, PLEASE SEE THE THORNBURG INVESTMENT TRUST PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Vanguard Explorer Fund, Inc.

Vanguard Explorer - Investor Class

Seeking long-term capital growth. The Vanguard Explorer Fund invests primarily in a diversified group of small-capitalization companies with prospects for above average growth with little or no dividend income. The Fund is subject to market risk. Stock prices overall may decline over short or even extended periods. May invest as much as 20% of its assets in foreign securities and will not invest more than 25% of its assets in any one industry or 5% of the securities in any one company.

FOR ADDITIONAL INFORMATION CONCERNING VANGUARD EXPLORER FUND, INC. AND ITS PORTFOLIO, PLEASE SEE THE VANGUARD EXPLORER FUND, INC. PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

Vanguard Fixed Income Securities Funds

Vanguard Short-Term Federal - Investor Class

Seeking high level current income and preservation of principal. The Vanguard Short-Term Federal Fund invests at least 80% of its assets in short-term bonds issued by U.S. government agencies and instrumentalities, most of which are not backed by the full faith and credit of the U.S. government. The Fund is expected to maintain a dollar weighted average maturity between one and three years. This Fund is subject to interest rate risk, income risk and manager risk.


FOR ADDITIONAL INFORMATION CONCERNING VANGUARD FIXED INCOME SECURITIES FUNDS AND ITS PORTFOLIO, PLEASE SEE THE VANGUARD FIXED INCOME SECURITIES FUNDS PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

                                 THE CONTRACTS

GENERAL

The Contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A , 457 or 409A of the Internal Revenue Code and HRA, HSA and OPEB Plans. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401, (3) annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b), (4) individual retirement annuities, including traditional IRA, those established by an employer as a simplified employee pension plan or SIMPLE IRA plan, under
Section 408, or a Roth IRA under Section 408A or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A.

A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However in some Contracts, Participant Accounts are not maintained.

The Owner of the Contract or the Plan Sponsor (depending on the Contract) is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in a voluntary (not employer-sponsored) 403(b) Contract may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions on benefits under the Contract.




        CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD

CONTRIBUTIONS UNDER THE CONTRACTS

Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required contribution under any of the Plans or programs. In Single Contribution Contracts, the minimum contribution for each Participant is either $1,000 or $5,000, depending on the Contract, AUL may change the minimum contributions permitted under a Contract, but any such change in the minimum required contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required contribution.


Annual contributions under any of the Plans are subject to maximum limits imposed by the IRS. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document.


TEN-DAY FREE-LOOK

Under 403(b), 408 and 408A, HRA, HSA and OPEB Contracts, the Owner has the right to return the Contract for any reason within ten (10) days of receipt. If a particular state requires a longer free-look period, Owners in that state will be allowed the longer statutory period to return the Contract. If this right is exercised, the Contract will be considered void from its inception, and any contributions will be fully refunded. In certain contracts, as required by law, a Participant has the same free-look period regarding a certificate issued under the Contract.



INITIAL AND SINGLE CONTRIBUTIONS

Initial contributions received for a Participant will be credited to the Participant's Account no later than the end of the Business Day following the Business Day in which it is received by AUL at its Corporate Office if it is preceded or accompanied by all the information necessary for opening the Participant's Account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the account. If the necessary information is not provided to AUL at the time AUL receives the contribution, AUL will return the contribution to the contributing party within five (5) Business Days. However, in some Contracts, Code Section 401(a) funds received from a prior plan provider which cannot be allocated to Participant accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts or FIA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant account(s).



ALLOCATION OF CONTRIBUTIONS


Initial and subsequent contributions under the Contracts will be allocated among the Investment Accounts of the Variable Account and the FIA as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent contributions shall be allocated to the OneAmerica Money Market Investment Account ("MMIA"), AUL's General Account, or when allowed by AUL, to the default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the MMIA Option is not available under a particular Contract.

A Participant's Account Value that has been initially allocated to the default Investment Option may be transferred to other available investment options upon receipt by AUL at its Corporate Office of written instructions requesting the transfer. Allocation to any Investment Account or the FIA must be made in 1 percent increments or in increments permitted by AUL. Neither the FIA nor all of the Investment Accounts may be available under a particular Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.

Any change in allocation instructions will be effective upon receipt by AUL at its Corporate Office and will continue in effect until subsequently changed. Changes in the allocation of future contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account or the FIA in the manner described in "Transfers of Account Value."




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SUBSEQUENT CONTRIBUTIONS UNDER RECURRING CONTRIBUTION CONTRACTS

When forwarding contributions to AUL, the amount being contributed on behalf of each Participant must be specified unless Participant Accounts are not maintained under the Contract. The contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the FIA (if available) as described above in "Allocation of Contributions." Contributions (other than the initial contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at its Corporate Office if AUL has received full payment for the contribution, the information needed to establish the Participant's account, and proper instructions regarding the application and allocation of the contributions among Participants.


Contributions may also be forwarded to AUL electronically. When this method of contribution is used, an allocation list describing the contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The annual fee for manual processing is currently $1,000, but AUL reserves the right to increase this fee.





TRANSFERS OF ACCOUNT VALUE

All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the FIA (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at its Corporate Office, through interactive voice response or through AUL's website.



Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract. See "The Fixed Interest Account" for restrictions on transfers involving the FIA. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one (1) or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.



ABUSIVE TRADING PRACTICES

LATE TRADING

Some investors attempt to profit from trading in Investment Accounts after the close of the market, but before the Variable Account has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades with information that was not readily available to the market, thereby benefiting financially to the detriment of other Owners and Participants.

AUL prohibits late trading in its Investment Accounts. The Variable Account dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.

MARKET  TIMING -



Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If you intend to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase or redeem units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL will restrict trading to the extent permitted under applicable laws and the contract.

Generally, the Participant's trading history is reviewed to confirm if the trading activity is indeed abusive short term trading. This procedure is enforced against all Participants consistently.

If it is determined that the trading activity violates either AUL's or any other Fund's policy, then the Participant is notified of restrictions on their account. The Participant's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short-term trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on suspected abusive trading. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.




PARTICIPANT'S VARIABLE ACCOUNT VALUE

ACCUMULATION UNITS

Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. Except for allocation of a Participant's initial contribution, the number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the contribution is received by AUL at its Corporate Office. The number of Accumulation Units so credited to the account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.



ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.

NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

   (a) is equal to:

     (1) the net asset value per share of the Portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

     (2) the per share amount of any dividend or other distribution, if any, paid by the Portfolio during the Valuation Period, plus or minus

     (3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

   (b) is the net asset value per share of the Portfolio, determined as of the end of the preceding Valuation Period; and

   (c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the Asset Charge.


DOLLAR COST AVERAGING PROGRAM

Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program.The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

Under a DCA Program, the owner deposits premiums into the MMIA or the FIA (if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one (1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last business day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA or the FIA to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the FIA, until the time a transfer would exceed the 20 percent or ninety (90) day equity wash limitations on transfers from the FIA, if a particular Contract contains the 20 percent or ninety (90) day restriction.



Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the FIA and to the MMIA are not permitted under the DCA Program. At least ten (10) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five (5) days before a previously scheduled transfer is to occur.


Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at its Corporate Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last business day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA or in the FIA is required.


                  CASH WITHDRAWALS AND THE DEATH BENEFIT

CASH WITHDRAWALS


During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request in a form acceptable to AUL is received by AUL at its Corporate Office.



A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at its Corporate Office, minus any applicable withdrawal charge.


A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.


The amount of a withdrawal will be taken from the Investment Accounts and the FIA as instructed. A withdrawal will not be effected until proper instructions are received by AUL at its Corporate Office.


A withdrawal may result in the deduction of a withdrawal charge and application of a MVA. See "Withdrawal Charge" and "The Fixed Interest Account."



In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."

SYSTEMATIC WITHDRAWAL SERVICE FOR 403(b), 408, 408A, 457 and 409A PROGRAMS

A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 or 409A Program, but there is no age limitation. Each withdrawal payment must be at least equal to $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit Responsive features of the Contracts.

Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."

CONSTRAINTS ON WITHDRAWALS

GENERAL

Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b),
Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, or with HRA, HSA, or OPEB plans, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."



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403(b) PROGRAMS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Section 403(b) requires that distributions from Section 403(b) tax-deferred annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement not begin before the employee reaches age 59 (1)/2, severs employment, dies, becomes disabled, or incurs a hardship. Furthermore, distributions of income or gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction.

After 2008, payments made to Participants at Plan termination are also permitted if the Plan Sponsor does not make contributions to another 403(b) plan during the period beginning on the date of Plan termination and ending twelve (12) months after distribution of all assets.




A Participant in a Contract purchased as a tax-deferred Section 403(b) annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988 under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different
Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988 account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free exchange under the Internal Revenue Code. However, except for after-tax employee, contributions and earnings thereon, after 2008, distributions cannot occur unless the Participant severs employment or upon the occurrence of an event specified kin the Plan, such as the attainment of a specified age, after a fixed number of years or disability. A Participant's Withdrawal Value in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.



TEXAS OPTIONAL RETIREMENT PROGRAM

AUL intends to offer the Contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year contributions will then be applied as a contribution under the Contract, as will the Employer's subsequent contributions.


The Attorney General of the State of Texas has ruled that, under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Optional Retirement Program are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.


THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A Programs and 403(b) Programs other than Employer Sponsored 403(b) Programs, the vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and Employer Sponsored 403(b) Programs, the vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or if the Contract so directs, to MMIA or other default Investment Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any contributions made since the last Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary and is the greater of (1) the GMDB on the prior Contract anniversary, increased by any prior year contributions, and reduced proportionately to reflect any prior year withdrawals, and (2) if the Participant is younger than age 81, the Participant's Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


TERMINATION BY THE OWNER

An Owner of a Contract funding an Employee Benefit Plan, a 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Corporate Office. Termination is effective as of the end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment). v


Upon termination of such a Contract, generally the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump sum.



For Contracts funding Employee Benefit Plans or 409 A or 457 Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in a lump sum [subject to an Investment Liquidation Charge ("ILC") or MVA (see discussion below)] or in seven (7) approximately equal installments over six (6) years (for certain Employee Benefit Plan Contracts) or six (6) approximately equal annual installments over five (5) years (for other Employee Benefit Plan Contracts and for 409A or 457 Plan Contracts).


For Contracts issued prior to 1999 which fund Employer-Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in seven (7) approximately equal annual installments over six (6)years.



In Contracts issued prior to 1999 which fund a Code Section 401(a) Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within ninety ( 90) days of written notice by the Owner, and without penalty as defined by law) either:


(1) a lump-sum equal to the Contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

(2) all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in eleven (11) approximately equal annual installments over a ten (10) year period (without application of the General Account Withdrawal Charge or an MVA).


Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

For some Contracts issued after 1998 that fund Employer-Sponsored 403(b) Plans, or for some Contracts wherein no Participant Accounts are maintained, no FIA or General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of FIA or General Account funds, subject to a Withdrawal Charge and an MVA, or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new contributions. Termination options may be negotiated with individual Plan sponsors depending on unique or special circumstances.





Until all of the terminating Contract's funds invested in AUL's FIA or General Account have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.




When making lump-sum payouts of FIA or General Account funds, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the FIA or General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(x - y), where "x" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "y" is the average rate of interest being credited by AUL to various portions of the aggregate FIA or General Account Value as of the date of calculation. In some Contracts, the MVA percentage is 5(x - y) when "x" exceeds "y," and is deducted from the amount paid. The MVA percentage is 4(y - x) when "y" exceeds "x," and is added to the amount paid. Payment of FIA or General Account amounts may be delayed for up to six (6) months after the effective date of termination.



TERMINATION BY AUL

AUL  has  the  right,   subject  to  applicable  state  law,  to  terminate  any
Participant's Account established under a Contract acquired in connection with some Employee Benefit Plans, a 457 or 409A Program, or an Employer Sponsored 403(b) Program at any time during the Contract Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) funds) during the first (1st) Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) funds) during any subsequent Contract Year, provided that at least six (6) months have elapsed since the Owner's last contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six
(6) months from the date that AUL gives such notice, provided that any contributions made during the six (6) month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum. Single Contribution Contracts have a minimum required contribution of $5,000.



Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date). Payment of this amount will be made within seven (7) days from such effective date of termination.




AUL may, at its option, terminate any Contract if there are no Participant Accounts in existence under the Contract.

PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven (7) days from the date a proper request is received at AUL's Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the FIA, see "The Fixed Interest Account" and "Termination by the Owner."

                             CHARGES AND DEDUCTIONS

PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain Contracts at the time of annuitization to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an annuity.




WITHDRAWAL CHARGE

No deduction for sales charges is made from contributions for a Contract. However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL. In most Contracts, the withdrawal charge only applies if the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. For some Contracts, for the first two (2) Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10 percent of: (1) the total of all contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two (2) Contract Years, and until the withdrawal charge has decreased to 0 percent, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10 percent of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain Recurring Contribution 403(b) Contracts and Contracts used with 409A and 457 Programs do not contain provisions allowing the 10 percent free-out since they are "Benefit Responsive" in nature.



The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years; 4 percent of Account Value in excess of any applicable 10 percent free-out, for the next five (5) years; and no withdrawal charge beyond the tenth
(10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. Please consult your Contract for more details.

Withdrawal charges are not imposed for payment of benefits for retirement provided under "Benefit Responsive" Contracts. Under a Benefit Responsive Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loans, age 70 (1)/2 required minimum distributions, or benefits upon attainment of age 59 (1)/2 (provided that the age 59 (1)/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by AUL to another tax-deferred annuity funding vehicle at the Participant's direction.


Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has
(1) attained age 55 and has ten (10) years of service with the employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph. However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a MVA in some Employee Benefit Plan and Employer Sponsored 403(b) Contracts) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some Contracts, withdrawal charges and a MVA will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20 percent of the Contract's Value as of the first (1st) day of the Contract Year.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5 percent of the contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.


The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.

ASSET CHARGE

AUL deducts a daily charge from the assets of each Investment Account. The charge is equal to an annual rate of 0.00 percent, 0.25 percent, 0.50 percent,
0.75 percent, 1.00 percent or 1.25 percent of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose, including Contract distribution

VARIABLE INVESTMENT PLUS

Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the contributions (both first (1st) year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.



AUL reserves the right to change the credit factors upon sixty (60) day's notice of such change.

ADMINISTRATIVE CHARGE

AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $50 per year, deducted quarterly if the account exists on the quarterly Contract anniversary. For some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will not be assessed.. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the FIA. An administrative charge will not be imposed under certain Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account.


ADDITIONAL CHARGES AND FEES

     Some Contracts may also contain the following fees:

(1) Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(2) Loan Administration Fee: AUL may charge an annual fee of up to $50 per loan for loan administration.

(3) Charge for Non-Electronic Transfers: AUL may charge a service fee per non-electronic transfer of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

(4) Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5) Non-Electronic Contribution Fee: AUL may bill the Owner a fee of $1,000 for non-electronic contributions. AUL reserves the right to increase this fee.

(6) Brokerage Window Account: AUL may bill the Owner or deduct from the Participant's account an annual fee of up to $100 for a Brokerage Window Account, available in some employer-sponsored plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of mutual funds or other investment vehicles.

(7) Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(8) Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is a maximum of one percent of the total account value, paid in .25 percent quarterly installments. AUL will forward a portion of the fee to the investment advice provider and may retain a portion of the fee for administrative and distribution services.

(9) Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20 percent of the Account Value for a Guaranteed Minimum Death Benefit. Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.

(10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Ibbottson will recommend a plan level investment portfolio based on the Plan Sponsor's unique employee profile. A maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(11) Redemption Fee: A redemption fee may be charged by the underlying  funds to
     reimburse  fund  shareholders  for  expenses   associated  with  short-term
     trading. Please consult the Funds' prospectuses for more details.

OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts or the Contract Owner's Account ( if Participant
Accounts are not maintained)if not paid by the Owner in a timely manner. In certain Contracts, TPA fees agreed to by the Plan Sponsor will be deducted from the Contract Owner's Account and paid to the TPA. An Investment Liquidation Charge or a MVA, which applies only to Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b), 409A or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Interest Account."



VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. A reduction in the Asset Charge will generally be made by offsetting the charge by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another annuity contract or in exchange for another annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.

GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the Asset Charge shall not increase on in-force Contracts. However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.

EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Portfolio of one (1) of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.


                                 ANNUITY PERIOD

GENERAL

On the  Annuity  Commencement  Date,  the  adjusted  value of the  Participant's
Account may be applied to provide an annuity under one (1) of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans


Generally, the Contracts provide for five (5) annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of Option 5, the Fixed Period Option, age is not a consideration). The annuity rates are based upon an assumed interest rate indentified in the Contracts.

Once annuity payments have commenced, a Participant cannot surrender his or her annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semi-annual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account

Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement.

Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at its Corporate Office at least thirty (30) days prior to the Annuity Commencement Date. AUL may also require additional information before annuity payments commence. During the lifetime of the Participant and up to thirty (30) days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first (1st) annuity payment, on the date AUL receives an annuity purchase request, it will transfer the value of a Participant's Account to the FIA if it is available as an Investment Option, or to the MMIA (or other default Investment Option(s), if the FIA is not available under the Contract. The Participant's Account Value will remain in the FIA, or the MMIA or other default Investment Option(s) (depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the annuity on the last business day of the month preceding the Annuity Commencement Date. As of the date the annuity is purchased, a Participant's funds are no longer maintained under the Contract.


ANNUITY OPTIONS

OPTION 1 - LIFE ANNUITY

An annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant.

OPTION 2 - CERTAIN AND LIFE ANNUITY

An annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five (5), ten (10), fifteen (15), or twenty (20) years, as elected, annuity payments will be continued during the remainder of such period to the Beneficiary.

OPTION 3 - SURVIVORSHIP ANNUITY

An annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50 percent, 66 (2)/3 percent, or 100 percent (as specified in the election) of such annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.



In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date. Another form of benefit would then be elected by the survivor.


OPTION 4 - INSTALLMENT REFUND LIFE ANNUITY

An annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the Beneficiary will receive additional annuity payments until the amount paid to purchase the annuity has been distributed.


OPTION 5 - FIXED PERIODS

An annuity payable monthly for a fixed period (not less than five (5) years or more than thirty (30) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all Contracts.


SELECTION OF AN OPTION

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting annuity payments and other matters. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code, annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 70 (1)/2, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 (1)/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 66 (2)/3 percent and 100 percent elections specified above may not be available.

                           THE FIXED INTEREST ACCOUNT

Contributions or transfers to the FIA become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts or certificates issued under the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the FIA have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the FIA has not been registered as an investment company under the 1940 Act. Accordingly, neither the FIA nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the FIA. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the FIA. For more information regarding the FIA, see the Contract.

INTEREST

A Participant's Fixed Interest Account Value earns interest at fixed rates that are paid by AUL. The Account Value in the FIA earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the Contract. AUL will determine a Current Rate from time to time, and any Current Rate that exceeds the Guaranteed Rate will be in effect for a period of at least one (1) year, except for certain Contracts wherein Participant Accounts are not maintained and the Current Rate may be changed each January 1 (known as "portfolio rate" Contracts.) If AUL determines a Current Rate in excess of the Guaranteed Rate, contributions or transfers to a Participant's Account which are credited to the FIA, during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year, except for a "portfolio rate" Contract where the rate may be changed each January 1. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.


Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the FIA earn interest at the Current Rate then in effect. Amounts transferred from other AUL annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the FIA. AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the FIA.




For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established, the Guaranteed Rate may not be changed for the duration of that Account.

WITHDRAWALS AND TRANSFERS

A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Income Account Value value, subject to the provisions of the Contract. This Fixed Income Account Value value is determined as of the day the withdrawal is effected, minus any applicable withdrawal charge, plus or minus a MVA in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon.

A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA Value value. Where a Participant has outstanding loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Value Withdrawal Value equals twice the total of the outstanding loans under the Participant's Account.

In some Contracts, the minimum amount that may be withdrawn from a Participant's FIA Value is the lesser of $500 or the Participant's entire FIA Value as of the date the withdrawal request is received by AUL at its Corporate Office. If a withdrawal is requested that would leave the Participant's FIA Value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.




If a Participant has more than one(1) Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and Participant's Fixed Income Account Value, see "Cash Withdrawals."


A Participant's Fixed Income Account Value may be transferred from the FIA to the Variable Account subject to certain limitations. Where a Participant has outstanding loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of the Participant's Fixed Income Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's Fixed Income Account Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Income Account Value as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's Fixed Income Account Values will be effected on a first-in, first-out basis. If a Participant has more than one (1) Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level.

The 20 percent restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA Contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment Option to Participants under the Contract; and (2) the Owner (or Plan Sponsor) does not select either the MMIA or the Vanguard Short-Term Federal Bond Investment Accounts as available Investment Options to Participants under the Contract. Then, in lieu of the 20 percent restriction and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after ninety (90) days have elapsed since the last previous transfer from the FIA.

In some Contracts where no Participant Accounts are maintained, transfers from the FIA may not be permitted at Contract Termination or for certain non-benefit responsive benefits when the FIA is to be paid in installments.



Except as noted previously, generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.

AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.


In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a MVA.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.

TRANSFER OF INTEREST OPTION

Participants may elect to use interest earned in their FIA to purchase Accumulation Units in one (1) or more Variable Accounts. Upon receipt at AUL's Corporate Office of properly executed written instructions to do so, AUL will, on the last business day of each month and monthly thereafter, use the interest earned in the FIA during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment Account or Accounts to be purchased and a percentage allocation among Investment Accounts if more than one
(1) Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.


To participate in this Option, a Participant;s FIA Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one (1) year. Amounts transferred out of the FIA under this Option will be considered a part of the 20 percent maximum amount that can be transferred from the FIA to a Variable Account during any given Contract Year.





CONTRACT CHARGES


The withdrawal charge will be the same for amounts withdrawn from a Participant's FIA Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the FIA. The Asset Charge will not be assessed against the FIA, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the FIA. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the FIA; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."


An investment liquidation charge or MVA, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See "Termination by the Owner" and "The Fixed Interest Account."

PAYMENTS FROM THE FIXED INTEREST ACCOUNT

Withdrawals and transfers from the FIA or other distribution based upon a Participant's FIA Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at its Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's FIA Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or 457 Program, see "Termination by the Owner."



LOANS FROM THE FIXED INTEREST ACCOUNT

A Participant under a 403(b) Contract, other than an Employer Sponsored 403(b) Contract, who has a Participant Account Value in the FIA may borrow money from AUL using the Participant's Fixed Interest Account Value as the only security for the loan by submitting a proper written request to AUL's Corporate Office. A loan may be taken any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is $2,000, unless a lower minimum loan amount is specified by state law or Department of Labor regulations. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior twelve (12) months, does not exceed the lesser of (1) 50 percent of the Participant's Withdrawal Value in the FIA, or
(2) $50,000. The Participant's Withdrawal Value in the FIA, which must be at least twice the amount of the outstanding loan balance, shall serve as security for the loan, and shall continue to earn interest as described under "Interest." Payment by AUL of the loan amount may be delayed for up to six (6) months. If a Participant has more than one (1) Participant Account invested in the FIA, then the account in which funds are to be held as security for the loan must be specified, and any loan restrictions shall be effective at an Account level.


Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be declared by AUL at the beginning of each calendar quarter, or, with respect to Contracts or Participants in some states, annually. The interest charged will be determined under a procedure specified in the loan provision of the Contract; the interest rate generally follows the Moody's Corporate Bond Yield Average-Monthly Average Corporates as published by Moody's Investors Service. However, no change from a previously established rate will be made in an amount less than .50 percent in any periodic adjustment. The Contract should be consulted for more information. The loan balance shall also be subject to a loan expense charge equal to 2 percent of each loan repayment unless such a charge is prohibited by state law.


Loans to Participants must be repaid within a term of five (5) years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly. Upon receipt of a repayment, AUL will deduct the 2 percent expense charge from the repayment and will apply the balance first to any accrued interest and then to the outstanding loan principal.


If a loan either remains unpaid at the end of its term, or if at any time during the Accumulation Period, 102 percent of the total of all the Participant's loan balances equals the Participant's Withdrawal Value allocated to the FIA, then AUL will deduct these loan balances, as well as an expense charge equal to 2 percent of the outstanding loan balances, from the Participant's FIA Value to the extent permitted by law. If a Participant has outstanding loans, then withdrawals or transfers to the Variable Account will be permitted only to the extent that the remaining Participant's Withdrawal Value in the FIA equals or exceeds twice the total of any outstanding loans under the Contract. All loan balances plus the 2 percent expense charge must be paid or satisfied in full before any amount based upon a Participant's FIA Value is paid as a withdrawal, as a death benefit, upon annuitization, or other permitted distribution.


The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with
Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law as determined by AUL. It should be noted that the IRS has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner. As the lender, AUL may, by Contract amendment, limit the availability of future loans of this type under the Contract


                              MORE ABOUT THE CONTRACTS

DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at its Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the beneficiary designation. For instance, under an Employee Benefit Plan or Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.

ASSIGNABILITY


In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.



PROOF OF AGE AND SURVIVAL

AUL may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS

If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.

TERMINATION OF RECORDKEEPING SERVICES

AUL generally provides Plan recordkeeping services when all of a Plan's funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any administrative services agreement between the Owner and AUL regarding the Owner's Plan, then AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract.

                              FEDERAL TAX MATTERS

INTRODUCTION

The Contracts described in this Prospectus are designed for use by Employer, association, and other group retirement plans under the provisions of Sections 401, 403(b), 408, 408A, 409A and 457 of the Internal Revenue Code and certain other Employee Benefit Plans such as HRA, HSA and OPEB plans. The ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the IRS, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving annuity payments under a Contract should consult a qualified tax advisor.



AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).


Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards is determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.



TAX TREATMENT OF RETIREMENT PROGRAMS

The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in the Contracts. The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer contributions until a distribution occurs, either as a lump-sum payment or annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.

The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from most Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.


401 EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If a Participant under a 401 Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full annuity payment will be taxable. If the annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no contributions that were taxable to the Participant in the year made, there would be no portion excludable.

403(b) Plans

On July 26, 2007, the Internal Revenue Service (IRS) issued final regulations for tax-sheltered annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) plans must be maintained and administered. The final regulations are generally effective for plan years beginning on or after January 1, 2009. The intended effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction contributions, such as 401(k) plans and 457(b) plans.

Items of particular interest or significance covered by these new regulations are 1) by January 1, 2009, all 403(b) arrangements must have a written plan, 2) as of September 24, 2007, transfers previously permitted pursuant to Revenue Ruling 90-24 are no longer allowed, 3) nontaxable transfers of assets are permitted, provided that the transfer is a change of investment among approved vendors within the same plan, to a plan of another employer, or if there is an information-sharing agreement in place with the successor vendor, 4) plans may include language that permits plan termination and distribution of benefits, 5) employers must ensure that loans and hardship distributions are made in accordance with the applicable plan and IRS rules, 6) employers must have a services agreement in place with each approved vendor, 7) employers must have a process to ensure contributions are made in compliance with the applicable limits, and 8) contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen (15) days after the end of the month.



408 and 408A PROGRAMS

     1. Individual Retirement Annuities

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, a Simple IRA plan and a traditional Individual Retirement Annuity/Account ("IRA"). These IRA annuities are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the IRS. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.



If a Participant under a 408 Program makes a withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when annuity payments commence.

  2. Roth IRA


A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


409A and 457 PROGRAMS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer a portion of their compensation without paying current taxes in either a 457(b) eligible plan or a 457(f) ineligible plan.

If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when annuity payments commence or other distribution is made (governmental) or when paid or made available (non-governmental).

In a 457(f) ineligible plan, contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services).

The nonqualified deferred compensation plan of any employer who is not eligible to establish a 457 plan - and any 457(f) plan - are subject to Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.


HSA, HRA, and OPEB Employee Benefit Plans

A Health Savings Account (HSA) is a plan sponsor-provided tax-exempt trust established pursuant to Internal Revenue Code Section 223 that is used exclusively to pay or reimburse incurred "qualified medical expenses" incurred by an employee for "medical care" as defined in Code Section 213(d). With an HSA, the employee can claim a tax deduction for contributions he or she makes to the HSA, employer contributions to the HSA may be excluded from the employee's gross income, contributions remain in the employee's account from year to year until used, interest or other earnings on the assets in the account are tax-free, distributions for qualified medical expenses are tax-free, and the HSA remains with the employee should he or she change employers or leave the work force.

A Health Reimbursement Arrangement (HRA) is a plan sponsor-provided accident and health plan that is used exclusively to reimburse expenses incurred by an employee for medical care as defined in Code Section 213(d). An HRA is funded solely by the employer. Employees are reimbursed tax-free for qualified medical expenses up to a maximum dollar amount for a coverage period. Employer contributions can be excluded from the employee's gross income, and any unused amounts in the HRA can be carried forward for reimbursement in later years.


A GASB ("Governmental Accounting Standards Board") 45 OPEB ("Other Post-Employment Benefit") plan is a plan sponsor-provided non-pension benefit plan that is used to provide post-employment benefits for former employees through a Voluntary Employees Beneficiary Association (VEBA) or a Grantor Integral Trust. These benefits generally include certain health care benefits. Employer contributions and trust earnings are tax-exempt, and reimbursements of medical costs are excludible from the employee's gross income.


TAX PENALTY

Any distribution made to a Participant from a 401 Employee Benefit Plan, 403(b) Program, or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:


   (a) the Participant has attained age 59 1/2;
   (b) the Participant has died; or
   (c) the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.


Any permitted distribution from a Participant Account under a 403(b) Program will be subject to a 10 percent excise tax unless the Participant satisfies one
(1) of the exemptions listed above for Employee Benefit Plans. See "Constraints on Withdrawals - 403(b) Programs."



WITHHOLDING

Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic annuity payments for a fixed period of fewer than ten (10) years, are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax contributions


All other types of distributions from 401 Employee Benefit Plans and 403(b) Programs and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.


Withholding on annuity payments and other distributions from the Contract will be made in accordance with regulations of the IRS.


                                OTHER INFORMATION

VOTING OF SHARES OF THE FUNDS

AUL is the legal owner of the shares of the Portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act.

AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Plan. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular Portfolio as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.


Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.

SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Variable Account or any Investment Account or that the Variable Account or any Investment Account may purchase. If shares of any or all of the Portfolios of a Fund should become unavailable for investment, or if, in the judgment of AUL's management, further investment in shares of any or all Portfolios of a Fund should become inappropriate in view of the purposes of the Contracts, AUL may substitute shares of another Portfolio of a Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contracts. AUL may also purchase, through the Variable Account, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners or as permitted by federal law.

Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account or the Variable Account without notice, Owner or Participant approval, or prior approval of the SEC or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

AUL also reserves the right to establish additional Investment Accounts of the Variable Account that would invest in a new Portfolio of a Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Investment Accounts may be established in the sole discretion of AUL, and any new Investment Account will be made available to existing Owners on a basis to be determined by AUL. Not all Investment Accounts may be available under a particular Contract. AUL may also eliminate or combine one or more Investment Accounts or cease permitting new allocations to an Investment Account if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to any required regulatory approvals, AUL reserves the right to transfer assets of any Investment Account of the Variable Account to another separate account or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate endorsement, make such changes in these and other Contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by AUL to be in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the 1940 Act or any other form permitted by law, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Variable Account.


REDEMPTION FEES

     Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.



CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest defined in the Contract credited to amounts allocated to the FIA for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.


Depending on the Contract, after the fifth (5th) anniversary of a Contract, AUL has the right to change any annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.

RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new contributions under a Contract and to refuse to accept new Participants under a Contract.

PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's

Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.

LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP, Washington, D.C.




                       STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY...........................................    3
DISTRIBUTION OF CONTRACTS.................................................    3
CUSTODY OF ASSETS.........................................................    3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS...............................    3
  403(b) Programs.........................................................    3
  408 and 408A Programs...................................................    4
  457(b)Programs..........................................................    4
  Employee Benefit Plans..................................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................    4
FINANCIAL STATEMENTS......................................................    5

A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.

================================================================================



          No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


          AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All Contracts referred to in this Prospectus are also included in that filing.


          The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


================================================================================



                             AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts
                                     Sold By

                                 AMERICAN UNITED
                            LIFE INSURANCE COMPANY(R)


                               One American Square
                           Indianapolis, Indiana 46282


                                   PROSPECTUS



                             Dated: May 2, 2008




================================================================================



================================================================================


                       STATEMENT OF ADDITIONAL INFORMATION




                                   May 2, 2008




                             AUL American Unit Trust
                        Group Variable Annuity Contracts

                                   Offered By


                    American United Life Insurance Company(R)
                               One American Square
                           Indianapolis, Indiana 46282


                                 (800) 249-6269




                   Annuity Service Office Mail Address:
                 P.O. Box 6148, Indianapolis, Indiana 46206-6148




         This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Unit Trust, dated May 2, 2008.


         A Prospectus is available without charge by calling or writing to American United Life Insurance Company(R) at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.

                                TABLE OF CONTENTS


Description                                                                Page
GENERAL INFORMATION AND HISTORY...........................................    3
DISTRIBUTION OF CONTRACTS.................................................    3
CUSTODY OF ASSETS.........................................................    3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS...............................    3
  403(b) Programs.........................................................    3
  408 and 408A Programs...................................................    4
  457 Programs............................................................    4
  Employee Benefit Plans..................................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................    4
FINANCIAL STATEMENTS......................................................    4

                         GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

                            DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and members of the Financial Industry Regulation Authority.


OneAmerica  Securities,   Inc.  serves  as  the  Principal  Underwriter  without
compensation from the Variable Account.

                                CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of Funds offered hereunder.


                   LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) PROGRAMS


Contributions to a 403(b) Program are excludable from a Participant's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant's salary reduction contributions to a 403(b) Program to $15,500 for 2008. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least fifteen (15) years of service for a "qualified organization" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years.




Section 415(c) also provides an overall limit on the amount of Employer and Participant's salary reduction contributions to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $46,000, or (b) 100% of the Participant's annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.


The limits described above do not apply to amounts "rolled over" from another eligible retirement program. A Participant who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another eligible retirement program or an IRA within sixty (60) days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or the Participan's beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS


Contributions to the individual retirement annuity/account of a Participant under a 408 or 408A Program that is described in Section 408(c) of the Internal Revenue Code are subject to the limits on contributions to individual retirement accounts under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions to an individual retirement annuity/account are limited to the lesser of $5,000 per year or the Participant's annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by $1,000. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $5,000 limit. The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.




Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.


Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 25 percent of the Participant's compensation, or (b) $46,000. Salary reduction contributions, if any, are subject to additional annual limits.




457 PROGRAMS

Deferrals by a Participant to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $15,500, or (b) 100 percent of the Participant's includable compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457 (b) limit is increased during the last three (3) years ending before the Participant reaches his normal retirement age under the 457 Program.




EMPLOYEE BENEFIT PLANS

The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $46,000, or (b) 100 percent of a Participant's annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

The annual maximum contribution to a Health Savings Account ("HAS") for 2008 is $2,900 for an individual and $5,800 for a family. All contributions to an HSA, regardless of source, count toward the annual maximum. These limits may be increased by certain catch-up contributions for HSA plan participants who are age 55 and over.

There are no IRS-imposed maximum contribution limits on Health Reimbursement Arrangements ("HRA") or GASB 45 Other Post-Employment Benefit "OPEB" plan contributions. However, each employer's plan will most likely set a limit. Contributions made by an employer to the employee's account are not considered income.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The combined balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2007 and 2006 and the related combined statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended December 31, 2007, December 31, 2006 and December 31, 2005, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.



 FINANCIAL STATEMENTS
FINANCIALS OF THE REGISTRANT


The financial statements of the AUL American Unit Trust as of December 31, 2007 are included in this Statement of Additional Information.


A MESSAGE FROM
THE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF
AMERICAN UNITED LIFE INSURANCE COMPANY(R)

TO PARTICIPANTS IN AUL AMERICAN UNIT TRUST

The year 2007 can be described as a year of disappointments, surprises and increased volatility. The topic of every conversation seemed to focus on the subprime mortgage meltdown. As the year progressed, it also became apparent that the deteriorating credit situation was having a negative impact on consumer spending. This, in turn, has threatened to drag the U.S. economy into a recession.

The first half of 2007 provided attractive stock market gains with the Dow Jones Industrial Average (DJIA) breaking above two price level milestones - 13000 and 14000. But worries about the housing crisis and the potential for a U.S. recession caused increased pressure on stock prices in the second half of the year. Although the broad market indices ended the year in positive territory, the DJIA experienced its first formal correction since 2003 by declining 10 percent from its October peak.

By late summer, the world of fixed income finance had also changed materially. Words like "subprime", "collateralized" and "structured securities" were being uttered on trading desks and in boardrooms across America. Rumors abounded, enormous write-downs were taken, and CEOs "resigned." As a result of this increased risk aversion, Treasury securities provided superior returns within the bond market and also outperformed the S&P 500.

During 2008, we can expect a continuation of the heightened volatility that became commonplace in 2007. The Federal Reserve intervened by lowering the federal funds rate 225 basis points since last August. Congress has also crafted an economic stimulus package targeted primarily to individuals and corporations. Unfortunately, it is too early to determine the effectiveness of these efforts. As a result, we believe the investment environment will remain challenging in the current year.

In closing, American United Life Insurance Company(R) remains committed to serving your investment needs. We appreciate your continued confidence and support.

                                Dayton H. Molendorp, CLU
                                Chairman, President & Chief Executive Officer of American United Life Insurance Company(R)

Indianapolis, Indiana
February 28, 2008

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners of
AUL American Unit Trust and
Board of Directors of
American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Unit Trust (the "Trust") at December 31,2007, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the applicable periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007 by correspondence with the mutual funds, provide a reasonable basis for our opinion.


/s/ Pricewaterhousecoopers LLP

Indianapolis, Indiana
April 25, 2008

                             AUL American Unit Trust
                                OneAmerica Funds
                                      Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   95,627,014  $   88,488,886       3,855,662
Receivables: investments sold            134,954  ==============  ==============
Payables: investments redeemed          (118,424)
                                  --------------
Net assets                        $   95,643,544
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   90,896,280      14,525,291  $         6.26
Band 100                                     -               -              6.32
Band 75                                      -               -              6.39
Band 50                                      -               -              6.46
Band 25                                      -               -              6.53
Band 0                                       -               -              1.88
Band S                                 4,747,264         129,107           36.77
                                  --------------  --------------
Total                             $   95,643,544      14,654,398
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $    1,499,253
   Mortality & expense charges                                         1,291,436
                                                                  --------------
   Net investment income (loss)                                          207,817
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                            5,223,361
   Realized gain distributions                                         5,994,771
   Net change in unrealized appreciation (depreciation)               (8,850,116)
                                                                  --------------
   Net gain (loss)                                                     2,368,016
                                                                  --------------
Increase (decrease) in net assets from operations                 $    2,575,833
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $    207,817       $     211,978
   Net realized gain (loss)                                    5,223,361           4,499,373
   Realized gain distributions                                 5,994,771           6,489,306
   Net change in unrealized appreciation (depreciation)       (8,850,116)            251,847
                                                            ------------       -------------
Increase (decrease) in net assets from operations              2,575,833          11,452,504
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                   13,986,117          21,430,192
   Cost of units redeemed                                    (23,092,426)        (31,240,552)
                                                            ------------       -------------
   Increase (decrease)                                        (9,106,309)         (9,810,360)
                                                            ------------       -------------
Net increase (decrease)                                       (6,530,476)          1,642,144
Net assets, beginning                                        102,174,020         100,531,876
                                                            ------------       -------------
Net assets, ending                                          $ 95,643,544       $ 102,174,020
                                                            ============       =============

Units sold                                                     2,585,159           3,774,829
Units redeemed                                                (3,899,251)         (5,466,799)
                                                            ------------       -------------
Net increase (decrease)                                       (1,314,092)         (1,691,970)
Units outstanding, beginning                                  15,968,490          17,660,460
                                                            ------------       -------------
Units outstanding, ending                                     14,654,398          15,968,490
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $   295,166,419
Cost of units redeemed                                              (267,890,807)
Net investment income (loss)                                          16,063,780
Net realized gain (loss)                                              21,203,712
Realized gain distributions                                           23,962,312
Net change in unrealized appreciation (depreciation)                   7,138,128
                                                                 ---------------
                                                                 $    95,643,544
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     6.26        14,525   $   90,896           1.25%            2.3%
12/31/06         6.12        15,817       96,771           1.25%           12.1%
12/31/05         5.46        18,412      100,532           1.25%            8.5%
12/31/04         5.03        17,423       87,636           1.25%           13.5%
12/31/03         4.43        16,232       71,907           1.25%           34.7%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     6.32          -      $      -             1.00%            2.5%
12/31/06         6.17          -             -             1.00%           12.4%
12/31/05         5.49          -             -             1.00%            8.7%
12/31/04         5.05          -             -             1.00%           13.9%
12/31/03         4.43          -             -             1.00%           12.7%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     6.39          -      $      -             0.75%            2.8%
12/31/06         6.22          -             -             0.75%           12.7%
12/31/05         5.52          -             -             0.75%            8.9%
12/31/04         5.06          -             -             0.75%           14.2%
12/31/03         4.43          -             -             0.75%           12.7%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     6.46          -      $      -             0.50%            3.1%
12/31/06         6.27          -             -             0.50%           13.0%
12/31/05         5.55          -             -             0.50%            9.2%
12/31/04         5.08          -             -             0.50%           14.5%
12/31/03         4.44          -             -             0.50%           12.8%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     6.53          -      $      -             0.25%            3.3%
12/31/06         6.32          -             -             0.25%           13.3%
12/31/05         5.58          -             -             0.25%            9.5%
12/31/04         5.10          -             -             0.25%           14.8%
12/31/03         4.44          -             -             0.25%           12.9%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.88          -      $      -             0.00%            3.6%
12/31/06         1.81          -             -             0.00%           13.5%
12/31/05         1.60          -             -             0.00%            9.8%
12/31/04         1.46          -             -             0.00%           14.6%
12/31/03         1.27          -             -             0.00%           13.4%

                                     BAND S
--------------------------------------------------------------------------------

                              Units                 Expense as a
           Unit Value   Outstanding   Net Assets    % of Average
                             (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $    36.77           129   $    4,747           0.50%            3.0%
12/31/06        35.69           151        5,403           0.50%           13.0%
12/31/05        31.59           160        5,048           0.50%            9.3%
12/31/04        28.89           178        5,138           0.50%           14.6%
12/31/03        25.21           186        4,684           1.20%           36.8%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007     2006     2005     2004    2003
1.5%     1.4%     1.2%     0.8%    1.0%

                             AUL American Unit Trust
                                OneAmerica Funds
                                  Money Market

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   31,903,314  $   31,903,314      31,840,543
Receivables: investments sold             19,909  ==============  ==============
Payables: investments redeemed           (77,531)
                                  --------------
Net assets                        $   31,845,692
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   31,845,692      20,300,004  $         1.57
Band 100                                     -               -              1.59
Band 75                                      -               -              1.60
Band 50                                      -               -              1.62
Band 25                                      -               -              1.64
Band 0                                       -               -              1.16
                                  --------------  --------------
Total                             $   31,845,692      20,300,004
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $    1,478,756
   Mortality & expense charges                                           395,160
                                                                  --------------
   Net investment income (loss)                                        1,083,596
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                     -
                                                                  --------------
   Net gain (loss)                                                          -
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,083,596
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $  1,083,596       $     989,117
   Net realized gain (loss)                                         -                   -
   Realized gain distributions                                      -                   -
   Net change in unrealized appreciation (depreciation)             -                   -
                                                            ------------       -------------
Increase (decrease) in net assets from operations              1,083,596             989,117
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                   20,065,912          18,648,020
   Cost of units redeemed                                    (19,748,218)        (19,269,745)
                                                            ------------       -------------
   Increase (decrease)                                           317,694            (621,725)
                                                            ------------       -------------
Net increase (decrease)                                        1,401,290             367,392
Net assets, beginning                                         30,444,402          30,077,010
                                                            ------------       -------------
Net assets, ending                                          $ 31,845,692       $  30,444,402
                                                            ============       =============

Units sold                                                    13,847,022          13,183,329
Units redeemed                                               (13,630,825)        (13,596,790)
                                                            ------------       -------------
Net increase (decrease)                                          216,197            (413,461)
Units outstanding, beginning                                  20,083,807          20,497,268
                                                            ------------       -------------
Units outstanding, ending                                     20,300,004          20,083,807
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $   840,336,788
Cost of units redeemed                                              (813,556,379)
Net investment income (loss)                                           5,065,283
Net realized gain (loss)                                                    -
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                        -
                                                                 ---------------
                                                                 $    31,845,692
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.57        20,300    $  31,846           1.25%            3.5%
12/31/06         1.52        20,083       30,444           1.25%            3.1%
12/31/05         1.47        20,461       30,077           1.25%            1.4%
12/31/04         1.45        21,195       30,733           1.25%            0.0%
12/31/03         1.45        21,927       31,794           1.25%           -0.7%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.59           -     $      -             1.00%            3.7%
12/31/06         1.53           -            -             1.00%            3.6%
12/31/05         1.48           -            -             1.00%            1.7%
12/31/04         1.45           -            -             1.00%           -0.2%
12/31/03         1.45           -            -             1.00%           -0.1%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.60          -      $     -              0.75%            4.0%
12/31/06         1.54          -            -              0.75%            3.8%
12/31/05         1.48          -            -              0.75%            2.0%
12/31/04         1.46          -            -              0.75%            0.1%
12/31/03         1.45          -            -              0.75%           -0.1%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.62          -      $     -              0.50%            4.3%
12/31/06         1.55          -            -              0.50%            4.1%
12/31/05         1.49          -            -              0.50%            2.2%
12/31/04         1.46          -            -              0.50%            0.3%
12/31/03         1.45          -            -              0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.64          -      $     -              0.25%            4.5%
12/31/06         1.57          -            -              0.25%            7.6%
12/31/05         1.45          -            -              0.25%           -0.7%
12/31/04         1.46          -            -              0.25%            0.6%
12/31/03         1.46          -            -              0.25%            0.1%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.16          -      $     -              0.00%            4.8%
12/31/06         1.10          -            -              0.00%            4.6%
12/31/05         1.06          -            -              0.00%            2.7%
12/31/04         1.03          -            -              0.00%            0.9%
12/31/03         1.02          -            -              0.00%            0.9%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007     2006     2005     2004     2003
4.7%     4.5%     2.7%     0.9%     0.6%

                             AUL American Unit Trust
                                OneAmerica Funds
                              Investment Grade Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   19,702,115  $   20,168,880       1,812,398
Receivables: investments sold             25,684  ==============  ==============
Payables: investments redeemed              -
                                  --------------
Net assets                        $   19,727,799
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   19,727,799       7,662,171  $         2.57
Band 100                                    -               -               2.60
Band 75                                     -               -               2.63
Band 50                                     -               -               2.66
Band 25                                     -               -               2.69
Band 0                                      -               -               1.34
                                  --------------  --------------
Total                             $   19,727,799       7,662,171
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      923,629
   Mortality & expense charges                                           258,045
                                                                  --------------
   Net investment income (loss)                                          665,584
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (161,783)
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                  488,094
                                                                  --------------
   Net gain (loss)                                                       326,311
                                                                  --------------
Increase (decrease) in net assets from operations                 $      991,895
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $    665,584       $     852,164
   Net realized gain (loss)                                     (161,783)           (310,266)
   Realized gain distributions                                      -                   -
   Net change in unrealized appreciation (depreciation)          488,094              (5,984)
                                                            ------------       -------------
Increase (decrease) in net assets from operations                991,895             535,914
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                    2,820,000           5,770,702
   Cost of units redeemed                                     (6,693,247)        (13,198,506)
                                                            ------------       -------------
   Increase (decrease)                                        (3,873,247)         (7,427,804)
                                                            ------------       -------------
Net increase (decrease)                                       (2,881,352)         (6,891,890)
Net assets, beginning                                         22,609,151          29,501,041
                                                            ------------       -------------
Net assets, ending                                          $ 19,727,799       $  22,609,151
                                                            ============       =============

Units sold                                                     1,859,871           2,599,815
Units redeemed                                                (3,423,829)         (5,717,145)
                                                            ------------       -------------
Net increase (decrease)                                       (1,563,958)         (3,117,330)
Units outstanding, beginning                                   9,226,129          12,343,459
                                                            ------------       -------------
Units outstanding, ending                                      7,662,171           9,226,129
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $   209,037,867
Cost of units redeemed                                              (198,544,159)
Net investment income (loss)                                           9,235,896
Net realized gain (loss)                                                 438,408
Realized gain distributions                                               26,552
Net change in unrealized appreciation (depreciation)                    (466,765)
                                                                 ---------------
                                                                 $    19,727,799
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.57         7,662    $  19,728           1.25%            5.1%
12/31/06         2.45         9,226       22,609           1.25%            2.5%
12/31/05         2.39        12,344       29,501           1.25%            0.8%
12/31/04         2.37        12,781       30,291           1.25%            3.0%
12/31/03         2.30        13,270       30,522           1.25%            3.6%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.60          -      $     -              1.00%            5.3%
12/31/06         2.47          -            -              1.00%            2.8%
12/31/05         2.40          -            -              1.00%            1.3%
12/31/04         2.37          -            -              1.00%            2.9%
12/31/03         2.31          -            -              1.00%            0.6%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.63          -      $     -              0.75%            5.6%
12/31/06         2.49          -            -              0.75%            3.0%
12/31/05         2.42          -            -              0.75%            1.5%
12/31/04         2.38          -            -              0.75%            3.2%
12/31/03         2.31          -            -              0.75%            0.7%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.66          -      $     -              0.50%            5.9%
12/31/06         2.51          -            -              0.50%            3.3%
12/31/05         2.43          -            -              0.50%            1.8%
12/31/04         2.39          -            -              0.50%            3.5%
12/31/03         2.31          -            -              0.50%            0.7%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.69          -      $     -              0.25%            6.1%
12/31/06         2.53          -            -              0.25%            3.6%
12/31/05         2.44          -            -              0.25%            2.0%
12/31/04         2.40          -            -              0.25%            3.7%
12/31/03         2.31                       -              0.25%            0.8%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.34          -      $     -              0.00%            6.4%
12/31/06         1.26          -            -              0.00%            3.8%
12/31/05         1.21          -            -              0.00%            2.3%
12/31/04         1.18          -            -              0.00%            4.1%
12/31/03         1.14          -            -              0.00%            0.8%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007     2006     2005     2004     2003
4.4%     4.4%     4.0%     3.7%     4.2%

                             AUL American Unit Trust
                                OneAmerica Funds
                                 Asset Director

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $  101,223,520  $   97,838,233       5,452,214
Receivables: investments sold             45,770  ==============  ==============
Payables: investments redeemed               (38)
                                  --------------
Net assets                        $  101,269,252
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $  101,269,252      21,938,209  $         4.62
Band 100                                     -               -              4.67
Band 75                                      -               -              4.72
Band 50                                      -               -              4.77
Band 25                                      -               -              4.82
Band 0                                       -               -              1.73
                                  --------------  --------------
Total                             $  101,269,252      21,938,209
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $    2,515,424
   Mortality & expense charges                                         1,250,780
                                                                  --------------
   Net investment income (loss)                                        1,264,644
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                            4,803,697
   Realized gain distributions                                         3,096,314
   Net change in unrealized appreciation (depreciation)               (6,262,448)
                                                                  --------------
   Net gain (loss)                                                     1,637,563
                                                                  --------------
Increase (decrease) in net assets from operations                 $    2,902,207
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $  1,264,644       $     925,494
   Net realized gain (loss)                                    4,803,697           1,921,281
   Realized gain distributions                                 3,096,314           3,279,271
   Net change in unrealized appreciation
      (depreciation)                                          (6,262,448)            226,679
                                                            ------------       -------------
Increase (decrease) in net assets from operations              2,902,207           6,352,725
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                   43,443,664          30,933,730
   Cost of units redeemed                                    (29,055,224)        (17,176,858)
                                                            ------------       -------------
   Increase (decrease)                                        14,388,440          13,756,872
                                                            ------------       -------------
Net increase (decrease)                                       17,290,647          20,109,597
Net assets, beginning                                         83,978,605          63,869,008
                                                            ------------       -------------
Net assets, ending                                          $101,269,252       $  83,978,605
                                                            ============       =============

Units sold                                                    11,060,640           7,707,482
Units redeemed                                                (8,001,851)         (4,544,003)
                                                            ------------       -------------
Net increase (decrease)                                        3,058,789           3,163,479
Units outstanding, beginning                                  18,879,420          15,715,941
                                                            ------------       -------------
Units outstanding, ending                                     21,938,209          18,879,420
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $   186,698,639
Cost of units redeemed                                              (126,483,046)
Net investment income (loss)                                          15,220,137
Net realized gain (loss)                                              10,786,517
Realized gain distributions                                           11,661,718
Net change in unrealized appreciation (depreciation)                   3,385,287
                                                                 ---------------
                                                                 $   101,269,252
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     4.62        21,938   $  101,269           1.25%            3.8%
12/31/06         4.45        18,879       83,979           1.25%            9.0%
12/31/05         4.08        15,654       63,869           1.25%            6.5%
12/31/04         3.83        14,905       57,088           1.25%           10.1%
12/31/03         3.48        13,397       46,623           1.25%           26.1%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     4.67           -     $      -             1.00%            4.0%
12/31/06         4.48           -            -             1.00%            9.4%
12/31/05         4.10           -            -             1.00%            6.6%
12/31/04         3.85           -            -             1.00%           10.5%
12/31/03         3.48           -            -             1.00%            9.5%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     4.72           -     $      -             0.75%            4.3%
12/31/06         4.52           -            -             0.75%            9.7%
12/31/05         4.12           -            -             0.75%            6.8%
12/31/04         3.86           -            -             0.75%           10.8%
12/31/03         3.48           -            -             0.75%            9.5%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     4.77           -     $      -             0.50%            4.6%
12/31/06         4.56           -            -             0.50%           10.0%
12/31/05         4.14           -            -             0.50%            7.1%
12/31/04         3.87           -            -             0.50%           11.0%
12/31/03         3.49           -            -             0.50%            9.6%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     4.82           -     $      -             0.25%            4.8%
12/31/06         4.59           -            -             0.25%           10.2%
12/31/05         4.17           -            -             0.25%            7.4%
12/31/04         3.88           -            -             0.25%           11.3%
12/31/03         3.49           -            -             0.25%            9.7%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.73           -     $      -             0.00%            5.1%
12/31/06         1.65           -            -             0.00%           10.5%
12/31/05         1.49           -            -             0.00%            7.6%
12/31/04         1.38           -            -             0.00%           11.3%
12/31/03         1.24           -            -             0.00%           10.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
2.7%       2.5%       1.9%       1.7%       1.9%

                             AUL American Unit Trust
                                OneAmerica Funds
                               Socially Responsive

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      971,604  $      983,388          93,458
Receivables: investments sold              2,295  ==============  ==============
Payables: investments redeemed            (3,339)
                                  --------------
Net assets                        $      970,560
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      970,560         934,786  $         1.04
Band 100                                     -               -              1.04
Band 75                                      -               -              1.05
Band 50                                      -               -              1.05
Band 25                                      -               -              1.06
Band 0                                       -               -              1.06
                                  --------------  --------------
Total                             $      970,560         934,786
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        9,353
   Mortality & expense charges                                            10,428
                                                                  --------------
   Net investment income (loss)                                           (1,075)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               16,294
   Realized gain distributions                                             7,008
   Net change in unrealized appreciation (depreciation)                  (14,637)
                                                                  --------------
   Net gain (loss)                                                         8,665
                                                                  --------------
Increase (decrease) in net assets from operations                 $        7,590
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the Period
                                                              Year ended        from 3/31/06
                                                              12/31/2007       to 12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     (1,075)              2,525
   Net realized gain (loss)                                       16,294                 246
   Realized gain distributions                                     7,008                  -
   Net change in unrealized appreciation
      (depreciation)                                             (14,637)              2,853
                                                            ------------       -------------
Increase (decrease) in net assets from operations                  7,590               5,624
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      391,246             702,211
   Cost of units redeemed                                       (132,602)             (3,509)
                                                            ------------       -------------
   Increase (decrease)                                           258,644             698,702
                                                            ------------       -------------
Net increase (decrease)                                          266,234             704,326
Net assets, beginning                                            704,326                 -
                                                            ------------       -------------
Net assets, ending                                          $    970,560             704,326
                                                            ============       =============

Units sold                                                       361,517             696,640
Units redeemed                                                  (119,850)             (3,521)
                                                            ------------       -------------
Net increase (decrease)                                          241,667             693,119
Units outstanding, beginning                                     693,119                 -
                                                            ------------       -------------
Units outstanding, ending                                        934,786             693,119
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     1,093,457
Cost of units redeemed                                                  (136,111)
Net investment income (loss)                                               1,450
Net realized gain (loss)                                                  16,540
Realized gain distributions                                                7,008
Net change in unrealized appreciation (depreciation)                     (11,784)
                                                                 ---------------
                                                                 $       970,560
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.04           935   $      971           1.25%            2.2%
12/31/06         1.02           693          704           1.25%            1.6%
03/31/06         1.00           -            -             0.00%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.04           -     $      -             1.00%            2.4%
12/31/06         1.02           -            -             1.00%            1.8%
03/31/06         1.00           -            -             0.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.05           -     $      -             0.75%            2.7%
12/31/06         1.02           -            -             0.75%            2.0%
03/31/06         1.00           -            -             0.00%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.05           -     $      -             0.50%            2.9%
12/31/06         1.02           -            -             0.50%            2.2%
03/31/06         1.00           -            -             0.00%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.06           -     $      -             0.25%            3.2%
12/31/06         1.02           -            -             0.25%            2.4%
03/31/06         1.00           -            -             0.00%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.06           -     $      -             0.00%            3.5%
12/31/06         1.03           -            -             0.00%            2.6%
03/31/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
1.1%       1.0%

                             AUL American Unit Trust
                                OneAmerica Funds
                            Asset Director (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    7,298,657  $    7,605,382         395,372
Receivables: investments sold             19,868  ==============  ==============
Payables: investments redeemed                (2)
                                  --------------
Net assets                        $    7,318,523
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    5,806,228       3,412,279  $         1.70
Band 100                                     -               -              1.72
Band 75                                      -               -              1.74
Band 50                                1,064,095         605,736            1.76
Band 25                                      -               -              1.78
Band 0                                   448,200         248,218            1.81
                                  --------------  --------------
Total                             $    7,318,523       4,266,233
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      159,453
   Mortality & expense charges                                            64,037
                                                                  --------------
   Net investment income (loss)                                           95,416
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              167,849
   Realized gain distributions                                           218,730
   Net change in unrealized appreciation (depreciation)                 (310,153)
                                                                  --------------
   Net gain (loss)                                                        76,426
                                                                  --------------
Increase (decrease) in net assets from operations                 $      171,842
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     95,416       $      56,536
   Net realized gain (loss)                                      167,849              54,147
   Realized gain distributions                                   218,730             171,946
   Net change in unrealized appreciation
      (depreciation)                                            (310,153)             (3,703)
                                                            ------------       -------------
Increase (decrease) in net assets from operations                171,842             278,926
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                    5,620,477           3,818,800
   Cost of units redeemed                                     (2,855,594)           (813,641)
                                                            ------------       -------------
   Increase (decrease)                                         2,764,883           3,005,159
                                                            ------------       -------------
Net increase (decrease)                                        2,936,725           3,284,085
Net assets, beginning                                          4,381,798           1,097,713
                                                            ------------       -------------
Net assets, ending                                          $  7,318,523       $   4,381,798
                                                            ============       =============

Units sold                                                     3,266,981           2,417,530
Units redeemed                                                (1,639,161)           (505,414)
                                                            ------------       -------------
Net increase (decrease)                                        1,627,820           1,912,116
Units outstanding, beginning                                   2,638,413             726,297
                                                            ------------       -------------
Units outstanding, ending                                      4,266,233           2,638,413
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    10,570,050
Cost of units redeemed                                                (3,761,168)
Net investment income (loss)                                             161,290
Net realized gain (loss)                                                 221,842
Realized gain distributions                                              433,233
Net change in unrealized appreciation (depreciation)                    (306,724)
                                                                 ---------------
                                                                 $     7,318,523
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.70         3,412   $    5,806           1.25%            3.5%
12/31/06         1.64         1,815        2,985           1.25%            8.9%
12/31/05         1.51           727        1,098           1.25%            5.6%
12/31/04         1.43           238          340           1.25%            0.7%
12/31/03         1.42           -            -             1.25%           32.7%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.72           -     $      -             1.00%            3.7%
12/31/06         1.66           -            -             1.00%            9.1%
12/31/05         1.52           -            -             1.00%            6.2%
12/31/04         1.43           -            -             1.00%           10.3%
12/31/03         1.30           -            -             1.00%            8.9%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.74           -     $      -             0.75%            4.0%
12/31/06         1.67           -            -             0.75%            9.4%
12/31/05         1.53           -            -             0.75%            6.5%
12/31/04         1.43           -            -             0.75%           10.6%
12/31/03         1.30           -            -             0.75%            9.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.76           606   $    1,064           0.50%            4.2%
12/31/06         1.69           578          975           0.50%            9.6%
12/31/05         1.54           -            -             0.50%            7.1%
12/31/04         1.43           -            -             0.50%           10.5%
12/31/03         1.30           -            -             0.50%            9.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.78           -     $      -             0.25%            4.5%
12/31/06         1.70           -            -             0.25%            9.9%
12/31/05         1.55           -            -             0.25%            7.0%
12/31/04         1.44           -            -             0.25%           11.2%
12/31/03         1.30           -            -             0.25%            9.1%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.81           248   $      448           0.00%            4.8%
12/31/06         1.72           245          422           0.00%           10.2%
12/31/05         1.56           -            -             0.00%            7.3%
12/31/04         1.46           -            -             0.00%           11.4%
12/31/03         1.31           -            -             0.00%            9.2%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
2.7%       3.2%       2.4%      30.0%       0.0%

                             AUL American Unit Trust
                                OneAmerica Funds
                         Investment Grade Bond (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,437,035  $    1,440,756         132,148
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed            (1,906)
                                  --------------
Net assets                        $    1,435,129
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,011,914         898,512  $         1.13
Band 100                                   2,522           2,216            1.14
Band 75                                      -               -              1.15
Band 50                                  420,693         361,830            1.16
Band 25                                      -               -              1.18
Band 0                                       -               -              1.20
                                  --------------  --------------
Total                             $    1,435,129       1,262,558
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       63,701
   Mortality & expense charges                                            12,990
                                                                  --------------
   Net investment income (loss)                                           50,711
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (5,155)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   18,325
                                                                  --------------
   Net gain (loss)                                                        13,170
                                                                  --------------
Increase (decrease) in net assets from operations                 $       63,881
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------  -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     50,711  $      44,531
   Net realized gain (loss)                                (5,155)        (8,331)
   Realized gain distributions                                -              -
   Net change in unrealized appreciation
      (depreciation)                                       18,325         (6,767)
                                                     ------------  -------------
Increase (decrease) in net assets from operations          63,881         29,433
                                                     ------------  -------------
Contract owner transactions:
   Proceeds from units sold                               352,023        925,509
   Cost of units redeemed                                (102,187)      (300,532)
                                                     ------------  -------------
   Increase (decrease)                                    249,836        624,977
                                                     ------------  -------------
Net increase (decrease)                                   313,717        654,410
Net assets, beginning                                   1,121,412        467,002
                                                     ------------  -------------
Net assets, ending                                   $  1,435,129  $   1,121,412
                                                     ============  =============

Units sold                                                440,793        883,842
Units redeemed                                           (213,818)      (292,386)
                                                     ------------  -------------
Net increase (decrease)                                   226,975        591,456
Units outstanding, beginning                            1,035,583        444,127
                                                     ------------  -------------
Units outstanding, ending                               1,262,558      1,035,583
                                                     ============  =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     1,913,218
Cost of units redeemed                                                  (572,495)
Net investment income (loss)                                             111,953
Net realized gain (loss)                                                 (13,826)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      (3,721)
                                                                 ---------------
                                                                 $     1,435,129
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.13          899     $  1,012            1.25%            4.8%
12/31/06         1.08          730          784            1.25%            2.4%
12/31/05         1.05          445          467            1.25%            0.0%
12/31/04         1.05           80           84            1.25%            2.9%
12/31/03         1.02          -            -              1.25%            1.0%

                                    BAND 100
--------------------------------------------------------------------------------

                             Units                  Expense as a
                       Outstanding    Net Assets    % of Average
           Unit Value       (000s)        (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.14            2     $      3            1.00%            5.0%
12/31/06         1.08          -            -              1.00%            2.5%
12/31/05         1.06          -            -              1.00%            1.0%
12/31/04         1.05          -            -              1.00%            2.7%
12/31/03         1.02          -            -              1.00%            0.3%

                                     BAND 75
--------------------------------------------------------------------------------

                             Units                  Expense as a
                       Outstanding    Net Assets    % of Average
           Unit Value       (000s)        (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.15          -       $     -             0.75%            5.3%
12/31/06         1.09          -             -             0.75%            2.7%
12/31/05         1.06          -             -             0.75%            1.2%
12/31/04         1.05          -             -             0.75%            2.9%
12/31/03         1.02          -             -             0.75%            0.3%

                                     BAND 50
--------------------------------------------------------------------------------

                             Units                  Expense as a
                       Outstanding    Net Assets    % of Average
           Unit Value       (000s)        (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.16          362     $     421           0.50%            5.6%
12/31/06         1.10          306           337           0.50%            3.0%
12/31/05         1.07          -             -             0.50%            1.5%
12/31/04         1.05          -             -             0.50%            3.2%
12/31/03         1.02          -             -             0.50%            0.4%

                                     BAND 25
--------------------------------------------------------------------------------

                             Units                  Expense as a
                       Outstanding    Net Assets    % of Average
           Unit Value       (000s)        (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.18          -       $     -             0.25%            5.8%
12/31/06         1.11          -             -             0.25%            3.3%
12/31/05         1.08          -             -             0.25%            1.7%
12/31/04         1.06          -             -             0.25%            3.4%
12/31/03         1.02          -             -             0.25%            0.5%

                                     BAND 0
--------------------------------------------------------------------------------

                             Units                  Expense as a
                       Outstanding    Net Assets    % of Average
           Unit Value       (000s)        (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.20          -       $     -             0.00%            6.1%
12/31/06         1.13          -             -             0.00%            3.5%
12/31/05         1.09          -             -             0.00%            2.0%
12/31/04         1.07          -             -             0.00%            3.7%
12/31/03         1.03          -             -             0.00%            0.5%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
5.0%       6.7%         6.6%      82.5%         0.0%

                             AUL American Unit Trust
                                OneAmerica Funds
                                 Value (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    6,967,579  $    7,531,628         284,365
Receivables: investments sold             36,009  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $    7,003,588
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    5,364,486       2,706,754  $         1.98
Band 100                                   1,979             988            2.00
Band 75                                      -               -              2.02
Band 50                                  890,388         435,165            2.05
Band 25                                      -               -              2.07
Band 0                                   746,735         355,056            2.10
                                  --------------  --------------
Total                             $    7,003,588       3,497,963
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       89,632
   Mortality & expense charges                                            69,776
                                                                  --------------
   Net investment income (loss)                                           19,856
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               71,353
   Realized gain distributions                                           440,147
   Net change in unrealized appreciation (depreciation)                 (441,371)
                                                                  --------------
   Net gain (loss)                                                        70,129
                                                                  --------------
Increase (decrease) in net assets from operations                 $       89,985
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------  -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     19,856  $      27,766
   Net realized gain (loss)                                71,353         20,414
   Realized gain distributions                            440,147        356,299
   Net change in unrealized appreciation
      (depreciation)                                     (441,371)       (88,076)
                                                     ------------  -------------
Increase (decrease) in net assets from operations          89,985        316,403
                                                     ------------  -------------
Contract owner transactions:
   Proceeds from units sold                             3,088,899      5,185,386
   Cost of units redeemed                              (1,862,268)      (801,685)
                                                     ------------  -------------
   Increase (decrease)                                  1,226,631      4,383,701
                                                     ------------  -------------
Net increase (decrease)                                 1,316,616      4,700,104
Net assets, beginning                                   5,686,972        986,868
                                                     ------------  -------------
Net assets, ending                                   $  7,003,588  $   5,686,972
                                                     ============  =============

Units sold                                              1,498,569      2,836,647
Units redeemed                                           (901,736)      (503,226)
                                                     ------------  -------------
Net increase (decrease)                                   596,833      2,333,421
Units outstanding, beginning                            2,901,130        567,709
                                                     ------------  -------------
Units outstanding, ending                               3,497,963      2,901,130
                                                     ============  =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   9,309,503
Cost of units redeemed                                                (2,748,493)
Net investment income (loss)                                              53,223
Net realized gain (loss)                                                  98,274
Realized gain distributions                                              855,129
Net change in unrealized appreciation (depreciation)                    (564,048)
                                                                   -------------
                                                                   $   7,003,588
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding  Net Assets     % of Average
           Unit Value        (000s)      (000s)       Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.98         2,707    $  5,364            1.25%            2.0%
12/31/06         1.94         2,160       4,199            1.25%           11.7%
12/31/05         1.74           567         987            1.25%            8.1%
12/31/04         1.61           -           -              1.25%           23.8%
12/31/03         1.30           -           -              1.25%           23.8%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding  Net Assets     % of Average
           Unit Value        (000s)      (000s)       Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.00             1    $      2            1.00%            2.2%
12/31/06         1.96          -            -              1.00%           12.1%
12/31/05         1.75          -            -              1.00%            8.4%
12/31/04         1.61          -            -              1.00%           13.6%
12/31/03         1.42          -            -              1.00%           12.6%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding  Net Assets     % of Average
           Unit Value        (000s)      (000s)       Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.02          -       $    -              0.75%            2.5%
12/31/06         1.98          -            -              0.75%           12.4%
12/31/05         1.76          -            -              0.75%            8.6%
12/31/04         1.62          -            -              0.75%           13.9%
12/31/03         1.42          -            -              0.75%           12.6%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding  Net Assets     % of Average
           Unit Value        (000s)      (000s)       Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.05          435     $    890            0.50%            2.7%
12/31/06         1.99          445          887            0.50%           12.6%
12/31/05         1.77          -            -              0.50%            8.9%
12/31/04         1.62          -            -              0.50%           14.2%
12/31/03         1.42          -            -              0.50%           12.7%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding  Net Assets     % of Average
           Unit Value        (000s)      (000s)       Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.07          -       $    -              0.25%            3.0%
12/31/06         2.01          -            -              0.25%           12.9%
12/31/05         1.78          -            -              0.25%            9.2%
12/31/04         1.63          -            -              0.25%           14.5%
12/31/03         1.42          -            -              0.25%           12.8%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding  Net Assets     % of Average
           Unit Value        (000s)      (000s)       Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.10          355     $    747            0.00%            3.3%
12/31/06         2.04          295          601            0.00%           13.2%
12/31/05         1.80          -            -              0.00%            9.4%
12/31/04         1.64          -            -              0.00%           14.8%
12/31/03         1.43          -            -              0.00%           12.9%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
1.4%       2.0%         3.0%       0.0%         0.0%

                             AUL American Unit Trust
                                OneAmerica Funds
                             Money Market (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,693,779  $    3,693,779       3,687,058
Receivables: investments sold              1,134  ==============  ==============
Payables: investments redeemed            (7,684)
                                  --------------
Net assets                        $    3,687,229
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,200,975       3,019,859  $         1.06
Band 100                                  16,017          14,951            1.07
Band 75                                      -               -              1.08
Band 50                                  470,237         429,722            1.09
Band 25                                      -               -              1.11
Band 0                                       -               -              1.12
                                  --------------  --------------
Total                             $    3,687,229       3,464,532
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      119,569
   Mortality & expense charges                                            30,836
                                                                  --------------
   Net investment income (loss)                                           88,733
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $       88,733
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------  -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     88,733  $      25,822
   Net realized gain (loss)                                   -              -
   Realized gain distributions                                -              -
   Net change in unrealized appreciation
      (depreciation)                                          -              -
                                                     ------------  -------------
Increase (decrease) in net assets from operations          88,733         25,822
                                                     ------------  -------------
Contract owner transactions:
   Proceeds from units sold                             4,128,998      1,980,201
   Cost of units redeemed                              (2,251,159)      (678,862)
                                                     ------------  -------------
   Increase (decrease)                                  1,877,839      1,301,339
                                                     ------------  -------------
Net increase (decrease)                                 1,966,572      1,327,161
Net assets, beginning                                   1,720,657        393,496
                                                     ------------  -------------
Net assets, ending                                   $  3,687,229  $   1,720,657
                                                     ============  =============

Units sold                                              3,955,690      2,150,669
Units redeemed                                         (2,155,580)      (880,858)
                                                     ------------  -------------
Net increase (decrease)                                 1,800,110      1,269,811
Units outstanding, beginning                            1,664,422        394,611
                                                     ------------  -------------
Units outstanding, ending                               3,464,532      1,664,422
                                                     ============  =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    6,977,987
Cost of units redeemed                                                (3,407,178)
Net investment income (loss)                                             116,420
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                  --------------
                                                                  $    3,687,229
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.06        3,020     $   3,201           1.25%            3.2%
12/31/06         1.03        1,236         1,270           1.25%            2.7%
12/31/05         1.00          393           393           1.25%            2.0%
12/31/04         0.98          -             -             1.25%           -1.0%
12/31/03         0.99          -             -             1.25%           -1.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.07           15     $      16           1.00%            3.4%
12/31/06         1.04          -             -             1.00%            3.3%
12/31/05         1.00          -             -             1.00%            1.4%
12/31/04         0.99          -             -             1.00%           -0.4%
12/31/03         0.99          -             -             1.00%           -0.2%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.08          -       $     -             0.75%            3.7%
12/31/06         1.04          -             -             0.75%            3.5%
12/31/05         1.01          -             -             0.75%            1.7%
12/31/04         0.99          -             -             0.75%           -0.2%
12/31/03         0.99          -             -             0.75%           -0.1%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.09          430     $    470            0.50%            4.0%
12/31/06         1.05          428          450            0.50%            3.8%
12/31/05         1.01          -            -              0.50%            1.9%
12/31/04         1.00          -            -              0.50%            0.0%
12/31/03         0.99          -            -              0.50%           -0.1%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.11          -       $    -              0.25%            4.2%
12/31/06         1.06          -            -              0.25%            4.0%
12/31/05         1.02          -            -              0.25%            2.2%
12/31/04         1.00          -            -              0.25%            0.3%
12/31/03         1.00          -            -              0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.12          -       $    -              0.00%            4.5%
12/31/06         1.08          -            -              0.00%            4.3%
12/31/05         1.03          -            -              0.00%            2.4%
12/31/04         1.01          -            -              0.00%            0.6%
12/31/03         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
4.4%       3.3%         2.4%       0.0%         0.0%

                             AUL American Unit Trust
                                OneAmerica Funds
                          Socially Responsive (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      385,001  $      387,745          35,555
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed           (15,961)
                                  --------------
Net assets                        $      369,040
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       40,902          39,600    $       1.03
Band 100                                   1,307           1,260            1.04
Band 75                                      -               -              1.04
Band 50                                      -               -              1.05
Band 25                                      -               -              1.05
Band 0                                   326,830         309,563            1.06
                                  --------------  --------------
Total                             $      369,040         350,423
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        2,585
   Mortality & expense charges                                                88
                                                                  --------------
   Net investment income (loss)                                            2,497
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,452
   Realized gain distributions                                             2,797
   Net change in unrealized appreciation (depreciation)                   (2,772)
                                                                  --------------
   Net gain (loss)                                                         1,477
                                                                  --------------
Increase (decrease) in net assets from operations                 $        3,974
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------  -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      2,497              1
   Net realized gain (loss)                                 1,452            -
   Realized gain distributions                              2,797            -
   Net change in unrealized appreciation
      (depreciation)                                       (2,772)            28
                                                     ------------  -------------
Increase (decrease) in net assets from operations           3,974             29
                                                     ------------  -------------
Contract owner transactions:
   Proceeds from units sold                               780,606            566
   Cost of units redeemed                                (416,135)           -
                                                     ------------  -------------
   Increase (decrease)                                    364,471            566
                                                     ------------  -------------
Net increase (decrease)                                   368,445            595
Net assets, beginning                                         595            -
                                                     ------------  -------------
Net assets, ending                                   $    369,040            595
                                                     ============  =============

Units sold                                                734,454            587
Units redeemed                                           (384,618)           -
                                                     ------------  -------------
Net increase (decrease)                                   349,836            587
Units outstanding, beginning                                  587            -
                                                     ------------  -------------
Units outstanding, ending                                 350,423            587
                                                     ============  =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     781,172
Cost of units redeemed                                                  (416,135)
Net investment income (loss)                                               2,498
Net realized gain (loss)                                                   1,452
Realized gain distributions                                                2,797
Net change in unrealized appreciation (depreciation)                      (2,744)
                                                                   -------------
                                                                   $     369,040
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.03            40    $      41           1.25%            1.9%
12/31/06         1.01             0            0           1.25%            1.4%
03/31/06         1.00          -             -             0.00%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.04            1     $      1            1.00%            2.1%
12/31/06         1.02            1            1            1.00%            1.6%
03/31/06         1.00          -            -              0.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.04          -       $     -             0.75%            2.4%
12/31/06         1.02          -             -             0.75%            1.8%
03/31/06         1.00          -             -             0.00%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.05          -       $     -             0.50%            2.6%
12/31/06         1.02          -             -             0.50%            2.0%
03/31/06         1.00          -             -             0.00%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.05          -       $     -             0.25%            2.9%
12/31/06         1.02          -             -             0.25%            2.2%
03/31/06         1.00          -             -             0.00%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.06          310     $   327             0.00%            3.1%
12/31/06         1.02          -           -               0.00%            2.4%
03/31/06         1.00          -           -               0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007      2006
1.4%      0.5%

                             AUL American Unit Trust
                                    Fidelity
                                 VIP High Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   11,642,566    $   12,445,098         1,943,609
Receivables: investments sold                      -    ==============    ==============
Payables: investments redeemed               (19,949)
                                      --------------
Net assets                            $   11,622,617
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $   11,622,617         6,531,703    $         1.78
Band 100                                           -                 -              1.80
Band 75                                            -                 -              1.82
Band 50                                            -                 -              1.84
Band 25                                            -                 -              1.86
Band 0                                             -                 -              2.14
                                      --------------    --------------
Total                                 $   11,622,617         6,531,703
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      974,327
   Mortality & expense charges                                           175,958
                                                                  --------------
   Net investment income (loss)                                          798,369
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               70,667
   Realized gain distributions                                                 -
   Net change in unrealized appreciation (depreciation)                 (571,404)
                                                                  --------------
   Net gain (loss)                                                      (500,737)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      297,632
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    798,369    $  1,045,017
   Net realized gain (loss)                               70,667         917,815
   Realized gain distributions                                 -               -
   Net change in unrealized appreciation
      (depreciation)                                    (571,404)       (159,058)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        297,632       1,803,774
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              384,097       3,553,700
   Cost of units redeemed                             (6,216,688)    (11,554,960)
                                                    ------------    ------------
   Increase (decrease)                                (5,832,591)     (8,001,260)
                                                    ------------    ------------
Net increase (decrease)                               (5,534,959)     (6,197,486)
Net assets, beginning                                 17,157,576      23,355,062
                                                    ------------    ------------
Net assets, ending                                  $ 11,622,617    $ 17,157,576
                                                    ============    ============

Units sold                                             1,798,633       2,652,899
Units redeemed                                        (5,054,006)     (7,501,509)
                                                    ------------    ------------
Net increase (decrease)                               (3,255,373)     (4,848,610)
Units outstanding, beginning                           9,787,076      14,635,686
                                                    ------------    ------------
Units outstanding, ending                              6,531,703       9,787,076
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 97,287,770
Cost of units redeemed                                               (91,643,768)
Net investment income (loss)                                          16,873,042
Net realized gain (loss)                                             (10,091,895)
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                    (802,532)
                                                                    ------------
                                                                    $ 11,622,617
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.78               6,532     $   11,623            1.25%             1.5%
12/31/06                 1.75               9,787         17,157            1.25%             9.6%
12/31/05                 1.60              14,597         23,355            1.25%             1.9%
12/31/04                 1.57              16,144         25,346            1.25%             8.3%
12/31/03                 1.45              17,161         24,884            1.25%            25.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.80                -     $        -               1.00%             1.8%
12/31/06                 1.77                -              -               1.00%            10.1%
12/31/05                 1.60                -              -               1.00%             1.7%
12/31/04                 1.58                -              -               1.00%             8.5%
12/31/03                 1.45                -              -               1.00%             4.9%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.82               -     $        -                0.75%             2.0%
12/31/06                 1.78               -              -                0.75%            10.4%
12/31/05                 1.61               -              -                0.75%             1.9%
12/31/04                 1.58               -              -                0.75%             8.8%
12/31/03                 1.46               -              -                0.75%             4.9%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.84               -     $        -                0.50%             2.3%
12/31/06                 1.80               -              -                0.50%            10.7%
12/31/05                 1.62               -              -                0.50%             2.2%
12/31/04                 1.59               -              -                0.50%             9.0%
12/31/03                 1.46               -              -                0.50%             5.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.86               -     $        -                0.25%             2.5%
12/31/06                 1.81               -              -                0.25%            11.0%
12/31/05                 1.63               -              -                0.25%             2.4%
12/31/04                 1.59               -              -                0.25%             9.3%
12/31/03                 1.46               -              -                0.25%             5.1%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.14               -     $        -                0.00%             2.8%
12/31/06                 2.08               -              -                0.00%            11.2%
12/31/05                 1.87               -              -                0.00%             2.7%
12/31/04                 1.82               -              -                0.00%             9.8%
12/31/03                 1.66               -              -                0.00%             5.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006          2005      2004         2003
6.8%       6.4%         14.9%      8.3%         6.7%

                             AUL American Unit Trust
                                    Fidelity
                                   VIP Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   92,262,102    $   60,133,977         1,837,201
Receivables: investments sold                      -    ==============    ==============
Payables: investments redeemed            (9,367,515)
                                      --------------
Net assets                            $   82,894,587
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $   82,894,587        23,329,762    $         3.55
Band 100                                           -                 -              3.59
Band 75                                            -                 -              3.63
Band 50                                            -                 -              3.67
Band 25                                            -                 -              3.71
Band 0                                             -                 -              4.27
                                      --------------    --------------
Total                                 $   82,894,587        23,329,762
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $    789,154
   Mortality & expense charges                                         1,157,235
                                                                    ------------
   Net investment income (loss)                                         (368,081)
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                            2,094,260
   Realized gain distributions                                            75,420
   Net change in unrealized appreciation (depreciation)               18,987,961
                                                                    ------------
   Net gain (loss)                                                    21,157,641
                                                                    ------------
Increase (decrease) in net assets from operations                   $ 20,789,560
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $   (368,081)   $   (903,005)
   Net realized gain (loss)                            2,094,260     (18,803,807)
   Realized gain distributions                            75,420               -
   Net change in unrealized appreciation
      (depreciation)                                  18,987,961      25,846,673
                                                    ------------    ------------
Increase (decrease) in net assets from operations     20,789,560       6,139,861
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                           (8,873,914)     12,972,975
   Cost of units redeemed                            (27,097,144)    (54,213,077)
                                                    ------------    ------------
   Increase (decrease)                               (35,971,058)    (41,240,102)
                                                    ------------    ------------
Net increase (decrease)                              (15,181,498)    (35,100,241)
Net assets, beginning                                 98,076,085     133,176,326
                                                    ------------    ------------
Net assets, ending                                  $ 82,894,587    $ 98,076,085
                                                    ============    ============

Units sold                                             4,249,789       6,714,086
Units redeemed                                       (15,527,939)    (21,696,458)
                                                    ------------    ------------
Net increase (decrease)                              (11,278,150)    (14,982,372)
Units outstanding, beginning                          34,607,912      49,590,284
                                                    ------------    ------------
Units outstanding, ending                             23,329,762      34,607,912
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 452,462,999
Cost of units redeemed                                              (417,509,434)
Net investment income (loss)                                          25,619,376
Net realized gain (loss)                                             (20,094,918)
Realized gain distributions                                           10,288,439
Net change in unrealized appreciation (depreciation)                  32,128,125
                                                                   -------------
                                                                   $  82,894,587
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       3.55              23,330     $   82,895            1.25%            25.4%
12/31/06                 2.83              34,608         98,076            1.25%             5.4%
12/31/05                 2.69              49,508        133,176            1.25%             4.7%
12/31/04                 2.57              55,682        143,102            1.25%             2.0%
12/31/03                 2.52              54,456        137,228            1.25%            31.3%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       3.59               -     $        -                1.00%            25.7%
12/31/06                 2.86               -              -                1.00%             5.8%
12/31/05                 2.70               -              -                1.00%             4.6%
12/31/04                 2.58               -              -                1.00%             2.5%
12/31/03                 2.52               -              -                1.00%             8.1%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       3.63               -     $        -                0.75%            26.0%
12/31/06                 2.88               -              -                0.75%             6.1%
12/31/05                 2.72               -              -                0.75%             4.8%
12/31/04                 2.59               -              -                0.75%             2.8%
12/31/03                 2.52               -              -                0.75%             8.2%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       3.67               -     $        -                0.50%            26.3%
12/31/06                 2.90               -              -                0.50%             6.3%
12/31/05                 2.73               -              -                0.50%             5.1%
12/31/04                 2.60               -              -                0.50%             3.0%
12/31/03                 2.52               -              -                0.50%             8.2%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       3.71               -     $        -                0.25%            26.6%
12/31/06                 2.93               -              -                0.25%             6.6%
12/31/05                 2.75               -              -                0.25%             5.4%
12/31/04                 2.61               -              -                0.25%             3.3%
12/31/03                 2.52               -              -                0.25%             8.3%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       4.27               -     $        -                0.00%            27.0%
12/31/06                 3.36               -              -                0.00%             6.8%
12/31/05                 3.15               -              -                0.00%             5.6%
12/31/04                 2.98               -              -                0.00%             3.5%
12/31/03                 2.88               -              -                0.00%             8.4%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
0.9%       0.4%         0.5%       0.3%         0.3%

                             AUL American Unit Trust
                                    Fidelity
                                  VIP Overseas

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   31,202,785    $   23,903,127         1,060,326
Receivables: investments sold                      -    ==============    ==============
Payables: investments redeemed            (4,356,206)
                                      --------------
Net assets                            $   26,846,579
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $   26,846,579         9,087,874    $         2.95
Band 100                                           -                 -              2.99
Band 75                                            -                 -              3.02
Band 50                                            -                 -              3.05
Band 25                                            -                 -              3.08
Band 0                                             -                 -              3.55
                                      --------------    --------------
Total                                 $   26,846,579         9,087,874
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $  1,079,212
   Mortality & expense charges                                           421,583
                                                                    ------------
   Net investment income (loss)                                          657,629
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                            4,628,272
   Realized gain distributions                                         2,291,494
   Net change in unrealized appreciation (depreciation)               (2,575,629)
                                                                    ------------
   Net gain (loss)                                                     4,344,137
                                                                    ------------
Increase (decrease) in net assets from operations                   $  5,001,766
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    657,629    $   (126,319)
   Net realized gain (loss)                            4,628,272       4,112,257
   Realized gain distributions                         2,291,494         211,309
   Net change in unrealized appreciation
      (depreciation)                                  (2,575,629)      1,003,984
                                                    ------------    ------------
Increase (decrease) in net assets from operations      5,001,766       5,201,231
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                             (924,434)     12,291,144
   Cost of units redeemed                            (10,939,327)    (18,530,516)
                                                    ------------    ------------
   Increase (decrease)                               (11,863,761)     (6,239,372)
                                                    ------------    ------------
Net increase (decrease)                               (6,861,995)     (1,038,141)
Net assets, beginning                                 33,708,575      34,746,716
                                                    ------------    ------------
Net assets, ending                                  $ 26,846,579    $ 33,708,575
                                                    ============    ============

Units sold                                             3,361,006       5,647,286
Units redeemed                                        (7,491,952)     (8,318,488)
                                                    ------------    ------------
Net increase (decrease)                               (4,130,946)     (2,671,202)
Units outstanding, beginning                          13,218,820      15,890,022
                                                    ------------    ------------
Units outstanding, ending                              9,087,874      13,218,820
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 434,495,638
Cost of units redeemed                                              (431,531,465)
Net investment income (loss)                                           5,243,847
Net realized gain (loss)                                               7,083,962
Realized gain distributions                                            4,254,939
Net change in unrealized appreciation (depreciation)                   7,299,659
                                                                   -------------
                                                                   $  26,846,579
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.95               9,088     $   26,847            1.25%            15.8%
12/31/06                 2.55              13,219         33,708            1.25%            16.4%
12/31/05                 2.19              15,866         34,747            1.25%            17.7%
12/31/04                 1.86              16,013         29,785            1.25%            12.0%
12/31/03                 1.66              14,407         23,915            1.25%            41.9%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.99               -     $        -                1.00%            16.1%
12/31/06                 2.57               -              -                1.00%            16.9%
12/31/05                 2.20               -              -                1.00%            18.1%
12/31/04                 1.86               -              -                1.00%            12.3%
12/31/03                 1.66               -              -                1.00%            11.9%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       3.02               -     $        -                0.75%            16.4%
12/31/06                 2.59               -              -                0.75%            17.2%
12/31/05                 2.21               -              -                0.75%            18.4%
12/31/04                 1.87               -              -                0.75%            12.6%
12/31/03                 1.66               -              -                0.75%            12.7%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       3.05               -     $        -                0.50%            16.7%
12/31/06                 2.61               -              -                0.50%            17.5%
12/31/05                 2.22               -              -                0.50%            18.7%
12/31/04                 1.87               -              -                0.50%            12.9%
12/31/03                 1.66               -              -                0.50%            12.8%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       3.08               -     $        -                0.25%            17.0%
12/31/06                 2.63               -              -                0.25%            17.8%
12/31/05                 2.24               -              -                0.25%            19.0%
12/31/04                 1.88               -              -                0.25%            13.2%
12/31/03                 1.66               -              -                0.25%            12.8%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       3.55               -     $        -                0.00%            17.3%
12/31/06                 3.03               -              -                0.00%            18.1%
12/31/05                 2.56               -              -                0.00%            19.2%
12/31/04                 2.15               -              -                0.00%            13.7%
12/31/03                 1.89               -              -                0.00%            12.6%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
3.6%       0.9%         0.6%       1.1%         0.7%

                             AUL American Unit Trust
                                    Fidelity
                                VIP Asset Manager

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   60,024,989    $   51,132,938         3,260,784
Receivables: investments sold                 68,304    ==============    ==============
Payables: investments redeemed            (6,062,107)
                                      --------------
Net assets                            $   54,031,186
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $   54,031,186        21,773,695    $         2.48
Band 100                                           -                 -              2.51
Band 75                                            -                 -              2.53
Band 50                                            -                 -              2.56
Band 25                                            -                 -              2.59
Band 0                                             -                 -              2.98
                                      --------------    --------------
Total                                 $   54,031,186        21,773,695
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $  4,290,259
   Mortality & expense charges                                           899,074
                                                                    ------------
   Net investment income (loss)                                        3,391,185
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                              295,960
   Realized gain distributions                                         2,283,034
   Net change in unrealized appreciation (depreciation)                3,590,133
                                                                    ------------
   Net gain (loss)                                                     6,169,127
                                                                    ------------
Increase (decrease) in net assets from operations                   $  9,560,312
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $  3,391,185    $  1,411,998
   Net realized gain (loss)                              295,960      (3,313,982)
   Realized gain distributions                         2,283,034               -
   Net change in unrealized appreciation
      (depreciation)                                   3,590,133       7,055,827
                                                    ------------    ------------
Increase (decrease) in net assets from operations      9,560,312       5,153,843
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                          (19,175,214)     11,601,275
   Cost of units redeemed                            (20,253,963)    (30,522,745)
                                                    ------------    ------------
   Increase (decrease)                               (39,429,177)    (18,921,470)
                                                    ------------    ------------
Net increase (decrease)                              (29,868,865)    (13,767,627)
Net assets, beginning                                 83,900,051      97,667,678
                                                    ------------    ------------
Net assets, ending                                  $ 54,031,186    $ 83,900,051
                                                    ============    ============

Units sold                                             3,354,857       6,672,916
Units redeemed                                       (20,145,297)    (15,689,657)
                                                    ------------    ------------
Net increase (decrease)                              (16,790,440)     (9,016,741)
Units outstanding, beginning                          38,564,135      47,580,876
                                                    ------------    ------------
Units outstanding, ending                             21,773,695      38,564,135
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 226,799,299
Cost of units redeemed                                              (218,443,808)
Net investment income (loss)                                          38,509,260
Net realized gain (loss)                                              (5,437,532)
Realized gain distributions                                            3,711,916
Net change in unrealized appreciation (depreciation)                   8,892,051
                                                                   -------------
                                                                   $  54,031,186
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.48              21,774     $   54,031            1.25%            14.1%
12/31/06                 2.18              38,565         83,900            1.25%             6.1%
12/31/05                 2.05              47,643         97,668            1.25%             2.5%
12/31/04                 2.00              53,379        106,757            1.25%             4.2%
12/31/03                 1.92              53,410        102,548            1.25%            16.4%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.51               -     $        -                1.00%            14.3%
12/31/06                 2.19               -              -                1.00%             6.3%
12/31/05                 2.06               -              -                1.00%             3.0%
12/31/04                 2.00               -              -                1.00%             4.4%
12/31/03                 1.92               -              -                1.00%             4.8%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.53               -     $        -                0.75%            14.6%
12/31/06                 2.21               -              -                0.75%             6.5%
12/31/05                 2.08               -              -                0.75%             3.3%
12/31/04                 2.01               -              -                0.75%             4.7%
12/31/03                 1.92               -              -                0.75%             4.8%

                                              BAND 50
--------------------------------------------------------------------------------------------------
                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.56               -     $        -                0.50%            14.9%
12/31/06                 2.23               -              -                0.50%             6.8%
12/31/05                 2.09               -              -                0.50%             3.5%
12/31/04                 2.02               -              -                0.50%             4.9%
12/31/03                 1.92               -              -                0.50%             4.9%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.59               -     $        -                0.25%            15.2%
12/31/06                 2.25               -              -                0.25%             7.1%
12/31/05                 2.10               -              -                0.25%             3.8%
12/31/04                 2.02               -              -                0.25%             5.0%
12/31/03                 1.93               -              -                0.25%             5.2%

                                              BAND 0
--------------------------------------------------------------------------------------------------
                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.98               -     $        -                0.00%            15.5%
12/31/06                 2.58               -              -                0.00%             7.3%
12/31/05                 2.40               -              -                0.00%             4.0%
12/31/04                 2.31               -              -                0.00%             5.6%
12/31/03                 2.19               -              -                0.00%             4.9%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
6.2%       2.8%         2.7%       2.6%         3.5%

                             AUL American Unit Trust
                                    Fidelity
                                VIP Equity-Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   26,740,159    $   26,127,060         1,116,325
Receivables: investments sold                      -    ==============    ==============
Payables: investments redeemed               (48,865)
                                      --------------
Net assets                            $   26,691,294
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $   26,691,294         9,078,869    $         2.94
Band 100                                           -                 -              2.97
Band 75                                            -                 -              3.00
Band 50                                            -                 -              3.04
Band 25                                            -                 -              3.07
Band 0                                             -                 -              3.45
                                      --------------    --------------
Total                                 $   26,691,294         9,078,869
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $    508,831
   Mortality & expense charges                                           373,248
                                                                    ------------
   Net investment income (loss)                                          135,583
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                              614,805
   Realized gain distributions                                         2,243,535
   Net change in unrealized appreciation (depreciation)               (2,745,126)
                                                                    ------------
   Net gain (loss)                                                       113,214
                                                                    ------------
Increase (decrease) in net assets from operations                   $    248,797
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    135,583    $    590,015
   Net realized gain (loss)                              614,805         577,585
   Realized gain distributions                         2,243,535       3,406,884
   Net change in unrealized appreciation
      (depreciation)                                  (2,745,126)        334,238
                                                    ------------    ------------
Increase (decrease) in net assets from operations        248,797       4,908,722
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            4,620,238       5,989,763
   Cost of units redeemed                             (8,595,200)     (8,976,412)
                                                    ------------    ------------
   Increase (decrease)                                (3,974,962)     (2,986,649)
                                                    ------------    ------------
Net increase (decrease)                               (3,726,165)      1,922,073
Net assets, beginning                                 30,417,459      28,495,386
                                                    ------------    ------------
Net assets, ending                                  $ 26,691,294    $ 30,417,459
                                                    ============    ============

Units sold                                             1,525,592       2,368,879
Units redeemed                                        (2,820,171)     (3,531,082)
                                                    ------------    ------------
Net increase (decrease)                               (1,294,579)     (1,162,203)
Units outstanding, beginning                          10,373,448      11,535,651
                                                    ------------    ------------
Units outstanding, ending                              9,078,869      10,373,448
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  75,104,915
Cost of units redeemed                                               (63,558,165)
Net investment income (loss)                                           5,585,760
Net realized gain (loss)                                               1,614,923
Realized gain distributions                                            7,330,762
Net change in unrealized appreciation (depreciation)                     613,099
                                                                   -------------
                                                                   $  26,691,294
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.94               9,079     $   26,691            1.25%             0.3%
12/31/06                 2.93              10,373         30,417            1.25%            18.7%
12/31/05                 2.47              11,536         28,495            1.25%             4.7%
12/31/04                 2.36              12,541         29,596            1.25%             9.8%
12/31/03                 2.15              12,453         26,773            1.25%            28.7%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.97               -     $        -                1.00%             0.5%
12/31/06                 2.96               -              -                1.00%            19.0%
12/31/05                 2.48               -              -                1.00%             4.7%
12/31/04                 2.37               -              -                1.00%            10.5%
12/31/03                 2.15               -              -                1.00%            11.4%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       3.00               -     $        -                0.75%             0.8%
12/31/06                 2.98               -              -                0.75%            19.3%
12/31/05                 2.50               -              -                0.75%             5.0%
12/31/04                 2.38               -              -                0.75%            10.8%
12/31/03                 2.15               -              -                0.75%            11.5%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       3.04               -     $        -                0.50%             1.0%
12/31/06                 3.00               -              -                0.50%            19.6%
12/31/05                 2.51               -              -                0.50%             5.3%
12/31/04                 2.39               -              -                0.50%            11.1%
12/31/03                 2.15               -              -                0.50%            11.5%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       3.07               -     $        -                0.25%             1.3%
12/31/06                 3.03               -              -                0.25%            19.9%
12/31/05                 2.53               -              -                0.25%             5.5%
12/31/04                 2.39               -              -                0.25%            11.3%
12/31/03                 2.15               -              -                0.25%            11.6%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       3.45               -     $        -                0.00%             1.1%
12/31/06                 3.41               -              -                0.00%            20.1%
12/31/05                 2.84               -              -                0.00%             6.3%
12/31/04                 2.67               -              -                0.00%            11.9%
12/31/03                 2.39               -              -                0.00%            11.4%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
1.8%       3.2%         1.7%       1.5%         1.7%

                             AUL American Unit Trust
                                    Fidelity
                                VIP Contrafund(R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $  145,439,927    $  138,687,248         5,220,460
Receivables: investments sold                210,836    ==============    ==============
Payables: investments redeemed                     -
                                      --------------
Net assets                            $  145,650,763
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $  145,650,763        32,479,446    $         4.48
Band 100                                           -                 -              4.53
Band 75                                            -                 -              4.58
Band 50                                            -                 -              4.63
Band 25                                            -                 -              4.68
Band 0                                             -                 -              5.26
                                      --------------    --------------
Total                                 $  145,650,763        32,479,446
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $  1,304,647
   Mortality & expense charges                                         1,706,605
                                                                    ------------
   Net investment income (loss)                                         (401,958)
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                            3,297,163
   Realized gain distributions                                        34,811,845
   Net change in unrealized appreciation (depreciation)              (17,570,182)
                                                                    ------------
   Net gain (loss)                                                    20,538,826
                                                                    ------------
Increase (decrease) in net assets from operations                   $ 20,136,868
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $   (401,958)   $     61,801
   Net realized gain (loss)                            3,297,163       2,698,275
   Realized gain distributions                        34,811,845      10,025,734
   Net change in unrealized appreciation
      (depreciation)                                 (17,570,182)     (1,202,204)
                                                    ------------    ------------
Increase (decrease) in net assets from operations     20,136,868      11,583,606
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                           31,440,070      38,269,810
   Cost of units redeemed                            (32,721,650)    (30,919,477)
                                                    ------------    ------------
   Increase (decrease)                                (1,281,580)      7,350,333
                                                    ------------    ------------
Net increase (decrease)                               18,855,288      18,933,939
Net assets, beginning                                126,795,475     107,861,536
                                                    ------------    ------------
Net assets, ending                                  $145,650,763    $126,795,475
                                                    ============    ============

Units sold                                             7,541,813      10,847,799
Units redeemed                                        (7,896,160)     (8,830,790)
                                                    ------------    ------------
Net increase (decrease)                                 (354,347)      2,017,009
Units outstanding, beginning                          32,833,793      30,816,784
                                                    ------------    ------------
Units outstanding, ending                             32,479,446      32,833,793
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 216,666,351
Cost of units redeemed                                              (140,828,007)
Net investment income (loss)                                           6,287,799
Net realized gain (loss)                                              11,918,322
Realized gain distributions                                           44,853,619
Net change in unrealized appreciation (depreciation)                   6,752,679
                                                                   -------------
                                                                   $ 145,650,763
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       4.48              32,479     $  145,651            1.25%            16.1%
12/31/06                 3.86              32,834        126,795            1.25%            10.3%
12/31/05                 3.50              30,818        107,862            1.25%            15.5%
12/31/04                 3.03              27,915         84,583            1.25%            13.9%
12/31/03                 2.66              24,756         65,851            1.25%            27.3%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       4.53               -     $        -                1.00%            16.4%
12/31/06                 3.89               -              -                1.00%            10.6%
12/31/05                 3.52               -              -                1.00%            14.4%
12/31/04                 3.08               -              -                1.00%            15.7%
12/31/03                 2.66               -              -                1.00%             8.6%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       4.58               -     $        -                0.75%            16.7%
12/31/06                 3.92               -              -                0.75%            10.9%
12/31/05                 3.54               -              -                0.75%            15.9%
12/31/04                 3.05               -              -                0.75%            14.8%
12/31/03                 2.66               -              -                0.75%             8.7%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       4.63               -     $        -                0.50%            17.0%
12/31/06                 3.96               -              -                0.50%            11.2%
12/31/05                 3.56               -              -                0.50%            16.2%
12/31/04                 3.06               -              -                0.50%            15.1%
12/31/03                 2.66               -              -                0.50%             8.8%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       4.68               -     $        -                0.25%            17.3%
12/31/06                 3.99               -              -                0.25%            11.4%
12/31/05                 3.58               -              -                0.25%            16.5%
12/31/04                 3.07               -              -                0.25%            15.4%
12/31/03                 2.66               -              -                0.25%             8.8%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       5.26               -     $        -                0.00%            17.6%
12/31/06                 4.47               -              -                0.00%            11.7%
12/31/05                 4.00               -              -                0.00%            16.8%
12/31/04                 3.43               -              -                0.00%            15.7%
12/31/03                 2.96               -              -                0.00%             8.9%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
1.0%       1.3%         0.3%       0.3%         0.4%

                             AUL American Unit Trust
                                    Fidelity
                        Advisor Diversified International

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      292,096    $      257,549            13,524
Receivables: investments sold                      -    ==============    ==============
Payables: investments redeemed                   (30)
                                      --------------
Net assets                            $      292,066
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      292,066           120,628    $         2.42
Band 100                                           -                 -              2.45
Band 75                                            -                 -              2.47
Band 50                                            -                 -              2.50
Band 25                                            -                 -              2.53
Band 0                                             -                 -              2.60
                                      --------------    --------------
Total                                 $      292,066           120,628
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $      1,896
   Mortality & expense charges                                             4,683
                                                                    ------------
   Net investment income (loss)                                           (2,787)
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                               66,698
   Realized gain distributions                                            35,778
   Net change in unrealized appreciation (depreciation)                  (64,541)
                                                                    ------------
   Net gain (loss)                                                        37,935
                                                                    ------------
Increase (decrease) in net assets from operations                   $     35,148
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (2,787)   $     (2,234)
   Net realized gain (loss)                               66,698          27,422
   Realized gain distributions                            35,778          29,034
   Net change in unrealized appreciation
      (depreciation)                                     (64,541)         10,425
                                                    ------------    ------------
Increase (decrease) in net assets from operations         35,148          64,647
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                    -             132
   Cost of units redeemed                               (192,578)        (90,815)
                                                    ------------    ------------
   Increase (decrease)                                  (192,578)        (90,683)
                                                    ------------    ------------
Net increase (decrease)                                 (157,430)        (26,036)
Net assets, beginning                                    449,496         475,532
                                                    ------------    ------------
Net assets, ending                                  $    292,066    $    449,496
                                                    ============    ============

Units sold                                                     -              74
Units redeemed                                           (79,901)        (43,369)
                                                    ------------    ------------
Net increase (decrease)                                  (79,901)        (43,295)
Units outstanding, beginning                             200,529         243,824
                                                    ------------    ------------
Units outstanding, ending                                120,628         200,529
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    722,789
Cost of units redeemed                                                  (654,854)
Net investment income (loss)                                              (9,036)
Net realized gain (loss)                                                 111,524
Realized gain distributions                                               87,096
Net change in unrealized appreciation (depreciation)                      34,547
                                                                    ------------
                                                                    $    292,066
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.42                 121     $      292            1.25%             8.0%
12/31/06                 2.24                 201            449            1.25%            14.9%
12/31/05                 1.95                 244            476            1.25%            17.5%
12/31/04                 1.66                 236            392            1.25%            16.9%
12/31/03                 1.42                   -              -            1.25%            36.5%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.45               -     $        -                1.00%             8.3%
12/31/06                 2.26               -              -                1.00%            15.2%
12/31/05                 1.96               -              -                1.00%            17.5%
12/31/04                 1.67               -              -                1.00%            17.5%
12/31/03                 1.42               -              -                1.00%            12.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.47               -     $        -                0.75%             8.6%
12/31/06                 2.28               -              -                0.75%            15.5%
12/31/05                 1.97               -              -                0.75%            17.8%
12/31/04                 1.67               -              -                0.75%            17.8%
12/31/03                 1.42               -              -                0.75%            12.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.50               -     $        -                0.50%             8.8%
12/31/06                 2.30               -              -                0.50%            15.8%
12/31/05                 1.98               -              -                0.50%            18.1%
12/31/04                 1.68               -              -                0.50%            18.1%
12/31/03                 1.42               -              -                0.50%            12.1%

                                              BAND 25
--------------------------------------------------------------------------------------------------
                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.53               -     $        -                0.25%             9.1%
12/31/06                 2.32               -              -                0.25%            16.1%
12/31/05                 1.99               -              -                0.25%            18.4%
12/31/04                 1.68               -              -                0.25%            18.4%
12/31/03                 1.42               -              -                0.25%            12.2%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.60               -     $        -                0.00%             9.4%
12/31/06                 2.37               -              -                0.00%            16.4%
12/31/05                 2.04               -              -                0.00%            18.7%
12/31/04                 1.72               -              -                0.00%            18.7%
12/31/03                 1.45               -              -                0.00%            12.3%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
0.5%       0.7%         0.7%       0.0%         0.0%

                             AUL American Unit Trust
                                    Fidelity
                             Advisor Dividend Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      426,342    $      429,959            34,111
Receivables: investments sold                      -    ==============    ==============
Payables: investments redeemed                  (253)
                                      --------------
Net assets                            $      426,089
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      425,129           300,611    $         1.41
Band 100                                         961               672              1.43
Band 75                                            -                 -              1.44
Band 50                                            -                 -              1.46
Band 25                                            -                 -              1.48
Band 0                                             -                 -              1.51
                                      --------------    --------------
Total                                 $      426,089           301,283
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $      1,952
   Mortality & expense charges                                             5,501
                                                                    ------------
   Net investment income (loss)                                           (3,549)
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                               22,809
   Realized gain distributions                                            27,814
   Net change in unrealized appreciation (depreciation)                  (47,173)
                                                                    ------------
   Net gain (loss)                                                         3,450
                                                                    ------------
Increase (decrease) in net assets from operations                   $        (99)
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (3,549)   $     (1,733)
   Net realized gain (loss)                               22,809          16,023
   Realized gain distributions                            27,814           8,568
   Net change in unrealized appreciation
      (depreciation)                                     (47,173)         27,538
                                                    ------------    ------------
Increase (decrease) in net assets from operations            (99)         50,396
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              104,494         239,761
   Cost of units redeemed                               (138,734)       (186,347)
                                                    ------------    ------------
   Increase (decrease)                                   (34,240)         53,414
                                                    ------------    ------------
Net increase (decrease)                                  (34,339)        103,810
Net assets, beginning                                    460,428         356,618
                                                    ------------    ------------
Net assets, ending                                  $    426,089    $    460,428
                                                    ============    ============

Units sold                                                72,614         200,198
Units redeemed                                           (93,732)       (158,884)
                                                    ------------    ------------
Net increase (decrease)                                  (21,118)         41,314
Units outstanding, beginning                             322,401         281,087
                                                    ------------    ------------
Units outstanding, ending                                301,283         322,401
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     719,905
Cost of units redeemed                                                  (359,653)
Net investment income (loss)                                              (7,121)
Net realized gain (loss)                                                  40,193
Realized gain distributions                                               36,382
Net change in unrealized appreciation (depreciation)                      (3,617)
                                                                    ------------
                                                                    $    426,089
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.41                 301     $      425            1.25%            -1.0%
12/31/06                 1.43                 322            460            1.25%            12.5%
12/31/05                 1.27                 281            357            1.25%             1.6%
12/31/04                 1.25                  34             43            1.25%             4.2%
12/31/03                 1.20                   -              -            1.25%            17.6%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.43                   1     $        1            1.00%            -0.7%
12/31/06                 1.44               -              -                1.00%            12.9%
12/31/05                 1.28               -              -                1.00%             1.9%
12/31/04                 1.25               -              -                1.00%             4.3%
12/31/03                 1.20               -              -                1.00%             7.1%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.44               -     $        -                0.75%            -0.5%
12/31/06                 1.45               -              -                0.75%            13.1%
12/31/05                 1.28               -              -                0.75%             2.1%
12/31/04                 1.26               -              -                0.75%             4.6%
12/31/03                 1.20               -              -                0.75%             7.1%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.46               -     $        -                0.50%             2.0%
12/31/06                 1.46               -              -                0.50%            13.4%
12/31/05                 1.29               -              -                0.50%             2.4%
12/31/04                 1.26               -              -                0.50%             4.8%
12/31/03                 1.20               -              -                0.50%             7.2%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.48               -     $        -                0.25%             0.0%
12/31/06                 1.48               -              -                0.25%            13.7%
12/31/05                 1.30               -              -                0.25%             2.6%
12/31/04                 1.26               -              -                0.25%             5.1%
12/31/03                 1.20               -              -                0.25%             7.3%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.51               -     $        -                0.00%             0.3%
12/31/06                 1.51               -              -                0.00%            14.0%
12/31/05                 1.33               -              -                0.00%             2.9%
12/31/04                 1.29               -              -                0.00%             5.4%
12/31/03                 1.22               -              -                0.00%             7.3%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
0.4%       0.9%         0.0%       2.5%         0.0%

                             AUL American Unit Trust
                                    Fidelity
                      Advisor Dynamic Capital Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      204,086    $      202,720            10,585
Receivables: investments sold                  1,633    ==============    ==============
Payables: investments redeemed                     -
                                      --------------
Net assets                            $      205,719
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      205,719           136,848    $         1.50
Band 100                                           -                 -              1.52
Band 75                                            -                 -              1.54
Band 50                                            -                 -              1.55
Band 25                                            -                 -              1.57
Band 0                                             -                 -              1.59
                                      --------------    --------------
Total                                 $      205,719           136,848
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $          -
   Mortality & expense charges                                             2,055
                                                                    ------------
   Net investment income (loss)                                           (2,055)
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                                5,916
   Realized gain distributions                                                 -
   Net change in unrealized appreciation (depreciation)                   (1,703)
                                                                    ------------
   Net gain (loss)                                                         4,213
                                                                    ------------
Increase (decrease) in net assets from operations                   $      2,158
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (2,055)   $       (177)
   Net realized gain (loss)                                5,916              99
   Realized gain distributions                                 -               -
   Net change in unrealized appreciation
      (depreciation)                                      (1,703)          3,069
                                                    ------------    ------------
Increase (decrease) in net assets from operations          2,158           2,991
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              197,018          47,543
   Cost of units redeemed                                (41,824)         (2,167)
                                                    ------------    ------------
   Increase (decrease)                                   155,194          45,376
                                                    ------------    ------------
Net increase (decrease)                                  157,352          48,367
Net assets, beginning                                     48,367               -
                                                    ------------    ------------
Net assets, ending                                  $    205,719    $     48,367
                                                    ============    ============

Units sold                                               130,463          35,311
Units redeemed                                           (27,316)         (1,610)
                                                    ------------    ------------
Net increase (decrease)                                  103,147          33,701
Units outstanding, beginning                              33,701               -
                                                    ------------    ------------
Units outstanding, ending                                136,848          33,701
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    244,561
Cost of units redeemed                                                   (43,991)
Net investment income (loss)                                              (2,232)
Net realized gain (loss)                                                   6,015
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                       1,366
                                                                    ------------
                                                                    $    205,719
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.50                 137     $      206            1.25%             4.6%
12/31/06                 1.44                  34             48            1.25%            11.4%
12/31/05                 1.29                -              -               1.25%            19.4%
12/31/04                 1.08                -              -               1.25%            -0.9%
12/31/03                 1.09                -              -               1.25%             9.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.52               -     $        -                1.00%             4.9%
12/31/06                 1.45               -              -                1.00%            11.9%
12/31/05                 1.29               -              -                1.00%            19.6%
12/31/04                 1.08               -              -                1.00%             0.2%
12/31/03                 1.08               -              -                1.00%             6.4%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.54               -     $        -                0.75%             5.1%
12/31/06                 1.46               -              -                0.75%            12.2%
12/31/05                 1.30               -              -                0.75%            19.9%
12/31/04                 1.09               -              -                0.75%             0.0%
12/31/03                 1.09               -              -                0.75%             6.4%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.55               -     $        -                0.50%             5.4%
12/31/06                 1.47               -              -                0.50%            12.4%
12/31/05                 1.31               -              -                0.50%            20.2%
12/31/04                 1.09               -              -                0.50%             0.2%
12/31/03                 1.09               -              -                0.50%             6.5%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.57               -     $        -                0.25%             5.7%
12/31/06                 1.48               -              -                0.25%            12.7%
12/31/05                 1.32               -              -                0.25%            20.5%
12/31/04                 1.09               -              -                0.25%             0.5%
12/31/03                 1.09               -              -                0.25%             6.6%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.59               -     $        -                0.00%             5.9%
12/31/06                 1.50               -              -                0.00%            13.0%
12/31/05                 1.32               -              -                0.00%            20.8%
12/31/04                 1.10               -              -                0.00%             0.8%
12/31/03                 1.09               -              -                0.00%             6.6%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005
0.0%       0.0%         0.0%

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Equity Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      862,409    $      871,142            29,435
Receivables: investments sold                  2,411    ==============    ==============
Payables: investments redeemed                     -
                                      --------------
Net assets                            $      864,820
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      463,164           265,126    $         1.75
Band 100                                           -                 -              1.77
Band 75                                            -                 -              1.78
Band 50                                      380,532           210,987              1.80
Band 25                                            -                 -              1.82
Band 0                                        21,123            11,326              1.87
                                      --------------    --------------
Total                                 $      864,820           487,439
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $      6,865
   Mortality & expense charges                                             6,771
                                                                    ------------
   Net investment income (loss)                                               94
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                                6,079
   Realized gain distributions                                            70,093
   Net change in unrealized appreciation (depreciation)                  (64,226)
                                                                    ------------
   Net gain (loss)                                                        11,946
                                                                    ------------
Increase (decrease) in net assets from operations                   $     12,040
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $         94    $      1,581
   Net realized gain (loss)                                6,079           8,442
   Realized gain distributions                            70,093          20,822
   Net change in unrealized appreciation
      (depreciation)                                     (64,226)         53,557
                                                    ------------    ------------
Increase (decrease) in net assets from operations         12,040          84,402
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              267,498         443,269
   Cost of units redeemed                                (67,784)        (86,520)
                                                    ------------    ------------
   Increase (decrease)                                   199,714         356,749
                                                    ------------    ------------
Net increase (decrease)                                  211,754         441,151
Net assets, beginning                                    653,066         211,915
                                                    ------------    ------------
Net assets, ending                                  $    864,820    $    653,066
                                                    ============    ============

Units sold                                               149,280         290,126
Units redeemed                                           (38,501)        (56,367)
                                                    ------------    ------------
Net increase (decrease)                                  110,779         233,759
Units outstanding, beginning                             376,660         142,901
                                                    ------------    ------------
Units outstanding, ending                                487,439         376,660
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     919,252
Cost of units redeemed                                                  (163,734)
Net investment income (loss)                                               1,213
Net realized gain (loss)                                                  14,701
Realized gain distributions                                              102,121
Net change in unrealized appreciation (depreciation)                      (8,733)
                                                                   -------------
                                                                   $     864,820
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.75                 265      $      463           1.25%             2.1%
12/31/06                 1.71                 185             317           1.25%            15.7%
12/31/05                 1.48                 143             212           1.25%             5.0%
12/31/04                 1.41                  42              59           1.25%            10.2%
12/31/03                 1.28               -               -               1.25%            24.3%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.77               -     $        -                1.00%             2.3%
12/31/06                 1.73               -              -                1.00%            15.7%
12/31/05                 1.49               -              -                1.00%             5.0%
12/31/04                 1.42               -              -                1.00%            10.9%
12/31/03                 1.28               -              -                1.00%            11.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.78               -     $        -                0.75%             2.6%
12/31/06                 1.74               -              -                0.75%            16.0%
12/31/05                 1.50               -              -                0.75%             5.3%
12/31/04                 1.42               -              -                0.75%            11.1%
12/31/03                 1.28               -              -                0.75%            11.1%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.80                 211     $      381            0.50%             2.8%
12/31/06                 1.75                 186            326            0.50%            16.3%
12/31/05                 1.51               -              -                0.50%             5.6%
12/31/04                 1.43               -              -                0.50%            11.4%
12/31/03                 1.28               -              -                0.50%            11.2%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.82               -     $        -                0.25%             3.1%
12/31/06                 1.77               -              -                0.25%            16.5%
12/31/05                 1.52               -              -                0.25%             5.8%
12/31/04                 1.43               -              -                0.25%            11.7%
12/31/03                 1.28               -              -                0.25%            11.2%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.87                  11     $       21            0.00%             3.4%
12/31/06                 1.80                   6             10            0.00%            16.8%
12/31/05                 1.54               -              -                0.00%             6.1%
12/31/04                 1.46               -              -                0.00%            12.0%
12/31/03                 1.30               -              -                0.00%            11.3%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
0.9%       1.3%         0.9%       5.2%         0.0%

                             AUL American Unit Trust
                                    Fidelity
                          Advisor Growth Opportunities

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      155,451    $      131,542             3,718
Receivables: investments sold                  3,233    ==============    ==============
Payables: investments redeemed                     -
                                      --------------
Net assets                            $      158,684
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      158,684           106,976    $         1.48
Band 100                                           -                 -              1.50
Band 75                                            -                 -              1.51
Band 50                                            -                 -              1.52
Band 25                                            -                 -              1.54
Band 0                                             -                 -              1.55
                                      --------------    --------------
Total                                 $      158,684           106,976
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $          -
   Mortality & expense charges                                             1,325
                                                                    ------------
   Net investment income (loss)                                           (1,325)
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                                3,359
   Realized gain distributions                                                 -
   Net change in unrealized appreciation (depreciation)                   16,897
                                                                    ------------
   Net gain (loss)                                                        20,256
                                                                    ------------
Increase (decrease) in net assets from operations                   $     18,931
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (1,325)   $       (799)
   Net realized gain (loss)                                3,359           1,117
   Realized gain distributions                                 -               -
   Net change in unrealized appreciation
      (depreciation)                                      16,897           2,856
                                                    ------------    ------------
Increase (decrease) in net assets from operations         18,931           3,174
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               79,297          34,143
   Cost of units redeemed                                (14,890)        (13,698)
                                                    ------------    ------------
   Increase (decrease)                                    64,407          20,445
                                                    ------------    ------------
Net increase (decrease)                                   83,338          23,619
Net assets, beginning                                     75,346          51,727
                                                    ------------    ------------
Net assets, ending                                  $    158,684    $     75,346
                                                    ============    ============

Units sold                                                56,392          29,653
Units redeemed                                           (11,052)        (11,849)
                                                    ------------    ------------
Net increase (decrease)                                   45,340          17,804
Units outstanding, beginning                              61,636          43,832
                                                    ------------    ------------
Units outstanding, ending                                106,976          61,636
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    162,495
Cost of units redeemed                                                   (29,707)
Net investment income (loss)                                              (2,512)
Net realized gain (loss)                                                   4,499
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                      23,909
                                                                    ------------
                                                                    $    158,684
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.48                 107     $      159            1.25%            21.3%
12/31/06                 1.22                  62             75            1.25%             3.6%
12/31/05                 1.18                  44             52            1.25%             7.3%
12/31/04                 1.10                  23             25            1.25%            10.0%
05/01/04                 1.00               -              -                1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.50               -     $        -                1.00%            21.6%
12/31/06                 1.23               -              -                1.00%             3.9%
12/31/05                 1.18               -              -                1.00%             7.3%
12/31/04                 1.10               -              -                1.00%            10.5%
05/01/04                 1.00               -              -                1.00%             0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.51               -     $        -                0.75%            21.9%
12/31/06                 1.24               -              -                0.75%             4.1%
12/31/05                 1.19               -              -                0.75%             7.5%
12/31/04                 1.11               -              -                0.75%            10.7%
05/01/04                 1.00               -              -                0.75%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.52               -     $        -                0.50%            22.2%
12/31/06                 1.25               -              -                0.50%             4.4%
12/31/05                 1.19               -              -                0.50%             7.8%
12/31/04                 1.11               -              -                0.50%            10.8%
05/01/04                 1.00               -              -                0.50%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.54               -     $        -                0.25%            22.6%
12/31/06                 1.26               -              -                0.25%             4.6%
12/31/05                 1.20               -              -                0.25%             8.1%
12/31/04                 1.11               -              -                0.25%            11.0%
05/01/04                 1.00               -              -                0.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.55               -     $        -                0.00%            22.9%
12/31/06                 1.26               -              -                0.00%             4.9%
12/31/05                 1.20               -              -                0.00%             8.3%
12/31/04                 1.11               -              -                0.00%            11.2%
05/01/04                 1.00               -              -                0.00%             0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004
0.0%       0.0%         0.0%       4.5%

                             AUL American Unit Trust
                                    Fidelity
                             Advisor Growth & Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       45,166    $       45,581             2,192
Receivables: investments sold                      -    ==============    ==============
Payables: investments redeemed                   (18)
                                      --------------
Net assets                            $       45,148
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $       45,148            28,956    $         1.56
Band 100                                           -                 -              1.58
Band 75                                            -                 -              1.59
Band 50                                            -                 -              1.61
Band 25                                            -                 -              1.63
Band 0                                             -                 -              1.67
                                      --------------    --------------
Total                                 $       45,148            28,956
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $         37
   Mortality & expense charges                                               309
                                                                    ------------
   Net investment income (loss)                                             (272)
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,135
   Realized gain distributions                                             1,949
   Net change in unrealized appreciation (depreciation)                   (1,047)
                                                                    ------------
   Net gain (loss)                                                         2,037
                                                                    ------------
Increase (decrease) in net assets from operations                   $      1,765
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       (272)   $        (36)
   Net realized gain (loss)                                1,135              70
   Realized gain distributions                             1,949             132
   Net change in unrealized appreciation
      (depreciation)                                      (1,047)            632
                                                    ------------    ------------
Increase (decrease) in net assets from operations          1,765             798
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               50,760           7,740
   Cost of units redeemed                                (15,307)           (608)
                                                    ------------    ------------
   Increase (decrease)                                    35,453           7,132
                                                    ------------    ------------
Net increase (decrease)                                   37,218           7,930
Net assets, beginning                                      7,930               -
                                                    ------------    ------------
Net assets, ending                                  $     45,148    $      7,930
                                                    ============    ============

Units sold                                                33,793           6,018
Units redeemed                                           (10,420)           (435)
                                                    ------------    ------------
Net increase (decrease)                                   23,373           5,583
Units outstanding, beginning                               5,583               -
                                                    ------------    ------------
Units outstanding, ending                                 28,956           5,583
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     58,500
Cost of units redeemed                                                   (15,915)
Net investment income (loss)                                                (308)
Net realized gain (loss)                                                   1,205
Realized gain distributions                                                2,081
Net change in unrealized appreciation (depreciation)                        (415)
                                                                    ------------
                                                                    $     45,148
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.56                  29     $       45            1.25%             9.8%
12/31/06                 1.42                   6              8            1.25%            11.0%
12/31/05                 1.28               -              -                1.25%             5.8%
12/31/04                 1.21               -              -                1.25%             4.3%
12/31/03                 1.16               -              -                1.25%            16.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.58               -     $        -                1.00%            10.0%
12/31/06                 1.43               -              -                1.00%            11.3%
12/31/05                 1.29               -              -                1.00%             5.8%
12/31/04                 1.22               -              -                1.00%             4.3%
12/31/03                 1.17               -              -                1.00%             5.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.59               -     $        -                0.75%            10.3%
12/31/06                 1.44               -              -                0.75%            11.6%
12/31/05                 1.29               -              -                0.75%             6.1%
12/31/04                 1.22               -              -                0.75%             4.5%
12/31/03                 1.17               -              -                0.75%             5.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.61               -     $        -                0.50%            10.6%
12/31/06                 1.46               -              -                0.50%            11.8%
12/31/05                 1.30               -              -                0.50%             6.4%
12/31/04                 1.22               -              -                0.50%             4.8%
12/31/03                 1.17               -              -                0.50%             5.1%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.63               -     $        -                0.25%            10.9%
12/31/06                 1.47               -              -                0.25%            12.1%
12/31/05                 1.31               -              -                0.25%             6.6%
12/31/04                 1.23               -              -                0.25%             5.1%
12/31/03                 1.17               -              -                0.25%             5.2%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.67               -     $        -                0.00%            11.1%
12/31/06                 1.50               -              -                0.00%            12.4%
12/31/05                 1.33               -              -                0.00%             6.9%
12/31/04                 1.25               -              -                0.00%             5.3%
12/31/03                 1.19               -              -                0.00%             5.2%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006         2005
0.1%       0.1%         0.0%

                             AUL American Unit Trust
                                    Fidelity
                                 Advisor Mid Cap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      209,475    $      219,166             9,349
Receivables: investments sold                 11,352    ==============    ==============
Payables: investments redeemed                     -
                                      --------------
Net assets                            $      220,827
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      220,827           106,820    $         2.07
Band 100                                           -                 -              2.09
Band 75                                            -                 -              2.11
Band 50                                            -                 -              2.13
Band 25                                            -                 -              2.16
Band 0                                             -                 -              2.20
                                      --------------    --------------
Total                                 $      220,827           106,820
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $          -
   Mortality & expense charges                                             3,616
                                                                    ------------
   Net investment income (loss)                                           (3,616)
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                               31,207
   Realized gain distributions                                            31,832
   Net change in unrealized appreciation (depreciation)                  (21,678)
                                                                    ------------
   Net gain (loss)                                                        41,361
                                                                    ------------
Increase (decrease) in net assets from operations                   $     37,745
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (3,616)   $     (4,796)
   Net realized gain (loss)                               31,207          11,602
   Realized gain distributions                            31,832          36,799
   Net change in unrealized appreciation
      (depreciation)                                     (21,678)           (851)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         37,745          42,754
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               85,348         145,804
   Cost of units redeemed                               (325,875)        (87,515)
                                                    ------------    ------------
   Increase (decrease)                                  (240,527)         58,289
                                                    ------------    ------------
Net increase (decrease)                                 (202,782)        101,043
Net assets, beginning                                    423,609         322,566
                                                    ------------    ------------
Net assets, ending                                  $    220,827    $    423,609
                                                    ============    ============

Units sold                                                43,961          84,419
Units redeemed                                          (158,754)        (51,139)
                                                    ------------    ------------
Net increase (decrease)                                 (114,793)         33,280
Units outstanding, beginning                             221,613         188,333
                                                    ------------    ------------
Units outstanding, ending                                106,820         221,613
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     532,595
Cost of units redeemed                                                  (442,207)
Net investment income (loss)                                             (12,403)
Net realized gain (loss)                                                  45,491
Realized gain distributions                                              107,042
Net change in unrealized appreciation (depreciation)                      (9,691)
                                                                   -------------
                                                                   $     220,827
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.07                 107     $      221            1.25%             8.1%
12/31/06                 1.91                 222            424            1.25%            11.8%
12/31/05                 1.71                 189            323            1.25%             6.9%
12/31/04                 1.60                 138            220            1.25%            14.3%
12/31/03                 1.40               -              -                1.25%            34.6%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.09               -     $        -                1.00%             8.4%
12/31/06                 1.93               -              -                1.00%            11.9%
12/31/05                 1.72               -              -                1.00%             7.0%
12/31/04                 1.61               -              -                1.00%            14.9%
12/31/03                 1.40               -              -                1.00%            13.5%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.11               -     $        -                0.75%             8.7%
12/31/06                 1.94               -              -                0.75%            12.2%
12/31/05                 1.73               -              -                0.75%             7.3%
12/31/04                 1.61               -              -                0.75%            15.2%
12/31/03                 1.40               -              -                0.75%            14.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.13               -     $        -                0.50%             9.0%
12/31/06                 1.96               -              -                0.50%            12.4%
12/31/05                 1.74               -              -                0.50%             7.5%
12/31/04                 1.62               -              -                0.50%            15.4%
12/31/03                 1.40               -              -                0.50%            14.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.16               -     $        -                0.25%             9.2%
12/31/06                 1.97               -              -                0.25%            12.7%
12/31/05                 1.75               -              -                0.25%             7.8%
12/31/04                 1.62               -              -                0.25%            15.7%
12/31/03                 1.40               -              -                0.25%            14.1%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.20               -     $        -                0.00%             9.5%
12/31/06                 2.01               -              -                0.00%            13.0%
12/31/05                 1.78               -              -                0.00%             8.1%
12/31/04                 1.65               -              -                0.00%            16.0%
12/31/03                 1.42               -              -                0.00%            14.2%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
0.0%       0.0%         0.0%       0.0%         0.0%

                             AUL American Unit Trust
                                    Fidelity
                                Advisor Overseas

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       46,931    $       35,458             1,956
Receivables: investments sold                      2    ==============    ==============
Payables: investments redeemed                    (5)
                                      --------------
Net assets                            $       46,928
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $       46,928            25,807    $         1.82
Band 100                                           -                 -              1.83
Band 75                                            -                 -              1.85
Band 50                                            -                 -              1.87
Band 25                                            -                 -              1.89
Band 0                                             -                 -              1.90
                                      --------------    --------------
Total                                 $       46,928            25,807
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $        490
   Mortality & expense charges                                               572
                                                                    ------------
   Net investment income (loss)                                              (82)
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                                2,818
   Realized gain distributions                                             3,216
   Net change in unrealized appreciation (depreciation)                      374
                                                                    ------------
   Net gain (loss)                                                         6,408
                                                                    ------------
Increase (decrease) in net assets from operations                   $      6,326
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        (82)   $       (175)
   Net realized gain (loss)                                2,818             667
   Realized gain distributions                             3,216           2,358
   Net change in unrealized appreciation
      (depreciation)                                         374           4,991
                                                    ------------    ------------
Increase (decrease) in net assets from operations          6,326           7,841
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                    -             (18)
   Cost of units redeemed                                (11,500)         (3,231)
                                                    ------------    ------------
   Increase (decrease)                                   (11,500)         (3,249)
                                                    ------------    ------------
Net increase (decrease)                                   (5,174)          4,592
Net assets, beginning                                     52,102          47,510
                                                    ------------    ------------
Net assets, ending                                  $     46,928    $     52,102
                                                    ===========     ============

Units sold                                                     -           2,272
Units redeemed                                            (7,241)         (4,575)
                                                    ------------    ------------
Net increase (decrease)                                   (7,241)         (2,303)
Units outstanding, beginning                              33,048          35,351
                                                    ------------    ------------
Units outstanding, ending                                 25,807          33,048
                                                    ===========     ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     46,351
Cost of units redeemed                                                   (20,597)
Net investment income (loss)                                                (527)
Net realized gain (loss)                                                   3,943
Realized gain distributions                                                6,285
Net change in unrealized appreciation (depreciation)                      11,473
                                                                    ------------
                                                                    $     46,928
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.82                  26     $       47            1.25%            15.4%
12/31/06                 1.58                  33             52            1.25%            17.6%
12/31/05                 1.34                  36             48            1.25%            12.6%
12/31/04                 1.19                  28             33            1.25%            19.0%
05/01/04                 1.00               -              -                1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.83               -     $        -                1.00%            15.6%
12/31/06                 1.59               -              -                1.00%            17.6%
12/31/05                 1.35               -              -                1.00%            13.2%
12/31/04                 1.19               -              -                1.00%            19.2%
05/01/04                 1.00               -              -                1.00%             0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.85               -     $        -                0.75%            15.9%
12/31/06                 1.60               -              -                0.75%            17.9%
12/31/05                 1.35               -              -                0.75%            13.5%
12/31/04                 1.19               -              -                0.75%            19.4%
05/01/04                 1.00               -              -                0.75%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.87               -     $        -                0.50%            16.2%
12/31/06                 1.61               -              -                0.50%            18.2%
12/31/05                 1.36               -              -                0.50%            13.8%
12/31/04                 1.20               -              -                0.50%            19.6%
05/01/04                 1.00               -              -                0.50%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.89               -     $        -                0.25%            16.5%
12/31/06                 1.62               -              -                0.25%            18.5%
12/31/05                 1.37               -              -                0.25%            14.0%
12/31/04                 1.20               -              -                0.25%            19.8%
05/01/04                 1.00               -              -                0.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------
                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.90               -     $        -                0.00%            16.8%
12/31/06                 1.63               -              -                0.00%            18.8%
12/31/05                 1.37               -              -                0.00%            14.3%
12/31/04                 1.20               -              -                0.00%            20.0%
05/01/04                 1.00               -              -                0.00%             0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006         2005       2004
1.0%       0.9%         0.7%       0.0%

                             AUL American Unit Trust
                                    Fidelity
                                Advisor Small Cap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    4,098,470    $    4,064,026           173,496
Receivables: investments sold                100,833    ==============    ==============
Payables: investments redeemed               (30,194)
                                      --------------
Net assets                            $    4,169,109
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    3,622,873         1,663,929    $         2.18
Band 100                                           -                 -              2.20
Band 75                                            -                 -              2.22
Band 50                                      193,557            86,109              2.25
Band 25                                            -                 -              2.27
Band 0                                       352,679           151,529              2.33
                                      --------------    --------------
Total                                 $    4,169,109         1,901,567
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $          -
   Mortality & expense charges                                            41,617
                                                                    ------------
   Net investment income (loss)                                           41,617
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (66,565)
   Realized gain distributions                                           148,318
   Net change in unrealized appreciation (depreciation)                  271,581
                                                                    ------------
   Net gain (loss)                                                       353,334
                                                                    ------------
Increase (decrease) in net assets from operations                   $    394,951
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     41,617    $    (33,019)
   Net realized gain (loss)                              (66,565)        (28,833)
   Realized gain distributions                           148,318         442,548
   Net change in unrealized appreciation
      (depreciation)                                     271,581        (199,084)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        394,951         181,612
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,875,119       2,221,480
   Cost of units redeemed                             (1,392,927)       (831,371)
                                                    ------------    ------------
   Increase (decrease)                                   482,192       1,390,109
                                                    ------------    ------------
Net increase (decrease)                                  877,143       1,571,721
Net assets, beginning                                  3,291,966       1,720,245
                                                    ------------    ------------
Net assets, ending                                  $  4,169,109    $  3,291,966
                                                    ============    ============

Units sold                                               885,944       1,170,868
Units redeemed                                          (658,278)       (448,912)
                                                    ------------    ------------
Net increase (decrease)                                  227,666         721,956
Units outstanding, beginning                           1,673,901         951,945
                                                    ------------    ------------
Units outstanding, ending                              1,901,567       1,673,901
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   6,049,695
Cost of units redeemed                                                (2,537,558)
Net investment income (loss)                                              (2,521)
Net realized gain (loss)                                                 (78,671)
Realized gain distributions                                              703,719
Net change in unrealized appreciation (depreciation)                      34,445
                                                                   -------------
                                                                   $   4,169,109
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.18               1,664      $   3,623            1.25%            11.2%
12/31/06                 1.96               1,502          2,940            1.25%             8.1%
12/31/05                 1.81                 950          1,720            1.25%             5.8%
12/31/04                 1.71                 157            268            1.25%            22.1%
12/31/03                 1.40               -              -                1.25%            34.6%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.20               -     $        -                1.00%            11.5%
12/31/06                 1.97               -              -                1.00%             8.6%
12/31/05                 1.82               -              -                1.00%             6.0%
12/31/04                 1.72               -              -                1.00%            22.5%
12/31/03                 1.40               -              -                1.00%            10.6%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.22               -     $        -                0.75%            11.8%
12/31/06                 1.99               -              -                0.75%             8.9%
12/31/05                 1.83               -              -                0.75%             6.2%
12/31/04                 1.72               -              -                0.75%            22.8%
12/31/03                 1.40               -              -                0.75%            10.7%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.25                  86     $      194                0.50%        12.1%
12/31/06                 2.01                  73            146                0.50%         9.1%
12/31/05                 1.84               -              -                    0.50%         6.5%
12/31/04                 1.73               -              -                    0.50%        23.2%
12/31/03                 1.40               -              -                    0.50%        10.8%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.27               -     $        -                0.25%            12.4%
12/31/06                 2.02               -              -                0.25%             9.4%
12/31/05                 1.85               -              -                0.25%             6.8%
12/31/04                 1.73               -              -                0.25%            23.5%
12/31/03                 1.40               -              -                0.25%            10.8%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       2.33                 152     $      353            0.00%            12.6%
12/31/06                 2.07                 100            206            0.00%             9.7%
12/31/05                 1.88               -              -                0.00%             7.0%
12/31/04                 1.76               -              -                0.00%            23.8%
12/31/03                 1.42               -              -                0.00%            10.9%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
0.0%       0.0%         0.0%       0.0%         0.0%

                             AUL American Unit Trust
                                    Fidelity
                              Advisor Equity Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    1,059,561    $      847,545            16,434
Receivables: investments sold                  4,296    ==============    ==============
Payables: investments redeemed                    (1)
                                      --------------
Net assets                            $    1,063,856
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      331,142           226,857    $         1.46
Band 100                                           -                 -              1.47
Band 75                                            -                 -              1.49
Band 50                                      732,714           488,499              1.50
Band 25                                            -                 -              1.51
Band 0                                             -                 -              1.53
                                      --------------    --------------
Total                                 $    1,063,856           715,356
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $          -
   Mortality & expense charges                                             5,629
                                                                    ------------
   Net investment income (loss)                                           (5,629)
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                               25,823
   Realized gain distributions                                                 -
   Net change in unrealized appreciation (depreciation)                  165,000
                                                                    ------------
   Net gain (loss)                                                       190,823
                                                                    ------------
Increase (decrease) in net assets from operations                   $    185,194
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (5,629)   $     (1,720)
   Net realized gain (loss)                               25,823             677
   Realized gain distributions                                 -               -
   Net change in unrealized appreciation
      (depreciation)                                     165,000          46,908
                                                    ------------    ------------
Increase (decrease) in net assets from operations        185,194          45,865
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              420,742         640,206
   Cost of units redeemed                               (151,196)        (78,811)
                                                    ------------    ------------
   Increase (decrease)                                   269,546         561,395
                                                    ------------    ------------
Net increase (decrease)                                  454,740         607,260
Net assets, beginning                                    609,116           1,856
                                                    ------------    ------------
Net assets, ending                                  $  1,063,856    $    609,116
                                                    ============    ============

Units sold                                               318,475         577,052
Units redeemed                                          (113,390)        (68,444)
                                                    ------------    ------------
Net increase (decrease)                                  205,085         508,608
Units outstanding, beginning                             510,271           1,663
                                                    ------------    ------------
Units outstanding, ending                                715,356         510,271
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,063,345
Cost of units redeemed                                                  (230,692)
Net investment income (loss)                                              (7,366)
Net realized gain (loss)                                                  26,553
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                     212,016
                                                                    ------------
                                                                    $  1,063,856
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.46                 227     $      331            1.25%            24.5%
12/31/06                 1.17                  36             43            1.25%             4.7%
12/31/05                 1.12                   2              2            1.25%             4.7%
12/31/04                 1.07               -              -                1.25%             7.0%
06/01/04                 1.00               -              -                1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.47               -     $        -                1.00%            24.8%
12/31/06                 1.18               -              -                1.00%             5.3%
12/31/05                 1.12               -              -                1.00%             4.0%
12/31/04                 1.08               -              -                1.00%             7.8%
06/01/04                 1.00               -              -                1.00%             0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.49               -     $        -                0.75%            25.1%
12/31/06                 1.19               -              -                0.75%             5.5%
12/31/05                 1.13               -              -                0.75%             4.3%
12/31/04                 1.08               -              -                0.75%             7.9%
06/01/04                 1.00               -              -                0.75%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.50                 488     $      733            0.50%            25.5%
12/31/06                 1.20                 474            566            0.50%             5.8%
12/31/05                 1.13               -              -                0.50%             4.5%
12/31/04                 1.08               -              -                0.50%             8.1%
06/01/04                 1.00               -              -                0.50%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.51               -     $        -                0.25%            25.8%
12/31/06                 1.20               -              -                0.25%             6.1%
12/31/05                 1.13               -              -                0.25%             4.8%
12/31/04                 1.08               -              -                0.25%             8.3%
06/01/04                 1.00               -              -                0.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.53               -     $        -                0.00%            26.1%
12/31/06                 1.21               -              -                0.00%             6.3%
12/31/05                 1.14               -              -                0.00%             5.0%
12/31/04                 1.08               -              -                0.00%             8.4%
06/01/04                 1.00               -              -                0.00%             0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006         2005       2004
0.0%       0.0%         0.0%       0.0%

                             AUL American Unit Trust
                                    Fidelity
                       Advisor Int'l Capital Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $        1,204    $        1,582               122
Receivables: investments sold                    364    ==============    ==============
Payables: investments redeemed                     -
                                      --------------
Net assets                            $        1,568
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $        1,568             1,009    $         1.55
Band 100                                           -                 -              1.57
Band 75                                            -                 -              1.58
Band 50                                            -                 -              1.60
Band 25                                            -                 -              1.61
Band 0                                             -                 -              1.63
                                      --------------    --------------
Total                                 $        1,568             1,009
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $          1
   Mortality & expense charges                                                22
                                                                    ------------
   Net investment income (loss)                                              (21)
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    1
   Realized gain distributions                                               366
   Net change in unrealized appreciation (depreciation)                     (269)
                                                                    ------------
   Net gain (loss)                                                            98
                                                                    ------------
Increase (decrease) in net assets from operations                   $         77
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        (21)   $        (14)
   Net realized gain (loss)                                    1               -
   Realized gain distributions                               366             276
   Net change in unrealized appreciation
      (depreciation)                                        (269)            (60)
                                                    ------------    ------------
Increase (decrease) in net assets from operations             77             202
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                                    -               -
   Cost of units redeemed                                   (311)             (5)
                                                    ------------    ------------
   Increase (decrease)                                      (311)             (5)
                                                    ------------    ------------
Net increase (decrease)                                     (234)            197
Net assets, beginning                                      1,802           1,606
                                                    ------------    ------------
Net assets, ending                                  $      1,568    $      1,802
                                                    ============    ============

Units sold                                                     -               -
Units redeemed                                              (192)             (3)
                                                    ------------    ------------
Net increase (decrease)                                     (192)             (3)
Units outstanding, beginning                               1,201           1,204
                                                    ------------    ------------
Units outstanding, ending                                  1,009           1,201
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      1,621
Cost of units redeemed                                                      (479)
Net investment income (loss)                                                 (37)
Net realized gain (loss)                                                       -
Realized gain distributions                                                  841
Net change in unrealized appreciation (depreciation)                        (378)
                                                                    ------------
                                                                    $      1,568
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.55                   1     $        2            1.25%             3.1%
12/31/06                 1.51                   1              2            1.25%            13.3%
12/31/05                 1.33                   2              2            1.25%            33.0%
05/17/05                 1.00               -              -                1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.57               -     $        -                1.00%             3.3%
12/31/06                 1.52               -              -                1.00%            13.3%
12/31/05                 1.34               -              -                1.00%            33.9%
05/17/05                 1.00               -              -                1.00%             0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.58               -     $        -                0.75%             3.6%
12/31/06                 1.53               -              -                0.75%            13.6%
12/31/05                 1.34               -              -                0.75%            34.4%
05/17/05                 1.00               -              -                0.75%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.60               -     $        -                0.50%             3.9%
12/31/06                 1.54               -              -                0.50%            13.9%
12/31/05                 1.35               -              -                0.50%            35.0%
05/17/05                 1.00               -              -                0.50%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.61               -     $        -                0.25%             4.1%
12/31/06                 1.55               -              -                0.25%            14.2%
12/31/05                 1.36               -              -                0.25%            35.5%
05/17/05                 1.00               -              -                0.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.63               -     $        -                0.00%             4.4%
12/31/06                 1.56               -              -                0.00%            14.5%
12/31/05                 1.36               -              -                0.00%            36.1%
05/17/05                 1.00               -              -                0.00%             0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005
0.0%       0.4%         1.1%

                             AUL American Unit Trust
                                    Fidelity
                              Advisor New Insights

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    1,042,276    $      881,209            48,363
Receivables: investments sold                    417    ==============    ==============
Payables: investments redeemed                    (2)
                                      --------------
Net assets                            $    1,042,691
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    1,042,691           683,490    $         1.53
Band 100                                           -                 -                 -
Band 75                                            -                 -                 -
Band 50                                            -                 -                 -
Band 25                                            -                 -                 -
Band 0                                             -                 -                 -
                                      --------------    --------------
Total                                 $    1,042,691           683,490
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $          -
   Mortality & expense charges                                            11,696
                                                                    ------------
   Net investment income (loss)                                          (11,696)
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                               17,911
   Realized gain distributions                                            18,541
   Net change in unrealized appreciation (depreciation)                  132,779
                                                                    ------------
   Net gain (loss)                                                       169,231
                                                                    ------------
Increase (decrease) in net assets from operations                   $    157,535
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (11,696)   $     (7,509)
   Net realized gain (loss)                               17,911          (8,515)
   Realized gain distributions                            18,541           1,488
   Net change in unrealized appreciation
      (depreciation)                                     132,779          26,340
                                                    ------------    ------------
Increase (decrease) in net assets from operations        157,535          11,804
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              219,030       1,187,088
   Cost of units redeemed                               (164,264)       (403,766)
                                                    ------------    ------------
   Increase (decrease)                                    54,766         783,322
                                                    ------------    ------------
Net increase (decrease)                                  212,301         795,126
Net assets, beginning                                    830,390          35,264
                                                    ------------    ------------
Net assets, ending                                  $  1,042,691    $    830,390
                                                    ============    ============

Units sold                                               157,494         950,216
Units redeemed                                          (119,018)       (335,205)
                                                    ------------    ------------
Net increase (decrease)                                   38,476         615,011
Units outstanding, beginning                             645,014          30,003
                                                    ------------    ------------
Units outstanding, ending                                683,490         645,014
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,439,634
Cost of units redeemed                                                  (568,117)
Net investment income (loss)                                             (19,322)
Net realized gain (loss)                                                   9,400
Realized gain distributions                                               20,029
Net change in unrealized appreciation (depreciation)                     161,067
                                                                    ------------
                                                                    $  1,042,691
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.53                 683     $    1,043            1.25%            18.5%
12/31/06                 1.29                 645            830            1.25%             9.1%
12/31/05                 1.18                  30             35            1.25%            18.0%
05/20/05                 1.00               -              -                1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       -                  -     $        -
Not Available

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       -                  -     $        -
Not Available

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       -                  -     $        -
Not Available

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       -                  -     $        -
Not Available

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       -                  -     $        -                0.00%          -100.0%
12/31/06                 1.31               -              -                0.00%            10.9%
12/31/05                 1.18               -              -                0.00%            18.4%
05/20/05                 1.00               -              -                0.00%             0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007      2006          2005
0.0%      0.0%          0.0%

                             AUL American Unit Trust
                                    Fidelity
                                  Freedom 2010

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    3,303,174    $    3,353,714           266,575
Receivables: investments sold                  5,031    ==============    ==============
Payables: investments redeemed                    (3)
                                      --------------
Net assets                            $    3,308,202
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    3,023,880         2,560,297    $         1.18
Band 100                                       9,496             7,983              1.19
Band 75                                            -                 -              1.20
Band 50                                            -                 -              1.21
Band 25                                            -                 -              1.22
Band 0                                       274,826           224,594              1.22
                                      --------------    --------------
Total                                 $    3,308,202         2,792,874
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $     63,233
   Mortality & expense charges                                            21,926
                                                                    ------------
   Net investment income (loss)                                           41,307
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                               56,712
   Realized gain distributions                                            31,433
   Net change in unrealized appreciation (depreciation)                  (67,532)
                                                                    ------------
   Net gain (loss)                                                        20,613
                                                                    ------------
Increase (decrease) in net assets from operations                   $     61,920
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     41,307    $     10,078
   Net realized gain (loss)                               56,712             534
   Realized gain distributions                            31,433           5,974
   Net change in unrealized appreciation
      (depreciation)                                     (67,532)         16,945
                                                    ------------    ------------
Increase (decrease) in net assets from operations         61,920          33,531
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            3,859,172         730,479
   Cost of units redeemed                             (1,387,361)        (10,534)
                                                    ------------    ------------
   Increase (decrease)                                 2,471,811         719,945
                                                    ------------    ------------
Net increase (decrease)                                2,533,731         753,476
Net assets, beginning                                    774,471          20,995
                                                    ------------    ------------
Net assets, ending                                  $  3,308,202    $    774,471
                                                    ============    ============

Units sold                                             3,295,498         681,224
Units redeemed                                        (1,193,572)        (10,535)
                                                    ------------    ------------
Net increase (decrease)                                2,101,926         670,689
Units outstanding, beginning                             690,948          20,259
                                                    ------------    ------------
Units outstanding, ending                              2,792,874         690,948
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  4,611,970
Cost of units redeemed                                                (1,399,559)
Net investment income (loss)                                              51,627
Net realized gain (loss)                                                  57,280
Realized gain distributions                                               37,424
Net change in unrealized appreciation (depreciation)                     (50,540)
                                                                    ------------
                                                                    $  3,308,202
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.18               2,560     $    3,024            1.25%             5.8%
12/31/06                 1.12                 557            622            1.25%             7.3%
12/31/05                 1.04                  20             21            1.25%             4.0%
03/01/05                 1.00               -              -                1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.19                   8     $        9            1.00%             6.1%
12/31/06                 1.12                   4              4            1.00%             8.0%
12/31/05                 1.04               -              -                1.00%             3.9%
03/01/05                 1.00               -              -                1.00%             0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.20               -     $        -                0.75%             6.4%
12/31/06                 1.13               -              -                0.75%             8.2%
12/31/05                 1.04               -              -                0.75%             4.1%
03/01/05                 1.00               -              -                0.75%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.21               -     $        -                0.50%             6.6%
12/31/06                 1.13               -              -                0.50%             8.5%
12/31/05                 1.04               -              -                0.50%             4.3%
03/01/05                 1.00               -              -                0.50%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.22               -     $        -                0.25%             6.9%
12/31/06                 1.14               -              -                0.25%             8.8%
12/31/05                 1.05               -              -                0.25%             4.5%
03/01/05                 1.00               -              -                0.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.22                 225     $      275            0.00%             7.2%
12/31/06                 1.14                 130            148            0.00%             9.0%
12/31/05                 1.05               -              -                0.00%             4.7%
03/01/05                 1.00               -              -                0.00%             0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006         2005
3.1%       3.3%         1.9%

                             AUL American Unit Trust
                                    Fidelity
                                  Freedom 2015

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    2,938,038    $    2,919,545           233,770
Receivables: investments sold                  2,825    ==============    ==============
Payables: investments redeemed                     -
                                      --------------
Net assets                            $    2,940,863
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    2,678,644         2,212,996    $         1.21
Band 100                                      14,315            11,743              1.22
Band 75                                            -                 -              1.23
Band 50                                            -                 -              1.24
Band 25                                            -                 -              1.25
Band 0                                       247,904           197,677              1.25
                                      --------------    --------------
Total                                 $    2,940,863         2,422,416
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $     49,976
   Mortality & expense charges                                            23,915
                                                                    ------------
   Net investment income (loss)                                           26,061
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                               57,503
   Realized gain distributions                                            36,872
   Net change in unrealized appreciation (depreciation)                  (24,523)
                                                                    ------------
   Net gain (loss)                                                        69,852
                                                                    ------------
Increase (decrease) in net assets from operations                   $     95,913
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     26,061    $      9,592
   Net realized gain (loss)                               57,503           4,731
   Realized gain distributions                            36,872           7,221
   Net change in unrealized appreciation
      (depreciation)                                     (24,523)         40,336
                                                    ------------    ------------
Increase (decrease) in net assets from operations         95,913          61,880
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            2,492,467         880,817
   Cost of units redeemed                               (615,709)        (72,887)
                                                    ------------    ------------
   Increase (decrease)                                 1,876,758         807,930
                                                    ------------    ------------
Net increase (decrease)                                1,972,671         869,810
Net assets, beginning                                    968,192          98,382
                                                    ------------    ------------
Net assets, ending                                  $  2,940,863    $    968,192
                                                    ============    ============

Units sold                                             2,082,033         827,089
Units redeemed                                          (506,403)        (74,206)
                                                    ------------    ------------
Net increase (decrease)                                1,575,630         752,883
Units outstanding, beginning                             846,786          93,903
                                                    ------------    ------------
Units outstanding, ending                              2,422,416         846,786
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 3,467,997
Cost of units redeemed                                                 (688,625)
Net investment income (loss)                                             36,502
Net realized gain (loss)                                                 62,235
Realized gain distributions                                              44,261
Net change in unrealized appreciation (depreciation)                     18,493
                                                                    -----------
                                                                    $ 2,940,863
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.21               2,213     $    2,679            1.25%             6.2%
12/31/06                 1.14                 716            816            1.25%             8.5%
12/31/05                 1.05                  93             98            1.25%             5.0%
03/01/05                 1.00               -              -                1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.22                  12     $       14            1.00%             6.5%
12/31/06                 1.14                   5              6            1.00%             9.0%
12/31/05                 1.05               -              -                1.00%             5.0%
03/01/05                 1.00               -              -                1.00%             0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.23               -     $        -                0.75%             6.8%
12/31/06                 1.15               -              -                0.75%             9.3%
12/31/05                 1.05               -              -                0.75%             5.2%
03/01/05                 1.00               -              -                0.75%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.24               -     $        -                0.50%             7.0%
12/31/06                 1.16               -              -                0.50%             9.6%
12/31/05                 1.05               -              -                0.50%             5.4%
03/01/05                 1.00               -              -                0.50%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.25               -     $        -                0.25%             7.3%
12/31/06                 1.16               -              -                0.25%             9.8%
12/31/05                 1.06               -              -                0.25%             5.6%
03/01/05                 1.00               -              -                0.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.25                 198     $      248            0.00%             7.6%
12/31/06                 1.17                 126            146            0.00%            10.1%
12/31/05                 1.06               -              -                0.00%             5.9%
03/01/05                 1.00               -              -                0.00%             0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005
2.6%       2.6%         1.5%

                             AUL American Unit Trust
                                    Fidelity
                                  Freedom 2020

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    5,160,697    $    5,237,839           376,115
Receivables: investments sold                 10,880    ==============    ==============
Payables: investments redeemed                    (1)
                                      --------------
Net assets                            $    5,171,576
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    4,120,056         3,336,131    $         1.23
Band 100                                      12,098             9,727              1.24
Band 75                                            -                 -              1.25
Band 50                                            -                 -              1.26
Band 25                                            -                 -              1.27
Band 0                                     1,039,422           812,343              1.28
                                      --------------    --------------
Total                                 $    5,171,576         4,158,201
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $     75,091
   Mortality & expense charges                                            40,656
                                                                    ------------
   Net investment income (loss)                                           34,435
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                              185,988
   Realized gain distributions                                            74,371
   Net change in unrealized appreciation (depreciation)                 (131,983)
                                                                    ------------
   Net gain (loss)                                                       128,376
                                                                    ------------
Increase (decrease) in net assets from operations                   $    162,811
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     34,435    $     17,358
   Net realized gain (loss)                              185,988           5,324
   Realized gain distributions                            74,371          18,387
   Net change in unrealized appreciation
      (depreciation)                                    (131,983)         53,805
                                                    ------------    ------------
Increase (decrease) in net assets from operations        162,811          94,874
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            4,992,330       1,974,124
   Cost of units redeemed                             (1,932,082)       (162,272)
                                                    ------------    ------------
   Increase (decrease)                                 3,060,248       1,811,852
                                                    ------------    ------------
Net increase (decrease)                                3,223,059       1,906,726
Net assets, beginning                                  1,948,517          41,791
                                                    ------------    ------------
Net assets, ending                                  $  5,171,576    $  1,948,517
                                                    ============    ============

Units sold                                             5,665,718       1,810,799
Units redeemed                                        (3,188,221)       (169,791)
                                                    ------------    ------------
Net increase (decrease)                                2,477,497       1,641,008
Units outstanding, beginning                           1,680,705          39,697
                                                    ------------    ------------
Units outstanding, ending                              4,158,202       1,680,705
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  7,007,290
Cost of units redeemed                                                (2,094,813)
Net investment income (loss)                                              52,107
Net realized gain (loss)                                                 191,310
Realized gain distributions                                               92,824
Net change in unrealized appreciation (depreciation)                     (77,142)
                                                                    ------------
                                                                    $  5,171,576
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.23               3,336     $    4,120            1.25%             6.7%
12/31/06                 1.16               1,539          1,781            1.25%            10.2%
12/31/05                 1.05                  40             42            1.25%             5.0%
03/01/05                 1.00               -              -                1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.24                  10     $       12            1.00%             7.0%
12/31/06                 1.16                   5              6            1.00%            10.2%
12/31/05                 1.05               -              -                1.00%             5.5%
03/01/05                 1.00               -              -                1.00%             0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.25               -     $        -                0.75%             7.3%
12/31/06                 1.17               -              -                0.75%            10.5%
12/31/05                 1.06               -              -                0.75%             5.7%
03/01/05                 1.00               -              -                0.75%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.26               -     $        -                0.50%             7.5%
12/31/06                 1.17               -              -                0.50%            10.7%
12/31/05                 1.06               -              -                0.50%             5.9%
03/01/05                 1.00               -              -                0.50%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.27               -     $        -                0.25%             7.8%
12/31/06                 1.18               -              -                0.25%            11.0%
12/31/05                 1.06               -              -                0.25%             6.2%
03/01/05                 1.00               -              -                0.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.28                 812     $    1,039            0.00%             8.1%
12/31/06                 1.18                 137            162            0.00%            11.3%
12/31/05                 1.06               -              -                0.00%             6.4%
03/01/05                 1.00               -              -                0.00%             0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006         2005
2.1%       2.6%         1.6%

                             AUL American Unit Trust
                                    Fidelity
                                  Freedom 2025

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    2,169,125    $    2,166,646           162,484
Receivables: investments sold                  1,172    ==============    ==============
Payables: investments redeemed                    (1)
                                      --------------
Net assets                            $    2,170,296
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    1,850,265         1,484,817    $         1.25
Band 100                                      27,652            22,034              1.25
Band 75                                            -                 -              1.26
Band 50                                            -                 -              1.27
Band 25                                            -                 -              1.28
Band 0                                       292,379           226,462              1.29
                                      --------------    --------------
Total                                 $    2,170,296         1,733,313
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $     27,962
   Mortality & expense charges                                            15,604
                                                                    ------------
   Net investment income (loss)                                           12,358
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                               60,434
   Realized gain distributions                                            33,609
   Net change in unrealized appreciation (depreciation)                  (26,926)
                                                                    ------------
   Net gain (loss)                                                        67,117
                                                                    ------------
Increase (decrease) in net assets from operations                   $     79,475
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     12,358    $      6,760
   Net realized gain (loss)                               60,434           1,487
   Realized gain distributions                            33,609           6,710
   Net change in unrealized appreciation
      (depreciation)                                     (26,926)         28,923
                                                    ------------    ------------
Increase (decrease) in net assets from operations         79,475          43,880
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,897,439         791,914
   Cost of units redeemed                               (620,052)        (44,330)
                                                    ------------    ------------
   Increase (decrease)                                 1,277,387         747,584
                                                    ------------    ------------
Net increase (decrease)                                1,356,862         791,464
Net assets, beginning                                    813,434          21,970
                                                    ------------    ------------
Net assets, ending                                  $  2,170,296    $    813,434
                                                    ============    ============

Units sold                                             1,536,633         724,983
Units redeemed                                          (498,958)        (50,160)
                                                    ------------    ------------
Net increase (decrease)                                1,037,675         674,823
Units outstanding, beginning                             695,638          20,815
                                                    ------------    ------------
Units outstanding, ending                              1,733,313         695,638
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  2,710,655
Cost of units redeemed                                                  (664,382)
Net investment income (loss)                                              19,268
Net realized gain (loss)                                                  61,921
Realized gain distributions                                               40,355
Net change in unrealized appreciation (depreciation)                       2,479
                                                                    ------------
                                                                    $  2,170,296
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.25               1,485     $    1,850            1.25%             7.0%
12/31/06                 1.16                 562            654            1.25%             9.9%
12/31/05                 1.06                  21             22            1.25%             6.0%
03/01/05                 1.00               -              -                1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.25                  22     $       28            1.00%             7.3%
12/31/06                 1.17                  14             17            1.00%            10.6%
12/31/05                 1.06               -              -                1.00%             5.8%
03/01/05                 1.00               -              -                1.00%             0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.26               -     $        -                0.75%             7.5%
12/31/06                 1.18               -              -                0.75%            10.9%
12/31/05                 1.06               -              -                0.75%             6.0%
03/01/05                 1.00               -              -                0.75%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.27               -     $        -                0.50%             7.8%
12/31/06                 1.18               -              -                0.50%            11.2%
12/31/05                 1.06               -              -                0.50%             6.2%
03/01/05                 1.00               -              -                0.50%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.28               -     $        -                0.25%             8.1%
12/31/06                 1.19               -              -                0.25%            11.4%
12/31/05                 1.06               -              -                0.25%             6.4%
03/01/05                 1.00               -              -                0.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.29                 226     $      292            0.00%             8.4%
12/31/06                 1.19                 119            142            0.00%            11.7%
12/31/05                 1.07               -              -                0.00%             6.7%
03/01/05                 1.00               -              -                0.00%             0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006         2005
1.9%       2.2%         1.4%

                             AUL American Unit Trust
                                    Fidelity
                                  Freedom 2030

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    3,534,524    $    3,525,239           248,495
Receivables: investments sold                 98,441    ==============    ==============
Payables: investments redeemed
                                      --------------
Net assets                            $    3,632,965
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    2,352,664         1,852,672    $         1.27
Band 100                                       9,094             7,111              1.28
Band 75                                            -                 -              1.29
Band 50                                            -                 -              1.30
Band 25                                            -                 -              1.31
Band 0                                     1,271,207           966,196              1.32
                                      --------------    --------------
Total                                 $    3,632,965         2,825,979
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $     38,111
   Mortality & expense charges                                            25,081
                                                                    ------------
   Net investment income (loss)                                           13,030
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                              235,397
   Realized gain distributions                                            61,907
   Net change in unrealized appreciation (depreciation)                  (60,995)
                                                                    ------------
   Net gain (loss)                                                       236,309
                                                                    ------------
Increase (decrease) in net assets from operations                   $    249,339
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     13,030    $      6,763
   Net realized gain (loss)                              235,397           1,923
   Realized gain distributions                            61,907          21,229
   Net change in unrealized appreciation
      (depreciation)                                     (60,995)         69,461
                                                    ------------    ------------
Increase (decrease) in net assets from operations        249,339          99,376
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            8,737,255       1,353,940
   Cost of units redeemed                             (6,749,871)        (81,057)
                                                    ------------    ------------
   Increase (decrease)                                 1,987,384       1,272,883
                                                    ------------    ------------
Net increase (decrease)                                2,236,723       1,372,259
Net assets, beginning                                  1,396,242          23,983
                                                    ------------    ------------
Net assets, ending                                  $  3,632,965    $  1,396,242
                                                    ============    ============

Units sold                                            11,485,091       1,256,790
Units redeemed                                        (9,834,069)       (104,438)
                                                    ------------    ------------
Net increase (decrease)                                1,651,022       1,152,352
Units outstanding, beginning                           1,174,957          22,605
                                                    ------------    ------------
Units outstanding, ending                              2,825,979       1,174,957
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 10,114,201
Cost of units redeemed                                                (6,830,928)
Net investment income (loss)                                              19,896
Net realized gain (loss)                                                 237,320
Realized gain distributions                                               83,191
Net change in unrealized appreciation (depreciation)                       9,285
                                                                    ------------
                                                                    $  3,632,965
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.27               1,853     $    2,353            1.25%             7.4%
12/31/06                 1.18                 908          1,073            1.25%            11.5%
12/31/05                 1.06                  23             24            1.25%             6.0%
03/01/05                 1.00               -              -                1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.28                   7     $        9            1.00%             7.7%
12/31/06                 1.19                   3              3            1.00%            11.7%
12/31/05                 1.06               -              -                1.00%             6.3%
03/01/05                 1.00               -              -                1.00%             0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.29               -     $        -                0.75%             8.0%
12/31/06                 1.19               -              -                0.75%            12.0%
12/31/05                 1.07               -              -                0.75%             6.5%
03/01/05                 1.00               -              -                0.75%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.30               -     $        -                0.50%             8.2%
12/31/06                 1.20               -              -                0.50%            12.3%
12/31/05                 1.07               -              -                0.50%             6.8%
03/01/05                 1.00               -              -                0.50%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.31               -     $        -                0.25%             8.5%
12/31/06                 1.20               -              -                0.25%            12.5%
12/31/05                 1.07               -              -                0.25%             7.0%
03/01/05                 1.00               -              -                0.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.32                 966     $    1,271            0.00%             8.8%
12/31/06                 1.21                 264            320            0.00%            12.8%
12/31/05                 1.07                   -              -            0.00%             7.2%
03/01/05                 1.00                   -              -            0.00%             0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006         2005
1.5%       2.0%         0.8%

                             AUL American Unit Trust
                                    Fidelity
                                  Freedom 2035

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    1,209,171    $    1,187,921            87,805
Receivables: investments sold                  1,667    ==============    ==============
Payables: investments redeemed                    (1)
                                      --------------
Net assets                            $    1,210,837
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      764,007           600,825    $         1.27
Band 100                                      27,781            21,693              1.28
Band 75                                            -                 -              1.29
Band 50                                            -                 -              1.30
Band 25                                            -                 -              1.31
Band 0                                       419,049           318,069              1.32
                                      --------------    --------------
Total                                 $    1,210,837           940,587
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $     11,120
   Mortality & expense charges                                             7,327
                                                                    ------------
   Net investment income (loss)                                            3,793
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                               33,875
   Realized gain distributions                                            19,657
   Net change in unrealized appreciation (depreciation)                   (6,589)
                                                                    ------------
   Net gain (loss)                                                        46,943
                                                                    ------------
Increase (decrease) in net assets from operations                   $     50,736
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      3,793    $      3,475
   Net realized gain (loss)                               33,875             787
   Realized gain distributions                            19,657           5,832
   Net change in unrealized appreciation
      (depreciation)                                      (6,589)         27,488
                                                    ------------    ------------
Increase (decrease) in net assets from operations         50,736          37,582
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,010,777         451,156
   Cost of units redeemed                               (350,996)         (8,258)
                                                    ------------    ------------
   Increase (decrease)                                   659,781         442,898
                                                    ------------    ------------
Net increase (decrease)                                  710,517         480,480
Net assets, beginning                                    500,320          19,840
                                                    ------------    ------------
Net assets, ending                                  $  1,210,837    $    500,320
                                                    ============    ============

Units sold                                               801,972         412,755
Units redeemed                                          (280,125)        (12,710)
                                                    ------------    ------------
Net increase (decrease)                                  521,847         400,045
Units outstanding, beginning                             418,740          18,695
                                                    ------------    ------------
Units outstanding, ending                                940,587         418,740
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,481,283
Cost of units redeemed                                                  (359,254)
Net investment income (loss)                                               7,375
Net realized gain (loss)                                                  34,662
Realized gain distributions                                               25,521
Net change in unrealized appreciation (depreciation)                      21,250
                                                                    ------------
                                                                    $  1,210,837
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.27                 601     $      764            1.25%             7.4%
12/31/06                 1.18                 245            290            1.25%            11.7%
12/31/05                 1.06                  19             20            1.25%             6.0%
03/01/05                 1.00               -              -                1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.28                  22     $       28            1.00%             7.6%
12/31/06                 1.19                  14             16            1.00%            11.9%
12/31/05                 1.06               -              -                1.00%             6.4%
03/01/05                 1.00               -              -                1.00%             0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.29               -     $        -                0.75%             7.9%
12/31/06                 1.20               -              -                0.75%            12.1%
12/31/05                 1.07               -              -                0.75%             6.6%
03/01/05                 1.00               -              -                0.75%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.30               -     $        -                0.50%             8.2%
12/31/06                 1.20               -              -                0.50%            12.4%
12/31/05                 1.07               -              -                0.50%             6.8%
03/01/05                 1.00               -              -                0.50%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.31               -     $        -                0.25%             8.5%
12/31/06                 1.21               -              -                0.25%            12.7%
12/31/05                 1.07               -              -                0.25%             7.0%
03/01/05                 1.00               -              -                0.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.32                 318     $      419            0.00%             8.7%
12/31/06                 1.21                 160            194            0.00%            13.0%
12/31/05                 1.07               -              -                0.00%             7.2%
03/01/05                 1.00               -              -                0.00%             0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006         2005
1.3%       1.9%         1.1%

                             AUL American Unit Trust
                                    Fidelity
                                  Freedom 2040

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    3,460,536    $    3,403,628           230,277
Receivables: investments sold                  2,831    ==============    ==============
Payables: investments redeemed                    (1)
                                      --------------
Net assets                            $    3,463,366
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    1,791,372         1,399,390    $         1.28
Band 100                                      10,917             8,468              1.29
Band 75                                            -                 -              1.30
Band 50                                            -                 -              1.31
Band 25                                            -                 -              1.32
Band 0                                     1,661,077         1,252,423              1.33
                                      --------------    --------------
Total                                 $    3,463,366         2,660,281
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $     34,632
   Mortality & expense charges                                            19,704
                                                                    ------------
   Net investment income (loss)                                           14,928
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                               76,798
   Realized gain distributions                                            63,562
   Net change in unrealized appreciation (depreciation)                    2,760
                                                                    ------------
   Net gain (loss)                                                       143,120
                                                                    ------------
Increase (decrease) in net assets from operations                   $    158,048
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     14,928    $      9,346
   Net realized gain (loss)                               76,798           1,072
   Realized gain distributions                            63,562          16,615
   Net change in unrealized appreciation
      (depreciation)                                       2,760          53,753
                                                    ------------    ------------
Increase (decrease) in net assets from operations        158,048          80,786
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            3,398,621       1,250,506
   Cost of units redeemed                             (1,351,923)        (90,662)
                                                    ------------    ------------
   Increase (decrease)                                 2,046,698       1,159,844
                                                    ------------    ------------
Net increase (decrease)                                2,204,746       1,240,630
Net assets, beginning                                  1,258,620          17,990
                                                    ------------    ------------
Net assets, ending                                  $  3,463,366   $   1,258,620
                                                    ============    ============

Units sold                                             2,672,929       1,120,541
Units redeemed                                        (1,060,940)        (89,174)
                                                    ------------    ------------
Net increase (decrease)                                1,611,989       1,031,367
Units outstanding, beginning                           1,048,292          16,925
                                                    ------------    ------------
Units outstanding, ending                              2,660,281       1,048,292
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  4,666,616
Cost of units redeemed                                                (1,442,616)
Net investment income (loss)                                              24,372
Net realized gain (loss)                                                  77,870
Realized gain distributions                                               80,216
Net change in unrealized appreciation (depreciation)                      56,908
                                                                    ------------
                                                                    $  3,463,366
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.28               1,399     $    1,791            1.25%             7.5%
12/31/06                 1.19                 658            784            1.25%            12.3%
12/31/05                 1.06                  17             18            1.25%             6.0%
03/01/05                 1.00               -              -                1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.29                   8     $       11            1.00%             7.8%
12/31/06                 1.20                   3              4            1.00%            12.3%
12/31/05                 1.07               -              -                1.00%             6.5%
03/01/05                 1.00               -              -                1.00%             0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.30               -     $        -                0.75%             8.1%
12/31/06                 1.20               -              -                0.75%            12.6%
12/31/05                 1.07               -              -                0.75%             6.7%
03/01/05                 1.00               -              -                0.75%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.31               -     $        -                0.50%             8.3%
12/31/06                 1.21               -              -                0.50%            12.8%
12/31/05                 1.07               -              -                0.50%             7.0%
03/01/05                 1.00               -              -                0.50%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.32               -     $        -                0.25%             8.6%
12/31/06                 1.21               -              -                0.25%            13.1%
12/31/05                 1.07               -              -                0.25%             7.2%
03/01/05                 1.00               -              -                0.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.33               1,252     $    1,661            0.00%             8.9%
12/31/06                 1.22                 387            471            0.00%            13.4%
12/31/05                 1.07               -              -                0.00%             7.4%
03/01/05                 1.00               -              -                0.00%             0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006         2005
1.5%       2.0%         1.4%

                             AUL American Unit Trust
                                    Fidelity
                             Advisor Freedom Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      240,400    $      241,885            22,478
Receivables: investments sold                    126    ==============    ==============
Payables: investments redeemed                   (45)
                                      --------------
Net assets                            $      240,481
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      240,481           218,421    $         1.10
Band 100                                           -                 -              1.11
Band 75                                            -                 -              1.12
Band 50                                            -                 -              1.12
Band 25                                            -                 -              1.13
Band 0                                             -                 -              1.14
                                      --------------    --------------
Total                                 $      240,481           218,421
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $      6,702
   Mortality & expense charges                                             2,205
                                                                    ------------
   Net investment income (loss)                                            4,497
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  761
   Realized gain distributions                                               840
   Net change in unrealized appreciation (depreciation)                   (1,636)
                                                                    ------------
   Net gain (loss)                                                           (35)
                                                                    ------------
Increase (decrease) in net assets from operations                   $      4,462
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      4,497    $        677
   Net realized gain (loss)                                  761               4
   Realized gain distributions                               840              76
   Net change in unrealized appreciation
      (depreciation)                                      (1,636)            151
                                                    ------------    ------------
Increase (decrease) in net assets from operations          4,462             908
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              192,956          80,618
   Cost of units redeemed                                (38,455)             (8)
                                                    ------------    ------------
   Increase (decrease)                                   154,501          80,610
                                                    ------------    ------------
Net increase (decrease)                                  158,963          81,518
Net assets, beginning                                     81,518               -
                                                    ------------    ------------
Net assets, ending                                  $    240,481    $     81,518
                                                    ============    ============

Units sold                                               176,533          76,628
Units redeemed                                           (34,732)             (8)
                                                    ------------    ------------
Net increase (decrease)                                  141,801          76,620
Units outstanding, beginning                              76,620               -
                                                    ------------    ------------
Units outstanding, ending                                218,421          76,620
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    273,574
Cost of units redeemed                                                   (38,463)
Net investment income (loss)                                               5,174
Net realized gain (loss)                                                     765
Realized gain distributions                                                  916
Net change in unrealized appreciation (depreciation)                      (1,485)
                                                                    ------------
                                                                    $    240,481
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.10                 218     $      240            1.25%             3.8%
12/31/06                 1.06                  77             82            1.25%             4.0%
12/31/05                 1.02               -              -                1.25%             2.0%
03/01/05                 1.00               -              -                1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.11               -     $        -                1.00%             4.1%
12/31/06                 1.07               -              -                1.00%             4.4%
12/31/05                 1.02               -              -                1.00%             2.1%
03/01/05                 1.00               -              -                1.00%             0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.12               -     $        -                0.75%             4.3%
12/31/06                 1.07               -              -                0.75%             4.7%
12/31/05                 1.02               -              -                0.75%             2.3%
03/01/05                 1.00               -              -                0.75%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.12               -     $        -                0.50%             4.6%
12/31/06                 1.08               -              -                0.50%             4.9%
12/31/05                 1.02               -              -                0.50%             2.5%
03/01/05                 1.00               -              -                0.50%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.13               -     $        -                0.25%             4.9%
12/31/06                 1.08               -              -                0.25%             5.2%
12/31/05                 1.03               -              -                0.25%             2.7%
03/01/05                 1.00               -              -                0.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.14               -     $        -                0.00%             5.1%
12/31/06                 1.09               -              -                0.00%             5.4%
12/31/05                 1.03               -              -                0.00%             2.9%
03/01/05                 1.00               -              -                0.00%             0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006         2005
4.2%       2.1%         0.0%

                             AUL American Unit Trust
                                    Fidelity
                             Advisor Fifty (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $         -       $         -                 -
Receivables: investments sold                   -       ==============    ==============
Payables: investments redeemed                  -
                                      --------------
Net assets                            $         -
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $         -                 -       $         1.15
Band 100                                        -                 -                 1.16
Band 75                                         -                 -                 1.16
Band 50                                         -                 -                 1.16
Band 25                                         -                 -                 1.17
Band 0                                          -                 -                 1.17
                                      --------------    --------------
Total                                 $         -                 -
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $       -
   Mortality & expense charges                                              -
                                                                    ------------
   Net investment income (loss)                                             -
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                     -
                                                                    ------------
   Net gain (loss)                                                          -
                                                                    ------------
Increase (decrease) in net assets from operations                   $       -
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           For the period
                                                            Year ended      from 10/23/06
                                                            12/31/2007        to 12/31/06
                                                          ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $       -       $          -
   Net realized gain (loss)                                       -                  -
   Realized gain distributions                                    -                  -
   Net change in unrealized appreciation
      (depreciation)                                              -                  -
                                                          ------------       ------------
Increase (decrease) in net assets from operations                 -                  -
                                                          ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                       -                  -
   Cost of units redeemed                                         -                  -
                                                          ------------       ------------
   Increase (decrease)                                            -                  -
                                                          ------------       ------------
Net increase (decrease)                                           -                  -
Net assets, beginning                                             -                  -
                                                          ------------       ------------
Net assets, ending                                        $       -          $       -
                                                          ============       ============

Units sold                                                        -                  -
Units redeemed                                                                       -
                                                          ------------       ------------
Net increase (decrease)                                           -                  -
Units outstanding, beginning                                      -                  -
                                                          ------------       ------------
Units outstanding, ending                                         -                  -
                                                          ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $       -
Cost of units redeemed                                                      -
Net investment income (loss)                                                -
Net realized gain (loss)                                                    -
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                        -
                                                                    ------------
                                                                    $       -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.15                -        $     -               1.25%            10.8%
12/31/06                 1.04                -              -               1.25%             4.0%
10/23/06                 1.00                -              -               1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.16             -           $     -               1.00%            11.1%
12/31/06                 1.04             -                 -               1.00%             4.1%
10/23/06                 1.00             -                 -               1.00%             0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.16             -           $     -               0.75%            11.4%
12/31/06                 1.04             -                 -               0.75%             4.1%
10/23/06                 1.00             -                 -               0.75%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.16             -           $     -               0.50%            11.7%
12/31/06                 1.04             -                 -               0.50%             4.2%
10/23/06                 1.00             -                 -               0.50%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.17             -           $     -               0.25%            11.9%
12/31/06                 1.04             -                 -               0.25%             4.2%
10/23/06                 1.00             -                 -               0.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.17             -           $     -               0.00%            12.2%
12/31/06                 1.04             -                 -               0.00%             4.3%
10/23/06                 1.00             -                 -               0.00%             0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007                     2006
0.0%                     0.0%

                             AUL American Unit Trust
                                    Fidelity
                             Advisor Fifty (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $         -       $         -                 -
Receivables: investments sold                   -       ==============    ==============
Payables: investments redeemed                  -
                                      --------------
Net assets                            $         -
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $         -                 -         $       1.15
Band 100                                        -                 -                 1.15
Band 75                                         -                 -                 1.16
Band 50                                         -                 -                 1.16
Band 25                                         -                 -                 1.16
Band 0                                          -                 -                 1.17
                                      --------------    --------------
Total                                 $         -                 -
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $       -
   Mortality & expense charges                                              -
                                                                    ------------
   Net investment income (loss)                                             -
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                     -
                                                                    ------------
   Net gain (loss)                                                          -
                                                                    ------------
Increase (decrease) in net assets from operations                   $       -
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           For the period
                                                            Year ended      from 10/23/06
                                                            12/31/2007        to 12/31/06
                                                          ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $       -          $       -
   Net realized gain (loss)                                       -                  -
   Realized gain distributions                                    -                  -
   Net change in unrealized appreciation
      (depreciation)                                              -                  -
                                                          ------------       ------------
Increase (decrease) in net assets from operations                 -                  -
                                                          ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                       -                  -
   Cost of units redeemed                                         -                  -
                                                          ------------       ------------
   Increase (decrease)                                            -                  -
                                                          ------------       ------------
Net increase (decrease)                                           -                  -
Net assets, beginning                                             -                  -
                                                          ------------       ------------
Net assets, ending                                        $       -          $       -
                                                          ============       ============

Units sold                                                        -                  -
Units redeemed                                                    -                  -
                                                          ------------       ------------
Net increase (decrease)                                           -                  -
Units outstanding, beginning                                      -                  -
                                                          ------------       ------------
Units outstanding, ending                                         -                  -
                                                          ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $       -
Cost of units redeemed                                                      -
Net investment income (loss)                                                -
Net realized gain (loss)                                                    -
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                        -
                                                                    ------------
                                                                    $       -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.15                -        $     -               1.25%            10.5%
12/31/06                 1.04                -              -               1.25%             3.9%
10/23/06                 1.00                -              -               1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.15                -        $     -               1.00%            10.8%
12/31/06                 1.04                -              -               1.00%             4.0%
10/23/06                 1.00                -              -               1.00%             0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.16                -        $     -               0.75%            11.1%
12/31/06                 1.04                -              -               0.75%             4.0%
10/23/06                 1.00                -              -               0.75%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.16                -        $     -               0.50%            11.4%
12/31/06                 1.04                -              -               0.50%             4.1%
10/23/06                 1.00                -              -               0.50%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.16                -        $     -               0.25%            11.6%
12/31/06                 1.04                -              -               0.25%             4.1%
10/23/06                 1.00                -              -               0.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.17                -        $     -               0.00%            11.9%
12/31/06                 1.04                -              -               0.00%             4.2%
10/23/06                 1.00                -              -               0.00%             0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007           2006
0.0%             0.0%

                             AUL American Unit Trust
                                    Fidelity
                    Advisor Leveraged Company Stock (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    1,694,163    $    1,698,452            44,367
Receivables: investments sold                  5,553    ==============    ==============
Payables: investments redeemed                   -
                                      --------------
Net assets                            $    1,699,716
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    1,699,716         1,371,276    $         1.24
Band 100                                        -                 -                 1.24
Band 75                                         -                 -                 1.25
Band 50                                         -                 -                 1.25
Band 25                                         -                 -                 1.25
Band 0                                          -                 -                 1.26
                                      --------------    --------------
Total                                 $    1,699,716         1,371,276
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $      9,434
   Mortality & expense charges                                            11,087
                                                                    ------------
   Net investment income (loss)                                           (1,653)
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                               35,087
   Realized gain distributions                                            28,172
   Net change in unrealized appreciation (depreciation)                   (4,289)
                                                                    ------------
   Net gain (loss)                                                        58,970
                                                                    ------------
Increase (decrease) in net assets from operations                   $     57,317
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           For the period
                                                            Year ended      from 10/23/06
                                                            12/31/2007        to 12/31/06
                                                          ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $     (1,653)      $       -
   Net realized gain (loss)                                     35,087               -
   Realized gain distributions                                  28,172               -
   Net change in unrealized appreciation
      (depreciation)                                            (4,289)              -
                                                          ------------       ------------
Increase (decrease) in net assets from operations               57,317               -
                                                          ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                  1,973,926               -
   Cost of units redeemed                                     (331,527)              -
                                                          ------------       ------------
   Increase (decrease)                                       1,642,399               -
                                                          ------------       ------------
Net increase (decrease)                                      1,699,716               -
Net assets, beginning                                             -                  -
                                                          ------------       ------------
Net assets, ending                                        $  1,699,716       $       -
                                                          ============       ============

Units sold                                                   1,474,058               -
Units redeemed                                                (102,782)              -
                                                          ------------       ------------
Net increase (decrease)                                      1,371,276               -
Units outstanding, beginning                                      -                  -
                                                          ------------       ------------
Units outstanding, ending                                    1,371,276               -
                                                          ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,973,926
Cost of units redeemed                                                  (331,527)
Net investment income (loss)                                              (1,653)
Net realized gain (loss)                                                  35,087
Realized gain distributions                                               28,172
Net change in unrealized appreciation (depreciation)                      (4,289)
                                                                    ------------
                                                                    $  1,699,716
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.24               1,371      $   1,700            1.25%            17.9%
12/31/06                 1.05                -              -               1.25%             5.2%
10/23/06                 1.00                -              -               1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.24                -        $     -               1.00%            18.2%
12/31/06                 1.05                -              -               1.00%             5.2%
10/23/06                 1.00                -              -               1.00%             0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.25                -        $     -               0.75%            18.5%
12/31/06                 1.05                -              -               0.75%             5.3%
10/23/06                 1.00                -              -               0.75%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.25                -        $     -               0.50%            18.8%
12/31/06                 1.05                -              -               0.50%             5.3%
10/23/06                 1.00                -              -               0.50%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.25                -        $     -               0.25%            19.1%
12/31/06                 1.05                -              -               0.25%             5.4%
10/23/06                 1.00                -              -               0.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.26                -        $     -               0.00%            19.4%
12/31/06                 1.05                -              -               0.00%             5.4%
10/23/06                 1.00                -              -               0.00%             0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007                     2006
1.1%                     0.0%

                             AUL American Unit Trust
                                    Fidelity
                    Advisor Leveraged Company Stock (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    1,019,916    $    1,023,815            27,237
Receivables: investments sold                  9,064    ==============    ==============
Payables: investments redeemed                  -
                                      --------------
Net assets                            $    1,028,980
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      723,427           585,312      $       1.24
Band 100                                        -                 -                 1.24
Band 75                                         -                 -                 1.24
Band 50                                         -                 -                 1.25
Band 25                                         -                 -                 1.25
Band 0                                       305,553           243,570              1.25
                                      --------------    --------------
Total                                 $    1,028,980           828,882
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                  $      3,887
   Mortality & expense charges                                             3,395
                                                                    ------------
   Net investment income (loss)                                              492
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  (59)
   Realized gain distributions                                            18,726
   Net change in unrealized appreciation (depreciation)                   (3,899)
                                                                    ------------
   Net gain (loss)                                                        14,768
                                                                    ------------
Increase (decrease) in net assets from operations                   $     15,260
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           For the period
                                                            Year ended      from 10/23/06
                                                            12/31/2007        to 12/31/06
                                                          ------------       ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $        492       $       -
   Net realized gain (loss)                                        (59)              -
   Realized gain distributions                                  18,726               -
   Net change in unrealized appreciation
      (depreciation)                                            (3,899)              -
                                                          ------------       ------------
Increase (decrease) in net assets from operations               15,260               -
                                                          ------------       ------------
Contract owner transactions:
   Proceeds from units sold                                  1,401,535               -
   Cost of units redeemed                                     (387,815)              -
                                                          ------------       ------------
   Increase (decrease)                                       1,013,720               -
                                                          ------------       ------------
Net increase (decrease)                                      1,028,980               -
Net assets, beginning                                             -                  -
                                                          ------------       ------------
Net assets, ending                                        $  1,028,980       $       -
                                                          ============       ============

Units sold                                                   1,146,600               -
Units redeemed                                                (317,718)              -
                                                          ------------       ------------
Net increase (decrease)                                        828,882               -
Units outstanding, beginning                                      -                  -
                                                          ------------       ------------
Units outstanding, ending                                      828,882               -
                                                          ============       ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,401,535
Cost of units redeemed                                                  (387,815)
Net investment income (loss)                                                 492
Net realized gain (loss)                                                     (59)
Realized gain distributions                                               18,726
Net change in unrealized appreciation (depreciation)                      (3,899)
                                                                    ------------
                                                                    $  1,028,980
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.24                 585      $     723            1.25%            17.6%
12/31/06                 1.05                -              -               1.25%             5.1%
10/23/06                 1.00                -              -               1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.24                -        $     -               1.00%            17.9%
12/31/06                 1.05                -              -               1.00%             5.2%
10/23/06                 1.00                -              -               1.00%             0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.24                -        $     -               0.75%            18.2%
12/31/06                 1.05                -              -               0.75%             5.2%
10/23/06                 1.00                -              -               0.75%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.25                -        $     -               0.50%            18.5%
12/31/06                 1.05                -              -               0.50%             5.3%
10/23/06                 1.00                -              -               0.50%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.25                -        $     -               0.25%            18.8%
12/31/06                 1.05                -              -               0.25%             5.3%
10/23/06                 1.00                -              -               0.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.25                 244     $      306            0.00%            19.1%
12/31/06                 1.05                -              -               0.00%             5.4%
10/23/06                 1.00                -              -               0.00%             0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007                     2006
0.8%                     0.0%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2010 (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      751,343    $      763,749            60,445
Receivables: investments sold                    597    ==============    ==============
Payables: investments redeemed                   (1)
                                      --------------
Net assets                            $      751,939
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      751,939           742,638    $         1.01
Band 100                                        -                 -                 1.01
Band 75                                         -                 -                 1.02
Band 50                                         -                 -                 1.02
Band 25                                         -                 -                 1.02
Band 0                                          -                 -                 1.02
                                      --------------    --------------
Total                                 $      751,939           742,638
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                  $     14,914
   Mortality & expense charges                                               522
                                                                    ------------
   Net investment income (loss)                                           14,392
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   14
   Realized gain distributions                                             2,947
   Net change in unrealized appreciation (depreciation)                  (12,406)
                                                                    ------------
   Net gain (loss)                                                        (9,445)
                                                                    ------------
Increase (decrease) in net assets from operations                   $      4,947
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 5/24/07
                                                                     to 12/31/07
                                                                    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $     14,392
   Net realized gain (loss)                                                   14
   Realized gain distributions                                             2,947
   Net change in unrealized appreciation
      (depreciation)                                                     (12,406)
                                                                    ------------
Increase (decrease) in net assets from operations                          4,947
                                                                    ------------
Contract owner transactions:
   Proceeds from units sold                                              853,588
   Cost of units redeemed                                               (106,596)
                                                                    ------------
   Increase (decrease)                                                   746,992
                                                                    ------------
Net increase (decrease)                                                  751,939
Net assets, beginning                                                       -
                                                                    ------------
Net assets, ending                                                  $    751,939
                                                                    ============

Units sold                                                               848,088
Units redeemed                                                          (105,450)
                                                                    ------------
Net increase (decrease)                                                  742,638
Units outstanding, beginning                                                -
                                                                    ------------
Units outstanding, ending                                                742,638
                                                                    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    853,588
Cost of units redeemed                                                  (106,596)
Net investment income (loss)                                              14,392
Net realized gain (loss)                                                      14
Realized gain distributions                                                2,947
Net change in unrealized appreciation (depreciation)                     (12,406)
                                                                    ------------
                                                                    $    751,939
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.01                 743     $      752            1.25%             1.3%
05/24/07                 1.00                -              -               1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.01                -        $     -               1.00%             1.4%
05/24/07                 1.00                -              -               1.25%             0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.02                -        $     -               0.75%             1.6%
05/24/07                 1.00                -              -               1.25%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.02                -        $     -               0.50%             1.7%
05/24/07                 1.00                -              -               1.25%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.02                -        $     -               0.25%             1.9%
05/24/07                 1.00                -              -               1.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.02                -        $     -               0.00%            2.0%
05/24/07                 1.00                -              -               1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

                                      2007
                                      4.0%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2015 (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       85,794    $       87,267             6,829
Receivables: investments sold                    183    ==============    ==============
Payables: investments redeemed                  -
                                      --------------
Net assets                            $       85,977
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $       85,977            85,021    $         1.01
Band 100                                        -                 -                 1.01
Band 75                                         -                 -                 1.01
Band 50                                         -                 -                 1.02
Band 25                                         -                 -                 1.02
Band 0                                          -                 -                 1.02
                                      --------------    --------------
Total                                 $       85,977            85,021
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                  $      1,532
   Mortality & expense charges                                                55
                                                                    ------------
   Net investment income (loss)                                            1,477
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    1
   Realized gain distributions                                               400
   Net change in unrealized appreciation (depreciation)                   (1,473)
                                                                    ------------
   Net gain (loss)                                                        (1,072)
                                                                    ------------
Increase (decrease) in net assets from operations                   $        405
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 5/24/07
                                                                     to 12/31/07
                                                                    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $      1,477
   Net realized gain (loss)                                                    1
   Realized gain distributions                                               400
   Net change in unrealized appreciation
      (depreciation)                                                      (1,473)
                                                                    ------------
Increase (decrease) in net assets from operations                            405
                                                                    ------------
Contract owner transactions:
   Proceeds from units sold                                               85,578
   Cost of units redeemed                                                     (6)
                                                                    ------------
   Increase (decrease)                                                    85,572
                                                                    ------------
Net increase (decrease)                                                   85,977
Net assets, beginning                                                       -
                                                                    ------------
Net assets, ending                                                  $     85,977
                                                                    ============

Units sold                                                                85,027
Units redeemed                                                                (6)
                                                                    ------------
Net increase (decrease)                                                   85,021
Units outstanding, beginning                                                -
                                                                    ------------
Units outstanding, ending                                                 85,021
                                                                    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     85,578
Cost of units redeemed                                                        (6)
Net investment income (loss)                                               1,477
Net realized gain (loss)                                                       1
Realized gain distributions                                                  400
Net change in unrealized appreciation (depreciation)                      (1,473)
                                                                    ------------
                                                                    $     85,977
                                                                    ------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.01                  85     $       86            1.25%             1.1%
05/24/07                 1.00                -              -               1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.01                -        $     -               1.00%            1.3%
05/24/07                 1.00                -              -               1.25%            0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.01                -        $     -               0.75%             1.4%
05/24/07                 1.00                -              -               1.25%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.02                -        $     -               0.50%             1.6%
05/24/07                 1.00                -              -               1.25%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.02                -        $     -               0.25%             1.7%
05/24/07                 1.00                -              -               1.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.02                -        $     -               0.00%            1.9%
05/24/07                 1.00                -              -               1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

                                      2007
                                      3.6%


                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2020 (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    4,099,199    $    4,189,952           299,070
Receivables: investments sold                 16,021    ==============    ==============
Payables: investments redeemed                  -
                                      --------------
Net assets                            $    4,115,220
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    4,115,220         4,077,984    $         1.01
Band 100                                        -                 -                 1.01
Band 75                                         -                 -                 1.01
Band 50                                         -                 -                 1.01
Band 25                                         -                 -                 1.02
Band 0                                          -                 -                 1.02
                                      --------------    --------------
Total                                 $    4,115,220         4,077,984
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                  $     65,041
   Mortality & expense charges                                             3,702
                                                                    ------------
   Net investment income (loss)                                           61,339
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  (21)
   Realized gain distributions                                            20,417
   Net change in unrealized appreciation (depreciation)                  (90,753)
                                                                    ------------
   Net gain (loss)                                                       (70,357)
                                                                    ------------
Increase (decrease) in net assets from operations                   $     (9,018)
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 5/24/07
                                                                     to 12/31/07
                                                                    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $     61,339
   Net realized gain (loss)                                                  (21)
   Realized gain distributions                                            20,417
   Net change in unrealized appreciation
      (depreciation)                                                     (90,753)
                                                                    ------------
Increase (decrease) in net assets from operations                         (9,018)
                                                                    ------------
Contract owner transactions:
   Proceeds from units sold                                            4,127,776
   Cost of units redeemed                                                 (3,538)
                                                                    ------------
   Increase (decrease)                                                 4,124,238
                                                                    ------------
Net increase (decrease)                                                4,115,220
Net assets, beginning                                                       -
                                                                    ------------
Net assets, ending                                                  $  4,115,220
                                                                    ============

Units sold                                                             4,081,490
Units redeemed                                                            (3,506)
                                                                    ------------
Net increase (decrease)                                                4,077,984
Units outstanding, beginning                                                -
                                                                    ------------
Units outstanding, ending                                              4,077,984
                                                                    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  4,127,776
Cost of units redeemed                                                    (3,538)
Net investment income (loss)                                              61,339
Net realized gain (loss)                                                     (21)
Realized gain distributions                                               20,417
Net change in unrealized appreciation (depreciation)                     (90,753)
                                                                    ------------
                                                                    $  4,115,220
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.01               4,078     $    4,115            1.25%             0.9%
05/24/07                 1.00                -              -               1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.01                -        $     -               1.00%             1.1%
05/24/07                 1.00                -              -               1.25%             0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.01                -        $     -               0.75%             1.2%
05/24/07                 1.00                -              -               1.25%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.01                -        $     -               0.50%             1.4%
05/24/07                 1.00                -              -               1.25%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.02                -        $     -               0.25%             1.5%
05/24/07                 1.00                -              -               1.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.02                -        $     -               0.00%            1.7%
05/24/07                 1.00                -              -               1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

                                      2007
                                      3.2%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2025 (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      285,881    $      289,473            21,489
Receivables: investments sold                    348    ==============    ==============
Payables: investments redeemed                   (1)
                                      --------------
Net assets                            $      286,228
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      286,228           283,663    $         1.01
Band 100                                        -                 -                 1.01
Band 75                                         -                 -                 1.01
Band 50                                         -                 -                 1.01
Band 25                                         -                 -                 1.02
Band 0                                          -                 -                 1.02
                                      --------------    --------------
Total                                 $      286,228           283,663
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                  $      4,082
   Mortality & expense charges                                               166
                                                                    ------------
   Net investment income (loss)                                            3,916
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 -
   Realized gain distributions                                             1,473
   Net change in unrealized appreciation (depreciation)                   (3,592)
                                                                    ------------
   Net gain (loss)                                                        (2,119)
                                                                    ------------
Increase (decrease) in net assets from operations                   $      1,797
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 5/24/07
                                                                     to 12/31/07
                                                                    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                     $      3,916
   Net realized gain (loss)                                                 -
   Realized gain distributions                                             1,473
   Net change in unrealized appreciation
      (depreciation)                                                      (3,592)
                                                                    ------------
Increase (decrease) in net assets from operations                          1,797
                                                                    ------------
Contract owner transactions:
   Proceeds from units sold                                              284,587
   Cost of units redeemed                                                   (156)
                                                                    ------------
   Increase (decrease)                                                   284,431
                                                                    ------------
Net increase (decrease)                                                  286,228
Net assets, beginning                                                       -
                                                                    ------------
Net assets, ending                                                  $    286,228
                                                                    ============

Units sold                                                               283,817
Units redeemed                                                              (154)
                                                                    ------------
Net increase (decrease)                                                  283,663
Units outstanding, beginning                                                -
                                                                    ------------
Units outstanding, ending                                                283,663
                                                                    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    284,587
Cost of units redeemed                                                      (156)
Net investment income (loss)                                               3,916
Net realized gain (loss)                                                    -
Realized gain distributions                                                1,473
Net change in unrealized appreciation (depreciation)                      (3,592)
                                                                    ------------
                                                                    $    286,228
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.01                 284     $      286            1.25%             0.9%
05/24/07                 1.00                -              -               1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07       $         1.01                -       $      -               1.00%            1.1%
05/24/07                 1.00                -              -               1.25%            0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.01                -        $     -               0.75%             1.2%
05/24/07                 1.00                -              -               1.25%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.01                -        $     -               0.50%             1.4%
05/24/07                 1.00                -              -               1.25%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.02                -        $     -               0.25%             1.5%
05/24/07                 1.00                -              -               1.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.02                -        $     -               0.00%             1.7%
05/24/07                 1.00                -              -               1.25%             0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

                                      2007
                                      2.9%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2030 (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      166,657    $      171,177            11,405
Receivables: investments sold                    425    ==============    ==============
Payables: investments redeemed                  -
                                      --------------
Net assets                            $      167,082
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      167,082           166,049    $         1.01
Band 100                                        -                 -                 1.01
Band 75                                         -                 -                 1.01
Band 50                                         -                 -                 1.11
Band 25                                         -                 -                 1.01
Band 0                                          -                 -                 1.01
                                      --------------    --------------
Total                                 $      167,082           166,049
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                  $      1,874
   Mortality & expense charges                                                96
                                                                    ------------
   Net investment income (loss)                                            1,778
                                                                    ------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  (83)
   Realized gain distributions                                               964
   Net change in unrealized appreciation (depreciation)                   (4,520)
                                                                    ------------
   Net gain (loss)                                                        (3,639)
                                                                    ------------
Increase (decrease) in net assets from operations                   $     (1,861)
                                                                    ============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         For the period
                                                           from 5/24/07
                                                            to 12/31/07
                                                           ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                            $      1,778
   Net realized gain (loss)                                         (83)
   Realized gain distributions                                      964
   Net change in unrealized appreciation
      (depreciation)                                             (4,520)
                                                           ------------
Increase (decrease) in net assets from operations                (1,861)
                                                           ------------
Contract owner transactions:
   Proceeds from units sold                                     171,022
   Cost of units redeemed                                        (2,079)
                                                           ------------
   Increase (decrease)                                          168,943
                                                           ------------
Net increase (decrease)                                         167,082
Net assets, beginning                                              -
                                                           ------------
Net assets, ending                                         $    167,082
                                                           ============

Units sold                                                      168,160
Units redeemed                                                   (2,111)
Net increase (decrease)                                         166,049
Units outstanding, beginning                                       -
                                                           ------------
Units outstanding, ending                                       166,049
                                                           ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    171,022
Cost of units redeemed                                                    (2,079)
Net investment income (loss)                                               1,778
Net realized gain (loss)                                                     (83)
Realized gain distributions                                                  964
Net change in unrealized appreciation (depreciation)                      (4,520)
                                                                    ------------
                                                                     $   167,082
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.01                166      $      167            1.25%             0.6%
05/24/07                 1.00               -               -               1.25%             0.0%

                                             BAND 100
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.01                -        $     -               1.00%            0.8%
05/24/07                 1.00                -              -               1.25%            0.0%

                                              BAND 75
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.01                -        $     -               0.75%             0.9%
05/24/07                 1.00                -              -               1.25%             0.0%

                                              BAND 50
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.11                -        $     -               0.50%            10.8%
05/24/07                 1.00                -              -               1.25%             0.0%

                                              BAND 25
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.01                -       $      -               0.25%             1.2%
05/24/07                 1.00                -              -               1.25%             0.0%

                                              BAND 0
--------------------------------------------------------------------------------------------------

                                            Units                    Expense as a
                                      Outstanding     Net Assets     % of Average
                   Unit Value              (000s)         (000s)       Net Assets     Total Return
                 ---------------------------------------------------------------------------------
12/31/07         $       1.01                -        $     -               0.00%            1.4%
05/24/07                 1.00                -              -               1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

                                      2007
                                      2.2%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2035 (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      133,221  $      134,782           9,630
Receivables: investments sold                 62  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      133,283
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      133,283         132,511  $         1.01
Band 100                                     -               -              1.01
Band 75                                      -               -              1.01
Band 50                                      -               -              1.01
Band 25                                      -               -              1.01
Band 0                                       -               -              1.01
                                  --------------  --------------
Total                             $      133,283         132,511
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2007

Investment income:
   Dividend income                                                $        1,495
   Mortality & expense charges                                                82
                                                                  --------------
   Net investment income (loss)                                            1,413
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               757
   Net change in unrealized appreciation (depreciation)                   (1,561)
                                                                  --------------
   Net gain (loss)                                                          (804)
                                                                  --------------
Increase (decrease) in net assets from operations                 $          609
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 5/24/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $        1,413
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               757
   Net change in unrealized appreciation
      (depreciation)                                                      (1,561)
                                                                  --------------
Increase (decrease) in net assets from operations                            609
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                              132,700
   Cost of units redeemed                                                    (26)
                                                                  --------------
   Increase (decrease)                                                   132,674
                                                                  --------------
Net increase (decrease)                                                  133,283
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $      133,283
                                                                  ==============

Units sold                                                               132,537
Units redeemed                                                               (26)
                                                                  --------------
Net increase (decrease)                                                  132,511
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                132,511
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       132,700
Cost of units redeemed                                                       (26)
Net investment income (loss)                                               1,413
Net realized gain (loss)                                                     -
Realized gain distributions                                                  757
Net change in unrealized appreciation (depreciation)                      (1,561)
                                                                 ---------------
                                                                 $       133,283
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           133   $      133           1.25%            0.6%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01        -     $      -                1.00%            0.7%
05/24/07         1.00        -            -                1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -             0.75%            0.9%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01        -     $      -                0.50%            1.0%
05/24/07         1.00        -            -                1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01        -     $      -                0.25%            1.2%
05/24/07         1.00        -            -                1.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01        -     $      -                0.00%            1.3%
05/24/07         1.00        -            -                1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

                                      2007
                                      2.2%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2040 (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      495,201  $      504,241          32,934
Receivables: investments sold              1,117  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      496,318
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      496,318         494,492  $         1.00
Band 100                                     -               -              1.01
Band 75                                      -               -              1.01
Band 50                                      -               -              1.01
Band 25                                      -               -              1.01
Band 0                                       -               -              1.01
                                  --------------  --------------
Total                             $      496,318         494,492
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2007

Investment income:
   Dividend income                                                $        5,901
   Mortality & expense charges                                               174
                                                                  --------------
   Net investment income (loss)                                            5,727
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                             2,902
   Net change in unrealized appreciation (depreciation)                   (9,040)
                                                                  --------------
   Net gain (loss)                                                        (6,138)
                                                                  --------------
Increase (decrease) in net assets from operations                 $         (411)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 5/24/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $        5,727
   Net realized gain (loss)                                                  -
   Realized gain distributions                                             2,902
   Net change in unrealized appreciation
      (depreciation)                                                      (9,040)
                                                                  --------------
Increase (decrease) in net assets from operations                           (411)
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                              496,755
   Cost of units redeemed                                                    (26)
                                                                  --------------
   Increase (decrease)                                                   496,729
                                                                  --------------
Net increase (decrease)                                                  496,318
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $      496,318
                                                                  ==============

Units sold                                                               494,518
Units redeemed                                                               (26)
                                                                  --------------
Net increase (decrease)                                                  494,492
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                494,492
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       496,755
Cost of units redeemed                                                       (26)
Net investment income (loss)                                               5,727
Net realized gain (loss)                                                     -
Realized gain distributions                                                2,902
Net change in unrealized appreciation (depreciation)                      (9,040)
                                                                 ---------------
                                                                 $       496,318
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
KK2
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.00           494   $      496           1.25%            0.4%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01         -       $     -              1.00%            0.5%
05/24/07         1.00         -             -              1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -              0.75%            0.7%
05/24/07         1.00           -            -              1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -             0.50%            0.8%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -             0.25%            1.0%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -             0.00%            1.1%
05/24/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

                                      2007
                                      2.4%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2045 (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $           99  $           99               8
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed                (1)
                                  --------------
Net assets                        $           98
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $           98              98  $         1.00
Band 100                                     -               -              1.01
Band 75                                      -               -              1.01
Band 50                                      -               -              1.01
Band 25                                      -               -              1.01
Band 0                                       -               -              1.01
                                  --------------  --------------
Total                             $           98              98
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        For the period
                                                          from 5/24/07
                                                           to 12/31/07
                                                        --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $         -
   Net realized gain (loss)                                       -
   Realized gain distributions                                    -
   Net change in unrealized appreciation
      (depreciation)                                              -
                                                        --------------
Increase (decrease) in net assets from operations                 -
                                                        --------------
Contract owner transactions:
   Proceeds from units sold                                         98
   Cost of units redeemed                                         -
                                                        --------------
   Increase (decrease)                                              98
                                                        --------------
Net increase (decrease)                                             98
Net assets, beginning                                             -
                                                        --------------
Net assets, ending                                      $           98
                                                        ==============

Units sold                                                          98
Units redeemed                                                    -
                                                        --------------
Net increase (decrease)                                             98
Units outstanding, beginning                                      -
                                                        --------------
Units outstanding, ending                                           98
                                                        ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $            98
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                 ---------------
                                                                 $            98
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.00             0   $        0           1.25%            0.4%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -             1.00%            0.5%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -             0.75%            0.7%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -             0.50%            0.9%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -             0.25%            1.0%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -             0.00%            1.2%
05/24/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

                                      2007
                                      0.0%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2050 (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $        1,224  $        1,262             106
Receivables: investments sold                  2  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $        1,226
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        1,226           1,220  $         1.01
Band 100                                     -               -              1.01
Band 75                                      -               -              1.01
Band 50                                      -               -              1.01
Band 25                                      -               -              1.01
Band 0                                       -               -              1.01
                                  --------------  --------------
Total                             $        1,226           1,220
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year period December 31, 2007

Investment income:
   Dividend income                                                $           11
   Mortality & expense charges                                                 1
                                                                  --------------
   Net investment income (loss)                                               10
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                                 7
   Net change in unrealized appreciation (depreciation)                      (38)
                                                                  --------------
   Net gain (loss)                                                           (31)
                                                                  --------------
Increase (decrease) in net assets from operations                 $          (21)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 5/24/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $           10
   Net realized gain (loss)                                                  -
   Realized gain distributions                                                 7
   Net change in unrealized appreciation
      (depreciation)                                                         (38)
                                                                  --------------
Increase (decrease) in net assets from operations                            (21)
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                1,247
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                     1,247
                                                                  --------------
Net increase (decrease)                                                    1,226
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $        1,226
                                                                  ==============

Units sold                                                                 1,220
Units redeemed                                                               -
                                                                 ---------------
Net increase (decrease)                                                    1,220
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                  1,220
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $         1,247
Cost of units redeemed                                                       -
Net investment income (loss)                                                  10
Net realized gain (loss)                                                     -
Realized gain distributions                                                    7
Net change in unrealized appreciation (depreciation)                         (38)
                                                                 ---------------
                                                                 $         1,226
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01             1   $        1           1.25%            0.5%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01        -       $      -              1.00%            0.7%
05/24/07         1.00        -              -              1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -             0.75%            0.8%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -             0.50%            1.0%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -              0.25%            1.1%
05/24/07         1.00           -            -              1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -              0.00%            1.3%
05/24/07         1.00           -            -              1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

                                      2007
                                      1.8%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2045 (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      116,215  $      118,862          10,062
Receivables: investments sold                 58  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      116,273
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       70,176          69,990  $         1.00
Band 100                                     -               -              1.00
Band 75                                      -               -              1.01
Band 50                                      -               -              1.01
Band 25                                      -               -              1.01
Band 0                                    46,097          45,628            1.01
                                  --------------  --------------
Total                             $      116,273         115,618
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2007

Investment income:
   Dividend income                                                $          813
   Mortality & expense charges                                                60
                                                                  --------------
   Net investment income (loss)                                              753
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (280)
   Realized gain distributions                                               632
   Net change in unrealized appreciation (depreciation)                   (2,647)
                                                                  --------------
   Net gain (loss)                                                        (2,295)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (1,542)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        For the period
                                                          from 5/24/07
                                                           to 12/31/07
                                                        --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $          753
   Net realized gain (loss)                                       (280)
   Realized gain distributions                                     632
   Net change in unrealized appreciation
      (depreciation)                                            (2,647)
                                                        --------------
Increase (decrease) in net assets from operations               (1,542)
                                                        --------------
Contract owner transactions:
   Proceeds from units sold                                    126,408
   Cost of units redeemed                                       (8,593)
                                                        --------------
   Increase (decrease)                                         117,815
                                                        --------------
Net increase (decrease)                                        116,273
Net assets, beginning                                              -
                                                        --------------
Net assets, ending                                      $      116,273
                                                        ==============

Units sold                                                     124,229
Units redeemed                                                  (8,611)
                                                        --------------
Net increase (decrease)                                        115,618
Units outstanding, beginning                                       -
                                                        --------------
Units outstanding, ending                                      115,618
                                                        ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       126,408
Cost of units redeemed                                                    (8,593)
Net investment income (loss)                                                 753
Net realized gain (loss)                                                    (280)
Realized gain distributions                                                  632
Net change in unrealized appreciation (depreciation)                      (2,647)
                                                                 ---------------
                                                                 $       116,273
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
NN2
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.00            70   $       70            1.25%            0.3%
05/24/07         1.00           -            -              1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.00           -     $      -              1.00%            0.4%
05/24/07         1.00           -            -              1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -              0.75%            0.6%
05/24/07         1.00           -            -              1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -              0.50%            0.7%
05/24/07         1.00           -            -              1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -              0.25%            0.9%
05/24/07         1.00           -            -              1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01            46   $       46            0.00%            1.0%
05/24/07         1.00           -            -              1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

                                      2007
                                      1.4%

                             AUL American Unit Trust
                                    Fidelity
                         Advisor Freedom 2050 (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       26,836  $       27,527           2,328
Receivables: investments sold                  3  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $       26,839
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        8,842           8,809  $         1.00
Band 100                                     -               -              1.01
Band 75                                      -               -              1.01
Band 50                                      -               -              1.01
Band 25                                      -               -              1.01
Band 0                                    17,997          17,795            1.01
                                  --------------  --------------
Total                             $       26,839          26,604
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2007

Investment income:
   Dividend income                                                $          191
   Mortality & expense charges                                                 5
                                                                  --------------
   Net investment income (loss)                                              186
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   20
   Realized gain distributions                                               146
   Net change in unrealized appreciation (depreciation)                     (691)
                                                                  --------------
   Net gain (loss)                                                          (525)
                                                                  --------------
Increase (decrease) in net assets from operations                 $         (339)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        For the period
                                                         from 5/24/07
                                                         to 12/31/07
                                                        --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $          186
   Net realized gain (loss)                                         20
   Realized gain distributions                                     146
   Net change in unrealized appreciation
      (depreciation)                                              (691)
                                                        --------------
Increase (decrease) in net assets from operations                 (339)
                                                        --------------
Contract owner transactions:
   Proceeds from units sold                                     27,208
   Cost of units redeemed                                          (30)
                                                        --------------
   Increase (decrease)                                          27,178
                                                        --------------
Net increase (decrease)                                         26,839
Net assets, beginning                                              -
                                                        --------------
Net assets, ending                                      $       26,839
                                                        ==============

Units sold                                                      26,604
Units redeemed                                                    -
                                                        --------------
Net increase (decrease)                                         26,604
Units outstanding, beginning                                      -
                                                        --------------
Units outstanding, ending                                       26,604
                                                        ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        27,208
Cost of units redeemed                                                       (30)
Net investment income (loss)                                                 186
Net realized gain (loss)                                                      20
Realized gain distributions                                                  146
Net change in unrealized appreciation (depreciation)                        (691)
                                                                 ---------------
                                                                 $        26,839
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.00             9   $        9           1.25%            0.4%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -             1.00%            0.5%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -             0.75%            0.7%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -             0.50%            0.8%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01           -     $      -             0.25%            1.0%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01            18   $       18           0.00%            1.1%
05/24/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

                                      2007
                                      1.4%

                             AUL American Unit Trust
                                    Fidelity
                        Advisor Freedom Income (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       15,331  $       15,595           1,430
Receivables: investments sold                 53  ==============  ==============
Payables: investments redeemed               (45)
                                  --------------
Net assets                        $       15,339
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       15,339          15,111  $         1.02
Band 100                                     -               -              1.02
Band 75                                      -               -              1.02
Band 50                                      -               -              1.02
Band 25                                      -               -              1.02
Band 0                                       -               -              1.02
                                  --------------  --------------
Total                             $       15,339          15,111
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          175
   Mortality & expense charges                                                32
                                                                  --------------
   Net investment income (loss)                                              143
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                                28
   Net change in unrealized appreciation (depreciation)                     (264)
                                                                  --------------
   Net gain (loss)                                                          (236)
                                                                  --------------
Increase (decrease) in net assets from operations                 $          (93)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        For the period
                                                          from 5/24/07
                                                           to 12/31/07
                                                        --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $          143
   Net realized gain (loss)                                        -
   Realized gain distributions                                      28
   Net change in unrealized appreciation
      (depreciation)                                              (264)
                                                        --------------
Increase (decrease) in net assets from operations                  (93)
                                                        --------------
Contract owner transactions:
   Proceeds from units sold                                     15,432
   Cost of units redeemed                                          -
                                                        --------------
   Increase (decrease)                                          15,432
                                                        --------------
Net increase (decrease)                                         15,339
Net assets, beginning                                              -
                                                        --------------
Net assets, ending                                      $       15,339
                                                        ==============

Units sold                                                      15,111
Units redeemed                                                     -
                                                        --------------
Net increase (decrease)                                         15,111
Units outstanding, beginning                                       -
                                                        --------------
Units outstanding, ending                                       15,111
                                                        ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        15,432
Cost of units redeemed                                                       -
Net investment income (loss)                                                 143
Net realized gain (loss)                                                     -
Realized gain distributions                                                   28
Net change in unrealized appreciation (depreciation)                        (264)
                                                                 ---------------
                                                                 $        15,339
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.02            15   $       15           1.25%            1.5%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.02           -     $      -             1.00%            1.7%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.02           -     $      -             0.75%            1.8%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.02           -     $      -             0.50%            2.0%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.02           -     $      -             0.25%            2.1%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.02           -     $      -             0.00%            2.3%
05/24/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

                                      2007
                                      2.3%

                             AUL American Unit Trust
                                    Fidelity
                             Advisor Value (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.97
Band 100                                     -               -              0.97
Band 75                                      -               -              0.97
Band 50                                      -               -              0.97
Band 25                                      -               -              0.97
Band 0                                       -               -              0.97
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        For the period
                                                         from 11/12/07
                                                          to 12/31/07
                                                        --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $          -
   Net realized gain (loss)                                        -
   Realized gain distributions                                     -
   Net change in unrealized appreciation
      (depreciation)                                               -
                                                        --------------
Increase (decrease) in net assets from operations                  -
                                                        --------------
Contract owner transactions:
   Proceeds from units sold                                        -
   Cost of units redeemed                                          -
                                                        --------------
   Increase (decrease)                                             -
                                                        --------------
Net increase (decrease)                                            -
Net assets, beginning                                              -
                                                        --------------
Net assets, ending                                      $          -
                                                        ==============

Units sold                                                         -
Units redeemed                                                     -
                                                        --------------
Net increase (decrease)                                            -
Units outstanding, beginning                                       -
                                                        --------------
Units outstanding, ending                                          -
                                                        ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $           -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                 ---------------
                                                                 $           -
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97           -     $      -             1.25%           -3.1%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97           -     $      -             1.00%           -3.1%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97           -     $      -             0.75%           -3.1%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97           -     $      -             0.50%           -3.2%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97           -     $      -             0.25%           -3.0%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97           -     $      -             0.00%           -3.0%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

                                      2007
                                      0.0%

                             AUL American Unit Trust
                                    Fidelity
                             Advisor Value (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.97
Band 100                                     -               -              0.97
Band 75                                      -               -              0.97
Band 50                                      -               -              0.97
Band 25                                      -               -              0.97
Band 0                                       -               -              0.97
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        For the period
                                                         from 11/12/07
                                                          to 12/31/07
                                                        --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $          -
   Net realized gain (loss)                                        -
   Realized gain distributions                                     -
   Net change in unrealized appreciation
      (depreciation)                                               -
                                                        --------------
Increase (decrease) in net assets from operations                  -
                                                        --------------
Contract owner transactions:
   Proceeds from units sold                                        -
   Cost of units redeemed                                          -
                                                       --------------
   Increase (decrease)                                             -
                                                        --------------
Net increase (decrease)                                            -
Net assets, beginning                                              -
                                                        --------------
Net assets, ending                                      $          -
                                                        ==============

Units sold                                                         -
Units redeemed                                                     -
                                                        --------------
Net increase (decrease)                                            -
Units outstanding, beginning                                       -
                                                        --------------
Units outstanding, ending                                          -
                                                        ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $           -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                 ---------------
                                                                 $           -
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97           -     $      -             1.25%           -3.3%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97           -     $      -             1.00%           -3.2%
11/12/07         1.00           -            -             1.25%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97           -     $      -             0.75%           -3.2%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97           -     $      -             0.50%           -3.2%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97           -     $      -             0.25%           -3.1%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97           -     $      -             0.00%           -3.1%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

                                      2007
                                      0.0%

                             AUL American Unit Trust
                                  State Street
                                Equity 500 Index

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                  Investments at           Cost of       Mutual Fund
                                           Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $  192,601,759    $  150,600,252        15,738,904
Receivables: investments sold             64,078    ==============    ==============
Payables: investments redeemed              (114)
                                  --------------
Net assets                        $  192,665,723
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $  192,665,723        55,174,503    $         3.49
Band 100                                    -                 -                 3.53
Band 75                                     -                 -                 3.57
Band 50                                     -                 -                 3.61
Band 25                                     -                 -                 3.64
Band 0                                      -                 -                 3.68
                                  --------------    --------------
Total                             $  192,665,723        55,174,503
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $    3,455,040
   Mortality & expense charges                                             2,554,200
                                                                      --------------
   Net investment income (loss)                                              900,840
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                6,986,488
   Realized gain distributions                                                   -
   Net change in unrealized appreciation (depreciation)                      567,056
                                                                      --------------
   Net gain (loss)                                                         7,553,544
                                                                      --------------
Increase (decrease) in net assets from operations                     $    8,454,384
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      900,840   $      821,410
   Net realized gain (loss)                               6,986,488        1,921,229
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                        567,056       23,272,772
                                                     --------------   --------------
Increase (decrease) in net assets from operations         8,454,384       26,015,411
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                              33,352,662       29,056,071
   Cost of units redeemed                               (55,589,999)     (44,400,224)
                                                     --------------   --------------
   Increase (decrease)                                  (22,237,337)     (15,344,153)
                                                     --------------   --------------
Net increase (decrease)                                 (13,782,953)      10,671,258
Net assets, beginning                                   206,448,676      195,777,418
                                                     --------------   --------------
Net assets, ending                                   $  192,665,723   $  206,448,676
                                                     ==============   ==============

Units sold                                                9,620,388       10,317,318
Units redeemed                                          (15,950,981)     (15,321,375)
                                                     --------------   --------------
Net increase (decrease)                                  (6,330,593)      (5,004,057)
Units outstanding, beginning                             61,505,096       66,509,153
                                                     --------------   --------------
Units outstanding, ending                                55,174,503       61,505,096
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $   571,826,643
Cost of units redeemed                                                 (434,230,916)
Net investment income (loss)                                              7,483,883
Net realized gain (loss)                                                  5,584,606
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                     42,001,507
                                                                    ---------------
                                                                    $   192,665,723
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     3.49        55,175       $  192,666            1.25%           4.0%
12/31/06          3.36        61,505          206,449            1.25%          14.2%
12/31/05          2.94        66,591          195,777            1.25%           3.5%
12/31/04          2.84        70,587          200,467            1.25%           9.2%
12/31/03          2.60        70,038          182,098            1.25%          26.8%

                                       BAND 100
--------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     3.53           -         $      -            1.00%           4.3%
12/31/06          3.38           -                -            1.00%          14.3%
12/31/05          2.96           -                -            1.00%           3.6%
12/31/04          2.86           -                -            1.00%           9.9%
12/31/03          2.60           -                -            1.00%           9.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     3.57           -         $      -            0.75%           4.6%
12/31/06          3.41           -                -            0.75%          14.6%
12/31/05          2.98           -                -            0.75%           3.8%
12/31/04          2.87           -                -            0.75%          10.2%
12/31/03          2.60           -                -            0.75%           9.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     3.61           -         $      -            0.50%           4.8%
12/31/06          3.44           -                -            0.50%          14.9%
12/31/05          2.99           -                -            0.50%           4.1%
12/31/04          2.88           -                -            0.50%          10.5%
12/31/03          2.60           -                -            0.50%           9.1%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     3.64           -         $      -            0.25%           5.1%
12/31/06          3.47           -                -            0.25%          15.2%
12/31/05          3.01           -                -            0.25%           4.4%
12/31/04          2.89           -                -            0.25%          10.7%
12/31/03          2.61           -                -            0.25%           9.1%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     3.68           -         $      -            0.00%           5.3%
12/31/06          3.50           -                -            0.00%          15.5%
12/31/05          3.03           -                -            0.00%           4.6%
12/31/04          2.89           -                -            0.00%          10.8%
12/31/03          2.61           -                -            0.00%           9.5%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
1.7%       1.6%         1.7%       2.4%         1.3%

                             AUL American Unit Trust
                                  State Street
                               Equity 500 Index II

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                  Investments at           Cost of       Mutual Fund
                                           Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    5,915,865    $    5,800,270           483,665
Receivables: investments sold                -      ==============    ==============
Payables: investments redeemed              (469)
                                  --------------
Net assets                        $    5,915,396
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    3,734,298         3,047,852    $         1.23
Band 100                                  62,634            50,794              1.23
Band 75                                      -                 -                1.24
Band 50                                1,119,108           895,967              1.25
Band 25                                      -                 -                1.26
Band 0                                   999,355           789,899              1.27
                                  --------------    --------------
Total                             $    5,915,396         4,784,512
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $       80,013
   Mortality & expense charges                                                39,702
                                                                      --------------
   Net investment income (loss)                                               40,311
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  176,120
   Realized gain distributions                                                   -
   Net change in unrealized appreciation (depreciation)                     (102,942)
                                                                      --------------
   Net gain (loss)                                                            73,178
                                                                      --------------
Increase (decrease) in net assets from operations                     $      113,489
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       40,311   $       23,694
   Net realized gain (loss)                                 176,120           12,007
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                       (102,942)         216,841
                                                     --------------   --------------
Increase (decrease) in net assets from operations           113,489          252,542
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                               5,356,268        3,260,646
   Cost of units redeemed                                (2,657,332)        (514,436)
                                                     --------------   --------------
   Increase (decrease)                                    2,698,936        2,746,210
                                                     --------------   --------------
Net increase (decrease)                                   2,812,425        2,998,752
Net assets, beginning                                     3,102,971          104,219
                                                     --------------   --------------
Net assets, ending                                   $    5,915,396   $    3,102,971
                                                     ==============   ==============

Units sold                                                4,334,792        2,970,140
Units redeemed                                           (2,150,583)        (469,851)
                                                     --------------   --------------
Net increase (decrease)                                   2,184,209        2,500,289
Units outstanding, beginning                              2,600,303          100,014
                                                     --------------   --------------
Units outstanding, ending                                 4,784,512        2,600,303
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     8,725,632
Cost of units redeemed                                                   (3,178,404)
Net investment income (loss)                                                 64,404
Net realized gain (loss)                                                    188,168
Realized gain distributions                                                       1
Net change in unrealized appreciation (depreciation)                        115,595
                                                                    ---------------
                                                                    $     5,915,396
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.23         3,048      $     3,734            1.25%           3.6%
12/31/06          1.18         1,047            1,238            1.25%          13.8%
12/31/05          1.04           100              104            1.25%           4.0%
06/03/05          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.23             51      $       63            1.00%           3.8%
12/31/06          1.19             65              78            1.00%          13.8%
12/31/05          1.04            -               -              1.00%           4.3%
06/03/05          1.00            -               -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.24           -        $       -            0.75%           4.1%
12/31/06          1.19           -                -            0.75%          14.1%
12/31/05          1.04           -                -            0.75%           4.5%
06/03/05          1.00           -                -            0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.25           896       $    1,119             0.50%          4.4%
12/31/06          1.20           861            1,031             0.50%         14.4%
12/31/05          1.05           -                -               0.50%          4.6%
06/03/05          1.00           -                -               0.50%          0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.26           -        $       -            0.25%           4.6%
12/31/06          1.20           -                -            0.25%          14.7%
12/31/05          1.05           -                -            0.25%           4.8%
06/03/05          1.00           -                -            0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.27           790       $      999            0.00%           4.9%
12/31/06          1.21           627              756            0.00%          15.0%
12/31/05          1.05           -                -              0.00%           4.9%
06/03/05          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007      2006         2005
1.8%      2.2%          1%

                             AUL American Unit Trust
                                American Century
                             VP Capital Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $   15,870,184    $   10,349,361           992,745
Receivables: investments sold                     -      ==============    ==============
Payables: investments redeemed                 (5,867)
                                       --------------
Net assets                             $   15,864,317
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $   15,864,317         5,708,745    $         2.78
Band 100                                          -                 -                2.81
Band 75                                           -                 -                2.84
Band 50                                           -                 -                2.87
Band 25                                           -                 -                2.90
Band 0                                            -                 -                2.93
                                       --------------    --------------
Total                                  $   15,864,317         5,708,745
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                           165,958
                                                                  --------------
   Net investment income (loss)                                         (165,958)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                            2,233,663
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                2,715,542
                                                                  --------------
   Net gain (loss)                                                     4,949,205
                                                                  --------------
Increase (decrease) in net assets from operations                 $    4,783,247
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $   (165,958)   $   (150,480)
   Net realized gain (loss)                            2,233,663       1,129,571
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                   2,715,542         545,716
                                                    ------------    ------------
Increase (decrease) in net assets from operations      4,783,247       1,524,807
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            4,524,807       5,429,746
   Cost of units redeemed                             (4,739,397)     (6,606,347)
                                                    ------------    ------------
   Increase (decrease)                                  (214,590)     (1,176,601)
                                                    ------------    ------------
Net increase (decrease)                                4,568,657         348,206
Net assets, beginning                                 11,295,660      10,947,454
                                                    ------------    ------------
Net assets, ending                                  $ 15,864,317    $ 11,295,660
                                                    ============    ============

Units sold                                             2,391,886       3,165,781
Units redeemed                                        (2,535,805)     (3,879,475)
                                                    ------------    ------------
Net increase (decrease)                                 (143,919)       (713,694)
Units outstanding, beginning                           5,852,664       6,566,358
                                                    ------------    ------------
Units outstanding, ending                              5,708,745       5,852,664
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 41,973,530
Cost of units redeemed                                               (32,558,001)
Net investment income (loss)                                            (502,240)
Net realized gain (loss)                                              (1,531,913)
Realized gain distributions                                            2,962,118
Net change in unrealized appreciation (depreciation)                   5,520,823
                                                                    ------------
                                                                    $ 15,864,317
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.78            5,709       $  15,864             1.25%              44.0%
12/31/06               1.93            5,853          11,296             1.25%              15.6%
12/31/05               1.67            6,555          10,947             1.25%              21.0%
12/31/04               1.38            5,817           8,027             1.25%               6.2%
12/31/03               1.30            5,928           7,707             1.25%              19.3%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.81              -           $   -               1.00%              44.3%
12/31/06               1.95              -               -               1.00%              16.1%
12/31/05               1.68              -               -               1.00%              20.8%
12/31/04               1.39              -               -               1.00%               6.5%
12/31/03               1.30              -               -               1.00%               6.2%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.84              -           $   -               0.75%              44.7%
12/31/06               1.96              -               -               0.75%              16.3%
12/31/05               1.69              -               -               0.75%              21.2%
12/31/04               1.39              -               -               0.75%               6.8%
12/31/03               1.30              -               -               0.75%               6.2%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.87              -           $   -               0.50%              45.1%
12/31/06               1.98              -               -               0.50%              16.6%
12/31/05               1.70              -               -               0.50%              21.5%
12/31/04               1.40              -               -               0.50%              23.5%
12/31/03               1.13              -               -               0.50%              -7.9%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.90              -           $   -               0.25%              45.4%
12/31/06               1.99              -               -               0.25%              16.9%
12/31/05               1.71              -               -               0.25%              21.8%
12/31/04               1.40              -               -               0.25%               7.3%
12/31/03               1.30              -               -               0.25%               6.4%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.93              -           $   -               0.00%              45.8%
12/31/06               2.01              -               -               0.00%              17.2%
12/31/05               1.71              -               -               0.00%              22.1%
12/31/04               1.40              -               -               0.00%               7.6%
12/31/03               1.31              -               -               0.00%               6.4%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007                2006               2005              2004               2003
0.0%                0.0%               0.0%              0.0%               0.0%

                             AUL American Unit Trust
                                American Century
                                  Equity Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $    3,434,142    $    3,670,878           441,848
Receivables: investments sold                  12,779    ==============    ==============
Payables: investments redeemed                   (508)
                                       --------------
Net assets                             $    3,446,413
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $    3,446,413         2,005,699    $         1.72
Band 100                                          -                 -                1.74
Band 75                                           -                 -                1.76
Band 50                                           -                 -                1.77
Band 25                                           -                 -                1.79
Band 0                                            -                 -                1.87
                                       --------------    --------------
Total                                  $    3,446,413         2,005,699
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       95,061
   Mortality & expense charges                                            49,181
                                                                  --------------
   Net investment income (loss)                                           45,880
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              104,014
   Realized gain distributions                                           295,054
   Net change in unrealized appreciation (depreciation)                 (421,937)
                                                                  --------------
   Net gain (loss)                                                       (22,869)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       23,011
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     45,880    $     38,711
   Net realized gain (loss)                              104,014         127,425
   Realized gain distributions                           295,054         216,000
   Net change in unrealized appreciation
      (depreciation)                                    (421,937)        170,121
                                                    ------------    ------------
Increase (decrease) in net assets from operations         23,011         552,257
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              660,768       1,505,580
   Cost of units redeemed                               (972,827)     (1,476,056)
                                                    ------------    ------------
   Increase (decrease)                                  (312,059)         29,524
                                                    ------------    ------------
Net increase (decrease)                                 (289,048)        581,781
Net assets, beginning                                  3,735,461       3,153,680
                                                    ------------    ------------
Net assets, ending                                  $  3,446,413    $  3,735,461
                                                    ============    ============

Units sold                                               491,215       1,027,389
Units redeemed                                          (665,110)     (1,018,629)
                                                    ------------    ------------
Net increase (decrease)                                 (173,895)          8,760
Units outstanding, beginning                           2,179,594       2,170,834
                                                    ------------    ------------
Units outstanding, ending                              2,005,699       2,179,594
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  6,100,866
Cost of units redeemed                                                (3,710,308)
Net investment income (loss)                                             164,257
Net realized gain (loss)                                                 347,806
Realized gain distributions                                              780,528
Net change in unrealized appreciation (depreciation)                    (236,736)
                                                                    ------------
                                                                    $  3,446,413
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.72            2,006       $   3,446             1.25%               0.3%
12/31/06               1.71            2,180           3,735             1.25%              18.2%
12/31/05               1.45            2,175           3,154             1.25%               0.7%
12/31/04               1.44            1,820           2,621             1.25%              11.6%
12/31/03               1.29            1,100           1,419             1.25%              22.9%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.74              -           $   -               1.00%               0.5%
12/31/06               1.73              -               -               1.00%              18.3%
12/31/05               1.46              -               -               1.00%               1.4%
12/31/04               1.44              -               -               1.00%              11.4%
12/31/03               1.29              -               -               1.00%               9.5%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.76              -           $   -               0.75%               0.8%
12/31/06               1.74              -               -               0.75%              18.6%
12/31/05               1.47              -               -               0.75%               1.7%
12/31/04               1.44              -               -               0.75%              11.7%
12/31/03               1.29              -               -               0.75%               9.6%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.77              -           $   -               0.50%               1.0%
12/31/06               1.76              -               -               0.50%              18.9%
12/31/05               1.48              -               -               0.50%               1.9%
12/31/04               1.45              -               -               0.50%              12.0%
12/31/03               1.29              -               -               0.50%               9.7%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.79              -           $   -               0.25%               1.3%
12/31/06               1.77              -               -               0.25%              19.2%
12/31/05               1.49              -               -               0.25%               2.2%
12/31/04               1.45              -               -               0.25%              12.3%
12/31/03               1.30              -               -               0.25%               9.7%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.87              -           $   -               0.00%               1.5%
12/31/06               1.84              -               -               0.00%              19.5%
12/31/05               1.54              -               -               0.00%               2.5%
12/31/04               1.50              -               -               0.00%              12.5%
12/31/03               1.34              -               -               0.00%               9.8%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007                2006               2005              2004               2003
2.6%                2.3%               2.1%              2.5%               3.1%

                             AUL American Unit Trust
                                American Century
                                 Small Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $    7,992,379    $   10,135,949         1,059,433
Receivables: investments sold                  28,119    ==============    ==============
Payables: investments redeemed                    -
                                       --------------
Net assets                             $    8,020,498
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $    8,020,498         3,912,022    $         2.05
Band 100                                          -                 -                2.07
Band 75                                           -                 -                2.09
Band 50                                           -                 -                2.12
Band 25                                           -                 -                2.14
Band 0                                            -                 -                2.23
                                       --------------    --------------
Total                                  $    8,020,498         3,912,022
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       84,013
   Mortality & expense charges                                           114,801
                                                                  --------------
   Net investment income (loss)                                          (30,788)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (87,874)
   Realized gain distributions                                         1,624,109
   Net change in unrealized appreciation (depreciation)               (1,852,048)
                                                                  --------------
   Net gain (loss)                                                      (315,813)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (346,601)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (30,788)   $    (49,376)
   Net realized gain (loss)                              (87,874)        132,020
   Realized gain distributions                         1,624,109       1,104,091
   Net change in unrealized appreciation
      (depreciation)                                  (1,852,048)       (157,104)
                                                    ------------    ------------
Increase (decrease) in net assets from operations       (346,601)      1,029,631
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,932,508       2,819,823
   Cost of units redeemed                             (2,839,239)     (1,632,592)
                                                    ------------    ------------
   Increase (decrease)                                  (906,731)      1,187,231
                                                    ------------    ------------
Net increase (decrease)                               (1,253,332)      2,216,862
Net assets, beginning                                  9,273,830       7,056,968
                                                    ------------    ------------
Net assets, ending                                  $  8,020,498    $  9,273,830
                                                    ============    ============

Units sold                                               884,215       1,424,262
Units redeemed                                        (1,317,798)       (851,232)
                                                    ------------    ------------
Net increase (decrease)                                 (433,583)        573,030
Units outstanding, beginning                           4,345,605       3,772,575
                                                    ------------    ------------
Units outstanding, ending                              3,912,022       4,345,605
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 13,825,494
Cost of units redeemed                                                (7,978,522)
Net investment income (loss)                                            (136,683)
Net realized gain (loss)                                                 439,090
Realized gain distributions                                            4,014,689
Net change in unrealized appreciation (depreciation)                  (2,143,570)
                                                                    ------------
                                                                    $  8,020,498
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.05            3,912       $   8,020             1.25%              -3.9%
12/31/06               2.13            4,346           9,274             1.25%              14.1%
12/31/05               1.87            3,774           7,057             1.25%               6.9%
12/31/04               1.75            3,005           5,258             1.25%              20.7%
12/31/03               1.45            1,343           1,948             1.25%              34.3%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.07              -           $   -               1.00%              -3.7%
12/31/06               2.15              -               -               1.00%              14.4%
12/31/05               1.88              -               -               1.00%               7.2%
12/31/04               1.75              -               -               1.00%              20.7%
12/31/03               1.45              -               -               1.00%              11.5%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.09              -           $   -               0.75%              -3.5%
12/31/06               2.17              -               -               0.75%              14.7%
12/31/05               1.89              -               -               0.75%               7.5%
12/31/04               1.76              -               -               0.75%              21.0%
12/31/03               1.45              -               -               0.75%              11.6%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.12              -           $   -               0.50%              -3.2%
12/31/06               2.19              -               -               0.50%              14.9%
12/31/05               1.90              -               -               0.50%               7.8%
12/31/04               1.77              -               -               0.50%              21.3%
12/31/03               1.46              -               -               0.50%              11.7%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.14              -           $   -               0.25%              -3.0%
12/31/06               2.20              -               -               0.25%              15.2%
12/31/05               1.91              -               -               0.25%               8.0%
12/31/04               1.77              -               -               0.25%              21.6%
12/31/03               1.46              -               -               0.25%              11.7%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.23              -           $   -               0.00%              -2.7%
12/31/06               2.29              -               -               0.00%              15.5%
12/31/05               1.99              -               -               0.00%               8.3%
12/31/04               1.83              -               -               0.00%              20.7%
12/31/03               1.52              -               -               0.00%              12.9%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007                2006               2005              2004               2003
1.0%                0.6%               0.7%              0.3%               0.7%

                             AUL American Unit Trust
                                American Century
                                 Income & Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $      307,831    $      334,712            10,988
Receivables: investments sold                   9,507    ==============    ==============
Payables: investments redeemed                    -
                                       --------------
Net assets                             $      317,338
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $      317,338           258,269    $         1.23
Band 100                                          -                  -               1.24
Band 75                                           -                  -               1.26
Band 50                                           -                  -               1.27
Band 25                                           -                  -               1.28
Band 0                                            -                  -               1.37
                                       --------------    --------------
Total                                  $      317,338           258,269
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        4,853
   Mortality & expense charges                                             4,195
                                                                  --------------
   Net investment income (loss)                                              658
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               12,363
   Realized gain distributions                                            37,054
   Net change in unrealized appreciation (depreciation)                  (63,114)
                                                                  --------------
   Net gain (loss)                                                       (13,697)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (13,039)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        658    $      1,856
   Net realized gain (loss)                               12,363           6,060
   Realized gain distributions                            37,054          14,776
   Net change in unrealized appreciation
      (depreciation)                                     (63,114)         21,840
                                                    ------------    ------------
Increase (decrease) in net assets from operations        (13,039)         44,532
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               72,031         141,002
   Cost of units redeemed                                (75,359)       (135,597)
                                                    ------------    ------------
   Increase (decrease)                                    (3,328)          5,405
                                                    ------------    ------------
Net increase (decrease)                                  (16,367)         49,937
Net assets, beginning                                    333,705         283,768
                                                    ------------    ------------
Net assets, ending                                  $    317,338    $    333,705
                                                    ============    ============

Units sold                                                55,787         122,939
Units redeemed                                           (57,812)       (118,787)
                                                    ------------    ------------
Net increase (decrease)                                   (2,025)          4,152
Units outstanding, beginning                             260,294         256,142
                                                    ------------    ------------
Units outstanding, ending                                258,269         260,294
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    562,231
Cost of units redeemed                                                  (321,645)
Net investment income (loss)                                               7,009
Net realized gain (loss)                                                  33,876
Realized gain distributions                                               62,748
Net change in unrealized appreciation (depreciation)                     (26,881)
                                                                    ------------
                                                                    $    317,338
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.23              258         $   317             1.25%              -4.2%
12/31/06               1.28              261             334             1.25%              15.5%
12/31/05               1.11              256             284             1.25%               3.7%
12/31/04               1.07              258             276             1.25%              11.5%
12/31/03               0.96              108             104             1.25%              28.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.24              -           $   -               1.00%              -3.9%
12/31/06               1.29              -               -               1.00%              16.0%
12/31/05               1.11              -               -               1.00%               3.6%
12/31/04               1.07              -               -               1.00%              12.0%
12/31/03               0.96              -               -               1.00%              10.5%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.26              -           $   -               0.75%              -3.7%
12/31/06               1.30              -               -               0.75%              16.3%
12/31/05               1.12              -               -               0.75%               3.9%
12/31/04               1.08              -               -               0.75%              12.2%
12/31/03               0.96              -               -               0.75%              10.5%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.27              -           $   -               0.50%              -3.4%
12/31/06               1.31              -               -               0.50%              16.6%
12/31/05               1.13              -               -               0.50%               4.2%
12/31/04               1.08              -               -               0.50%              12.5%
12/31/03               0.96              -               -               0.50%              10.6%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.28              -           $   -               0.25%              -3.2%
12/31/06               1.32              -               -               0.25%              16.9%
12/31/05               1.13              -               -               0.25%               4.4%
12/31/04               1.09              -               -               0.25%              12.8%
12/31/03               0.96              -               -               0.25%              10.7%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.37              -           $   -               0.00%              -2.9%
12/31/06               1.41              -               -               0.00%              17.2%
12/31/05               1.21              -               -               0.00%               4.7%
12/31/04               1.15              -               -               0.00%              13.2%
12/31/03               1.02              -               -               0.00%              10.6%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007                2006               2005              2004               2003
1.5%                1.8%               1.9%              2.2%               1.9%

                             AUL American Unit Trust
                                American Century
                              International Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $    1,674,639    $    1,586,966            24,430
Receivables: investments sold                     622    ==============    ==============
Payables: investments redeemed                     (4)
                                       --------------
Net assets                             $    1,675,257
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $    1,675,257           555,930    $         3.01
Band 100                                          -                 -                3.05
Band 75                                           -                 -                3.08
Band 50                                           -                 -                3.11
Band 25                                           -                 -                3.14
Band 0                                            -                 -                3.58
                                       --------------    --------------
Total                                  $    1,675,257           555,930
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        9,515
   Mortality & expense charges                                            19,082
                                                                  --------------
   Net investment income (loss)                                           (9,567)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              195,899
   Realized gain distributions                                            83,559
   Net change in unrealized appreciation (depreciation)                  (99,449)
                                                                  --------------
   Net gain (loss)                                                       180,009
                                                                  --------------
Increase (decrease) in net assets from operations                 $      170,442
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (9,567)   $    (11,376)
   Net realized gain (loss)                              195,899         374,988
   Realized gain distributions                            83,559             -
   Net change in unrealized appreciation
      (depreciation)                                     (99,449)        (30,286)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        170,442         333,326
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,427,264       1,620,374
   Cost of units redeemed                             (1,197,778)     (1,692,895)
                                                    ------------    ------------
   Increase (decrease)                                   229,486         (72,521)
                                                    ------------    ------------
Net increase (decrease)                                  399,928         260,805
Net assets, beginning                                  1,275,329       1,014,524
                                                    ------------    ------------
Net assets, ending                                  $  1,675,257    $  1,275,329
                                                    ============    ============

Units sold                                               190,353         737,024
Units redeemed                                          (124,494)       (728,224)
                                                    ------------    ------------
Net increase (decrease)                                   65,859           8,800
Units outstanding, beginning                             490,071         481,271
                                                    ------------    ------------
Units outstanding, ending                                555,930         490,071
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  4,188,340
Cost of units redeemed                                                (3,325,158)
Net investment income (loss)                                             (15,765)
Net realized gain (loss)                                                 656,608
Realized gain distributions                                               83,559
Net change in unrealized appreciation (depreciation)                      87,673
                                                                    ------------
                                                                    $  1,675,257
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   3.01              556         $ 1,675             1.25%              15.8%
12/31/06               2.60              490           1,275             1.25%              23.3%
12/31/05               2.11              481           1,015             1.25%              12.2%
12/31/04               1.88              394             741             1.25%              13.9%
12/31/03               1.65              437             721             1.25%              23.1%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   3.05              -           $   -               1.00%              16.1%
12/31/06               2.62              -               -               1.00%              23.8%
12/31/05               2.12              -               -               1.00%              12.0%
12/31/04               1.89              -               -               1.00%              14.4%
12/31/03               1.65              -               -               1.00%              10.5%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   3.08              -           $   -               0.75%              16.4%
12/31/06               2.64              -               -               0.75%              24.1%
12/31/05               2.13              -               -               0.75%              12.2%
12/31/04               1.90              -               -               0.75%              14.7%
12/31/03               1.66              -               -               0.75%              10.6%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   3.11              -           $   -               0.50%              16.7%
12/31/06               2.67              -               -               0.50%              24.4%
12/31/05               2.14              -               -               0.50%              12.5%
12/31/04               1.91              -               -               0.50%              15.0%
12/31/03               1.66              -               -               0.50%              10.7%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   3.14              -           $   -               0.25%              17.0%
12/31/06               2.69              -               -               0.25%              24.7%
12/31/05               2.16              -               -               0.25%              12.8%
12/31/04               1.91              -               -               0.25%              15.3%
12/31/03               1.66              -               -               0.25%              10.7%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   3.58              -           $   -               0.00%              17.3%
12/31/06               3.05              -               -               0.00%              25.0%
12/31/05               2.44              -               -               0.00%              13.1%
12/31/04               2.16              -               -               0.00%              16.0%
12/31/03               1.86              -               -               0.00%              10.4%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
0.6%               0.8%               2.1%               0.9%               1.2%

                             AUL American Unit Trust
                                American Century
                                      Ultra

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $      190,926    $      219,008             7,663
Receivables: investments sold                     169    ==============    ==============
Payables: investments redeemed                     (1)
                                       --------------
Net assets                             $      191,094
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $      191,094            71,351    $         2.68
Band 100                                          -                 -                2.71
Band 75                                           -                 -                2.74
Band 50                                           -                 -                2.76
Band 25                                           -                 -                2.79
Band 0                                            -                 -                3.18
                                       --------------    --------------
Total                                  $      191,094            71,351
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             3,810
                                                                  --------------
   Net investment income (loss)                                           (3,810)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (19,994)
   Realized gain distributions                                            45,882
   Net change in unrealized appreciation (depreciation)                   33,859
                                                                  --------------
   Net gain (loss)                                                        59,747
                                                                  --------------
Increase (decrease) in net assets from operations                 $       55,937
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (3,810)   $     (8,339)
   Net realized gain (loss)                              (19,994)        106,536
   Realized gain distributions                            45,882          44,261
   Net change in unrealized appreciation
      (depreciation)                                      33,859        (178,282)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         55,937         (35,824)
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                             (171,931)        699,779
   Cost of units redeemed                               (335,571)       (742,350)
                                                    ------------    ------------
   Increase (decrease)                                  (507,502)        (42,571)
                                                    ------------    ------------
Net increase (decrease)                                 (451,565)        (78,395)
Net assets, beginning                                    642,659         721,054
                                                    ------------    ------------
Net assets, ending                                  $    191,094    $    642,659
                                                    ============    ============

Units sold                                                94,978         306,297
Units redeemed                                          (312,298)       (327,001)
                                                    ------------    ------------
Net increase (decrease)                                 (217,320)        (20,704)
Units outstanding, beginning                             288,671         309,375
                                                    ------------    ------------
Units outstanding, ending                                 71,351         288,671
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  2,555,101
Cost of units redeemed                                                (2,566,617)
Net investment income (loss)                                             (37,705)
Net realized gain (loss)                                                 178,254
Realized gain distributions                                               90,143
Net change in unrealized appreciation (depreciation)                     (28,082)
                                                                    ------------
                                                                    $    191,094
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.68               71         $   191             1.25%              20.3%
12/31/06               2.23              289             643             1.25%              -4.5%
12/31/05               2.33              309             721             1.25%               0.9%
12/31/04               2.31              287             662             1.25%               9.5%
12/31/03               2.11              401             846             1.25%              24.1%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.71              -           $   -               1.00%              20.6%
12/31/06               2.24              -               -               1.00%              -4.2%
12/31/05               2.34              -               -               1.00%               0.8%
12/31/04               2.32              -               -               1.00%               9.9%
12/31/03               2.12              -               -               1.00%               6.3%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.74              -           $   -               0.75%              20.9%
12/31/06               2.26              -               -               0.75%              -4.0%
12/31/05               2.36              -               -               0.75%               1.1%
12/31/04               2.33              -               -               0.75%              10.2%
12/31/03               2.12              -               -               0.75%               6.3%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.76              -           $   -               0.50%              21.2%
12/31/06               2.28              -               -               0.50%              -3.8%
12/31/05               2.37              -               -               0.50%               1.3%
12/31/04               2.34              -               -               0.50%               7.3%
12/31/03               2.18              -               -               0.50%               9.5%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.79              -           $   -               0.25%              21.5%
12/31/06               2.30              -               -               0.25%              -3.5%
12/31/05               2.38              -               -               0.25%               1.6%
12/31/04               2.35              -               -               0.25%              10.7%
12/31/03               2.12              -               -               0.25%               6.4%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   3.18              -           $   -               0.00%              21.8%
12/31/06               2.61              -               -               0.00%              -3.3%
12/31/05               2.70              -               -               0.00%               1.8%
12/31/04               2.65              -               -               0.00%              11.0%
12/31/03               2.39              -               -               0.00%               6.5%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
0.0%               0.0%               0.1%               0.0%               0.0%

                             AUL American Unit Trust
                                American Century
                                     Select

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $        3,122    $        2,910                76
Receivables: investments sold                       3    ==============    ==============
Payables: investments redeemed                    -
                                       --------------
Net assets                             $        3,125
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $        3,125             1,279    $         2.44
Band 100                                          -                 -                2.47
Band 75                                           -                 -                2.50
Band 50                                           -                 -                2.52
Band 25                                           -                 -                2.55
Band 0                                            -                 -                2.90
                                       --------------    --------------
Total                                  $        3,125             1,279
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                                86
                                                                  --------------
   Net investment income (loss)                                              (86)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (2,085)
   Realized gain distributions                                               231
   Net change in unrealized appreciation (depreciation)                       16
                                                                  --------------
   Net gain (loss)                                                        (1,838)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (1,924)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        (86)   $       (475)
   Net realized gain (loss)                               (2,085)            456
   Realized gain distributions                               231              91
   Net change in unrealized appreciation
      (depreciation)                                          16          (1,757)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         (1,924)         (1,685)
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               45,607          18,155
   Cost of units redeemed                                (46,494)        (52,983)
                                                    ------------    ------------
   Increase (decrease)                                      (887)        (34,828)
                                                    ------------    ------------
Net increase (decrease)                                   (2,811)        (36,513)
Net assets, beginning                                      5,936          42,449
                                                    ------------    ------------
Net assets, ending                                  $      3,125    $      5,936
                                                    ============    ============

Units sold                                                   277          11,371
Units redeemed                                            (1,917)        (28,702)
                                                    ------------    ------------
Net increase (decrease)                                   (1,640)        (17,331)
Units outstanding, beginning                               2,919          20,250
                                                    ------------    ------------
Units outstanding, ending                                  1,279           2,919
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    309,210
Cost of units redeemed                                                  (328,120)
Net investment income (loss)                                              (5,159)
Net realized gain (loss)                                                  26,660
Realized gain distributions                                                  322
Net change in unrealized appreciation (depreciation)                         212
                                                                    ------------
                                                                    $      3,125
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.44                1         $     3             1.25%              20.1%
12/31/06               2.03                3               6             1.25%              -3.2%
12/31/05               2.10               20              42             1.25%               0.0%
12/31/04               2.10               15              31             1.25%               5.5%
12/31/03               1.99              108             214             1.25%              23.6%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.47              -           $   -               1.00%              20.5%
12/31/06               2.05              -               -               1.00%              -2.8%
12/31/05               2.11              -               -               1.00%              -0.3%
12/31/04               2.12              -               -               1.00%               6.5%
12/31/03               1.99              -               -               1.00%               6.2%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.50              -           $   -               0.75%              20.8%
12/31/06               2.07              -               -               0.75%              -2.5%
12/31/05               2.12              -               -               0.75%              -0.1%
12/31/04               2.12              -               -               0.75%               6.7%
12/31/03               1.99              -               -               0.75%               6.3%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.52              -           $   -               0.50%              21.1%
12/31/06               2.08              -               -               0.50%              -2.3%
12/31/05               2.13              -               -               0.50%               0.2%
12/31/04               2.13              -               -               0.50%               7.0%
12/31/03               1.99              -               -               0.50%               6.4%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.55              -           $   -               0.25%              21.4%
12/31/06               2.10              -               -               0.25%              -2.0%
12/31/05               2.14              -               -               0.25%               0.4%
12/31/04               2.13              -               -               0.25%               7.3%
12/31/03               1.99              -               -               0.25%               6.4%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.90              -           $   -               0.00%              21.7%
12/31/06               2.38              -               -               0.00%              -1.8%
12/31/05               2.43              -               -               0.00%               0.7%
12/31/04               2.41              -               -               0.00%               7.7%
12/31/03               2.24              -               -               0.00%               6.4%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
0.0%               0.1%               0.8%               0.0%               0.0%

                             AUL American Unit Trust
                                American Century
                         Strategic Allocation Aggressive

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $   15,438,518    $   15,951,754         1,872,343
Receivables: investments sold                  39,500    ==============    ==============
Payables: investments redeemed                (49,909)
                                       --------------
Net assets                             $   15,428,109
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $   15,428,109         9,397,001    $         1.64
Band 100                                          -                 -                1.66
Band 75                                           -                 -                1.68
Band 50                                           -                 -                1.69
Band 25                                           -                 -                1.71
Band 0                                            -                 -                1.76
                                       --------------    --------------
Total                                  $   15,428,109         9,397,001
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      205,962
   Mortality & expense charges                                           143,371
                                                                  --------------
   Net investment income (loss)                                           62,591
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              205,116
   Realized gain distributions                                         1,829,031
   Net change in unrealized appreciation (depreciation)                 (754,237)
                                                                  --------------
   Net gain (loss)                                                     1,279,910
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,342,501
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     62,591    $     37,960
   Net realized gain (loss)                              205,116         170,828
   Realized gain distributions                         1,829,031         412,497
   Net change in unrealized appreciation
      (depreciation)                                    (754,237)         23,665
                                                    ------------    ------------
Increase (decrease) in net assets from operations      1,342,501         644,950
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            8,889,150       5,743,664
   Cost of units redeemed                             (2,226,055)     (2,000,805)
                                                    ------------    ------------
   Increase (decrease)                                 6,663,095       3,742,859
                                                    ------------    ------------
Net increase (decrease)                                8,005,596       4,387,809
Net assets, beginning                                  7,422,513       3,034,704
                                                    ------------    ------------
Net assets, ending                                  $ 15,428,109    $  7,422,513
                                                    ============    ============

Units sold                                             5,731,658       4,972,718
Units redeemed                                        (1,463,497)     (2,252,632)
                                                    ------------    ------------
Net increase (decrease)                                4,268,161       2,720,086
Units outstanding, beginning                           5,128,840       2,408,754
                                                    ------------    ------------
Units outstanding, ending                              9,397,001       5,128,840
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 20,219,332
Cost of units redeemed                                                (7,095,104)
Net investment income (loss)                                             139,149
Net realized gain (loss)                                                 312,112
Realized gain distributions                                            2,365,856
Net change in unrealized appreciation (depreciation)                    (513,236)
                                                                    ------------
                                                                    $ 15,428,109
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.64            9,397       $  15,428             1.25%              13.4%
12/31/06               1.45            5,128           7,422             1.25%              13.1%
12/31/05               1.28            2,371           3,035             1.25%               6.7%
12/31/04               1.20            1,002           1,202             1.25%              10.1%
12/31/03               1.09              318             347             1.25%              26.7%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.66              -           $   -               1.00%              13.7%
12/31/06               1.46              -               -               1.00%              13.6%
12/31/05               1.28              -               -               1.00%               6.8%
12/31/04               1.20              -               -               1.00%              10.4%
12/31/03               1.09              -               -               1.00%               8.6%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.68              -           $   -               0.75%              14.0%
12/31/06               1.47              -               -               0.75%              13.9%
12/31/05               1.29              -               -               0.75%               7.0%
12/31/04               1.21              -               -               0.75%              10.6%
12/31/03               1.09              -               -               0.75%               8.6%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.69              -           $   -               0.50%              14.3%
12/31/06               1.48              -               -               0.50%              14.2%
12/31/05               1.30              -               -               0.50%               7.3%
12/31/04               1.21              -               -               0.50%              10.9%
12/31/03               1.09              -               -               0.50%               8.7%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.71              -           $   -               0.25%              14.6%
12/31/06               1.49              -               -               0.25%              14.5%
12/31/05               1.31              -               -               0.25%               7.6%
12/31/04               1.21              -               -               0.25%              11.2%
12/31/03               1.09              -               -               0.25%               8.8%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.76              -           $   -               0.00%              14.9%
12/31/06               1.53              -               -               0.00%              14.8%
12/31/05               1.34              -               -               0.00%               7.8%
12/31/04               1.24              -               -               0.00%              11.5%
12/31/03               1.11              -               -               0.00%               8.8%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
1.8%               1.9%               1.4%               1.4%               1.4%

                             AUL American Unit Trust
                                American Century
                        Strategic Allocation Conservative

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $    3,327,378    $    3,423,163           544,322
Receivables: investments sold                  13,428    ==============    ==============
Payables: investments redeemed               (314,376)
                                       --------------
Net assets                             $    3,026,430
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $    3,026,430         2,278,412    $         1.33
Band 100                                          -                 -                1.34
Band 75                                           -                 -                1.36
Band 50                                           -                 -                1.37
Band 25                                           -                 -                1.39
Band 0                                            -                 -                1.42
                                       --------------    --------------
Total                                  $    3,026,430         2,278,412
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       81,167
   Mortality & expense charges                                            37,880
                                                                  --------------
   Net investment income (loss)                                           43,287
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               44,738
   Realized gain distributions                                           217,212
   Net change in unrealized appreciation (depreciation)                 (139,767)
                                                                  --------------
   Net gain (loss)                                                       122,183
                                                                  --------------
Increase (decrease) in net assets from operations                 $      165,470
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     43,287    $     31,033
   Net realized gain (loss)                               44,738          39,171
   Realized gain distributions                           217,212          67,086
   Net change in unrealized appreciation
      (depreciation)                                    (139,767)         (1,785)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        165,470         135,505
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,392,383       2,054,131
   Cost of units redeemed                             (1,086,963)     (1,149,991)
                                                    ------------    ------------
   Increase (decrease)                                   305,420         904,140
                                                    ------------    ------------
Net increase (decrease)                                  470,890       1,039,645
Net assets, beginning                                  2,555,540       1,515,895
                                                    ------------    ------------
Net assets, ending                                  $  3,026,430    $  2,555,540
                                                    ============    ============

Units sold                                             1,284,902       2,244,251
Units redeemed                                        (1,040,355)     (1,446,323)
                                                    ------------    ------------
Net increase (decrease)                                  244,547         797,928
Units outstanding, beginning                           2,033,865       1,235,937
                                                    ------------    ------------
Units outstanding, ending                              2,278,412       2,033,865
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  6,429,021
Cost of units redeemed                                                (3,891,072)
Net investment income (loss)                                             133,783
Net realized gain (loss)                                                  81,363
Realized gain distributions                                              369,120
Net change in unrealized appreciation (depreciation)                     (95,785)
                                                                    ------------
                                                                    $  3,026,430
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.33            2,278       $   3,026             1.25%               5.7%
12/31/06               1.26            2,034           2,555             1.25%               7.4%
12/31/05               1.17            1,296           1,516             1.25%               2.6%
12/31/04               1.14              382             436             1.25%               6.5%
12/31/03               1.07              149             159             1.25%              13.8%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.34              -           $   -               1.00%               6.0%
12/31/06               1.27              -               -               1.00%               7.9%
12/31/05               1.17              -               -               1.00%               2.9%
12/31/04               1.14              -               -               1.00%               6.6%
12/31/03               1.07              -               -               1.00%               4.8%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.36              -           $   -               0.75%               6.3%
12/31/06               1.28              -               -               0.75%               8.1%
12/31/05               1.18              -               -               0.75%               3.1%
12/31/04               1.15              -               -               0.75%               6.9%
12/31/03               1.07              -               -               0.75%               4.8%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.37              -           $   -               0.50%               6.5%
12/31/06               1.29              -               -               0.50%               8.4%
12/31/05               1.19              -               -               0.50%               3.4%
12/31/04               1.15              -               -               0.50%               7.1%
12/31/03               1.07              -               -               0.50%               4.9%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.39              -           $   -               0.25%               6.8%
12/31/06               1.30              -               -               0.25%               8.7%
12/31/05               1.19              -               -               0.25%               3.7%
12/31/04               1.15              -               -               0.25%               7.4%
12/31/03               1.07              -               -               0.25%               4.9%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.42              -           $   -               0.00%               7.1%
12/31/06               1.33              -               -               0.00%               8.9%
12/31/05               1.22              -               -               0.00%               3.9%
12/31/04               1.18              -               -               0.00%               7.7%
12/31/03               1.09              -               -               0.00%               5.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
2.9%               2.7%               2.2%               1.7%               1.7%

                             AUL American Unit Trust
                                American Century
                          Strategic Allocation Moderate

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $   24,445,453    $   25,693,426         3,582,730
Receivables: investments sold                  97,340    ==============    ==============
Payables: investments redeemed                 (1,092)
                                       --------------
Net assets                             $   24,541,701
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $   24,541,701        16,260,633    $         1.51
Band 100                                          -                 -                1.53
Band 75                                           -                 -                1.54
Band 50                                           -                 -                1.56
Band 25                                           -                 -                1.57
Band 0                                            -                 -                1.62
                                       --------------    --------------
Total                                  $   24,541,701        16,260,633
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      331,620
   Mortality & expense charges                                           197,446
                                                                  --------------
   Net investment income (loss)                                          134,174
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              199,909
   Realized gain distributions                                         2,427,038
   Net change in unrealized appreciation (depreciation)               (1,568,839)
                                                                  --------------
   Net gain (loss)                                                     1,058,108
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,192,282
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    134,174    $     58,809
   Net realized gain (loss)                              199,909         309,327
   Realized gain distributions                         2,427,038         496,610
   Net change in unrealized appreciation
      (depreciation)                                  (1,568,839)        (50,096)
                                                    ------------    ------------
Increase (decrease) in net assets from operations      1,192,282         814,650
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                           16,675,250       6,600,654
   Cost of units redeemed                             (2,571,598)     (4,186,736)
                                                    ------------    ------------
   Increase (decrease)                                14,103,652       2,413,918
                                                    ------------    ------------
Net increase (decrease)                               15,295,934       3,228,568
Net assets, beginning                                  9,245,767       6,017,199
                                                    ------------    ------------
Net assets, ending                                  $ 24,541,701    $  9,245,767
                                                    ============    ============

Units sold                                            11,389,656       6,525,213
Units redeemed                                        (1,829,820)     (4,614,744)
                                                    ------------    ------------
Net increase (decrease)                                9,559,836       1,910,469
Units outstanding, beginning                           6,700,797       4,790,328
                                                    ------------    ------------
Units outstanding, ending                             16,260,633       6,700,797
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 32,252,260
Cost of units redeemed                                               (10,485,958)
Net investment income (loss)                                             282,066
Net realized gain (loss)                                                 473,049
Realized gain distributions                                            3,268,257
Net change in unrealized appreciation (depreciation)                  (1,247,973)
                                                                    ------------
                                                                    $ 24,541,701
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.51           16,261       $  24,542             1.25%               9.4%
12/31/06               1.38            6,701           9,246             1.25%              11.3%
12/31/05               1.24            4,852           6,017             1.25%               5.1%
12/31/04               1.18            2,272           2,681             1.25%               8.3%
12/31/03               1.09              967           1,054             1.25%              21.1%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.53              -           $   -               1.00%               9.7%
12/31/06               1.39              -               -               1.00%              11.1%
12/31/05               1.25              -               -               1.00%               5.4%
12/31/04               1.19              -               -               1.00%               8.7%
12/31/03               1.09              -               -               1.00%               7.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.54              -           $   -               0.75%               9.9%
12/31/06               1.40              -               -               0.75%              11.4%
12/31/05               1.26              -               -               0.75%               5.7%
12/31/04               1.19              -               -               0.75%               8.9%
12/31/03               1.09              -               -               0.75%               7.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.56              -           $   -               0.50%              10.2%
12/31/06               1.41              -               -               0.50%              11.7%
12/31/05               1.27              -               -               0.50%               5.9%
12/31/04               1.20              -               -               0.50%               9.2%
12/31/03               1.09              -               -               0.50%               7.1%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.57              -           $   -               0.25%              10.5%
12/31/06               1.43              -               -               0.25%              11.9%
12/31/05               1.27              -               -               0.25%               6.2%
12/31/04               1.20              -               -               0.25%               9.5%
12/31/03               1.10              -               -               0.25%               7.2%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.62              -           $   -               0.00%              10.8%
12/31/06               1.46              -               -               0.00%              12.2%
12/31/05               1.30              -               -               0.00%               6.4%
12/31/04               1.22              -               -               0.00%               9.9%
12/31/03               1.11              -               -               0.00%               7.1%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
2.0%               2.0%               1.7%               1.5%               1.5%

                             AUL American Unit Trust
                                American Century
                                Emerging Markets

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $      186,289    $      184,138            16,161
Receivables: investments sold                      46    ==============    ==============
Payables: investments redeemed                    -
                                       --------------
Net assets                             $      186,335
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $      186,335           115,119    $         1.62
Band 100                                          -                  -               1.62
Band 75                                           -                  -               1.63
Band 50                                           -                  -               1.63
Band 25                                           -                  -               1.64
Band 0                                            -                  -               1.64
                                       --------------    --------------
Total                                  $      186,335           115,119
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        1,287
   Mortality & expense charges                                               677
                                                                  --------------
   Net investment income (loss)                                              610
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  (35)
   Realized gain distributions                                            13,521
   Net change in unrealized appreciation (depreciation)                    2,151
                                                                  --------------
   Net gain (loss)                                                        15,637
                                                                  --------------
Increase (decrease) in net assets from operations                 $       16,247
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                      Year ended   from 10/23/06
                                                      12/31/2007     to 12/31/06
                                                    ------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        610             -
   Net realized gain (loss)                                  (35)            -
   Realized gain distributions                            13,521             -
   Net change in unrealized appreciation
      (depreciation)                                       2,151             -
                                                    ------------  --------------
Increase (decrease) in net assets from operations         16,247             -
                                                    ------------  --------------
Contract owner transactions:
   Proceeds from units sold                              172,851             -
   Cost of units redeemed                                 (2,763)            -
                                                    ------------  --------------
   Increase (decrease)                                   170,088             -
                                                    ------------  --------------
Net increase (decrease)                                  186,335             -
Net assets, beginning                                        -               -
                                                    ------------  --------------
Net assets, ending                                  $    186,335             -
                                                    ============  ==============

Units sold                                               116,960             -
Units redeemed                                            (1,841)            -
                                                    ------------  --------------
Net increase (decrease)                                  115,119             -
Units outstanding, beginning                                 -               -
                                                    ------------  --------------
Units outstanding, ending                                115,119             -
                                                    ============  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    172,851
Cost of units redeemed                                                    (2,763)
Net investment income (loss)                                                 610
Net realized gain (loss)                                                     (35)
Realized gain distributions                                               13,521
Net change in unrealized appreciation (depreciation)                       2,151
                                                                    ------------
                                                                    $    186,335
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.62              115         $   186             1.25%              41.9%
12/31/06               1.14              -               -               1.25%              14.0%
10/23/06               1.00              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.62              -           $   -               1.00%              42.3%
12/31/06               1.14              -               -               1.00%              14.1%
10/23/06               1.00              -               -               1.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.63              -           $   -               0.75%              42.7%
12/31/06               1.14              -               -               0.75%              14.1%
10/23/06               1.00              -               -               0.75%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.63              -           $   -               0.50%              43.0%
12/31/06               1.14              -               -               0.50%              14.2%
10/23/06               1.00              -               -               0.50%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.64              -           $   -               0.25%              43.4%
12/31/06               1.14              -               -               0.25%              14.2%
10/23/06               1.00              -               -               0.25%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.64              -           $   -               0.00%              43.7%
12/31/06               1.14              -               -               0.00%              14.3%
10/23/06               1.00              -               -               0.00%               0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006
1.4%               0.0%

                             AUL American Unit Trust
                                American Century
                                    Heritage

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $    5,916,829    $    5,039,777           276,793
Receivables: investments sold                  32,091    ==============    ==============
Payables: investments redeemed                 (8,941)
                                       --------------
Net assets                             $    5,939,979
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $    5,031,300         1,926,363    $         2.61
Band 100                                          -                 -                2.64
Band 75                                           -                 -                2.67
Band 50                                       164,749            61,100              2.70
Band 25                                           -                 -                2.73
Band 0                                        743,930           267,929              2.78
                                       --------------    --------------
Total                                  $    5,939,979         2,255,392
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                            36,656
                                                                  --------------
   Net investment income (loss)                                          (36,656)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              151,541
   Realized gain distributions                                           275,270
   Net change in unrealized appreciation (depreciation)                  849,851
                                                                  --------------
   Net gain (loss)                                                     1,276,662
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,240,006
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (36,656)   $     (5,416)
   Net realized gain (loss)                              151,541          (5,176)
   Realized gain distributions                           275,270         134,183
   Net change in unrealized appreciation
      (depreciation)                                     849,851          27,201
                                                    ------------    ------------
Increase (decrease) in net assets from operations      1,240,006         150,792
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            3,724,273       2,178,716
   Cost of units redeemed                             (1,122,633)       (231,175)
                                                    ------------    ------------
   Increase (decrease)                                 2,601,640       1,947,542
                                                    ------------    ------------
Net increase (decrease)                                3,841,646       2,098,333
Net assets, beginning                                  2,098,333             -
                                                    ------------    ------------
Net assets, ending                                  $  5,939,979    $  2,098,333
                                                    ============    ============

Units sold                                             1,640,098       1,282,657
Units redeemed                                          (528,308)       (139,055)
                                                    ------------    ------------
Net increase (decrease)                                1,111,790       1,143,602
Units outstanding, beginning                           1,143,602             -
                                                    ------------    ------------
Units outstanding, ending                              2,255,392       1,143,602
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  5,902,989
Cost of units redeemed                                                (1,353,808)
Net investment income (loss)                                             (42,072)
Net realized gain (loss)                                                 146,365
Realized gain distributions                                              409,453
Net change in unrealized appreciation (depreciation)                     877,052
                                                                    ------------
                                                                    $  5,939,979
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.61            1,926       $   5,031             1.25%              43.6%
12/31/06               1.82              920           1,675             1.25%              15.1%
12/31/05               1.58              -               -               1.25%              20.6%
12/31/04               1.31              -               -               1.25%               5.6%
12/31/03               1.24              -               -               1.25%              24.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.64              -           $   -               1.00%              43.9%
12/31/06               1.83              -               -               1.00%              15.7%
12/31/05               1.59              -               -               1.00%              20.7%
12/31/04               1.31              -               -               1.00%               5.8%
12/31/03               1.24              -               -               1.00%               8.6%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.67              -           $   -               0.75%              44.3%
12/31/06               1.85              -               -               0.75%              15.9%
12/31/05               1.59              -               -               0.75%              21.0%
12/31/04               1.32              -               -               0.75%               6.0%
12/31/03               1.24              -               -               0.75%               8.6%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.70               61         $   165             0.50%              44.6%
12/31/06               1.86               54             100             0.50%              16.2%
12/31/05               1.60              -               -               0.50%              21.3%
12/31/04               1.32              -               -               0.50%               6.3%
12/31/03               1.24              -               -               0.50%               8.7%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.73              -           $   -               0.25%              45.0%
12/31/06               1.88              -               -               0.25%              16.5%
12/31/05               1.61              -               -               0.25%              21.6%
12/31/04               1.33              -               -               0.25%               6.6%
12/31/03               1.24              -               -               0.25%               8.8%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.78              268         $   744             0.00%              45.4%
12/31/06               1.91              169             323             0.00%              16.8%
12/31/05               1.64              -               -               0.00%              21.9%
12/31/04               1.34              -               -               0.00%               6.8%
12/31/03               1.26              -               -               0.00%               8.8%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006
0.0%               0.0%

                             AUL American Unit Trust
                                American Century
                             Small Company (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $       88,949    $      107,509            10,861
Receivables: investments sold                      22    ==============    ==============
Payables: investments redeemed                    (10)
                                       --------------
Net assets                             $       88,961
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $       88,961            45,071    $         1.97
Band 100                                          -                 -                1.99
Band 75                                           -                 -                2.02
Band 50                                           -                 -                2.04
Band 25                                           -                 -                2.06
Band 0                                            -                 -                2.11
                                       --------------    --------------
Total                                  $       88,961            45,071
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          132
   Mortality & expense charges                                             1,741
                                                                  --------------
   Net investment income (loss)                                           (1,609)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                3,958
   Realized gain distributions                                             9,506
   Net change in unrealized appreciation (depreciation)                  (19,486)
                                                                  --------------
   Net gain (loss)                                                        (6,022)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (7,631)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (1,609)   $     (1,778)
   Net realized gain (loss)                                3,958           2,250
   Realized gain distributions                             9,506           7,183
   Net change in unrealized appreciation
      (depreciation)                                     (19,486)         (2,335)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         (7,631)          5,320
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               18,891          45,200
   Cost of units redeemed                                (73,005)        (16,746)
                                                    ------------    ------------
   Increase (decrease)                                   (54,114)         28,454
                                                    ------------    ------------
Net increase (decrease)                                  (61,745)         33,774
Net assets, beginning                                    150,706         116,932
                                                    ------------    ------------
Net assets, ending                                  $     88,961    $    150,706
                                                    ============    ============

Units sold                                                 8,691          21,368
Units redeemed                                           (34,498)         (8,074)
                                                    ------------    ------------
Net increase (decrease)                                  (25,807)         13,294
Units outstanding, beginning                              70,878          57,584
                                                    ------------    ------------
Units outstanding, ending                                 45,071          70,878
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    189,661
Cost of units redeemed                                                  (120,023)
Net investment income (loss)                                              (2,085)
Net realized gain (loss)                                                  10,938
Realized gain distributions                                               29,029
Net change in unrealized appreciation (depreciation)                     (18,559)
                                                                    ------------
                                                                    $     88,961
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.97               45          $   89             1.25%              -7.2%
12/31/06               2.13               71             151             1.25%               4.8%
12/31/05               2.03               58             117             1.25%               5.2%
12/31/04               1.93               47              90             1.25%              27.0%
12/31/03               1.52                1               2             1.25%              44.8%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.99              -           $   -               1.00%              -6.9%
12/31/06               2.14              -               -               1.00%               5.0%
12/31/05               2.04              -               -               1.00%               5.7%
12/31/04               1.93              -               -               1.00%              26.8%
12/31/03               1.52              -               -               1.00%              14.9%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.02              -           $   -               0.75%              -6.7%
12/31/06               2.16              -               -               0.75%               5.2%
12/31/05               2.05              -               -               0.75%               5.9%
12/31/04               1.94              -               -               0.75%              27.1%
12/31/03               1.53              -               -               0.75%              14.9%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.04              -           $   -               0.50%              -6.5%
12/31/06               2.18              -               -               0.50%               5.5%
12/31/05               2.07              -               -               0.50%               6.2%
12/31/04               1.94              -               -               0.50%              27.4%
12/31/03               1.53              -               -               0.50%              15.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.06              -           $   -               0.25%              -6.2%
12/31/06               2.20              -               -               0.25%               5.8%
12/31/05               2.08              -               -               0.25%               6.5%
12/31/04               1.95              -               -               0.25%              27.7%
12/31/03               1.53              -               -               0.25%              15.1%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.11              -           $   -               0.00%              -6.0%
12/31/06               2.24              -               -               0.00%               6.0%
12/31/05               2.12              -               -               0.00%               6.7%
12/31/04               1.98              -               -               0.00%              28.0%
12/31/03               1.55              -               -               0.00%              15.1%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006
0.1%               0.0%

                             AUL American Unit Trust
                                American Century
                    Strategic Allocation Aggressive (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $    2,215,693    $    2,323,389           269,455
Receivables: investments sold                   1,949    ==============    ==============
Payables: investments redeemed                     (3)
                                       --------------
Net assets                             $    2,217,639
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $    2,187,660         1,169,269    $         1.87
Band 100                                       29,979            15,854              1.89
Band 75                                           -                 -                1.91
Band 50                                           -                 -                1.93
Band 25                                           -                 -                1.95
Band 0                                            -                 -                1.98
                                       --------------    --------------
Total                                  $    2,217,639         1,185,123
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       23,625
   Mortality & expense charges                                            22,828
                                                                  --------------
   Net investment income (loss)                                              797
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              122,199
   Realized gain distributions                                           260,773
   Net change in unrealized appreciation (depreciation)                 (157,048)
                                                                  --------------
   Net gain (loss)                                                       225,924
                                                                  --------------
Increase (decrease) in net assets from operations                 $      226,721
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        797    $      4,985
   Net realized gain (loss)                              122,199          27,092
   Realized gain distributions                           260,773          96,340
   Net change in unrealized appreciation
      (depreciation)                                    (157,048)         13,277
                                                    ------------    ------------
Increase (decrease) in net assets from operations        226,721         141,694
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,428,975       1,037,632
   Cost of units redeemed                             (1,122,295)       (245,517)
                                                    ------------    ------------
   Increase (decrease)                                   306,680         792,115
                                                    ------------    ------------
Net increase (decrease)                                  533,401         933,809
Net assets, beginning                                  1,684,238         750,429
                                                    ------------    ------------
Net assets, ending                                  $  2,217,639    $  1,684,238
                                                    ============    ============

Units sold                                               803,060         684,895
Units redeemed                                          (636,827)       (175,834)
                                                    ------------    ------------
Net increase (decrease)                                  166,233         509,061
Units outstanding, beginning                           1,018,890         509,829
                                                    ------------    ------------
Units outstanding, ending                              1,185,123       1,018,890
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  3,218,292
Cost of units redeemed                                                (1,440,482)
Net investment income (loss)                                               6,379
Net realized gain (loss)                                                 153,584
Realized gain distributions                                              387,562
Net change in unrealized appreciation (depreciation)                    (107,696)
                                                                    ------------
                                                                    $  2,217,639
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.87            1,169       $   2,188             1.25%              13.2%
12/31/06               1.65            1,019           1,684             1.25%              12.5%
12/31/05               1.47              510             750             1.25%               5.8%
12/31/04               1.39              258             359             1.25%              10.3%
12/31/03               1.26              -               -               1.25%              22.3%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.89               16         $    30             1.00%              13.5%
12/31/06               1.67              -               -               1.00%              12.6%
12/31/05               1.48              -               -               1.00%               6.5%
12/31/04               1.39              -               -               1.00%              10.1%
12/31/03               1.26              -               -               1.00%               8.5%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.91              -           $   -               0.75%              13.8%
12/31/06               1.68              -               -               0.75%              12.9%
12/31/05               1.49              -               -               0.75%               6.8%
12/31/04               1.39              -               -               0.75%              10.4%
12/31/03               1.26              -               -               0.75%               8.5%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.93              -           $   -               0.50%              14.0%
12/31/06               1.69              -               -               0.50%              13.1%
12/31/05               1.50              -               -               0.50%               7.0%
12/31/04               1.40              -               -               0.50%              10.6%
12/31/03               1.26              -               -               0.50%               8.6%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.95              -           $   -               0.25%              14.3%
12/31/06               1.71              -               -               0.25%              13.4%
12/31/05               1.51              -               -               0.25%               7.3%
12/31/04               1.40              -               -               0.25%              10.9%
12/31/03               1.26              -               -               0.25%               8.7%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.98              -           $   -               0.00%              14.6%
12/31/06               1.73              -               -               0.00%              13.7%
12/31/05               1.52              -               -               0.00%               7.6%
12/31/04               1.42              -               -               0.00%              11.2%
12/31/03               1.27              -               -               0.00%               8.7%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
1.2%               1.6%               1.2%               2.0%               0.0%

                             AUL American Unit Trust
                                American Century
                   Strategic Allocation Conservative (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $    1,450,854    $    1,519,789           260,738
Receivables: investments sold                   3,878    ==============    ==============
Payables: investments redeemed                 (5,027)
                                       --------------
Net assets                             $    1,449,705
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $    1,449,430         1,038,630    $         1.40
Band 100                                          275               195              1.41
Band 75                                           -                 -                1.43
Band 50                                           -                 -                1.44
Band 25                                           -                 -                1.46
Band 0                                            -                 -                1.47
                                       --------------    --------------
Total                                  $    1,449,705         1,038,825
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       26,459
   Mortality & expense charges                                            13,041
                                                                  --------------
   Net investment income (loss)                                           13,418
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               23,178
   Realized gain distributions                                            91,574
   Net change in unrealized appreciation (depreciation)                  (74,190)
                                                                  --------------
   Net gain (loss)                                                        40,562
                                                                  --------------
Increase (decrease) in net assets from operations                 $       53,980
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     13,418    $      5,470
   Net realized gain (loss)                               23,178           1,936
   Realized gain distributions                            91,574          14,790
   Net change in unrealized appreciation
      (depreciation)                                     (74,190)          7,498
                                                    ------------    ------------
Increase (decrease) in net assets from operations         53,980          29,694
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,249,258         557,817
   Cost of units redeemed                               (527,740)       (156,245)
                                                    ------------    ------------
   Increase (decrease)                                   721,518         401,572
                                                    ------------    ------------
Net increase (decrease)                                  775,498         431,266
Net assets, beginning                                    674,207         242,941
                                                    ------------    ------------
Net assets, ending                                  $  1,449,705    $    674,207
                                                    ============    ============

Units sold                                               915,415         511,052
Units redeemed                                          (386,420)       (128,379)
                                                    ------------    ------------
Net increase (decrease)                                  528,995         382,673
Units outstanding, beginning                             509,830         127,157
                                                    ------------    ------------
Units outstanding, ending                              1,038,825         509,830
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  2,075,144
Cost of units redeemed                                                  (718,350)
Net investment income (loss)                                              20,505
Net realized gain (loss)                                                  25,332
Realized gain distributions                                              116,009
Net change in unrealized appreciation (depreciation)                     (68,935)
                                                                    ------------
                                                                    $  1,449,705
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.40            1,039       $   1,449             1.25%               5.5%
12/31/06               1.32              510             674             1.25%               7.5%
12/31/05               1.23              198             243             1.25%               2.5%
12/31/04               1.20               72              86             1.25%               6.2%
12/31/03               1.13              -               -               1.25%              10.8%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.41              -           $   -               1.00%               5.8%
12/31/06               1.33              -               -               1.00%               7.6%
12/31/05               1.24              -               -               1.00%               2.6%
12/31/04               1.21              -               -               1.00%               6.3%
12/31/03               1.14              -               -               1.00%               4.7%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.43              -           $   -               0.75%               6.1%
12/31/06               1.34              -               -               0.75%               7.9%
12/31/05               1.25              -               -               0.75%               2.9%
12/31/04               1.21              -               -               0.75%               6.6%
12/31/03               1.14              -               -               0.75%               4.7%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.44              -           $   -               0.50%               6.3%
12/31/06               1.36              -               -               0.50%               8.1%
12/31/05               1.25              -               -               0.50%               3.1%
12/31/04               1.22              -               -               0.50%               6.9%
12/31/03               1.14              -               -               0.50%               4.8%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.46              -           $   -               0.25%               6.6%
12/31/06               1.37              -               -               0.25%               8.4%
12/31/05               1.26              -               -               0.25%               3.4%
12/31/04               1.22              -               -               0.25%               7.1%
12/31/03               1.14              -               -               0.25%               4.9%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.47              -           $   -               0.00%               6.9%
12/31/06               1.38              -               -               0.00%               8.7%
12/31/05               1.27              -               -               0.00%               3.7%
12/31/04               1.22              -               -               0.00%               7.4%
12/31/03               1.14              -               -               0.00%               4.9%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
2.5%               2.2%               2.2%               2.4%               0.0%

                             AUL American Unit Trust
                                American Century
                     Strategic Allocation Moderate (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $    8,246,769    $    8,635,174         1,207,144
Receivables: investments sold                  22,168    ==============    ==============
Payables: investments redeemed                     (1)
                                       --------------
Net assets                             $    8,268,936
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $    3,967,102         2,393,701    $         1.66
Band 100                                    4,301,834         2,568,262              1.67
Band 75                                           -                 -                1.69
Band 50                                           -                 -                1.71
Band 25                                           -                 -                1.73
Band 0                                            -                 -                1.76
                                       --------------    --------------
Total                                  $    8,268,936         4,961,963
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      111,588
   Mortality & expense charges                                            70,755
                                                                  --------------
   Net investment income (loss)                                           40,833
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              121,301
   Realized gain distributions                                           833,586
   Net change in unrealized appreciation (depreciation)                 (399,732)
                                                                  --------------
   Net gain (loss)                                                       555,155
                                                                  --------------
Increase (decrease) in net assets from operations                 $      595,988
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     40,833    $     20,054
   Net realized gain (loss)                              121,301          34,518
   Realized gain distributions                           833,586         250,240
   Net change in unrealized appreciation
      (depreciation)                                    (399,732)         (1,198)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        595,988         303,614
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            4,886,740       3,272,612
   Cost of units redeemed                             (1,982,908)       (657,615)
                                                    ------------    ------------
   Increase (decrease)                                 2,903,832       2,614,997
                                                    ------------    ------------
Net increase (decrease)                                3,499,820       2,918,611
Net assets, beginning                                  4,769,116       1,850,505
                                                    ------------    ------------
Net assets, ending                                  $  8,268,936    $  4,769,116
                                                    ============    ============

Units sold                                             3,076,698       2,282,822
Units redeemed                                        (1,249,237)       (496,243)
                                                    ------------    ------------
Net increase (decrease)                                1,827,461       1,786,579
Units outstanding, beginning                           3,134,502       1,347,923
                                                    ------------    ------------
Units outstanding, ending                              4,961,963       3,134,502
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 10,245,921
Cost of units redeemed                                                (3,000,683)
Net investment income (loss)                                              66,027
Net realized gain (loss)                                                 167,913
Realized gain distributions                                            1,178,163
Net change in unrealized appreciation (depreciation)                    (388,405)
                                                                    ------------
                                                                    $  8,268,936
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.66            2,394       $   3,967             1.25%               9.2%
12/31/06               1.52            2,216           3,364             1.25%              10.8%
12/31/05               1.37            1,351           1,851             1.25%               4.6%
12/31/04               1.31              585             766             1.25%               8.3%
12/31/03               1.21              -               -               1.25%              17.5%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.67            2,568       $   4,302             1.00%               9.5%
12/31/06               1.53              918           1,405             1.00%              10.8%
12/31/05               1.38              -               -               1.00%               5.3%
12/31/04               1.31              -               -               1.00%               8.4%
12/31/03               1.21              -               -               1.00%               6.9%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.69              -           $   -               0.75%               9.7%
12/31/06               1.54              -               -               0.75%              11.1%
12/31/05               1.39              -               -               0.75%               5.5%
12/31/04               1.32              -               -               0.75%               8.7%
12/31/03               1.21              -               -               0.75%               7.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.71              -           $   -               0.50%              10.0%
12/31/06               1.56              -               -               0.50%              11.4%
12/31/05               1.40              -               -               0.50%               5.8%
12/31/04               1.32              -               -               0.50%               9.0%
12/31/03               1.21              -               -               0.50%               7.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.73              -           $   -               0.25%              10.3%
12/31/06               1.57              -               -               0.25%              11.7%
12/31/05               1.40              -               -               0.25%               6.1%
12/31/04               1.32              -               -               0.25%               9.2%
12/31/03               1.21              -               -               0.25%               7.1%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.76              -           $   -               0.00%              10.6%
12/31/06               1.59              -               -               0.00%              12.0%
12/31/05               1.42              -               -               0.00%               6.3%
12/31/04               1.34              -               -               0.00%               9.5%
12/31/03               1.22              -               -               0.00%               7.2%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
1.7%               1.6%               1.6%               1.9%               0.0%

                             AUL American Unit Trust
                                American Century
                             Equity Growth (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $    1,023,761    $    1,082,665            42,506
Receivables: investments sold                   3,598    ==============    ==============
Payables: investments redeemed                    -
                                       --------------
Net assets                             $    1,027,359
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $    1,027,359           738,860    $         1.39
Band 100                                          -                  -               1.40
Band 75                                           -                  -               1.42
Band 50                                           -                  -               1.43
Band 25                                           -                  -               1.44
Band 0                                            -                  -               1.45
                                       --------------    --------------
Total                                  $    1,027,359           738,860
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        6,210
   Mortality & expense charges                                            11,093
                                                                  --------------
   Net investment income (loss)                                           (4,883)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                3,772
   Realized gain distributions                                            77,400
   Net change in unrealized appreciation (depreciation)                  (86,613)
                                                                  --------------
   Net gain (loss)                                                        (5,441)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (10,324)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (4,883)   $     (2,614)
   Net realized gain (loss)                                3,772          38,470
   Realized gain distributions                            77,400          18,447
   Net change in unrealized appreciation
      (depreciation)                                     (86,613)         12,551
                                                    ------------    ------------
Increase (decrease) in net assets from operations        (10,324)         66,854
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              480,247       2,997,486
   Cost of units redeemed                                (72,665)     (2,802,036)
                                                    ------------    ------------
   Increase (decrease)                                   407,582         195,450
                                                    ------------    ------------
Net increase (decrease)                                  397,258         262,304
Net assets, beginning                                    630,101         367,797
                                                    ------------    ------------
Net assets, ending                                  $  1,027,359    $    630,101
                                                    ============    ============

Units sold                                               329,986       2,476,949
Units redeemed                                           (52,058)     (2,318,578)
                                                    ------------    ------------
Net increase (decrease)                                  277,928         158,371
Units outstanding, beginning                             460,932         302,561
                                                    ------------    ------------
Units outstanding, ending                                738,860         460,932
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  3,898,778
Cost of units redeemed                                                (2,944,046)
Net investment income (loss)                                              (8,364)
Net realized gain (loss)                                                  42,514
Realized gain distributions                                               97,381
Net change in unrealized appreciation (depreciation)                     (58,904)
                                                                    ------------
                                                                    $  1,027,359
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.39              739       $   1,027             1.25%               1.7%
12/31/06               1.37              461             630             1.25%              12.1%
12/31/05               1.22              302             368             1.25%               6.1%
12/31/04               1.15               48              55             1.25%              15.0%
05/17/04               1.00              -               -               0.00%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.40              -           $   -               1.00%               2.0%
12/31/06               1.38              -               -               1.00%              12.7%
12/31/05               1.22              -               -               1.00%               5.9%
12/31/04               1.15              -               -               1.00%               0.0%
05/17/04               1.00              -               -               0.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.42              -           $   -               0.75%               2.2%
12/31/06               1.39              -               -               0.75%              13.0%
12/31/05               1.23              -               -               0.75%               6.1%
12/31/04               1.15              -               -               0.75%               0.0%
05/17/04               1.00              -               -               0.00%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.43              -           $   -               0.50%               2.5%
12/31/06               1.39              -               -               0.50%              13.3%
12/31/05               1.23              -               -               0.50%               6.4%
12/31/04               1.16              -               -               0.50%               0.0%
05/17/04               1.00              -               -               0.00%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.44              -           $   -               0.25%               2.7%
12/31/06               1.40              -               -               0.25%              13.6%
12/31/05               1.24              -               -               0.25%               6.7%
12/31/04               1.16              -               -               0.25%               0.0%
05/17/04               1.00              -               -               0.00%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.45              -           $   -               0.00%               3.0%
12/31/06               1.41              -               -               0.00%              13.9%
12/31/05               1.24              -               -               0.00%               6.9%
12/31/04               1.16              -               -               0.00%               0.0%
05/17/04               1.00              -               -               0.00%               0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006               2005               2004
0.7%               0.7%               0.8%               1.3%

                             AUL American Unit Trust
                                American Century
                             Equity Income (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $    1,284,146    $    1,410,088           163,634
Receivables: investments sold                   2,425    ==============    ==============
Payables: investments redeemed                (10,228)
                                       --------------
Net assets                             $    1,276,343
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $    1,082,697           663,523    $         1.63
Band 100                                          -                  -               1.65
Band 75                                           -                  -               1.67
Band 50                                           -                  -               1.69
Band 25                                           -                  -               1.70
Band 0                                        193,646           111,884              1.73
                                       --------------    --------------
Total                                  $    1,276,343           775,407
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       28,344
   Mortality & expense charges                                            12,679
                                                                  --------------
   Net investment income (loss)                                           15,665
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               40,180
   Realized gain distributions                                           110,292
   Net change in unrealized appreciation (depreciation)                 (171,161)
                                                                  --------------
   Net gain (loss)                                                       (20,689)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (5,024)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     15,665    $      7,783
   Net realized gain (loss)                               40,180             733
   Realized gain distributions                           110,292          55,507
   Net change in unrealized appreciation
      (depreciation)                                    (171,161)         64,929
                                                    ------------    ------------
Increase (decrease) in net assets from operations         (5,024)        128,952
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              826,736         431,991
   Cost of units redeemed                               (489,254)       (160,840)
                                                    ------------    ------------
   Increase (decrease)                                   337,482         271,151
                                                    ------------    ------------
Net increase (decrease)                                  332,458         400,103
Net assets, beginning                                    943,885         543,782
                                                    ------------    ------------
Net assets, ending                                  $  1,276,343    $    943,885
                                                    ============    ============

Units sold                                               482,588         306,817
Units redeemed                                          (285,381)       (121,288)
                                                    ------------    ------------
Net increase (decrease)                                  197,207         185,529
Units outstanding, beginning                             578,200         392,671
                                                    ------------    ------------
Units outstanding, ending                                775,407         578,200
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,902,733
Cost of units redeemed                                                  (754,956)
Net investment income (loss)                                              27,454
Net realized gain (loss)                                                  40,383
Realized gain distributions                                              186,672
Net change in unrealized appreciation (depreciation)                    (125,943)
                                                                    ------------
                                                                    $  1,276,343
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.63              664       $   1,083             1.25%               0.0%
12/31/06               1.63              578             944             1.25%              17.4%
12/31/05               1.39              391             544             1.25%               1.5%
12/31/04               1.37                -               -             1.25%              10.5%
12/31/03               1.24                -               -             1.25%              20.4%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.65              -           $   -               1.00%               0.2%
12/31/06               1.65              -               -               1.00%              18.1%
12/31/05               1.39              -               -               1.00%               1.2%
12/31/04               1.38              -               -               1.00%              11.2%
12/31/03               1.24              -               -               1.00%               9.6%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.67              -           $   -               0.75%               0.5%
12/31/06               1.66              -               -               0.75%              18.4%
12/31/05               1.40              -               -               0.75%               1.4%
12/31/04               1.38              -               -               0.75%              11.5%
12/31/03               1.24              -               -               0.75%               9.7%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.69              -           $   -               0.50%               0.7%
12/31/06               1.67              -               -               0.50%              18.7%
12/31/05               1.41              -               -               0.50%               1.7%
12/31/04               1.39              -               -               0.50%              11.8%
12/31/03               1.24              -               -               0.50%               9.7%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.70              -           $   -               0.25%               1.0%
12/31/06               1.69              -               -               0.25%              19.0%
12/31/05               1.42              -               -               0.25%               1.9%
12/31/04               1.39              -               -               0.25%              12.0%
12/31/03               1.24              -               -               0.25%               9.8%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.73              112         $   194             0.00%               1.2%
12/31/06               1.71              -               -               0.00%              19.3%
12/31/05               1.43              -               -               0.00%               2.2%
12/31/04               1.40              -               -               0.00%              12.3%
12/31/03               1.25              -               -               0.00%               9.9%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
2.6%               2.3%               2.8%               0.0%               0%

                             AUL American Unit Trust
                                American Century
                              Ginnie Mae (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $      469,716    $      460,142            45,568
Receivables: investments sold                     -      ==============    ==============
Payables: investments redeemed                   (703)
                                       --------------
Net assets                             $      469,013
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $      469,013           419,553    $         1.12
Band 100                                          -                  -               1.13
Band 75                                           -                  -               1.14
Band 50                                           -                  -               1.15
Band 25                                           -                  -               1.17
Band 0                                            -                  -               1.18
                                       --------------    --------------
Total                                  $      469,013           419,553
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       19,297
   Mortality & expense charges                                             5,135
                                                                  --------------
   Net investment income (loss)                                           14,162
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (1,293)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    8,317
                                                                  --------------
   Net gain (loss)                                                         7,024
                                                                  --------------
Increase (decrease) in net assets from operations                 $       21,186
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     14,162    $     10,391
   Net realized gain (loss)                               (1,293)         (3,338)
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                       8,317           5,044
                                                    ------------    ------------
Increase (decrease) in net assets from operations         21,186          12,097
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              152,076         257,572
   Cost of units redeemed                                (77,531)        (80,820)
                                                    ------------    ------------
   Increase (decrease)                                    74,545         176,752
                                                    ------------    ------------
Net increase (decrease)                                   95,731         188,849
Net assets, beginning                                    373,282         184,433
                                                    ------------    ------------
Net assets, ending                                  $    469,013 $       373,282
                                                    ============    ============

Units sold                                               141,531         250,371
Units redeemed                                           (72,163)        (77,463)
                                                    ------------    ------------
Net increase (decrease)                                   69,368         172,908
Units outstanding, beginning                             350,185         177,277
                                                    ------------    ------------
Units outstanding, ending                                419,553         350,185
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    782,277
Cost of units redeemed                                                  (349,401)
Net investment income (loss)                                              31,570
Net realized gain (loss)                                                  (5,007)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                       9,574
                                                                    ------------
                                                                    $    469,013
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.12              420         $   469             1.25%               4.9%
12/31/06               1.07              350             373             1.25%               2.5%
12/31/05               1.04              177             184             1.25%               1.0%
12/31/04               1.03              162             167             1.25%               2.0%
12/31/03               1.01              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.13              -           $   -               1.00%               5.1%
12/31/06               1.07              -               -               1.00%               2.7%
12/31/05               1.05              -               -               1.00%               1.7%
12/31/04               1.03              -               -               1.00%               1.7%
12/31/03               1.01              -               -               1.00%               0.5%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.14              -           $   -               0.75%               5.4%
12/31/06               1.08              -               -               0.75%               3.0%
12/31/05               1.05              -               -               0.75%               1.9%
12/31/04               1.03              -               -               0.75%               2.0%
12/31/03               1.01              -               -               0.75%               0.5%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.15              -           $   -               0.50%               5.7%
12/31/06               1.09              -               -               0.50%               3.2%
12/31/05               1.06              -               -               0.50%               2.2%
12/31/04               1.04              -               -               0.50%               2.2%
12/31/03               1.01              -               -               0.50%               0.6%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.17              -           $   -               0.25%               5.9%
12/31/06               1.10              -               -               0.25%               3.5%
12/31/05               1.06              -               -               0.25%               2.5%
12/31/04               1.04              -               -               0.25%               2.5%
12/31/03               1.01              -               -               0.25%               0.6%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.18              -           $   -               0.00%               6.2%
12/31/06               1.11              -               -               0.00%               3.8%
12/31/05               1.07              -               -               0.00%               2.7%
12/31/04               1.04              -               -               0.00%               2.8%
12/31/03               1.01              -               -               0.00%               0.8%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
4.6%               5.1%               4.4%               4.5%               0.0%

                             AUL American Unit Trust
                                American Century
                                Growth (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $      275,171    $      230,667            11,426
Receivables: investments sold                  21,814    ==============    ==============
Payables: investments redeemed                    -
                                       --------------
Net assets                             $      296,985
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $      296,985           199,257    $         1.49
Band 100                                          -                  -               1.51
Band 75                                           -                  -               1.52
Band 50                                           -                  -               1.54
Band 25                                           -                  -               1.56
Band 0                                            -                  -               1.57
                                       --------------    --------------
Total                                  $      296,985           199,257
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             2,889
                                                                  --------------
   Net investment income (loss)                                           (2,889)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               13,753
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   29,266
                                                                  --------------
   Net gain (loss)                                                        43,019
                                                                  --------------
Increase (decrease) in net assets from operations                 $       40,130
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (2,889)   $     (1,564)
   Net realized gain (loss)                               13,753             258
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                      29,266           8,792
                                                    ------------    ------------
Increase (decrease) in net assets from operations         40,130           7,486
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              171,214          36,575
   Cost of units redeemed                                (64,030)         (8,162)
                                                    ------------    ------------
   Increase (decrease)                                   107,184          28,413
                                                    ------------    ------------
Net increase (decrease)                                  147,314          35,899
Net assets, beginning                                    149,671         113,772
                                                    ------------    ------------
Net assets, ending                                  $    296,985    $    149,671
                                                    ============    ============

Units sold                                               126,696          29,632
Units redeemed                                           (45,132)         (7,069)
                                                    ------------    ------------
Net increase (decrease)                                   81,564          22,563
Units outstanding, beginning                             117,693          95,130
                                                    ------------    ------------
Units outstanding, ending                                199,257         117,693
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    316,125
Cost of units redeemed                                                   (72,192)
Net investment income (loss)                                              (5,492)
Net realized gain (loss)                                                  14,040
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      44,504
                                                                    ------------
                                                                    $    296,985
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.49              199         $   297             1.25%              17.2%
12/31/06               1.27              118             150             1.25%               6.0%
12/31/05               1.20               95             114             1.25%               3.4%
12/31/04               1.16               69              80             1.25%               8.4%
12/31/03               1.07                -               -             1.25%              12.6%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.51              -           $   -               1.00%              17.5%
12/31/06               1.28              -               -               1.00%               6.6%
12/31/05               1.20              -               -               1.00%               3.3%
12/31/04               1.16              -               -               1.00%               8.8%
12/31/03               1.07              -               -               1.00%               7.5%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.52              -           $   -               0.75%              17.8%
12/31/06               1.29              -               -               0.75%               6.9%
12/31/05               1.21              -               -               0.75%               3.6%
12/31/04               1.17              -               -               0.75%               9.0%
12/31/03               1.07              -               -               0.75%               7.6%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.54              -           $   -               0.50%              18.1%
12/31/06               1.30              -               -               0.50%               7.1%
12/31/05               1.22              -               -               0.50%               3.8%
12/31/04               1.17              -               -               0.50%               9.3%
12/31/03               1.07              -               -               0.50%               7.6%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.56              -           $   -               0.25%              18.4%
12/31/06               1.31              -               -               0.25%               7.4%
12/31/05               1.22              -               -               0.25%               4.1%
12/31/04               1.18              -               -               0.25%               9.6%
12/31/03               1.07              -               -               0.25%               7.7%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.57              -           $   -               0.00%              18.7%
12/31/06               1.33              -               -               0.00%               7.7%
12/31/05               1.23              -               -               0.00%               4.4%
12/31/04               1.18              -               -               0.00%               9.8%
12/31/03               1.07              -               -               0.00%               7.8%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
0.0%               0.0%               0.7%               0.0%               0.0%

                             AUL American Unit Trust
                                American Century
                        Inflation Adjusted Bond (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $    2,680,225    $    2,578,546           239,123
Receivables: investments sold                   7,290    ==============    ==============
Payables: investments redeemed                 (2,158)
                                       --------------
Net assets                             $    2,685,357
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $    2,570,881         2,220,551    $         1.16
Band 100                                       81,092            69,409              1.17
Band 75                                           -                 -                1.18
Band 50                                           -                 -                1.19
Band 25                                           -                 -                1.20
Band 0                                         33,384            27,558              1.21
                                       --------------    --------------
Total                                  $    2,685,357         2,317,518
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       98,030
   Mortality & expense charges                                            29,259
                                                                  --------------
   Net investment income (loss)                                           68,771
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (14,922)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  168,413
                                                                  --------------
   Net gain (loss)                                                       153,491
                                                                  --------------
Increase (decrease) in net assets from operations                 $      222,262
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     68,771    $     42,719
   Net realized gain (loss)                              (14,922)        (19,337)
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                     168,413         (50,617)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        222,262         (27,235)
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              775,375       1,718,003
   Cost of units redeemed                               (429,715)       (535,326)
                                                    ------------    ------------
   Increase (decrease)                                   345,660       1,182,677
                                                    ------------    ------------
Net increase (decrease)                                  567,922       1,155,442
Net assets, beginning                                  2,117,435         961,993
                                                    ------------    ------------
Net assets, ending                                  $  2,685,357    $  2,117,435
                                                    ============    ============

Units sold                                               716,495       1,722,883
Units redeemed                                          (400,382)       (618,360)
                                                    ------------    ------------
Net increase (decrease)                                  316,113       1,104,523
Units outstanding, beginning                           2,001,405         896,882
                                                    ------------    ------------
Units outstanding, ending                              2,317,518       2,001,405
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  3,867,383
Cost of units redeemed                                                (1,383,888)
Net investment income (loss)                                             133,195
Net realized gain (loss)                                                 (34,980)
Realized gain distributions                                                1,968
Net change in unrealized appreciation (depreciation)                     101,679
                                                                    ------------
                                                                    $  2,685,357
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.16            2,221       $   2,571             1.25%               9.4%
12/31/06               1.06            1,942           2,055             1.25%              -1.1%
12/31/05               1.07              899             962             1.25%               0.9%
12/31/04               1.06              273             289             1.25%               6.0%
05/17/04               1.00                -               -             0.00%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.17               69          $   81             1.00%               9.7%
12/31/06               1.07               56              60             1.00%              -1.1%
12/31/05               1.08              -               -               1.00%               1.5%
12/31/04               1.06              -               -               1.00%               0.0%
05/17/04               1.00              -               -               0.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.18              -           $   -               0.75%               9.9%
12/31/06               1.07              -               -               0.75%              -0.9%
12/31/05               1.08              -               -               0.75%               1.7%
12/31/04               1.06              -               -               0.75%               0.0%
05/17/04               1.00              -               -               0.00%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.19              -           $   -               0.50%              10.2%
12/31/06               1.08              -               -               0.50%              -0.6%
12/31/05               1.09              -               -               0.50%               2.0%
12/31/04               1.06              -               -               0.50%               0.0%
05/17/04               1.00              -               -               0.00%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.20              -           $   -               0.25%              10.5%
12/31/06               1.09              -               -               0.25%              -0.4%
12/31/05               1.09              -               -               0.25%               2.2%
12/31/04               1.07              -               -               0.25%               0.0%
05/17/04               1.00              -               -               0.00%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.21               28          $   33             0.00%              10.8%
12/31/06               1.09                2               2             0.00%              -0.1%
12/31/05               1.09              -               -               0.00%               2.5%
12/31/04               1.07              -               -               0.00%               0.0%
05/17/04               1.00              -               -               0.00%               0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006               2005               2004
4.1%               4.3%               5.4%               8.0%

                             AUL American Unit Trust
                                American Century
                          Large Company Value (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $    2,604,430    $    2,602,393           375,250
Receivables: investments sold                  82,361    ==============    ==============
Payables: investments redeemed                    -
                                       --------------
Net assets                             $    2,686,791
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $    2,279,515         1,337,667    $         1.70
Band 100                                          -                 -                1.72
Band 75                                           -                 -                1.74
Band 50                                           -                 -                1.76
Band 25                                           -                 -                1.78
Band 0                                        407,276           223,327              1.82
                                       --------------    --------------
Total                                  $    2,686,791         1,560,994
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       41,343
   Mortality & expense charges                                            26,686
                                                                  --------------
   Net investment income (loss)                                           14,657
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               40,368
   Realized gain distributions                                            74,494
   Net change in unrealized appreciation (depreciation)                 (208,508)
                                                                  --------------
   Net gain (loss)                                                       (93,646)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (78,989)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     14,657    $      8,886
   Net realized gain (loss)                               40,368          11,173
   Realized gain distributions                            74,494          17,353
   Net change in unrealized appreciation
      (depreciation)                                    (208,508)        207,679
                                                    ------------    ------------
Increase (decrease) in net assets from operations        (78,989)        245,091
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,466,312       1,589,098
   Cost of units redeemed                               (868,444)       (423,899)
                                                    ------------    ------------
   Increase (decrease)                                   597,868       1,165,199
                                                    ------------    ------------
Net increase (decrease)                                  518,879       1,410,290
Net assets, beginning                                  2,167,912         757,622
                                                    ------------    ------------
Net assets, ending                                  $  2,686,791    $  2,167,912
                                                    ============    ============

Units sold                                               807,475       1,018,200
Units redeemed                                          (473,258)       (301,677)
                                                    ------------    ------------
Net increase (decrease)                                  334,217         716,523
Units outstanding, beginning                           1,226,777         510,254
                                                    ------------    ------------
Units outstanding, ending                              1,560,994       1,226,777
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  4,116,831
Cost of units redeemed                                                (1,621,475)
Net investment income (loss)                                              25,752
Net realized gain (loss)                                                  54,256
Realized gain distributions                                              109,389
Net change in unrealized appreciation (depreciation)                       2,038
                                                                    ------------
                                                                    $  2,686,791
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.70            1,338       $   2,280             1.25%              -2.8%
12/31/06               1.75            1,045           1,832             1.25%              18.4%
12/31/05               1.48              512             758             1.25%               2.1%
12/31/04               1.45              113             164             1.25%              13.3%
12/31/03               1.28                -               -             1.25%              24.3%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.72              -           $   -               1.00%              -2.5%
12/31/06               1.77              -               -               1.00%              18.3%
12/31/05               1.49              -               -               1.00%               2.9%
12/31/04               1.45              -               -               1.00%              13.1%
12/31/03               1.28              -               -               1.00%              11.2%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.74              -           $   -               0.75%              -2.3%
12/31/06               1.78              -               -               0.75%              18.6%
12/31/05               1.50              -               -               0.75%               3.1%
12/31/04               1.46              -               -               0.75%              13.3%
12/31/03               1.28              -               -               0.75%              11.3%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.76              -           $   -               0.50%              -2.0%
12/31/06               1.80              -               -               0.50%              18.9%
12/31/05               1.51              -               -               0.50%               3.4%
12/31/04               1.46              -               -               0.50%              13.6%
12/31/03               1.29              -               -               0.50%              11.4%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.78              -           $   -               0.25%              -1.8%
12/31/06               1.81              -               -               0.25%              19.2%
12/31/05               1.52              -               -               0.25%               3.6%
12/31/04               1.47              -               -               0.25%              13.9%
12/31/03               1.29              -               -               0.25%              11.5%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.82              223         $   407             0.00%              -1.5%
12/31/06               1.85              182             336             0.00%              19.5%
12/31/05               1.55              -               -               0.00%               3.9%
12/31/04               1.49              -               -               0.00%              14.2%
12/31/03               1.31              -               -               0.00%              11.5%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
1.7%               1.7%               1.6%               8.1%               0.0%

                             AUL American Unit Trust
                                American Century
                         New Opportunities II (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $      362,391    $      331,652            41,443
Receivables: investments sold                     669    ==============    ==============
Payables: investments redeemed                    -
                                       --------------
Net assets                             $      363,060
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $      363,060           219,861    $         1.65
Band 100                                          -                  -               1.67
Band 75                                           -                  -               1.68
Band 50                                           -                  -               1.70
Band 25                                           -                  -               1.71
Band 0                                            -                  -               1.73
                                       --------------    --------------
Total                                  $      363,060           219,861
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             3,284
                                                                  --------------
   Net investment income (loss)                                           (3,284)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                7,907
   Realized gain distributions                                             3,168
   Net change in unrealized appreciation (depreciation)                   33,091
                                                                  --------------
   Net gain (loss)                                                        44,166
                                                                  --------------
Increase (decrease) in net assets from operations                 $       40,882
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (3,284)   $     (1,258)
   Net realized gain (loss)                                7,907           1,847
   Realized gain distributions                             3,168          14,274
   Net change in unrealized appreciation
      (depreciation)                                      33,091          (4,742)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         40,882          10,121
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              229,706         123,690
   Cost of units redeemed                                (78,464)        (25,327)
                                                    ------------    ------------
   Increase (decrease)                                   151,242          98,363
                                                    ------------    ------------
Net increase (decrease)                                  192,124         108,484
Net assets, beginning                                    170,936          62,452
                                                    ------------    ------------
Net assets, ending                                  $    363,060    $    170,936
                                                    ============    ============

Units sold                                               146,462          94,749
Units redeemed                                           (52,993)        (19,995)
                                                    ------------    ------------
Net increase (decrease)                                   93,469          74,754
Units outstanding, beginning                             126,392          51,638
                                                    ------------    ------------
Units outstanding, ending                                219,861         126,392
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    414,276
Cost of units redeemed                                                  (105,881)
Net investment income (loss)                                              (5,212)
Net realized gain (loss)                                                   9,831
Realized gain distributions                                               19,307
Net change in unrealized appreciation (depreciation)                      30,739
                                                                    ------------
                                                                    $    363,060
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.65              220         $   363             1.25%              22.1%
12/31/06               1.35              126             171             1.25%              11.8%
12/31/05               1.21               51              62             1.25%               3.4%
12/31/04               1.17               38              44             1.25%              17.0%
05/17/04               1.00              -               -               0.00%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.67              -           $   -               1.00%              22.4%
12/31/06               1.36              -               -               1.00%              12.1%
12/31/05               1.21              -               -               1.00%               3.5%
12/31/04               1.17              -               -               1.00%               0.0%
05/17/04               1.00              -               -               0.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.68              -           $   -               0.75%              22.7%
12/31/06               1.37              -               -               0.75%              12.4%
12/31/05               1.22              -               -               0.75%               3.8%
12/31/04               1.17              -               -               0.75%               0.0%
05/17/04               1.00              -               -               0.00%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.70              -           $   -               0.50%              23.0%
12/31/06               1.38              -               -               0.50%              12.7%
12/31/05               1.22              -               -               0.50%               4.0%
12/31/04               1.18              -               -               0.50%               0.0%
05/17/04               1.00              -               -               0.00%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.71              -           $   -               0.25%              23.3%
12/31/06               1.39              -               -               0.25%              13.0%
12/31/05               1.23              -               -               0.25%               4.3%
12/31/04               1.18              -               -               0.25%               0.0%
05/17/04               1.00              -               -               0.00%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.73              -           $   -               0.00%              23.6%
12/31/06               1.40              -               -               0.00%              13.2%
12/31/05               1.23              -               -               0.00%               4.6%
12/31/04               1.18              -               -               0.00%               0.0%
05/17/04               1.00              -               -               0.00%               0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006               2005               2004
0.0%               0.0%               0.0%               0.0%

                             AUL American Unit Trust
                                American Century
                              Real Estate (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $    1,368,858    $    1,787,938            44,509
Receivables: investments sold                  17,013    ==============    ==============
Payables: investments redeemed                    -
                                       --------------
Net assets                             $    1,385,871
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $    1,070,608           514,912    $         2.08
Band 100                                          -                  -               2.10
Band 75                                           -                  -               2.13
Band 50                                           -                  -               2.15
Band 25                                           -                  -               2.17
Band 0                                        315,263           142,257              2.22
                                       --------------    --------------
Total                                  $    1,385,871           657,169
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       38,193
   Mortality & expense charges                                            29,095
                                                                  --------------
   Net investment income (loss)                                            9,098
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (362,212)
   Realized gain distributions                                           368,840
   Net change in unrealized appreciation (depreciation)                 (508,156)
                                                                  --------------
   Net gain (loss)                                                      (501,528)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (492,430)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      9,098    $      8,426
   Net realized gain (loss)                             (362,212)         16,413
   Realized gain distributions                           368,840         218,856
   Net change in unrealized appreciation
      (depreciation)                                    (508,156)         93,933
                                                    ------------    ------------
Increase (decrease) in net assets from operations       (492,430)        337,628
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            2,478,141       1,884,687
   Cost of units redeemed                             (2,953,719)       (229,701)
                                                    ------------    ------------
   Increase (decrease)                                  (475,578)      1,654,986
                                                    ------------    ------------
Net increase (decrease)                                 (968,008)      1,992,614
Net assets, beginning                                  2,353,879         361,265
                                                    ------------    ------------
Net assets, ending                                  $  1,385,871    $  2,353,879
                                                    ============    ============

Units sold                                               991,057         848,284
Units redeemed                                        (1,268,577)       (104,746)
                                                    ------------    ------------
Net increase (decrease)                                 (277,520)        743,538
Units outstanding, beginning                             934,689         191,151
                                                    ------------    ------------
Units outstanding, ending                                657,169         934,689
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  4,742,710
Cost of units redeemed                                                (3,233,657)
Net investment income (loss)                                              21,596
Net realized gain (loss)                                                (344,107)
Realized gain distributions                                              618,409
Net change in unrealized appreciation (depreciation)                    (419,080)
                                                                    ------------
                                                                    $  1,385,871
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.08              515       $   1,071             1.25%             -17.0%
12/31/06               2.51              847           2,124             1.25%              32.6%
12/31/05               1.89              191             361             1.25%              14.5%
12/31/04               1.65               51              84             1.25%              27.9%
12/31/03               1.29              -               -               1.25%              27.7%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.10              -           $   -               1.00%             -16.8%
12/31/06               2.53              -               -               1.00%              32.9%
12/31/05               1.90              -               -               1.00%              14.4%
12/31/04               1.66              -               -               1.00%              28.5%
12/31/03               1.29              -               -               1.00%               6.7%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.13              -           $   -               0.75%             -16.6%
12/31/06               2.55              -               -               0.75%              33.3%
12/31/05               1.91              -               -               0.75%              14.6%
12/31/04               1.67              -               -               0.75%              28.8%
12/31/03               1.29              -               -               0.75%               6.7%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.15              -           $   -               0.50%             -16.4%
12/31/06               2.57              -               -               0.50%              33.6%
12/31/05               1.92              -               -               0.50%              14.9%
12/31/04               1.67              -               -               0.50%              29.2%
12/31/03               1.30              -               -               0.50%               6.8%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.17              -           $   -               0.25%             -16.2%
12/31/06               2.59              -               -               0.25%              33.9%
12/31/05               1.93              -               -               0.25%              15.2%
12/31/04               1.68              -               -               0.25%              29.5%
12/31/03               1.30              -               -               0.25%               6.9%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.22              142         $   315             0.00%             -16.0%
12/31/06               2.64               87             230             0.00%              34.3%
12/31/05               1.96              -               -               0.00%              15.5%
12/31/04               1.70              -               -               0.00%              29.7%
12/31/03               1.31              -               -               0.00%               6.9%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
2.0%               1.6%               2.3%               5.0%               0.0%

                             AUL American Unit Trust
                                American Century
                            Small Cap Value (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $      144,115    $      181,760            19,090
Receivables: investments sold                      28    ==============    ==============
Payables: investments redeemed                    -
                                       --------------
Net assets                             $      144,143
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $      144,143            74,618    $         1.93
Band 100                                          -                 -                1.95
Band 75                                           -                 -                1.97
Band 50                                           -                 -                1.99
Band 25                                           -                 -                2.02
Band 0                                            -                 -                2.05
                                       --------------    --------------
Total                                  $      144,143            74,618
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        1,129
   Mortality & expense charges                                             2,803
                                                                  --------------
   Net investment income (loss)                                           (1,674)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                8,907
   Realized gain distributions                                            27,651
   Net change in unrealized appreciation (depreciation)                  (25,810)
                                                                  --------------
   Net gain (loss)                                                        10,748
                                                                  --------------
Increase (decrease) in net assets from operations                 $        9,074
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (1,674)   $     (2,717)
   Net realized gain (loss)                                8,907           2,392
   Realized gain distributions                            27,651          45,593
   Net change in unrealized appreciation
      (depreciation)                                     (25,810)         (5,468)
                                                    ------------    ------------
Increase (decrease) in net assets from operations          9,074          39,800
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               69,073         142,851
   Cost of units redeemed                               (317,059)        (33,132)
                                                    ------------    ------------
   Increase (decrease)                                  (247,986)        109,719
                                                    ------------    ------------
Net increase (decrease)                                 (238,912)        149,519
Net assets, beginning                                    383,055         233,536
                                                    ------------    ------------
Net assets, ending                                  $    144,143    $    383,055
                                                    ============    ============

Units sold                                                33,650          76,095
Units redeemed                                          (148,946)        (18,009)
                                                    ------------    ------------
Net increase (decrease)                                 (115,296)         58,086
Units outstanding, beginning                             189,914         131,828
                                                    ------------    ------------
Units outstanding, ending                                 74,618         189,914
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    434,499
Cost of units redeemed                                                  (369,915)
Net investment income (loss)                                              (6,430)
Net realized gain (loss)                                                  12,092
Realized gain distributions                                              111,542
Net change in unrealized appreciation (depreciation)                     (37,645)
                                                                    ------------
                                                                    $    144,143
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.93               75         $   144             1.25%              -4.2%
12/31/06               2.02              190             383             1.25%              14.0%
12/31/05               1.77              132             234             1.25%               6.6%
12/31/04               1.66               79             131             1.25%               9.2%
12/31/03               1.52              -               -               1.25%              44.8%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.95              -           $   -               1.00%              -4.0%
12/31/06               2.03              -               -               1.00%              14.1%
12/31/05               1.78              -               -               1.00%               6.9%
12/31/04               1.67              -               -               1.00%              20.5%
12/31/03               1.38              -               -               1.00%              11.5%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.97              -           $   -               0.75%              -3.7%
12/31/06               2.05              -               -               0.75%              14.4%
12/31/05               1.79              -               -               0.75%               7.1%
12/31/04               1.67              -               -               0.75%              20.8%
12/31/03               1.38              -               -               0.75%              11.6%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.99              -           $   -               0.50%              -3.5%
12/31/06               2.07              -               -               0.50%              14.7%
12/31/05               1.80              -               -               0.50%               7.4%
12/31/04               1.68              -               -               0.50%              21.1%
12/31/03               1.39              -               -               0.50%              11.6%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.02              -           $   -               0.25%              -3.3%
12/31/06               2.08              -               -               0.25%              15.0%
12/31/05               1.81              -               -               0.25%               7.7%
12/31/04               1.68              -               -               0.25%              21.4%
12/31/03               1.39              -               -               0.25%              11.7%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.05              -           $   -               0.00%              -3.0%
12/31/06               2.11              -               -               0.00%              15.3%
12/31/05               1.83              -               -               0.00%               7.9%
12/31/04               1.70              -               -               0.00%              21.7%
12/31/03               1.39              -               -               0.00%              11.8%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
0.4%               0.4%               0.4%               0.0%               0.0%

                             AUL American Unit Trust
                                American Century
                                 Vista (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $      639,537    $      666,644            30,598
Receivables: investments sold                   3,811    ==============    ==============
Payables: investments redeemed                     (1)
                                       --------------
Net assets                             $      643,347
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $      643,347           363,477    $         1.77
Band 100                                          -                  -               1.79
Band 75                                           -                  -               1.80
Band 50                                           -                  -               1.82
Band 25                                           -                  -               1.84
Band 0                                            -                  -               1.85
                                       --------------    --------------
Total                                  $      643,347           363,477
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                            17,528
                                                                  --------------
   Net investment income (loss)                                          (17,528)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              437,014
   Realized gain distributions                                            57,448
   Net change in unrealized appreciation (depreciation)                  (61,638)
                                                                  --------------
   Net gain (loss)                                                       432,824
                                                                  --------------
Increase (decrease) in net assets from operations                 $      415,296
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (17,528)   $    (10,075)
   Net realized gain (loss)                              437,014          19,132
   Realized gain distributions                            57,448           7,678
   Net change in unrealized appreciation
      (depreciation)                                     (61,638)         19,957
                                                    ------------    ------------
Increase (decrease) in net assets from operations        415,296          36,692
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,165,621       1,569,606
   Cost of units redeemed                             (1,929,577)       (776,422)
                                                    ------------    ------------
   Increase (decrease)                                  (763,956)        793,184
                                                    ------------    ------------
Net increase (decrease)                                 (348,660)        829,876
Net assets, beginning                                    992,007         162,131
                                                    ------------    ------------
Net assets, ending                                  $    643,347    $    992,007
                                                    ============    ============

Units sold                                               764,725       1,265,675
Units redeemed                                        (1,167,002)       (634,470)
                                                    ------------    ------------
Net increase (decrease)                                 (402,277)        631,205
Units outstanding, beginning                             765,754         134,549
                                                    ------------    ------------
Units outstanding, ending                                363,477         765,754
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  2,900,435
Cost of units redeemed                                                (2,722,740)
Net investment income (loss)                                             (28,873)
Net realized gain (loss)                                                 456,506
Realized gain distributions                                               65,126
Net change in unrealized appreciation (depreciation)                     (27,107)
                                                                    ------------
                                                                    $    643,347
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.77              363         $   643             1.25%              36.6%
12/31/06               1.30              766             992             1.25%               7.1%
12/31/05               1.21              134             162             1.25%               8.0%
12/31/04               1.12               37              41             1.25%              12.0%
05/17/04               1.00              -               -               0.00%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.79              -           $   -               1.00%              37.0%
12/31/06               1.30              -               -               1.00%               7.8%
12/31/05               1.21              -               -               1.00%               7.5%
12/31/04               1.13              -               -               1.00%               0.0%
05/17/04               1.00              -               -               0.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.80              -           $   -               0.75%              37.3%
12/31/06               1.31              -               -               0.75%               8.0%
12/31/05               1.21              -               -               0.75%               7.7%
12/31/04               1.13              -               -               0.75%               0.0%
05/17/04               1.00              -               -               0.00%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.82              -           $   -               0.50%              37.7%
12/31/06               1.32              -               -               0.50%               8.3%
12/31/05               1.22              -               -               0.50%               8.0%
12/31/04               1.13              -               -               0.50%               0.0%
05/17/04               1.00              -               -               0.00%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.84              -           $   -               0.25%              38.0%
12/31/06               1.33              -               -               0.25%               8.6%
12/31/05               1.22              -               -               0.25%               8.3%
12/31/04               1.13              -               -               0.25%               0.0%
05/17/04               1.00              -               -               0.00%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.85              -           $   -               0.00%              38.4%
12/31/06               1.34              -               -               0.00%               8.8%
12/31/05               1.23              -               -               0.00%               8.5%
12/31/04               1.13              -               -               0.00%               0.0%
05/17/04               1.00              -               -               0.00%               0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006               2005               2004
0.0%               0.0%               0.0%               0.0%

                             AUL American Unit Trust
                                American Century
                                 Ultra (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $      447,502    $      514,028            18,408
Receivables: investments sold                      32    ==============    ==============
Payables: investments redeemed                   (250)
                                       --------------
Net assets                             $      447,284
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $      447,284           295,358    $         1.51
Band 100                                          -                  -               1.53
Band 75                                           -                  -               1.55
Band 50                                           -                  -               1.56
Band 25                                           -                  -               1.58
Band 0                                            -                  -               1.61
                                       --------------    --------------
Total                                  $      447,284           295,358
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             5,618
                                                                  --------------
   Net investment income (loss)                                           (5,618)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (948)
   Realized gain distributions                                           109,813
   Net change in unrealized appreciation (depreciation)                  (22,479)
                                                                  --------------
   Net gain (loss)                                                        86,386
                                                                  --------------
Increase (decrease) in net assets from operations                 $       80,768
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (5,618)   $     (6,980)
   Net realized gain (loss)                                 (948)            351
   Realized gain distributions                           109,813          34,850
   Net change in unrealized appreciation
      (depreciation)                                     (22,479)        (61,790)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         80,768         (33,569)
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              (31,547)        272,668
   Cost of units redeemed                                (97,207)       (265,513)
                                                    ------------    ------------
   Increase (decrease)                                  (128,754)          7,155
                                                    ------------    ------------
Net increase (decrease)                                  (47,986)        (26,414)
Net assets, beginning                                    495,270         521,684
                                                    ------------    ------------
Net assets, ending                                  $    447,284    $    495,270
                                                    ============    ============

Units sold                                                31,935         223,839
Units redeemed                                          (129,002)       (225,434)
                                                    ------------    ------------
Net increase (decrease)                                  (97,067)         (1,595)
Units outstanding, beginning                             392,425         394,020
                                                    ------------    ------------
Units outstanding, ending                                295,358         392,425
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    787,506
Cost of units redeemed                                                  (403,826)
Net investment income (loss)                                             (15,318)
Net realized gain (loss)                                                     785
Realized gain distributions                                              144,663
Net change in unrealized appreciation (depreciation)                     (66,526)
                                                                    ------------
                                                                    $    447,284
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.51              295         $   447             1.25%              19.8%
12/31/06               1.26              392             495             1.25%              -3.9%
12/31/05               1.32              397             522             1.25%              -0.4%
12/31/04               1.32               39              52             1.25%               9.1%
12/31/03               1.21              -               -               1.25%              18.6%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.53              -           $   -               1.00%              20.5%
12/31/06               1.27              -               -               1.00%              -4.1%
12/31/05               1.32              -               -               1.00%               0.0%
12/31/04               1.32              -               -               1.00%               9.6%
12/31/03               1.21              -               -               1.00%               6.3%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.55              -           $   -               0.75%              20.9%
12/31/06               1.28              -               -               0.75%              -4.2%
12/31/05               1.34              -               -               0.75%               0.6%
12/31/04               1.33              -               -               0.75%               9.9%
12/31/03               1.21              -               -               0.75%               6.3%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.56              -           $   -               0.50%              21.2%
12/31/06               1.29              -               -               0.50%              -4.4%
12/31/05               1.35              -               -               0.50%               1.3%
12/31/04               1.33              -               -               0.50%              10.1%
12/31/03               1.21              -               -               0.50%               6.4%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.58              -           $   -               0.25%              21.1%
12/31/06               1.31              -               -               0.25%              -4.7%
12/31/05               1.37              -               -               0.25%               2.5%
12/31/04               1.34              -               -               0.25%              10.4%
12/31/03               1.21              -               -               0.25%               6.5%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.61              -           $   -               0.00%              21.3%
12/31/06               1.32              -               -               0.00%              -5.0%
12/31/05               1.39              -               -               0.00%               3.4%
12/31/04               1.35              -               -               0.00%              10.7%
12/31/03               1.22              -               -               0.00%               6.5%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006               2005               2004
0.0%               0.0%               0.0%               0.0%

                             AUL American Unit Trust
                                American Century
                           Emerging Markets (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $      103,697    $       95,811             9,093
Receivables: investments sold                       2    ==============    ==============
Payables: investments redeemed                 (1,316)
                                       --------------
Net assets                             $      102,383
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $       28,974            17,960    $         1.61
Band 100                                          -                 -                1.62
Band 75                                           -                 -                1.62
Band 50                                           -                 -                1.63
Band 25                                           -                 -                1.63
Band 0                                         73,409            44,834              1.64
                                       --------------    --------------
Total                                  $      102,383            62,794
                                       ==============    ==============


--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          618
   Mortality & expense charges                                               135
                                                                  --------------
   Net investment income (loss)                                              483
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                6,083
   Realized gain distributions                                             9,779
   Net change in unrealized appreciation (depreciation)                    7,886
                                                                  --------------
   Net gain (loss)                                                        23,748
                                                                  --------------
Increase (decrease) in net assets from operations                 $       24,231
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                      Year ended   from 10/23/06
                                                      12/31/2007     to 12/31/06
                                                    ------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        483             -
   Net realized gain (loss)                                6,083             -
   Realized gain distributions                             9,779             -
   Net change in unrealized appreciation
      (depreciation)                                       7,886             -
                                                    ------------    ------------
Increase (decrease) in net assets from operations         24,231             -
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              210,998             -
   Cost of units redeemed                               (132,846)            -
                                                    ------------    ------------
   Increase (decrease)                                    78,152             -
                                                    ------------    ------------
Net increase (decrease)                                  102,383             -
Net assets, beginning                                        -               -
                                                    ------------    ------------
Net assets, ending                                  $    102,383             -
                                                    ============    ============

Units sold                                               164,282             -
Units redeemed                                          (101,488)            -
                                                    ------------    ------------
Net increase (decrease)                                   62,794             -
Units outstanding, beginning                                 -               -
                                                    ------------    ------------
Units outstanding, ending                                 62,794             -
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    210,998
Cost of units redeemed                                                  (132,846)
Net investment income (loss)                                                 483
Net realized gain (loss)                                                   6,083
Realized gain distributions                                                9,779
Net change in unrealized appreciation (depreciation)                       7,886
                                                                    ------------
                                                                    $    102,383
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.61               18         $    29             1.25%              41.5%
12/31/06               1.14              -               -               1.25%              14.0%
10/23/06               1.00              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.62              -           $   -               1.00%              41.8%
12/31/06               1.14              -               -               1.00%              14.1%
10/23/06               1.00              -               -               1.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.62              -           $   -               0.75%              42.2%
12/31/06               1.14              -               -               0.75%              14.1%
10/23/06               1.00              -               -               0.75%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.63              -           $   -               0.50%              42.5%
12/31/06               1.14              -               -               0.50%              14.2%
10/23/06               1.00              -               -               0.50%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.63              -           $   -               0.25%              42.9%
12/31/06               1.14              -               -               0.25%              14.3%
10/23/06               1.00              -               -               0.25%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.64               45         $    73             0.00%              43.2%
12/31/06               1.14              -               -               0.00%              14.3%
10/23/06               1.00              -               -               0.00%               0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006
1.2%               0.0%

                             AUL American Unit Trust
                                American Century
                         International Growth (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $      337,440    $      318,801           121,132
Receivables: investments sold                     -      ==============    ==============
Payables: investments redeemed                    (69)
                                       --------------
Net assets                             $      337,371
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $      337,371           141,843    $         2.38
Band 100                                          -                  -               2.40
Band 75                                           -                  -               2.43
Band 50                                           -                  -               2.46
Band 25                                           -                  -               2.48
Band 0                                            -                  -               2.52
                                       --------------    --------------
Total                                  $      337,371           141,843
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        1,136
   Mortality & expense charges                                             3,260
                                                                  --------------
   Net investment income (loss)                                           (2,124)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               10,224
   Realized gain distributions                                            17,088
   Net change in unrealized appreciation (depreciation)                   14,220
                                                                  --------------
   Net gain (loss)                                                        41,532
                                                                  --------------
Increase (decrease) in net assets from operations                 $       39,408
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (2,124)   $        255
   Net realized gain (loss)                               10,224             384
   Realized gain distributions                            17,088             -
   Net change in unrealized appreciation
      (depreciation)                                      14,220           4,419
                                                    ------------    ------------
Increase (decrease) in net assets from operations         39,408           5,058
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              255,003          92,746
   Cost of units redeemed                                (52,531)         (2,313)
                                                    ------------    ------------
   Increase (decrease)                                   202,472          90,433
                                                    ------------    ------------
Net increase (decrease)                                  241,880          95,491
Net assets, beginning                                     95,491             -
                                                    ------------    ------------
Net assets, ending                                  $    337,371    $     95,491
                                                    ============    ============

Units sold                                               119,449          47,501
Units redeemed                                           (23,953)         (1,154)
                                                    ------------    ------------
Net increase (decrease)                                   95,496          46,347
Units outstanding, beginning                              46,347             -
                                                    ------------    ------------
Units outstanding, ending                                141,843          46,347
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    347,749
Cost of units redeemed                                                   (54,844)
Net investment income (loss)                                              (1,869)
Net realized gain (loss)                                                  10,608
Realized gain distributions                                               17,088
Net change in unrealized appreciation (depreciation)                      18,639
                                                                    ------------
                                                                    $    337,371
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.38              142         $   337             1.25%              15.4%
12/31/06               2.06               46              95             1.25%              23.4%
12/31/05               1.67              -               -               1.25%              11.3%
12/31/04               1.50              -               -               1.25%              14.5%
12/31/03               1.31              -               -               1.25%              31.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.40              -           $   -               1.00%              15.7%
12/31/06               2.08              -               -               1.00%              23.5%
12/31/05               1.68              -               -               1.00%              11.7%
12/31/04               1.51              -               -               1.00%              14.2%
12/31/03               1.32              -               -               1.00%              10.4%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.43              -           $   -               0.75%              16.0%
12/31/06               2.09              -               -               0.75%              23.8%
12/31/05               1.69              -               -               0.75%              12.0%
12/31/04               1.51              -               -               0.75%              14.4%
12/31/03               1.32              -               -               0.75%              10.5%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.46              -           $   -               0.50%              16.3%
12/31/06               2.11              -               -               0.50%              24.1%
12/31/05               1.70              -               -               0.50%              12.2%
12/31/04               1.52              -               -               0.50%              14.7%
12/31/03               1.32              -               -               0.50%              10.6%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.48              -           $   -               0.25%              16.6%
12/31/06               2.13              -               -               0.25%              24.4%
12/31/05               1.71              -               -               0.25%              12.5%
12/31/04               1.52              -               -               0.25%              15.0%
12/31/03               1.32              -               -               0.25%              10.6%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   2.52              -           $   -               0.00%              16.9%
12/31/06               2.16              -               -               0.00%              24.7%
12/31/05               1.73              -               -               0.00%              12.8%
12/31/04               1.53              -               -               0.00%              15.3%
12/31/03               1.33              -               -               0.00%              10.7%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006               2005
0.5%               0.9%               0.0%

                             AUL American Unit Trust
                                American Century
                                Select (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $      112,642    $      105,784             2,763
Receivables: investments sold                     -      ==============    ==============
Payables: investments redeemed                    (14)
                                       --------------
Net assets                             $      112,628
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $      112,628            89,918    $         1.25
Band 100                                          -                 -                1.26
Band 75                                           -                 -                1.28
Band 50                                           -                 -                1.29
Band 25                                           -                 -                1.30
Band 0                                            -                 -                1.31
                                       --------------    --------------
Total                                  $      112,628            89,918
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                 $         -
   Mortality & expense charges                                             1,096
                                                                  --------------
   Net investment income (loss)                                           (1,096)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  896
   Realized gain distributions                                             8,428
   Net change in unrealized appreciation (depreciation)                    7,683
                                                                  --------------
   Net gain (loss)                                                        17,007
                                                                  --------------
Increase (decrease) in net assets from operations                  $      15,911
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2007      12/31/2006
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (1,096) $          657
   Net realized gain (loss)                                  896             -
   Realized gain distributions                             8,428             -
   Net change in unrealized appreciation
      (depreciation)                                       7,683            (825)
                                                    ------------    ------------
Increase (decrease) in net assets from operations         15,911            (168)
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               63,677          39,609
   Cost of units redeemed                                 (6,401)            -
                                                    ------------    ------------
   Increase (decrease)                                    57,276          39,609
                                                    ------------    ------------
Net increase (decrease)                                   73,187          39,441
Net assets, beginning                                     39,441             -
                                                    ------------    ------------
Net assets, ending                                  $    112,628    $     39,441
                                                    ============    ============

Units sold                                                48,853          47,501
Units redeemed                                            (5,282)         (1,154)
                                                    ------------    ------------
Net increase (decrease)                                   43,571          46,347
Units outstanding, beginning                              46,347             -
                                                    ------------    ------------
Units outstanding, ending                                 89,918          46,347
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    103,286
Cost of units redeemed                                                    (6,401)
Net investment income (loss)                                                (439)
Net realized gain (loss)                                                     896
Realized gain distributions                                                8,428
Net change in unrealized appreciation (depreciation)                       6,858
                                                                    ------------
                                                                    $    112,628
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.25               90         $   113             1.25%             -39.2%
12/31/06               2.06               46              95             1.25%              23.4%
12/31/05               1.67              -               -               1.25%              11.3%
12/31/04               1.50              -               -               1.25%              14.5%
12/31/03               1.31              -               -               1.25%              31.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.26              -           $   -               1.00%             -39.1%
12/31/06               2.08              -               -               1.00%              23.5%
12/31/05               1.68              -               -               1.00%              11.7%
12/31/04               1.51              -               -               1.00%              14.2%
12/31/03               1.32              -               -               1.00%              10.4%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.28              -           $   -               0.75%             -39.1%
12/31/06               2.09              -               -               0.75%              23.8%
12/31/05               1.69              -               -               0.75%              12.0%
12/31/04               1.51              -               -               0.75%              14.4%
12/31/03               1.32              -               -               0.75%              10.5%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.29              -           $   -               0.50%             -39.0%
12/31/06               2.11              -               -               0.50%              24.1%
12/31/05               1.70              -               -               0.50%              12.2%
12/31/04               1.52              -               -               0.50%              14.7%
12/31/03               1.32              -               -               0.50%              10.6%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.30              -           $   -               0.25%             -39.0%
12/31/06               2.13              -               -               0.25%              24.4%
12/31/05               1.71              -               -               0.25%              12.5%
12/31/04               1.52              -               -               0.25%              15.0%
12/31/03               1.32              -               -               0.25%              10.6%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.31              -           $   -               0.00%             -39.3%
12/31/06               2.16              -               -               0.00%              24.7%
12/31/05               1.73              -               -               0.00%              12.8%
12/31/04               1.53              -               -               0.00%              15.3%
12/31/03               1.33              -               -               0.00%              10.7%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006               2005
0.0%               0.9%               0.0%

                             AUL American Unit Trust
                                American Century
                          Real Estate (Investor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $      939,368    $      948,577            65,408
Receivables: investments sold                   2,483    ==============    ==============
Payables: investments redeemed                    -
                                       --------------
Net assets                             $      941,851
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $      941,851         1,106,259    $         0.85
Band 100                                          -                 -                0.85
Band 75                                           -                 -                0.85
Band 50                                           -                 -                0.86
Band 25                                           -                 -                0.86
Band 0                                            -                 -                0.86
                                       --------------    --------------
Total                                  $      941,851         1,106,259
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        8,556
   Mortality & expense charges                                               546
                                                                  --------------
   Net investment income (loss)                                            8,010
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    3
   Realized gain distributions                                                 7
   Net change in unrealized appreciation (depreciation)                   (9,209)
                                                                  --------------
   Net gain (loss)                                                        (9,199)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (1,189)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 5/24/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $        8,010
   Net realized gain (loss)                                                    3
   Realized gain distributions                                                 7
   Net change in unrealized appreciation
      (depreciation)                                                      (9,209)
                                                                  --------------
Increase (decrease) in net assets from operations                         (1,189)
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                              946,077
   Cost of units redeemed                                                 (3,037)
                                                                  --------------
   Increase (decrease)                                                   943,040
                                                                  --------------
Net increase (decrease)                                                  941,851
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $      941,851
                                                                  ==============

Units sold                                                             1,109,829
Units redeemed                                                            (3,570)
                                                                  --------------
Net increase (decrease)                                                1,106,259
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                              1,106,259
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    946,077
Cost of units redeemed                                                    (3,037)
Net investment income (loss)                                               8,010
Net realized gain (loss)                                                       3
Realized gain distributions                                                    7
Net change in unrealized appreciation (depreciation)                      (9,209)
                                                                    ------------
                                                                    $    941,851
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   0.85            1,106         $   942             1.25%             -14.9%
05/24/07               1.00              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   0.85              -           $   -               1.00%             -14.7%
05/24/07               1.00              -               -               1.25%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   0.85              -           $   -               0.75%             -14.6%
05/24/07               1.00              -               -               1.25%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   0.86              -           $   -               0.50%             -14.5%
05/24/07               1.00              -               -               1.25%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   0.86              -           $   -               0.25%             -14.3%
05/24/07               1.00              -               -               1.25%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   0.86              -           $   -               0.00%             -14.2%
05/24/07               1.00              -               -               1.25%               0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

                                      2007
                                      1.8%

                             AUL American Unit Trust
                                American Century
                             Vista (Investor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $    1,366,668    $    1,470,561            63,567
Receivables: investments sold                   4,467    ==============    ==============
Payables: investments redeemed                     (1)
                                       --------------
Net assets                             $    1,371,134
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $    1,371,134         1,149,784    $         1.19
Band 100                                          -                 -                1.19
Band 75                                           -                 -                1.20
Band 50                                           -                 -                1.20
Band 25                                           -                 -                1.20
Band 0                                            -                 -                1.20
                                       --------------    --------------
Total                                  $    1,371,134         1,149,784
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               817
                                                                  --------------
   Net investment income (loss)                                             (817)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (21,765)
   Realized gain distributions                                           135,508
   Net change in unrealized appreciation (depreciation)                 (103,893)
                                                                  --------------
   Net gain (loss)                                                         9,850
                                                                  --------------
Increase (decrease) in net assets from operations                 $        9,033
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 5/24/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $         (817)
   Net realized gain (loss)                                              (21,765)
   Realized gain distributions                                           135,508
   Net change in unrealized appreciation
      (depreciation)                                                    (103,893)
                                                                  --------------
Increase (decrease) in net assets from operations                          9,033
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                            1,547,103
   Cost of units redeemed                                               (185,002)
                                                                  --------------
   Increase (decrease)                                                 1,362,101
                                                                  --------------
Net increase (decrease)                                                1,371,134
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $    1,371,134
                                                                  ==============

Units sold                                                             1,310,175
Units redeemed                                                          (160,391)
                                                                  --------------
Net increase (decrease)                                                1,149,784
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                              1,149,784
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,547,103
Cost of units redeemed                                                  (185,002)
Net investment income (loss)                                                (817)
Net realized gain (loss)                                                 (21,765)
Realized gain distributions                                              135,508
Net change in unrealized appreciation (depreciation)                    (103,893)
                                                                    ------------
                                                                    $  1,371,134
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.19            1,150       $   1,371             1.25%              19.3%
05/24/07               1.00              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.19              -           $   -               1.00%              19.4%
05/24/07               1.00              -               -               1.25%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.20              -           $   -               0.75%              19.6%
05/24/07               1.00              -               -               1.25%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.20              -           $   -               0.50%              19.8%
05/24/07               1.00              -               -               1.25%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.20              -           $   -               0.25%              20.0%
05/24/07               1.00              -               -               1.25%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   1.20              -           $   -               0.00%              20.2%
05/24/07               1.00              -               -               1.25%               0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

                                      2007
                                      0.0%

                             AUL American Unit Trust
                                American Century
                    International Discovery (Investor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $          -      $          -                 -
Receivables: investments sold                     -      ==============    ==============
Payables: investments redeemed                    -
                                       --------------
Net assets                             $          -
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $          -                 -      $         0.96
Band 100                                          -                 -                0.96
Band 75                                           -                 -                0.96
Band 50                                           -                 -                0.96
Band 25                                           -                 -                0.96
Band 0                                            -                 -                0.96
                                       --------------    --------------
Total                                  $          -                 -
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   0.96              -           $   -               1.25%              -4.1%
11/12/07               1.00              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   0.96              -           $   -               1.00%              -4.0%
11/12/07               1.00              -               -               1.25%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   0.96              -           $   -               0.75%              -4.0%
11/12/07               1.00              -               -               1.25%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   0.96              -           $   -               0.50%              -4.0%
11/12/07               1.00              -               -               1.25%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   0.96              -           $   -               0.25%              -3.9%
11/12/07               1.00              -               -               1.25%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   0.96              -           $   -               0.00%              -3.9%
11/12/07               1.00              -               -               1.25%               0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

                                      2007
                                      0.0%

                             AUL American Unit Trust
                                American Century
                     International Discovery (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                          Investments           Cost of       Mutual Fund
                                             at Value       Investments            Shares
                                       --------------    --------------    --------------
Investments                            $          -      $          -                 -
Receivables: investments sold                     -      ==============    ==============
Payables: investments redeemed                    -
                                       --------------
Net assets                             $          -
                                       ==============

                                                                  Units      Accumulation
                                           Net Assets       Outstanding        Unit Value
                                       --------------    --------------    --------------
Band 125                               $          -                 -      $         0.96
Band 100                                          -                 -                0.96
Band 75                                           -                 -                0.96
Band 50                                           -                 -                0.96
Band 25                                           -                 -                0.96
Band 0                                            -                 -                0.96
                                       --------------    --------------
Total                                  $          -                 -
                                       ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   0.96              -           $   -               1.25%              -4.0%
11/12/07               1.00              -               -               1.25%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   0.96              -           $   -               1.00%              -4.0%
11/12/07               1.00              -               -               1.25%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   0.96              -           $   -               0.75%              -4.0%
11/12/07               1.00              -               -               1.25%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   0.96              -           $   -               0.50%              -4.0%
11/12/07               1.00              -               -               1.25%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   0.96              -           $   -               0.25%              -3.9%
11/12/07               1.00              -               -               1.25%               0.0%

                                              BAND 0
-------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07           $   0.96              -           $   -               0.00%              -3.9%
11/12/07               1.00              -               -               1.25%               0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

                                      2007
                                      0.0%

                             AUL American Unit Trust
                                      Alger
                                 American Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   69,012,536    $   42,546,540         1,400,338
Receivables: investments sold                  1,044    ==============    ==============
Payables: investments redeemed               (12,468)
                                      --------------
Net assets                            $   69,001,112
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $   69,001,112        22,234,403    $         3.10
Band 100                                         -                 -                3.14
Band 75                                          -                 -                3.17
Band 50                                          -                 -                3.20
Band 25                                          -                 -                3.24
Band 0                                           -                 -                3.64
                                      --------------    --------------
Total                                 $   69,001,112        22,234,403
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      236,498
   Mortality & expense charges                                           862,313
                                                                  --------------
   Net investment income (loss)                                         (625,815)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                            3,508,055
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                8,790,620
                                                                  --------------
   Net gain (loss)                                                    12,298,675
                                                                  --------------
Increase (decrease) in net assets from operations                 $   11,672,860
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended        Year ended
                                                        12/31/2007        12/31/2006
                                                    --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     (625,815)   $     (864,896)
   Net realized gain (loss)                              3,508,055        (4,675,933)
   Realized gain distributions                                 -                 -
   Net change in unrealized appreciation
      (depreciation)                                     8,790,620         8,265,422
                                                    --------------    --------------
Increase (decrease) in net assets from operations       11,672,860         2,724,593
                                                    --------------    --------------
Contract owner transactions:
   Proceeds from units sold                              2,190,505        12,252,547
   Cost of units redeemed                              (16,332,877)      (33,055,398)
                                                    --------------    --------------
   Increase (decrease)                                 (14,142,372)      (20,802,851)
                                                    --------------    --------------
Net increase (decrease)                                 (2,469,512)      (18,078,258)
Net assets, beginning                                   71,470,624        89,548,882
                                                    --------------    --------------
Net assets, ending                                  $   69,001,112    $   71,470,624
                                                    ==============    ==============

Units sold                                               2,975,107         5,739,918
Units redeemed                                          (8,018,437)      (13,955,362)
                                                    --------------    --------------
Net increase (decrease)                                 (5,043,330)       (8,215,444)
Units outstanding, beginning                            27,277,733        35,493,177
                                                    --------------    --------------
Units outstanding, ending                               22,234,403        27,277,733
                                                    ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 308,829,751
Cost of units redeemed                                              (262,848,321)
Net investment income (loss)                                          13,354,314
Net realized gain (loss)                                             (27,132,426)
Realized gain distributions                                           10,331,798
Net change in unrealized appreciation (depreciation)                  26,465,996
                                                                   -------------
                                                                   $  69,001,112
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  3.10           22,234       $  69,001             1.25%              18.4%
12/31/06               2.62           27,278          71,470             1.25%               4.0%
12/31/05               2.52           35,535          89,549             1.25%              10.5%
12/31/04               2.28           37,870          86,343             1.25%               4.1%
12/31/03               2.19           38,775          84,917             1.25%              33.5%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  3.14              -         $     -               1.00%              18.7%
12/31/06               2.64              -               -               1.00%               4.1%
12/31/05               2.54              -               -               1.00%              10.7%
12/31/04               2.29              -               -               1.00%               4.7%
12/31/03               2.19              -               -               1.00%               9.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  3.17              -         $     -               0.75%              19.0%
12/31/06               2.66              -               -               0.75%               4.4%
12/31/05               2.55              -               -               0.75%              10.9%
12/31/04               2.30              -               -               0.75%               4.9%
12/31/03               2.19              -               -               0.75%               9.1%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  3.20              -         $     -               0.50%              19.3%
12/31/06               2.68              -               -               0.50%               4.6%
12/31/05               2.57              -               -               0.50%              11.2%
12/31/04               2.31              -               -               0.50%               5.2%
12/31/03               2.19              -               -               0.50%               9.2%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  3.24              -         $     -               0.25%              19.6%
12/31/06               2.71              -               -               0.25%               4.9%
12/31/05               2.58              -               -               0.25%              11.5%
12/31/04               2.31              -               -               0.25%               5.5%
12/31/03               2.19              -               -               0.25%               9.2%

                                             BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  3.64              -         $     -               0.00%              19.9%
12/31/06               3.03              -               -               0.00%               5.1%
12/31/05               2.89              -               -               0.00%              11.8%
12/31/04               2.58              -               -               0.00%               5.7%
12/31/03               2.44              -               -               0.00%               9.4%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
0.3%       0.1%       0.2%       0.0%       0.0%

                             AUL American Unit Trust
                                      Alger
                                American Balanced

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    1,990,707    $    1,856,628           136,902
Receivables: investments sold                  9,459    ==============    ==============
Payables: investments redeemed                    (1)
                                      --------------
Net assets                            $    2,000,165
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    2,000,165         1,798,815    $         1.11
Band 100                                         -                 -                1.12
Band 75                                          -                 -                1.14
Band 50                                          -                 -                1.15
Band 25                                          -                 -                1.16
Band 0                                           -                 -                1.23
                                      --------------    --------------
Total                                 $    2,000,165         1,798,815
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       43,897
   Mortality & expense charges                                            28,101
                                                                  --------------
   Net investment income (loss)                                           15,796
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              128,518
   Realized gain distributions                                           120,490
   Net change in unrealized appreciation (depreciation)                  (29,292)
                                                                  --------------
   Net gain (loss)                                                       219,716
                                                                  --------------
Increase (decrease) in net assets from operations                 $      235,512
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended        Year ended
                                                        12/31/2007        12/31/2006
                                                    --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       15,796    $        5,185
   Net realized gain (loss)                                128,518           444,858
   Realized gain distributions                             120,490           161,084
   Net change in unrealized appreciation
      (depreciation)                                       (29,292)         (518,992)
                                                    --------------    --------------
Increase (decrease) in net assets from operations          235,512            92,135
                                                    --------------    --------------
Contract owner transactions:
   Proceeds from units sold                                139,466           681,382
   Cost of units redeemed                               (1,092,067)       (3,200,594)
                                                    --------------    --------------
   Increase (decrease)                                    (952,601)       (2,519,212)
                                                    --------------    --------------
Net increase (decrease)                                   (717,089)       (2,427,077)
Net assets, beginning                                    2,717,254         5,144,331
                                                    --------------    --------------
Net assets, ending                                  $    2,000,165    $    2,717,254
                                                    ==============    ==============

Units sold                                                 265,421           736,288
Units redeemed                                          (1,178,383)       (3,334,240)
                                                    --------------    --------------
Net increase (decrease)                                   (912,962)       (2,597,952)
Units outstanding, beginning                             2,711,777         5,309,729
                                                    --------------    --------------
Units outstanding, ending                                1,798,815         2,711,777
                                                    ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   8,254,279
Cost of units redeemed                                                (7,267,042)
Net investment income (loss)                                              83,938
Net realized gain (loss)                                                 493,702
Realized gain distributions                                              301,209
Net change in unrealized appreciation (depreciation)                     134,079
                                                                   -------------
                                                                   $   2,000,165
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.11            1,799       $   2,000             1.25%              11.2%
12/31/06               1.00            2,717           2,717             1.25%               3.1%
12/31/05               0.97            5,303           5,144             1.25%               7.8%
12/31/04               0.90            5,638           5,074             1.25%               2.3%
12/31/03               0.88            4,825           4,246             1.25%              17.3%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.12              -        $      -               1.00%              11.3%
12/31/06               1.01              -               -               1.00%               3.7%
12/31/05               0.97              -               -               1.00%               7.3%
12/31/04               0.91              -               -               1.00%               3.6%
12/31/03               0.88              -               -               1.00%               4.7%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.14              -        $      -               0.75%              11.4%
12/31/06               1.02              -               -               0.75%               4.1%
12/31/05               0.98              -               -               0.75%               7.5%
12/31/04               0.91              -               -               0.75%               3.9%
12/31/03               0.88              -               -               0.75%               4.8%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.15              -         $     -               0.50%              11.5%
12/31/06               1.03              -               -               0.50%               4.5%
12/31/05               0.99              -               -               0.50%               7.8%
12/31/04               0.91              -               -               0.50%               4.1%
12/31/03               0.88              -               -               0.50%               4.8%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.16              -         $     -               0.25%              11.6%
12/31/06               1.04              -               -               0.25%               5.0%
12/31/05               0.99              -               -               0.25%               8.1%
12/31/04               0.92              -               -               0.25%               4.4%
12/31/03               0.88              -               -               0.25%               4.9%

                                             BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.23              -         $     -               0.00%              12.4%
12/31/06               1.09              -               -               0.00%               4.7%
12/31/05               1.04              -               -               0.00%               8.3%
12/31/04               0.96              -               -               0.00%               4.6%
12/31/03               0.92              -               -               0.00%               4.9%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
1.9%       1.2%       1.7%       1.5%       2.0%

                             AUL American Unit Trust
                                      Alger
                            American Leveraged AllCap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    6,285,079    $    4,388,354           112,929
Receivables: investments sold                    -      ==============    ==============
Payables: investments redeemed               (29,231)
                                      --------------
Net assets                            $    6,255,848
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    6,255,848         7,111,480     $        0.88
Band 100                                         -                 -                0.89
Band 75                                          -                 -                0.90
Band 50                                          -                 -                0.91
Band 25                                          -                 -                0.92
Band 0                                           -                 -                0.97
                                      --------------    --------------
Total                                 $    6,255,848         7,111,480
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                            60,664
                                                                  --------------
   Net investment income (loss)                                          (60,664)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              290,379
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                1,091,136
                                                                  --------------
   Net gain (loss)                                                     1,381,515
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,320,851
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended        Year ended
                                                        12/31/2007        12/31/2006
                                                    --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      (60,664)   $      (38,723)
   Net realized gain (loss)                                290,379           326,497
   Realized gain distributions                                 -                 -
   Net change in unrealized appreciation
      (depreciation)                                     1,091,136           241,283
                                                    --------------    --------------
Increase (decrease) in net assets from operations        1,320,851           529,057
                                                    --------------    --------------
Contract owner transactions:
   Proceeds from units sold                              2,021,309         2,258,618
   Cost of units redeemed                                 (913,532)       (1,558,778)
                                                    --------------    --------------
   Increase (decrease)                                   1,107,777           699,840
                                                    --------------    --------------
Net increase (decrease)                                  2,428,628         1,228,897
Net assets, beginning                                    3,827,220         2,598,323
                                                    --------------    --------------
Net assets, ending                                  $    6,255,848    $    3,827,220
                                                    ==============    ==============

Units sold                                               2,581,610         4,050,433
Units redeemed                                          (1,208,113)       (2,900,283)
                                                    --------------    --------------
Net increase (decrease)                                  1,373,497         1,150,150
Units outstanding, beginning                             5,737,983         4,587,833
                                                    --------------    --------------
Units outstanding, ending                                7,111,480         5,737,983
                                                    ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   7,149,988
Cost of units redeemed                                                (3,173,683)
Net investment income (loss)                                            (167,792)
Net realized gain (loss)                                                 545,063
Realized gain distributions                                                5,547
Net change in unrealized appreciation (depreciation)                   1,896,725
                                                                   -------------
                                                                   $   6,255,848
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  0.88            7,111       $   6,256             1.25%              31.9%
12/31/06               0.67            5,737           3,827             1.25%              17.0%
12/31/05               0.57            4,558           2,598             1.25%              14.0%
12/31/04               0.50            3,816           1,908             1.25%               6.4%
12/31/03               0.47            3,017           1,418             1.25%              34.3%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  0.89              -         $     -               1.00%              32.7%
12/31/06               0.67              -               -               1.00%              17.5%
12/31/05               0.57              -               -               1.00%              13.0%
12/31/04               0.50              -               -               1.00%               7.5%
12/31/03               0.47              -               -               1.00%               6.3%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  0.90              -         $     -               0.75%              33.0%
12/31/06               0.68              -               -               0.75%              17.6%
12/31/05               0.57              -               -               0.75%              12.6%
12/31/04               0.51              -               -               0.75%               8.6%
12/31/03               0.47              -               -               0.75%               6.4%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  0.91              -         $     -               0.50%              33.4%
12/31/06               0.68              -               -               0.50%              18.2%
12/31/05               0.58              -               -               0.50%              13.5%
12/31/04               0.51              -               -               0.50%               8.0%
12/31/03               0.47              -               -               0.50%               6.5%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  0.92              -         $     -               0.25%              33.4%
12/31/06               0.69              -               -               0.25%              18.8%
12/31/05               0.58              -               -               0.25%              13.8%
12/31/04               0.51              -               -               0.25%               8.3%
12/31/03               0.47              -               -               0.25%               6.5%

                                             BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  0.97              -         $     -               0.00%              33.5%
12/31/06               0.73              -               -               0.00%              19.3%
12/31/05               0.61              -               -               0.00%              14.1%
12/31/04               0.53              -               -               0.00%               8.4%
12/31/03               0.49              -               -               0.00%               6.7%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
0.0%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                      Alger
                  Capital Appreciation Institutional (Class I)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      152,162    $      136,164             6,966
Receivables: investments sold                     54    ==============    ==============
Payables: investments redeemed                    -
                                      --------------
Net assets                            $      152,216
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      152,216           111,363    $         1.37
Band 100                                         -                 -                1.37
Band 75                                          -                 -                1.37
Band 50                                          -                 -                1.38
Band 25                                          -                 -                1.38
Band 0                                           -                 -                1.39
                                      --------------    --------------
Total                                 $      152,216           111,363
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               654
                                                                  --------------
   Net investment income (loss)                                             (654)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  136
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   15,998
                                                                  --------------
   Net gain (loss)                                                        16,134
                                                                  --------------
Increase (decrease) in net assets from operations                 $       15,480
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                        Year ended     from 10/23/06
                                                        12/31/2007     to 12/31/2006
                                                    --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $         (654)   $          -
   Net realized gain (loss)                                    136               -
   Realized gain distributions                                 -                 -
   Net change in unrealized appreciation
      (depreciation)                                        15,998               -
                                                    --------------    --------------
Increase (decrease) in net assets from operations           15,480               -
                                                    --------------    --------------
Contract owner transactions:
   Proceeds from units sold                                139,273               -
   Cost of units redeemed                                   (2,537)              -
                                                    --------------    --------------
   Increase (decrease)                                     136,736               -
                                                    --------------    --------------
Net increase (decrease)                                    152,216               -
Net assets, beginning                                          -                 -
                                                    --------------    --------------
Net assets, ending                                  $      152,216    $          -
                                                    ==============    ==============

Units sold                                                 113,353               -
Units redeemed                                              (1,990)              -
                                                    --------------    --------------
Net increase (decrease)                                    111,363               -
Units outstanding, beginning                                   -                 -
                                                    --------------    --------------
Units outstanding, ending                                  111,363               -
                                                    ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     139,273
Cost of units redeemed                                                    (2,537)
Net investment income (loss)                                                (654)
Net realized gain (loss)                                                     136
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      15,998
                                                                   -------------
                                                                   $     152,216
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.37              111       $     152             1.25%              30.2%
12/31/06               1.05              -               -               1.25%               5.0%
10/23/06               1.00              -               -               0.00%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.37              -         $     -               1.00%              30.6%
12/31/06               1.05              -               -               1.00%               5.0%
10/23/06               1.00              -               -               0.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.37              -         $     -               0.75%              31.0%
12/31/06               1.05              -               -               0.75%               5.0%
10/23/06               1.00              -               -               0.00%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.38              -         $     -               0.50%              31.3%
12/31/06               1.05              -               -               0.50%               5.0%
10/23/06               1.00              -               -               0.00%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.38              -         $     -               0.25%              31.7%
12/31/06               1.05              -               -               0.25%               5.0%
10/23/06               1.00              -               -               0.00%               0.0%

                                             BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.39              -         $     -               0.00%              32.1%
12/31/06               1.05              -               -               0.00%               5.0%
10/23/06               1.00              -               -               0.00%               0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                      Alger
                  Capital Appreciation Institutional (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       73,204    $       68,484             3,434
Receivables: investments sold                      5    ==============    ==============
Payables: investments redeemed                    (1)
                                      --------------
Net assets                            $       73,208
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $       73,208            53,880        $     1.36
Band 100                                         -                 -                1.36
Band 75                                          -                 -                1.37
Band 50                                          -                 -                1.37
Band 25                                          -                 -                1.37
Band 0                                           -                 -                1.38
                                      --------------    --------------
Total                                 $       73,208            53,880
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               258
                                                                  --------------
   Net investment income (loss)                                             (258)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  596
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    4,720
                                                                  --------------
   Net gain (loss)                                                         5,316
                                                                  --------------
Increase (decrease) in net assets from operations                 $        5,058
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                        Year ended     from 10/23/06
                                                        12/31/2007     to 12/31/2006
                                                    --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $         (258)   $          -
   Net realized gain (loss)                                    596               -
   Realized gain distributions                                 -                 -
   Net change in unrealized appreciation
      (depreciation)                                         4,720               -
                                                    --------------    --------------
Increase (decrease) in net assets from operations            5,058               -
                                                    --------------    --------------
Contract owner transactions:
   Proceeds from units sold                                 68,931               -
   Cost of units redeemed                                     (781)              -
                                                    --------------    --------------
   Increase (decrease)                                      68,150               -
                                                    --------------    --------------
Net increase (decrease)                                     73,208               -
Net assets, beginning                                          -                 -
                                                    --------------    --------------
Net assets, ending                                  $       73,208    $          -
                                                    ==============    ==============

Units sold                                                  54,674               -
Units redeemed                                                (794)              -
                                                    --------------    --------------
Net increase (decrease)                                     53,880               -
Units outstanding, beginning                                   -                 -
                                                    --------------    --------------
Units outstanding, ending                                   53,880               -
                                                    ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $      68,931
Cost of units redeemed                                                      (781)
Net investment income (loss)                                                (258)
Net realized gain (loss)                                                     596
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                       4,720
                                                                   -------------
                                                                   $      73,208
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.36              54        $      73             1.25%              29.4%
12/31/06               1.05              -                -              1.25%               5.0%
10/23/06               1.00              -                -              0.00%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.36              -         $      -              1.00%              29.8%
12/31/06               1.05              -                -              1.00%               5.0%
10/23/06               1.00              -                -              0.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.37              -         $      -              0.75%              30.2%
12/31/06               1.05              -                -              0.75%               5.0%
10/23/06               1.00              -                -              0.00%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.37              -         $      -              0.50%              30.6%
12/31/06               1.05              -                -              0.50%               5.0%
10/23/06               1.00              -                -              0.00%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.37              -         $      -              0.25%              30.9%
12/31/06               1.05              -                -              0.25%               5.0%
10/23/06               1.00              -                -              0.00%               0.0%

                                             BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.38              -         $      -              0.00%              31.3%
12/31/06               1.05              -                -              0.00%               5.0%
10/23/06               1.00              -                -              0.00%               0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                      Alger
                     SmallCap Growth Institutional (Class I)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      876,986    $      836,495            30,766
Receivables: investments sold                    145    ==============    ==============
Payables: investments redeemed                    (1)
                                      --------------
Net assets                            $      877,130
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      877,130           740,688    $         1.18
Band 100                                         -                 -                1.19
Band 75                                          -                 -                1.19
Band 50                                          -                 -                1.19
Band 25                                          -                 -                1.20
Band 0                                           -                 -                1.20
                                      --------------    --------------
Total                                 $      877,130           740,688
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             5,939
                                                                  --------------
   Net investment income (loss)                                           (5,939)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                6,707
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   40,491
                                                                  --------------
   Net gain (loss)                                                        47,198
                                                                  --------------
Increase (decrease) in net assets from operations                 $       41,259
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                        Year ended     from 10/23/06
                                                        12/31/2007     to 12/31/2006
                                                    --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       (5,939)   $          -
   Net realized gain (loss)                                  6,707               -
   Realized gain distributions                                 -                 -
   Net change in unrealized appreciation
      (depreciation)                                        40,491               -
                                                    --------------    --------------
Increase (decrease) in net assets from operations           41,259               -
                                                    --------------    --------------
Contract owner transactions:
   Proceeds from units sold                              1,422,966               -
   Cost of units redeemed                                 (587,095)              -
                                                    --------------    --------------
   Increase (decrease)                                     835,871               -
                                                    --------------    --------------
Net increase (decrease)                                    877,130               -
Net assets, beginning                                          -                 -
                                                    --------------    --------------
Net assets, ending                                  $      877,130    $          -
                                                    ==============    ==============

Units sold                                               1,202,304               -
Units redeemed                                            (461,616)              -
                                                    --------------    --------------
Net increase (decrease)                                    740,688               -
Units outstanding, beginning                                   -                 -
                                                    --------------    --------------
Units outstanding, ending                                  740,688               -
                                                    ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   1,422,966
Cost of units redeemed                                                  (587,095)
Net investment income (loss)                                              (5,939)
Net realized gain (loss)                                                   6,707
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      40,491
                                                                  --------------
                                                                   $     877,130
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.18              741       $     877             1.25%              13.9%
12/31/06               1.04              -               -               1.25%               4.0%
10/23/06               1.00              -               -               0.00%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.19              -         $     -               1.00%              14.4%
12/31/06               1.04              -               -               1.00%               3.9%
10/23/06               1.00              -               -               0.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.19              -         $     -               0.75%              14.7%
12/31/06               1.04              -               -               0.75%               3.9%
10/23/06               1.00              -               -               0.00%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.19              -         $     -               0.50%              14.9%
12/31/06               1.04              -               -               0.50%               4.0%
10/23/06               1.00              -               -               0.00%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.20              -         $     -               0.25%              15.2%
12/31/06               1.04              -               -               0.25%               4.0%
10/23/06               1.00              -               -               0.00%               0.0%

                                             BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.20              -         $     -               0.00%              15.5%
12/31/06               1.04              -               -               0.00%               4.0%
10/23/06               1.00              -               -               0.00%               0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                      Alger
                     SmallCap Growth Institutional (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      115,209    $      108,368             4,136
Receivables: investments sold                     61    ==============    ==============
Payables: investments redeemed                   -
                                      --------------
Net assets                            $      115,270
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      115,270            97,979    $         1.18
Band 100                                         -                 -                1.18
Band 75                                          -                 -                1.18
Band 50                                          -                 -                1.19
Band 25                                          -                 -                1.19
Band 0                                           -                 -                1.19
                                      --------------    --------------
Total                                 $      115,270            97,979
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               524
                                                                  --------------
   Net investment income (loss)                                             (524)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   15
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    6,841
                                                                  --------------
   Net gain (loss)                                                         6,856
                                                                  --------------
Increase (decrease) in net assets from operations                 $        6,332
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                        Year ended     from 10/23/06
                                                        12/31/2007     to 12/31/2006
                                                    --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $         (524)   $          -
   Net realized gain (loss)                                     15               -
   Realized gain distributions                                 -                 -
   Net change in unrealized appreciation
      (depreciation)                                         6,841               -
                                                    --------------    --------------
Increase (decrease) in net assets from operations            6,332               -
                                                    --------------    --------------
Contract owner transactions:
   Proceeds from units sold                                108,961               -
   Cost of units redeemed                                      (23)              -
                                                    --------------    --------------
   Increase (decrease)                                     108,938               -
                                                    --------------    --------------
Net increase (decrease)                                    115,270               -
Net assets, beginning                                          -                 -
                                                    --------------    --------------
Net assets, ending                                  $      115,270    $          -
                                                    ==============    ==============

Units sold                                                  97,998               -
Units redeemed                                                 (19)              -
                                                    --------------    --------------
Net increase (decrease)                                     97,979               -
Units outstanding, beginning                                   -                 -
                                                    --------------    --------------
Units outstanding, ending                                   97,979               -
                                                    ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     108,961
Cost of units redeemed                                                       (23)
Net investment income (loss)                                                (524)
Net realized gain (loss)                                                      15
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                       6,841
                                                                   -------------
                                                                   $     115,270
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.18              98        $     115             1.25%              13.5%
12/31/06               1.04              -               -               1.25%               3.7%
10/23/06               1.00              -               -               0.00%               0.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.18              -         $     -               1.00%              13.8%
12/31/06               1.04              -               -               1.00%               3.7%
10/23/06               1.00              -               -               0.00%               0.0%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.18              -         $     -               0.75%              14.1%
12/31/06               1.04              -               -               0.75%               3.8%
10/23/06               1.00              -               -               0.00%               0.0%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.19              -         $     -               0.50%              14.4%
12/31/06               1.04              -               -               0.50%               3.8%
10/23/06               1.00              -               -               0.00%               0.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.19              -         $     -               0.25%              14.6%
12/31/06               1.04              -               -               0.25%               3.9%
10/23/06               1.00              -               -               0.00%               0.0%

                                             BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.19              -         $     -               0.00%              14.9%
12/31/06               1.04              -               -               0.00%               3.9%
10/23/06               1.00              -               -               0.00%               0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                     Calvert
                              Social Mid-Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    6,797,433    $    5,848,045           222,763
Receivables: investments sold                  5,768    ==============    ==============
Payables: investments redeemed                   (25)
                                      --------------
Net assets                            $    6,803,176
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    6,803,176         2,831,178    $         2.40
Band 100                                         -                 -                2.43
Band 75                                          -                 -                2.45
Band 50                                          -                 -                2.48
Band 25                                          -                 -                2.51
Band 0                                           -                 -                2.82
                                      --------------    --------------
Total                                 $    6,803,176         2,831,178
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                            96,347
                                                                  --------------
   Net investment income (loss)                                          (96,347)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                            1,041,844
   Realized gain distributions                                           137,341
   Net change in unrealized appreciation (depreciation)                 (413,139)
                                                                  --------------
   Net gain (loss)                                                       766,046
                                                                  --------------
Increase (decrease) in net assets from operations                 $      669,699
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended        Year ended
                                                        12/31/2007        12/31/2006
                                                    --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      (96,347)   $     (139,695)
   Net realized gain (loss)                              1,041,844         1,157,990
   Realized gain distributions                             137,341               -
   Net change in unrealized appreciation
      (depreciation)                                      (413,139)         (447,861)
                                                    --------------    --------------
Increase (decrease) in net assets from operations          669,699           570,434
                                                    --------------    --------------
Contract owner transactions:
   Proceeds from units sold                              1,114,594         2,230,617
   Cost of units redeemed                               (3,151,338)       (6,990,953)
                                                    --------------    --------------
   Increase (decrease)                                  (2,036,744)       (4,760,336)
                                                    --------------    --------------
Net increase (decrease)                                 (1,367,045)       (4,189,902)
Net assets, beginning                                    8,170,221        12,360,123
                                                    --------------    --------------
Net assets, ending                                  $    6,803,176    $    8,170,221
                                                    ==============    ==============

Units sold                                                 430,491         1,229,873
Units redeemed                                          (1,298,176)       (3,437,255)
                                                    --------------    --------------
Net increase (decrease)                                   (867,685)       (2,207,382)
Units outstanding, beginning                             3,698,863         5,906,245
                                                    --------------    --------------
Units outstanding, ending                                2,831,178         3,698,863
                                                    ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $ 153,379,285
Cost of units redeemed                                              (148,073,188)
Net investment income (loss)                                           1,588,547
Net realized gain (loss)                                              (1,178,197)
Realized gain distributions                                              137,341
Net change in unrealized appreciation (depreciation)                     949,388
                                                                   -------------
                                                                   $   6,803,176
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  2.40            2,831       $   6,803             1.25%               8.8%
12/31/06               2.21            3,699           8,170             1.25%               5.7%
12/31/05               2.09            5,914          12,360             1.25%              -0.9%
12/31/04               2.11            6,185          13,050             1.25%               8.2%
12/31/03               1.95            5,558          10,838             1.25%              30.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  2.43              -         $     -               1.00%               9.1%
12/31/06               2.23              -               -               1.00%               5.8%
12/31/05               2.10              -               -               1.00%              -0.7%
12/31/04               2.12              -               -               1.00%               8.3%
12/31/03               1.96              -               -               1.00%               8.5%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  2.45              -         $     -               0.75%               9.3%
12/31/06               2.25              -               -               0.75%               6.1%
12/31/05               2.12              -               -               0.75%              -0.4%
12/31/04               2.13              -               -               0.75%               8.6%
12/31/03               1.96              -               -               0.75%               8.6%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  2.48              -         $     -               0.50%               9.6%
12/31/06               2.26              -               -               0.50%               6.3%
12/31/05               2.13              -               -               0.50%              -0.2%
12/31/04               2.13              -               -               0.50%               8.9%
12/31/03               1.96              -               -               0.50%               8.6%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  2.51              -         $     -               0.25%               9.9%
12/31/06               2.28              -               -               0.25%               6.6%
12/31/05               2.14              -               -               0.25%               0.1%
12/31/04               2.14              -               -               0.25%               9.1%
12/31/03               1.96              -               -               0.25%               8.7%

                                             BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  2.82              -         $     -               0.00%              10.2%
12/31/06               2.56              -               -               0.00%               6.9%
12/31/05               2.39              -               -               0.00%               0.3%
12/31/04               2.39              -               -               0.00%               8.8%
12/31/03               2.19              -               -               0.00%               9.3%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
0.0%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                     Calvert
                                     Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $   10,443,721    $   10,644,443           632,868
Receivables: investments sold                 17,484    ==============    ==============
Payables: investments redeemed                (2,524)
                                      --------------
Net assets                            $   10,458,681
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $   10,458,681         8,056,946    $         1.30
Band 100                                         -                 -                1.31
Band 75                                          -                 -                1.33
Band 50                                          -                 -                1.34
Band 25                                          -                 -                1.35
Band 0                                           -                 -                1.39
                                      --------------    --------------
Total                                 $   10,458,681         8,056,946
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      426,179
   Mortality & expense charges                                           113,032
                                                                  --------------
   Net investment income (loss)                                          313,147
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (45,037)
   Realized gain distributions                                           179,992
   Net change in unrealized appreciation (depreciation)                 (100,624)
                                                                  --------------
   Net gain (loss)                                                        34,331
                                                                  --------------
Increase (decrease) in net assets from operations                 $      347,478
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended        Year ended
                                                        12/31/2007        12/31/2006
                                                    --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      313,147    $      233,879
   Net realized gain (loss)                                (45,037)          (22,848)
   Realized gain distributions                             179,992               -
   Net change in unrealized appreciation
      (depreciation)                                      (100,624)           44,545
                                                    --------------    --------------
Increase (decrease) in net assets from operations          347,478           255,576
                                                    --------------    --------------
Contract owner transactions:
   Proceeds from units sold                              4,331,953         2,620,667
   Cost of units redeemed                               (1,788,350)         (946,044)
                                                    --------------    --------------
   Increase (decrease)                                   2,543,603         1,674,623
                                                    --------------    --------------
Net increase (decrease)                                  2,891,081         1,930,199
Net assets, beginning                                    7,567,600         5,637,401
                                                    --------------    --------------
Net assets, ending                                  $   10,458,681    $    7,567,600
                                                    ==============    ==============

Units sold                                               3,417,843         2,208,477
Units redeemed                                          (1,410,080)         (824,029)
                                                    --------------    --------------
Net increase (decrease)                                  2,007,763         1,384,448
Units outstanding, beginning                             6,049,183         4,664,735
                                                    --------------    --------------
Units outstanding, ending                                8,056,946         6,049,183
                                                    ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  17,218,794
Cost of units redeemed                                                (7,650,597)
Net investment income (loss)                                             782,418
Net realized gain (loss)                                                 (49,199)
Realized gain distributions                                              357,987
Net change in unrealized appreciation (depreciation)                    (200,722)
                                                                   -------------
                                                                   $  10,458,681
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.30            8,057       $  10,459             1.25%               3.8%
12/31/06               1.25            6,050           7,568             1.25%               3.4%
12/31/05               1.21            4,659           5,637             1.25%               2.5%
12/31/04               1.18            3,699           4,365             1.25%              12.4%
12/31/03               1.14              424             483             1.25%               4.0%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.31              -         $     -               1.00%               4.0%
12/31/06               1.26              -               -               1.00%               3.8%
12/31/05               1.22              -               -               1.00%               2.6%
12/31/04               1.18              -               -               1.00%               9.2%
12/31/03               1.08              -               -               1.00%              -2.4%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.33              -         $     -               0.75%               4.3%
12/31/06               1.27              -               -               0.75%               4.0%
12/31/05               1.22              -               -               0.75%               2.9%
12/31/04               1.19              -               -               0.75%               9.5%
12/31/03               1.08              -               -               0.75%              -2.4%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.34              -         $     -               0.50%               4.5%
12/31/06               1.28              -               -               0.50%               4.3%
12/31/05               1.23              -               -               0.50%               3.1%
12/31/04               1.19              -               -               0.50%               9.8%
12/31/03               1.09              -               -               0.50%              -2.3%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.35              -         $     -               0.25%               4.8%
12/31/06               1.29              -               -               0.25%               4.6%
12/31/05               1.24              -               -               0.25%               3.4%
12/31/04               1.20              -               -               0.25%              10.1%
12/31/03               1.09              -               -               0.25%              -2.3%

                                             BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.39              -         $     -               0.00%               5.1%
12/31/06               1.32              -               -               0.00%               4.8%
12/31/05               1.26              -               -               0.00%               3.7%
12/31/04               1.22              -               -               0.00%              10.5%
12/31/03               1.10              -               -               0.00%              -2.3%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.
..

--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
4.7%       4.8%       3.6%       3.7%       9.0%

                             AUL American Unit Trust
                                     Calvert
                            Social Investment Equity

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      520,911    $      487,180            13,501
Receivables: investments sold                    445    ==============    ==============
Payables: investments redeemed                   -
                                      --------------
Net assets                            $      521,356
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      521,356           391,360    $         1.33
Band 100                                         -                 -                1.35
Band 75                                          -                 -                1.36
Band 50                                          -                 -                1.38
Band 25                                          -                 -                1.39
Band 0                                           -                 -                1.43
                                      --------------    --------------
Total                                 $      521,356           391,360
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             6,702
                                                                  --------------
   Net investment income (loss)                                           (6,702)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               49,299
   Realized gain distributions                                            33,334
   Net change in unrealized appreciation (depreciation)                  (31,708)
                                                                  --------------
   Net gain (loss)                                                        50,925
                                                                  --------------
Increase (decrease) in net assets from operations                 $       44,223
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended        Year ended
                                                        12/31/2007        12/31/2006
                                                    --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       (6,702)   $       (5,549)
   Net realized gain (loss)                                 49,299            18,757
   Realized gain distributions                              33,334            20,060
   Net change in unrealized appreciation
      (depreciation)                                       (31,708)            5,657
                                                    --------------    --------------
Increase (decrease) in net assets from operations           44,223            38,925
                                                    --------------    --------------
Contract owner transactions:
   Proceeds from units sold                                133,113           135,153
   Cost of units redeemed                                 (150,826)          (85,164)
                                                    --------------    --------------
   Increase (decrease)                                     (17,713)           49,989
                                                    --------------    --------------
Net increase (decrease)                                     26,510            88,914
Net assets, beginning                                      494,846           405,932
                                                    --------------    --------------
Net assets, ending                                  $      521,356    $      494,846
                                                    ==============    ==============

Units sold                                                 122,996           118,630
Units redeemed                                            (134,942)          (75,245)
                                                    --------------    --------------
Net increase (decrease)                                    (11,946)           43,385
Units outstanding, beginning                               403,306           359,921
                                                    --------------    --------------
Units outstanding, ending                                  391,360           403,306
                                                    ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   1,458,873
Cost of units redeemed                                                (1,107,126)
Net investment income (loss)                                             (26,455)
Net realized gain (loss)                                                 101,758
Realized gain distributions                                               60,575
Net change in unrealized appreciation (depreciation)                      33,731
                                                                   -------------
                                                                   $     521,356
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.33              391       $     521             1.25%               8.6%
12/31/06               1.23              403             495             1.25%               8.6%
12/31/05               1.13              359             406             1.25%               2.7%
12/31/04               1.10              403             443             1.25%               5.8%
12/31/03               1.04              348             362             1.25%              20.9%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.35              -         $     -               1.00%               8.8%
12/31/06               1.24              -               -               1.00%               9.1%
12/31/05               1.13              -               -               1.00%               2.9%
12/31/04               1.10              -               -               1.00%               5.8%
12/31/03               1.04              -               -               1.00%               6.8%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.36              -         $     -               0.75%               9.1%
12/31/06               1.25              -               -               0.75%               9.3%
12/31/05               1.14              -               -               0.75%               3.2%
12/31/04               1.11              -               -               0.75%               6.1%
12/31/03               1.04              -               -               0.75%               6.9%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.38              -         $     -               0.50%               9.4%
12/31/06               1.26              -               -               0.50%               9.6%
12/31/05               1.15              -               -               0.50%               3.5%
12/31/04               1.11              -               -               0.50%               6.3%
12/31/03               1.04              -               -               0.50%               7.0%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.39              -         $     -               0.25%               9.7%
12/31/06               1.27              -               -               0.25%               9.9%
12/31/05               1.15              -               -               0.25%               3.7%
12/31/04               1.11              -               -               0.25%               6.6%
12/31/03               1.04              -               -               0.25%               7.0%

                                             BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.43              -         $     -               0.00%               9.9%
12/31/06               1.30              -               -               0.00%              10.2%
12/31/05               1.18              -               -               0.00%               4.0%
12/31/04               1.13              -               -               0.00%               6.8%
12/31/03               1.06              -               -               0.00%               7.1%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
0.0%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                     Calvert
                              New Vision Small Cap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      170,555    $      178,860            10,161
Receivables: investments sold                    -      ==============    ==============
Payables: investments redeemed                (3,595)
                                      --------------
Net assets                            $      166,960
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      166,960           175,128    $         0.95
Band 100                                         -                 -                0.96
Band 75                                          -                 -                0.97
Band 50                                          -                 -                0.98
Band 25                                          -                 -                0.99
Band 0                                           -                 -                1.02
                                      --------------    --------------
Total                                 $      166,960           175,128
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             2,224
                                                                  --------------
   Net investment income (loss)                                           (2,224)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (6,531)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    5,625
                                                                  --------------
   Net gain (loss)                                                          (906)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (3,130)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        Year ended        Year ended
                                                        12/31/2007        12/31/2006
                                                    --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       (2,224)   $       (1,776)
   Net realized gain (loss)                                 (6,531)           (2,834)
   Realized gain distributions                                 -                  -
   Net change in unrealized appreciation
      (depreciation)                                         5,625             1,709
                                                    --------------    --------------
Increase (decrease) in net assets from operations           (3,130)           (2,901)
                                                    --------------    --------------
Contract owner transactions:
   Proceeds from units sold                                 74,764            61,287
   Cost of units redeemed                                  (62,720)          (22,348)
                                                    --------------    --------------
   Increase (decrease)                                      12,044            38,939
                                                    --------------    --------------
Net increase (decrease)                                      8,914            36,038
Net assets, beginning                                      158,046           122,008
                                                    --------------    --------------
Net assets, ending                                  $      166,960    $      158,046
                                                    ==============    ==============

Units sold                                                  79,871            62,097
Units redeemed                                             (67,765)          (23,366)
                                                    --------------    --------------
Net increase (decrease)                                     12,106            38,731
Units outstanding, beginning                               163,022           124,291
                                                    --------------    --------------
Units outstanding, ending                                  175,128           163,022
                                                    ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     285,147
Cost of units redeemed                                                  (116,683)
Net investment income (loss)                                              (6,398)
Net realized gain (loss)                                                  (2,190)
Realized gain distributions                                               15,389
Net change in unrealized appreciation (depreciation)                      (8,305)
                                                                   -------------
                                                                   $     166,960
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                             BAND 125
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  0.95              175       $     167             1.25%              -1.7%
12/31/06               0.97              163             158             1.25%              -1.1%
12/31/05               0.98              124             122             1.25%             -10.1%
12/31/04               1.09               98             107             1.25%               7.9%
12/31/03               1.01               39              39             1.25%              34.7%

                                             BAND 100
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  0.96              -         $     -               1.00%              -1.4%
12/31/06               0.98              -               -               1.00%              -1.0%
12/31/05               0.99              -               -               1.00%              -9.8%
12/31/04               1.09              -               -               1.00%               7.9%
12/31/03               1.01              -               -               1.00%              12.5%

                                             BAND 75
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  0.97              -         $     -               0.75%              -1.2%
12/31/06               0.99              -               -               0.75%              -0.7%
12/31/05               0.99              -               -               0.75%              -9.5%
12/31/04               1.10              -               -               0.75%               8.2%
12/31/03               1.01              -               -               0.75%              12.5%

                                             BAND 50
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  0.98              -         $     -               0.50%              -0.9%
12/31/06               0.99              -               -               0.50%              -0.5%
12/31/05               1.00              -               -               0.50%              -9.3%
12/31/04               1.10              -               -               0.50%               8.5%
12/31/03               1.01              -               -               0.50%              12.6%

                                             BAND 25
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  0.99              -         $     -               0.25%              -0.7%
12/31/06               1.00              -               -               0.25%              -0.2%
12/31/05               1.00              -               -               0.25%              -9.1%
12/31/04               1.10              -               -               0.25%               8.8%
12/31/03               1.02              -               -               0.25%              12.7%

                                             BAND 0
-------------------------------------------------------------------------------------------------
                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/07            $  1.02              -         $     -               0.00%              -0.4%
12/31/06               1.03              -               -               0.00%               0.0%
12/31/05               1.03              -               -               0.00%              -8.8%
12/31/04               1.13              -               -               0.00%               8.2%
12/31/03               1.04              -               -               0.00%              13.6%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
0.0%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                  T. Rowe Price
                                  Equity Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $  110,271,403  $  106,806,524       4,662,363
Receivables: investments sold            243,319  ==============  ==============
Payables: investments redeemed           (63,349)
                                  --------------
Net assets                        $  110,451,373
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $  110,451,373      32,632,988  $         3.38
Band 100                                     -               -              3.42
Band 75                                      -               -              3.46
Band 50                                      -               -              3.49
Band 25                                      -               -              3.53
Band 0                                       -               -              3.97
                                  --------------  --------------
Total                             $  110,451,373      32,632,988
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $    1,982,736
   Mortality & expense charges                                         1,457,463
                                                                  --------------
   Net investment income (loss)                                          525,273
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                            1,679,384
   Realized gain distributions                                         6,679,512
   Net change in unrealized appreciation (depreciation)               (6,435,836)
                                                                  --------------
   Net gain (loss)                                                     1,923,060
                                                                  --------------
Increase (decrease) in net assets from operations                 $    2,448,333
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                          --------------     ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $      525,273     $       354,943
   Net realized gain (loss)                                    1,679,384             156,343
   Realized gain distributions                                 6,679,512           2,957,424
   Net change in unrealized appreciation (depreciation)       (6,435,836)         12,880,811
                                                          --------------     ---------------
Increase (decrease) in net assets from operations              2,448,333          16,349,521
                                                          --------------     ---------------
Contract owner transactions:
   Proceeds from units sold                                   23,556,389          28,964,828
   Cost of units redeemed                                    (29,303,639)        (22,171,530)
                                                          --------------     ---------------
   Increase (decrease)                                        (5,747,250)          6,793,298
                                                          --------------     ---------------
Net increase (decrease)                                       (3,298,917)         23,142,819
Net assets, beginning                                        113,750,290          90,607,471
                                                          --------------     ---------------
Net assets, ending                                        $  110,451,373     $   113,750,290
                                                          ==============     ===============

Units sold                                                     6,858,263          10,119,605
Units redeemed                                                (8,496,381)         (7,923,294)
                                                          --------------     ---------------
Net increase (decrease)                                       (1,638,118)          2,196,311
Units outstanding, beginning                                  34,271,106          32,074,795
                                                          --------------     ---------------
Units outstanding, ending                                     32,632,988          34,271,106
                                                          ==============     ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $   217,648,099
Cost of units redeemed                                              (153,693,285)
Net investment income (loss)                                          10,189,499
Net realized gain (loss)                                              17,149,795
Realized gain distributions                                           15,692,386
Net change in unrealized appreciation (depreciation)                   3,464,879
                                                                 ---------------
                                                                 $   110,451,373
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     3.38       32,633    $  110,451           1.25%            2.0%
12/31/06         3.32       34,271       113,750           1.25%           17.7%
12/31/05         2.82       32,130        90,607           1.25%            2.5%
12/31/04         2.75       30,938        85,079           1.25%           13.2%
12/31/03         2.43       27,530        66,897           1.25%           24.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     3.42           -     $      -             1.00%            2.2%
12/31/06         3.35           -            -             1.00%           17.8%
12/31/05         2.84           -            -             1.00%            2.8%
12/31/04         2.76           -            -             1.00%           14.2%
12/31/03         2.42           -            -             1.00%            9.9%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     3.46          -      $      -             0.75%            2.5%
12/31/06         3.37          -             -             0.75%           18.1%
12/31/05         2.86          -             -             0.75%            3.1%
12/31/04         2.77          -             -             0.75%           14.5%
12/31/03         2.42          -             -             0.75%           10.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     3.49          -      $      -             0.50%            2.6%
12/31/06         3.40          -             -             0.50%           18.4%
12/31/05         2.87          -             -             0.50%            3.3%
12/31/04         2.78          -             -             0.50%           14.8%
12/31/03         2.42          -             -             0.50%           10.1%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     3.53          -      $      -             0.25%            3.0%
12/31/06         3.43          -             -             0.25%           18.7%
12/31/05         2.89          -             -             0.25%            3.6%
12/31/04         2.79          -             -             0.25%           15.1%
12/31/03         2.42          -             -             0.25%           10.1%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     3.97          -      $      -             0.00%            3.3%
12/31/06         3.84          -             -             0.00%           19.0%
12/31/05         3.23          -             -             0.00%            3.8%
12/31/04         3.11          -             -             0.00%           15.4%
12/31/03         2.70          -             -             0.00%           10.2%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
1.8%               1.6%               1.6%               1.6%               1.7%

                             AUL American Unit Trust
                                  T. Rowe Price
                                 European Stock

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      222,668  $      219,655          11,235
Receivables: investments sold                 16  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      222,684
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      222,684         118,471    $       1.88
Band 100                                     -               -              1.90
Band 75                                      -               -              1.92
Band 50                                      -               -              1.94
Band 25                                      -               -              1.96
Band 0                                       -               -              2.05
                                  --------------  --------------
Total                             $      222,684         118,471
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        3,080
   Mortality & expense charges                                             2,552
                                                                  --------------
   Net investment income (loss)                                              528
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,551
   Realized gain distributions                                            30,127
   Net change in unrealized appreciation (depreciation)                   (6,195)
                                                                  --------------
   Net gain (loss)                                                        25,483
                                                                  --------------
Increase (decrease) in net assets from operations                 $       26,011
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended         Year ended
                                                              12/31/2007         12/31/2006
                                                          --------------    ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $          528    $           123
   Net realized gain (loss)                                        1,551              7,895
   Realized gain distributions                                    30,127             15,814
   Net change in unrealized appreciation (depreciation)           (6,195)            16,091
                                                          --------------    ---------------
Increase (decrease) in net assets from operations                 26,011             39,922
                                                          --------------    ---------------
Contract owner transactions:
   Proceeds from units sold                                       48,887             68,336
   Cost of units redeemed                                        (23,481)           (78,343)
                                                          --------------    ---------------
   Increase (decrease)                                            25,406            (10,007)
                                                          --------------    ---------------
Net increase (decrease)                                           51,417             29,915
Net assets, beginning                                            171,267            141,352
                                                          --------------    ---------------
Net assets, ending                                        $      222,684    $       171,267
                                                          ==============    ===============

Units sold                                                        27,803             48,939
Units redeemed                                                   (13,327)           (56,255)
                                                          --------------    ---------------
Net increase (decrease)                                           14,476             (7,316)
Units outstanding, beginning                                     103,995            111,311
                                                          --------------    ---------------
Units outstanding, ending                                        118,471            103,995
                                                          ==============    ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       254,152
Cost of units redeemed                                                  (125,818)
Net investment income (loss)                                               1,962
Net realized gain (loss)                                                  16,421
Realized gain distributions                                               72,954
Net change in unrealized appreciation (depreciation)                       3,013
                                                                 ---------------
                                                                 $       222,684
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.88           118    $     223           1.25%           13.9%
12/31/06         1.65           104          171           1.25%           29.9%
12/31/05         1.27           111          141           1.25%            7.6%
12/31/04         1.18            78           92           1.25%           14.6%
12/31/03         1.03            39           40           1.25%           35.5%

                                     BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.90           -      $     -             1.00%           14.2%
12/31/06         1.66           -            -             1.00%           30.3%
12/31/05         1.28           -            -             1.00%            7.3%
12/31/04         1.19           -            -             1.00%           16.8%
12/31/03         1.02           -            -             1.00%           15.4%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.92           -      $     -             0.75%           14.5%
12/31/06         1.68           -            -             0.75%           30.6%
12/31/05         1.28           -            -             0.75%            7.6%
12/31/04         1.19           -            -             0.75%           17.1%
12/31/03         1.02           -            -             0.75%           15.5%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.94           -      $     -             0.50%           14.8%
12/31/06         1.69           -            -             0.50%           30.9%
12/31/05         1.29           -            -             0.50%            7.9%
12/31/04         1.20           -            -             0.50%           17.4%
12/31/03         1.02           -            -             0.50%           15.5%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.96           -      $     -             0.25%           15.1%
12/31/06         1.70           -            -             0.25%           31.2%
12/31/05         1.30           -            -             0.25%            8.1%
12/31/04         1.20           -            -             0.25%           17.7%
12/31/03         1.02           -            -             0.25%           15.6%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.05           -      $     -             0.00%           15.4%
12/31/06         1.77           -            -             0.00%           31.6%
12/31/05         1.35           -            -             0.00%            8.4%
12/31/04         1.24           -            -             0.00%           18.0%
12/31/03         1.05           -            -             0.00%           15.7%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
1.6%               1.3%               1.8%               1.8%               2.6%

                             AUL American Unit Trust
                                  T. Rowe Price
                              Int'l Growth & Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    2,312,994  $    2,461,365         128,092
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed           (45,760)
                                  --------------
Net assets                        $    2,267,234
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    2,253,432         852,748  $         2.64
Band 100                                  13,803           5,168            2.67
Band 75                                      -               -              2.70
Band 50                                      -               -              2.73
Band 25                                      -               -              2.76
Band 0                                       -               -              2.84
                                  --------------  --------------
Total                             $    2,267,234         857,916
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                           182,325
                                                                  --------------
   Net investment income (loss)                                         (182,325)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                            2,306,875
   Realized gain distributions                                           108,918
   Net change in unrealized appreciation (depreciation)               (1,473,021)
                                                                  --------------
   Net gain (loss)                                                       942,772
                                                                  --------------
Increase (decrease) in net assets from operations                 $      760,447
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year ended          Year ended
                                                               12/31/2007          12/31/2006
                                                           --------------     ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                            $     (182,325)    $        51,298
   Net realized gain (loss)                                     2,306,875             180,486
   Realized gain distributions                                    108,918             317,158
   Net change in unrealized appreciation (depreciation)        (1,473,021)          1,268,099
                                                           --------------     ---------------
Increase (decrease) in net assets from operations                 760,447           1,817,041
                                                           --------------     ---------------
Contract owner transactions:
   Proceeds from units sold                                     8,274,546          10,982,769
   Cost of units redeemed                                     (18,770,769)         (2,161,858)
                                                           --------------     ---------------
   Increase (decrease)                                        (10,496,223)          8,820,911
                                                           --------------     ---------------
Net increase (decrease)                                        (9,735,776)         10,637,952
Net assets, beginning                                          12,003,010           1,365,058
                                                           --------------     ---------------
Net assets, ending                                         $    2,267,234     $    12,003,010
                                                           ==============     ===============

Units sold                                                      3,251,471           5,395,688
Units redeemed                                                 (7,248,333)         (1,246,014)
                                                           --------------     ---------------
Net increase (decrease)                                        (3,996,862)          4,149,674
Units outstanding, beginning                                    4,854,778             705,104
                                                           --------------     ---------------
Units outstanding, ending                                         857,916           4,854,778
                                                           ==============     ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    20,657,892
Cost of units redeemed                                               (21,062,556)
Net investment income (loss)                                            (124,156)
Net realized gain (loss)                                               2,508,842
Realized gain distributions                                              435,583
Net change in unrealized appreciation (depreciation)                    (148,371)
                                                                 ---------------
                                                                 $     2,267,234
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.64           853     $  2,253           1.25%            6.9%
12/31/06         2.47         4,855       12,003           1.25%           27.4%
12/31/05         1.94           704        1,365           1.25%           14.1%
12/31/04         1.70           109          186           1.25%           21.4%
12/31/03         1.40             9           13           1.25%           34.6%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.67             5     $     14           1.00%            7.2%
12/31/06         2.49           -            -             1.00%           28.0%
12/31/05         1.95           -            -             1.00%           14.0%
12/31/04         1.71           -            -             1.00%           22.6%
12/31/03         1.39           -            -             1.00%           11.8%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.70           -       $    -             0.75%            7.4%
12/31/06         2.51           -            -             0.75%           28.3%
12/31/05         1.96           -            -             0.75%           14.2%
12/31/04         1.71           -            -             0.75%           22.9%
12/31/03         1.39           -            -             0.75%           11.8%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.73           -       $    -             0.50%            7.7%
12/31/06         2.53           -            -             0.50%           28.7%
12/31/05         1.97           -            -             0.50%           14.5%
12/31/04         1.72           -            -             0.50%           23.2%
12/31/03         1.39           -            -             0.50%           11.9%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.76           -       $    -             0.25%            8.0%
12/31/06         2.55           -            -             0.25%           29.0%
12/31/05         1.98           -            -             0.25%           14.8%
12/31/04         1.72           -            -             0.25%           23.6%
12/31/03         1.40           -            -             0.25%           12.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.84           -       $    -             0.00%            8.2%
12/31/06         2.62           -            -             0.00%           29.3%
12/31/05         2.03           -            -             0.00%           15.1%
12/31/04         1.76           -            -             0.00%           23.9%
12/31/03         1.42           -            -             0.00%           12.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
0.0%               2.1%               2.9%               0.9%               2.1%

                             AUL American Unit Trust
                                  T. Rowe Price
                                  Mid-Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,133,361  $    1,238,082          51,200
Receivables: investments sold              1,760  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $    1,135,121
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,135,121         551,593  $         2.06
Band 100                                     -               -              2.08
Band 75                                      -               -              2.10
Band 50                                      -               -              2.12
Band 25                                      -               -              2.15
Band 0                                       -               -              2.20
                                  --------------  --------------
Total                             $    1,135,121         551,593
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       18,827
   Mortality & expense charges                                            21,624
                                                                  --------------
   Net investment income (loss)                                           (2,797)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               98,385
   Realized gain distributions                                           112,516
   Net change in unrealized appreciation (depreciation)                 (230,656)
                                                                  --------------
   Net gain (loss)                                                       (19,755)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (22,552)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended         Year ended
                                                              12/31/2007         12/31/2006
                                                          --------------    ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $       (2,797)   $        (8,336)
   Net realized gain (loss)                                       98,385              8,175
   Realized gain distributions                                   112,516            148,697
   Net change in unrealized appreciation (depreciation)         (230,656)            94,036
                                                          --------------    ---------------
Increase (decrease) in net assets from operations                (22,552)           242,572
                                                          --------------    ---------------
Contract owner transactions:
   Proceeds from units sold                                      324,490            337,934
   Cost of units redeemed                                       (861,630)           (95,181)
                                                          --------------    ---------------
   Increase (decrease)                                          (537,140)           242,753
                                                          --------------    ---------------
Net increase (decrease)                                         (559,692)           485,325
Net assets, beginning                                          1,694,813          1,209,488
                                                          --------------    ---------------
Net assets, ending                                        $    1,135,121    $     1,694,813
                                                          ==============    ===============

Units sold                                                       150,339            180,975
Units redeemed                                                  (412,981)           (53,478)
                                                          --------------    ---------------
Net increase (decrease)                                         (262,642)           127,497
Units outstanding, beginning                                     814,235            686,738
                                                          --------------    ---------------
Units outstanding, ending                                        551,593            814,235
                                                          ==============    ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     2,428,759
Cost of units redeemed                                                (1,646,499)
Net investment income (loss)                                             (21,395)
Net realized gain (loss)                                                 116,708
Realized gain distributions                                              362,269
Net change in unrealized appreciation (depreciation)                    (104,721)
                                                                 ---------------
                                                                 $     1,135,121
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.06           552    $   1,135           1.25%           -1.1%
12/31/06         2.08           814        1,695           1.25%           18.3%
12/31/05         1.76           687        1,209           1.25%            6.0%
12/31/04         1.66           492          816           1.25%           18.6%
12/31/03         1.40             1            1           1.25%           35.9%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.08           -      $     -             1.00%           -0.9%
12/31/06         2.10           -            -             1.00%           18.5%
12/31/05         1.77           -            -             1.00%            6.3%
12/31/04         1.67           -            -             1.00%           18.4%
12/31/03         1.41           -            -             1.00%           14.5%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.10           -      $     -             0.75%           -0.6%
12/31/06         2.12           -            -             0.75%           18.8%
12/31/05         1.78           -            -             0.75%            6.5%
12/31/04         1.67           -            -             0.75%           18.7%
12/31/03         1.41           -            -             0.75%           14.6%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.12           -      $     -             0.50%           -0.4%
12/31/06         2.13           -            -             0.50%           19.1%
12/31/05         1.79           -            -             0.50%            6.8%
12/31/04         1.68           -            -             0.50%           19.0%
12/31/03         1.41           -            -             0.50%           14.6%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.15           -      $     -             0.25%           -0.1%
12/31/06         2.15           -            -             0.25%           19.4%
12/31/05         1.80           -            -             0.25%            7.1%
12/31/04         1.68           -            -             0.25%           19.3%
12/31/03         1.41           -            -             0.25%           14.7%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.20           -      $     -             0.00%            0.1%
12/31/06         2.20           -            -             0.00%           19.7%
12/31/05         1.84           -            -             0.00%            7.3%
12/31/04         1.71           -            -             0.00%           19.6%
12/31/03         1.43           -            -             0.00%           14.8%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
1.3%               0.6%               0.3%               1.0%              16.3%

                             AUL American Unit Trust
                                  T. Rowe Price
                              Equity Income R Class

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    6,295,247  $    6,429,958         225,324
Receivables: investments sold              2,899  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $    6,298,146
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    4,855,112       2,770,375  $         1.75
Band 100                                     -               -              1.77
Band 75                                      -               -              1.79
Band 50                                  646,734         357,456            1.81
Band 25                                      -               -              1.83
Band 0                                   796,300         428,387            1.86
                                  --------------  --------------
Total                             $    6,298,146       3,556,218
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       84,596
   Mortality & expense charges                                            61,106
                                                                  --------------
   Net investment income (loss)                                           23,490
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              127,566
   Realized gain distributions                                           377,568
   Net change in unrealized appreciation (depreciation)                 (474,904)
                                                                  --------------
   Net gain (loss)                                                        30,230
                                                                  --------------
Increase (decrease) in net assets from operations                 $       53,720
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended         Year ended
                                                              12/31/2007         12/31/2006
                                                          --------------    ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $       23,490    $        12,204
   Net realized gain (loss)                                      127,566             30,434
   Realized gain distributions                                   377,568            115,375
   Net change in unrealized appreciation (depreciation)         (474,904)           370,476
                                                          --------------    ---------------
Increase (decrease) in net assets from operations                 53,720            528,489
                                                          --------------    ---------------
Contract owner transactions:
   Proceeds from units sold                                    3,709,098          3,756,027
   Cost of units redeemed                                     (2,183,045)          (902,130)
                                                          --------------    ---------------
   Increase (decrease)                                         1,526,053          2,853,897
                                                          --------------    ---------------
Net increase (decrease)                                        1,579,773          3,382,386
Net assets, beginning                                          4,718,373          1,335,987
                                                          --------------    ---------------
Net assets, ending                                        $    6,298,146    $     4,718,373
                                                          ==============    ===============

Units sold                                                     2,034,144          2,389,531
Units redeemed                                                (1,199,348)          (574,234)
                                                          --------------    ---------------
Net increase (decrease)                                          834,796          1,815,297
Units outstanding, beginning                                   2,721,422            906,125
                                                          --------------    ---------------
Units outstanding, ending                                      3,556,218          2,721,422
                                                          ==============    ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     8,940,438
Cost of units redeemed                                                (3,262,088)
Net investment income (loss)                                              39,666
Net realized gain (loss)                                                 162,616
Realized gain distributions                                              552,225
Net change in unrealized appreciation (depreciation)                    (134,711)
                                                                 ---------------
                                                                 $     6,298,146
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.75         2,778   $    4,868        1.25%               1.5%
12/31/06         1.73         2,311        3,990        1.25%              17.4%
12/31/05         1.47           909        1,336        1.25%               2.1%
12/31/04         1.44            89          128        1.25%              13.4%
12/31/03         1.27           -            -          1.25%              21.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.77           -     $      -          1.00%               1.8%
12/31/06         1.74           -            -          1.00%              17.4%
12/31/05         1.48           -            -          1.00%               2.6%
12/31/04         1.44           -            -          1.00%              13.9%
12/31/03         1.27           -            -          1.00%               9.9%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.79           -     $      -          0.75%               2.0%
12/31/06         1.75           -            -          0.75%              17.7%
12/31/05         1.49           -            -          0.75%               2.9%
12/31/04         1.45           -            -          0.75%              14.1%
12/31/03         1.27           -            -          0.75%               9.9%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.81           357   $      647        0.50%               2.3%
12/31/06         1.77           335          592        0.50%              18.0%
12/31/05         1.50           -            -          0.50%               3.2%
12/31/04         1.45           -            -          0.50%              14.4%
12/31/03         1.27           -            -          0.50%              10.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.83           -     $      -          0.25%               2.5%
12/31/06         1.78           -            -          0.25%              18.3%
12/31/05         1.51           -            -          0.25%               3.4%
12/31/04         1.46           -            -          0.25%              14.7%
12/31/03         1.27           -            -          0.25%              10.1%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.86           428   $      796        0.00%               2.8%
12/31/06         1.81            75          136        0.00%              18.6%
12/31/05         1.53           -            -          0.00%               3.7%
12/31/04         1.47           -            -          0.00%              15.0%
12/31/03         1.28           -            -          0.00%              10.1%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
1.5%               1.5%               1.9%               2.0%               0.0%

                             AUL American Unit Trust
                                  T. Rowe Price
                            Growth Stock Fund R Class

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    5,311,765  $    5,258,290         159,537
Receivables: investments sold                576  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $    5,312,341
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    5,165,040       2,989,654  $         1.73
Band 100                                   6,342           3,632            1.75
Band 75                                      -               -              1.76
Band 50                                      -               -              1.78
Band 25                                      -               -              1.80
Band 0                                   140,959          76,401            1.84
                                  --------------  --------------
Total                             $    5,312,341       3,069,687
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        6,124
   Mortality & expense charges                                           440,698
                                                                  --------------
   Net investment income (loss)                                         (434,574)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                            5,405,150
   Realized gain distributions                                           154,652
   Net change in unrealized appreciation (depreciation)               (2,342,464)
                                                                  --------------
   Net gain (loss)                                                     3,217,338
                                                                  --------------
Increase (decrease) in net assets from operations                 $    2,782,764
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                          --------------     ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $     (434,574)    $      (218,036)
   Net realized gain (loss)                                    5,405,150             229,990
   Realized gain distributions                                   154,652             568,117
   Net change in unrealized appreciation (depreciation)       (2,342,464)          2,218,892
                                                          --------------     ---------------
Increase (decrease) in net assets from operations              2,782,764           2,798,963
                                                          --------------     ---------------
Contract owner transactions:
   Proceeds from units sold                                   10,049,707          29,455,849
   Cost of units redeemed                                    (39,328,793)         (5,276,739)
                                                          --------------     ---------------
   Increase (decrease)                                       (29,279,086)         24,179,110
                                                          --------------     ---------------
Net increase (decrease)                                      (26,496,322)         26,978,073
Net assets, beginning                                         31,808,663           4,830,590
                                                          --------------     ---------------
Net assets, ending                                        $    5,312,341     $    31,808,663
                                                          ==============     ===============

Units sold                                                     6,057,624          22,248,413
Units redeemed                                               (22,957,673)         (5,678,015)
                                                          --------------     ---------------
Net increase (decrease)                                      (16,900,049)         16,570,398
Units outstanding, beginning                                  19,969,736           3,399,338
                                                          --------------     ---------------
Units outstanding, ending                                      3,069,687          19,969,736
                                                          ==============     ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    45,242,409
Cost of units redeemed                                               (45,678,904)
Net investment income (loss)                                            (675,417)
Net realized gain (loss)                                               5,648,006
Realized gain distributions                                              722,769
Net change in unrealized appreciation (depreciation)                      53,478
                                                                 ---------------
                                                                 $     5,312,341
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.73         2,990   $    5,165           1.25%            8.5%
12/31/06         1.59        19,907       31,703           1.25%           12.2%
12/31/05         1.42         3,402        4,831           1.25%            4.4%
12/31/04         1.36           541          736           1.25%            8.8%
12/31/03         1.25           -            -             1.25%           21.4%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.75             4   $        6           1.00%            8.8%
12/31/06         1.61           -            -             1.00%           12.4%
12/31/05         1.43           -            -             1.00%            4.9%
12/31/04         1.36           -            -             1.00%            8.9%
12/31/03         1.25           -            -             1.00%            8.5%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.76           -     $      -             0.75%            9.0%
12/31/06         1.62           -            -             0.75%           12.6%
12/31/05         1.44           -            -             0.75%            5.2%
12/31/04         1.37           -            -             0.75%            9.2%
12/31/03         1.25           -            -             0.75%            8.6%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.78           -     $      -             0.50%            9.3%
12/31/06         1.63           -            -             0.50%           12.9%
12/31/05         1.45           -            -             0.50%            5.4%
12/31/04         1.37           -            -             0.50%            9.5%
12/31/03         1.25           -            -             0.50%            8.6%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.80           -     $      -             0.25%            9.6%
12/31/06         1.65           -            -             0.25%           13.2%
12/31/05         1.45           -            -             0.25%            5.7%
12/31/04         1.37           -            -             0.25%            9.8%
12/31/03         1.25           -            -             0.25%            8.7%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.84            76   $      141           0.00%            9.9%
12/31/06         1.68            63          106           0.00%           13.5%
12/31/05         1.48           -            -             0.00%            6.0%
12/31/04         1.40           -            -             0.00%           10.0%
12/31/03         1.27           -            -             0.00%            8.8%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007              2006               2005               2004               2003
0.0%              0.2%               0.0%               0.7%               0.0%

                             AUL American Unit Trust
                                  T. Rowe Price
                              Mid Cap Growth R Class

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    2,725,309  $    2,675,093          45,350
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed          (154,394)
                                  --------------
Net assets                        $    2,570,915
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    2,570,915       1,200,334  $         2.14
Band 100                                     -               -              2.16
Band 75                                      -               -              2.19
Band 50                                      -               -              2.21
Band 25                                      -               -              2.23
Band 0                                       -               -              2.28
                                  --------------  --------------
Total                             $    2,570,915       1,200,334
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                            32,688
                                                                  --------------
   Net investment income (loss)                                          (32,688)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              145,916
   Realized gain distributions                                           226,712
   Net change in unrealized appreciation (depreciation)                    9,457
                                                                  --------------
   Net gain (loss)                                                       382,085
                                                                  --------------
Increase (decrease) in net assets from operations                 $      349,397
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended         Year ended
                                                              12/31/2007         12/31/2006
                                                          --------------    ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $      (32,688)   $       (21,924)
   Net realized gain (loss)                                      145,916             44,354
   Realized gain distributions                                   226,712            143,927
   Net change in unrealized appreciation (depreciation)            9,457            (95,861)
                                                          --------------    ---------------
Increase (decrease) in net assets from operations                349,397             70,496
                                                          --------------    ---------------
Contract owner transactions:
   Proceeds from units sold                                    1,066,024            903,184
   Cost of units redeemed                                       (974,468)          (265,213)
                                                          --------------    ---------------
   Increase (decrease)                                            91,556            637,971
                                                          --------------    ---------------
Net increase (decrease)                                          440,953            708,467
Net assets, beginning                                          2,129,962          1,421,495
                                                          --------------    ---------------
Net assets, ending                                        $    2,570,915    $     2,129,962
                                                          ==============    ===============

Units sold                                                       514,648            516,798
Units redeemed                                                  (464,301)          (172,304)
                                                          --------------    ---------------
Net increase (decrease)                                           50,347            344,494
Units outstanding, beginning                                   1,149,987            805,493
                                                          --------------    ---------------
Units outstanding, ending                                      1,200,334          1,149,987
                                                          ==============    ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     3,387,681
Cost of units redeemed                                                (1,453,973)
Net investment income (loss)                                             (68,801)
Net realized gain (loss)                                                 201,385
Realized gain distributions                                              454,407
Net change in unrealized appreciation (depreciation)                      50,216
                                                                 ---------------
                                                                 $     2,570,915
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.14         1,200     $  2,571           1.25%           15.6%
12/31/06         1.85         1,150        2,130           1.25%            5.2%
12/31/05         1.76           807        1,421           1.25%           12.8%
12/31/04         1.56           376          586           1.25%           16.4%
12/31/03         1.34           -            -             1.25%           28.8%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.16           -       $    -             1.00%           15.9%
12/31/06         1.87           -            -             1.00%            5.2%
12/31/05         1.77           -            -             1.00%           13.1%
12/31/04         1.57           -            -             1.00%           16.1%
12/31/03         1.35           -            -             1.00%           10.1%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.19           -       $    -             0.75%           16.2%
12/31/06         1.88           -            -             0.75%            5.5%
12/31/05         1.78           -            -             0.75%           13.4%
12/31/04         1.57           -            -             0.75%           16.4%
12/31/03         1.35           -            -             0.75%           10.2%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.21           -       $    -             0.50%           16.5%
12/31/06         1.90           -            -             0.50%            5.7%
12/31/05         1.79           -            -             0.50%           13.7%
12/31/04         1.58           -            -             0.50%           16.7%
12/31/03         1.35           -            -             0.50%           10.2%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.23           -       $    -             0.25%           16.8%
12/31/06         1.91           -            -             0.25%            6.0%
12/31/05         1.80           -            -             0.25%           14.0%
12/31/04         1.58           -            -             0.25%           17.0%
12/31/03         1.35           -            -             0.25%           10.3%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.28           -       $    -             0.00%           17.1%
12/31/06         1.95           -            -             0.00%            6.3%
12/31/05         1.83           -            -             0.00%           14.2%
12/31/04         1.61           -            -             0.00%           17.3%
12/31/03         1.37           -            -             0.00%           10.4%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
0.3%               0.0%               0.0%               0.0%               0.0%

                             AUL American Unit Trust
                                  T. Rowe Price
                                Blue Chip Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      698,156  $      652,138          17,539
Receivables: investments sold                848  ==============  ==============
Payables: investments redeemed              (671)
                                  --------------
Net assets                        $      698,333
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      659,345         450,140  $         1.46
Band 100                                     -               -              1.48
Band 75                                      -               -              1.50
Band 50                                      -               -              1.51
Band 25                                      -               -              1.53
Band 0                                    38,988          25,226            1.55
                                  --------------  --------------
Total                             $      698,333         475,366
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             8,855
                                                                  --------------
   Net investment income (loss)                                           (8,855)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               74,787
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    4,718
                                                                  --------------
   Net gain (loss)                                                        79,505
                                                                  --------------
Increase (decrease) in net assets from operations                 $       70,650
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended         Year ended
                                                              12/31/2007         12/31/2006
                                                          --------------    ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $       (8,855)   $        (2,908)
   Net realized gain (loss)                                       74,787              3,005
   Realized gain distributions                                       -                  -
   Net change in unrealized appreciation (depreciation)            4,718             39,046
                                                          --------------    ---------------
Increase (decrease) in net assets from operations                 70,650             39,143
                                                          --------------    ---------------
Contract owner transactions:
   Proceeds from units sold                                      593,448            476,333
   Cost of units redeemed                                       (459,033)           (61,704)
                                                          --------------    ---------------
   Increase (decrease)                                           134,415            414,629
                                                          --------------    ---------------
Net increase (decrease)                                          205,065            453,772
Net assets, beginning                                            493,268             39,496
                                                          --------------    ---------------
Net assets, ending                                        $      698,333    $       493,268
                                                          ==============    ===============

Units sold                                                       419,724            393,550
Units redeemed                                                  (317,951)           (52,304)
                                                          --------------    ---------------
Net increase (decrease)                                          101,773            341,246
Units outstanding, beginning                                     373,593             32,347
                                                          --------------    ---------------
Units outstanding, ending                                        475,366            373,593
                                                          ==============    ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     1,107,367
Cost of units redeemed                                                  (520,938)
Net investment income (loss)                                             (11,917)
Net realized gain (loss)                                                  77,803
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      46,018
                                                                 ---------------
                                                                 $       698,333
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.46           450   $      659           1.25%           11.1%
12/31/06         1.32           356          469           1.25%            8.0%
12/31/05         1.22            32           39           1.25%            4.3%
12/31/04         1.17           -            -             1.25%            7.3%
12/31/03         1.09           -            -             1.25%            9.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.48           -     $      -             1.00%           11.4%
12/31/06         1.33           -            -             1.00%            8.2%
12/31/05         1.23           -            -             1.00%            4.3%
12/31/04         1.18           -            -             1.00%            7.8%
12/31/03         1.09           -            -             1.00%            8.5%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.50           -     $      -             0.75%           11.7%
12/31/06         1.34           -            -             0.75%            8.5%
12/31/05         1.24           -            -             0.75%            4.6%
12/31/04         1.18           -            -             0.75%            8.1%
12/31/03         1.09           -            -             0.75%            8.5%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.51           -     $      -             0.50%           12.0%
12/31/06         1.35           -            -             0.50%            8.7%
12/31/05         1.24           -            -             0.50%            4.8%
12/31/04         1.18           -            -             0.50%            8.4%
12/31/03         1.09           -            -             0.50%            8.6%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.53           -     $      -             0.25%           12.3%
12/31/06         1.36           -            -             0.25%            9.0%
12/31/05         1.25           -            -             0.25%            5.1%
12/31/04         1.19           -            -             0.25%            8.7%
12/31/03         1.09           -            -             0.25%            8.6%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.55            25   $       39           0.00%           12.6%
12/31/06         1.37            18           24           0.00%            9.3%
12/31/05         1.26           -            -             0.00%            5.4%
12/31/04         1.19           -            -             0.00%            8.9%
12/31/03         1.10           -            -             0.00%            8.7%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006               2005               2004               2003
0.0%               0.0%               0.0%               0.0%               0.0%

                             AUL American Unit Trust
                                  T. Rowe Price
                               International Stock

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      305,301  $      318,393          18,330
Receivables: investments sold                 66  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      305,367
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      305,367         161,954  $         1.89
Band 100                                     -               -              1.91
Band 75                                      -               -              1.93
Band 50                                      -               -              1.95
Band 25                                      -               -              1.97
Band 0                                       -               -              1.99
                                  --------------  --------------
Total                             $      305,367         161,954
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        3,863
   Mortality & expense charges                                             2,683
                                                                  --------------
   Net investment income (loss)                                            1,180
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                6,059
   Realized gain distributions                                            34,421
   Net change in unrealized appreciation (depreciation)                  (23,207)
                                                                  --------------
   Net gain (loss)                                                        17,273
                                                                  --------------
Increase (decrease) in net assets from operations                 $       18,453
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended        Year ended
                                                             12/31/2007        12/31/2006
                                                           ------------     -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                            $      1,180     $        (556)
   Net realized gain (loss)                                       6,059                58
   Realized gain distributions                                   34,421             4,054
   Net change in unrealized appreciation (depreciation)         (23,207)           10,089
                                                           ------------     -------------
Increase (decrease) in net assets from operations                18,453            13,645
                                                           ------------     -------------
Contract owner transactions:
   Proceeds from units sold                                     221,040           126,399
   Cost of units redeemed                                       (54,043)          (20,616)
                                                           ------------     -------------
   Increase (decrease)                                          166,997           105,783
                                                           ------------     -------------
Net increase (decrease)                                         185,450           119,428
Net assets, beginning                                           119,917               489
                                                           ------------     -------------
Net assets, ending                                         $    305,367     $     119,917
                                                           ============     =============

Units sold                                                      121,171            84,474
Units redeemed                                                  (30,064)          (13,966)
                                                           ------------     -------------
Net increase (decrease)                                          91,107            70,508
Units outstanding, beginning                                     70,847               339
                                                           ------------     -------------
Units outstanding, ending                                       161,954            70,847
                                                           ============     =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       347,898
Cost of units redeemed                                                   (74,659)
Net investment income (loss)                                                 627
Net realized gain (loss)                                                   6,117
Realized gain distributions                                               38,476
Net change in unrealized appreciation (depreciation)                     (13,092)
                                                                 ---------------
                                                                 $       305,367
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
2/31/07    $     1.89           162   $      305           1.25%           11.4%
12/31/06         1.69            71          120           1.25%           17.5%
12/31/05         1.44           -            -             1.25%           14.3%
12/31/04         1.26           -            -             1.25%           11.5%
12/31/03         1.13           -            -             1.25%           13.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.91           -     $      -             1.00%           11.7%
12/31/06         1.71           -            -             1.00%           17.4%
12/31/05         1.45           -            -             1.00%           14.3%
12/31/04         1.27           -            -             1.00%           12.6%
12/31/03         1.13           -            -             1.00%           10.3%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.93           -     $      -             0.75%           12.0%
12/31/06         1.72           -            -             0.75%           17.7%
12/31/05         1.46           -            -             0.75%           14.6%
12/31/04         1.28           -            -             0.75%           12.9%
12/31/03         1.13           -            -             0.75%           10.3%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.95           -     $      -             0.50%           12.2%
12/31/06         1.73           -            -             0.50%           18.0%
12/31/05         1.47           -            -             0.50%           14.9%
12/31/04         1.28           -            -             0.50%           13.2%
12/31/03         1.13           -            -             0.50%           10.4%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.97           -     $      -             0.25%           12.5%
12/31/06         1.75           -            -             0.25%           18.3%
12/31/05         1.48           -            -             0.25%           15.1%
12/31/04         1.28           -            -             0.25%           13.4%
12/31/03         1.13           -            -             0.25%           10.5%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.99           -     $      -             0.00%           12.8%
12/31/06         1.76           -            -             0.00%           18.6%
12/31/05         1.49           -            -             0.00%           15.4%
12/31/04         1.29           -            -             0.00%           13.8%
12/31/03         1.13           -            -             0.00%           10.5%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007               2006               2005              2004               2003
1.8%               0.1%               0.0%              0.0%               0.0%

                             AUL American Unit Trust
                                  T. Rowe Price
                          Growth Stock (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   32,768,744  $   33,591,573       1,260,136
Receivables: investments sold          9,319,538  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $   42,088,282
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   42,088,282      41,491,305  $         1.01
Band 100                                     -               -              1.16
Band 75                                      -               -              1.02
Band 50                                      -               -              1.02
Band 25                                      -               -              1.02
Band 0                                       -               -              1.02
                                  --------------  --------------
Total                             $   42,088,282      41,491,305
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                $      122,787
   Mortality & expense charges                                            19,783
                                                                  --------------
   Net investment income (loss)                                          103,004
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (6,325)
   Realized gain distributions                                           953,960
   Net change in unrealized appreciation (depreciation)                 (822,829)
                                                                  --------------
   Net gain (loss)                                                       124,806
                                                                  --------------
Increase (decrease) in net assets from operations                 $      227,810
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 5/24/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $      103,004
   Net realized gain (loss)                                               (6,325)
   Realized gain distributions                                           953,960
   Net change in unrealized appreciation
      (depreciation)                                                    (822,829)
                                                                  --------------
Increase (decrease) in net assets from operations                        227,810
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                           42,445,612
   Cost of units redeemed                                               (585,140)
                                                                  --------------
   Increase (decrease)                                                41,860,472
                                                                  --------------
Net increase (decrease)                                               42,088,282
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $   42,088,282
                                                                  ==============

Units sold                                                            42,071,647
Units redeemed                                                          (580,342)
                                                                  --------------
Net increase (decrease)                                               41,491,305
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                             41,491,305
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    42,445,612
Cost of units redeemed                                                  (585,140)
Net investment income (loss)                                             103,004
Net realized gain (loss)                                                  (6,325)
Realized gain distributions                                              953,960
Net change in unrealized appreciation (depreciation)                    (822,829)
                                                                 ---------------
                                                                 $    42,088,282
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.01        41,491   $   42,088           1.25%            1.4%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.16           -     $      -             1.00%           15.9%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.02           -     $      -             0.75%            1.7%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.02           -     $      -             0.50%            1.9%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.02           -     $      -             0.25%            2.1%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.02           -     $      -             0.00%            2.2%
05/24/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

                                      2007
                                      0.6%

                             AUL American Unit Trust
                                  T. Rowe Price
                  International Growth & Income (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   15,516,953  $   16,439,478         872,025
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed           (12,357)
                                  --------------
Net assets                        $   15,504,596
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   15,504,596      15,725,907  $         0.99
Band 100                                     -               -              0.99
Band 75                                      -               -              0.99
Band 50                                      -               -              0.99
Band 25                                      -               -              0.99
Band 0                                       -               -              0.99
                                  --------------  --------------
Total                             $   15,504,596      15,725,907
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2007

Investment income:
   Dividend income                                                $      267,338
   Mortality & expense charges                                            13,764
                                                                  --------------
   Net investment income (loss)                                          253,574
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (3,038)
   Realized gain distributions                                           777,711
   Net change in unrealized appreciation (depreciation)                 (922,525)
                                                                  --------------
   Net gain (loss)                                                      (147,852)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      105,722
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 5/24/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $      253,574
   Net realized gain (loss)                                               (3,038)
   Realized gain distributions                                           777,711
   Net change in unrealized appreciation (depreciation)                 (922,525)
                                                                  --------------
Increase (decrease) in net assets from operations                        105,722
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                           15,542,183
   Cost of units redeemed                                               (143,309)
                                                                  --------------
   Increase (decrease)                                                15,398,874
                                                                  --------------
Net increase (decrease)                                               15,504,596
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $   15,504,596
                                                                  ==============

Units sold                                                            15,872,967
Units redeemed                                                          (147,060)
                                                                  --------------
Net increase (decrease)                                               15,725,907
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                             15,725,907
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    15,542,183
Cost of units redeemed                                                  (143,309)
Net investment income (loss)                                             253,574
Net realized gain (loss)                                                  (3,038)
Realized gain distributions                                              777,711
Net change in unrealized appreciation (depreciation)                    (922,525)
                                                                 ---------------
                                                                 $    15,504,596
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99        15,726   $   15,505           1.25%           -1.4%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.00%           -1.3%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.75%           -1.1%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -              0.50%          -1.0%
05/24/07         1.00           -            -              1.25%           0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.25%           -0.8%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.00%           -0.7%
05/24/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

                                      2007
                                      3.4%

                             AUL American Unit Trust
                                  T. Rowe Price
                          Mid-Cap Value (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      489,585  $      543,689          21,957
Receivables: investments sold              1,374  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      490,959
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      490,959         540,258  $         0.91
Band 100                                     -               -              0.91
Band 75                                      -               -              0.91
Band 50                                      -               -              0.91
Band 25                                      -               -              0.91
Band 0                                       -               -              0.92
                                  --------------  --------------
Total                             $      490,959         540,258
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                $        9,442
   Mortality & expense charges                                               285
                                                                  --------------
   Net investment income (loss)                                            9,157
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  (16)
   Realized gain distributions                                            48,366
   Net change in unrealized appreciation (depreciation)                  (54,104)
                                                                  --------------
   Net gain (loss)                                                        (5,754)
                                                                  --------------
Increase (decrease) in net assets from operations                 $        3,403
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 5/24/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $        9,157
   Net realized gain (loss)                                                  (16)
   Realized gain distributions                                            48,366
   Net change in unrealized appreciation (depreciation)                  (54,104)
                                                                  --------------
Increase (decrease) in net assets from operations                          3,403
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                              489,648
   Cost of units redeemed                                                 (2,092)
                                                                  --------------
   Increase (decrease)                                                   487,556
                                                                  --------------
Net increase (decrease)                                                  490,959
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $      490,959
                                                                  ==============

Units sold                                                               542,580
Units redeemed                                                            (2,322)
                                                                  --------------
Net increase (decrease)                                                  540,258
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                540,258
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       489,648
Cost of units redeemed                                                    (2,092)
Net investment income (loss)                                               9,157
Net realized gain (loss)                                                     (16)
Realized gain distributions                                               48,366
Net change in unrealized appreciation (depreciation)                     (54,104)
                                                                 ----------------
                                                                 $       490,959
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.91           540   $      491           1.25%           -9.1%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.91           -     $      -             1.00%           -9.0%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.91           -     $      -             0.75%           -8.8%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.91           -     $      -             0.50%           -8.7%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.91           -     $      -             0.25%           -8.6%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.92           -     $      -             0.00%           -8.4%
05/24/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

                                      2007
                                      3.8%

                             AUL American Unit Trust
                                   Old Mutual
                                    Growth II

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,568,863  $    2,797,014         228,662
Receivables: investments sold                  1  ==============  ==============
Payables: investments redeemed           (42,931)
                                  --------------
Net assets                        $    3,525,933
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,525,933       2,565,119   $        1.37
Band 100                                    -               -               1.39
Band 75                                     -               -               1.40
Band 50                                     -               -               1.42
Band 25                                     -               -               1.43
Band 0                                      -               -               1.45
                                  --------------  --------------
Total                             $    3,525,933       2,565,119
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        4,569
   Mortality & expense charges                                            42,246
                                                                  --------------
   Net investment income (loss)                                          (37,677)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              123,048
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                  568,283
                                                                  --------------
   Net gain (loss)                                                       691,331
                                                                  --------------
Increase (decrease) in net assets from operations                 $      653,654
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                              $   (37,677)      $     (47,664)
   Net realized gain (loss)                                      123,048              40,109
   Realized gain distributions                                      -                   -
   Net change in unrealized appreciation (depreciation)          568,283             217,648
                                                            ------------       -------------
Increase (decrease) in net assets from operations                653,654             210,093
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      455,992             489,802
   Cost of units redeemed                                       (913,012)         (1,381,336)
                                                            ------------       -------------
   Increase (decrease)                                          (457,020)           (891,534)
                                                            ------------       -------------
Net increase (decrease)                                          196,634            (681,441)
Net assets, beginning                                          3,329,299           4,010,740
                                                            ------------       -------------
Net assets, ending                                          $  3,525,933       $   3,329,299
                                                            ============       =============

Units sold                                                       426,587             467,534
Units redeemed                                                  (813,732)         (1,280,539)
                                                            ------------       -------------
Net increase (decrease)                                         (387,145)           (813,005)
Units outstanding, beginning                                   2,952,264           3,765,269
                                                            ------------       -------------
Units outstanding, ending                                      2,565,119           2,952,264
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    29,005,553
Cost of units redeemed                                               (21,349,913)
Net investment income (loss)                                            (282,979)
Net realized gain (loss)                                              (4,618,577)
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                     771,849
                                                                 ---------------
                                                                 $     3,525,933
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.37         2,565    $   3,526           1.25%           21.9%
12/31/06         1.13         2,952        3,329           1.25%            5.4%
12/31/05         1.07         3,748        4,010           1.25%           10.3%
12/31/04         0.97         4,151        4,026           1.25%            5.4%
12/31/03         0.92         4,498        4,138           1.25%           24.3%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.39          -       $    -              1.00%           22.2%
12/31/06         1.14          -            -              1.00%            6.3%
12/31/05         1.07          -            -              1.00%           18.3%
12/31/04         0.90          -            -              1.00%            5.6%
12/31/03         0.86          -            -              1.00%            7.4%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.40          -       $    -              0.75%           22.5%
12/31/06         1.15          -            -              0.75%            6.1%
12/31/05         1.08          -            -              0.75%           19.0%
12/31/04         0.91          -            -              0.75%            5.9%
12/31/03         0.86          -            -              0.75%            7.5%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.42          -       $    -              0.50%           22.8%
12/31/06         1.16          -            -              0.50%            7.0%
12/31/05         1.08          -            -              0.50%           18.6%
12/31/04         0.91          -            -              0.50%            6.2%
12/31/03         0.86          -            -              0.50%            7.5%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.43          -       $    -              0.25%           23.1%
12/31/06         1.16          -            -              0.25%            6.9%
12/31/05         1.09          -            -              0.25%           19.4%
12/31/04         0.91          -            -              0.25%            6.4%
12/31/03         0.86          -            -              0.25%            7.6%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.45          -       $    -              0.00%           23.4%
12/31/06         1.17          -            -              0.00%            7.2%
12/31/05         1.10          -            -              0.00%           11.1%
12/31/04         0.99          -            -              0.00%            6.8%
12/31/03         0.92          -            -              0.00%            2.6%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007     2006    2005     2004     2003
0.1%     0.0%    0.0%     0.0%     0.0%

                             AUL American Unit Trust
                                   Old Mutual
                           Technology & Communications

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    2,626,728  $    1,986,607         737,842
Receivables: investments sold                  6  ==============  ==============
Payables: investments redeemed              (340)
                                  --------------
Net assets                        $    2,626,394
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    2,626,394       2,164,214   $        1.21
Band 100                                    -                -              1.23
Band 75                                     -                -              1.24
Band 50                                     -                -              1.25
Band 25                                     -                -              1.27
Band 0                                      -                -              1.28
                                  --------------  --------------
Total                             $    2,626,394       2,164,214
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                            32,288
                                                                  --------------
   Net investment income (loss)                                          (32,288)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              194,119
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                  513,429
                                                                  --------------
   Net gain (loss)                                                       707,548
                                                                  --------------
Increase (decrease) in net assets from operations                 $      675,260
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $    (32,288)      $     (51,263)
   Net realized gain (loss)                                      194,119               3,549
   Realized gain distributions                                      -                   -
   Net change in unrealized appreciation (depreciation)          513,429             126,423
                                                            ------------       -------------
Increase (decrease) in net assets from operations                675,260              78,709
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      434,149             922,577
   Cost of units redeemed                                     (1,281,703)         (3,319,643)
                                                            ------------       -------------
   Increase (decrease)                                          (847,554)         (2,397,066)
                                                            ------------       -------------
Net increase (decrease)                                         (172,294)         (2,318,357)
Net assets, beginning                                          2,798,688           5,117,045
                                                            ------------       -------------
Net assets, ending                                          $  2,626,394       $   2,798,688
                                                            ============       =============

Units sold                                                       679,057           1,221,772
Units redeemed                                                (1,551,152)         (3,926,513)
                                                            ------------       -------------
Net increase (decrease)                                         (872,095)         (2,704,741)
Units outstanding, beginning                                   3,036,309           5,741,050
                                                            ------------       -------------
Units outstanding, ending                                      2,164,214           3,036,309
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    33,693,352
Cost of units redeemed                                               (26,189,466)
Net investment income (loss)                                             140,021
Net realized gain (loss)                                              (7,584,305)
Realized gain distributions                                            1,926,671
Net change in unrealized appreciation (depreciation)                     640,121
                                                                 ---------------
                                                                 $     2,626,394
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.21         2,164    $   2,626           1.25%           31.7%
12/31/06         0.92         3,037        2,799           1.25%            3.6%
12/31/05         0.89         5,749        5,117           1.25%            8.5%
12/31/04         0.82         7,526        6,171           1.25%            5.1%
12/31/03         0.78         6,682        5,212           1.25%           44.4%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.23          -       $    -              1.00%           32.0%
12/31/06         0.93          -            -              1.00%            3.7%
12/31/05         0.90          -            -              1.00%            8.8%
12/31/04         0.82          -            -              1.00%            4.9%
12/31/03         0.79          -            -              1.00%            8.7%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.24          -       $    -              0.75%           32.3%
12/31/06         0.94          -            -              0.75%            3.9%
12/31/05         0.90          -            -              0.75%            9.1%
12/31/04         0.83          -            -              0.75%            5.1%
12/31/03         0.79          -            -              0.75%            8.8%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.25          -       $    -              0.50%           32.7%
12/31/06         0.94          -            -              0.50%            4.2%
12/31/05         0.91          -            -              0.50%            9.4%
12/31/04         0.83          -            -              0.50%            5.4%
12/31/03         0.79          -            -              0.50%            8.8%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.27          -       $    -              0.25%           33.0%
12/31/06         0.95          -            -              0.25%            4.4%
12/31/05         0.91          -            -              0.25%            9.6%
12/31/04         0.83          -            -              0.25%            5.7%
12/31/03         0.79          -            -              0.25%            8.9%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.28          -       $    -              0.00%           33.3%
12/31/06         0.96          -            -              0.00%            4.7%
12/31/05         0.92          -            -              0.00%            9.9%
12/31/04         0.83          -            -              0.00%            6.4%
12/31/03         0.78          -            -              0.00%            8.5%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007     2006     2005     2004     2003
0.0%     0.0%     0.0%     0.0%     0.0%

                             AUL American Unit Trust
                                   Old Mutual
                                    Large Cap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      300,630  $      268,293          18,970
Receivables: investments sold               -     ==============  ==============
Payables: investments redeemed              (303)
                                  --------------
Net assets                        $      300,327
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      300,327         272,360     $      1.10
Band 100                                    -               -               1.11
Band 75                                     -               -               1.13
Band 50                                     -               -               1.14
Band 25                                     -               -               1.15
Band 0                                      -               -               1.20
                                  --------------  --------------
Total                             $      300,327         272,360
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        1,447
   Mortality & expense charges                                             4,548
                                                                  --------------
   Net investment income (loss)                                           (3,101)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               26,970
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                  (18,629)
                                                                  --------------
   Net gain (loss)                                                         8,341
                                                                  --------------
Increase (decrease) in net assets from operations                 $        5,240
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     (3,101)      $      (3,673)
   Net realized gain (loss)                                       26,970              21,764
   Realized gain distributions                                       -                  -
   Net change in unrealized appreciation (depreciation)          (18,629)             52,567
                                                            ------------       -------------
Increase (decrease) in net assets from operations                  5,240              70,658
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                       69,379             104,786
   Cost of units redeemed                                       (127,646)           (230,036)
                                                            ------------       -------------
   Increase (decrease)                                           (58,267)           (125,250)
                                                            ------------       -------------
Net increase (decrease)                                          (53,027)            (54,592)
Net assets, beginning                                            353,354             407,946
                                                            ------------       -------------
Net assets, ending                                          $    300,327       $     353,354
                                                            ============       =============

Units sold                                                        62,481             101,960
Units redeemed                                                  (112,044)           (229,063)
                                                            ------------       -------------
Net increase (decrease)                                          (49,563)           (127,103)
Units outstanding, beginning                                     321,923             449,026
                                                            ------------       -------------
Units outstanding, ending                                        272,360             321,923
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       859,195
Cost of units redeemed                                                  (669,693)
Net investment income (loss)                                             (10,332)
Net realized gain (loss)                                                  87,133
Realized gain distributions                                                1,687
Net change in unrealized appreciation (depreciation)                      32,337
                                                                 ---------------
                                                                 $       300,327
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.10           272    $     300           1.25%            0.4%
12/31/06         1.10           322          353           1.25%           20.7%
12/31/05         0.91           448          408           1.25%            1.1%
12/31/04         0.90           509          458           1.25%            4.7%
12/31/03         0.86           297          255           1.25%           17.8%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.11          -       $    -              1.00%            0.7%
12/31/06         1.11          -            -              1.00%           21.2%
12/31/05         0.91          -            -              1.00%            1.0%
12/31/04         0.90          -            -              1.00%            6.0%
12/31/03         0.85          -            -              1.00%            7.1%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.13          -       $    -              0.75%            0.9%
12/31/06         1.12          -            -              0.75%           21.5%
12/31/05         0.92          -            -              0.75%            1.2%
12/31/04         0.91          -            -              0.75%            6.3%
12/31/03         0.85          -            -              0.75%            7.1%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.14          -       $    -              0.50%            1.2%
12/31/06         1.13          -            -              0.50%           21.8%
12/31/05         0.92          -            -              0.50%            1.5%
12/31/04         0.91          -            -              0.50%            6.5%
12/31/03         0.85          -            -              0.50%            7.2%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.15          -       $    -              0.25%            1.4%
12/31/06         1.13          -            -              0.25%           22.1%
12/31/05         0.93          -            -              0.25%            1.7%
12/31/04         0.91          -            -              0.25%            6.8%
12/31/03         0.86          -            -              0.25%            7.3%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.20          -       $    -              0.00%            1.7%
12/31/06         1.18          -            -              0.00%           22.4%
12/31/05         0.96          -            -              0.00%            2.0%
12/31/04         0.95          -            -              0.00%            7.1%
12/31/03         0.88          -            -              0.00%            7.3%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007     2006     2005     2004     2003
0.4%     0.3%     0.5%     1.2%     1.7%

                             AUL American Unit Trust
                                   Old Mutual
                                 Emerging Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       10,267  $       10,026             573
Receivables: investments sold               -     ==============  ==============
Payables: investments redeemed                (3)
                                  --------------
Net assets                        $       10,264
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       10,264          12,218   $        0.84
Band 100                                    -                -              0.85
Band 75                                     -                -              0.86
Band 50                                     -                -              0.87
Band 25                                     -                -              0.88
Band 0                                      -                -              0.96
                                  --------------  --------------
Total                             $       10,264          12,218
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                                65
                                                                  --------------
   Net investment income (loss)                                              (65)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    1
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                      224
                                                                  --------------
   Net gain (loss)                                                           225
                                                                  --------------
Increase (decrease) in net assets from operations                 $          160
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $        (65)      $          (7)
   Net realized gain (loss)                                            1                -
   Realized gain distributions                                      -                   -
   Net change in unrealized appreciation (depreciation)              224                  29
                                                            ------------       -------------
Increase (decrease) in net assets from operations                    160                  22
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                        9,565                  80
   Cost of units redeemed                                             (6)               -
                                                            ------------       -------------
   Increase (decrease)                                             9,559                  80
                                                            ------------       -------------
Net increase (decrease)                                            9,719                 102
Net assets, beginning                                                545                 443
                                                            ------------       -------------
Net assets, ending                                          $     10,264       $         545
                                                            ============       =============

Units sold                                                        11,458                 113
Units redeemed                                                      -                   -
                                                            ------------       -------------
Net increase (decrease)                                           11,458                 113
Units outstanding, beginning                                         760                 647
                                                            ------------       -------------
Units outstanding, ending                                         12,218                 760
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        10,131
Cost of units redeemed                                                      (120)
Net investment income (loss)                                                 (82)
Net realized gain (loss)                                                      94
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                         241
                                                                 ---------------
                                                                 $        10,264
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.84            12    $      10           1.25%           16.0%
12/31/06         0.72             1            1           1.25%            6.5%
12/31/05         0.68          -            -              1.25%            6.3%
12/31/04         0.64          -            -              1.25%           -1.5%
12/31/03         0.65          -            -              1.25%           54.8%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.85          -       $    -              1.00%           16.3%
12/31/06         0.73          -            -              1.00%            6.9%
12/31/05         0.68          -            -              1.00%            5.2%
12/31/04         0.65          -            -              1.00%            0.1%
12/31/03         0.65          -            -              1.00%            5.9%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.86          -       $    -              0.75%           16.6%
12/31/06         0.74          -            -              0.75%            7.1%
12/31/05         0.69          -            -              0.75%            5.5%
12/31/04         0.65          -            -              0.75%            0.4%
12/31/03         0.65          -            -              0.75%            5.9%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.87          -       $    -              0.50%           16.9%
12/31/06         0.74          -            -              0.50%            7.4%
12/31/05         0.69          -            -              0.50%            5.7%
12/31/04         0.65          -            -              0.50%            0.6%
12/31/03         0.65          -            -              0.50%            6.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.88          -       $    -              0.25%           17.2%
12/31/06         0.75          -            -              0.25%            7.7%
12/31/05         0.69          -            -              0.25%            6.0%
12/31/04         0.66          -            -              0.25%            0.9%
12/31/03         0.65          -            -              0.25%            6.1%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.96          -       $    -              0.00%           17.5%
12/31/06         0.82          -            -              0.00%            7.9%
12/31/05         0.76          -            -              0.00%            6.2%
12/31/04         0.71          -            -              0.00%            0.2%
12/31/03         0.71          -            -              0.00%            7.2%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007     2006     2005     2004     2003
0.0%     0.0%     0.0%     0.0%     0.0%

                             AUL American Unit Trust
                                      Janus
                             Aspen Worldwide Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   25,896,635  $   18,514,393         733,287
Receivables: investments sold             10,351  ==============  ==============
Payables: investments redeemed                (1)
                                  --------------
Net assets                        $   25,906,985
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   25,906,985      13,984,817   $        1.85
Band 100                                     -               -              1.87
Band 75                                      -               -              1.89
Band 50                                      -               -              1.91
Band 25                                      -               -              1.93
Band 0                                       -               -              2.12
                                  --------------  --------------
Total                             $   25,906,985      13,984,817
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                           360,473
                                                                  --------------
   Net investment income (loss)                                         (360,473)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                            1,940,942
   Realized gain distributions                                           209,076
   Net change in unrealized appreciation (depreciation)                  610,695
                                                                  --------------
   Net gain (loss)                                                     2,760,713
                                                                  --------------
Increase (decrease) in net assets from operations                 $    2,400,240
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $   (360,473)      $     155,076
   Net realized gain (loss)                                    1,940,942          (1,505,591)
   Realized gain distributions                                   209,076                 -
   Net change in unrealized appreciation
      (depreciation)                                             610,695           6,369,922
                                                            ------------       -------------
Increase (decrease) in net assets from operations              2,400,240           5,019,407
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                    2,615,863           4,884,060
   Cost of units redeemed                                     (8,325,057)        (25,974,504)
                                                            ------------       -------------
   Increase (decrease)                                        (5,709,194)        (21,090,444)
                                                            ------------       -------------
Net increase (decrease)                                       (3,308,954)        (16,071,037)
Net assets, beginning                                         29,215,939          45,286,976
                                                            ------------       -------------
Net assets, ending                                          $ 25,906,985       $  29,215,939
                                                            ============       =============

Units sold                                                     2,313,948           3,973,201
Units redeemed                                                (5,402,589)        (17,795,110)
                                                            ------------       -------------
Net increase (decrease)                                       (3,088,641)        (13,821,909)
Units outstanding, beginning                                  17,073,458          30,895,367
                                                            ------------       -------------
Units outstanding, ending                                     13,984,817          17,073,458
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $   251,307,750
Cost of units redeemed                                              (221,019,603)
Net investment income (loss)                                           3,400,123
Net realized gain (loss)                                             (15,372,603)
Realized gain distributions                                              209,076
Net change in unrealized appreciation (depreciation)                   7,382,242
                                                                 ---------------
                                                                 $    25,906,985
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.85        13,985    $  25,907           1.25%            8.3%
12/31/06         1.71        17,073       29,216           1.25%           16.4%
12/31/05         1.47        30,807       45,287           1.25%            5.0%
12/31/04         1.40        35,781       50,094           1.25%            3.7%
12/31/03         1.35        35,990       48,586           1.25%           21.6%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.87           -      $     -             1.00%            8.5%
12/31/06         1.73           -            -             1.00%           17.0%
12/31/05         1.47           -            -             1.00%            4.9%
12/31/04         1.40           -            -             1.00%            3.6%
12/31/03         1.36           -            -             1.00%            9.6%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.89           -      $     -             0.75%            8.8%
12/31/06         1.74           -            -             0.75%           17.3%
12/31/05         1.48           -            -             0.75%            5.2%
12/31/04         1.41           -            -             0.75%            3.9%
12/31/03         1.36           -            -             0.75%            9.7%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.91           -      $     -             0.50%            9.1%
12/31/06         1.75           -            -             0.50%           17.6%
12/31/05         1.49           -            -             0.50%            5.5%
12/31/04         1.41           -            -             0.50%            4.1%
12/31/03         1.36           -            -             0.50%            9.8%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.93           -      $     -             0.25%            9.4%
12/31/06         1.77           -            -             0.25%           17.9%
12/31/05         1.50           -            -             0.25%            5.7%
12/31/04         1.42           -            -             0.25%            4.4%
12/31/03         1.36           -            -             0.25%            9.8%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.12           -      $     -             0.00%            9.6%
12/31/06         1.94           -            -             0.00%           18.2%
12/31/05         1.64           -            -             0.00%            6.0%
12/31/04         1.54           -            -             0.00%            4.9%
12/31/03         1.47           -            -             0.00%            9.6%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007     2006    2005     2004     2003
0.0%     1.6%    1.4%     1.0%     1.1%

                             AUL American Unit Trust
                                      Janus
                              Aspen Flexible Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   16,782,989  $   17,554,577       1,469,728
Receivables: investments sold             57,375  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $   16,840,364
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   16,840,364       9,952,575   $        1.69
Band 100                                     -               -              1.71
Band 75                                      -               -              1.73
Band 50                                      -               -              1.75
Band 25                                      -               -              1.77
Band 0                                       -               -              1.94
                                  --------------  --------------
Total                             $   16,840,364       9,952,575
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                           202,200
                                                                  --------------
   Net investment income (loss)                                         (202,200)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (222,664)
   Realized gain distributions                                           778,455
   Net change in unrealized appreciation (depreciation)                  538,023
                                                                  --------------
   Net gain (loss)                                                     1,093,814
                                                                  --------------
Increase (decrease) in net assets from operations                 $      891,614
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $   (202,200)      $     596,823
   Net realized gain (loss)                                     (222,664)           (222,152)
   Realized gain distributions                                   778,455              33,866
   Net change in unrealized appreciation
      (depreciation)                                             538,023              68,644
                                                            ------------       -------------
Increase (decrease) in net assets from operations                891,614             477,181
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                    2,894,946           3,798,951
   Cost of units redeemed                                     (3,530,139)         (4,701,925)
                                                            ------------       -------------
   Increase (decrease)                                          (635,193)           (902,974)
                                                            ------------       -------------
Net increase (decrease)                                          256,421            (425,793)
Net assets, beginning                                         16,583,943          17,009,736
                                                            ------------       -------------
Net assets, ending                                          $ 16,840,364       $  16,583,943
                                                            ============       =============

Units sold                                                     2,061,922           2,540,706
Units redeemed                                                (2,467,710)         (3,119,107)
                                                            ------------       -------------
Net increase (decrease)                                         (405,788)           (578,401)
Units outstanding, beginning                                  10,358,363          10,936,764
                                                            ------------       -------------
Units outstanding, ending                                      9,952,575          10,358,363
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    51,566,654
Cost of units redeemed                                               (39,176,655)
Net investment income (loss)                                           3,777,857
Net realized gain (loss)                                                  (4,694)
Realized gain distributions                                            1,448,790
Net change in unrealized appreciation (depreciation)                    (771,588)
                                                                 ---------------
                                                                 $    16,840,364
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.69         9,953    $  16,840           1.25%            5.7%
12/31/06         1.60        10,360       16,584           1.25%            2.6%
12/31/05         1.56        10,904       17,010           1.25%            1.3%
12/31/04         1.54        10,765       16,578           1.25%            2.7%
12/31/03         1.50        10,721       16,082           1.25%            4.9%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.71           -       $    -             1.00%            6.0%
12/31/06         1.61           -            -             1.00%            3.2%
12/31/05         1.56           -            -             1.00%            1.2%
12/31/04         1.55           -            -             1.00%            2.8%
12/31/03         1.50           -            -             1.00%            0.5%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.73           -       $    -             0.75%            6.2%
12/31/06         1.63           -            -             0.75%            3.4%
12/31/05         1.57           -            -             0.75%            1.4%
12/31/04         1.55           -            -             0.75%            3.0%
12/31/03         1.51           -            -             0.75%            0.6%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.75           -       $    -             0.50%            6.5%
12/31/06         1.64           -            -             0.50%            3.7%
12/31/05         1.58           -            -             0.50%            1.7%
12/31/04         1.56           -            -             0.50%            3.3%
12/31/03         1.51           -            -             0.50%            0.7%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.77           -       $    -             0.25%            6.8%
12/31/06         1.65           -            -             0.25%            4.0%
12/31/05         1.59           -            -             0.25%            1.9%
12/31/04         1.56           -            -             0.25%            3.5%
12/31/03         1.51           -            -             0.25%            0.7%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.94           -       $    -             0.00%            7.0%
12/31/06         1.81           -            -             0.00%            4.2%
12/31/05         1.74           -            -             0.00%            2.2%
12/31/04         1.70           -            -             0.00%            3.9%
12/31/03         1.64           -            -             0.00%            0.7%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007     2006    2005     2004     2003
0.0%     4.8%    5.5%     5.8%     4.8%

                             AUL American Unit Trust
                                      Janus
                       Aspen Mid Cap Value (Service Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -     $        1.09
Band 100                                     -               -              1.10
Band 75                                      -               -              1.10
Band 50                                      -               -              1.10
Band 25                                      -               -              1.11
Band 0                                       -               -              1.11
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                              Year ended       from 10/23/06
                                                              12/31/2007         to 12/31/06
                                                            ------------      --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $        -                   -
   Net realized gain (loss)                                          -                   -
   Realized gain distributions                                       -                   -
   Net change in unrealized appreciation
      (depreciation)                                                 -                   -
                                                            ------------      --------------
Increase (decrease) in net assets from operations                    -                   -
                                                            ------------      --------------
Contract owner transactions:
   Proceeds from units sold                                          -                   -
   Cost of units redeemed                                            -                   -
                                                            ------------      --------------
   Increase (decrease)                                               -                   -
                                                            ------------      --------------
Net increase (decrease)                                              -                   -
Net assets, beginning                                                -                   -
                                                            ------------      --------------
Net assets, ending                                          $        -                   -
                                                            ============      ==============

Units sold                                                           -                   -
Units redeemed                                                       -                   -
                                                            ------------      --------------
Net increase (decrease)                                              -                   -
Units outstanding, beginning                                         -                   -
                                                            ------------      --------------
Units outstanding, ending                                            -                   -
                                                            ============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $           -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                 ---------------
                                                                 $           -
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.09           -       $    -             1.25%            5.8%
12/31/06         1.03           -            -             1.25%            3.3%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.10           -      $     -             1.00%            6.1%
12/31/06         1.03           -            -             1.00%            3.4%
10/23/06         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.10           -       $    -             0.75%            6.4%
12/31/06         1.03           -            -             0.75%            3.4%
10/23/06         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.10           -       $    -             0.50%            6.6%
12/31/06         1.03           -            -             0.50%            3.5%
10/23/06         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07    $    1.11           -       $    -             0.25%            6.9%
12/31/06         1.04           -            -             0.25%            3.5%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.11           -       $    -             0.00%            7.2%
12/31/06         1.04           -            -             0.00%            3.6%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007      2006
0.0%      0.0%

                             AUL American Unit Trust
                                      Janus
                     Adviser Growth & Income Fund (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      742,287  $      834,502          47,265
Receivables: investments sold              3,099  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      745,386
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       91,024          72,066   $        1.26
Band 100                                     -               -              1.27
Band 75                                      -               -              1.28
Band 50                                  654,362         508,005            1.29
Band 25                                      -               -              1.30
Band 0                                       -               -              1.31
                                  --------------  --------------
Total                             $      745,386         580,071
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             3,951
                                                                  --------------
   Net investment income (loss)                                           (3,951)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                7,561
   Realized gain distributions                                           129,856
   Net change in unrealized appreciation (depreciation)                  (85,629)
                                                                  --------------
   Net gain (loss)                                                        51,788
                                                                  --------------
Increase (decrease) in net assets from operations                 $       47,837
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     (3,951)      $       5,388
   Net realized gain (loss)                                        7,561              11,314
   Realized gain distributions                                   129,856              36,724
   Net change in unrealized appreciation
      (depreciation)                                             (85,629)             (6,759)
                                                            ------------       -------------
Increase (decrease) in net assets from operations                 47,837              46,667
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      186,883             476,227
   Cost of units redeemed                                        (92,482)           (122,460)
                                                            ------------       -------------
   Increase (decrease)                                            94,401             353,767
                                                            ------------       -------------
Net increase (decrease)                                          142,238             400,434
Net assets, beginning                                            603,148             202,714
                                                            ------------       -------------
Net assets, ending                                          $    745,386        $    603,148
                                                            ============       =============

Units sold                                                       148,440             824,917
Units redeemed                                                   (70,944)           (502,700)
                                                            ------------       -------------
Net increase (decrease)                                           77,496             322,217
Units outstanding, beginning                                     502,575             180,358
                                                            ------------       -------------
Units outstanding, ending                                        580,071             502,575
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       870,588
Cost of units redeemed                                                  (220,735)
Net investment income (loss)                                               1,440
Net realized gain (loss)                                                  19,019
Realized gain distributions                                              167,289
Net change in unrealized appreciation (depreciation)                     (92,215)
                                                                 ---------------
                                                                 $       745,386
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.26            72    $      91           1.25%            6.5%
12/31/06         1.19            18           21           1.25%            5.9%
12/31/05         1.12           181          203           1.25%           12.0%
05/20/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.27           -       $    -             1.00%            6.7%
12/31/06         1.19           -            -             1.00%            5.8%
12/31/05         1.13           -            -             1.00%            0.0%
05/20/05         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.28           -       $    -             0.75%            7.0%
12/31/06         1.20           -            -             0.75%            6.1%
12/31/05         1.13           -            -             0.75%            0.0%
05/20/05         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.29           508     $    654           0.50%            7.3%
12/31/06         1.20           485          582           0.50%            6.3%
12/31/05         1.13           -            -             0.50%            0.0%
05/20/05         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.30           -       $    -             0.25%            7.6%
12/31/06         1.21           -            -             0.25%            6.6%
12/31/05         1.13           -            -             0.25%            0.0%
05/20/05         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.31           -       $    -             0.00%            7.8%
12/31/06         1.21           -            -             0.00%            6.9%
12/31/05         1.13           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007     2006    2005
0.0%     1.6%    0.1%

                             AUL American Unit Trust
                                      Janus
                  Adviser INTECH Risk-Managed Large Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    7,986,188  $    7,366,536         542,498
Receivables: investments sold              5,531  ==============  ==============
Payables: investments redeemed            (6,151)
                                  --------------
Net assets                        $    7,985,568
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    7,985,568       5,517,010   $        1.45
Band 100                                     -               -              1.46
Band 75                                      -               -              1.48
Band 50                                      -               -              1.49
Band 25                                      -               -              1.51
Band 0                                       -               -              1.53
                                  --------------  --------------
Total                             $    7,985,568       5,517,010
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                            97,290
                                                                  --------------
   Net investment income (loss)                                          (97,290)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               87,506
   Realized gain distributions                                           350,249
   Net change in unrealized appreciation (depreciation)                  328,337
                                                                  --------------
   Net gain (loss)                                                       766,092
                                                                  --------------
Increase (decrease) in net assets from operations                 $      668,802
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $    (97,290)      $     (82,793)
   Net realized gain (loss)                                       87,506             (15,703)
   Realized gain distributions                                   350,249                 -
   Net change in unrealized appreciation
      (depreciation)                                             328,337             290,847
                                                            ------------       -------------
Increase (decrease) in net assets from operations                668,802             192,351
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                    1,439,692           9,473,130
   Cost of units redeemed                                     (1,771,763)         (2,050,094)
                                                            ------------       -------------
   Increase (decrease)                                          (332,071)          7,423,036
                                                            ------------       -------------
Net increase (decrease)                                          336,731           7,615,387
Net assets, beginning                                          7,648,837              33,450
                                                            ------------       -------------
Net assets, ending                                          $  7,985,568       $   7,648,837
                                                            ============       =============

Units sold                                                     1,062,429           7,336,518
Units redeemed                                                (1,301,511)         (1,607,003)
                                                            ------------       -------------
Net increase (decrease)                                         (239,082)          5,729,515
Units outstanding, beginning                                   5,756,092              26,577
                                                            ------------       -------------
Units outstanding, ending                                      5,517,010           5,756,092
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    10,947,049
Cost of units redeemed                                                (3,824,443)
Net investment income (loss)                                            (179,709)
Net realized gain (loss)                                                  71,907
Realized gain distributions                                              351,112
Net change in unrealized appreciation (depreciation)                     619,652
                                                                 ---------------
                                                                 $     7,985,568
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.45         5,517    $   7,986           1.25%            8.9%
12/31/06         1.33         5,756        7,649           1.25%            5.5%
12/31/05         1.26            26           33           1.25%            5.9%
12/31/04         1.19           -            -             1.25%           11.2%
12/31/03         1.07           -            -             1.25%            7.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.46           -      $     -             1.00%            9.2%
12/31/06         1.34           -            -             1.00%            5.8%
12/31/05         1.27           -            -             1.00%            5.7%
12/31/04         1.20           -            -             1.00%           11.4%
12/31/03         1.08           -            -             1.00%            6.8%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.48           -      $     -             0.75%            9.5%
12/31/06         1.35           -            -             0.75%            6.1%
12/31/05         1.27           -            -             0.75%            5.9%
12/31/04         1.20           -            -             0.75%           11.7%
12/31/03         1.08           -            -             0.75%            6.8%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.49           -      $     -             0.50%            9.8%
12/31/06         1.36           -            -             0.50%            6.4%
12/31/05         1.28           -            -             0.50%            6.2%
12/31/04         1.21           -            -             0.50%           12.0%
12/31/03         1.08           -            -             0.50%            6.9%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.51           -      $     -             0.25%           10.0%
12/31/06         1.37           -            -             0.25%            6.6%
12/31/05         1.29           -            -             0.25%            6.5%
12/31/04         1.21           -            -             0.25%           12.2%
12/31/03         1.08           -            -             0.25%            7.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.53           -      $     -             0.00%           10.3%
12/31/06         1.38           -            -             0.00%            6.9%
12/31/05         1.30           -            -             0.00%            6.7%
12/31/04         1.21           -            -             0.00%           12.5%
12/31/03         1.08           -            -             0.00%            0.1%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007     2006    2005     2004     2003
0.0%     0.2%    2.8%     0.0%     0.0%

                             AUL American Unit Trust
                                      Janus
                             Adviser Small Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      122,742  $      138,736         8,429
Receivables: investments sold                149  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      122,891
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      122,891          82,033   $        1.50
Band 100                                     -               -              1.51
Band 75                                      -               -              1.53
Band 50                                      -               -              1.55
Band 25                                      -               -              1.56
Band 0                                       -               -              1.58
                                  --------------  --------------
Total                             $      122,891          82,033
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             1,202
                                                                  --------------
   Net investment income (loss)                                           (1,202)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                2,683
   Realized gain distributions                                             5,769
   Net change in unrealized appreciation (depreciation)                  (16,984)
                                                                  --------------
   Net gain (loss)                                                        (8,532)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (9,734)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     (1,202)      $         (90)
   Net realized gain (loss)                                        2,683                  63
   Realized gain distributions                                     5,769               1,532
   Net change in unrealized appreciation
      (depreciation)                                             (16,984)              1,052
                                                            ------------       -------------
Increase (decrease) in net assets from operations                 (9,734)              2,557
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      127,677              44,605
   Cost of units redeemed                                        (45,231)               (425)
                                                            ------------       -------------
   Increase (decrease)                                            82,446              44,180
                                                            ------------       -------------
Net increase (decrease)                                           72,712              46,737
Net assets, beginning                                             50,179               3,442
                                                            ------------       -------------
Net assets, ending                                          $    122,891       $      50,179
                                                            ============       =============

Units sold                                                        78,247              29,032
Units redeemed                                                   (27,548)               (292)
                                                            ------------       -------------
Net increase (decrease)                                           50,699              28,740
Units outstanding, beginning                                      31,334               2,594
                                                            ------------       -------------
Units outstanding, ending                                         82,033              31,334
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       175,675
Cost of units redeemed                                                   (45,656)
Net investment income (loss)                                              (1,247)
Net realized gain (loss)                                                   2,746
Realized gain distributions                                                7,365
Net change in unrealized appreciation (depreciation)                     (15,992)
                                                                 ---------------
                                                                 $       122,891
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.50            82    $     123           1.25%           -6.5%
12/31/06         1.60            31           50           1.25%           20.4%
12/31/05         1.33             2            3           1.25%            4.7%
12/31/04         1.27           -            -             1.25%           15.5%
12/31/03         1.10           -            -             1.25%           10.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.51           -      $     -             1.00%           -6.2%
12/31/06         1.61           -            -             1.00%           21.0%
12/31/05         1.33           -            -             1.00%            4.6%
12/31/04         1.28           -            -             1.00%           16.3%
12/31/03         1.10           -            -             1.00%            9.7%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.53           -      $     -             0.75%           -6.0%
12/31/06         1.63           -            -             0.75%           21.3%
12/31/05         1.34           -            -             0.75%            4.9%
12/31/04         1.28           -            -             0.75%           16.6%
12/31/03         1.10           -            -             0.75%            9.8%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $       1.55         -      $     -             0.50%           -5.7%
12/31/06           1.64         -            -             0.50%           21.6%
12/31/05           1.35         -            -             0.50%            5.1%
12/31/04           1.28         -            -             0.50%           16.9%
12/31/03           1.10         -            -             0.50%            9.9%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07    $    1.56           -      $     -             0.25%           -5.5%
12/31/06         1.65           -            -             0.25%           21.9%
12/31/05         1.36           -            -             0.25%            5.4%
12/31/04         1.29           -            -             0.25%           17.2%
12/31/03         1.10           -            -             0.25%            9.9%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.58           -      $     -             0.00%           -5.3%
12/31/06         1.67           -            -             0.00%           22.2%
12/31/05         1.37           -            -             0.00%            5.6%
12/31/04         1.29           -            -             0.00%           17.5%
12/31/03         1.10           -            -             0.00%           10.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007     2006    2005     2004     2003
0.0%     0.2%    2.7%     0.0%     0.0%

                             AUL American Unit Trust
                                      Janus
                         Adviser Mid Cap Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -     $        1.10
Band 100                                     -               -              1.10
Band 75                                      -               -              1.10
Band 50                                      -               -              1.11
Band 25                                      -               -              1.11
Band 0                                       -               -              1.11
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                              Year ended       from 10/23/06
                                                              12/31/2007         to 12/31/06
                                                            ------------      --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $        -                   -
   Net realized gain (loss)                                          -                   -
   Realized gain distributions                                       -                   -
   Net change in unrealized appreciation
      (depreciation)                                                 -                   -
                                                            ------------      --------------
Increase (decrease) in net assets from operations                    -                   -
                                                            ------------      --------------
Contract owner transactions:
   Proceeds from units sold                                          -                   -
   Cost of units redeemed                                            -                   -
                                                            ------------      --------------
   Increase (decrease)                                               -                   -
                                                            ------------      --------------
Net increase (decrease)                                              -                   -
Net assets, beginning                                                -                   -
                                                            ------------      --------------
Net assets, ending                                          $        -                   -
                                                            ============      ==============

Units sold                                                           -                   -
Units redeemed                                                       -                   -
                                                            ------------      --------------
Net increase (decrease)                                              -                   -
Units outstanding, beginning                                         -                   -
                                                            ------------      --------------
Units outstanding, ending                                            -                   -
                                                            ============      ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $           -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                 ---------------
                                                                 $           -
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.10           -      $     -             1.25%            5.5%
12/31/06         1.04           -            -             1.25%            4.0%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.10           -      $     -             1.00%            5.8%
12/31/06         1.04           -            -             1.00%            4.1%
10/23/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.10           -      $     -             0.75%            6.0%
12/31/06         1.04           -            -             0.75%            4.1%
10/23/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.11           -      $     -             0.50%            6.3%
12/31/06         1.04           -            -             0.50%            4.2%
10/23/06         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.11           -      $     -             0.25%            6.6%
12/31/06         1.04           -            -             0.25%            4.2%
10/23/06         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.11           -      $     -             0.00%            6.8%
12/31/06         1.04           -            -             0.00%            4.3%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007     2006
0.0%     0.0%


                             AUL American Unit Trust
                                      Janus
                               Adviser Forty Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      830,271  $      686,222          18,957
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed           (51,128)
                                  --------------
Net assets                        $      779,143
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      779,143         476,508   $        1.64
Band 100                                     -               -              1.65
Band 75                                      -               -              1.66
Band 50                                      -               -              1.67
Band 25                                      -               -              1.68
Band 0                                       -               -              1.69
                                  --------------  --------------
Total                             $      779,143         476,508
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             5,743
                                                                  --------------
   Net investment income (loss)                                           (5,743)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                6,613
   Realized gain distributions                                               117
   Net change in unrealized appreciation (depreciation)                  133,366
                                                                  --------------
   Net gain (loss)                                                       140,096
                                                                  --------------
Increase (decrease) in net assets from operations                 $      134,353
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     (5,743)      $      (1,654)
   Net realized gain (loss)                                        6,613                 157
   Realized gain distributions                                       117               8,939
   Net change in unrealized appreciation
      (depreciation)                                             133,366              10,602
                                                            ------------       -------------
Increase (decrease) in net assets from operations                134,353              18,044
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      485,153             277,388
   Cost of units redeemed                                       (115,726)            (24,784)
                                                            ------------       -------------
   Increase (decrease)                                           369,427             252,604
                                                            ------------       -------------
Net increase (decrease)                                          503,780             270,648
Net assets, beginning                                            275,363               4,715
                                                            ------------       -------------
Net assets, ending                                          $    779,143       $     275,363
                                                            ============       =============

Units sold                                                       328,137             243,509
Units redeemed                                                   (76,502)            (22,817)
                                                            ------------       -------------
Net increase (decrease)                                          251,635             220,692
Units outstanding, beginning                                     224,873               4,181
                                                            ------------       -------------
Units outstanding, ending                                        476,508             224,873
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       767,985
Cost of units redeemed                                                  (141,301)
Net investment income (loss)                                              (7,404)
Net realized gain (loss)                                                   6,758
Realized gain distributions                                                9,056
Net change in unrealized appreciation (depreciation)                     144,049
                                                                 ---------------
                                                                 $       779,143
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.64           477    $     779           1.25%           33.5%
12/31/06         1.22           225          275           1.25%            8.4%
12/31/05         1.13             4            5           1.25%           13.0%
05/20/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.65           -      $     -             1.00%           33.9%
12/31/06         1.23           -            -             1.00%            8.8%
12/31/05         1.13           -            -             1.00%           13.0%
05/20/05         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.66           -      $     -             0.75%           34.2%
12/31/06         1.23           -            -             0.75%            9.1%
12/31/05         1.13           -            -             0.75%           13.1%
05/20/05         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.67           -      $     -             0.50%           34.5%
12/31/06         1.24           -            -             0.50%            9.4%
12/31/05         1.13           -            -             0.50%           13.3%
05/20/05         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.68           -      $     -             0.25%           34.9%
12/31/06         1.24           -            -             0.25%            9.7%
12/31/05         1.13           -            -             0.25%           13.5%
05/20/05         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.69           -      $     -             0.00%           35.2%
12/31/06         1.25           -            -             0.00%            9.9%
12/31/05         1.14           -            -             0.00%           13.7%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007     2006    2005
0.0%     0.3%    0.0%

                             AUL American Unit Trust
                                     Pioneer
                                Pioneer Fund VCT

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    5,217,626  $    4,423,150         202,363
Receivables: investments sold                  1  ==============  ==============
Payables: investments redeemed           (12,761)
                                  --------------
Net assets                        $    5,204,866
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    5,204,866       3,557,248  $         1.46
Band 100                                     -               -              1.48
Band 75                                      -               -              1.49
Band 50                                      -               -              1.51
Band 25                                      -               -              1.53
Band 0                                       -               -              1.68
                                  --------------  --------------
Total                             $    5,204,866       3,557,248
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       68,919
   Mortality & expense charges                                            72,155
                                                                  --------------
   Net investment income (loss)                                           (3,236)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              462,607
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                 (219,079)
                                                                  --------------
   Net gain (loss)                                                       243,528
                                                                  --------------
Increase (decrease) in net assets from operations                 $      240,292
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     (3,236)      $       5,417
   Net realized gain (loss)                                      462,607             301,489
   Realized gain distributions                                       -                   -
   Net change in unrealized appreciation
      (depreciation)                                            (219,079)            595,610
                                                            ------------       -------------
Increase (decrease) in net assets from operations                240,292             902,516
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      355,353           1,520,826
   Cost of units redeemed                                     (1,597,208)         (2,794,679)
                                                            ------------       -------------
   Increase (decrease)                                        (1,241,855)         (1,273,853)
                                                            ------------       -------------
Net increase (decrease)                                       (1,001,563)           (371,337)
Net assets, beginning                                          6,206,429           6,577,766
                                                            ------------       -------------
Net assets, ending                                          $  5,204,866       $   6,206,429
                                                            ============       =============

Units sold                                                       709,813           1,457,026
Units redeemed                                                (1,550,368)         (2,427,974)
                                                            ------------       -------------
Net increase (decrease)                                         (840,555)           (970,948)
Units outstanding, beginning                                   4,397,803           5,368,751
                                                            ------------       -------------
Units outstanding, ending                                      3,557,248           4,397,803
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    18,540,621
Cost of units redeemed                                               (13,991,130)
Net investment income (loss)                                             314,102
Net realized gain (loss)                                                (453,203)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     794,476
                                                                 ---------------
                                                                 $     5,204,866
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.46         3,557   $    5,205           1.25%            3.5%
12/31/06         1.41         4,389        6,206           1.25%           15.0%
12/31/05         1.23         2,096        2,578           1.25%            5.1%
12/31/04         1.17         6,281        7,349           1.25%            6.4%
12/31/03         1.10         5,987        6,586           1.25%           23.6%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.48           -     $      -             1.00%            4.1%
12/31/06         1.42           -            -             1.00%           15.4%
12/31/05         1.23           -            -             1.00%            4.9%
12/31/04         1.17           -            -             1.00%            6.7%
12/31/03         1.10           -            -             1.00%            7.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.49           -     $      -             0.75%            4.2%
12/31/06         1.43           -            -             0.75%           15.8%
12/31/05         1.24           -            -             0.75%            5.3%
12/31/04         1.18           -            -             0.75%            6.9%
12/31/03         1.10           -            -             0.75%            7.1%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.51           -     $      -             0.50%            4.5%
12/31/06         1.45           -            -             0.50%           16.1%
12/31/05         1.25           -            -             0.50%            5.6%
12/31/04         1.18           -            -             0.50%            7.2%
12/31/03         1.10           -            -             0.50%            7.1%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.53           -     $      -             0.25%            4.7%
12/31/06         1.46           -            -             0.25%           16.3%
12/31/05         1.25           -            -             0.25%            5.9%
12/31/04         1.18           -            -             0.25%            7.5%
12/31/03         1.10           -            -             0.25%            7.2%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.68           -     $      -             0.00%            5.0%
12/31/06         1.60           -            -             0.00%           16.6%
12/31/05         1.37           -            -             0.00%            6.1%
12/31/04         1.29           -            -             0.00%            8.0%
12/31/03         1.19           -            -             0.00%            7.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
1.2%       1.3%       1.3%       1.1%       1.0%

                             AUL American Unit Trust
                                     Pioneer
                            Growth Opportunities VCT

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   16,697,158  $   17,746,596         744,089
Receivables: investments sold              5,790  ==============  ==============
Payables: investments redeemed                (2)
                                  --------------
Net assets                        $   16,702,946
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   16,702,946       9,469,091  $         1.76
Band 100                                     -               -              1.78
Band 75                                      -               -              1.80
Band 50                                      -               -              1.82
Band 25                                      -               -              1.84
Band 0                                       -               -              2.02
                                  --------------  --------------
Total                             $   16,702,946       9,469,091
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                           258,014
                                                                  --------------
   Net investment income (loss)                                         (258,014)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              608,332
   Realized gain distributions                                         2,847,013
   Net change in unrealized appreciation (depreciation)               (3,895,374)
                                                                  --------------
   Net gain (loss)                                                      (440,029)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (698,043)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended           Year ended
                                                              12/31/2007           12/31/2006
                                                            ------------       --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $   (258,014)      $     (304,664)
   Net realized gain (loss)                                      608,332              611,001
   Realized gain distributions                                 2,847,013                  -
   Net change in unrealized appreciation
      (depreciation)                                          (3,895,374)             661,179
                                                            ------------       --------------
Increase (decrease) in net assets from operations               (698,043)             967,516
                                                            ------------       --------------
Contract owner transactions:
   Proceeds from units sold                                    1,108,412            5,166,727
   Cost of units redeemed                                     (6,226,366)          (8,919,825)
                                                            ------------       --------------
   Increase (decrease)                                        (5,117,954)          (3,753,098)
                                                            ------------       --------------
Net increase (decrease)                                       (5,815,997)          (2,785,582)
Net assets, beginning                                         22,518,943           25,304,525
                                                            ------------       --------------
Net assets, ending                                          $ 16,702,946       $   22,518,943
                                                            ============       ==============

Units sold                                                     1,486,125            2,996,482
Units redeemed                                                (4,137,301)          (5,079,792)
Net increase (decrease)                                       (2,651,176)          (2,083,310)
Units outstanding, beginning                                  12,120,267           14,203,577
                                                            ------------       --------------
Units outstanding, ending                                      9,469,091           12,120,267
                                                            ============       ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $    76,731,615
Cost of units redeemed                                               (65,337,004)
Net investment income (loss)                                             993,950
Net realized gain (loss)                                               2,458,410
Realized gain distributions                                            2,905,413
Net change in unrealized appreciation (depreciation)                  (1,049,438)
                                                                 ---------------
                                                                 $    16,702,946
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.76         9,469   $   16,703           1.25%           -5.1%
12/31/06         1.86        12,120       22,519           1.25%            4.4%
12/31/05         1.78        14,216       25,305           1.25%            5.3%
12/31/04         1.69        15,127       25,565           1.25%           20.7%
12/31/03         1.40        13,464       18,849           1.25%           41.4%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.78           -     $      -             1.00%           -4.8%
12/31/06         1.87           -            -             1.00%            4.5%
12/31/05         1.79           -            -             1.00%            5.6%
12/31/04         1.70           -            -             1.00%           21.2%
12/31/03         1.40           -            -             1.00%            9.4%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.80           -     $      -             0.75%           -4.6%
12/31/06         1.89           -            -             0.75%            4.8%
12/31/05         1.80           -            -             0.75%            5.8%
12/31/04         1.70           -            -             0.75%           21.5%
12/31/03         1.40           -            -             0.75%            9.4%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.82           -     $      -             0.50%           -4.3%
12/31/06         1.90           -            -             0.50%            5.1%
12/31/05         1.81           -            -             0.50%            6.1%
12/31/04         1.71           -            -             0.50%           21.8%
12/31/03         1.40           -            -             0.50%            9.5%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.84           -     $      -             0.25%           -4.1%
12/31/06         1.92           -            -             0.25%            5.3%
12/31/05         1.82           -            -             0.25%            6.4%
12/31/04         1.71           -            -             0.25%           22.1%
12/31/03         1.40           -            -             0.25%            9.6%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     2.02           -     $      -             0.00%           -3.9%
12/31/06         2.10           -            -             0.00%            5.6%
12/31/05         1.99           -            -             0.00%            6.6%
12/31/04         1.87           -            -             0.00%           21.3%
12/31/03         1.54           -            -             0.00%           10.6%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
0.0%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                     Pioneer
                                 High Yield Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      542,509  $      565,937          46,214
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed            (3,490)
                                  --------------
Net assets                        $      539,019
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      309,961         254,402  $         1.22
Band 100                                  91,175          74,343            1.23
Band 75                                      -               -              1.23
Band 50                                  137,883         110,969            1.24
Band 25                                      -               -              1.25
Band 0                                       -               -              1.26
                                  --------------  --------------
Total                             $      539,019         439,714
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       18,634
   Mortality & expense charges                                             4,102
                                                                  --------------
   Net investment income (loss)                                           14,532
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                2,933
   Realized gain distributions                                            24,963
   Net change in unrealized appreciation (depreciation)                  (25,998)
                                                                  --------------
   Net gain (loss)                                                         1,898
                                                                  --------------
Increase (decrease) in net assets from operations                 $       16,430
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     14,532       $       3,740
   Net realized gain (loss)                                        2,933                 209
   Realized gain distributions                                    24,963               8,496
   Net change in unrealized appreciation
      (depreciation)                                             (25,998)              2,634
                                                            ------------       -------------
Increase (decrease) in net assets from operations                 16,430              15,079
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      385,167             233,940
   Cost of units redeemed                                        (90,703)            (22,848)
                                                            ------------       -------------
   Increase (decrease)                                           294,464             211,092
                                                            ------------       -------------
Net increase (decrease)                                          310,894             226,171
Net assets, beginning                                            228,125               1,954
                                                            ------------       -------------
Net assets, ending                                          $    539,019       $     228,125
                                                            ============       =============

Units sold                                                       318,561             214,960
Units redeemed                                                   (74,808)            (20,838)
                                                            ------------       -------------
Net increase (decrease)                                          243,753             194,122
Units outstanding, beginning                                     195,961               1,839
                                                            ------------       -------------
Units outstanding, ending                                        439,714             195,961
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       621,051
Cost of units redeemed                                                  (113,551)
Net investment income (loss)                                              18,282
Net realized gain (loss)                                                   3,142
Realized gain distributions                                               33,523
Net change in unrealized appreciation (depreciation)                     (23,428)
                                                                 ---------------
                                                                 $       539,019
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.22           254   $      310           1.25%            5.4%
12/31/06         1.16            41           47           1.25%            9.1%
12/31/05         1.06             2            2           1.25%            6.0%
05/20/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.23            74   $       91           1.00%            5.6%
12/31/06         1.16            65           75           1.00%            9.1%
12/31/05         1.06           -            -             1.00%            6.4%
05/20/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.23           -     $      -             0.75%            5.9%
12/31/06         1.17           -            -             0.75%            9.4%
12/31/05         1.07           -            -             0.75%            6.6%
05/20/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.24           111   $      138           0.50%            6.2%
12/31/06         1.17            91          106           0.50%            9.7%
12/31/05         1.07           -            -             0.50%            6.7%
05/20/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.25           -     $      -             0.25%            6.4%
12/31/06         1.18           -            -             0.25%            9.9%
12/31/05         1.07           -            -             0.25%            6.9%
05/20/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.26           -     $      -             0.00%            6.7%
12/31/06         1.18           -            -             0.00%           10.2%
12/31/05         1.07           -            -             0.00%            7.1%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007       2006       2005
4.9%       3.9%       1.2%

                             AUL American Unit Trust
                                     Pioneer
                               Mid Cap Value Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      872,991  $      937,224          39,778
Receivables: investments sold              1,090  ==============  ==============
Payables: investments redeemed                (1)
                                  --------------
Net assets                        $      874,080
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      874,080         719,850  $         1.21
Band 100                                     -               -              1.22
Band 75                                      -               -              1.23
Band 50                                      -               -              1.24
Band 25                                      -               -              1.25
Band 0                                       -               -              1.25
                                  --------------  --------------
Total                             $      874,080         719,850
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        1,603
   Mortality & expense charges                                            10,403
                                                                  --------------
   Net investment income (loss)                                           (8,800)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                8,913
   Realized gain distributions                                            61,523
   Net change in unrealized appreciation (depreciation)                  (44,327)
                                                                  --------------
   Net gain (loss)                                                        26,109
                                                                  --------------
Increase (decrease) in net assets from operations                 $       17,309
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     (8,800)      $      (2,640)
   Net realized gain (loss)                                        8,913              (3,155)
   Realized gain distributions                                    61,523              95,149
   Net change in unrealized appreciation
      (depreciation)                                             (44,327)            (19,163)
                                                            ------------       -------------
Increase (decrease) in net assets from operations                 17,309              70,191
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      395,558             722,365
   Cost of units redeemed                                       (221,721)           (182,257)
                                                            ------------       -------------
   Increase (decrease)                                           173,837             540,108
                                                            ------------       -------------
Net increase (decrease)                                          191,146             610,299
Net assets, beginning                                            682,934              72,635
                                                            ------------       -------------
Net assets, ending                                          $    874,080       $     682,934
                                                            ============       =============

Units sold                                                       342,346             679,231
Units redeemed                                                  (206,299)           (164,113)
                                                            ------------       -------------
Net increase (decrease)                                          136,047             515,118
Units outstanding, beginning                                     583,803              68,685
                                                            ------------       -------------
Units outstanding, ending                                        719,850             583,803
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     1,197,109
Cost of units redeemed                                                  (412,356)
Net investment income (loss)                                             (11,458)
Net realized gain (loss)                                                   5,818
Realized gain distributions                                              159,200
Net change in unrealized appreciation (depreciation)                     (64,233)
                                                                 ---------------
                                                                 $       874,080
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.21           720   $      874           1.25%            3.7%
12/31/06         1.17           584          683           1.25%           10.4%
12/31/05         1.06            69           73           1.25%            6.0%
05/20/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.22           -     $      -             1.00%            4.0%
12/31/06         1.18           -            -             1.00%           11.0%
12/31/05         1.06           -            -             1.00%            5.9%
05/20/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.23           -     $      -             0.75%            4.2%
12/31/06         1.18           -            -             0.75%           11.3%
12/31/05         1.06           -            -             0.75%            6.1%
05/20/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.24           -     $      -             0.50%            4.5%
12/31/06         1.18           -            -             0.50%           11.5%
12/31/05         1.06           -            -             0.50%            6.2%
05/20/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.25           -     $      -             0.25%            4.8%
12/31/06         1.19           -            -             0.25%           11.8%
12/31/05         1.06           -            -             0.25%            6.4%
05/20/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.25           -     $      -             0.00%            5.0%
12/31/06         1.19           -            -             0.00%           12.1%
12/31/05         1.07           -            -             0.00%            6.6%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006       2005
0.2%       0.6%       1.2%

                             AUL American Unit Trust
                                     Pioneer
                                Emerging Markets

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      324,213  $      288,897           6,808
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed           (59,506)
                                  --------------
Net assets                        $      264,707
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      264,707         166,997  $         1.59
Band 100                                     -               -              1.59
Band 75                                      -               -              1.59
Band 50                                      -               -              1.60
Band 25                                      -               -              1.60
Band 0                                       -               -              1.61
                                  --------------  --------------
Total                             $      264,707         166,997
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             2,104
                                                                  --------------
   Net investment income (loss)                                           (2,104)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,014
   Realized gain distributions                                            30,306
   Net change in unrealized appreciation (depreciation)                   35,316
                                                                  --------------
   Net gain (loss)                                                        66,636
                                                                  --------------
Increase (decrease) in net assets from operations                 $       64,532
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                              Year ended       from 10/24/06
                                                              12/31/2007         to 12/31/06
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     (2,104)                -
   Net realized gain (loss)                                        1,014                 -
   Realized gain distributions                                    30,306                 -
   Net change in unrealized appreciation
      (depreciation)                                              35,316                 -
                                                            ------------       -------------
Increase (decrease) in net assets from operations                 64,532                 -
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      376,143                 -
   Cost of units redeemed                                       (175,968)                -
                                                            ------------       -------------
   Increase (decrease)                                           200,175                 -
                                                            ------------       -------------
Net increase (decrease)                                          264,707                 -
Net assets, beginning                                                -                   -
                                                            ------------       -------------
Net assets, ending                                          $    264,707                 -
                                                            ============       =============

Units sold                                                       304,978                 -
Units redeemed                                                  (137,981)                -
                                                            ------------       -------------
Net increase (decrease)                                          166,997                 -
Units outstanding, beginning                                         -                   -
                                                            ------------       -------------
Units outstanding, ending                                        166,997                 -
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       376,143
Cost of units redeemed                                                  (175,968)
Net investment income (loss)                                              (2,104)
Net realized gain (loss)                                                   1,014
Realized gain distributions                                               30,306
Net change in unrealized appreciation (depreciation)                      35,316
                                                                 ---------------
                                                                 $       264,707
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.59           167   $      265           1.25%           40.2%
12/31/06         1.13           -            -             1.25%           13.1%
10/24/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.59           -     $      -             1.00%           40.5%
12/31/06         1.13           -            -             1.00%           13.1%
10/24/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.59           -     $      -             0.75%           40.9%
12/31/06         1.13           -            -             0.75%           13.2%
10/24/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.60           -     $      -             0.50%           41.3%
12/31/06         1.13           -            -             0.50%           13.2%
10/24/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.60           -     $      -             0.25%           41.6%
12/31/06         1.13           -            -             0.25%           13.3%
10/24/06         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.61           -     $      -             0.00%           42.0%
12/31/06         1.13           -            -             0.00%           13.3%
10/24/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                     Pioneer
                                 Bond (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      309,744  $      305,170          33,245
Receivables: investments sold                167  ==============  ==============
Payables: investments redeemed                (1)
                                  --------------
Net assets                        $      309,910
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      309,910         288,335  $         1.07
Band 100                                     -               -              1.08
Band 75                                      -               -              1.09
Band 50                                      -               -              1.10
Band 25                                      -               -              1.10
Band 0                                       -               -              1.11
                                  --------------  --------------
Total                             $      309,910         288,335
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        9,234
   Mortality & expense charges                                             2,554
                                                                  --------------
   Net investment income (loss)                                            6,680
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (1,113)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    3,986
                                                                  --------------
   Net gain (loss)                                                         2,873
                                                                  --------------
Increase (decrease) in net assets from operations                 $        9,553
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $      6,680       $         612
   Net realized gain (loss)                                       (1,113)                  3
   Realized gain distributions                                       -                   -
   Net change in unrealized appreciation
      (depreciation)                                               3,986                 588
                                                            ------------       -------------
Increase (decrease) in net assets from operations                  9,553               1,203
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      443,131              51,179
   Cost of units redeemed                                       (195,147)                 (8)
                                                            ------------       -------------
   Increase (decrease)                                           247,984              51,171
                                                            ------------       -------------
Net increase (decrease)                                          257,537              52,373
Net assets, beginning                                             52,373                 -
                                                            ------------       -------------
Net assets, ending                                          $    309,910       $      52,373
                                                            ============       =============

Units sold                                                       425,823              70,932
Units redeemed                                                  (188,496)            (19,924)
                                                            ------------       -------------
Net increase (decrease)                                          237,327              51,008
Units outstanding, beginning                                      51,008                 -
                                                            ------------       -------------
Units outstanding, ending                                        288,335              51,008
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                       $     494,310
Cost of units redeemed                                                              (195,155)
Net investment income (loss)                                                           7,292
Net realized gain (loss)                                                              (1,111)
Realized gain distributions                                                              -
Net change in unrealized appreciation (depreciation)                                   4,574
                                                                               -------------
                                                                               $     309,910
                                                                               =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.07           288   $      310           1.25%            4.7%
12/31/06         1.03            51           52           1.25%            1.7%
12/31/05         1.01           -            -             1.25%            1.0%
05/23/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.08           -     $      -             1.00%            4.9%
12/31/06         1.03           -            -             1.00%            2.3%
12/31/05         1.01           -            -             1.00%            0.8%
05/23/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.09           -     $      -             0.75%            5.2%
12/31/06         1.04           -            -             0.75%            2.5%
12/31/05         1.01           -            -             0.75%            1.0%
05/23/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.10           -     $      -             0.50%            5.5%
12/31/06         1.04           -            -             0.50%            2.8%
12/31/05         1.01           -            -             0.50%            1.1%
05/23/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.10           -     $      -             0.25%            5.7%
12/31/06         1.04           -            -             0.25%            3.1%
12/31/05         1.01           -            -             0.25%            1.3%
05/23/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.11           -     $      -             0.00%            6.0%
12/31/06         1.05           -            -             0.00%            3.3%
12/31/05         1.01           -            -             0.00%            1.4%
05/23/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007       2006       2005
5.1%       3.3%       0.0%

                             AUL American Unit Trust
                                     Pioneer
                                 Small Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       70,116  $       90,609           2,987
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed              (231)
                                  --------------
Net assets                        $       69,885
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       69,885          59,203  $         1.18
Band 100                                     -               -              1.19
Band 75                                      -               -              1.20
Band 50                                      -               -              1.20
Band 25                                      -               -              1.21
Band 0                                       -               -              1.22
                                  --------------  --------------
Total                             $       69,885          59,203
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             1,008
                                                                  --------------
   Net investment income (loss)                                           (1,008)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (1,692)
   Realized gain distributions                                            14,307
   Net change in unrealized appreciation (depreciation)                  (20,511)
                                                                  --------------
   Net gain (loss)                                                        (7,896)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (8,904)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     (1,008)      $        (230)
   Net realized gain (loss)                                       (1,692)               (318)
   Realized gain distributions                                    14,307               4,393
   Net change in unrealized appreciation
      (depreciation)                                             (20,511)                 18
                                                            ------------       -------------
Increase (decrease) in net assets from operations                 (8,904)              3,863
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                       73,489              53,413
   Cost of units redeemed                                        (44,938)             (7,038)
                                                            ------------       -------------
   Increase (decrease)                                            28,551              46,375
                                                            ------------       -------------
Net increase (decrease)                                           19,647              50,238
Net assets, beginning                                             50,238                 -
                                                            ------------       -------------
Net assets, ending                                          $     69,885       $      50,238
                                                            ============       =============

Units sold                                                        56,299              44,468
Units redeemed                                                   (35,805)             (5,759)
                                                            ------------       -------------
Net increase (decrease)                                           20,494              38,709
Units outstanding, beginning                                      38,709                 -
                                                            ------------       -------------
Units outstanding, ending                                         59,203              38,709
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                       $     126,902
Cost of units redeemed                                                               (51,976)
Net investment income (loss)                                                          (1,238)
Net realized gain (loss)                                                              (2,010)
Realized gain distributions                                                           18,700
Net change in unrealized appreciation (depreciation)                                 (20,493)
                                                                               -------------
                                                                               $      69,885
                                                                               =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.18            59   $       70           1.25%           -9.2%
12/31/06         1.30            39           50           1.25%           13.0%
12/31/05         1.15           -            -             1.25%           15.0%
05/23/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.19           -     $      -             1.00%           -8.9%
12/31/06         1.30           -            -             1.00%           12.9%
12/31/05         1.16           -            -             1.00%           15.5%
05/23/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.20           -     $      -             0.75%           -8.7%
12/31/06         1.31           -            -             0.75%           13.2%
12/31/05         1.16           -            -             0.75%           15.7%
05/23/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.20           -     $      -             0.50%           -8.5%
12/31/06         1.32           -            -             0.50%           13.5%
12/31/05         1.16           -            -             0.50%           15.9%
05/23/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.21           -     $      -             0.25%           -8.2%
12/31/06         1.32           -            -             0.25%           13.8%
12/31/05         1.16           -            -             0.25%           16.1%
05/23/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.22           -     $      -             0.00%           -8.0%
12/31/06         1.33           -            -             0.00%           14.1%
12/31/05         1.16           -            -             0.00%           16.2%
05/23/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005
0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                     Pioneer
                           Oak Ridge Large Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          410  $          439              30
Receivables: investments sold                 -   ==============  ==============
Payables: investments redeemed                (1)
                                  --------------
Net assets                        $          409
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          409             351  $         1.17
Band 100                                     -               -              1.17
Band 75                                      -               -              1.18
Band 50                                      -               -              1.19
Band 25                                      -               -              1.20
Band 0                                       -               -              1.20
                                  --------------  --------------
Total                             $          409             351
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                                 2
                                                                  --------------
   Net investment income (loss)                                               (2)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                                28
   Net change in unrealized appreciation (depreciation)                      (29)
                                                                  --------------
   Net gain (loss)                                                            (1)
                                                                  --------------
Increase (decrease) in net assets from operations                 $           (3)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $         (2)      $         -
   Net realized gain (loss)                                           -                  -
   Realized gain distributions                                        28                 -
   Net change in unrealized appreciation
      (depreciation)                                                 (29)                -
                                                            ------------       -------------
Increase (decrease) in net assets from operations                     (3)                -
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                          413                 -
   Cost of units redeemed                                             (1)                -
                                                            ------------       -------------
   Increase (decrease)                                               412                 -
                                                            ------------       -------------
Net increase (decrease)                                              409                 -
Net assets, beginning                                                -                   -
                                                            ------------       -------------
Net assets, ending                                          $        409       $         -
                                                            ============       =============

Units sold                                                           352                 -
Units redeemed                                                        (1)                -
Net increase (decrease)                                              351                 -
Units outstanding, beginning                                         -                   -
                                                            ------------       -------------
Units outstanding, ending                                            351                 -
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                       $         413
Cost of units redeemed                                                                    (1)
Net investment income (loss)                                                              (2)
Net realized gain (loss)                                                                 -
Realized gain distributions                                                               28
Net change in unrealized appreciation (depreciation)                                     (29)
                                                                               -------------
                                                                               $         409
                                                                               =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.17             0   $        0           1.25%            5.9%
12/31/06         1.10           -             -            1.25%            1.0%
12/31/05         1.09           -             -            1.25%            9.0%
05/23/05         1.00           -             -            1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.17           -     $      -             1.00%            6.2%
12/31/06         1.11           -            -             1.00%            1.4%
12/31/05         1.09           -            -             1.00%            9.0%
05/23/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.18           -     $      -             0.75%            6.4%
12/31/06         1.11           -            -             0.75%            1.7%
12/31/05         1.09           -            -             0.75%            9.1%
05/23/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.19           -     $      -             0.50%            6.7%
12/31/06         1.11           -            -             0.50%            1.9%
12/31/05         1.09           -            -             0.50%            9.3%
05/23/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.20           -     $      -             0.25%            7.0%
12/31/06         1.12           -            -             0.25%            2.2%
12/31/05         1.09           -            -             0.25%            9.5%
05/23/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.20           -     $      -             0.00%            7.2%
12/31/06         1.12           -            -             0.00%            2.4%
12/31/05         1.10           -            -             0.00%            9.6%
05/23/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005
0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                     Pioneer
                             Pioneer Fund (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      137,556  $      148,135           2,961
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed              (857)
                                  --------------
Net assets                        $      136,699
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      136,699         114,561  $         1.19
Band 100                                     -               -              1.20
Band 75                                      -               -              1.21
Band 50                                      -               -              1.22
Band 25                                      -               -              1.22
Band 0                                       -               -              1.23
                                  --------------  --------------
Total                             $      136,699         114,561
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          881
   Mortality & expense charges                                             1,409
                                                                  --------------
   Net investment income (loss)                                             (528)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                3,165
   Realized gain distributions                                             9,849
   Net change in unrealized appreciation (depreciation)                  (10,837)
                                                                  --------------
   Net gain (loss)                                                         2,177
                                                                  --------------
Increase (decrease) in net assets from operations                 $        1,649
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $       (528)      $         (19)
   Net realized gain (loss)                                        3,165                  28
   Realized gain distributions                                     9,849                 671
   Net change in unrealized appreciation
      (depreciation)                                             (10,837)                258
                                                            ------------       -------------
Increase (decrease) in net assets from operations                  1,649                 938
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      133,125              24,726
   Cost of units redeemed                                        (22,118)             (1,621)
                                                            ------------       -------------
   Increase (decrease)                                           111,007              23,105
                                                            ------------       -------------
Net increase (decrease)                                          112,656              24,043
Net assets, beginning                                             24,043                 -
                                                            ------------       -------------
Net assets, ending                                          $    136,699       $      24,043
                                                            ============       =============

Units sold                                                       111,809              21,614
Units redeemed                                                   (18,051)               (811)
Net increase (decrease)                                           93,758              20,803
Units outstanding, beginning                                      20,803                 -
                                                            ------------       -------------
Units outstanding, ending                                        114,561              20,803
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                       $     157,851
Cost of units redeemed                                                               (23,739)
Net investment income (loss)                                                            (547)
Net realized gain (loss)                                                               3,193
Realized gain distributions                                                           10,520
Net change in unrealized appreciation (depreciation)                                 (10,579)
                                                                               -------------
                                                                               $     136,699
                                                                               =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.19           115   $      137           1.25%            3.2%
12/31/06         1.16            21           24           1.25%            8.0%
12/31/05         1.07           -            -             1.25%            7.0%
05/23/05         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.20           -     $      -             1.00%            3.5%
12/31/06         1.16           -            -             1.00%            8.6%
12/31/05         1.07           -            -             1.00%            6.9%
05/23/05         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.21           -     $      -             0.75%            3.8%
12/31/06         1.17           -            -             0.75%            8.8%
12/31/05         1.07           -            -             0.75%            7.0%
05/23/05         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.22           -     $      -             0.50%            4.0%
12/31/06         1.17           -            -             0.50%            9.1%
12/31/05         1.07           -            -             0.50%            7.2%
05/23/05         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.22           -     $      -             0.25%            4.3%
12/31/06         1.17           -            -             0.25%            9.4%
12/31/05         1.07           -            -             0.25%            7.4%
05/23/05         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.23           -     $      -             0.00%            4.5%
12/31/06         1.18           -            -             0.00%            9.7%
12/31/05         1.08           -            -             0.00%            7.5%
05/23/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006       2005
1.1%       0.5%       0.0%

                             AUL American Unit Trust
                                     Pioneer
                             Equity Income (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $            -             -    $         0.98
Band 100                                       -             -              0.98
Band 75                                        -             -              0.98
Band 50                                        -             -              0.98
Band 25                                        -             -              0.98
Band 0                                         -             -              0.98
                                  --------------  --------------
Total                             $            -             -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            For the period
                                                             from 11/12/07
                                                               to 12/31/07
                                                            --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $          -
   Net realized gain (loss)                                            -
   Realized gain distributions                                         -
   Net change in unrealized appreciation
      (depreciation)                                                   -
                                                            --------------
Increase (decrease) in net assets from operations                      -
                                                            --------------
Contract owner transactions:
   Proceeds from units sold                                            -
   Cost of units redeemed                                              -
                                                            --------------
   Increase (decrease)                                                 -
                                                            --------------
Net increase (decrease)                                                -
Net assets, beginning                                                  -
                                                            --------------
Net assets, ending                                          $          -
                                                            ==============

Units sold                                                             -
Units redeemed                                                         -
Net increase (decrease)                                                -
Units outstanding, beginning                                           -
                                                            --------------
Units outstanding, ending                                              -
                                                            ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                       $         -
Cost of units redeemed                                                                   -
Net investment income (loss)                                                             -
Net realized gain (loss)                                                                 -
Realized gain distributions                                                              -
Net change in unrealized appreciation (depreciation)                                     -
                                                                               -------------
                                                                               $         -
                                                                               =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)     Net Assets     Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.25%           -2.0%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)     Net Assets     Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.00%           -2.0%
11/12/07         1.00           -            -             1.25%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)     Net Assets     Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.75%           -2.0%
11/12/07         1.00           -            -             1.25%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)     Net Assets     Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.50%           -1.9%
11/12/07         1.00           -            -             1.25%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)     Net Assets     Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.25%           -1.9%
11/12/07         1.00           -            -             1.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)     Net Assets     Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.00%           -1.9%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

                                      2007
                                      0.0%

                             AUL American Unit Trust
                                     Pioneer
                             Equity Income (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.98
Band 100                                     -               -              0.98
Band 75                                      -               -              0.98
Band 50                                      -               -              0.98
Band 25                                      -               -              0.98
Band 0                                       -               -              0.98
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            For the period
                                                             from 11/12/07
                                                               to 12/31/07
                                                            --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $          -
   Net realized gain (loss)                                            -
   Realized gain distributions                                         -
   Net change in unrealized appreciation
      (depreciation)                                                   -
                                                            --------------
Increase (decrease) in net assets from operations                      -
                                                            --------------
Contract owner transactions:
   Proceeds from units sold                                            -
   Cost of units redeemed                                              -
                                                            --------------
   Increase (decrease)                                                 -
                                                            --------------
Net increase (decrease)                                                -
Net assets, beginning                                                  -
                                                            --------------
Net assets, ending                                          $          -
                                                            ==============

Units sold                                                             -
Units redeemed                                                         -
Net increase (decrease)                                                -
Units outstanding, beginning                                           -
                                                            --------------
Units outstanding, ending                                              -
                                                            ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                    $          -
Cost of units redeemed                                                 -
Net investment income (loss)                                           -
Net realized gain (loss)                                               -
Realized gain distributions                                            -
Net change in unrealized appreciation (depreciation)                   -
                                                            --------------
                                                            $          -
                                                            ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.25%           -2.1%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.00%           -2.1%
11/12/07         1.00           -            -             1.25%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.75%           -2.0%
11/12/07         1.00           -            -             1.25%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.50%           -2.0%
11/12/07         1.00           -            -             1.25%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.25%           -2.0%
11/12/07         1.00           -            -             1.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.00%           -1.9%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

                                      2007
                                      0.0%

                             AUL American Unit Trust
                                       AIM
                                    Dynamics

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $      579,965    $      479,188            24,332
Receivables: investments sold                122    ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      580,087
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $     $580,087           192,019    $         3.02
Band 100                                     -                 -                3.05
Band 75                                      -                 -                3.09
Band 50                                      -                 -                3.12
Band 25                                      -                 -                3.15
Band 0                                       -                 -                3.54
                                  --------------    --------------
Total                             $      580,087           192,019
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $         -
   Mortality & expense charges                                                 6,972
                                                                      --------------
   Net investment income (loss)                                               (6,972)
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   35,734
   Realized gain distributions                                                  -
   Net change in unrealized appreciation (depreciation)                       22,646
                                                                      --------------
   Net gain (loss)                                                            58,380
                                                                      --------------
Increase (decrease) in net assets from operations                     $       51,408
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       (6,972)  $       (5,003)
   Net realized gain (loss)                                  35,734           13,850
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                         22,646           40,695
                                                     --------------   --------------
Increase (decrease) in net assets from operations            51,408           49,542
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                 144,879          244,065
   Cost of units redeemed                                  (105,659)         (51,028)
                                                     --------------   --------------
   Increase (decrease)                                       39,220          193,037
                                                     --------------   --------------
Net increase (decrease)                                      90,628          242,579
Net assets, beginning                                       489,459          246,880
                                                     --------------   --------------
Net assets, ending                                   $      580,087   $      489,459
                                                     ==============   ==============

Units sold                                                   48,732           96,249
Units redeemed                                              (36,464)         (20,844)
                                                     --------------   --------------
Net increase (decrease)                                      12,268           75,405
Units outstanding, beginning                                179,751          104,346
                                                     --------------   --------------
Units outstanding, ending                                   192,019          179,751
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $       783,570
Cost of units redeemed                                                     (362,983)
Net investment income (loss)                                                (18,455)
Net realized gain (loss)                                                     77,178
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                        100,777
                                                                    ---------------
                                                                    $       580,087
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     3.02           192       $      580            1.25%          10.9%
12/31/06          2.72           180              489            1.25%          14.9%
12/31/05          2.37           104              247            1.25%           9.2%
12/31/04          2.17           112              244            1.25%          10.7%
12/31/03          1.96            78              153            1.25%          36.1%

                                       BAND 100
--------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     3.05           -     $          -              1.00%          11.2%
12/31/06          2.75           -                -              1.00%          15.4%
12/31/05          2.38           -                -              1.00%           9.3%
12/31/04          2.18           -                -              1.00%          10.8%
12/31/03          1.96           -                -              1.00%          10.9%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     3.09           -      $         -              0.75%          11.5%
12/31/06          2.77           -                -              0.75%          15.7%
12/31/05          2.39           -                -              0.75%           9.5%
12/31/04          2.18           -                -              0.75%          11.1%
12/31/03          1.97           -                -              0.75%          11.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     3.12           -      $         -              0.50%          11.8%
12/31/06          2.79           -                -              0.50%          15.9%
12/31/05          2.41           -                -              0.50%           9.8%
12/31/04          2.19           -                -              0.50%          11.4%
12/31/03          1.97           -                -              0.50%          11.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     3.15           -      $         -              0.25%          12.1%
12/31/06          2.81           -                -              0.25%          16.2%
12/31/05          2.42           -                -              0.25%          10.1%
12/31/04          2.20           -                -              0.25%          11.7%
12/31/03          1.97           -                -              0.25%          11.1%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     3.54           -      $         -              0.00%          12.3%
12/31/06          3.15           -                -              0.00%          16.5%
12/31/05          2.71           -                -              0.00%          10.4%
12/31/04          2.45           -                -              0.00%          11.7%
12/31/03          2.20           -                -              0.00%          11.4%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
0.0%       0.0%         0.0%       0.0%         0.0%

                             AUL American Unit Trust
                                       AIM
                               Financial Services

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $      230,002    $      337,874            12,459
Receivables: investments sold                  4    ==============    ==============
Payables: investments redeemed                (2)
                                  --------------
Net assets                        $      230,004
                                  ==============

                                           Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $      230,004           222,865    $         1.03
Band 100                                     -                 -                1.04
Band 75                                      -                 -                1.05
Band 50                                      -                 -                1.07
Band 25                                      -                 -                1.08
Band 0                                       -                 -                1.12
                                  --------------    --------------
Total                             $      230,004           222,865
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $        4,874
   Mortality & expense charges                                                 4,073
                                                                      --------------
   Net investment income (loss)                                                  801
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  (10,330)
   Realized gain distributions                                                30,913
   Net change in unrealized appreciation (depreciation)                     (100,394)
                                                                      --------------
   Net gain (loss)                                                           (79,811)
                                                                      --------------
Increase (decrease) in net assets from operations                     $      (79,010)
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          801   $        1,536
   Net realized gain (loss)                                 (10,330)          (1,553)
   Realized gain distributions                               30,913           34,403
   Net change in unrealized appreciation
      (depreciation)                                       (100,394)             378
                                                     --------------   --------------
Increase (decrease) in net assets from operations           (79,010)          34,764
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                  71,764          215,542
   Cost of units redeemed                                  (104,153)         (26,523)
                                                     --------------   --------------
   Increase (decrease)                                      (32,389)         189,019
                                                     --------------   --------------
Net increase (decrease)                                    (111,399)         223,783
Net assets, beginning                                       341,403          117,620
                                                     --------------   --------------
Net assets, ending                                   $      230,004   $      341,403
                                                     ==============   ==============

Units sold                                                   59,834          174,411
Units redeemed                                              (88,764)         (22,244)
                                                     --------------   --------------
Net increase (decrease)                                     (28,930)         152,167
Units outstanding, beginning                                251,795           99,628
                                                     --------------   --------------
Units outstanding, ending                                   222,865          251,795
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $       609,925
Cost of units redeemed                                                     (367,513)
Net investment income (loss)                                                    510
Net realized gain (loss)                                                     (1,313)
Realized gain distributions                                                  96,267
Net change in unrealized appreciation (depreciation)                       (107,872)
                                                                    ---------------
                                                                    $       230,004
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.03           223      $       230            1.25%         -23.9%
12/31/06          1.36           252              341            1.25%          14.9%
12/31/05          1.18           100              118            1.25%           3.5%
12/31/04          1.14           223              254            1.25%           7.5%
12/31/03          1.06           149              158            1.25%          27.7%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.04            -     $         -              1.00%         -23.7%
12/31/06          1.37            -               -              1.00%          15.0%
12/31/05          1.19            -               -              1.00%           4.4%
12/31/04          1.14            -               -              1.00%           7.4%
12/31/03          1.06            -               -              1.00%           8.7%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.05           -      $         -              0.75%         -23.5%
12/31/06          1.38           -                -              0.75%          15.4%
12/31/05          1.19           -                -              0.75%           4.6%
12/31/04          1.14           -                -              0.75%           7.7%
12/31/03          1.06           -                -              0.75%           8.8%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.07           -         $      -              0.50%         -23.3%
12/31/06          1.39           -                -              0.50%          15.7%
12/31/05          1.20           -                -              0.50%           4.8%
12/31/04          1.15           -                -              0.50%           7.9%
12/31/03          1.06           -                -              0.50%           8.9%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.08           -      $         -              0.25%         -23.1%
12/31/06          1.40           -                -              0.25%          16.0%
12/31/05          1.21           -                -              0.25%           5.1%
12/31/04          1.15           -                -              0.25%           8.2%
12/31/03          1.06           -                -              0.25%           8.9%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.12           -        $       -              0.00%         -22.9%
12/31/06          1.46           -                -              0.00%          16.3%
12/31/05          1.25           -                -              0.00%           5.3%
12/31/04          1.19           -                -              0.00%           8.7%
12/31/03          1.09           -                -              0.00%           8.8%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007     2006     2005     2004     2003
1.7%     1.8%     0.8%     1.0%     0.8%

                             AUL American Unit Trust
                                       AIM
                               Global Health Care

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      408,043  $      421,000          14,157
Receivables: investments sold                536  ==============  ==============
Payables: investments redeemed                (4)
                                  --------------
Net assets                        $      408,575
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      408,575         312,033    $       1.31
Band 100                                     -               -              1.32
Band 75                                      -               -              1.34
Band 50                                      -               -              1.35
Band 25                                      -               -              1.37
Band 0                                       -               -              1.42
                                  --------------  --------------
Total                             $      408,575         312,033
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                   $     9,468
   Mortality & expense charges                                             5,194
                                                                     -----------
   Net investment income (loss)                                            4,274
                                                                     -----------
Gain (loss) on investments:
   Net realized gain (loss)                                                4,453
   Realized gain distributions                                            28,679
   Net change in unrealized appreciation (depreciation)                    3,431
                                                                     -----------
   Net gain (loss)                                                        36,563
                                                                     -----------
Increase (decrease) in net assets from operations                    $    40,837
                                                                     ===========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended            Year ended
                                                              12/31/2007            12/31/2006
                                                          --------------       ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $        4,274       $        (4,639)
   Net realized gain (loss)                                        4,453                 4,963
   Realized gain distributions                                    28,679                37,213
   Net change in unrealized appreciation
      (depreciation)                                               3,431               (25,224)
                                                          --------------       ---------------
Increase (decrease) in net assets from operations                 40,837                12,313
                                                          --------------       ---------------
Contract owner transactions:
   Proceeds from units sold                                      103,780               204,802
   Cost of units redeemed                                       (135,619)             (149,214)
                                                          --------------       ---------------
   Increase (decrease)                                           (31,839)               55,588
                                                          --------------       ---------------
Net increase (decrease)                                            8,998                67,901
Net assets, beginning                                            399,577               331,676
                                                          --------------       ---------------
Net assets, ending                                        $      408,575       $       399,577
                                                          ==============       ===============

Units sold                                                        85,997               178,834
Units redeemed                                                  (110,020)             (130,274)
                                                          --------------       ---------------
Net increase (decrease)                                          (24,023)               48,560
Units outstanding, beginning                                     336,056               287,496
                                                          --------------       ---------------
Units outstanding, ending                                        312,033               336,056
                                                          ==============       ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       791,797
Cost of units redeemed                                                  (490,664)
Net investment income (loss)                                              (8,932)
Net realized gain (loss)                                                  49,522
Realized gain distributions                                               79,809
Net change in unrealized appreciation (depreciation)                     (12,957)
                                                                 ---------------
                                                                 $       408,575
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.31           312     $    409           1.25%           10.1%
12/31/06         1.19           336          400           1.25%            3.4%
12/31/05         1.15           289          332           1.25%            4.9%
12/31/04         1.07           302          323           1.25%            4.9%
12/31/03         1.02           152          155           1.25%           25.9%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.32           -      $     -             1.00%           10.4%
12/31/06         1.20           -            -             1.00%            3.3%
12/31/05         1.16           -            -             1.00%            7.9%
12/31/04         1.08           -            -             1.00%            5.5%
12/31/03         1.02           -            -             1.00%            8.7%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.34           -      $     -             0.75%           10.7%
12/31/06         1.21           -            -             0.75%            3.6%
12/31/05         1.17           -            -             0.75%            8.2%
12/31/04         1.08           -            -             0.75%            5.7%
12/31/03         1.02           -            -             0.75%            8.8%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.35           -      $     -             0.50%           11.0%
12/31/06         1.22           -            -             0.50%            3.8%
12/31/05         1.17           -            -             0.50%            8.5%
12/31/04         1.08           -            -             0.50%            6.0%
12/31/03         1.02           -            -             0.50%            8.8%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.37           -      $     -             0.25%           11.2%
12/31/06         1.23           -            -             0.25%            4.1%
12/31/05         1.18           -            -             0.25%          -36.3%
12/31/04         1.85           -            -             0.25%           81.3%
12/31/03         1.02           -            -             0.25%            8.9%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.42           -      $     -             0.00%           11.5%
12/31/06         1.28           -            -             0.00%            4.4%
12/31/05         1.22           -            -             0.00%            9.0%
12/31/04         1.12           -            -             0.00%            6.5%
12/31/03         1.05           -            -             0.00%            9.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
2.3%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                       AIM
                                   Technology

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      191,852  $      178,247           1,837
Receivables: investments sold                192  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      192,044
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      192,044         243,207  $         0.79
Band 100                                     -               -              0.80
Band 75                                      -               -              0.81
Band 50                                      -               -              0.82
Band 25                                      -               -              0.82
Band 0                                       -               -              0.86
                                  --------------  --------------
Total                             $      192,044         243,207
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             3,030
                                                                  --------------
   Net investment income (loss)                                           (3,030)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               31,189
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  (10,399)
                                                                  --------------
   Net gain (loss)                                                        20,790
                                                                  --------------
Increase (decrease) in net assets from operations                 $       17,760
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended            Year ended
                                                              12/31/2007            12/31/2006
                                                          --------------       ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $       (3,030)      $        (2,634)
   Net realized gain (loss)                                       31,189                 8,098
   Realized gain distributions                                       -                     -
   Net change in unrealized appreciation
      (depreciation)                                             (10,399)                4,601
                                                          --------------       ---------------
Increase (decrease) in net assets from operations                 17,760                10,065
                                                          --------------       ---------------
Contract owner transactions:
   Proceeds from units sold                                      (51,631)              322,727
   Cost of units redeemed                                        (41,800)             (275,643)
                                                          --------------       ---------------
   Increase (decrease)                                           (93,431)               47,084
                                                          --------------       ---------------
Net increase (decrease)                                          (75,671)               57,149
Net assets, beginning                                            267,715               210,566
                                                          --------------       ---------------
Net assets, ending                                        $      192,044       $       267,715
                                                          ==============       ===============

Units sold                                                        78,346               636,394
Units redeemed                                                  (194,369)             (722,856)
                                                          --------------       ---------------
Net increase (decrease)                                         (116,023)              (86,462)
Units outstanding, beginning                                     359,230               445,692
                                                          --------------       ---------------
Units outstanding, ending                                        243,207               359,230
                                                          ==============       ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       749,450
Cost of units redeemed                                                  (617,821)
Net investment income (loss)                                             (11,711)
Net realized gain (loss)                                                  58,521
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      13,605
                                                                 ---------------
                                                                 $       192,044
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.79           243   $      192           1.25%            6.1%
12/31/06         0.74           359          268           1.25%            7.9%
12/31/05         0.69           288          199           1.25%            1.5%
12/31/04         0.68           266          181           1.25%            1.5%
12/31/03         0.67           184          123           1.25%           42.6%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.80           -     $      -             1.00%            6.4%
12/31/06         0.75           -            -             1.00%            8.5%
12/31/05         0.69           -            -             1.00%            1.1%
12/31/04         0.68           -            -             1.00%            2.3%
12/31/03         0.67           -            -             1.00%            9.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.81           -     $      -             0.75%            6.6%
12/31/06         0.76           -            -             0.75%            9.2%
12/31/05         0.69           -            -             0.75%            1.1%
12/31/04         0.69           -            -             0.75%            2.6%
12/31/03         0.67           -            -             0.75%            9.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.82           -     $      -             0.50%            6.8%
12/31/06         0.76           -            -             0.50%            9.5%
12/31/05         0.70           -            -             0.50%            1.3%
12/31/04         0.69           -            -             0.50%            2.8%
12/31/03         0.67           -            -             0.50%            9.1%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.82           -     $      -             0.25%            7.1%
12/31/06         0.77           -            -             0.25%            9.7%
12/31/05         0.70           -            -             0.25%            1.6%
12/31/04         0.69           -            -             0.25%            3.1%
12/31/03         0.67           -            -             0.25%            9.2%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.86           -     $      -             0.00%            7.4%
12/31/06         0.80           -            -             0.00%           10.0%
12/31/05         0.73           -            -             0.00%            1.8%
12/31/04         0.71           -            -             0.00%            3.2%
12/31/03         0.69           -            -             0.00%            9.4%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
0.0%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                       AIM
                                     Energy

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,635,977  $    1,652,629          30,321
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed            (2,588)
                                  --------------
Net assets                        $    1,633,389
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,633,389         514,222    $       3.18
Band 100                                     -               -              3.21
Band 75                                      -               -              3.24
Band 50                                      -               -              3.28
Band 25                                      -               -              3.31
Band 0                                       -               -              3.46
                                  --------------  --------------
Total                             $    1,633,389         514,222
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                            13,227
                                                                  --------------
   Net investment income (loss)                                          (13,227)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               16,594
   Realized gain distributions                                           301,583
   Net change in unrealized appreciation (depreciation)                   74,770
                                                                  --------------
   Net gain (loss)                                                       392,947
                                                                  --------------
Increase (decrease) in net assets from operations                 $      379,720
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended            Year ended
                                                              12/31/2007            12/31/2006
                                                          --------------       ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $      (13,227)      $        (8,263)
   Net realized gain (loss)                                       16,594               103,000
   Realized gain distributions                                   301,583                99,551
   Net change in unrealized appreciation
      (depreciation)                                              74,770              (167,442)
                                                          --------------       ---------------
Increase (decrease) in net assets from operations                379,720                26,846
                                                          --------------       ---------------
Contract owner transactions:
   Proceeds from units sold                                      879,170               611,747
   Cost of units redeemed                                       (316,714)             (702,060)
                                                          --------------       ---------------
   Increase (decrease)                                           562,456               (90,313)
                                                          --------------       ---------------
Net increase (decrease)                                          942,176               (63,467)
Net assets, beginning                                            691,213               754,680
                                                          --------------       ---------------
Net assets, ending                                        $    1,633,389       $       691,213
                                                          ==============       ===============

Units sold                                                       324,294               275,429
Units redeemed                                                  (121,963)             (332,327)
                                                          --------------       ---------------
Net increase (decrease)                                          202,331               (56,898)
Units outstanding, beginning                                     311,891               368,789
                                                          --------------       ---------------
Units outstanding, ending                                        514,222               311,891
                                                          ==============       ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     2,267,501
Cost of units redeemed                                                (1,195,118)
Net investment income (loss)                                             (28,252)
Net realized gain (loss)                                                 167,282
Realized gain distributions                                              438,628
Net change in unrealized appreciation (depreciation)                     (16,652)
                                                                 ---------------
                                                                 $     1,633,389
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     3.18           514   $    1,633           1.25%           43.3%
12/31/06         2.22           312          691           1.25%            8.1%
12/31/05         2.05           368          755           1.25%           51.9%
12/31/04         1.35            70           94           1.25%           35.0%
12/31/03         1.00            53           53           1.25%           22.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     3.21           -     $      -             1.00%           43.7%
12/31/06         2.23           -            -             1.00%            8.6%
12/31/05         2.06           -            -             1.00%           52.8%
12/31/04         1.35           -            -             1.00%           34.9%
12/31/03         1.00           -            -             1.00%           12.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     3.24           -     $      -             0.75%           44.1%
12/31/06         2.25           -            -             0.75%            8.8%
12/31/05         2.07           -            -             0.75%           53.2%
12/31/04         1.35           -            -             0.75%           35.3%
12/31/03         1.00           -            -             0.75%           12.1%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     3.28           -     $      -             0.50%           44.4%
12/31/06         2.27           -            -             0.50%            9.1%
12/31/05         2.08           -            -             0.50%           53.6%
12/31/04         1.36           -            -             0.50%           35.6%
12/31/03         1.00           -            -             0.50%           12.2%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     3.31           -     $      -             0.25%           44.8%
12/31/06         2.29           -            -             0.25%            9.4%
12/31/05         2.09           -            -             0.25%           54.0%
12/31/04         1.36           -            -             0.25%           35.9%
12/31/03         1.00           -            -             0.25%           12.2%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     3.46           -     $      -             0.00%           45.1%
12/31/06         2.38           -            -             0.00%            9.7%
12/31/05         2.17           -            -             0.00%           54.3%
12/31/04         1.41           -            -             0.00%           35.3%
12/31/03         1.04           -            -             0.00%           13.1%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
0.0%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                       AIM
                                   Basic Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      371,850  $      402,929          11,863
Receivables: investments sold              1,868  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      373,718
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      373,718         291,817  $         1.28
Band 100                                     -               -              1.29
Band 75                                      -               -              1.31
Band 50                                      -               -              1.32
Band 25                                      -               -              1.34
Band 0                                       -               -              1.37
                                  --------------  --------------
Total                             $      373,718         291,817
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        3,219
   Mortality & expense charges                                             4,705
                                                                  --------------
   Net investment income (loss)                                           (1,486)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               26,559
   Realized gain distributions                                            50,819
   Net change in unrealized appreciation (depreciation)                  (75,961)
                                                                  --------------
   Net gain (loss)                                                         1,417
                                                                  --------------
Increase (decrease) in net assets from operations                 $          (69)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended            Year ended
                                                              12/31/2007            12/31/2006
                                                          --------------       ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $       (1,486)      $        (3,675)
   Net realized gain (loss)                                       26,559                26,550
   Realized gain distributions                                    50,819                19,755
   Net change in unrealized appreciation
      (depreciation)                                             (75,961)               (4,391)
                                                          --------------       ---------------
Increase (decrease) in net assets from operations                    (69)               38,239
                                                          --------------       ---------------
Contract owner transactions:
   Proceeds from units sold                                      122,387               104,274
   Cost of units redeemed                                       (116,328)              (74,788)
                                                          --------------       ---------------
   Increase (decrease)                                             6,059                29,486
                                                          --------------       ---------------
Net increase (decrease)                                            5,990                67,725
Net assets, beginning                                            367,728               300,003
                                                          --------------       ---------------
Net assets, ending                                        $      373,718       $       367,728
                                                          ==============       ===============

Units sold                                                        93,465                90,565
Units redeemed                                                   (88,222)              (65,294)
                                                          --------------       ---------------
Net increase (decrease)                                            5,243                25,271
Units outstanding, beginning                                     286,574               261,303
                                                          --------------       ---------------
Units outstanding, ending                                        291,817               286,574
                                                          ==============       ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       974,509
Cost of units redeemed                                                  (713,636)
Net investment income (loss)                                             (13,479)
Net realized gain (loss)                                                  86,829
Realized gain distributions                                               70,574
Net change in unrealized appreciation (depreciation)                     (31,079)
                                                                 ---------------
                                                                 $       373,718
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.28           292   $      374           1.25%           -0.2%
12/31/06         1.28           287          368           1.25%           11.6%
12/31/05         1.15           261          300           1.25%            4.5%
12/31/04         1.10           249          274           1.25%            8.9%
12/31/03         1.01           206          208           1.25%           31.2%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.29           -     $      -             1.00%            0.1%
12/31/06         1.29           -            -             1.00%           12.0%
12/31/05         1.15           -            -             1.00%            4.4%
12/31/04         1.11           -            -             1.00%            9.9%
12/31/03         1.01           -            -             1.00%           10.3%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.31           -     $      -             0.75%            0.3%
12/31/06         1.30           -            -             0.75%           12.3%
12/31/05         1.16           -            -             0.75%            4.6%
12/31/04         1.11           -            -             0.75%           10.2%
12/31/03         1.01           -            -             0.75%           10.4%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.32           -     $      -             0.50%            0.6%
12/31/06         1.31           -            -             0.50%           12.6%
12/31/05         1.17           -            -             0.50%            4.9%
12/31/04         1.11           -            -             0.50%           10.5%
12/31/03         1.01           -            -             0.50%           10.5%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.34           -     $      -             0.25%            0.8%
12/31/06         1.33           -            -             0.25%           12.9%
12/31/05         1.17           -            -             0.25%            5.2%
12/31/04         1.12           -            -             0.25%           10.7%
12/31/03         1.01           -            -             0.25%           10.5%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.37           -     $      -             0.00%            1.1%
12/31/06         1.36           -            -             0.00%           13.2%
12/31/05         1.20           -            -             0.00%            5.4%
12/31/04         1.14           -            -             0.00%           11.1%
12/31/03         1.03           -            -             0.00%           10.5%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
0.9%       0.1%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                       AIM
                                 Mid Cap Equity

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,270,373  $    1,480,092          54,085
Receivables: investments sold              7,737  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $    1,278,110
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,278,110         850,065    $       1.50
Band 100                                     -               -              1.52
Band 75                                      -               -              1.54
Band 50                                      -               -              1.55
Band 25                                      -               -              1.57
Band 0                                       -               -              1.61
                                  --------------  --------------
Total                             $    1,278,110         850,065
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       19,831
   Mortality & expense charges                                            16,112
                                                                  --------------
   Net investment income (loss)                                            3,719
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (13,036)
   Realized gain distributions                                           205,262
   Net change in unrealized appreciation (depreciation)                  (95,550)
                                                                  --------------
   Net gain (loss)                                                        96,676
                                                                  --------------
Increase (decrease) in net assets from operations                 $      100,395
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended            Year ended
                                                              12/31/2007            12/31/2006
                                                          --------------       ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $        3,719       $        (5,193)
   Net realized gain (loss)                                      (13,036)               16,018
   Realized gain distributions                                   205,262               210,590
   Net change in unrealized appreciation
      (depreciation)                                             (95,550)             (121,593)
                                                          --------------       ---------------
Increase (decrease) in net assets from operations                100,395                99,822
                                                          --------------       ---------------
Contract owner transactions:
   Proceeds from units sold                                      246,836               423,606
   Cost of units redeemed                                       (311,573)             (226,515)
                                                          --------------       ---------------
   Increase (decrease)                                           (64,737)              197,091
                                                          --------------       ---------------
Net increase (decrease)                                           35,658               296,913
Net assets, beginning                                          1,242,452               945,539
                                                          --------------       ---------------
Net assets, ending                                        $    1,278,110       $     1,242,452
                                                          ==============       ===============

Units sold                                                       196,641               324,375
Units redeemed                                                  (243,421)             (176,456)
                                                          --------------       ---------------
Net increase (decrease)                                          (46,780)              147,919
Units outstanding, beginning                                     896,845               748,926
                                                          --------------       ---------------
Units outstanding, ending                                        850,065               896,845
                                                          ==============       ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     2,058,461
Cost of units redeemed                                                (1,150,876)
Net investment income (loss)                                             (20,193)
Net realized gain (loss)                                                  72,016
Realized gain distributions                                              528,421
Net change in unrealized appreciation (depreciation)                    (209,719)
                                                                 ---------------
                                                                 $     1,278,110
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.50           850   $    1,278           1.25%            8.5%
12/31/06         1.39           897        1,242           1.25%            9.9%
12/31/05         1.26           751          946           1.25%            5.9%
12/31/04         1.19           576          686           1.25%           12.3%
12/31/03         1.06           299          317           1.25%           26.2%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.52           -     $      -             1.00%            8.8%
12/31/06         1.40           -            -             1.00%           10.0%
12/31/05         1.27           -            -             1.00%            6.3%
12/31/04         1.19           -            -             1.00%           12.8%
12/31/03         1.06           -            -             1.00%            7.7%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.54           -     $      -             0.75%            9.1%
12/31/06         1.41           -            -             0.75%           10.3%
12/31/05         1.28           -            -             0.75%            6.6%
12/31/04         1.20           -            -             0.75%           13.0%
12/31/03         1.06           -            -             0.75%            7.7%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.55           -     $      -             0.50%            9.4%
12/31/06         1.42           -            -             0.50%           10.6%
12/31/05         1.28           -            -             0.50%            6.8%
12/31/04         1.20           -            -             0.50%           13.3%
12/31/03         1.06           -            -             0.50%            7.8%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.57           -     $      -             0.25%            9.6%
12/31/06         1.43           -            -             0.25%           10.8%
12/31/05         1.29           -            -             0.25%            7.1%
12/31/04         1.21           -            -             0.25%           13.6%
12/31/03         1.06           -            -             0.25%            7.9%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.61           -     $      -             0.00%            9.9%
12/31/06         1.47           -            -             0.00%           11.1%
12/31/05         1.32           -            -             0.00%            7.4%
12/31/04         1.23           -            -             0.00%           13.7%
12/31/03         1.08           -            -             0.00%            8.1%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
1.6%       0.8%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                       AIM
                                Small Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      268,296  $      273,079           8,821
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed           (12,501)
                                  --------------
Net assets                        $      255,795
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      255,795         168,921  $         1.51
Band 100                                     -               -              1.53
Band 75                                      -               -              1.55
Band 50                                      -               -              1.56
Band 25                                      -               -              1.58
Band 0                                       -               -              1.62
                                  --------------  --------------
Total                             $      255,795         168,921
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             3,191
                                                                  --------------
   Net investment income (loss)                                           (3,191)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                7,637
   Realized gain distributions                                            29,770
   Net change in unrealized appreciation (depreciation)                  (11,862)
                                                                  --------------
   Net gain (loss)                                                        25,545
                                                                  --------------
Increase (decrease) in net assets from operations                 $       22,354
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended            Year ended
                                                              12/31/2007            12/31/2006
                                                          --------------       ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $       (3,191)      $        (1,731)
   Net realized gain (loss)                                        7,637                 4,652
   Realized gain distributions                                    29,770                13,995
   Net change in unrealized appreciation
      (depreciation)                                             (11,862)                3,392
                                                          --------------       ---------------
Increase (decrease) in net assets from operations                 22,354                20,308
                                                          --------------       ---------------
Contract owner transactions:
   Proceeds from units sold                                       93,467               122,565
   Cost of units redeemed                                        (66,264)              (24,632)
                                                          --------------       ---------------
   Increase (decrease)                                            27,203                97,933
                                                          --------------       ---------------
Net increase (decrease)                                           49,557               118,241
Net assets, beginning                                            206,238                87,997
                                                          --------------       ---------------
Net assets, ending                                        $      255,795       $       206,238
                                                          ==============       ===============

Units sold                                                        63,194                97,954
Units redeemed                                                   (44,072)              (20,294)
                                                          --------------       ---------------
Net increase (decrease)                                           19,122                77,660
Units outstanding, beginning                                     149,799                72,139
                                                          --------------       ---------------
Units outstanding, ending                                        168,921               149,799
                                                          ==============       ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       302,669
Cost of units redeemed                                                  (100,597)
Net investment income (loss)                                              (6,120)
Net realized gain (loss)                                                  14,386
Realized gain distributions                                               50,240
Net change in unrealized appreciation (depreciation)                      (4,783)
                                                                 ---------------
                                                                 $       255,795
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.51           169   $      256           1.25%           10.0%
12/31/06         1.38           150          206           1.25%           12.9%
12/31/05         1.22            72           88           1.25%            7.0%
12/31/04         1.14            32           37           1.25%            5.6%
12/31/03         1.08            20           22           1.25%           38.5%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.53           -     $      -             1.00%           10.3%
12/31/06         1.39           -            -             1.00%           13.2%
12/31/05         1.23           -            -             1.00%            6.8%
12/31/04         1.15           -            -             1.00%            6.2%
12/31/03         1.08           -            -             1.00%            8.5%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.55           -     $      -             0.75%           10.5%
12/31/06         1.40           -            -             0.75%           13.4%
12/31/05         1.23           -            -             0.75%            7.1%
12/31/04         1.15           -            -             0.75%            6.4%
12/31/03         1.08           -            -             0.75%            8.6%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.56           -     $      -             0.50%           10.8%
12/31/06         1.41           -            -             0.50%           13.7%
12/31/05         1.24           -            -             0.50%            7.3%
12/31/04         1.16           -            -             0.50%            6.7%
12/31/03         1.08           -            -             0.50%            8.6%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.58           -     $      -             0.25%           11.1%
12/31/06         1.42           -            -             0.25%           14.0%
12/31/05         1.25           -            -             0.25%            7.6%
12/31/04         1.16           -            -             0.25%            7.0%
12/31/03         1.08           -            -             0.25%            8.7%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.62           -     $      -             0.00%           11.4%
12/31/06         1.46           -            -             0.00%           14.3%
12/31/05         1.28           -            -             0.00%            7.9%
12/31/04         1.18           -            -             0.00%            6.4%
12/31/03         1.11           -            -             0.00%            9.6%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
0.0%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                       AIM
                                     Leisure

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       95,005  $      108,578           2,183
Receivables: investments sold                  1  ==============  ==============
Payables: investments redeemed              (156)
                                  --------------
Net assets                        $       94,850
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       94,850          57,193    $       1.66
Band 100                                     -               -              1.68
Band 75                                      -               -              1.69
Band 50                                      -               -              1.72
Band 25                                      -               -              1.73
Band 0                                       -               -              1.77
                                  --------------  --------------
Total                             $       94,850          57,193
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          736
   Mortality & expense charges                                               759
                                                                  --------------
   Net investment income (loss)                                              (23)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,917
   Realized gain distributions                                             6,946
   Net change in unrealized appreciation (depreciation)                  (13,688)
                                                                  --------------
   Net gain (loss)                                                        (4,825)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (4,848)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended            Year ended
                                                              12/31/2007            12/31/2006
                                                          --------------       ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $          (23)      $           174
   Net realized gain (loss)                                        1,917                   105
   Realized gain distributions                                     6,946                   496
   Net change in unrealized appreciation
      (depreciation)                                             (13,688)                  115
                                                          --------------       ---------------
Increase (decrease) in net assets from operations                 (4,848)                  890
                                                          --------------       ---------------
Contract owner transactions:
   Proceeds from units sold                                      143,860                16,021
   Cost of units redeemed                                        (60,071)               (1,002)
                                                          --------------       ---------------
   Increase (decrease)                                            83,789                15,019
                                                          --------------       ---------------
Net increase (decrease)                                           78,941                15,909
Net assets, beginning                                             15,909                   -
                                                          --------------       ---------------
Net assets, ending                                        $       94,850       $        15,909
                                                          ==============       ===============

Units sold                                                        80,495                10,036
Units redeemed                                                   (32,690)                 (648)
                                                          --------------       ---------------
Net increase (decrease)                                           47,805                 9,388
Units outstanding, beginning                                       9,388                   -
                                                          --------------       ---------------
Units outstanding, ending                                         57,193                 9,388
                                                          ==============       ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       159,881
Cost of units redeemed                                                   (61,073)
Net investment income (loss)                                                 151
Net realized gain (loss)                                                   2,022
Realized gain distributions                                                7,442
Net change in unrealized appreciation (depreciation)                     (13,573)
                                                                 ---------------
                                                                 $        94,850
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.66            57   $       95           1.25%           -2.1%
12/31/06         1.69             9           16           1.25%           22.8%
12/31/05         1.38           -            -             1.25%           -2.8%
12/31/04         1.42           -            -             1.25%           11.8%
12/31/03         1.27           -            -             1.25%           27.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.68           -     $      -             1.00%           -1.9%
12/31/06         1.71           -            -             1.00%           23.0%
12/31/05         1.39           -            -             1.00%           -2.4%
12/31/04         1.42           -            -             1.00%           12.2%
12/31/03         1.27           -            -             1.00%           10.9%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.69           -     $      -             0.75%           -1.6%
12/31/06         1.72           -            -             0.75%           23.3%
12/31/05         1.40           -            -             0.75%           -2.2%
12/31/04         1.43           -            -             0.75%           12.4%
12/31/03         1.27           -            -             0.75%           10.9%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.72           -     $      -             0.50%           -0.9%
12/31/06         1.74           -            -             0.50%           23.6%
12/31/05         1.40           -            -             0.50%           -1.9%
12/31/04         1.43           -            -             0.50%           12.7%
12/31/03         1.27           -            -             0.50%           11.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.73           -     $      -             0.25%           -1.1%
12/31/06         1.75           -            -             0.25%           23.9%
12/31/05         1.41           -            -             0.25%           -1.7%
12/31/04         1.44           -            -             0.25%           13.0%
12/31/03         1.27           -            -             0.25%           11.1%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.77           -     $      -             0.00%           -0.9%
12/31/06         1.79           -            -             0.00%           24.2%
12/31/05         1.44           -            -             0.00%           -1.4%
12/31/04         1.46           -            -             0.00%           13.3%
12/31/03         1.29           -            -             0.00%           11.1%

--------------------------------------------------------------------------------
Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007       2006       2005
1.3%       2.5%       0.0%

                             AUL American Unit Trust
                                       AIM
                              Basic Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       58,414  $       66,377           1,828
Receivables: investments sold                  1  ==============  ==============
Payables: investments redeemed            (1,525)
                                  --------------
Net assets                        $       56,890
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       56,890          40,374    $       1.41
Band 100                                     -               -              1.42
Band 75                                      -               -              1.44
Band 50                                      -               -              1.45
Band 25                                      -               -              1.47
Band 0                                       -               -              1.49
                                  --------------  --------------
Total                             $       56,890          40,374
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          475
   Mortality & expense charges                                               665
                                                                  --------------
   Net investment income (loss)                                             (190)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,876
   Realized gain distributions                                             8,118
   Net change in unrealized appreciation (depreciation)                   (9,863)
                                                                  --------------
   Net gain (loss)                                                           131
                                                                  --------------
Increase (decrease) in net assets from operations                 $          (59)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended            Year ended
                                                              12/31/2007            12/31/2006
                                                          --------------       ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $         (190)      $          (302)
   Net realized gain (loss)                                        1,876                   460
   Realized gain distributions                                     8,118                 2,431
   Net change in unrealized appreciation
      (depreciation)                                              (9,863)                1,304
                                                          --------------       ---------------
Increase (decrease) in net assets from operations                    (59)                3,893
                                                          --------------       ---------------
Contract owner transactions:
   Proceeds from units sold                                       27,922                36,519
   Cost of units redeemed                                        (16,581)               (6,566)
                                                          --------------       ---------------
   Increase (decrease)                                            11,341                29,953
                                                          --------------       ---------------
Net increase (decrease)                                           11,282                33,846
Net assets, beginning                                             45,608                11,762
                                                          --------------       ---------------
Net assets, ending                                        $       56,890       $        45,608
                                                          ==============       ===============

Units sold                                                        19,514                28,089
Units redeemed                                                   (11,364)               (5,134)
                                                          --------------       ---------------
Net increase (decrease)                                            8,150                22,955
Units outstanding, beginning                                      32,224                 9,269
                                                          --------------       ---------------
Units outstanding, ending                                         40,374                32,224
                                                          ==============       ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        75,668
Cost of units redeemed                                                   (23,147)
Net investment income (loss)                                                (557)
Net realized gain (loss)                                                   2,341
Realized gain distributions                                               10,549
Net change in unrealized appreciation (depreciation)                      (7,964)
                                                                 ---------------
                                                                 $        56,890
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.41            40   $       57           1.25%           -0.4%
12/31/06         1.42            32           46           1.25%           11.4%
12/31/05         1.27             9           12           1.25%            4.1%
12/31/04         1.22             1            1           1.25%            8.9%
12/31/03         1.12           -            -             1.25%           10.9%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.42           -     $      -             1.00%           -0.2%
12/31/06         1.43           -            -             1.00%           11.8%
12/31/05         1.28           -            -             1.00%            4.2%
12/31/04         1.23           -            -             1.00%            9.7%
12/31/03         1.12           -            -             1.00%           10.3%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.44           -     $      -             0.75%            0.1%
12/31/06         1.44           -            -             0.75%           12.1%
12/31/05         1.28           -            -             0.75%            4.4%
12/31/04         1.23           -            -             0.75%           10.0%
12/31/03         1.12           -            -             0.75%           10.3%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.45           -     $      -             0.50%            0.3%
12/31/06         1.45           -            -             0.50%           12.3%
12/31/05         1.29           -            -             0.50%            4.7%
12/31/04         1.23           -            -             0.50%           10.3%
12/31/03         1.12           -            -             0.50%           10.4%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.47           -     $      -             0.25%            0.6%
12/31/06         1.46           -            -             0.25%           12.6%
12/31/05         1.30           -            -             0.25%            4.9%
12/31/04         1.24           -            -             0.25%           10.6%
12/31/03         1.12           -            -             0.25%           10.5%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.49           -     $      -             0.00%            0.8%
12/31/06         1.47           -            -             0.00%           12.9%
12/31/05         1.31           -            -             0.00%            5.2%
12/31/04         1.24           -            -             0.00%           10.8%
12/31/03         1.12           -            -             0.00%           10.5%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
0.9%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                       AIM
                                Energy (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,369,616  $    1,393,315          36,616
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed           (12,430)
                                  --------------
Net assets                        $    1,357,186
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,278,908         335,252  $         3.81
Band 100                                     -               -              3.86
Band 75                                      -               -              3.90
Band 50                                      -               -              3.94
Band 25                                      -               -              3.98
Band 0                                    78,279          19,346            4.05
                                  --------------  --------------
Total                             $    1,357,186         354,598
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             8,515
                                                                  --------------
   Net investment income (loss)                                           (8,515)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                5,035
   Realized gain distributions                                           246,732
   Net change in unrealized appreciation (depreciation)                   14,782
                                                                  --------------
   Net gain (loss)                                                       266,549
                                                                  --------------
Increase (decrease) in net assets from operations                 $      258,034
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended            Year ended
                                                              12/31/2007            12/31/2006
                                                          --------------       ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $       (8,515)      $        (2,068)
   Net realized gain (loss)                                        5,035                 6,313
   Realized gain distributions                                   246,732                45,229
   Net change in unrealized appreciation
      (depreciation)                                              14,782               (42,431)
                                                          --------------       ---------------
Increase (decrease) in net assets from operations                258,034                 7,043
                                                          --------------       ---------------
Contract owner transactions:
   Proceeds from units sold                                      932,542               292,620
   Cost of units redeemed                                       (146,181)              (43,545)
                                                          --------------       ---------------
   Increase (decrease)                                           786,361               249,075
                                                          --------------       ---------------
Net increase (decrease)                                        1,044,395               256,118
Net assets, beginning                                            312,791                56,673
                                                          --------------       ---------------
Net assets, ending                                        $    1,357,186       $       312,791
                                                          ==============       ===============

Units sold                                                       282,936               110,980
Units redeemed                                                   (45,871)              (16,509)
                                                          --------------       ---------------
Net increase (decrease)                                          237,065                94,471
Units outstanding, beginning                                     117,533                23,062
                                                          --------------       ---------------
Units outstanding, ending                                        354,598               117,533
                                                          ==============       ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     1,277,010
Cost of units redeemed                                                  (196,586)
Net investment income (loss)                                             (11,046)
Net realized gain (loss)                                                  16,463
Realized gain distributions                                              295,044
Net change in unrealized appreciation (depreciation)                     (23,699)
                                                                 ---------------
                                                                 $     1,357,186
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     3.81           335   $    1,279           1.25%           43.3%
12/31/06         2.66           118          313           1.25%            8.2%
12/31/05         2.46            23           57           1.25%           51.9%
12/31/04         1.62             1            1           1.25%           35.0%
12/31/03         1.20           -            -             1.25%           12.1%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     3.86           -     $      -             1.00%           43.7%
12/31/06         2.68           -            -             1.00%            8.6%
12/31/05         2.47           -            -             1.00%           52.5%
12/31/04         1.62           -            -             1.00%           34.7%
12/31/03         1.20           -            -             1.00%           12.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     3.90           -     $      -             0.75%           44.1%
12/31/06         2.70           -            -             0.75%            8.8%
12/31/05         2.49           -            -             0.75%           52.9%
12/31/04         1.63           -            -             0.75%           35.0%
12/31/03         1.20           -            -             0.75%           12.1%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     3.94           -     $      -             0.50%           44.4%
12/31/06         2.73           -            -             0.50%            9.1%
12/31/05         2.50           -            -             0.50%           53.3%
12/31/04         1.63           -            -             0.50%           35.3%
12/31/03         1.20           -            -             0.50%           12.1%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     3.98           -     $      -             0.25%           44.8%
12/31/06         2.75           -            -             0.25%            9.4%
12/31/05         2.51           -            -             0.25%           53.7%
12/31/04         1.64           -            -             0.25%           35.7%
12/31/03         1.21           -            -             0.25%           12.2%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     4.05            19   $       78           0.00%           45.1%
12/31/06         2.79           -            -             0.00%            9.7%
12/31/05         2.54           -            -             0.00%           54.1%
12/31/04         1.65           -            -             0.00%           36.0%
12/31/03         1.21           -            -             0.00%           12.3%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
0.0%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                       AIM
                          Mid Cap Core Equity (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      863,406  $    1,002,071          36,363
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed           (12,544)
                                  --------------
Net assets                        $      850,862
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      816,198         542,372  $         1.50
Band 100                                   6,301           4,143            1.52
Band 75                                      -               -              1.54
Band 50                                      -               -              1.55
Band 25                                      -               -              1.57
Band 0                                    28,363          17,863            1.59
                                  --------------  --------------
Total                             $      850,862         564,378
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       10,846
   Mortality & expense charges                                             9,926
                                                                  --------------
   Net investment income (loss)                                              920
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (5,529)
   Realized gain distributions                                           133,243
   Net change in unrealized appreciation (depreciation)                  (56,775)
                                                                  --------------
   Net gain (loss)                                                        70,939
                                                                  --------------
Increase (decrease) in net assets from operations                 $       71,859
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended            Year ended
                                                              12/31/2007            12/31/2006
                                                          --------------       ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $          920       $        (4,625)
   Net realized gain (loss)                                       (5,529)                2,071
   Realized gain distributions                                   133,243               143,081
   Net change in unrealized appreciation
      (depreciation)                                             (56,775)              (78,414)
                                                          --------------       ---------------
Increase (decrease) in net assets from operations                 71,859                62,113
                                                          --------------       ---------------
Contract owner transactions:
   Proceeds from units sold                                      343,543               303,021
   Cost of units redeemed                                       (389,644)              (37,394)
                                                          --------------       ---------------
   Increase (decrease)                                           (46,101)              265,627
                                                          --------------       ---------------
Net increase (decrease)                                           25,758               327,740
Net assets, beginning                                            825,104               497,364
                                                          --------------       ---------------
Net assets, ending                                        $      850,862       $       825,104
                                                          ==============       ===============

Units sold                                                       231,503               254,634
Units redeemed                                                  (260,170)              (53,096)
                                                          --------------       ---------------
Net increase (decrease)                                          (28,667)              201,538
Units outstanding, beginning                                     593,045               391,507
                                                          --------------       ---------------
Units outstanding, ending                                        564,378               593,045
                                                          ==============       ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     1,184,560
Cost of units redeemed                                                  (502,214)
Net investment income (loss)                                              (8,323)
Net realized gain (loss)                                                  (2,899)
Realized gain distributions                                              318,403
Net change in unrealized appreciation (depreciation)                    (138,665)
                                                                 ---------------
                                                                 $       850,862
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.50           542   $      816           1.25%            8.2%
12/31/06         1.39           586          814           1.25%            9.5%
12/31/05         1.27           391          497           1.25%            5.8%
12/31/04         1.20           133          159           1.25%           12.1%
12/31/03         1.07           -            -             1.25%            7.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.52             4   $        6           1.00%            8.5%
12/31/06         1.40           -            -             1.00%            9.7%
12/31/05         1.28           -            -             1.00%            6.0%
12/31/04         1.20           -            -             1.00%           12.5%
12/31/03         1.07           -            -             1.00%           -0.3%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.54           -     $      -             0.75%            8.8%
12/31/06         1.41           -            -             0.75%           10.0%
12/31/05         1.28           -            -             0.75%            6.3%
12/31/04         1.21           -            -             0.75%           12.8%
12/31/03         1.07           -            -             0.75%           -0.2%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.55           -     $      -             0.50%            9.0%
12/31/06         1.42           -            -             0.50%           10.3%
12/31/05         1.29           -            -             0.50%            6.6%
12/31/04         1.21           -            -             0.50%           13.0%
12/31/03         1.07           -            -             0.50%           -0.2%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.57           -     $      -             0.25%            9.3%
12/31/06         1.44           -            -             0.25%           10.6%
12/31/05         1.30           -            -             0.25%            6.8%
12/31/04         1.22           -            -             0.25%           13.3%
12/31/03         1.07           -            -             0.25%           -0.1%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.59            18   $       28           0.00%            9.6%
12/31/06         1.45             7           11           0.00%           10.8%
12/31/05         1.31           -            -             0.00%            7.1%
12/31/04         1.22           -            -             0.00%           13.6%
12/31/03         1.07           -            -             0.00%            7.9%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
1.3%       0.5%       0.0%       0.0%        0%

                             AUL American Unit Trust
                                       AIM
                           Small Cap Growth (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      252,263  $      270,075           8,935
Receivables: investments sold              2,198  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      254,461
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      254,461         171,062  $         1.49
Band 100                                     -               -              1.50
Band 75                                      -               -              1.52
Band 50                                      -               -              1.54
Band 25                                      -               -              1.55
Band 0                                       -               -              1.57
                                  --------------  --------------
Total                             $      254,461         171,062
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             2,273
                                                                  --------------
   Net investment income (loss)                                           (2,273)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,719
   Realized gain distributions                                            27,729
   Net change in unrealized appreciation (depreciation)                  (16,460)
                                                                  --------------
   Net gain (loss)                                                        12,988
                                                                  --------------
Increase (decrease) in net assets from operations                 $       10,715
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended            Year ended
                                                              12/31/2007            12/31/2006
                                                          --------------       ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $       (2,273)      $          (760)
   Net realized gain (loss)                                        1,719                 2,804
   Realized gain distributions                                    27,729                 5,975
   Net change in unrealized appreciation
      (depreciation)                                             (16,460)               (1,971)
                                                          --------------       ---------------
Increase (decrease) in net assets from operations                 10,715                 6,048
                                                          --------------       ---------------
Contract owner transactions:
   Proceeds from units sold                                      186,533                70,139
   Cost of units redeemed                                        (26,595)              (26,302)
                                                          --------------       ---------------
   Increase (decrease)                                           159,938                43,837
                                                          --------------       ---------------
Net increase (decrease)                                          170,653                49,885
Net assets, beginning                                             83,808                33,923
                                                          --------------       ---------------
Net assets, ending                                        $      254,461       $        83,808
                                                          ==============       ===============

Units sold                                                       127,819                54,270
Units redeemed                                                   (18,556)              (20,641)
                                                          --------------       ---------------
Net increase (decrease)                                          109,263                33,629
Units outstanding, beginning                                      61,799                28,170
                                                          --------------       ---------------
Units outstanding, ending                                        171,062                61,799
                                                          ==============       ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       290,446
Cost of units redeemed                                                   (56,452)
Net investment income (loss)                                              (3,394)
Net realized gain (loss)                                                   5,419
Realized gain distributions                                               36,254
Net change in unrealized appreciation (depreciation)                     (17,812)
                                                                 ---------------
                                                                 $       254,461
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.49           171   $      254           1.25%            9.7%
12/31/06         1.36            62           84           1.25%           13.0%
12/31/05         1.20            28           34           1.25%            6.2%
12/31/04         1.13            13           15           1.25%            5.6%
12/31/03         1.07           -            -             1.25%            9.2%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.50           -     $      -             1.00%           10.0%
12/31/06         1.37           -            -             1.00%           12.9%
12/31/05         1.21           -            -             1.00%            6.5%
12/31/04         1.14           -            -             1.00%            5.9%
12/31/03         1.07           -            -             1.00%            8.4%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.52           -     $      -             0.75%           10.2%
12/31/06         1.38           -            -             0.75%           13.2%
12/31/05         1.22           -            -             0.75%            6.8%
12/31/04         1.14           -            -             0.75%            6.2%
12/31/03         1.07           -            -             0.75%            8.5%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.54           -     $      -             0.50%           10.5%
12/31/06         1.39           -            -             0.50%           13.5%
12/31/05         1.22           -            -             0.50%            7.0%
12/31/04         1.14           -            -             0.50%            6.4%
12/31/03         1.08           -            -             0.50%            8.6%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.55           -     $      -             0.25%           10.8%
12/31/06         1.40           -            -             0.25%           13.8%
12/31/05         1.23           -            -             0.25%            7.3%
12/31/04         1.15           -            -             0.25%            6.7%
12/31/03         1.08           -            -             0.25%            8.6%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.57           -     $      -             0.00%           11.1%
12/31/06         1.41           -            -             0.00%           14.0%
12/31/05         1.24           -            -             0.00%            7.6%
12/31/04         1.15           -            -             0.00%            7.0%
12/31/03         1.08           -            -             0.00%            8.7%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
0.0%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                       AIM
                              Technology (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       60,735  $       60,087           6,285
Receivables: investments sold                  5  ==============  ==============
Payables: investments redeemed            (4,021)
                                  --------------
Net assets                        $       56,719
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       56,719          34,296  $         1.65
Band 100                                     -               -              1.67
Band 75                                      -               -              1.69
Band 50                                      -               -              1.71
Band 25                                      -               -              1.73
Band 0                                       -               -              1.75
                                  --------------  --------------
Total                             $       56,719          34,296
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               758
                                                                  --------------
   Net investment income (loss)                                             (758)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                4,625
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   (1,797)
                                                                  --------------
   Net gain (loss)                                                         2,828
                                                                  --------------
Increase (decrease) in net assets from operations                 $        2,070
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended            Year ended
                                                              12/31/2007            12/31/2006
                                                          --------------       ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $         (758)      $          (267)
   Net realized gain (loss)                                        4,625                   346
   Realized gain distributions                                       -                     -
   Net change in unrealized appreciation
      (depreciation)                                              (1,797)                1,753
                                                          --------------       ---------------
Increase (decrease) in net assets from operations                  2,070                 1,832
                                                          --------------       ---------------
Contract owner transactions:
   Proceeds from units sold                                      140,713                27,054
   Cost of units redeemed                                       (122,259)               (4,049)
                                                          --------------       ---------------
   Increase (decrease)                                            18,454                23,005
                                                          --------------       ---------------
Net increase (decrease)                                           20,524                24,837
Net assets, beginning                                             36,195                11,358
                                                          --------------       ---------------
Net assets, ending                                        $       56,719       $        36,195
                                                          ==============       ===============

Units sold                                                        87,556                18,110
Units redeemed                                                   (76,458)               (2,816)
                                                          --------------       ---------------
Net increase (decrease)                                           11,098                15,294
Units outstanding, beginning                                      23,198                 7,904
                                                          --------------       ---------------
Units outstanding, ending                                         34,296                23,198
                                                          ==============       ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       178,704
Cost of units redeemed                                                  (126,107)
Net investment income (loss)                                              (1,129)
Net realized gain (loss)                                                   4,603
Realized gain distributions                                                    -
Net change in unrealized appreciation (depreciation)                         648
                                                                 ---------------
                                                                 $        56,719
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.65            34   $       57           1.25%            6.0%
12/31/06         1.56            23           36           1.25%            8.4%
12/31/05         1.44             8           11           1.25%            0.7%
12/31/04         1.43             4            6           1.25%            2.1%
12/31/03         1.40           -            -             1.25%            9.4%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.67           -     $      -             1.00%            6.3%
12/31/06         1.57           -            -             1.00%            8.9%
12/31/05         1.44           -            -             1.00%            0.7%
12/31/04         1.43           -            -             1.00%            2.1%
12/31/03         1.40           -            -             1.00%            8.8%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.69           -     $      -             0.75%            6.5%
12/31/06         1.59           -            -             0.75%            9.2%
12/31/05         1.45           -            -             0.75%            1.0%
12/31/04         1.44           -            -             0.75%            2.4%
12/31/03         1.41           -            -             0.75%            8.9%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.71           -     $      -             0.50%            6.8%
12/31/06         1.60           -            -             0.50%            9.4%
12/31/05         1.46           -            -             0.50%            1.2%
12/31/04         1.44           -            -             0.50%            2.6%
12/31/03         1.41           -            -             0.50%            9.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.73           -     $      -             0.25%            7.1%
12/31/06         1.61           -            -             0.25%            9.7%
12/31/05         1.47           -            -             0.25%            1.5%
12/31/04         1.45           -            -             0.25%            2.9%
12/31/03         1.41           -            -             0.25%            9.0%

                                     BAND 0
--------------------------------------------------------------------------------
..
                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.75           -     $      -             0.00%            7.3%
12/31/06         1.63           -            -             0.00%           10.0%
12/31/05         1.49           -            -             0.00%            1.7%
12/31/04         1.46           -            -             0.00%            3.1%
12/31/03         1.42           -            -             0.00%            9.1%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
0.0%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                       AIM
                          Financial Services (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       33,563  $       45,744           1,831
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed                (2)
                                  --------------
Net assets                        $       33,561
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       33,228          27,009  $         1.23
Band 100                                     -               -              1.24
Band 75                                      -               -              1.26
Band 50                                      -               -              1.27
Band 25                                      -               -              1.28
Band 0                                       333             255            1.30
                                  --------------  --------------
Total                             $       33,561          27,264
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          633
   Mortality & expense charges                                               426
                                                                  --------------
   Net investment income (loss)                                              207
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (861)
   Realized gain distributions                                             4,168
   Net change in unrealized appreciation (depreciation)                  (12,238)
                                                                  --------------
   Net gain (loss)                                                        (8,931)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (8,724)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended            Year ended
                                                              12/31/2007            12/31/2006
                                                          --------------       ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $          207       $            57
   Net realized gain (loss)                                         (861)                    8
   Realized gain distributions                                     4,168                 1,266
   Net change in unrealized appreciation
      (depreciation)                                             (12,238)                  165
                                                          --------------       ---------------
Increase (decrease) in net assets from operations                 (8,724)                1,496
                                                          --------------       ---------------
Contract owner transactions:
   Proceeds from units sold                                       77,494                 9,124
   Cost of units redeemed                                        (48,195)                 (625)
                                                          --------------       ---------------
   Increase (decrease)                                            29,299                 8,498
                                                          --------------       ---------------
Net increase (decrease)                                           20,575                 9,995
Net assets, beginning                                             12,986                 2,991
                                                          --------------       ---------------
Net assets, ending                                        $       33,561       $        12,986
                                                          ==============       ===============

Units sold                                                        49,571                 6,336
Units redeemed                                                   (30,347)                 (425)
                                                          --------------       ---------------
Net increase (decrease)                                           19,224                 5,911
Units outstanding, beginning                                       8,040                 2,129
                                                          --------------       ---------------
Units outstanding, ending                                         27,264                 8,040
                                                          ==============       ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $        89,418
Cost of units redeemed                                                   (48,820)
Net investment income (loss)                                                 288
Net realized gain (loss)                                                    (854)
Realized gain distributions                                                5,710
Net change in unrealized appreciation (depreciation)                     (12,181)
                                                                 ---------------
                                                                 $        33,561
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.23            27   $       33           1.25%          -23.9%
12/31/06         1.62             8           13           1.25%           14.6%
12/31/05         1.41             2            3           1.25%            3.7%
12/31/04         1.36           -            -             1.25%            7.1%
12/31/03         1.27           -            -             1.25%           27.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.24           -     $      -             1.00%          -23.7%
12/31/06         1.63           -            -             1.00%           15.2%
12/31/05         1.41           -            -             1.00%            4.1%
12/31/04         1.36           -            -             1.00%            7.2%
12/31/03         1.27           -            -             1.00%            8.7%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.26           -     $      -             0.75%          -23.5%
12/31/06         1.64           -            -             0.75%           15.4%
12/31/05         1.42           -            -             0.75%            4.4%
12/31/04         1.36           -            -             0.75%            7.5%
12/31/03         1.27           -            -             0.75%            8.8%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.27           -     $      -             0.50%          -23.3%
12/31/06         1.66           -            -             0.50%           15.7%
12/31/05         1.43           -            -             0.50%            4.6%
12/31/04         1.37           -            -             0.50%            7.7%
12/31/03         1.27           -            -             0.50%            8.8%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.28           -     $      -             0.25%          -23.1%
12/31/06         1.67           -            -             0.25%           16.0%
12/31/05         1.44           -            -             0.25%            4.9%
12/31/04         1.37           -            -             0.25%            8.0%
12/31/03         1.27           -            -             0.25%            8.9%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.30           0     $      0             0.00%          -22.9%
12/31/06         1.69           -            -             0.00%           16.3%
12/31/05         1.46           -            -             0.00%            5.2%
12/31/04         1.38           -            -             0.00%            8.3%
12/31/03         1.28           -            -             0.00%            9.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006          2005      2004          2003
2.7%       1.9%          2.2%      0.0%          0.0%

                             AUL American Unit Trust
                                       AIM
                             Global Equity (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $      164,734    $      165,437            10,675
Receivables: investments sold                  -      ==============    ==============
Payables: investments redeemed              (6,651)
                                    --------------
Net assets                          $      158,083
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Band 125                            $      158,083            88,759    $         1.78
Band 100                                       -                 -                1.80
Band 75                                        -                 -                1.82
Band 50                                        -                 -                1.84
Band 25                                        -                 -                1.86
Band 0                                         -                 -                1.88
                                    --------------    --------------
Total                               $      158,083            88,759
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      300,290
   Mortality & expense charges                                            46,550
                                                                  --------------
   Net investment income (loss)                                          253,740
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (368,854)
   Realized gain distributions                                           249,778
   Net change in unrealized appreciation (depreciation)                   17,111
                                                                  --------------
   Net gain (loss)                                                      (101,965)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      151,775
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    253,740   $      8,817
   Net realized gain (loss)                              (368,854)         8,510
   Realized gain distributions                            249,778        345,534
   Net change in unrealized appreciation
      (depreciation)                                       17,111         (8,189)
                                                     ------------   ------------
Increase (decrease) in net assets from operations         151,775        354,672
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               832,291      3,373,485
   Cost of units redeemed                              (4,388,090)      (342,972)
                                                     ------------   ------------
   Increase (decrease)                                 (3,555,799)     3,030,513
                                                     ------------   ------------
Net increase (decrease)                                (3,404,024)     3,385,185
Net assets, beginning                                   3,562,107        176,922
                                                     ------------   ------------
Net assets, ending                                   $    158,083   $  3,562,107
                                                     ============   ============

Units sold                                                462,110      2,492,441
Units redeemed                                         (2,456,760)      (530,188)
                                                     ------------   ------------
Net increase (decrease)                                (1,994,650)     1,962,253
Units outstanding, beginning                            2,083,409        121,156
                                                     ------------   ------------
Units outstanding, ending                                  88,759      2,083,409
                                                     ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   4,377,057
Cost of units redeemed                                                (4,731,071)
Net investment income (loss)                                             264,121
Net realized gain (loss)                                                (360,343)
Realized gain distributions                                              609,022
Net change in unrealized appreciation (depreciation)                        (703)
                                                                   -------------
                                                                   $     158,083
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.78            89   $      158           1.25%            3.9%
12/31/06         1.71         2,078        3,562           1.25%           17.4%
12/31/05         1.46           121          177           1.25%            8.1%
12/31/04         1.35           -            -             1.25%           20.5%
12/31/03         1.12           -            -             1.25%           12.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.80           -     $      -             1.00%            4.1%
12/31/06         1.73           -            -             1.00%           17.7%
12/31/05         1.47           -            -             1.00%            8.2%
12/31/04         1.36           -            -             1.00%           20.7%
12/31/03         1.12           -            -             1.00%           10.7%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.82           -     $      -             0.75%            4.4%
12/31/06         1.74           -            -             0.75%           18.0%
12/31/05         1.48           -            -             0.75%            8.5%
12/31/04         1.36           -            -             0.75%           21.0%
12/31/03         1.13           -            -             0.75%           10.8%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.84           -     $      -             0.50%            4.7%
12/31/06         1.76           -            -             0.50%           18.3%
12/31/05         1.49           -            -             0.50%            8.7%
12/31/04         1.37           -            -             0.50%           21.3%
12/31/03         1.13           -            -             0.50%           10.8%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.86           -     $      -             0.25%            4.9%
12/31/06         1.77           -            -             0.25%           18.6%
12/31/05         1.49           -            -             0.25%            9.0%
12/31/04         1.37           -            -             0.25%           21.6%
12/31/03         1.13           -            -             0.25%           10.9%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.88           -     $      -             0.00%            5.2%
12/31/06         1.79           -            -             0.00%           18.9%
12/31/05         1.50           -            -             0.00%            9.3%
12/31/04         1.37           -            -             0.00%           21.9%
12/31/03         1.13           -            -             0.00%           11.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
16.1%      2.1%       1.1%       0.0%       0.0%

                             AUL American Unit Trust
                                       AIM
                          Capital Development (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         1.13
Band 100                                     -               -              1.14
Band 75                                      -               -              1.14
Band 50                                      -               -              1.14
Band 25                                      -               -              1.15
Band 0                                       -               -              1.15
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $           -
   Mortality & expense charges                                                -
                                                                  --------------
   Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   -
   Realized gain distributions                                                -
   Net change in unrealized appreciation (depreciation)                       -
                                                                  --------------
   Net gain (loss)                                                            -
                                                                  --------------
Increase (decrease) in net assets from operations                 $           -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    For the period
                                                       Year ended    from 10/23/06
                                                       12/31/2007      to 12/31/06
                                                     ------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $         -    $           -
   Net realized gain (loss)                                    -                -
   Realized gain distributions                                 -                -
   Net change in unrealized appreciation
      (depreciation)                                           -                -
                                                     ------------   --------------
Increase (decrease) in net assets from operations              -                -
                                                     ------------   --------------
Contract owner transactions:
   Proceeds from units sold                                                     -
   Cost of units redeemed                                                       -
                                                     ------------   --------------
   Increase (decrease)                                         -                -
                                                     ------------   --------------
Net increase (decrease)                                        -                -
Net assets, beginning                                          -                -
                                                     ------------   --------------
Net assets, ending                                   $         -    $           -
                                                     ============   ==============

Units sold                                                     -                -
Units redeemed                                                 -                -
Net increase (decrease)                                        -                -
Units outstanding, beginning                                   -                -
                                                     ------------   --------------
Units outstanding, ending                                      -                -
                                                     ============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $            -
Cost of units redeemed                                                        -
Net investment income (loss)                                                  -
Net realized gain (loss)                                                      -
Realized gain distributions                                                   -
Net change in unrealized appreciation (depreciation)                          -
                                                                 ---------------
                                                                 $            -
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.13           -     $      -             1.25%            9.0%
12/31/06         1.04           -            -             1.25%            3.9%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.14           -     $      -             1.00%            9.3%
12/31/06         1.04           -            -             1.00%            4.0%
10/23/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.14           -     $      -             0.75%            9.6%
12/31/06         1.04           -            -             0.75%            4.0%
10/23/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.14           -     $      -             0.50%            9.9%
12/31/06         1.04           -            -             0.50%            4.1%
10/23/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.15           -     $      -             0.25%           10.2%
12/31/06         1.04           -            -             0.25%            4.1%
10/23/06         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.15           -     $      -             0.00%           10.4%
12/31/06         1.04           -            -             0.00%            4.2%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007       2006
0.0%      0.0%

                             AUL American Unit Trust
                                       AIM
                       Capital Development (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       16,863  $       18,249           878
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $       16,863
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       16,863          14,758  $         1.14
Band 100                                     -               -              1.15
Band 75                                      -               -              1.15
Band 50                                      -               -              1.15
Band 25                                      -               -              1.16
Band 0                                       -               -              1.16
                                  --------------  --------------
Total                             $       16,863          14,758
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                                33
                                                                  --------------
   Net investment income (loss)                                              (33)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                             1,157
   Net change in unrealized appreciation (depreciation)                   (1,386)
                                                                  --------------
   Net gain (loss)                                                          (229)
                                                                  --------------
Increase (decrease) in net assets from operations                 $         (262)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    For the period
                                                       Year ended    from 10/23/06
                                                       12/31/2007      to 12/31/06
                                                     ------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $        (33)  $          -
   Net realized gain (loss)                                   -                -
   Realized gain distributions                              1,157              -
   Net change in unrealized appreciation
      (depreciation)                                       (1,386)             -
                                                     ------------   --------------
Increase (decrease) in net assets from operations            (262)             -
                                                     ------------   --------------
Contract owner transactions:
   Proceeds from units sold                                17,214              -
   Cost of units redeemed                                     (89)             -
                                                     ------------   --------------
   Increase (decrease)                                     17,125              -
                                                     ------------   --------------
Net increase (decrease)                                    16,863              -
Net assets, beginning                                         -                -
                                                     ------------   --------------
Net assets, ending                                   $     16,863   $          -
                                                     ============   ==============

Units sold                                                 14,758              -
Units redeemed                                                -                -
                                                     ------------   --------------
Net increase (decrease)                                    14,758              -
Units outstanding, beginning                                  -                -
                                                     ------------   --------------
Units outstanding, ending                                  14,758              -
                                                     ============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $      17,214
Cost of units redeemed                                                       (89)
Net investment income (loss)                                                 (33)
Net realized gain (loss)                                                     -
Realized gain distributions                                                1,157
Net change in unrealized appreciation (depreciation)                      (1,386)
                                                                   -------------
                                                                   $      16,863
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.14            15   $       17           1.25%            9.8%
12/31/06         1.04           -            -             1.25%            4.1%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.15           -     $      -             1.00%           10.1%
12/31/06         1.04           -            -             1.00%            4.1%
10/23/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.15           -     $      -             0.75%           10.3%
12/31/06         1.04           -            -             0.75%            4.2%
10/23/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.15           -     $      -             0.50%           10.6%
12/31/06         1.04           -            -             0.50%            4.2%
10/23/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.16           -     $      -             0.25%           10.9%
12/31/06         1.04           -            -             0.25%            4.3%
10/23/06         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.16           -     $      -             0.00%           11.2%
12/31/06         1.04           -            -             0.00%            4.3%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.


--------------------------------------------------------------------------------

2007      2006
0.0%      0.0%

                             AUL American Unit Trust
                                       AIM
                      International Growth (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      647,692  $      676,506          20,120
Receivables: investments sold              5,405  ==============  ==============
Payables: investments redeemed               -                               -
                                  --------------
Net assets                        $      653,097
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      653,097         531,484  $         1.23
Band 100                                     -               -              1.23
Band 75                                      -               -              1.24
Band 50                                      -               -              1.24
Band 25                                      -               -              1.24
Band 0                                       -               -              1.25
                                  --------------  --------------
Total                             $      653,097         531,484
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        5,561
   Mortality & expense charges                                             3,617
                                                                  --------------
   Net investment income (loss)                                            1,944
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                3,706
   Realized gain distributions                                            34,293
   Net change in unrealized appreciation (depreciation)                  (28,814)
                                                                  --------------
   Net gain (loss)                                                         9,185
                                                                  --------------
Increase (decrease) in net assets from operations                  $      11,129
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    For the period
                                                       Year ended    from 10/23/06
                                                       12/31/2007      to 12/31/06
                                                     ------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      1,944   $          -
   Net realized gain (loss)                                 3,706              -
   Realized gain distributions                             34,293              -
   Net change in unrealized appreciation
      (depreciation)                                      (28,814)             -
                                                     ------------   --------------
Increase (decrease) in net assets from operations          11,129              -
                                                     ------------   --------------
Contract owner transactions:
   Proceeds from units sold                               677,927              -
   Cost of units redeemed                                 (35,959)             -
                                                     ------------   --------------
   Increase (decrease)                                    641,968              -
                                                     ------------   --------------
Net increase (decrease)                                   653,097              -
Net assets, beginning                                         -                -
                                                     ------------   --------------
Net assets, ending                                   $    653,097   $          -
                                                     ============   ==============

Units sold                                                560,482              -
Units redeemed                                            (28,998)             -
                                                     ------------   --------------
Net increase (decrease)                                   531,484              -
Units outstanding, beginning                                  -                -
                                                     ------------   --------------
Units outstanding, ending                                 531,484              -
                                                     ============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     677,927
Cost of units redeemed                                                   (35,959)
Net investment income (loss)                                               1,944
Net realized gain (loss)                                                   3,706
Realized gain distributions                                               34,293
Net change in unrealized appreciation (depreciation)                     (28,814)
                                                                   -------------
                                                                   $     653,097
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.23           531   $      653           1.25%           13.6%
12/31/06         1.08           -            -             1.25%            8.2%
10/23/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.23           -     $      -             1.00%           13.9%
12/31/06         1.08           -            -             1.00%            8.2%
10/23/06         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.24           -     $      -             0.75%           14.2%
12/31/06         1.08           -            -             0.75%            8.3%
10/23/06         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.24           -     $      -             0.50%           14.4%
12/31/06         1.08           -            -             0.50%            8.3%
10/23/06         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.24           -     $      -             0.25%           14.7%
12/31/06         1.08           -            -             0.25%            8.4%
10/23/06         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.25           -     $      -             0.00%           15.0%
12/31/06         1.08           -            -             0.00%            8.4%
10/23/06         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007       2006
1.7%       0.0%

                             AUL American Unit Trust
                                       AIM
                         International Growth (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $           -   $           -               -
Receivables: investments sold                 -   ==============  ==============
Payables: investments redeemed                -
                                  --------------
Net assets                        $           -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $           -               -   $         1.22
Band 100                                      -               -             1.22
Band 75                                       -               -             1.23
Band 50                                       -               -             1.23
Band 25                                       -               -             1.23
Band 0                                        -               -             1.24
                                  --------------  --------------
Total                             $           -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $           -
   Mortality & expense charges                                                -
                                                                  --------------
   Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   -
   Realized gain distributions                                                -
   Net change in unrealized appreciation (depreciation)                       -
                                                                  --------------
   Net gain (loss)                                                            -
                                                                  --------------
Increase (decrease) in net assets from operations                 $           -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $         -    $         -
   Net realized gain (loss)                                    -              -
   Realized gain distributions                                 -              -
   Net change in unrealized appreciation
      (depreciation)                                           -              -
                                                     ------------   ------------
Increase (decrease) in net assets from operations              -              -
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                    -              -
   Cost of units redeemed                                      -              -
                                                     ------------   ------------
   Increase (decrease)                                         -              -
                                                     ------------   ------------
Net increase (decrease)                                        -              -
Net assets, beginning                                          -              -
                                                     ------------   ------------
Net assets, ending                                   $         -    $         -
                                                     ============   ============

Units sold                                                     -              -
Units redeemed                                                 -              -
                                                     ------------   ------------
Net increase (decrease)                                        -              -
Units outstanding, beginning                                   -              -
                                                     ------------   ------------
Units outstanding, ending                                      -              -
                                                     ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $          -
Cost of units redeemed                                                        -
Net investment income (loss)                                                  -
Net realized gain (loss)                                                      -
Realized gain distributions                                                   -
Net change in unrealized appreciation (depreciation)                          -
                                                                   -------------
                                                                   $          -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.22        -        $       -            1.25%           12.8%
12/31/06         1.08        -                -            1.25%            8.0%
10/23/06         1.00        -                -            1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.22        -        $       -            1.00%           13.1%
12/31/06         1.08        -                -            1.00%            8.1%
10/23/06         1.00        -                -            1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.23        -        $       -            0.75%           13.4%
12/31/06         1.08        -                -            0.75%            8.1%
10/23/06         1.00        -                -            0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.23        -        $       -            0.50%           13.7%
12/31/06         1.08        -                -            0.50%            8.2%
10/23/06         1.00        -                -            0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.23        -        $       -            0.25%          14.0%
12/31/06         1.08        -                -            0.25%           8.2%
10/23/06         1.00        -                -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.24        -        $       -            0.00%           14.3%
12/31/06         1.08        -                -            0.00%            8.3%
10/23/06         1.00        -                -            0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                       AIM
                          Global Health Care (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       54,231  $       55,649           1,879
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed                (7)
                                  --------------
Net assets                        $       54,224
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       50,891          32,857  $         1.55
Band 100                                   3,333           2,129            1.57
Band 75                                      -               -              1.58
Band 50                                      -               -              1.60
Band 25                                      -               -              1.62
Band 0                                       -               -              1.64
                                  --------------  --------------
Total                             $       54,224          34,986
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               494
                                                                  --------------
   Net investment income (loss)                                             (494)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  600
   Realized gain distributions                                             4,398
   Net change in unrealized appreciation (depreciation)                   (1,196)
                                                                  --------------
   Net gain (loss)                                                         3,802
                                                                  --------------
Increase (decrease) in net assets from operations                 $        3,308
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       (494)  $        (28)
   Net realized gain (loss)                                   600              1
   Realized gain distributions                              4,398            639
   Net change in unrealized appreciation
      (depreciation)                                       (1,196)          (222)
                                                     ------------   ------------
Increase (decrease) in net assets from operations           3,308            390
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                63,264          6,489
   Cost of units redeemed                                 (19,224)            (3)
                                                     ------------   ------------
   Increase (decrease)                                     44,040          6,486
                                                     ------------   ------------
Net increase (decrease)                                    47,348          6,876
Net assets, beginning                                       6,876            -
                                                     ------------   ------------
Net assets, ending                                   $     54,224   $      6,876
                                                     ============   ============

Units sold                                                 42,940          4,875
Units redeemed                                            (12,828)            (1)
                                                     ------------   ------------
Net increase (decrease)                                    30,112          4,874
Units outstanding, beginning                                4,874            -
                                                     ------------   ------------
Units outstanding, ending                                  34,986          4,874
                                                     ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $      69,753
Cost of units redeemed                                                   (19,227)
Net investment income (loss)                                                (522)
Net realized gain (loss)                                                     601
Realized gain distributions                                                5,037
Net change in unrealized appreciation (depreciation)                      (1,418)
                                                                   -------------
                                                                   $      54,224
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.55            33   $       51           1.25%            10.1%
12/31/06         1.41             3            4           1.25%             3.4%
12/31/05         1.36           -            -             1.25%             7.1%
12/31/04         1.27           -            -             1.25%             5.0%
12/31/03         1.21           -            -             1.25%            21.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.57             2   $        3           1.00%           10.4%
12/31/06         1.42             2            3           1.00%            3.3%
12/31/05         1.37           -            -             1.00%            7.8%
12/31/04         1.27           -            -             1.00%            5.0%
12/31/03         1.21           -            -             1.00%            8.5%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.58           -     $      -             0.75%           10.7%
12/31/06         1.43           -            -             0.75%            3.6%
12/31/05         1.38           -            -             0.75%            8.0%
12/31/04         1.28           -            -             0.75%            5.3%
12/31/03         1.21           -            -             0.75%            8.6%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.60           -     $      -             0.50%           11.0%
12/31/06         1.44           -            -             0.50%            3.8%
12/31/05         1.39           -            -             0.50%            8.3%
12/31/04         1.28           -            -             0.50%            5.6%
12/31/03         1.21           -            -             0.50%            8.6%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.62           -     $      -             0.25%           11.2%
12/31/06         1.45           -            -             0.25%            4.1%
12/31/05         1.40           -            -             0.25%            8.6%
12/31/04         1.29           -            -             0.25%            5.8%
12/31/03         1.21           -            -             0.25%            8.7%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.64           -     $      -             0.00%           11.5%
12/31/06         1.47           -            -             0.00%            4.4%
12/31/05         1.41           -            -             0.00%            8.9%
12/31/04         1.30           -            -             0.00%            6.1%
12/31/03         1.22           -            -             0.00%            8.8%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
0.0%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                       AIM
                          Global Equity (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,676,957  $    3,669,515         246,707
Receivables: investments sold              8,842  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $    3,685,799
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,685,799       3,818,381  $         0.97
Band 100                                     -               -              0.97
Band 75                                      -               -              0.97
Band 50                                      -               -              0.97
Band 25                                      -               -              0.97
Band 0                                       -               -              0.97
                                  --------------  --------------
Total                             $    3,685,799       3,818,381
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             2,136
                                                                  --------------
   Net investment income (loss)                                           (2,136)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    7,442
                                                                  --------------
   Net gain (loss)                                                         7,442
                                                                  --------------
Increase (decrease) in net assets from operations                 $        5,306
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 5/24/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $       (2,136)
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                       7,442
                                                                  --------------
Increase (decrease) in net assets from operations                          5,306
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                            3,685,477
   Cost of units redeemed                                                 (4,984)
                                                                  --------------
   Increase (decrease)                                                 3,680,493
                                                                  --------------
Net increase (decrease)                                                3,685,799
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $    3,685,799
                                                                  ==============

Units sold                                                             3,823,658
Units redeemed                                                            (5,277)
                                                                  --------------
Net increase (decrease)                                                3,818,381
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                              3,818,381
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   3,685,477
Cost of units redeemed                                                    (4,984)
Net investment income (loss)                                              (2,136)
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                       7,442
                                                                   -------------
                                                                   $   3,685,799
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97         3,818     $  3,686           1.25%           -3.5%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97           -       $    -             1.00%           -3.3%
05/24/07         1.00           -            -             1.25%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -        $    -             0.75%           -3.2%
05/24/07         1.00          -             -             1.25%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -        $    -             0.50%           -3.0%
05/24/07         1.00          -             -             1.25%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -        $    -             0.25%          -2.9%
05/24/07         1.00          -             -             1.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -        $    -             0.00%           -2.7%
05/24/07         1.00          -             -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

                                      2007
                                      0.0%

                             AUL American Unit Trust
                                    Vanguard
                                 Short-Term Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    1,230,547    $    1,201,812           116,534
Receivables: investments sold                721    ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $    1,231,268
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    1,231,268           734,085    $         1.68
Band 100                                     -                 -                1.70
Band 75                                      -                 -                1.71
Band 50                                      -                 -                1.73
Band 25                                      -                 -                1.75
Band 0                                       -                 -                1.97
                                  --------------    --------------
Total                             $    1,231,268           734,085
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $   49,707
   Mortality & expense charges                                            13,935
                                                                      ----------
   Net investment income (loss)                                           35,772
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                               (4,997)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   37,035
                                                                      ----------
   Net gain (loss)                                                        32,038
                                                                      ----------
Increase (decrease) in net assets from operations                     $   67,810
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       35,772   $       24,528
   Net realized gain (loss)                                  (4,997)          (5,210)
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                         37,035            8,032
                                                     --------------   --------------
Increase (decrease) in net assets from operations            67,810           27,350
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                 365,769          397,828
   Cost of units redeemed                                  (204,040)        (174,942)
                                                     --------------   --------------
   Increase (decrease)                                      161,729          222,886
                                                     --------------   --------------
Net increase (decrease)                                     229,539          250,236
Net assets, beginning                                     1,001,729          751,493
                                                     --------------   --------------
Net assets, ending                                   $    1,231,268   $    1,001,729
                                                     ==============   ==============

Units sold                                                  294,914          258,058
Units redeemed                                             (194,524)        (114,132)
                                                     --------------   --------------
Net increase (decrease)                                     100,390          143,926
Units outstanding, beginning                                633,695          489,769
                                                     --------------   --------------
Units outstanding, ending                                   734,085          633,695
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  2,228,097
Cost of units redeemed                                                (1,099,770)
Net investment income (loss)                                              90,802
Net realized gain (loss)                                                 (21,004)
Realized gain distributions                                                4,406
Net change in unrealized appreciation (depreciation)                      28,737
                                                                    ------------
                                                                    $  1,231,268
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.68           734      $     1,231            1.25%           6.1%
12/31/06          1.58           634            1,002            1.25%           3.3%
12/31/05          1.53           491              751            1.25%           0.0%
12/31/04          1.53           503              769            1.25%           0.7%
12/31/03          1.52           330              502            1.25%           2.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.70           -        $       -              1.00%           6.4%
12/31/06          1.59           -                -              1.00%           3.3%
12/31/05          1.54           -                -              1.00%           0.8%
12/31/04          1.53           -                -              1.00%           0.4%
12/31/03          1.53           -                -              1.00%          -0.1%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.71           -        $       -              0.75%           6.6%
12/31/06          1.61           -                -              0.75%           3.5%
12/31/05          1.55           -                -              0.75%           1.1%
12/31/04          1.54           -                -              0.75%           0.6%
12/31/03          1.53           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.73           -        $       -              0.50%           6.9%
12/31/06          1.62           -                -              0.50%           3.8%
12/31/05          1.56           -                -              0.50%           1.3%
12/31/04          1.54           -                -              0.50%           0.9%
12/31/03          1.53           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.75           -        $       -              0.25%           7.2%
12/31/06          1.63           -                -              0.25%           4.1%
12/31/05          1.57           -                -              0.25%           1.6%
12/31/04          1.55           -                -              0.25%           1.1%
12/31/03          1.53           -                -              0.25%           0.1%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.97           -        $       -              0.00%           7.4%
12/31/06          1.83           -                -              0.00%           4.3%
12/31/05          1.76           -                -              0.00%           1.8%
12/31/04          1.72           -                -              0.00%           1.4%
12/31/03          1.70           -                -              0.00%           0.1%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.



--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
4.5%       4.0%         3.2%       2.8%         3.1%

                             AUL American Unit Trust
                                    Vanguard
                                    Explorer

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $   13,051,572    $   14,423,384           183,370
Receivables: investments sold                -      ==============    ==============
Payables: investments redeemed            (1,201)
                                  --------------
Net assets                        $   13,050,371
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $   13,050,371         4,014,218    $         3.25
Band 100                                     -                 -                3.29
Band 75                                      -                 -                3.32
Band 50                                      -                 -                3.36
Band 25                                      -                 -                3.39
Band 0                                       -                 -                3.81
                                  --------------    --------------
Total                             $   13,050,371         4,014,218
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $   51,699
   Mortality & expense charges                                           156,672
                                                                      ----------
   Net investment income (loss)                                         (104,973)
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                               70,244
   Realized gain distributions                                         1,131,717
   Net change in unrealized appreciation (depreciation)                 (763,000)
                                                                      ----------
   Net gain (loss)                                                       438,961
                                                                      ----------
Increase (decrease) in net assets from operations                     $  333,988
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     (104,973)  $      (77,451)
   Net realized gain (loss)                                  70,244          508,744
   Realized gain distributions                            1,131,717          988,031
   Net change in unrealized appreciation
      (depreciation)                                       (763,000)        (881,114)
                                                     --------------   --------------
Increase (decrease) in net assets from operations           333,988          538,210
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                               7,216,298       10,349,625
   Cost of units redeemed                                (5,300,552)      (6,577,474)
                                                     --------------   --------------
   Increase (decrease)                                    1,915,746        3,772,151
                                                     --------------   --------------
Net increase (decrease)                                   2,249,734        4,310,361
Net assets, beginning                                    10,800,637        6,490,276
                                                     --------------   --------------
Net assets, ending                                   $   13,050,371    $  10,800,637
                                                     ==============   ==============

Units sold                                                2,176,702        3,455,526
Units redeemed                                           (1,609,371)      (2,252,117)
                                                     --------------   --------------
Net increase (decrease)                                     567,331        1,203,409
Units outstanding, beginning                              3,446,887        2,243,478
                                                     --------------   --------------
Units outstanding, ending                                 4,014,218        3,446,887
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    74,741,958
Cost of units redeemed                                                  (64,035,215)
Net investment income (loss)                                               (307,858)
Net realized gain (loss)                                                  1,408,266
Realized gain distributions                                               2,615,032
Net change in unrealized appreciation (depreciation)                     (1,371,812)
                                                                    ---------------
                                                                    $    13,050,371
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     3.25         4,014       $   13,050            1.25%           3.8%
12/31/06          3.13         3,447           10,801            1.25%           8.4%
12/31/05          2.89         2,246            6,490            1.25%           7.8%
12/31/04          2.68         2,033            5,448            1.25%          12.1%
12/31/03          2.39         1,765            4,219            1.25%          43.1%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     3.29           -         $      -              1.00%           4.0%
12/31/06          3.16           -                -              1.00%           8.6%
12/31/05          2.91           -                -              1.00%           8.0%
12/31/04          2.69           -                -              1.00%          12.8%
12/31/03          2.39           -                -              1.00%           9.6%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     3.32           -         $      -              0.75%           4.3%
12/31/06          3.18           -                -              0.75%           8.9%
12/31/05          2.93           -                -              0.75%           8.3%
12/31/04          2.70           -                -              0.75%          13.1%
12/31/03          2.39           -                -              0.75%           9.7%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     3.36           -         $      -              0.50%           4.5%
12/31/06          3.21           -                -              0.50%           9.1%
12/31/05          2.94           -                -              0.50%           8.6%
12/31/04          2.71           -                -              0.50%          13.4%
12/31/03          2.39           -                -              0.50%           9.7%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     3.39           -         $      -              0.25%           4.8%
12/31/06          3.24           -                -              0.25%           9.4%
12/31/05          2.96           -                -              0.25%           8.9%
12/31/04          2.72           -                -              0.25%          13.6%
12/31/03          2.39           -                -              0.25%           9.8%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     3.81           -         $      -              0.00%           5.1%
12/31/06          3.63           -                -              0.00%           9.7%
12/31/05          3.31           -                -              0.00%           9.1%
12/31/04          3.03           -                -              0.00%          13.1%
12/31/03          2.68           -                -              0.00%          10.7%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006          2005      2004          2003
0.4%       0.5%          0.4%      0.0%          0.0%

                             AUL American Unit Trust
                               Ariel Mutual Funds
                                      Ariel

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    1,223,026    $    1,369,680            26,530
Receivables: investments sold              7,522    ==============    ==============
Payables: investments redeemed                (2)
                                  --------------
Net assets                        $    1,230,546
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    1,230,546           902,727    $         1.36
Band 100                                     -                 -                1.38
Band 75                                      -                 -                1.39
Band 50                                      -                 -                1.41
Band 25                                      -                 -                1.42
Band 0                                       -                 -                1.46
                                  --------------    --------------
Total                             $    1,230,546           902,727
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $    3,921
   Mortality & expense charges                                            18,702
                                                                      ----------
   Net investment income (loss)                                          (14,781)
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                7,013
   Realized gain distributions                                           115,301
   Net change in unrealized appreciation (depreciation)                 (131,212)
                                                                      ----------
   Net gain (loss)                                                        (8,898)
                                                                      ----------
Increase (decrease) in net assets from operations                     $  (23,679)
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      (14,781)  $      (20,080)
   Net realized gain (loss)                                   7,013           23,962
   Realized gain distributions                              115,301           90,751
   Net change in unrealized appreciation
      (depreciation)                                       (131,212)          35,776
                                                     --------------   --------------
Increase (decrease) in net assets from operations           (23,679)         130,409
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                 142,410          863,115
   Cost of units redeemed                                  (397,664)      (1,155,800)
                                                     --------------   --------------
   Increase (decrease)                                     (255,254)        (292,685)
                                                     --------------   --------------
Net increase (decrease)                                    (278,933)        (162,276)
Net assets, beginning                                     1,509,479        1,671,755
                                                     --------------   --------------
Net assets, ending                                   $    1,230,546   $    1,509,479
                                                     ==============   ==============

Units sold                                                  292,455          775,815
Units redeemed                                             (464,643)        (998,262)
                                                     --------------   --------------
Net increase (decrease)                                    (172,188)        (222,447)
Units outstanding, beginning                              1,074,915        1,297,362
                                                     --------------   --------------
Units outstanding, ending                                   902,727        1,074,915
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  3,903,082
Cost of units redeemed                                                (3,056,530)
Net investment income (loss)                                             (65,426)
Net realized gain (loss)                                                 217,947
Realized gain distributions                                              378,127
Net change in unrealized appreciation (depreciation)                    (146,654)
                                                                    ------------
                                                                    $  1,230,546
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.36           903      $     1,231            1.25%          -2.9%
12/31/06          1.40         1,075            1,509            1.25%           8.9%
12/31/05          1.29         1,296            1,672            1.25%           0.0%
12/31/04          1.29         1,593            2,055            1.25%          20.6%
12/31/03          1.07           362              387            1.25%          25.9%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.38           -        $       -              1.00%          -2.7%
12/31/06          1.42           -                -              1.00%           9.3%
12/31/05          1.30           -                -              1.00%          -0.1%
12/31/04          1.30           -                -              1.00%          20.8%
12/31/03          1.07           -                -              1.00%           7.4%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.39           -        $       -              0.75%          -2.4%
12/31/06          1.43           -                -              0.75%           9.5%
12/31/05          1.30           -                -              0.75%           0.2%
12/31/04          1.30           -                -              0.75%          21.1%
12/31/03          1.07           -                -              0.75%           7.4%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.41           -        $       -              0.50%          -2.2%
12/31/06          1.44           -                -              0.50%           9.8%
12/31/05          1.31           -                -              0.50%           0.4%
12/31/04          1.30           -                -              0.50%          21.4%
12/31/03          1.08           -                -              0.50%           7.5%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $      1.42          -        $       -              0.25%          -2.0%
12/31/06           1.45          -                -              0.25%          10.1%
12/31/05           1.32          -                -              0.25%           0.7%
12/31/04           1.31          -                -              0.25%          21.7%
12/31/03           1.08          -                -              0.25%           7.6%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.46           -        $       -              0.00%          -1.7%
12/31/06          1.49           -                -              0.00%          10.3%
12/31/05          1.35           -                -              0.00%           0.9%
12/31/04          1.34           -                -              0.00%          21.2%
12/31/03          1.10           -                -              0.00%           8.3%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
0.3%       0.0%         0.3%       0.1%         0.0%

                             AUL American Unit Trust
                               Ariel Mutual Funds
                               Ariel Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    1,292,271    $    1,484,688            30,128
Receivables: investments sold              4,849    ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $    1,297,120
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    1,297,120         1,003,464    $         1.29
Band 100                                     -                 -                1.31
Band 75                                      -                 -                1.32
Band 50                                      -                 -                1.33
Band 25                                      -                 -                1.35
Band 0                                       -                 -                1.39
                                  --------------    --------------
Total                             $    1,297,120         1,003,464
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $    6,883
   Mortality & expense charges                                            18,560
                                                                      ----------
   Net investment income (loss)                                          (11,677)
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                               50,700
   Realized gain distributions                                           124,051
   Net change in unrealized appreciation (depreciation)                 (229,701)
                                                                      ----------
   Net gain (loss)                                                       (54,950)
                                                                      ----------
Increase (decrease) in net assets from operations                     $  (66,627)
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      (11,677)  $      (21,068)
   Net realized gain (loss)                                  50,700          100,923
   Realized gain distributions                              124,051           97,165
   Net change in unrealized appreciation
      (depreciation)                                       (229,701)          (5,947)
                                                     --------------   --------------
Increase (decrease) in net assets from operations           (66,627)         171,073
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                 812,013          861,104
   Cost of units redeemed                                  (919,387)      (1,182,823)
                                                     --------------   --------------
   Increase (decrease)                                     (107,374)        (321,719)
                                                     --------------   --------------
Net increase (decrease)                                    (174,001)        (150,646)
Net assets, beginning                                     1,471,121        1,621,767
                                                     --------------   --------------
Net assets, ending                                   $    1,297,120   $    1,471,121
                                                     ==============   ==============

Units sold                                                  303,905          757,287
Units redeemed                                             (408,529)        (987,680)
                                                     --------------   --------------
Net increase (decrease)                                    (104,624)        (230,393)
Units outstanding, beginning                              1,108,088        1,338,481
                                                     --------------   --------------
Units outstanding, ending                                 1,003,464        1,108,088
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  3,966,039
Cost of units redeemed                                                (3,021,728)
Net investment income (loss)                                             (61,231)
Net realized gain (loss)                                                 277,706
Realized gain distributions                                              328,751
Net change in unrealized appreciation (depreciation)                    (192,417)
                                                                    ------------
                                                                    $  1,297,120
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.29         1,003      $     1,297            1.25%          -2.6%
12/31/06          1.33         1,108            1,471            1.25%           9.7%
12/31/05          1.21         1,340            1,622            1.25%           1.7%
12/31/04          1.19         1,297            1,544            1.25%          11.2%
12/31/03          1.07           586              627            1.25%          28.9%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.31           -        $       -              1.00%          -2.4%
12/31/06          1.34           -                -              1.00%           9.8%
12/31/05          1.22           -                -              1.00%           1.8%
12/31/04          1.20           -                -              1.00%          12.1%
12/31/03          1.07           -                -              1.00%           8.5%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.32           -        $       -              0.75%          -2.1%
12/31/06          1.35           -                -              0.75%          10.1%
12/31/05          1.23           -                -              0.75%           2.4%
12/31/04          1.20           -                -              0.75%          12.0%
12/31/03          1.07           -                -              0.75%           8.6%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.33           -        $       -              0.50%          -1.9%
12/31/06          1.36           -                -              0.50%          10.4%
12/31/05          1.23           -                -              0.50%           2.3%
12/31/04          1.20           -                -              0.50%          12.6%
12/31/03          1.07           -                -              0.50%           8.7%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $      1.35          -        $       -              0.25%          -1.6%
12/31/06           1.37          -                -              0.25%          10.7%
12/31/05           1.24          -                -              0.25%           2.6%
12/31/04           1.21          -                -              0.25%          12.9%
12/31/03           1.07          -                -              0.25%           8.7%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.39           -        $       -              0.00%          -1.4%
12/31/06          1.41           -                -              0.00%          10.9%
12/31/05          1.27           -                -              0.00%           2.9%
12/31/04          1.23           -                -              0.00%          13.4%
12/31/03          1.09           -                -              0.00%           8.5%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
0.5%       0.0%         0.3%       0.1%         0.0%

                             AUL American Unit Trust
                                       MFS
                           International New Discovery

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    4,630,053    $    5,160,982           190,522
Receivables: investments sold              5,291    ==============    ==============
Payables: investments redeemed                (1)
                                  --------------
Net assets                        $    4,635,343
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    4,635,343         1,913,650    $         2.42
Band 100                                     -                 -                2.45
Band 75                                      -                 -                2.47
Band 50                                      -                 -                2.50
Band 25                                      -                 -                2.53
Band 0                                       -                 -                2.60
                                  --------------    --------------
Total                             $    4,635,343         1,913,650
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $   42,172
   Mortality & expense charges                                            57,755
                                                                      ----------
   Net investment income (loss)                                          (15,583)
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                              312,508
   Realized gain distributions                                           830,328
   Net change in unrealized appreciation (depreciation)                 (806,552)
                                                                      ----------
   Net gain (loss)                                                       336,284
                                                                      ----------
Increase (decrease) in net assets from operations                     $  320,701
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      (15,583)  $       (7,827)
   Net realized gain (loss)                                 312,508          289,771
   Realized gain distributions                              830,328          366,378
   Net change in unrealized appreciation
      (depreciation)                                       (806,552)          74,626
                                                     --------------   --------------
Increase (decrease) in net assets from operations           320,701          722,948
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                               2,102,534        3,130,019
   Cost of units redeemed                                (2,073,213)      (1,503,568)
                                                     --------------   --------------
   Increase (decrease)                                       29,321        1,626,451
                                                     --------------   --------------
Net increase (decrease)                                     350,022        2,349,399
Net assets, beginning                                     4,285,321        1,935,922
                                                     --------------   --------------
Net assets, ending                                   $    4,635,343   $    4,285,321
                                                     ==============   ==============

Units sold                                                  905,527        1,599,385
Units redeemed                                             (893,910)        (773,821)
                                                     --------------   --------------
Net increase (decrease)                                      11,617          825,564
Units outstanding, beginning                              1,902,033        1,076,469
                                                     --------------   --------------
Units outstanding, ending                                 1,913,650        1,902,033
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  7,461,826
Cost of units redeemed                                                (4,348,891)
Net investment income (loss)                                             (38,581)
Net realized gain (loss)                                                 729,487
Realized gain distributions                                            1,362,431
Net change in unrealized appreciation (depreciation)                    (530,929)
                                                                    ------------
                                                                    $  4,635,343
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     2.42         1,914       $    4,635            1.25%           7.5%
12/31/06          2.25         1,902            4,285            1.25%          25.2%
12/31/05          1.80         1,076            1,936            1.25%          19.2%
12/31/04          1.51           569              859            1.25%          22.8%
12/31/03          1.23           254              313            1.25%          46.4%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     2.45           -         $      -              1.00%           7.8%
12/31/06          2.27           -                -              1.00%          25.6%
12/31/05          1.81           -                -              1.00%          19.0%
12/31/04          1.52           -                -              1.00%          23.1%
12/31/03          1.23           -                -              1.00%          14.8%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     2.47           -         $      -              0.75%           8.1%
12/31/06          2.29           -                -              0.75%          25.9%
12/31/05          1.82           -                -              0.75%          19.3%
12/31/04          1.53           -                -              0.75%          23.4%
12/31/03          1.24           -                -              0.75%          14.8%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     2.50           -         $      -              0.50%           8.3%
12/31/06          2.31           -                -              0.50%          26.2%
12/31/05          1.83           -                -              0.50%          19.6%
12/31/04          1.53           -                -              0.50%          23.7%
12/31/03          1.24           -                -              0.50%          14.9%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     2.53           -         $      -              0.25%           8.6%
12/31/06          2.33           -                -              0.25%          26.5%
12/31/05          1.84           -                -              0.25%          19.8%
12/31/04          1.53           -                -              0.25%          24.0%
12/31/03          1.24           -                -              0.25%          15.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     2.60           -         $      -              0.00%           8.9%
12/31/06          2.39           -                -              0.00%          26.8%
12/31/05          1.88           -                -              0.00%          20.1%
12/31/04          1.57           -                -              0.00%          24.8%
12/31/03          1.25           -                -              0.00%          14.6%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
0.9%       1.0%         0.7%       0.0%         80.0%

                             AUL American Unit Trust
                                       MFS
                                 Mid-Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $      124,501    $      111,387            12,151
Receivables: investments sold                292    ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      124,793
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $      124,793           102,679    $         1.22
Band 100                                     -                 -                1.23
Band 75                                      -                 -                1.24
Band 50                                      -                 -                1.25
Band 25                                      -                 -                1.27
Band 0                                       -                 -                1.30
                                  --------------    --------------
Total                             $      124,793           102,679
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      -
   Mortality & expense charges                                             1,356
                                                                      ----------
   Net investment income (loss)                                           (1,356)
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  470
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    8,095
                                                                      ----------
   Net gain (loss)                                                         8,565
                                                                      ----------
Increase (decrease) in net assets from operations                     $    7,209
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       (1,356)  $         (909)
   Net realized gain (loss)                                     470            1,594
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                          8,095              602
                                                     --------------   --------------
Increase (decrease) in net assets from operations             7,209            1,287
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                  35,579           39,219
   Cost of units redeemed                                    (4,027)         (23,836)
                                                     --------------   --------------
   Increase (decrease)                                       31,552           15,383
                                                     --------------   --------------
Net increase (decrease)                                      38,761           16,670
Net assets, beginning                                        86,032           69,362
                                                     --------------   --------------
Net assets, ending                                   $      124,793   $       86,032
                                                     ==============   ==============

Units sold                                                   29,512           35,997
Units redeemed                                               (3,369)         (21,731)
                                                     --------------   --------------
Net increase (decrease)                                      26,143           14,266
Units outstanding, beginning                                 76,536           62,270
                                                     --------------   --------------
Units outstanding, ending                                   102,679           76,536
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    171,628
Cost of units redeemed                                                   (62,490)
Net investment income (loss)                                              (3,249)
Net realized gain (loss)                                                   5,790
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      13,114
                                                                    ------------
                                                                    $    124,793
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.22           103      $       125            1.25%           8.1%
12/31/06          1.12            77               86            1.25%           1.3%
12/31/05          1.11            62               69            1.25%           0.9%
12/31/04          1.10            46               51            1.25%          13.4%
12/31/03          0.97            11               11            1.25%          34.7%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.23           -         $      -              1.00%           8.4%
12/31/06          1.13           -                -              1.00%           1.2%
12/31/05          1.12           -                -              1.00%           1.4%
12/31/04          1.10           -                -              1.00%          13.6%
12/31/03          0.97           -                -              1.00%           7.5%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.24           -        $       -              0.75%           8.7%
12/31/06          1.14           -                -              0.75%           1.4%
12/31/05          1.13           -                -              0.75%           1.7%
12/31/04          1.11           -                -              0.75%          13.9%
12/31/03          0.97           -                -              0.75%           7.5%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.25           -         $      -              0.50%           8.9%
12/31/06          1.15           -                -              0.50%           1.7%
12/31/05          1.13           -                -              0.50%           1.9%
12/31/04          1.11           -                -              0.50%          14.2%
12/31/03          0.97           -                -              0.50%           7.6%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.27           -         $      -              0.25%           9.2%
12/31/06          1.16           -                -              0.25%           1.9%
12/31/05          1.14           -                -              0.25%           2.2%
12/31/04          1.11           -                -              0.25%          14.4%
12/31/03          0.97           -                -              0.25%           7.7%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.30           -         $      -              0.00%           9.5%
12/31/06          1.19           -                -              0.00%           2.2%
12/31/05          1.16           -                -              0.00%           2.5%
12/31/04          1.14           -                -              0.00%          14.6%
12/31/03          0.99           -                -              0.00%           7.9%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
0.0%       0.0%         0.0%       0.0%         0.0%

                             AUL American Unit Trust
                                       MFS
                                 Strategic Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $      305,869    $      364,342            24,196
Receivables: investments sold                -      ==============    ==============
Payables: investments redeemed               (29)
                                  --------------
Net assets                        $      305,840
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $      305,840           244,195    $         1.25
Band 100                                     -                 -                1.27
Band 75                                      -                 -                1.28
Band 50                                      -                 -                1.29
Band 25                                      -                 -                1.31
Band 0                                       -                 -                1.34
                                  --------------    --------------
Total                             $      305,840           244,195
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $    1,325
   Mortality & expense charges                                             4,175
                                                                      ----------
   Net investment income (loss)                                           (2,850)
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,329
   Realized gain distributions                                            49,310
   Net change in unrealized appreciation (depreciation)                  (63,294)
                                                                      ----------
   Net gain (loss)                                                       (12,655)
                                                                      ----------
Increase (decrease) in net assets from operations                     $  (15,505)
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       (2,850)  $          673
   Net realized gain (loss)                                   1,329            4,861
   Realized gain distributions                               49,310            7,546
   Net change in unrealized appreciation
      (depreciation)                                        (63,294)          25,251
                                                     --------------   --------------
Increase (decrease) in net assets from operations           (15,505)          38,331
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                  54,694          102,443
   Cost of units redeemed                                   (64,969)         (76,664)
                                                     --------------   --------------
   Increase (decrease)                                      (10,275)          25,779
                                                     --------------   --------------
Net increase (decrease)                                     (25,780)          64,110
Net assets, beginning                                       331,620          267,510
                                                     --------------   --------------
Net assets, ending                                   $      305,840   $      331,620
                                                     ==============   ==============

Units sold                                                   69,284           88,635
Units redeemed                                              (80,525)         (65,324)
                                                     --------------   --------------
Net increase (decrease)                                     (11,241)          23,311
Units outstanding, beginning                                255,436          232,125
                                                     --------------   --------------
Units outstanding, ending                                   244,195          255,436
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    435,758
Cost of units redeemed                                                  (173,972)
Net investment income (loss)                                              (7,342)
Net realized gain (loss)                                                  13,467
Realized gain distributions                                               96,402
Net change in unrealized appreciation (depreciation)                     (58,473)
                                                                    ------------
                                                                    $    305,840
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.25           244       $      306            1.25%          -3.5%
12/31/06          1.30           255              332            1.25%          12.9%
12/31/05          1.15           233              268            1.25%          -1.7%
12/31/04          1.17           107              125            1.25%          15.8%
12/31/03          1.01            51               52            1.25%          26.3%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.27           -         $      -              1.00%          -3.3%
12/31/06          1.31           -                -              1.00%          12.9%
12/31/05          1.16           -                -              1.00%          -1.7%
12/31/04          1.18           -                -              1.00%          16.8%
12/31/03          1.01           -                -              1.00%           7.5%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.28           -         $      -              0.75%          -3.0%
12/31/06          1.32           -                -              0.75%          13.2%
12/31/05          1.17           -                -              0.75%          -1.5%
12/31/04          1.18           -                -              0.75%          17.1%
12/31/03          1.01           -                -              0.75%           7.5%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.29           -         $      -              0.50%          -2.8%
12/31/06          1.33           -                -              0.50%          13.5%
12/31/05          1.17           -                -              0.50%          -1.2%
12/31/04          1.19           -                -              0.50%          17.4%
12/31/03          1.01           -                -              0.50%           7.6%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.31           -         $      -              0.25%          -2.6%
12/31/06          1.34           -                -              0.25%          13.8%
12/31/05          1.18           -                -              0.25%          -1.0%
12/31/04          1.19           -                -              0.25%          17.7%
12/31/03          1.01           -                -              0.25%           7.7%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.34           -         $      -              0.00%          -2.3%
12/31/06          1.37           -                -              0.00%          14.1%
12/31/05          1.21           -                -              0.00%          -0.7%
12/31/04          1.21           -                -              0.00%          18.2%
12/31/03          1.03           -                -              0.00%           7.6%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
0.4%       1.5%         0.4%       1.0%         0.1%

                             AUL American Unit Trust
                                       MFS
                                      Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    1,358,263    $    1,356,764            51,337
Receivables: investments sold              3,690    ==============    ==============
Payables: investments redeemed                (1)
                                  --------------
Net assets                        $    1,361,952
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    1,361,952           867,352    $         1.57
Band 100                                     -                 -                1.59
Band 75                                      -                 -                1.60
Band 50                                      -                 -                1.62
Band 25                                      -                 -                1.64
Band 0                                       -                 -                1.68
                                  --------------    --------------
Total                             $    1,361,952           867,352
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $   14,328
   Mortality & expense charges                                            13,982
                                                                      ----------
   Net investment income (loss)                                              346
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                               19,953
   Realized gain distributions                                            91,873
   Net change in unrealized appreciation (depreciation)                  (52,440)
                                                                      ----------
   Net gain (loss)                                                        59,386
                                                                      ----------
Increase (decrease) in net assets from operations                     $   59,732
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          346   $        1,621
   Net realized gain (loss)                                  19,953              140
   Realized gain distributions                               91,873           22,142
   Net change in unrealized appreciation
      (depreciation)                                        (52,440)          59,558
                                                     --------------   --------------
Increase (decrease) in net assets from operations            59,732           83,461
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                 698,720          608,783
   Cost of units redeemed                                  (209,420)         (17,265)
                                                     --------------   --------------
   Increase (decrease)                                      489,300          591,518
                                                     --------------   --------------
Net increase (decrease)                                     549,032          674,979
Net assets, beginning                                       812,920          137,941
                                                     --------------   --------------
Net assets, ending                                   $    1,361,952   $      812,920
                                                     ==============   ==============

Units sold                                                  452,776          454,289
Units redeemed                                             (135,567)         (15,384)
                                                     --------------   --------------
Net increase (decrease)                                     317,209          438,905
Units outstanding, beginning                                550,143          111,238
                                                     --------------   --------------
Units outstanding, ending                                   867,352          550,143
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,457,468
Cost of units redeemed                                                  (239,965)
Net investment income (loss)                                               1,905
Net realized gain (loss)                                                  20,496
Realized gain distributions                                              120,549
Net change in unrealized appreciation (depreciation)                       1,499
                                                                    ------------
                                                                    $  1,361,952
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.57           867       $    1,362            1.25%           6.3%
12/31/06          1.48           550              813            1.25%          19.2%
12/31/05          1.24           111              138            1.25%           5.1%
12/31/04          1.18             2                2            1.25%          13.5%
12/31/03          1.04             1                1            1.25%          23.8%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.59           -         $      -              1.00%           6.5%
12/31/06          1.49           -                -              1.00%          19.5%
12/31/05          1.25           -                -              1.00%           4.9%
12/31/04          1.19           -                -              1.00%          14.2%
12/31/03          1.04           -                -              1.00%          11.2%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.60           -         $      -              0.75%           6.8%
12/31/06          1.50           -                -              0.75%          19.8%
12/31/05          1.25           -                -              0.75%           5.2%
12/31/04          1.19           -                -              0.75%          14.5%
12/31/03          1.04           -                -              0.75%          11.3%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.62           -         $      -              0.50%           7.1%
12/31/06          1.51           -                -              0.50%          20.1%
12/31/05          1.26           -                -              0.50%           5.5%
12/31/04          1.20           -                -              0.50%          14.8%
12/31/03          1.04           -                -              0.50%          11.4%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.64           -         $      -              0.25%           7.3%
12/31/06          1.53           -                -              0.25%          20.4%
12/31/05          1.27           -                -              0.25%           5.7%
12/31/04          1.20           -                -              0.25%          15.0%
12/31/03          1.04           -                -              0.25%          11.4%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.68           -         $      -              0.00%           7.6%
12/31/06          1.56           -                -              0.00%          20.7%
12/31/05          1.30           -                -              0.00%           6.0%
12/31/04          1.22           -                -              0.00%          15.6%
12/31/03          1.06           -                -              0.00%          11.2%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
1.3%       1.4%         1.9%       1.3%         1.4%

                             AUL American Unit Trust
                                     Allianz
                            CCM Capital Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                   December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    2,324,892    $    2,277,861           112,728
Receivables: investments sold                      1    ==============    ==============
Payables: investments redeemed                (1,554)
                                      --------------
Net assets                            $    2,323,339
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    2,323,339         1,508,543    $         1.54
Band 100                                         -                 -                1.56
Band 75                                          -                 -                1.57
Band 50                                          -                 -                1.59
Band 25                                          -                 -                1.61
Band 0                                           -                 -                1.62
                                      --------------    --------------
Total                                 $    2,323,339         1,508,543
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        1,609
   Mortality & expense charges                                            26,952
                                                                  --------------
   Net investment income (loss)                                          (25,343)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               22,363
   Realized gain distributions                                           195,832
   Net change in unrealized appreciation (depreciation)                  108,214
                                                                  --------------
   Net gain (loss)                                                       326,409
                                                                  --------------
Increase (decrease) in net assets from operations                 $      301,066
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            Year ended        Year ended
                                                            12/31/2007        12/31/2006
                                                        --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $      (25,343)   $      (18,780)
   Net realized gain (loss)                                     22,363             6,769
   Realized gain distributions                                 195,832           130,534
   Net change in unrealized appreciation
      (depreciation)                                           108,214           (63,219)
                                                        --------------    --------------
Increase (decrease) in net assets from operations              301,066            55,304
                                                        --------------    --------------
Contract owner transactions:
   Proceeds from units sold                                    549,584         2,009,434
   Cost of units redeemed                                     (502,365)         (235,450)
                                                        --------------    --------------
   Increase (decrease)                                          47,219         1,773,984
                                                        --------------    --------------
Net increase (decrease)                                        348,285         1,829,288
Net assets, beginning                                        1,975,054           145,766
                                                        --------------    --------------
Net assets, ending                                      $    2,323,339    $    1,975,054
                                                        ==============    ==============

Units sold                                                     387,892         1,566,919
Units redeemed                                                (358,568)         (202,396)
                                                        --------------    --------------
Net increase (decrease)                                         29,324         1,364,523
Units outstanding, beginning                                 1,479,219           114,696
                                                        --------------    --------------
Units outstanding, ending                                    1,508,543         1,479,219
                                                        ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    2,713,796
Cost of units redeemed                                                  (748,970)
Net investment income (loss)                                             (44,325)
Net realized gain (loss)                                                  29,441
Realized gain distributions                                              326,366
Net change in unrealized appreciation (depreciation)                      47,031
                                                                  --------------
                                                                  $    2,323,339
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.54           1,509        $   2,323             1.25%             15.3%
12/31/06               1.34           1,479            1,975             1.25%              5.1%
12/31/05               1.27             115              146             1.25%              7.6%
12/31/04               1.18               1                1             1.25%             10.3%
12/31/03               1.07             -                -               1.25%              5.9%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.56              -         $     -               1.00%             15.6%
12/31/06               1.35              -               -               1.00%              5.3%
12/31/05               1.28              -               -               1.00%              7.3%
12/31/04               1.19              -               -               1.00%             10.9%
12/31/03               1.07              -               -               1.00%              6.4%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.57              -         $     -               0.75%             15.9%
12/31/06               1.36              -               -               0.75%              5.6%
12/31/05               1.29              -               -               0.75%              7.6%
12/31/04               1.19              -               -               0.75%             11.1%
12/31/03               1.07              -               -               0.75%              6.4%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.59              -         $     -               0.50%             16.2%
12/31/06               1.37              -               -               0.50%              5.8%
12/31/05               1.29              -               -               0.50%              7.9%
12/31/04               1.20              -               -               0.50%             11.4%
12/31/03               1.08              -               -               0.50%              6.5%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.61              -         $      -              0.25%             16.5%
12/31/06               1.38              -                -              0.25%              6.1%
12/31/05               1.30              -                -              0.25%              8.1%
12/31/04               1.20              -                -              0.25%             11.7%
12/31/03               1.08              -                -              0.25%              6.6%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.62              -         $     -               0.00%             16.8%
12/31/06               1.39              -               -               0.00%              6.4%
12/31/05               1.31              -               -               0.00%              8.4%
12/31/04               1.21              -               -               0.00%             12.0%
12/31/03               1.08              -               -               0.00%              6.6%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007                2006               2005              2004               2003
0.1%                0.3%               0.3%              1.9%               0.0%

                             AUL American Unit Trust
                                     Allianz
                                   CCM Mid Cap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $          -      $          -                 -
Receivables: investments sold                    -      ==============    ==============
Payables: investments redeemed                   -
                                      --------------
Net assets                            $          -
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $          -                 -      $         1.22
Band 100                                         -                 -                1.22
Band 75                                          -                 -                1.23
Band 50                                          -                 -                1.23
Band 25                                          -                 -                1.23
Band 0                                           -                 -                1.24
                                      --------------    --------------
Total                                 $          -                 -
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          For the period
                                                            Year ended     from 10/23/06
                                                            12/31/2007       to 12/31/06
                                                        --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $          -      $          -
   Net realized gain (loss)                                        -                 -
   Realized gain distributions                                     -                 -
   Net change in unrealized appreciation
      (depreciation)                                               -                 -
                                                        --------------    --------------
Increase (decrease) in net assets from operations                  -                 -
                                                        --------------    --------------
Contract owner transactions:
   Proceeds from units sold                                        -                 -
   Cost of units redeemed                                          -                 -
                                                        --------------    --------------
   Increase (decrease)                                             -                 -
                                                        --------------    --------------
Net increase (decrease)                                            -                 -
Net assets, beginning                                              -                 -
                                                        --------------    --------------
Net assets, ending                                      $          -      $          -
                                                        ==============    ==============

Units sold                                                         -                 -
Units redeemed                                                     -                 -
                                                        --------------    --------------
Net increase (decrease)                                            -                 -
Units outstanding, beginning                                       -                 -
                                                        --------------    --------------
Units outstanding, ending                                          -                 -
                                                        ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $          -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                  --------------
                                                                  $          -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.22              -         $     -               1.25%             20.2%
12/31/06               1.01              -               -               1.25%              1.4%
10/23/06               1.00              -               -               1.25%              0.0%

                                             BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.22              -         $     -               1.00%             20.5%
12/31/06               1.01              -               -               1.00%              1.4%
10/23/06               1.00              -               -               1.00%              0.0%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.23              -         $     -               0.75%             20.8%
12/31/06               1.01              -               -               0.75%              1.5%
10/23/06               1.00              -               -               0.75%              0.0%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.23              -         $     -               0.50%             21.1%
12/31/06               1.02              -               -               0.50%              1.5%
10/23/06               1.00              -               -               0.50%              0.0%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.23              -         $     -               0.25%             21.5%
12/31/06               1.02              -               -               0.25%              1.6%
10/23/06               1.00              -               -               0.25%              0.0%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.24              -         $     -               0.00%             21.8%
12/31/06               1.02              -               -               0.00%              1.6%
10/23/06               1.00              -               -               0.00%              0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007                2006
0.0%                0.0%

                             AUL American Unit Trust
                                     Allianz
                                OPCAP Renaissance

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    4,790,733    $    5,805,935            60,932
Receivables: investments sold                    -      ==============    ==============
Payables: investments redeemed            (3,683,032)
                                      --------------
Net assets                            $    1,107,701
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    1,107,701           794,046    $         1.40
Band 100                                         -                 -                1.41
Band 75                                          -                 -                1.42
Band 50                                          -                 -                1.44
Band 25                                          -                 -                1.46
Band 0                                           -                 -                1.50
                                      --------------    --------------
Total                                 $    1,107,701           794,046
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       19,671
   Mortality & expense charges                                            68,105
                                                                  --------------
   Net investment income (loss)                                          (48,434)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (253,841)
   Realized gain distributions                                           959,136
   Net change in unrealized appreciation (depreciation)                 (414,431)
                                                                  --------------
   Net gain (loss)                                                       290,864
                                                                  --------------
Increase (decrease) in net assets from operations                 $      242,430
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            Year ended        Year ended
                                                            12/31/2007        12/31/2006
                                                        --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $      (48,434)   $      (61,951)
   Net realized gain (loss)                                   (253,841)          (88,957)
   Realized gain distributions                                 959,136           689,037
   Net change in unrealized appreciation
      (depreciation)                                          (414,431)          (42,096)
                                                        --------------    --------------
Increase (decrease) in net assets from operations              242,430           496,033
                                                        --------------    --------------
Contract owner transactions:
   Proceeds from units sold                                 (3,163,184)          947,166
   Cost of units redeemed                                   (1,315,263)         (922,684)
                                                        --------------    --------------
   Increase (decrease)                                      (4,478,447)           24,482
                                                        --------------    --------------
Net increase (decrease)                                     (4,236,017)          520,515
Net assets, beginning                                        5,343,718         4,823,203
                                                        --------------    --------------
Net assets, ending                                      $    1,107,701    $    5,343,718
                                                        ==============    ==============

Units sold                                                     708,966           779,497
Units redeemed                                              (3,912,613)         (779,379)
                                                        --------------    --------------
Net increase (decrease)                                     (3,203,647)              118
Units outstanding, beginning                                 3,997,693         3,997,575
                                                        --------------    --------------
Units outstanding, ending                                      794,046         3,997,693
                                                        ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    7,322,095
Cost of units redeemed                                                (7,247,691)
Net investment income (loss)                                            (214,394)
Net realized gain (loss)                                                (159,782)
Realized gain distributions                                            2,422,675
Net change in unrealized appreciation (depreciation)                  (1,015,202)
                                                                  --------------
                                                                  $    1,107,701
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.40             794        $   1,108             1.25%             4.4%
12/31/06               1.34           3,998            5,344             1.25%            10.5%
12/31/05               1.21           3,986            4,823             1.25%            -4.7%
12/31/04               1.27           3,851            4,891             1.25%            14.4%
12/31/03               1.11             307              341             1.25%            56.3%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.41              -         $     -               1.00%              4.6%
12/31/06               1.35              -               -               1.00%             11.1%
12/31/05               1.21              -               -               1.00%             -4.4%
12/31/04               1.27              -               -               1.00%             14.5%
12/31/03               1.11              -               -               1.00%             16.7%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.42              -         $     -               0.75%              4.9%
12/31/06               1.36              -               -               0.75%             11.3%
12/31/05               1.22              -               -               0.75%             -4.2%
12/31/04               1.27              -               -               0.75%             14.8%
12/31/03               1.11              -               -               0.75%             16.8%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.44              -         $     -               0.50%              5.2%
12/31/06               1.37              -               -               0.50%             11.6%
12/31/05               1.23              -               -               0.50%             -4.0%
12/31/04               1.28              -               -               0.50%             15.1%
12/31/03               1.11              -               -               0.50%             16.8%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.46              -         $     -               0.25%              5.4%
12/31/06               1.38              -               -               0.25%             11.9%
12/31/05               1.23              -               -               0.25%             -3.7%
12/31/04               1.28              -               -               0.25%             15.4%
12/31/03               1.11              -               -               0.25%             16.9%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.50              -         $     -               0.00%              5.7%
12/31/06               1.42              -               -               0.00%             12.2%
12/31/05               1.26              -               -               0.00%             -3.5%
12/31/04               1.31              -               -               0.00%             15.6%
12/31/03               1.13              -               -               0.00%             17.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007                2006               2005              2004               2003
0.6%                0.0%               0.0%              0.0%               0.0%

                             AUL American Unit Trust
                                     Allianz
                               NFJ Dividend Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      356,371    $      388,200            21,399
Receivables: investments sold                    785    ==============    ==============
Payables: investments redeemed                   -
                                      --------------
Net assets                            $      357,156
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      357,156           333,048    $         1.07
Band 100                                         -                 -                1.08
Band 75                                          -                 -                1.08
Band 50                                          -                 -                1.08
Band 25                                          -                 -                1.09
Band 0                                           -                 -                1.09
                                      --------------    --------------
Total                                 $      357,156           333,048
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        3,856
   Mortality & expense charges                                               950
                                                                  --------------
   Net investment income (loss)                                            2,906
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (722)
   Realized gain distributions                                            18,245
   Net change in unrealized appreciation (depreciation)                  (31,829)
                                                                  --------------
   Net gain (loss)                                                       (14,306)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (11,400)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          For the period
                                                            Year ended     from 10/23/06
                                                            12/31/2007       to 12/31/06
                                                        --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $        2,906    $          -
   Net realized gain (loss)                                       (722)              -
   Realized gain distributions                                  18,245               -
   Net change in unrealized appreciation
      (depreciation)                                           (31,829)              -
                                                        --------------    --------------
Increase (decrease) in net assets from operations              (11,400)              -
                                                        --------------    --------------
Contract owner transactions:
   Proceeds from units sold                                    385,588               -
   Cost of units redeemed                                      (17,032)              -
                                                        --------------    --------------
   Increase (decrease)                                         368,556               -
                                                        --------------    --------------
Net increase (decrease)                                        357,156               -
Net assets, beginning                                              -                 -
                                                        --------------    --------------
Net assets, ending                                      $      357,156    $          -
                                                        ==============    ==============

Units sold                                                     348,617               -
Units redeemed                                                 (15,569)              -
                                                        --------------    --------------
Net increase (decrease)                                        333,048               -
Units outstanding, beginning                                       -                 -
                                                        --------------    --------------
Units outstanding, ending                                      333,048               -
                                                        ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $      385,588
Cost of units redeemed                                                   (17,032)
Net investment income (loss)                                               2,906
Net realized gain (loss)                                                    (722)
Realized gain distributions                                               18,245
Net change in unrealized appreciation (depreciation)                     (31,829)
                                                                  --------------
                                                                  $      357,156
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.07              333       $     357             1.25%              3.0%
12/31/06               1.04              -               -               1.25%              4.1%
10/23/06               1.00              -               -               1.25%              0.0%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.08              -         $     -               1.00%              3.3%
12/31/06               1.04              -               -               1.00%              4.1%
10/23/06               1.00              -               -               1.00%              0.0%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.08              -         $     -               0.75%              3.6%
12/31/06               1.04              -               -               0.75%              4.2%
10/23/06               1.00              -               -               0.75%              0.0%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.08              -         $     -               0.50%              3.8%
12/31/06               1.04              -               -               0.50%              4.2%
10/23/06               1.00              -               -               0.50%              0.0%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.09              -         $     -               0.25%              4.1%
12/31/06               1.04              -               -               0.25%              4.3%
10/23/06               1.00              -               -               0.25%              0.0%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.09              -         $     -               0.00%              4.3%
12/31/06               1.04              -               -               0.00%              4.3%
10/23/06               1.00              -               -               0.00%              0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007                2006
2.2%                0.0%

                             AUL American Unit Trust
                                     Allianz
                                   OPCAP Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      572,004    $      709,012            42,230
Receivables: investments sold                    353    ==============    ==============
Payables: investments redeemed                    (1)
                                      --------------
Net assets                            $      572,356
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      572,356           415,825    $         1.38
Band 100                                         -                 -                1.39
Band 75                                          -                 -                1.41
Band 50                                          -                 -                1.42
Band 25                                          -                 -                1.44
Band 0                                           -                 -                1.48
                                      --------------    --------------
Total                                 $      572,356           415,825
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       10,191
   Mortality & expense charges                                             9,297
                                                                  --------------
   Net investment income (loss)                                              894
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                6,010
   Realized gain distributions                                            99,883
   Net change in unrealized appreciation (depreciation)                 (150,635)
                                                                  --------------
   Net gain (loss)                                                       (44,742)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (43,848)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            Year ended        Year ended
                                                            12/31/2007        12/31/2006
                                                        --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $          894    $        3,013
   Net realized gain (loss)                                      6,010            (1,958)
   Realized gain distributions                                  99,883            43,460
   Net change in unrealized appreciation
      (depreciation)                                          (150,635)           41,052
                                                        --------------    --------------
Increase (decrease) in net assets from operations              (43,848)           85,567
                                                        --------------    --------------
Contract owner transactions:
   Proceeds from units sold                                    220,019           284,985
   Cost of units redeemed                                     (278,879)          (73,977)
                                                        --------------    --------------
   Increase (decrease)                                         (58,860)          211,008
                                                        --------------    --------------
Net increase (decrease)                                       (102,708)          296,575
Net assets, beginning                                          675,064           378,489
                                                        --------------    --------------
Net assets, ending                                      $      572,356    $      675,064
                                                        ==============    ==============

Units sold                                                     171,727           209,506
Units redeemed                                                (213,187)          (57,781)
                                                        --------------    --------------
Net increase (decrease)                                        (41,460)          151,725
Units outstanding, beginning                                   457,285           305,560
                                                        --------------    --------------
Units outstanding, ending                                      415,825           457,285
                                                        ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $      951,869
Cost of units redeemed                                                  (481,707)
Net investment income (loss)                                               2,042
Net realized gain (loss)                                                  35,204
Realized gain distributions                                              201,956
Net change in unrealized appreciation (depreciation)                    (137,008)
                                                                  --------------
                                                                  $      572,356
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.38              416       $     572             1.25%             -6.8%
12/31/06               1.48              457             675             1.25%             19.1%
12/31/05               1.24              305             378             1.25%              1.6%
12/31/04               1.22              265             323             1.25%             16.2%
12/31/03               1.05               96             101             1.25%             41.9%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.39              -         $     -               1.00%              -6.5%
12/31/06               1.49              -               -               1.00%              19.5%
12/31/05               1.25              -               -               1.00%               1.8%
12/31/04               1.22              -               -               1.00%              16.2%
12/31/03               1.05              -               -               1.00%              14.0%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.41              -         $     -               0.75%              -6.3%
12/31/06               1.50              -               -               0.75%              19.8%
12/31/05               1.25              -               -               0.75%               2.1%
12/31/04               1.23              -               -               0.75%              16.5%
12/31/03               1.05              -               -               0.75%              14.0%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.42              -         $     -               0.50%              -6.1%
12/31/06               1.51              -               -               0.50%              20.1%
12/31/05               1.26              -               -               0.50%               2.3%
12/31/04               1.23              -               -               0.50%              16.8%
12/31/03               1.05              -               -               0.50%              14.1%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.44              -         $     -               0.25%              -5.8%
12/31/06               1.53              -               -               0.25%              20.4%
12/31/05               1.27              -               -               0.25%               2.6%
12/31/04               1.23              -               -               0.25%              17.1%
12/31/03               1.05              -               -               0.25%              14.2%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.48              -         $     -               0.00%              -5.6%
12/31/06               1.56              -               -               0.00%              20.7%
12/31/05               1.30              -               -               0.00%               2.9%
12/31/04               1.26              -               -               0.00%              17.8%
12/31/03               1.07              -               -               0.00%              13.8%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007                2006               2005              2004               2003
1.6%                1.7%               1.2%              0.2%               0.8%

                             AUL American Unit Trust
                                     Allianz
                              RCM Large Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $          -      $          -                 -
Receivables: investments sold                    -      ==============    ==============
Payables: investments redeemed                   -
                                      --------------
Net assets                            $          -
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $          -                 -      $         1.41
Band 100                                         -                 -                1.42
Band 75                                          -                 -                1.44
Band 50                                          -                 -                1.45
Band 25                                          -                 -                1.47
Band 0                                           -                 -                1.48
                                      --------------    --------------
Total                                 $          -                 -
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            Year ended        Year ended
                                                            12/31/2007        12/31/2006
                                                        --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $          -      $          -
   Net realized gain (loss)                                        -                 -
   Realized gain distributions                                     -                 -
   Net change in unrealized appreciation
      (depreciation)                                               -                 -
                                                        --------------    --------------
Increase (decrease) in net assets from operations                  -                 -
                                                        --------------    --------------
Contract owner transactions:
   Proceeds from units sold                                        -                 -
   Cost of units redeemed                                          -                 -
                                                        --------------    --------------
   Increase (decrease)                                             -                 -
                                                        --------------    --------------
Net increase (decrease)                                            -                 -
Net assets, beginning                                              -                 -
                                                        --------------    --------------
Net assets, ending                                      $          -      $          -
                                                        ==============    ==============

Units sold                                                         -                 -
Units redeemed                                                     -                 -
Net increase (decrease)                                            -                 -
                                                        --------------    --------------
Units outstanding, beginning                                       -                 -
                                                        --------------    --------------
Units outstanding, ending                                          -                 -
                                                        ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $         -
Cost of units redeemed                                                      -
Net investment income (loss)                                                -
Net realized gain (loss)                                                    -
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                        -
                                                                  --------------
                                                                  $         -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.41              -         $     -               1.25%             11.3%
12/31/06               1.26              -               -               1.25%              5.3%
12/31/05               1.20              -               -               1.25%              8.1%
12/31/04               1.11              -               -               1.25%              5.7%
12/31/03               1.05              -               -               1.25%              5.0%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.42              -         $     -               1.00%             11.6%
12/31/06               1.27              -               -               1.00%              5.5%
12/31/05               1.21              -               -               1.00%              8.4%
12/31/04               1.11              -               -               1.00%              5.4%
12/31/03               1.06              -               -               1.00%              5.5%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.44              -         $     -               0.75%             11.9%
12/31/06               1.28              -               -               0.75%              5.8%
12/31/05               1.21              -               -               0.75%              8.6%
12/31/04               1.12              -               -               0.75%              5.7%
12/31/03               1.06              -               -               0.75%              5.6%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.45              -         $     -               0.50%             12.2%
12/31/06               1.29              -               -               0.50%              6.1%
12/31/05               1.22              -               -               0.50%              8.9%
12/31/04               1.12              -               -               0.50%              6.0%
12/31/03               1.06              -               -               0.50%              5.6%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.47              -         $     -               0.25%             12.5%
12/31/06               1.31              -               -               0.25%              6.3%
12/31/05               1.23              -               -               0.25%              9.2%
12/31/04               1.12              -               -               0.25%              6.2%
12/31/03               1.06              -               -               0.25%              5.7%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.48              -         $     -               0.00%             12.7%
12/31/06               1.32              -               -               0.00%              6.6%
12/31/05               1.24              -               -               0.00%              9.5%
12/31/04               1.13              -               -               0.00%              6.5%
12/31/03               1.06              -               -               0.00%              5.8%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007                2006               2005              2004               2003
0.0%                0.0%               0.0%              0.0%               0.0%

                             AUL American Unit Trust
                                     Allianz
                          NFJ Small Cap Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    2,583,577    $    2,814,918            86,417
Receivables: investments sold                 20,474    ==============    ==============
Payables: investments redeemed                   -
                                      --------------
Net assets                            $    2,604,051
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    2,150,101         1,203,635    $         1.79
Band 100                                      65,039            36,025              1.81
Band 75                                          -                 -                1.82
Band 50                                          -                 -                1.84
Band 25                                          -                 -                1.86
Band 0                                       388,911           206,346              1.88
                                      --------------    --------------
Total                                 $    2,604,051         1,446,006
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       29,584
   Mortality & expense charges                                           142,764
                                                                  --------------
   Net investment income (loss)                                         (113,180)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (297,217)
   Realized gain distributions                                         1,077,956
   Net change in unrealized appreciation (depreciation)                 (266,730)
                                                                  --------------
   Net gain (loss)                                                       514,009
                                                                  --------------
Increase (decrease) in net assets from operations                 $      400,829
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            Year ended        Year ended
                                                            12/31/2007        12/31/2006
                                                        --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $     (113,180)   $       50,840
   Net realized gain (loss)                                   (297,217)           (7,917)
   Realized gain distributions                               1,077,956           751,706
   Net change in unrealized appreciation
      (depreciation)                                          (266,730)          121,130
                                                        --------------    --------------
Increase (decrease) in net assets from operations              400,829           915,759
                                                        --------------    --------------
Contract owner transactions:
   Proceeds from units sold                                  5,577,551        10,612,050
   Cost of units redeemed                                  (13,882,070)       (2,124,447)
                                                        --------------    --------------
   Increase (decrease)                                      (8,304,519)        8,487,603
                                                        --------------    --------------
Net increase (decrease)                                     (7,903,690)        9,403,362
Net assets, beginning                                       10,507,741         1,104,379
                                                        --------------    --------------
Net assets, ending                                      $    2,604,051    $   10,507,741
                                                        ==============    ==============

Units sold                                                   3,208,667         6,809,473
Units redeemed                                              (7,906,707)       (1,420,074)
                                                        --------------    --------------
Net increase (decrease)                                     (4,698,040)        5,389,399
Units outstanding, beginning                                 6,144,046           754,647
                                                        --------------    --------------
Units outstanding, ending                                    1,446,006         6,144,046
                                                        ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $   17,807,151
Cost of units redeemed                                               (16,555,615)
Net investment income (loss)                                             (56,689)
Net realized gain (loss)                                                (273,383)
Realized gain distributions                                            1,913,928
Net change in unrealized appreciation (depreciation)                    (231,341)
                                                                  --------------
                                                                  $    2,604,051
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.79            1,204        $  2,150             1.25%              4.5%
12/31/06               1.71            5,981          10,220             1.25%             17.0%
12/31/05               1.46              756           1,104             1.25%              8.1%
12/31/04               1.35              172             232             1.25%             21.6%
12/31/03               1.11              -               -               1.25%             11.0%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.81               36        $     65             1.00%              4.8%
12/31/06               1.72               49              85             1.00%             17.1%
12/31/05               1.47              -               -               1.00%              8.9%
12/31/04               1.35              -               -               1.00%             21.5%
12/31/03               1.11              -               -               1.00%             11.1%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.82              -         $     -               0.75%              5.1%
12/31/06               1.74              -               -               0.75%             17.4%
12/31/05               1.48              -               -               0.75%              9.2%
12/31/04               1.36              -               -               0.75%             21.8%
12/31/03               1.11              -               -               0.75%             11.2%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.84              -         $     -               0.50%              5.3%
12/31/06               1.75              -               -               0.50%             17.6%
12/31/05               1.49              -               -               0.50%              9.4%
12/31/04               1.36              -               -               0.50%             22.1%
12/31/03               1.11              -               -               0.50%             11.3%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.86              -         $     -               0.25%              5.6%
12/31/06               1.77              -               -               0.25%             17.9%
12/31/05               1.50              -               -               0.25%              9.7%
12/31/04               1.36              -               -               0.25%             22.4%
12/31/03               1.11              -               -               0.25%             11.3%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.88              206       $     389             0.00%              5.9%
12/31/06               1.78              114             203             0.00%             18.2%
12/31/05               1.51              -               -               0.00%             10.0%
12/31/04               1.37              -               -               0.00%             22.7%
12/31/03               1.12              -               -               0.00%             11.4%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007                2006               2005              2004               2003
0.5%                2.7%               3.2%              11.5%              0.0%

                             AUL American Unit Trust
                                     Allianz
                          NFJ Dividend Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      781,454    $      853,820            47,831
Receivables: investments sold                  5,849    ==============    ==============
Payables: investments redeemed                   -
                                      --------------
Net assets                            $      787,303
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      772,409           723,187    $         1.07
Band 100                                         -                 -                1.07
Band 75                                          -                 -                1.07
Band 50                                          -                 -                1.08
Band 25                                          -                 -                1.08
Band 0                                        14,894            13,739              1.08
                                      --------------    --------------
Total                                 $      787,303           736,926
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        7,883
   Mortality & expense charges                                             4,142
                                                                  --------------
   Net investment income (loss)                                            3,741
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (22,477)
   Realized gain distributions                                            41,061
   Net change in unrealized appreciation (depreciation)                  (72,366)
                                                                  --------------
   Net gain (loss)                                                       (53,782)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (50,041)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          For the period
                                                            Year ended     from 10/23/06
                                                            12/31/2007       to 12/31/06
                                                        --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $        3,741    $          -
   Net realized gain (loss)                                    (22,477)              -
   Realized gain distributions                                  41,061               -
   Net change in unrealized appreciation
      (depreciation)                                           (72,366)              -
                                                        --------------    --------------
Increase (decrease) in net assets from operations              (50,041)              -
                                                        --------------    --------------
Contract owner transactions:
   Proceeds from units sold                                  2,283,969               -
   Cost of units redeemed                                   (1,446,625)              -
                                                        --------------    --------------
   Increase (decrease)                                         837,344               -
                                                        --------------    --------------
Net increase (decrease)                                        787,303               -
Net assets, beginning                                              -                 -
                                                        --------------    --------------
Net assets, ending                                      $      787,303    $          -
                                                        ==============    ==============

Units sold                                                   2,097,750               -
Units redeemed                                              (1,360,824)              -
                                                        --------------    --------------
Net increase (decrease)                                        736,926               -
Units outstanding, beginning                                       -                 -
                                                        --------------    --------------
Units outstanding, ending                                      736,926               -
                                                        ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    2,283,969
Cost of units redeemed                                                (1,446,625)
Net investment income (loss)                                               3,741
Net realized gain (loss)                                                 (22,477)
Realized gain distributions                                               41,061
Net change in unrealized appreciation (depreciation)                     (72,366)
                                                                  --------------
                                                                  $      787,303
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.07              723       $     772             1.25%              2.7%
12/31/06               1.04              -               -               1.25%              4.0%
10/23/06               1.00              -               -               1.25%              0.0%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.07              -         $     -               1.00%              2.9%
12/31/06               1.04              -               -               1.00%              4.1%
10/23/06               1.00              -               -               1.00%              0.0%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.07              -         $     -               0.75%              3.2%
12/31/06               1.04              -               -               0.75%              4.1%
10/23/06               1.00              -               -               0.75%              0.0%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.08              -         $     -               0.50%              3.5%
12/31/06               1.04              -               -               0.50%              4.2%
10/23/06               1.00              -               -               0.50%              0.0%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.08              -         $     -               0.25%              3.7%
12/31/06               1.04              -               -               0.25%              4.2%
10/23/06               1.00              -               -               0.25%              0.0%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.08               14       $      15             0.00%              4.0%
12/31/06               1.04              -               -               0.00%              4.3%
10/23/06               1.00              -               -               0.00%              0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007              2006
2.0%              0.0%

                             AUL American Unit Trust
                                     Allianz
                           OPCAP Renaissance (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       37,015    $       43,397             2,175
Receivables: investments sold                    -      ==============    ==============
Payables: investments redeemed                (2,442)
                                      --------------
Net assets                            $       34,573
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $       34,573            24,034    $         1.44
Band 100                                         -                 -                1.45
Band 75                                          -                 -                1.47
Band 50                                          -                 -                1.49
Band 25                                          -                 -                1.50
Band 0                                           -                 -                1.52
                                      --------------    --------------
Total                                 $       34,573            24,034
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $           55
   Mortality & expense charges                                               278
                                                                  --------------
   Net investment income (loss)                                             (223)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (149)
   Realized gain distributions                                             5,860
   Net change in unrealized appreciation (depreciation)                   (5,867)
                                                                  --------------
   Net gain (loss)                                                          (156)
                                                                  --------------
Increase (decrease) in net assets from operations                 $         (379)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            Year ended        Year ended
                                                            12/31/2007        12/31/2006
                                                        --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $         (223)   $          (31)
   Net realized gain (loss)                                       (149)              161
   Realized gain distributions                                   5,860               952
   Net change in unrealized appreciation
      (depreciation)                                            (5,867)             (515)
                                                        --------------    --------------
Increase (decrease) in net assets from operations                 (379)              567
                                                        --------------    --------------
Contract owner transactions:
   Proceeds from units sold                                     41,460             9,971
   Cost of units redeemed                                      (13,209)           (3,837)
                                                        --------------    --------------
   Increase (decrease)                                          28,251             6,134
                                                        --------------    --------------
Net increase (decrease)                                         27,872             6,701
Net assets, beginning                                            6,701               -
                                                        --------------    --------------
Net assets, ending                                      $       34,573    $        6,701
                                                        ==============    ==============

Units sold                                                      28,361             7,680
Units redeemed                                                  (9,172)           (2,835)
                                                        --------------    --------------
Net increase (decrease)                                         19,189             4,845
Units outstanding, beginning                                     4,845               -
                                                        --------------    --------------
Units outstanding, ending                                       24,034             4,845
                                                        ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $       51,431
Cost of units redeemed                                                   (17,046)
Net investment income (loss)                                                (254)
Net realized gain (loss)                                                      12
Realized gain distributions                                                6,812
Net change in unrealized appreciation (depreciation)                      (6,382)
                                                                  --------------
                                                                  $       34,573
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.44               24       $      35             1.25%              4.0%
12/31/06               1.38                5               7             1.25%             10.7%
12/31/05               1.25              -               -               1.25%             -5.3%
12/31/04               1.32              -               -               1.25%             13.8%
12/31/03               1.16              -               -               1.25%             16.0%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.45              -         $     -               1.00%              4.3%
12/31/06               1.39              -               -               1.00%             10.6%
12/31/05               1.26              -               -               1.00%             -4.8%
12/31/04               1.32              -               -               1.00%             13.9%
12/31/03               1.16              -               -               1.00%             16.6%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.47              -         $     -               0.75%              4.5%
12/31/06               1.41              -               -               0.75%             10.9%
12/31/05               1.27              -               -               0.75%             -4.6%
12/31/04               1.33              -               -               0.75%             14.2%
12/31/03               1.16              -               -               0.75%             16.7%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.49              -         $     -               0.50%              4.8%
12/31/06               1.42              -               -               0.50%             11.2%
12/31/05               1.27              -               -               0.50%             -4.4%
12/31/04               1.33              -               -               0.50%             14.5%
12/31/03               1.16              -               -               0.50%             16.7%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.50              -         $     -               0.25%              5.1%
12/31/06               1.43              -               -               0.25%             11.5%
12/31/05               1.28              -               -               0.25%             -4.1%
12/31/04               1.34              -               -               0.25%             14.8%
12/31/03               1.16              -               -               0.25%             16.8%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.52              -         $     -               0.00%              5.3%
12/31/06               1.44              -               -               0.00%             11.8%
12/31/05               1.29              -               -               0.00%             -3.9%
12/31/04               1.34              -               -               0.00%             15.1%
12/31/03               1.17              -               -               0.00%             16.9%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
0.3%       0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                     Allianz
                              OPCAP Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      562,736    $      685,973            45,374
Receivables: investments sold                 53,063    ==============    ==============
Payables: investments redeemed                  (253)
                                      --------------
Net assets                            $      615,546
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $      615,546           417,854    $         1.47
Band 100                                         -                  -               1.49
Band 75                                          -                  -               1.50
Band 50                                          -                  -               1.52
Band 25                                          -                  -               1.54
Band 0                                           -                  -               1.55
                                      --------------    --------------
Total                                 $      615,546           417,854
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        5,795
   Mortality & expense charges                                             7,387
                                                                  --------------
   Net investment income (loss)                                           (1,592)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,661
   Realized gain distributions                                            91,281
   Net change in unrealized appreciation (depreciation)                 (136,907)
                                                                  --------------
   Net gain (loss)                                                       (43,965)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (45,557)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            Year ended        Year ended
                                                            12/31/2007        12/31/2006
                                                        --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $       (1,592)   $           29
   Net realized gain (loss)                                      1,661              (444)
   Realized gain distributions                                  91,281            31,321
   Net change in unrealized appreciation
      (depreciation)                                          (136,907)           39,773
                                                        --------------    --------------
Increase (decrease) in net assets from operations              (45,557)           70,679
                                                        --------------    --------------
Contract owner transactions:
   Proceeds from units sold                                    354,637           166,448
   Cost of units redeemed                                     (184,380)          (52,496)
                                                        --------------    --------------
   Increase (decrease)                                         170,257           113,952
                                                        --------------    --------------
Net increase (decrease)                                        124,700           184,631
Net assets, beginning                                          490,846           306,215
                                                        --------------    --------------
Net assets, ending                                      $      615,546    $      490,846
                                                        ==============    ==============

Units sold                                                     227,823           118,520
Units redeemed                                                (119,192)          (38,422)
                                                        --------------    --------------
Net increase (decrease)                                        108,631            80,098
Units outstanding, beginning                                   309,223           229,125
                                                        --------------    --------------
Units outstanding, ending                                      417,854           309,223
                                                        ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $      887,251
Cost of units redeemed                                                  (306,563)
Net investment income (loss)                                              (1,262)
Net realized gain (loss)                                                  (3,328)
Realized gain distributions                                              162,685
Net change in unrealized appreciation (depreciation)                    (123,237)
                                                                  --------------
                                                                  $      615,546
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.47              418       $     616             1.25%             -7.2%
12/31/06               1.59              309             491             1.25%             18.5%
12/31/05               1.34              228             306             1.25%              1.5%
12/31/04               1.32              112             148             1.25%             14.8%
12/31/03               1.15              -               -               1.25%             15.0%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.49              -         $     -               1.00%             -7.0%
12/31/06               1.60              -               -               1.00%             19.1%
12/31/05               1.34              -               -               1.00%              1.4%
12/31/04               1.33              -               -               1.00%             15.7%
12/31/03               1.15              -               -               1.00%             13.8%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.50              -         $     -               0.75%             -6.7%
12/31/06               1.61              -               -               0.75%             19.4%
12/31/05               1.35              -               -               0.75%              1.7%
12/31/04               1.33              -               -               0.75%             16.0%
12/31/03               1.15              -               -               0.75%             13.9%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.52              -         $     -               0.50%             -6.5%
12/31/06               1.63              -               -               0.50%             19.7%
12/31/05               1.36              -               -               0.50%              1.9%
12/31/04               1.33              -               -               0.50%             16.3%
12/31/03               1.15              -               -               0.50%             13.9%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.54              -         $     -               0.25%             -6.3%
12/31/06               1.64              -               -               0.25%             20.0%
12/31/05               1.37              -               -               0.25%              2.2%
12/31/04               1.34              -               -               0.25%             16.6%
12/31/03               1.15              -               -               0.25%             14.0%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.55              -         $     -               0.00%             -6.0%
12/31/06               1.65              -               -               0.00%             20.3%
12/31/05               1.38              -               -               0.00%              2.4%
12/31/04               1.34              -               -               0.00%             16.9%
12/31/03               1.15              -               -               0.00%             14.1%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005       2004       2003
1.0%       1.2%       0.0%       1.7%       0.0%

                             AUL American Unit Trust
                                     Allianz
                              CCM Mid Cap (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $          -      $          -                 -
Receivables: investments sold                    -      ==============    ==============
Payables: investments redeemed                   -
                                      --------------
Net assets                            $          -
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $          -                 -      $         1.21
Band 100                                         -                 -                1.22
Band 75                                          -                 -                1.22
Band 50                                          -                 -                1.22
Band 25                                          -                 -                1.23
Band 0                                           -                 -                1.23
                                      --------------    --------------
Total                                 $          -                 -
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          For the period
                                                            Year ended     from 10/23/06
                                                            12/31/2007       to 12/31/06
                                                        --------------    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $          -      $          -
   Net realized gain (loss)                                        -                 -
   Realized gain distributions                                     -                 -
   Net change in unrealized appreciation
      (depreciation)                                               -                 -
                                                        --------------    --------------
Increase (decrease) in net assets from operations                  -                 -
                                                        --------------    --------------
Contract owner transactions:
   Proceeds from units sold                                        -                 -
   Cost of units redeemed                                          -                 -
                                                        --------------    --------------
   Increase (decrease)                                             -                 -
                                                        --------------    --------------
Net increase (decrease)                                            -                 -
Net assets, beginning                                              -                 -
                                                        --------------    --------------
Net assets, ending                                      $          -      $          -
                                                        ==============    ==============

Units sold                                                         -                 -
Units redeemed                                                     -                 -
                                                        --------------    --------------
Net increase (decrease)                                            -                 -
Units outstanding, beginning                                       -                 -
                                                        --------------    --------------
Units outstanding, ending                                          -                 -
                                                        ==============    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $          -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                  --------------
                                                                  $          -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.21              -         $     -               1.25%             19.7%
12/31/06               1.01              -               -               1.25%              1.3%
10/23/06               1.00              -               -               1.25%              0.0%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.22              -         $     -               1.00%             20.0%
12/31/06               1.01              -               -               1.00%              1.4%
10/23/06               1.00              -               -               1.00%              0.0%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.22              -         $     -               0.75%             20.3%
12/31/06               1.01              -               -               0.75%              1.4%
10/23/06               1.00              -               -               0.75%              0.0%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.22              -         $     -               0.50%             20.6%
12/31/06               1.01              -               -               0.50%              1.5%
10/23/06               1.00              -               -               0.50%              0.0%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.23              -         $     -               0.25%             20.9%
12/31/06               1.02              -               -               0.25%              1.5%
10/23/06               1.00              -               -               0.25%              0.0%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   1.23              -         $     -               0.00%             21.2%
12/31/06               1.02              -               -               0.00%              1.6%
10/23/06               1.00              -               -               0.00%              0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                     Allianz
                        NFJ Small Cap Value (Admin Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    9,694,665    $    9,816,740           328,022
Receivables: investments sold                 14,822    ==============    ==============
Payables: investments redeemed                   -
                                      --------------
Net assets                            $    9,709,487
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
Band 125                              $    9,709,487        10,074,695    $         0.96
Band 100                                         -                 -                0.97
Band 75                                          -                 -                0.97
Band 50                                          -                 -                0.97
Band 25                                          -                 -                0.97
Band 0                                           -                 -                0.97
                                      --------------    --------------
Total                                 $    9,709,487        10,074,695
                                      ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                $      208,035
   Mortality & expense charges                                             6,017
                                                                  --------------
   Net investment income (loss)                                          202,018

Gain (loss) on investments:
   Net realized gain (loss)                                               (5,593)
   Realized gain distributions                                            12,241
   Net change in unrealized appreciation (depreciation)                 (122,075)
                                                                  --------------
   Net gain (loss)                                                      (115,427)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       86,591
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 5/24/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $      202,018
   Net realized gain (loss)                                               (5,593)
   Realized gain distributions                                            12,241
   Net change in unrealized appreciation
      (depreciation)                                                    (122,075)
                                                                  --------------
Increase (decrease) in net assets from operations                         86,591
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                            9,722,948
   Cost of units redeemed                                               (100,052)
                                                                  --------------
   Increase (decrease)                                                 9,622,896
                                                                  --------------
Net increase (decrease)                                                9,709,487
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $    9,709,487
                                                                  ==============

Units sold                                                            10,177,707
Units redeemed                                                          (103,012)
                                                                  --------------
Net increase (decrease)                                               10,074,695
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                             10,074,695
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    9,722,948
Cost of units redeemed                                                  (100,052)
Net investment income (loss)                                             202,018
Net realized gain (loss)                                                  (5,593)
Realized gain distributions                                               12,241
Net change in unrealized appreciation (depreciation)                    (122,075)
                                                                  --------------
                                                                  $    9,709,487
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                            BAND 125
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   0.96           10,075       $   9,709             1.25%             -3.6%
05/24/07               1.00              -               -               1.25%              0.0%

                                            BAND 100
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   0.97              -         $     -               1.00%             -3.5%
05/24/07               1.00              -               -               1.25%              0.0%

                                             BAND 75
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   0.97              -         $     -               0.75%             -3.3%
05/24/07               1.00              -               -               1.25%              0.0%

                                             BAND 50
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   0.97              -         $     -               0.50%             -3.2%
05/24/07               1.00              -               -               1.25%              0.0%

                                             BAND 25
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   0.97              -         $     -               0.25%             -3.0%
05/24/07               1.00              -               -               1.25%              0.0%

                                             BAND 0
------------------------------------------------------------------------------------------------

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets      Total Return
                 -------------------------------------------------------------------------------
12/31/07           $   0.97              -         $     -               0.00%             -2.9%
05/24/07               1.00              -               -               1.25%              0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      4.3%

                             AUL American Unit Trust
                                      PIMCO
                                   High Yield

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    5,867,434    $    5,998,395           615,145
Receivables: investments sold              1,610    ==============    ==============
Payables: investments redeemed            (2,177)
                                  --------------
Net assets                        $    5,866,867           130,961
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    5,866,867         4,006,402    $         1.46
Band 100                                     -                 -                1.48
Band 75                                      -                 -                1.50
Band 50                                      -                 -                1.51
Band 25                                      -                 -                1.53
Band 0                                       -                 -                1.57
                                  --------------    --------------
Total                             $    5,866,867         4,006,402
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      393,913
   Mortality & expense charges                                                70,349
                                                                      --------------
   Net investment income (loss)                                              323,564
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   (8,212)
   Realized gain distributions                                                   -
   Net change in unrealized appreciation (depreciation)                     (220,364)
                                                                      --------------
   Net gain (loss)                                                          (228,576)
                                                                      --------------
Increase (decrease) in net assets from operations                     $       94,988
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      323,564   $      150,296
   Net realized gain (loss)                                  (8,212)          (2,286)
   Realized gain distributions                                  -              2,886
   Net change in unrealized appreciation
      (depreciation)                                       (220,364)          91,511
                                                     --------------   --------------
Increase (decrease) in net assets from operations            94,988          242,407
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                               1,969,492        4,856,246
   Cost of units redeemed                                  (742,997)        (824,227)
                                                     --------------   --------------
   Increase (decrease)                                    1,226,495        4,032,019
                                                     --------------   --------------
Net increase (decrease)                                   1,321,483        4,274,426
Net assets, beginning                                     4,545,384          270,958
                                                     --------------   --------------
Net assets, ending                                   $    5,866,867   $    4,545,384
                                                     ==============   ==============

Units sold                                                1,476,969        3,827,500
Units redeemed                                             (628,746)        (873,249)
                                                     --------------   --------------
Net increase (decrease)                                     848,223        2,954,251
Units outstanding, beginning                              3,158,179          203,928
                                                     --------------   --------------
Units outstanding, ending                                 4,006,402        3,158,179
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     7,140,696
Cost of units redeemed                                                   (1,614,848)
Net investment income (loss)                                                479,369
Net realized gain (loss)                                                    (10,323)
Realized gain distributions                                                   2,934
Net change in unrealized appreciation (depreciation)                       (130,961)
                                                                    ---------------
                                                                    $     5,866,867
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.46        4,006     $       5,867            1.25%           2.2%
12/31/06          1.43        3,172             4,545            1.25%           7.7%
12/31/05          1.33          204               271            1.25%           3.1%
12/31/04          1.29           22                29            1.25%           7.5%
12/31/03          1.20          -                 -              1.25%          22.4%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.48            -     $         -              1.00%          2.4%
12/31/06          1.44            -               -              1.00%          8.1%
12/31/05          1.34            -               -              1.00%          3.5%
12/31/04          1.29            -               -              1.00%          7.9%
12/31/03          1.20            -               -              1.00%          5.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.50           -      $         -              0.75%          2.7%
12/31/06          1.46           -                -              0.75%          8.4%
12/31/05          1.34           -                -              0.75%          3.8%
12/31/04          1.30           -                -              0.75%          8.2%
12/31/03          1.20           -                -              0.75%          5.1%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.51           -      $         -              0.50%           3.0%
12/31/06          1.47           -                -              0.50%           8.7%
12/31/05          1.35           -                -              0.50%           4.0%
12/31/04          1.30           -                -              0.50%           8.5%
12/31/03          1.20           -                -              0.50%           5.2%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.53           -      $         -              0.25%           3.2%
12/31/06          1.48           -                -              0.25%           8.9%
12/31/05          1.36           -                -              0.25%           4.4%
12/31/04          1.30           -                -              0.25%           8.7%
12/31/03          1.20           -                -              0.25%           5.2%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.57           -      $         -              0.00%           3.5%
12/31/06          1.52           -                -              0.00%           9.2%
12/31/05          1.39           -                -              0.00%           7.7%
12/31/04          1.29           -                -              0.00%           8.1%
12/31/03          1.19           -                -              0.00%           4.9%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
7.6%       7.6%         0.0%       0.0%         0.0%

                             AUL American Unit Trust
                                      PIMCO
                              High Yield (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $      867,041    $      885,411            91,066
Receivables: investments sold              2,863    ==============    ==============
Payables: investments redeemed           (1,001)
                                  --------------
Net assets                        $      868,903
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $      754,773           590,480    $         1.28
Band 100                                     -                 -                1.29
Band 75                                      -                 -                1.31
Band 50                                  114,130            86,486              1.32
Band 25                                      -                 -                1.33
Band 0                                       -                 -                1.35
                                  --------------    --------------
Total                             $      868,903           676,966
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $       56,661
   Mortality & expense charges                                                10,069
                                                                      --------------
   Net investment income (loss)                                               46,592
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    2,466
   Realized gain distributions                                                   545
   Net change in unrealized appreciation (depreciation)                      (32,446)
                                                                      --------------
   Net gain (loss)                                                           (29,435)
                                                                      --------------
Increase (decrease) in net assets from operations                     $       17,157
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       46,592   $       35,239
   Net realized gain (loss)                                   2,466           (1,108)
   Realized gain distributions                                  545              524
   Net change in unrealized appreciation
      (depreciation)                                        (32,446)          15,444
                                                     --------------   --------------
Increase (decrease) in net assets from operations            17,157           50,099
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                 238,622          724,602
   Cost of units redeemed                                  (208,791)        (227,060)
                                                     --------------   --------------
   Increase (decrease)                                       29,831          497,542
                                                     --------------   --------------
Net increase (decrease)                                      46,988          547,641
Net assets, beginning                                       821,915          274,274
                                                     --------------   --------------
Net assets, ending                                   $      868,903   $      821,915
                                                     ==============   ==============

Units sold                                                  201,159          619,288
Units redeemed                                             (176,663)        (201,355)
Net increase (decrease)                                      24,496          417,933
Units outstanding, beginning                                652,470          234,537
                                                     --------------   --------------
Units outstanding, ending                                   676,966          652,470
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     1,260,891
Cost of units redeemed                                                     (466,582)
Net investment income (loss)                                                 90,087
Net realized gain (loss)                                                      1,684
Realized gain distributions                                                   1,193
Net change in unrealized appreciation (depreciation)                        (18,370)
                                                                    ---------------
                                                                    $       868,903
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.28           590       $      755            1.25%           1.8%
12/31/06          1.26           572              718            1.25%           7.3%
12/31/05          1.17           234              274            1.25%           2.6%
12/31/04          1.14            47               54            1.25%           7.5%
12/31/03          1.06           -                -              1.25%           5.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.29           -         $      -              1.00%           2.0%
12/31/06          1.27           -                -              1.00%           7.7%
12/31/05          1.18           -                -              1.00%           3.1%
12/31/04          1.14           -                -              1.00%           7.5%
12/31/03          1.06           -                -              1.00%           4.9%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.31           -         $      -              0.75%           2.3%
12/31/06          1.28           -                -              0.75%           7.9%
12/31/05          1.18           -                -              0.75%         -18.2%
12/31/04          1.44           -                -              0.75%          36.1%
12/31/03          1.06           -                -              0.75%           5.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.32            86       $      114            0.50%           2.5%
12/31/06          1.29            81              104            0.50%           8.2%
12/31/05          1.19           -                -              0.50%           3.6%
12/31/04          1.15           -                -              0.50%           8.1%
12/31/03          1.06           -                -              0.50%           5.1%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.33           -        $       -              0.25%           2.8%
12/31/06          1.30           -                -              0.25%           8.5%
12/31/05          1.20           -                -              0.25%           3.8%
12/31/04          1.15           -                -              0.25%           8.3%
12/31/03          1.06           -                -              0.25%           5.1%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.35           -         $        -             0.00%          3.1%
12/31/06          1.31           -                  -             0.00%          8.8%
12/31/05          1.20           -                  -             0.00%          4.1%
12/31/04          1.16           -                  -             0.00%          8.6%
12/31/03          1.06           -                  -             0.00%          5.2%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
6.7%       7.8%         5.6%       0.0%         0.0%

                             AUL American Unit Trust
                                      PIMCO
                             Total Return (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    1,607,947    $    1,556,950           150,384
Receivables: investments sold              1,853    ==============
                                  --------------
Net assets                        $    1,607,601
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    1,580,661         1,373,463    $         1.15
Band 100                                  18,592            15,984              1.16
Band 75                                      -                 -                1.18
Band 50                                      -                 -                1.19
Band 25                                      -                 -                1.20
Band 0                                     8,348             6,876              1.21
                                  --------------    --------------
Total                             $    1,607,601         1,396,323
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      340,262
   Mortality & expense charges                                                96,622
                                                                      --------------
   Net investment income (loss)                                              243,640
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   89,131
   Realized gain distributions                                                55,178
   Net change in unrealized appreciation (depreciation)                       54,588
                                                                      --------------
   Net gain (loss)                                                           198,897
                                                                      --------------
Increase (decrease) in net assets from operations                     $      442,537
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      243,640   $      149,769
   Net realized gain (loss)                                  89,131          (29,818)
   Realized gain distributions                               55,178           25,867
   Net change in unrealized appreciation
      (depreciation)                                         54,588           13,418
                                                     --------------   --------------
Increase (decrease) in net assets from operations           442,537          159,236
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                               2,444,803        7,993,792
   Cost of units redeemed                                (8,665,172)      (1,819,642)
                                                     --------------   --------------
   Increase (decrease)                                   (6,220,369)       6,174,150
                                                     --------------   --------------
Net increase (decrease)                                  (5,777,832)       6,333,386
Net assets, beginning                                     7,385,433        1,052,047
                                                     --------------   --------------
Net assets, ending                                   $    1,607,601   $    7,385,433
                                                     ==============   ==============

Units sold                                                2,273,594        7,771,514
Units redeemed                                           (7,742,507)      (1,904,410)
                                                     --------------   --------------
Net increase (decrease)                                  (5,468,913)       5,867,104
Units outstanding, beginning                              6,865,236          998,132
                                                     --------------   --------------
Units outstanding, ending                                 1,396,323        6,865,236
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    11,819,611
Cost of units redeemed                                                  (10,821,354)
Net investment income (loss)                                                403,246
Net realized gain (loss)                                                     58,810
Realized gain distributions                                                  96,291
Net change in unrealized appreciation (depreciation)                         50,997
                                                                    ---------------
                                                                    $     1,607,601
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.15         1,373     $      1,581            1.25%           7.0%
12/31/06          1.08         6,859            7,379            1.25%           2.5%
12/31/05          1.05         1,002            1,052            1.25%           0.0%
12/31/04          1.05           255              268            1.25%           4.0%
12/31/03          1.01           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.16            16     $         19            1.00%           7.2%
12/31/06          1.08             6                6            1.00%           2.2%
12/31/05          1.06           -                -              1.00%           1.3%
12/31/04          1.05           -                -              1.00%           3.3%
12/31/03          1.01           -                -              1.00%           0.6%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.18           -       $        -              0.75%           7.5%
12/31/06          1.09           -                -              0.75%           2.5%
12/31/05          1.07           -                -              0.75%           1.5%
12/31/04          1.05           -                -              0.75%           3.5%
12/31/03          1.02           -                -              0.75%           0.6%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.19           -       $        -              0.50%           7.8%
12/31/06          1.10           -                -              0.50%           2.7%
12/31/05          1.07           -                -              0.50%           1.8%
12/31/04          1.05           -                -              0.50%           3.8%
12/31/03          1.02           -                -              0.50%           0.7%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.20           -       $        -              0.25%           8.1%
12/31/06          1.11           -                -              0.25%           3.0%
12/31/05          1.08           -                -              0.25%           2.0%
12/31/04          1.06           -                -              0.25%           4.0%
12/31/03          1.02           -                -              0.25%           0.8%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.21             7     $          8            0.00%           8.3%
12/31/06          1.12           -                -              0.00%           3.3%
12/31/05          1.09           -                -              0.00%           2.3%
12/31/04          1.06           -                -              0.00%           4.3%
12/31/03          1.02           -                -              0.00%           0.8%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
7.6%       5.1%         2.5%       0.0%         0.0%

                             AUL American Unit Trust
                                      PIMCO
                            Total Return (Admin Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    7,250,506    $    7,135,998           678,900
Receivables: investments sold              7,125    ==============    ==============
Payables: investments redeemed            (7,312)
                                  --------------
Net assets                        $    7,250,319
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    7,250,319         6,760,078    $         1.07
Band 100                                     -                 -                1.07
Band 75                                      -                 -                1.08
Band 50                                      -                 -                1.08
Band 25                                      -                 -                1.08
Band 0                                       -                 -                1.08
                                  --------------    --------------
Total                             $    7,250,319         6,760,078
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $       15,780
   Mortality & expense charges                                                 4,244
                                                                      --------------
   Net investment income (loss)                                               11,536
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       46
   Realized gain distributions                                                   225
   Net change in unrealized appreciation (depreciation)                      114,508
                                                                      --------------
   Net gain (loss)                                                           114,779
                                                                      --------------
Increase (decrease) in net assets from operations                     $      126,315
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     For the period
                                                                       from 5/24/07
                                                                        to 12/31/07
                                                                     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                      $       11,536
   Net realized gain (loss)                                                      46
   Realized gain distributions                                                  225
   Net change in unrealized appreciation
      (depreciation)                                                        114,508
                                                                     --------------
Increase (decrease) in net assets from operations                           126,315
                                                                     --------------
Contract owner transactions:
   Proceeds from units sold                                               7,140,805
   Cost of units redeemed                                                   (16,801)
                                                                     --------------
   Increase (decrease)                                                    7,124,004
                                                                     --------------
Net increase (decrease)                                                   7,250,319
Net assets, beginning                                                           -
                                                                     --------------
Net assets, ending                                                   $    7,250,319
                                                                     ==============

Units sold                                                                6,801,796
Units redeemed                                                              (41,718)
                                                                     --------------
Net increase (decrease)                                                   6,760,078
Units outstanding, beginning                                                    -
                                                                     --------------
Units outstanding, ending                                                 6,760,078
                                                                     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     7,140,805
Cost of units redeemed                                                      (16,801)
Net investment income (loss)                                                 11,536
Net realized gain (loss)                                                         46
Realized gain distributions                                                     225
Net change in unrealized appreciation (depreciation)                        114,508
                                                                    ---------------
                                                                    $     7,250,319
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.07         6,760    $       7,250            1.25%           7.3%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.07           -      $           -            1.00%            7.4%
05/24/07          1.00           -                  -            1.25%            0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.08           -      $           -            0.75%           7.6%
05/24/07          1.00           -                  -            1.25%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.08           -      $         -              0.50%           7.7%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.08           -      $           -            0.25%           7.9%
05/24/07          1.00           -                  -            1.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.08           -      $           -            0.00%           8.1%
05/24/07          1.00           -                  -            1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.4%

                             AUL American Unit Trust
                                Neuberger Berman
                               Fasciano (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    1,111,280    $    1,253,607           109,469
Receivables: investments sold              2,933    ==============    ==============
Payables: investments redeemed            (2,003)
                                  --------------
Net assets                        $    1,112,210
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    1,112,210           881,535    $         1.26
Band 100                                     -                 -                1.28
Band 75                                      -                 -                1.29
Band 50                                      -                 -                1.30
Band 25                                      -                 -                1.32
Band 0                                       -                 -                1.33
                                  --------------    --------------
Total                             $    1,112,210           881,535
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $          -
   Mortality & expense charges                                                18,115
                                                                      --------------
   Net investment income (loss)                                              (18,115)
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    4,047
   Realized gain distributions                                                93,945
   Net change in unrealized appreciation (depreciation)                      (85,923)
                                                                      --------------
   Net gain (loss)                                                            12,069
                                                                      --------------
Increase (decrease) in net assets from operations                     $       (6,046)
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      (18,115)  $       (3,455)
   Net realized gain (loss)                                   4,047                7
   Realized gain distributions                               93,945           67,102
   Net change in unrealized appreciation
      (depreciation)                                        (85,923)         (55,901)
                                                     --------------   --------------
Increase (decrease) in net assets from operations            (6,046)           7,753
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                 204,589        1,161,898
   Cost of units redeemed                                  (383,118)         (37,555)
                                                     --------------   --------------
   Increase (decrease)                                     (178,529)       1,124,343
                                                     --------------   --------------
Net increase (decrease)                                    (184,575)       1,132,096
Net assets, beginning                                     1,296,785          164,689
                                                     --------------   --------------
Net assets, ending                                   $    1,112,210   $    1,296,785
                                                     ==============   ==============

Units sold                                                  188,746          913,431
Units redeemed                                             (322,765)         (31,142)
                                                     --------------   --------------
Net increase (decrease)                                    (134,019)         882,289
Units outstanding, beginning                              1,015,554          133,265
                                                     --------------   --------------
Units outstanding, ending                                   881,535        1,015,554
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     1,554,628
Cost of units redeemed                                                     (448,084)
Net investment income (loss)                                                (22,796)
Net realized gain (loss)                                                      3,853
Realized gain distributions                                                 166,936
Net change in unrealized appreciation (depreciation)                       (142,327)
                                                                    ---------------
                                                                    $     1,112,210
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.26           882     $      1,112            1.25%          -1.2%
12/31/06          1.28         1,016            1,297            1.25%           3.0%
12/31/05          1.24           133              165            1.25%           1.6%
12/31/04          1.22            39               47            1.25%          10.9%
12/31/03          1.10           -                -              1.25%          10.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.28           -      $         -              1.00%          -0.9%
12/31/06          1.29           -                -              1.00%           3.6%
12/31/05          1.24           -                -              1.00%           0.9%
12/31/04          1.23           -                -              1.00%          11.4%
12/31/03          1.11           -                -              1.00%          10.5%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.29           -      $         -              0.75%          -0.7%
12/31/06          1.30           -                -              0.75%           3.8%
12/31/05          1.25           -                -              0.75%           1.2%
12/31/04          1.24           -                -              0.75%          11.7%
12/31/03          1.11           -                -              0.75%          10.6%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.30           -      $         -              0.50%          -0.4%
12/31/06          1.31           -                -              0.50%           4.1%
12/31/05          1.26           -                -              0.50%           1.4%
12/31/04          1.24           -                -              0.50%          12.0%
12/31/03          1.11           -                -              0.50%          10.7%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.32           -      $         -              0.25%          -0.2%
12/31/06          1.32           -                -              0.25%           4.4%
12/31/05          1.26           -                -              0.25%           1.7%
12/31/04          1.24           -                -              0.25%          12.3%
12/31/03          1.11           -                -              0.25%          10.7%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.33           -      $         -              0.00%           0.1%
12/31/06          1.33           -                -              0.00%           4.6%
12/31/05          1.27           -                -              0.00%           1.9%
12/31/04          1.25           -                -              0.00%          12.5%
12/31/03          1.11           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
0.0%       0.0%         0.0%       0.0%         0.0%

                             AUL American Unit Trust
                                Neuberger Berman
                              Millennium (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $      938,988    $      882,062            61,267
Receivables: investments sold                256    ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      939,244
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $      939,244           602,747    $         1.56
Band 100                                     -                 -                1.57
Band 75                                      -                 -                1.58
Band 50                                      -                 -                1.59
Band 25                                      -                 -                1.61
Band 0                                       -                 -                1.62
                                  --------------    --------------
Total                             $      939,244           602,747
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $          -
   Mortality & expense charges                                                 5,614
                                                                      --------------
   Net investment income (loss)                                               (5,614)
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   14,998
   Realized gain distributions                                                   -
   Net change in unrealized appreciation (depreciation)                       53,372
                                                                      --------------
   Net gain (loss)                                                            68,370
                                                                      --------------
Increase (decrease) in net assets from operations                     $       62,756
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       (5,614)  $         (271)
   Net realized gain (loss)                                  14,998               63
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                         53,372            3,530
                                                     --------------   --------------
Increase (decrease) in net assets from operations            62,756            3,322
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                               1,008,088           40,478
   Cost of units redeemed                                  (175,416)            (568)
                                                     --------------   --------------
   Increase (decrease)                                      832,672           39,910
                                                     --------------   --------------
Net increase (decrease)                                     895,428           43,232
Net assets, beginning                                        43,816              584
                                                     --------------   --------------
Net assets, ending                                   $      939,244   $       43,816
                                                     ==============   ==============

Units sold                                                  689,711           34,963
Units redeemed                                             (121,971)            (453)
                                                     --------------   --------------
Net increase (decrease)                                     567,740           34,510
Units outstanding, beginning                                 35,007              497
                                                     --------------   --------------
Units outstanding, ending                                   602,747           35,007
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     1,049,127
Cost of units redeemed                                                     (175,984)
Net investment income (loss)                                                 (5,886)
Net realized gain (loss)                                                     15,061
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                         56,926
                                                                    ---------------
                                                                    $       939,244
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.56           603    $         939            1.25%          24.5%
12/31/06          1.25            35               44            1.25%           6.1%
12/31/05          1.18             1                1            1.25%          13.5%
12/31/04          1.04           -                -              1.25%           4.0%
12/13/04          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.57           -      $         -              1.00%          24.8%
12/31/06          1.26           -                -              1.00%           6.6%
12/31/05          1.18           -                -              1.00%          13.9%
12/31/04          1.04           -                -              1.00%           3.6%
12/13/04          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.58           -      $         -              0.75%          25.1%
12/31/06          1.26           -                -              0.75%           6.8%
12/31/05          1.18           -                -              0.75%          14.2%
12/31/04          1.04           -                -              0.75%           3.7%
12/13/04          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.59           -      $         -              0.50%          25.4%
12/31/06          1.27           -                -              0.50%           7.1%
12/31/05          1.19           -                -              0.50%          14.5%
12/31/04          1.04           -                -              0.50%           3.7%
12/13/04          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.61           -      $         -              0.25%          25.8%
12/31/06          1.28           -                -              0.25%           7.3%
12/31/05          1.19           -                -              0.25%          14.8%
12/31/04          1.04           -                -              0.25%           3.7%
12/13/04          1.00           -                -              0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.62           -      $         -              0.00%          26.1%
12/31/06          1.28           -                -              0.00%           7.6%
12/31/05          1.19           -                -              0.00%          15.1%
12/31/04          1.04           -                -              0.00%           3.7%
12/13/04          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004
0.0%       0.0%         0.0%       0.0%

                             AUL American Unit Trust
                                Neuberger Berman
                               Partners (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    3,002,538    $    2,792,442           136,828
Receivables: investments sold              3,957    ==============    ==============
Payables: investments redeemed            (4,498)
                                  --------------
Net assets                        $    3,001,997
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    2,872,231         2,020,623    $         1.42
Band 100                                     -                 -                1.43
Band 75                                      -                 -                1.44
Band 50                                      -                 -                1.45
Band 25                                      -                 -                1.47
Band 0                                   129,766            87,879              1.48
                                  --------------    --------------
Total                             $    3,001,997         2,108,502
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $        6,136
   Mortality & expense charges                                                37,925
                                                                      --------------
   Net investment income (loss)                                              (31,789)
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   53,580
   Realized gain distributions                                               103,567
   Net change in unrealized appreciation (depreciation)                       88,524
                                                                      --------------
   Net gain (loss)                                                           245,671
                                                                      --------------
Increase (decrease) in net assets from operations                     $      213,882
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      (31,789)  $      (11,785)
   Net realized gain (loss)                                  53,580           11,500
   Realized gain distributions                              103,567           33,838
   Net change in unrealized appreciation
      (depreciation)                                         88,524          117,689
                                                     --------------   --------------
Increase (decrease) in net assets from operations           213,882          151,242
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                               1,128,765        3,130,252
   Cost of units redeemed                                  (565,092)      (1,359,238)
                                                     --------------   --------------
   Increase (decrease)                                      563,673        1,771,014
                                                     --------------   --------------
Net increase (decrease)                                     777,555        1,922,256
Net assets, beginning                                     2,224,442          302,186
                                                     --------------   --------------
Net assets, ending                                   $    3,001,997   $    2,224,442
                                                     ==============   ==============

Units sold                                                  823,902        2,544,573
Units redeemed                                             (409,397)      (1,107,247)
                                                     --------------   --------------
Net increase (decrease)                                     414,505        1,437,326
Units outstanding, beginning                              1,693,997          256,671
                                                     --------------   --------------
Units outstanding, ending                                 2,108,502        1,693,997
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     4,665,964
Cost of units redeemed                                                   (2,043,115)
Net investment income (loss)                                                (44,339)
Net realized gain (loss)                                                     66,771
Realized gain distributions                                                 146,619
Net change in unrealized appreciation (depreciation)                        210,097
                                                                    ---------------
                                                                    $     3,001,997
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.42         2,021    $       2,872            1.25%           8.3%
12/31/06          1.31         1,641            2,153            1.25%          11.2%
12/31/05          1.18           256              302            1.25%          16.8%
12/31/04          1.01           -                -              1.25%           1.0%
12/13/04          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.43            -     $         -              1.00%           8.6%
12/31/06          1.32            -               -              1.00%          11.7%
12/31/05          1.18            -               -              1.00%          16.4%
12/31/04          1.01            -               -              1.00%           1.4%
12/13/04          1.00            -               -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.44            -     $         -              0.75%           8.9%
12/31/06          1.33            -               -              0.75%          12.0%
12/31/05          1.18            -               -              0.75%          16.7%
12/31/04          1.01            -               -              0.75%           1.4%
12/13/04          1.00            -               -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.45            -     $         -              0.50%           9.2%
12/31/06          1.33            -               -              0.50%          12.3%
12/31/05          1.19            -               -              0.50%          17.0%
12/31/04          1.01            -               -              0.50%           1.4%
12/13/04          1.00            -               -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.47            -     $         -              0.25%           9.4%
12/31/06          1.34            -               -              0.25%          12.6%
12/31/05          1.19            -               -              0.25%          17.3%
12/31/04          1.01            -               -              0.25%           1.4%
12/13/04          1.00            -               -              0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.48             88   $         130            0.00%           9.7%
12/31/06          1.35             53              71            0.00%          12.8%
12/31/05          1.19            -               -              0.00%          17.6%
12/31/04          1.01            -               -              0.00%           1.4%
12/13/04          1.00            -               -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004
0.2%       0.4%         0.0%       0.0%

                             AUL American Unit Trust
                                Neuberger Berman
                                 Focus (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $       18,675    $       22,457             1,339
Receivables: investments sold                -      ==============    ==============
Payables: investments redeemed                (5)
                                  --------------
Net assets                        $       18,670
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $       18,670            14,638    $         1.28
Band 100                                     -                 -                1.29
Band 75                                      -                 -                1.30
Band 50                                      -                 -                1.32
Band 25                                      -                 -                1.33
Band 0                                       -                 -                1.35
                                  --------------    --------------
Total                             $       18,670            14,638
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $           79
   Mortality & expense charges                                                   202
                                                                      --------------
   Net investment income (loss)                                                 (123)
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                     (686)
   Realized gain distributions                                                 3,277
   Net change in unrealized appreciation (depreciation)                       (1,897)
                                                                      --------------
   Net gain (loss)                                                               694
                                                                      --------------
Increase (decrease) in net assets from operations                     $          571
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $         (123)  $          (44)
   Net realized gain (loss)                                    (686)              36
   Realized gain distributions                                3,277            2,062
   Net change in unrealized appreciation
      (depreciation)                                         (1,897)          (1,785)
                                                     --------------   --------------
Increase (decrease) in net assets from operations               571              269
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                   9,887           14,784
   Cost of units redeemed                                    (6,866)            (927)
                                                     --------------   --------------
   Increase (decrease)                                        3,021           13,857
                                                     --------------   --------------
Net increase (decrease)                                       3,592           14,126
Net assets, beginning                                        15,078              952
                                                     --------------   --------------
Net assets, ending                                   $       18,670   $       15,078
                                                     ==============   ==============

Units sold                                                    7,709           16,504
Units redeemed                                               (5,456)          (4,984)
                                                     --------------   --------------
Net increase (decrease)                                       2,253           11,520
Units outstanding, beginning                                 12,385              865
                                                     --------------   --------------
Units outstanding, ending                                    14,638           12,385
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        25,612
Cost of units redeemed                                                       (7,793)
Net investment income (loss)                                                   (171)
Net realized gain (loss)                                                       (650)
Realized gain distributions                                                   5,454
Net change in unrealized appreciation (depreciation)                         (3,782)
                                                                    ---------------
                                                                    $        18,670
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.28            15    $          19            1.25%           4.7%
12/31/06          1.22            12               15            1.25%          10.7%
12/31/05          1.10             1                1            1.25%          -1.8%
12/31/04          1.12           -                -              1.25%          12.0%
12/13/04          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.29            -     $         -              1.00%           5.0%
12/31/06          1.23            -               -              1.00%          10.8%
12/31/05          1.11            -               -              1.00%          -1.3%
12/31/04          1.12            -               -              1.00%          12.2%
12/13/04          1.00            -               -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.30            -     $         -              0.75%           5.3%
12/31/06          1.24            -               -              0.75%          11.1%
12/31/05          1.11            -               -              0.75%          -1.1%
12/31/04          1.13            -               -              0.75%          12.6%
12/13/04          1.00            -               -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.32            -     $         -              0.50%           5.5%
12/31/06          1.25            -               -              0.50%          11.4%
12/31/05          1.12            -               -              0.50%          -0.8%
12/31/04          1.13            -               -              0.50%          12.9%
12/13/04          1.00            -               -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.33            -     $         -              0.25%           5.8%
12/31/06          1.26            -               -              0.25%          11.7%
12/31/05          1.13            -               -              0.25%          -0.6%
12/31/04          1.13            -               -              0.25%          13.3%
12/13/04          1.00            -               -              0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.35            -     $         -              0.00%           6.1%
12/31/06          1.27            -               -              0.00%          12.0%
12/31/05          1.13            -               -              0.00%          -0.3%
12/31/04          1.14            -               -              0.00%           5.3%
12/13/04          1.08            -               -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004
0.5%       0.0%         0.0%       0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                                 Flex Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $      490,912    $      424,085            10,263
Receivables: investments sold                  -    ==============    ==============
Payables: investments redeemed              (362)
                                  --------------
Net assets                        $      490,550
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $      490,550           320,219      $       1.53
Band 100                                     -                 -                1.55
Band 75                                      -                 -                1.56
Band 50                                      -                 -                1.58
Band 25                                      -                 -                1.60
Band 0                                       -                 -                1.62
                                  --------------    --------------
Total                             $      490,550           320,219
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $          229
   Mortality & expense charges                                                 5,335
                                                                      --------------
   Net investment income (loss)                                               (5,106)
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    9,592
   Realized gain distributions                                                 7,505
   Net change in unrealized appreciation (depreciation)                       41,501
                                                                      --------------
   Net gain (loss)                                                            58,598
                                                                      --------------
Increase (decrease) in net assets from operations                     $       53,492
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       (5,106)  $       (3,503)
   Net realized gain (loss)                                   9,592            6,568
   Realized gain distributions                                7,505              -
   Net change in unrealized appreciation
      (depreciation)                                         41,501            9,034
                                                     --------------   --------------
Increase (decrease) in net assets from operations            53,492           12,099
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                 122,288          150,234
   Cost of units redeemed                                   (38,751)         (50,524)
                                                     --------------   --------------
   Increase (decrease)                                       83,537           99,710
                                                     --------------   --------------
Net increase (decrease)                                     137,029          111,809
Net assets, beginning                                       353,521          241,712
                                                     --------------   --------------
Net assets, ending                                   $      490,550   $      353,521
                                                     ==============   ==============

Units sold                                                   99,860          114,161
Units redeemed                                              (43,430)         (38,261)
                                                     --------------   --------------
Net increase (decrease)                                      56,430           75,900
Units outstanding, beginning                                263,789          187,889
                                                     --------------   --------------
Units outstanding, ending                                   320,219          263,789
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $       591,296
Cost of units redeemed                                                     (183,040)
Net investment income (loss)                                                (10,927)
Net realized gain (loss)                                                     18,889
Realized gain distributions                                                   7,505
Net change in unrealized appreciation (depreciation)                         66,827
                                                                    ---------------
                                                                    $       490,550
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.53        320       $         491            1.25%          14.3%
12/31/06          1.34        264                 354            1.25%           3.9%
12/31/05          1.29        188                 242            1.25%           4.9%
12/31/04          1.23         93                 114            1.25%          10.8%
12/31/03          1.11         -                   -             1.25%          11.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.55           -      $         -              1.00%          14.6%
12/31/06          1.35           -                -              1.00%           4.4%
12/31/05          1.29           -                -              1.00%           4.7%
12/31/04          1.24           -                -              1.00%          11.7%
12/31/03          1.11           -                -              1.00%          11.2%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.56           -      $         -              0.75%          14.9%
12/31/06          1.36           -                -              0.75%           4.7%
12/31/05          1.30           -                -              0.75%           5.0%
12/31/04          1.24           -                -              0.75%          12.0%
12/31/03          1.11           -                -              0.75%          11.3%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.58            -     $         -              0.50%          15.2%
12/31/06          1.37            -               -              0.50%           5.0%
12/31/05          1.31            -               -              0.50%           5.3%
12/31/04          1.24            -               -              0.50%          12.2%
12/31/03          1.11            -               -              0.50%          11.4%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.60            -     $         -              0.25%          15.5%
12/31/06          1.38            -               -              0.25%           5.2%
12/31/05          1.32            -               -              0.25%           5.5%
12/31/04          1.25            -               -              0.25%          12.5%
12/31/03          1.11            -               -              0.25%          11.4%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.62            -      $        -              0.00%          15.8%
12/31/06          1.40            -               -              0.00%           5.5%
12/31/05          1.32            -               -              0.00%           5.8%
12/31/04          1.25            -               -              0.00%          12.8%
12/31/03          1.11            -               -              0.00%          11.5%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
0.1%       0.0%         0.0%       0.0%         0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                                Strategic Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    2,617,251    $    2,647,564           257,048
Receivables: investments sold              7,215    ===============   ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $    2,624,466
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    2,066,934         1,616,840    $         1.28
Band 100                                     -                 -                1.29
Band 75                                      -                 -                1.31
Band 50                                      -                 -                1.32
Band 25                                      -                 -                1.33
Band 0                                   557,532           413,343              1.35
                                  --------------    --------------
Total                             $    2,624,466         2,030,183
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      117,288
   Mortality & expense charges                                                16,651
                                                                      --------------
   Net investment income (loss)                                              100,637
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    9,367
   Realized gain distributions                                                  -
   Net change in unrealized appreciation (depreciation)                      (38,097)
                                                                      --------------
   Net gain (loss)                                                           (28,730)
                                                                      --------------
Increase (decrease) in net assets from operations                     $       71,907
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      100,637   $       18,174
   Net realized gain (loss)                                   9,367           (1,219)
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                        (38,097)           9,229
                                                     --------------   --------------
Increase (decrease) in net assets from operations            71,907           26,184
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                               2,784,020          515,320
   Cost of units redeemed                                  (803,088)        (135,792)
                                                     --------------   --------------
   Increase (decrease)                                    1,980,932          379,528
                                                     --------------   --------------
Net increase (decrease)                                   2,052,839          405,712
Net assets, beginning                                       571,627          165,915
                                                     --------------   --------------
Net assets, ending                                   $    2,624,466   $      571,627
                                                     ==============   ==============

Units sold                                                2,080,271          431,615
Units redeemed                                             (511,456)        (114,431)
                                                     --------------   --------------
Net increase (decrease)                                   1,568,815          317,184
Units outstanding, beginning                                461,368          144,184
                                                     --------------   --------------
Units outstanding, ending                                 2,030,183          461,368
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     3,525,991
Cost of units redeemed                                                   (1,001,206)
Net investment income (loss)                                                121,963
Net realized gain (loss)                                                      8,031
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                        (30,313)
                                                                    ---------------
                                                                    $     2,624,466
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.28        1,617     $       2,067            1.25%           4.3%
12/31/06          1.23          344               422            1.25%           6.6%
12/31/05          1.15          144               166            1.25%           0.0%
12/31/04          1.15            1                 1            1.25%           8.5%
12/31/03          1.06          -                 -              1.25%           3.9%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.29           -      $         -              1.00%           4.6%
12/31/06          1.24           -                -              1.00%           6.8%
12/31/05          1.16           -                -              1.00%           0.2%
12/31/04          1.15           -                -              1.00%           8.5%
12/31/03          1.06           -                -              1.00%           5.1%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.31           -       $        -              0.75%           4.8%
12/31/06          1.25           -                -              0.75%           7.0%
12/31/05          1.16           -                -              0.75%           0.5%
12/31/04          1.16           -                -              0.75%           8.8%
12/31/03          1.06           -                -              0.75%           5.2%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.32           -       $        -              0.50%           5.1%
12/31/06          1.26           -                -              0.50%           7.3%
12/31/05          1.17           -                -              0.50%           0.7%
12/31/04          1.16           -                -              0.50%           9.1%
12/31/03          1.06           -                -              0.50%           5.3%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.33           -       $        -              0.25%           5.4%
12/31/06          1.27           -                -              0.25%           7.6%
12/31/05          1.18           -                -              0.25%           1.0%
12/31/04          1.17           -                -              0.25%           9.4%
12/31/03          1.07           -                -              0.25%           5.3%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.35            413    $         558           0.00%           5.6%
12/31/06          1.28            117              149           0.00%           7.9%
12/31/05          1.18           -                -              0.00%           1.3%
12/31/04          1.17           -                -              0.00%           9.6%
12/31/03          1.07           -                -              0.00%           4.8%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
7.3%       5.8%         5.2%       5.0%         0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                                 Foreign Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $      875,594    $      957,232            70,881
Receivables: investments sold              3,361    ==============    ==============
Payables: investments redeemed             (744)
                                  --------------
Net assets                        $      878,211
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $      878,211           461,645    $         1.90
Band 100                                     -                 -                1.92
Band 75                                      -                 -                1.94
Band 50                                      -                 -                1.96
Band 25                                      -                 -                1.98
Band 0                                       -                 -                2.01
                                  --------------    --------------
Total                             $      878,211           461,645
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $       13,492
   Mortality & expense charges                                                10,995
                                                                      --------------
   Net investment income (loss)                                                2,497
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   32,212
   Realized gain distributions                                               215,239
   Net change in unrealized appreciation (depreciation)                     (126,941)
                                                                      --------------
   Net gain (loss)                                                           120,510
                                                                      --------------
Increase (decrease) in net assets from operations                     $      123,007
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $        2,497   $        6,524
   Net realized gain (loss)                                  32,212            5,766
   Realized gain distributions                              215,239           63,075
   Net change in unrealized appreciation
      (depreciation)                                       (126,941)          31,863
                                                     --------------   --------------
Increase (decrease) in net assets from operations           123,007          107,228
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                 386,652          332,462
   Cost of units redeemed                                  (412,700)         (93,505)
                                                     --------------   --------------
   Increase (decrease)                                      (26,048)         238,957
                                                     --------------   --------------
Net increase (decrease)                                      96,959          346,185
Net assets, beginning                                       781,252          435,067
                                                     --------------   --------------
Net assets, ending                                   $      878,211   $      781,252
                                                     ==============   ==============

Units sold                                                  215,633          222,911
Units redeemed                                             (228,055)         (60,730)
                                                     --------------   --------------
Net increase (decrease)                                     (12,422)         162,181
Units outstanding, beginning                                474,067          311,886
                                                     --------------   --------------
Units outstanding, ending                                   461,645          474,067
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     1,175,539
Cost of units redeemed                                                     (566,294)
Net investment income (loss)                                                 11,023
Net realized gain (loss)                                                     40,750
Realized gain distributions                                                 298,832
Net change in unrealized appreciation (depreciation)                        (81,639)
                                                                    ---------------
                                                                    $       878,211
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.90        462       $         878            1.25%          15.4%
12/31/06          1.65        474                 781            1.25%          17.7%
12/31/05          1.40        311                 435            1.25%           9.4%
12/31/04          1.28        159                 203            1.25%          16.4%
12/31/03          1.10        -                     -            1.25%          10.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.92           -      $         -              1.00%          15.7%
12/31/06          1.66           -                -              1.00%          18.4%
12/31/05          1.40           -                -              1.00%           9.4%
12/31/04          1.28           -                -              1.00%          16.5%
12/31/03          1.10           -                -              1.00%           9.1%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.94           -      $         -              0.75%          16.0%
12/31/06          1.68           -                -              0.75%          18.7%
12/31/05          1.41           -                -              0.75%           9.7%
12/31/04          1.29           -                -              0.75%          16.8%
12/31/03          1.10           -                -              0.75%           9.2%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.96           -      $         -              0.50%          16.3%
12/31/06          1.69           -                -              0.50%          19.0%
12/31/05          1.42           -                -              0.50%           9.9%
12/31/04          1.29           -                -              0.50%          16.5%
12/31/03          1.11           -                -              0.50%           9.8%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.98           -      $         -              0.25%          16.6%
12/31/06          1.70           -                -              0.25%          19.3%
12/31/05          1.43           -                -              0.25%          10.2%
12/31/04          1.29           -                -              0.25%          17.4%
12/31/03          1.10           -                -              0.25%           9.3%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     2.01           -      $         -              0.00%          16.9%
12/31/06          1.72           -                -              0.00%          19.6%
12/31/05          1.44           -                -              0.00%          10.5%
12/31/04          1.30           -                -              0.00%          17.7%
12/31/03          1.10           -                -              0.00%           9.4%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
1.6%       2.3%         1.8%       4.0%         0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                                 Capital Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $       12,267    $       12,342             1,220
Receivables: investments sold              2,689    ==============    ==============
Payables: investments redeemed              (12)
                                  --------------
Net assets                        $       14,944
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $       14,944            11,532    $         1.30
Band 100                                     -                 -                1.31
Band 75                                      -                 -                1.32
Band 50                                      -                 -                1.34
Band 25                                      -                 -                1.35
Band 0                                       -                 -                1.37
                                  --------------    --------------
Total                             $       14,944            11,532
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $           72
   Mortality & expense charges                                                   114
                                                                      --------------
   Net investment income (loss)                                                  (42)
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                      (69)
   Realized gain distributions                                                   582
   Net change in unrealized appreciation (depreciation)                          (75)
                                                                      --------------
   Net gain (loss)                                                               438
                                                                      --------------
Increase (decrease) in net assets from operations                     $          396
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          (42)  $           (4)
   Net realized gain (loss)                                     (69)             -
   Realized gain distributions                                  582              -
   Net change in unrealized appreciation
      (depreciation)                                            (75)             -
                                                     --------------   --------------
Increase (decrease) in net assets from operations               396               (4)
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                  10,306            6,902
   Cost of units redeemed                                    (2,652)              (4)
                                                     --------------   --------------
   Increase (decrease)                                        7,654            6,898
                                                     --------------   --------------
Net increase (decrease)                                       8,050            6,894
Net assets, beginning                                         6,894              -
                                                     --------------   --------------
Net assets, ending                                   $       14,944   $        6,894
                                                     ==============   ==============

Units sold                                                    7,986            5,699
Units redeemed                                               (2,150)              (3)
                                                     --------------   --------------
Net increase (decrease)                                       5,836            5,696
Units outstanding, beginning                                  5,696              -
                                                     --------------   --------------
Units outstanding, ending                                    11,532            5,696
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        17,208
Cost of units redeemed                                                       (2,656)
Net investment income (loss)                                                    (46)
Net realized gain (loss)                                                        (69)
Realized gain distributions                                                     582
Net change in unrealized appreciation (depreciation)                            (75)
                                                                    ---------------
                                                                    $        14,944
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.30         12       $          15            1.25%           8.0%
12/31/06          1.20          6                   7            1.25%           6.7%
12/31/05          1.13        -                   -              1.25%         -12.8%
12/31/04          1.29        -                   -              1.25%          15.2%
12/31/03          1.12        -                   -              1.25%          12.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.31           -      $         -              1.00%           8.2%
12/31/06          1.21           -                -              1.00%           7.1%
12/31/05          1.13           -                -              1.00%          -0.8%
12/31/04          1.14           -                -              1.00%           5.4%
12/31/03          1.08           -                -              1.00%           8.5%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.32           -      $         -              0.75%           8.1%
12/31/06          1.22           -                -              0.75%           7.3%
12/31/05          1.14           -                -              0.75%          -0.1%
12/31/04          1.14           -                -              0.75%           5.7%
12/31/03          1.08           -                -              0.75%           8.6%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.34           -      $         -              0.50%           8.4%
12/31/06          1.23           -                -              0.50%           7.6%
12/31/05          1.15           -                -              0.50%           0.1%
12/31/04          1.15           -                -              0.50%           6.0%
12/31/03          1.08           -                -              0.50%           8.7%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.35           -      $         -              0.25%           8.7%
12/31/06          1.24           -                -              0.25%           7.8%
12/31/05          1.15           -                -              0.25%           0.4%
12/31/04          1.15           -                -              0.25%           6.2%
12/31/03          1.08           -                -              0.25%           8.7%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.37           -        $       -              0.00%           8.9%
12/31/06          1.25           -                -              0.00%           8.1%
12/31/05          1.16           -                -              0.00%           0.6%
12/31/04          1.15           -                -              0.00%           6.5%
12/31/03          1.08           -                -              0.00%           8.8%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
0.7%       0.0%         2.8%       6.4%         0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                              Small-Mid Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $      106,526    $      120,439             3,066
Receivables: investments sold                 45    ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      106,571
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $      106,571            71,225    $         1.50
Band 100                                    -                  -                1.51
Band 75                                     -                  -                1.52
Band 50                                     -                  -                1.54
Band 25                                     -                  -                1.55
Band 0                                      -                  -                1.57
                                  --------------    --------------
Total                             $      106,571            71,225
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $          -
   Mortality & expense charges                                                 1,023
                                                                      --------------
   Net investment income (loss)                                               (1,023)
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                      624
   Realized gain distributions                                                17,079
   Net change in unrealized appreciation (depreciation)                      (12,865)
                                                                      --------------
   Net gain (loss)                                                             4,838
                                                                      --------------
Increase (decrease) in net assets from operations                     $        3,815
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       (1,023)  $         (423)
   Net realized gain (loss)                                     624              612
   Realized gain distributions                               17,079            3,478
   Net change in unrealized appreciation
      (depreciation)                                        (12,865)          (1,831)
                                                     --------------   --------------
Increase (decrease) in net assets from operations             3,815            1,836
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                  55,838           43,201
   Cost of units redeemed                                    (2,250)          (3,633)
                                                     --------------   --------------
   Increase (decrease)                                       53,588           39,568
                                                     --------------   --------------
Net increase (decrease)                                      57,403           41,404
Net assets, beginning                                        49,168            7,764
                                                     --------------   --------------
Net assets, ending                                   $      106,571   $       49,168
                                                     ==============   ==============

Units sold                                                   36,454           32,934
Units redeemed                                               (1,404)          (2,820)
                                                     --------------   --------------
Net increase (decrease)                                      35,050           30,114
Units outstanding, beginning                                 36,175            6,061
                                                     --------------   --------------
Units outstanding, ending                                    71,225           36,175
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $       106,075
Cost of units redeemed                                                       (5,883)
Net investment income (loss)                                                 (1,501)
Net realized gain (loss)                                                      1,236
Realized gain distributions                                                  20,557
Net change in unrealized appreciation (depreciation)                        (13,913)
                                                                    ---------------
                                                                    $       106,571
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.50            71       $      107            1.25%          10.0%
12/31/06          1.36            36               49            1.25%           6.3%
12/31/05          1.28             6                8            1.25%           8.5%
12/31/04          1.18           -                -              1.25%          18.0%
05/17/03          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.51           -      $         -              1.00%          10.3%
12/31/06          1.37           -                -              1.00%           6.2%
12/31/05          1.29           -                -              1.00%           9.0%
12/31/04          1.18           -                -              1.00%          18.3%
05/17/04          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.52           -      $         -              0.75%          10.6%
12/31/06          1.38           -                -              0.75%           6.4%
12/31/05          1.29           -                -              0.75%           9.2%
12/31/04          1.19           -                -              0.75%          18.5%
05/17/04          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.54           -      $         -              0.50%          10.8%
12/31/06          1.39           -                -              0.50%           6.7%
12/31/05          1.30           -                -              0.50%           9.5%
12/31/04          1.19           -                -              0.50%          18.7%
05/17/04          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.55           -      $         -              0.25%          11.1%
12/31/06          1.40           -                -              0.25%           7.0%
12/31/05          1.31           -                -              0.25%           9.8%
12/31/04          1.19           -                -              0.25%          18.9%
05/17/04          1.00           -                -              0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.57           -      $         -              0.00%          11.4%
12/31/06          1.41           -                -              0.00%           7.2%
12/31/05          1.31           -                -              0.00%          10.0%
12/31/04          1.19           -                -              0.00%          19.1%
05/17/04          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
0.0%       0.0%         0.1%       0.0%         0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                            Small Cap Value (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $        3,507    $        4,053                88
Receivables: investments sold                 34    ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $        3,541
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $        3,541             3,554    $         1.00
Band 100                                     -                 -                1.00
Band 75                                      -                 -                1.00
Band 50                                      -                 -                1.01
Band 25                                      -                 -                1.01
Band 0                                       -                 -                1.01
                                  --------------    --------------
Total                             $        3,541             3,554
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $           29
   Mortality & expense charges                                                    29
                                                                      --------------
   Net investment income (loss)                                                  -
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       (1)
   Realized gain distributions                                                   134
   Net change in unrealized appreciation (depreciation)                         (546)
                                                                      --------------
   Net gain (loss)                                                              (413)
                                                                      --------------
Increase (decrease) in net assets from operations                     $         (413)
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended    from 10/23/06
                                                         12/31/2007    to 12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -              -
   Net realized gain (loss)                                      (1)           -
   Realized gain distributions                                  134            -
   Net change in unrealized appreciation
      (depreciation)                                           (546)           -
                                                     --------------   --------------
Increase (decrease) in net assets from operations              (413)           -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                   4,139            -
   Cost of units redeemed                                      (185)           -
                                                     --------------   --------------
   Increase (decrease)                                        3,954            -
                                                     --------------   --------------
Net increase (decrease)                                       3,541            -
Net assets, beginning                                           -              -
                                                     --------------   --------------
Net assets, ending                                   $        3,541            -
                                                     ==============   ==============

Units sold                                                    3,733            -
Units redeemed                                                 (179)           -
                                                     --------------   --------------
Net increase (decrease)                                       3,554            -
Units outstanding, beginning                                    -              -
                                                     --------------   --------------
Units outstanding, ending                                     3,554            -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $         4,139
Cost of units redeemed                                                         (185)
Net investment income (loss)                                                     -
Net realized gain (loss)                                                         (1)
Realized gain distributions                                                     134
Net change in unrealized appreciation (depreciation)                           (546)
                                                                    ---------------
                                                                    $         3,541
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.00             4       $        4            1.25%          -4.0%
12/31/06          1.04           -                 -             1.25%           3.8%
10/23/06          1.00           -                 -             1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.00           -      $           -            1.00%          -3.8%
12/31/06          1.04           -                  -            1.00%           3.8%
10/23/06          1.00           -                  -            1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.00           -      $         -              0.75%          -3.5%
12/31/06          1.04           -                -              0.75%           3.9%
10/23/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------
                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.01           -      $         -              0.50%          -3.3%
12/31/06          1.04           -                -              0.50%           3.9%
10/23/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.01           -      $         -              0.25%          -3.0%
12/31/06          1.04           -                -              0.25%           4.0%
10/23/06          1.00           -                -              0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.01           -      $         -              0.00%          -2.8%
12/31/06          1.04           -                -              0.00%           4.0%
10/23/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007      2006
1.6%      0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                            Small Cap Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $      184,269    $      201,704             4,595
Receivables: investments sold                669    ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      184,938
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $      125,136           125,943    $         0.99
Band 100                                     -                 -                1.00
Band 75                                      -                 -                1.00
Band 50                                      -                 -                1.00
Band 25                                      -                 -                1.01
Band 0                                    59,801            59,298              1.01
                                  --------------    --------------
Total                             $      184,938           185,241
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $        1,253
   Mortality & expense charges                                                   516
                                                                      --------------
   Net investment income (loss)                                                  737
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                      (16)
   Realized gain distributions                                                 6,918
   Net change in unrealized appreciation (depreciation)                      (17,435)
                                                                      --------------
   Net gain (loss)                                                           (10,533)
                                                                      --------------
Increase (decrease) in net assets from operations                     $       (9,796)
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended    from 10/23/06
                                                         12/31/2007    to 12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          737             -
   Net realized gain (loss)                                     (16)            -
   Realized gain distributions                                6,918             -
   Net change in unrealized appreciation
      (depreciation)                                        (17,435)            -
                                                     --------------   --------------
Increase (decrease) in net assets from operations            (9,796)            -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                 255,467             -
   Cost of units redeemed                                   (60,733)            -
                                                     --------------   --------------
   Increase (decrease)                                      194,734             -
                                                     --------------   --------------
Net increase (decrease)                                     184,938             -
Net assets, beginning                                          -                -
                                                     --------------   --------------
Net assets, ending                                   $      184,938             -
                                                     ==============   ==============

Units sold                                                  242,851             -
Units redeemed                                              (57,610)            -
                                                     --------------   --------------
Net increase (decrease)                                     185,241             -
Units outstanding, beginning                                   -                -
                                                     --------------   --------------
Units outstanding, ending                                   185,241             -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $       255,467
Cost of units redeemed                                                      (60,733)
Net investment income (loss)                                                    737
Net realized gain (loss)                                                        (16)
Realized gain distributions                                                   6,918
Net change in unrealized appreciation (depreciation)                        (17,435)
                                                                    ---------------
                                                                    $       184,938
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.99           126       $      125            1.25%          -4.2%
12/31/06          1.04             -               -             1.25%           3.7%
10/23/06          1.00             -               -             1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.00           -       $        -              1.00%          -4.0%
12/31/06          1.04           -                -              1.00%           3.8%
10/23/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.00           -       $          -            0.75%          -3.7%
12/31/06          1.04           -                  -            0.75%           3.8%
10/23/06          1.00           -                  -            0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.00           -       $        -              0.50%          -3.5%
12/31/06          1.04           -                -              0.50%           3.9%
10/23/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.01           -       $        -              0.25%          -3.2%
12/31/06          1.04           -                -              0.25%           3.9%
10/23/06          1.00           -                -              0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.01           59      $         60            0.00%          -3.0%
12/31/06          1.04           -                -              0.00%           4.0%
10/23/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007      2006
1.4%      0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                                     Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    2,839,652    $    3,032,739           119,124
Receivables: investments sold              1,668    ==============    ==============
Payables: investments redeemed                (2)
                                  --------------
Net assets                        $    2,841,318
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    2,732,266         1,648,502    $         1.66
Band 100                                     -                 -                1.68
Band 75                                      -                 -                1.69
Band 50                                      -                 -                1.71
Band 25                                      -                 -                1.73
Band 0                                   109,052            62,360              1.75
                                  --------------    --------------
Total                             $    2,841,318         1,710,862
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      128,958
   Mortality & expense charges                                               131,547
                                                                      --------------
   Net investment income (loss)                                               (2,589)
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  155,513
   Realized gain distributions                                               762,100
   Net change in unrealized appreciation (depreciation)                     (832,597)
                                                                      --------------
   Net gain (loss)                                                            85,016
                                                                      --------------
Increase (decrease) in net assets from operations                     $       82,427
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       (2,589)  $       65,981
   Net realized gain (loss)                                 155,513           44,916
   Realized gain distributions                              762,100          591,825
   Net change in unrealized appreciation
      (depreciation)                                       (832,597)         649,566
                                                     --------------   --------------
Increase (decrease) in net assets from operations            82,427        1,352,288
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                               2,855,629        7,034,634
   Cost of units redeemed                               (10,173,074)      (1,802,678)
                                                     --------------   --------------
   Increase (decrease)                                   (7,317,445)       5,231,956
                                                     --------------   --------------
Net increase (decrease)                                  (7,235,018)       6,584,244
Net assets, beginning                                    10,076,336        3,492,092
                                                     --------------   --------------
Net assets, ending                                   $    2,841,318   $   10,076,336
                                                     ==============   ==============

Units sold                                                1,775,704        4,869,584
Units redeemed                                           (6,183,106)      (1,297,185)
                                                     --------------   --------------
Net increase (decrease)                                  (4,407,402)       3,572,399
Units outstanding, beginning                              6,118,264        2,545,865
                                                     --------------   --------------
Units outstanding, ending                                 1,710,862        6,118,264
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    13,428,824
Cost of units redeemed                                                  (12,222,604)
Net investment income (loss)                                                 91,147
Net realized gain (loss)                                                    202,556
Realized gain distributions                                               1,534,482
Net change in unrealized appreciation (depreciation)                       (193,087)
                                                                    ---------------
                                                                    $     2,841,318
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.66         1,649     $      2,732          1.25%             0.7%
12/31/06          1.65         6,063            9,982          1.25%            20.2%
12/31/05          1.37           177              242          1.25%            11.4%
12/31/04          1.23            93              114          1.25%            10.8%
12/31/03          1.11          -                -             1.25%            11.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.68            -     $         -              1.00%           0.9%
12/31/06          1.66            -               -              1.00%          20.3%
12/31/05          1.38            -               -              1.00%           6.7%
12/31/04          1.29            -               -              1.00%          15.7%
12/31/03          1.12            -               -              1.00%          11.2%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.69           -      $         -              0.75%           1.2%
12/31/06          1.67           -                -              0.75%          20.6%
12/31/05          1.39           -                -              0.75%           6.9%
12/31/04          1.30           -                -              0.75%          16.0%
12/31/03          1.12           -                -              0.75%          11.3%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.71           -      $         -              0.50%           1.4%
12/31/06          1.69           -                -              0.50%          20.9%
12/31/05          1.40           -                -              0.50%           7.2%
12/31/04          1.30           -                -              0.50%          16.3%
12/31/03          1.12           -                -              0.50%          11.3%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.73           -      $         -              0.25%           1.7%
12/31/06          1.70           -                -              0.25%          21.2%
12/31/05          1.40           -                -              0.25%           7.5%
12/31/04          1.31           -                -              0.25%          16.5%
12/31/03          1.12           -                -              0.25%          11.4%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.75           62   $           109          0.00%             1.9%
12/31/06          1.72           55                94          0.00%            21.5%
12/31/05          1.41         -                  -            0.00%             7.7%
12/31/04          1.31         -                  -            0.00%            16.8%
12/31/03          1.12         -                  -            0.00%            11.5%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004         2003
2.0%       2.3%         0.0%       0.0%         0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                                Foreign (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $      212,019    $      200,176            16,146
Receivables: investments sold               -       ==============    ==============
Payables: investments redeemed            (9,867)
                                  --------------
Net assets                        $      202,152
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $      202,152           188,247    $         1.07
Band 100                                     -                 -                1.08
Band 75                                      -                 -                1.08
Band 50                                      -                 -                1.08
Band 25                                      -                 -                1.08
Band 0                                       -                 -                1.08
                                  --------------    --------------
Total                             $      202,152           188,247
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                    For the period ended December 31, 2007

Investment income:
   Dividend income                                                    $          -
   Mortality & expense charges                                                   117
                                                                      --------------
   Net investment income (loss)                                                 (117)
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                      -
   Realized gain distributions                                                   -
   Net change in unrealized appreciation (depreciation)                       11,843
                                                                      --------------
   Net gain (loss)                                                            11,843
                                                                      --------------
Increase (decrease) in net assets from operations                     $       11,726
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     For the period
                                                       from 5/24/07
                                                      to 12/31/2007
                                                     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $         (117)
   Net realized gain (loss)                                     -
   Realized gain distributions                                  -
   Net change in unrealized appreciation
      (depreciation)                                         11,843
                                                     --------------
Increase (decrease) in net assets from operations            11,726
                                                     --------------
Contract owner transactions:
   Proceeds from units sold                                 191,093
   Cost of units redeemed                                      (667)
                                                     --------------
   Increase (decrease)                                      190,426
                                                     --------------
Net increase (decrease)                                     202,152
Net assets, beginning                                           -
                                                     --------------
Net assets, ending                                   $      202,152
                                                     ==============

Units sold                                                  188,868
Units redeemed                                                 (621)
                                                     --------------
Net increase (decrease)                                     188,247
Units outstanding, beginning                                    -
                                                     --------------
Units outstanding, ending                                   188,247
                                                     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $       191,093
Cost of units redeemed                                                         (667)
Net investment income (loss)                                                   (117)
Net realized gain (loss)                                                        -
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                         11,843
                                                                    ---------------
                                                                    $       202,152
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.07           188     $        202          1.25%             7.4%
05/24/07          1.00           -                -            1.25%             0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.08            -     $         -              1.00%           7.5%
05/24/07          1.00            -               -              1.25%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.08            -     $         -              0.75%           7.7%
05/24/07          1.00            -               -              1.25%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.08            -     $         -              0.50%           7.9%
05/24/07          1.00            -               -              1.25%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.08            -     $         -              0.25%           8.0%
05/24/07          1.00            -               -              1.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.08            -     $         -              0.00%           8.2%
05/24/07          1.00            -               -              1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                               Franklin Templeton
                                Growth (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    8,046,250    $    8,066,607           335,189
Receivables: investments sold             21,718    ==============    ==============
Payables: investments redeemed                (1)
                                  --------------
Net assets                        $    8,067,967
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    8,067,967         8,454,516    $         0.95
Band 100                                     -                 -                0.96
Band 75                                      -                 -                0.96
Band 50                                      -                 -                0.96
Band 25                                      -                 -                0.96
Band 0                                       -                 -                0.96
                                  --------------    --------------
Total                             $    8,067,967         8,454,516
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                    For the period ended December 31, 2007

Investment income:
   Dividend income                                                    $        2,172
   Mortality & expense charges                                                 5,073
                                                                      --------------
   Net investment income (loss)                                               (2,901)
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  (10,638)
   Realized gain distributions                                                10,693
   Net change in unrealized appreciation (depreciation)                      (20,357)
                                                                      --------------
   Net gain (loss)                                                           (20,302)
                                                                      --------------
Increase (decrease) in net assets from operations                     $      (23,203)
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     For the period
                                                       from 5/24/07
                                                      to 12/31/2007
                                                     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       (2,901)
   Net realized gain (loss)                                 (10,638)
   Realized gain distributions                               10,693
   Net change in unrealized appreciation
      (depreciation)                                        (20,357)
                                                     --------------
Increase (decrease) in net assets from operations           (23,203)
                                                     --------------
Contract owner transactions:
   Proceeds from units sold                               8,184,135
   Cost of units redeemed                                   (92,965)
                                                     --------------
   Increase (decrease)                                    8,091,170
                                                     --------------
Net increase (decrease)                                   8,067,967
Net assets, beginning                                           -
                                                     --------------
Net assets, ending                                   $    8,067,967
                                                     ==============

Units sold                                                8,553,549
Units redeemed                                              (99,033)
                                                     --------------
Net increase (decrease)                                   8,454,516
Units outstanding, beginning                                    -
                                                     --------------
Units outstanding, ending                                 8,454,516
                                                     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     8,184,135
Cost of units redeemed                                                      (92,965)
Net investment income (loss)                                                 (2,901)
Net realized gain (loss)                                                    (10,638)
Realized gain distributions                                                  10,693
Net change in unrealized appreciation (depreciation)                        (20,357)
                                                                    ---------------
                                                                    $     8,067,967
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.95         8,455     $      8,068          1.25%            -4.6%
05/24/07          1.00           -                -            1.25%             0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.96            -     $         -              1.00%          -4.4%
05/24/07          1.00            -               -              1.25%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.96            -     $         -              0.75%          -4.3%
05/24/07          1.00            -               -              1.25%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.96            -     $         -              0.50%          -4.1%
05/24/07          1.00            -               -              1.25%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.96            -     $         -              0.25%          -4.0%
05/24/07          1.00            -               -              1.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.96            -     $         -              0.00%          -3.8%
05/24/07          1.00            -               -              1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.1%

                            Aul  American Unit Trust
                                  Frank Russell
                         Lifepoint Aggressive(Class R3)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $    2,721,943    $    2,833,964           224,203
Receivables: investments sold              28,504    ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $    2,750,447
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $    2,003,295         1,352,927    $         1.48
Band 100                                   33,279            22,273              1.49
Band 75                                       -                 -                1.51
Band 50                                   398,066           261,629              1.52
Band 25                                       -                 -                1.54
Band 0                                    315,806           203,836              1.55
                                  --------------     --------------
Total                             $    2,750,447          1,840,665
                                  ==============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      102,251
   Mortality & expense charges                                                36,906
                                                                      --------------
   Net investment income (loss)                                               65,345
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  239,041
   Realized gain distributions                                                97,232
   Net change in unrealized appreciation (depreciation)                    (244,666)
                                                                      --------------
   Net gain (loss)                                                            91,607
                                                                      --------------
Increase (decrease) in net assets from operations                     $      156,952
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       65,345   $       43,826
   Net realized gain (loss)                                 239,041           22,228
   Realized gain distributions                               97,232           56,419
   Net change in unrealized appreciation
      (depreciation)                                       (244,666)         107,218
                                                     --------------   --------------
Increase (decrease) in net assets from operations           156,952          229,691
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                               2,362,126        2,024,365
   Cost of units redeemed                                (2,358,339)        (320,887)
                                                     --------------   --------------
   Increase (decrease)                                        3,787        1,703,478
                                                     --------------   --------------
Net increase (decrease)                                     160,739        1,933,169
Net assets, beginning                                     2,589,708          656,539
                                                     --------------   --------------
Net assets, ending                                   $    2,750,447   $    2,589,708
                                                     ==============   ==============

Units sold                                                1,613,555        1,578,850
Units redeemed                                           (1,612,877)        (271,057)
                                                     --------------   --------------
Net increase (decrease)                                         678        1,307,793
Units outstanding, beginning                              1,839,987          532,194
                                                     --------------   --------------
Units outstanding, ending                                 1,840,665        1,839,987
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      5,038,969
Cost of units redeemed                                                    (2,707,146)
Net investment income (loss)                                                 111,236
Net realized gain (loss)                                                     262,503
Realized gain distributions                                                  156,906
Net change in unrealized appreciation (depreciation)                        (112,021)
                                                                    ----------------
                                                                           2,750,447
                                                                    ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.48         1,353     $      2,003            1.25%           5.4%
12/31/06          1.40         1,606            2,255            1.25%          14.2%
12/31/05          1.23           534              657            1.25%           6.0%
12/31/04          1.16            12               14            1.25%          16.0%
05/17/04          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.49            22     $         33            1.00%           5.7%
12/31/06          1.41            18               25            1.00%          14.1%
12/31/05          1.24           -                -              1.00%           8.0%
12/31/04          1.15           -                -              1.00%          14.7%
05/17/04          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.51           -      $         -              0.75%           6.0%
12/31/06          1.42           -                -              0.75%          14.4%
12/31/05          1.24           -                -              0.75%           8.3%
12/31/04          1.15           -                -              0.75%          14.8%
05/17/04          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.52           262    $         398            0.50%            6.2%
12/31/06          1.43           216              310            0.50%           14.7%
12/31/05          1.25           -                -              0.50%            8.6%
12/31/04          1.15           -                -              0.50%           15.0%
05/17/04          1.00           -                -              0.50%            0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.54           -      $         -              0.25%            6.5%
12/31/06          1.44           -                -              0.25%           15.0%
12/31/05          1.25           -                -              0.25%            8.8%
12/31/04          1.15           -                -              0.25%           15.2%
05/17/04          1.00           -                -              0.25%            0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.55           204     $        316            0.00%            6.8%
12/31/06          1.45             -                -            0.00%           15.3%
12/31/05          1.26             -                -            0.00%            9.1%
12/31/04          1.15             -                -            0.00%           15.4%
05/17/04          1.00             -                -            0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004
3.8%       3.8%         1.9%       10.3%

                            AUL  American Unit Trust
                                  Frank Russell
                         Lifepoint Aggressive(Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    7,788,310    $    8,284,998           654,019
Receivables: investments sold             21,843    ==============     =============
Payables: investments redeemed                (1)
                                  --------------
Net assets                        $    7,810,152
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    4,857,007         3,499,620    $         1.39
Band 100                                 282,821           201,943              1.40
Band 75                                      -                 -                1.41
Band 50                                  484,966           340,060              1.43
Band 25                                      -                 -                1.44
Band 0                                 2,185,358         1,504,888              1.45
                                  --------------    --------------
Total                             $    7,810,152         5,546,511
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      300,086
   Mortality & expense charges                                                81,397
                                                                      --------------
   Net investment income (loss)                                              218,689
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  443,833
   Realized gain distributions                                               245,879
   Net change in unrealized appreciation (depreciation)                     (674,843)
                                                                      --------------
   Net gain (loss)                                                           (14,869)
                                                                      --------------
Increase (decrease) in net assets from operations                     $      233,558
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      218,689   $       91,631
   Net realized gain (loss)                                 443,833           28,500
   Realized gain distributions                              245,879           92,189
   Net change in unrealized appreciation
      (depreciation)                                       (674,843)         153,798
                                                     --------------   --------------
Increase (decrease) in net assets from operations           233,558          366,118
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                              12,193,881        3,846,169
   Cost of units redeemed                                (9,454,442)        (570,827)
                                                     --------------   --------------
   Increase (decrease)                                    2,739,439        3,275,342
                                                     --------------   --------------
Net increase (decrease)                                   2,972,997        3,641,460
Net assets, beginning                                     4,837,155        1,195,695
                                                     --------------   --------------
Net assets, ending                                   $    7,810,152   $    4,837,155
                                                     ==============   ==============

Units sold                                                9,792,833        3,142,567
Units redeemed                                           (7,901,286)        (494,969)
                                                     --------------   --------------
Net increase (decrease)                                   1,891,547        2,647,598
Units outstanding, beginning                              3,654,964        1,007,366
                                                     --------------   --------------
Units outstanding, ending                                 5,546,511        3,654,964
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    17,311,877
Cost of units redeemed                                                  (10,139,644)
Net investment income (loss)                                                316,969
Net realized gain (loss)                                                    472,941
Realized gain distributions                                                 344,697
Net change in unrealized appreciation (depreciation)                       (496,688)
                                                                    ---------------
                                                                    $     7,810,152
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.39         3,500    $       4,857            1.25%           5.1%
12/31/06          1.32         3,245            4,286            1.25%          11.0%
12/31/05          1.19         1,005            1,196            1.25%           5.3%
12/31/04          1.13            55               62            1.25%          13.0%
05/17/04          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.40           202    $        283             1.00%           5.4%
12/31/06          1.33            27              36             1.00%          11.5%
12/31/05          1.19           -               -               1.00%           6.9%
12/31/04          1.12           -               -               1.00%          11.5%
05/17/04          1.00           -               -               1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.41           -       $        -              0.75%            5.6%
12/31/06          1.34           -                -              0.75%           11.8%
12/31/05          1.20           -                -              0.75%            7.2%
12/31/04          1.12           -                -              0.75%           11.7%
05/17/04          1.00           -                -              0.75%            0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.43           340     $        485            0.50%            5.9%
12/31/06          1.35           383              515            0.50%           12.1%
12/31/05          1.20           -                -              0.50%            7.4%
12/31/04          1.12           -                -              0.50%           11.8%
05/17/04          1.00           -                -              0.50%            0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.44           -       $        -              0.25%            6.1%
12/31/06          1.36           -                -              0.25%           12.4%
12/31/05          1.21           -                -              0.25%            7.7%
12/31/04          1.12           -                -              0.25%           12.0%
05/17/04          1.00           -                -              0.25%            0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.45         1,505     $      2,185            0.00%            6.4%
12/31/06          1.36           -                -              0.00%           12.7%
12/31/05          1.21           -                -              0.00%            8.0%
12/31/04          1.12           -                -              0.00%           12.2%
05/17/04          1.00           -                -              0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004
4.7%       4.2%         2.7%       14.4%

                             AUL American Unit Trust
                                  Frank Russell
                     Lifepoint Equity Aggressive (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    1,580,855    $    1,662,195           131,466
Receivables: investments sold             10,956    ==============    ==============
Payables: investments redeemed                (1)
                                  --------------
Net assets                        $    1,591,810
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    1,055,657           665,626    $         1.59
Band 100                                   6,933             4,332              1.60
Band 75                                      -                 -                1.61
Band 50                                   50,299            30,865              1.63
Band 25                                      -                 -                1.64
Band 0                                   478,922           288,610              1.66
                                  --------------    --------------
Total                             $    1,591,810           989,433
                                  ==============   ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $       55,455
   Mortality & expense charges                                                15,836
                                                                      --------------
   Net investment income (loss)                                               39,619
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   72,584
   Realized gain distributions                                                62,946
   Net change in unrealized appreciation (depreciation)                     (111,760)
                                                                      --------------
   Net gain (loss)                                                            23,770
                                                                      --------------
Increase (decrease) in net assets from operations                     $       63,389
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       39,619   $       13,959
   Net realized gain (loss)                                  72,584           26,778
   Realized gain distributions                               62,946           21,891
   Net change in unrealized appreciation
      (depreciation)                                       (111,760)          23,409
                                                     --------------   --------------
Increase (decrease) in net assets from operations            63,389           86,037
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                               1,437,170          857,208
   Cost of units redeemed                                  (806,803)        (208,513)
                                                     --------------   --------------
   Increase (decrease)                                      630,367          648,695
                                                     --------------   --------------
Net increase (decrease)                                     693,756          734,732
Net assets, beginning                                       898,054          163,322
                                                     --------------   --------------
Net assets, ending                                   $    1,591,810   $      898,054
                                                     ==============   ==============

Units sold                                                  901,607          717,816
Units redeemed                                             (510,687)        (146,545)
                                                     --------------   --------------
Net increase (decrease)                                     390,920          571,271
Units outstanding, beginning                                598,513           27,242
                                                     --------------   --------------
Units outstanding, ending                                   989,433          598,513
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     2,457,456
Cost of units redeemed                                                   (1,023,560)
Net investment income (loss)                                                 53,696
Net realized gain (loss)                                                     99,656
Realized gain distributions                                                  85,902
Net change in unrealized appreciation (depreciation)                        (81,340)
                                                                    ---------------
                                                                    $     1,591,810
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
------------------------------------------------------------------------------------

                              Units                      Expense as a
                        Outstanding       Net Assets     % of Average
           Unit Value        (000s)           (000s)       Net Assets   Total Return
           -------------------------------------------------------------------------
12/31/07   $     1.59           666    $       1,056            1.25%           5.8%
12/31/06         1.50           575              862            1.25%          17.1%
12/31/05         1.28           127              163            1.25%           8.5%
12/31/04         1.18             2                2            1.25%          18.0%
05/17/04         1.00           -                -              1.25%           0.0%

                                       BAND 100
------------------------------------------------------------------------------------

                               Units                     Expense as a
                         Outstanding      Net Assets     % of Average
           Unit Value         (000s)          (000s)       Net Assets   Total Return
           -------------------------------------------------------------------------
12/31/07   $     1.60             4    $           7            1.00%           6.0%
12/31/06         1.51             1                2            1.00%          17.1%
12/31/05         1.29           -                -              1.00%           9.5%
12/31/04         1.18           -                -              1.00%          17.7%
05/17/04         1.00           -                -              1.00%           0.0%

                                       BAND 75
------------------------------------------------------------------------------------

                              Units                      Expense as a
                        Outstanding       Net Assets     % of Average
           Unit Value        (000s)           (000s)       Net Assets   Total Return
           -------------------------------------------------------------------------
12/31/07   $     1.61           -      $         -              0.75%           6.3%
12/31/06         1.52           -                -              0.75%          17.4%
12/31/05         1.29           -                -              0.75%           9.8%
12/31/04         1.18           -                -              0.75%          17.9%
05/17/04         1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                              Units                      Expense as a
                        Outstanding       Net Assets     % of Average
           Unit Value        (000s)           (000s)       Net Assets   Total Return
           -------------------------------------------------------------------------
12/31/07   $     1.63            31    $           50           0.50%           6.6%
12/31/06         1.53            22                34           0.50%          17.7%
12/31/05         1.30           -                 -             0.50%          10.0%
12/31/04         1.18           -                 -             0.50%          18.1%
05/17/04         1.00           -                 -             0.50%           0.0%

                                       BAND 25
------------------------------------------------------------------------------------

                              Units                      Expense as a
                        Outstanding       Net Assets     % of Average
           Unit Value        (000s)           (000s)       Net Assets   Total Return
           -------------------------------------------------------------------------
12/31/07   $     1.64           -      $         -              0.25%           6.8%
12/31/06         1.54           -                -              0.25%          18.0%
12/31/05         1.30           -                -              0.25%          10.3%
12/31/04         1.18           -                -              0.25%          18.3%
05/17/04         1.00           -                -              0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                              Units                      Expense as a
                        Outstanding       Net Assets     % of Average
           Unit Value        (000s)           (000s)       Net Assets   Total Return
           -------------------------------------------------------------------------
12/31/07   $     1.66           289    $         479            0.00%           7.1%
12/31/06         1.55           -                -              0.00%          18.3%
12/31/05         1.31           -                -              0.00%          10.6%
12/31/04         1.18           -                -              0.00%          18.4%
05/17/04         1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004
4.5%       3.9%         1.4%       6.9%

                             AUL American Unit Trust
                                Franklin Russell
                          Lifepoint Moderate (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    2,180,761    $    2,207,122           190,904
Receivables: investments sold                -      ==============    ==============
Payables: investments redeemed           (12,065)
                                  --------------
Net assets                        $    2,168,696
                                  ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $    1,643,989         1,304,338    $         1.26
Band 100                                      -                 -                1.27
Band 75                                       -                 -                1.28
Band 50                                   345,013           266,396              1.30
Band 25                                       -                 -                1.31
Band 0                                    179,694           136,255              1.32
                                   --------------    --------------
Total                              $    2,168,696         1,706,989
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $       88,011
   Mortality & expense charges                                                21,734
                                                                      --------------
   Net investment income (loss)                                               66,277
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   35,433
   Realized gain distributions                                                52,104
   Net change in unrealized appreciation (depreciation)                      (58,606)
                                                                      --------------
   Net gain (loss)                                                            28,931
                                                                      --------------
Increase (decrease) in net assets from operations                     $       95,208
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                    ---------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        66,277   $       28,635
   Net realized gain (loss)                                  35,433            7,926
   Realized gain distributions                               52,104           22,639
   Net change in unrealized appreciation
      (depreciation)                                        (58,606)          30,202
                                                    ---------------   --------------
Increase (decrease) in net assets from operations            95,208           89,402
                                                    ---------------   --------------
Contract owner transactions:
   Proceeds from units sold                               1,497,664        1,429,205
   Cost of units redeemed                                  (944,227)        (398,631)
                                                    ---------------   --------------
   Increase (decrease)                                      553,437        1,030,574
                                                    ---------------   --------------
Net increase (decrease)                                     648,645        1,119,976
Net assets, beginning                                     1,520,051          400,075
                                                    ---------------   --------------
Net assets, ending                                  $     2,168,696   $    1,520,051
                                                    ===============   ==============

Units sold                                                1,207,071        1,252,045
Units redeemed                                             (761,651)        (349,588)
                                                    ---------------   --------------
Net increase (decrease)                                     445,420          902,457
Units outstanding, beginning                              1,261,569          359,112
                                                    ---------------   --------------
Units outstanding, ending                                 1,706,989        1,261,569
                                                    ================  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      3,331,374
Cost of units redeemed                                                    (1,354,389)
Net investment income (loss)                                                 (97,302)
Net realized gain (loss)                                                      43,484
Realized gain distributions                                                   77,286
Net change in unrealized appreciation (depreciation)                          62,361
                                                                    ----------------
                                                                    $      2,168,696
                                                                    ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                              Units                      Expense as a
                        Outstanding       Net Assets     % of Average
           Unit Value        (000s)           (000s)       Net Assets   Total Return
           -------------------------------------------------------------------------
12/31/07   $     1.26        1,304     $       1,644            1.25%           5.5%
12/31/06         1.20        1,125             1,345            1.25%           8.1%
12/31/05         1.11          362               400            1.25%           2.3%
12/31/04         1.08           23                25            1.25%           8.0%
05/17/04         1.00          -                 -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07   $     1.27            -      $         -              1.00%           4.7%
12/31/06         1.21             15               18            1.00%           8.5%
12/31/05         1.12            -                -              1.00%           4.3%
12/31/04         1.07            -                -              1.00%           7.3%
05/17/04         1.00            -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.28           -      $       -                0.75%           5.6%
12/31/06          1.22           129            157              0.75%           8.6%
12/31/05          1.12           -              -                0.75%           4.1%
12/31/04          1.07           -              -                0.75%           7.5%
05/17/04          1.00           -              -                0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.30           266    $         345            0.50%           5.6%
12/31/06          1.23           -                -              0.50%           8.7%
12/31/05          1.13           -                -              0.50%           4.7%
12/31/04          1.08           -                -              0.50%           7.7%
05/17/04          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.31           -      $         -              0.25%           5.9%
12/31/06          1.23           -                -              0.25%           9.0%
12/31/05          1.13           -                -              0.25%           5.0%
12/31/04          1.08           -                -              0.25%           7.8%
05/17/04          1.00           -                -              0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.32           136     $        180            0.00%           6.1%
12/31/06          1.24           -                -              0.00%           9.3%
12/31/05          1.14           -                -              0.00%           5.3%
12/31/04          1.08           -                -              0.00%           8.0%
05/17/04          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004
4.8%       4.2%         2.7%       10.3%

                             AUL American Unit Trust
                                  Frank Russell
                        Lifepoint Conservative (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $    1,111,561    $    1,125,361           103,035
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed             (3,751)
                                   --------------
Net assets                         $    1,107,810
                                   ==============

                                                              Units      Accumulation
                                      Net Assets        Outstanding        Unit Value
                                   -------------     --------------    --------------
Band 125                           $     749,076            651,059    $         1.15
Band 100                                     -                  -                1.16
Band 75                                      -                  -                1.17
Band 50                                  194,287            164,336              1.18
Band 25                                      -                  -                1.19
Band 0                                   164,447            136,600              1.20
                                   -------------     --------------
Total                              $   1,107,810            951,995
                                   =============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $       42,820
   Mortality & expense charges                                                10,030
                                                                      --------------
   Net investment income (loss)                                               32,790
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    5,303
   Realized gain distributions                                                12,441
   Net change in unrealized appreciation (depreciation)                      (10,535)
                                                                      --------------
   Net gain (loss)                                                             7,209
                                                                      --------------
Increase (decrease) in net assets from operations                     $       39,999
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       32,790   $       13,083
   Net realized gain (loss)                                   5,303              527
   Realized gain distributions                               12,441           14,203
   Net change in unrealized appreciation
      (depreciation)                                        (10,535)          (2,665)
                                                     --------------   --------------
Increase (decrease) in net assets from operations            39,999           25,148
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                               1,105,737          708,832
   Cost of units redeemed                                  (776,499)        (173,293)
                                                     --------------   --------------
   Increase (decrease)                                      329,238          535,539
                                                     --------------   --------------
Net increase (decrease)                                     369,237          560,687
Net assets, beginning                                       738,573          177,886
                                                     --------------   --------------
Net assets, ending                                   $    1,107,810   $      738,573
                                                     ==============   ==============

Units sold                                                  974,316          658,186
Units redeemed                                             (685,748)        (163,023)
                                                     --------------   --------------
Net increase (decrease)                                     288,568          495,163
Units outstanding, beginning                                663,427          168,264
                                                     --------------   --------------
Units outstanding, ending                                   951,995          663,427
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      1,993,301
Cost of units redeemed                                                      (952,368)
Net investment income (loss)                                                  47,145
Net realized gain (loss)                                                       5,815
Realized gain distributions                                                   27,717
Net change in unrealized appreciation (depreciation)                         (13,800)
                                                                    ----------------
                                                                    $      1,107,810
                                                                    ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.15           651       $      749            1.25%           3.8%
12/31/06          1.11           517              573            1.25%           4.6%
12/31/05          1.06           168              178            1.25%           1.9%
12/31/04          1.04           -                -              1.25%           4.0%
05/17/04          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.16            -        $      -              1.00%           4.1%
12/31/06          1.12            -               -              1.00%           5.1%
12/31/05          1.06            -               -              1.00%           2.3%
12/31/04          1.04            -               -              1.00%           3.7%
05/17/04          1.00            -               -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.17           -         $      -              0.75%           4.3%
12/31/06          1.12           -                -              0.75%           5.4%
12/31/05          1.07           -                -              0.75%           2.6%
12/31/04          1.04           -                -              0.75%           3.9%
05/17/04          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.18           164       $      194            0.50%           4.6%
12/31/06          1.13           147              166            0.50%           5.6%
12/31/05          1.07           -                -              0.50%           2.8%
12/31/04          1.04           -                -              0.50%           4.1%
05/17/04          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.19           -         $      -              0.25%           4.8%
12/31/06          1.14           -                -              0.25%           5.9%
12/31/05          1.07           -                -              0.25%           3.1%
12/31/04          1.04           -                -              0.25%           4.2%
05/17/04          1.00           -                -              0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.20           137       $      164            0.00%           5.1%
12/31/06          1.15           -                -              0.00%           6.2%
12/31/05          1.08           -                -              0.00%           3.4%
12/31/04          1.04           -                -              0.00%           4.4%
05/17/04          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004
4.6%       3.8%         2.5%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                               2010 Strategy Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $      222,695    $      227,331            20,342
Receivables: investments sold                 173    ==============    ==============
Payables: investments redeemed                 (2)
                                   --------------
Net assets                         $      222,866
                                   ==============

                                                              Units      Accumulation
                                      Net Assets        Outstanding        Unit Value
                                   -------------     --------------    --------------
Band 125                           $     222,866            189,407      $       1.18
Band 100                                     -                  -                1.19
Band 75                                      -                  -                1.19
Band 50                                      -                  -                1.20
Band 25                                      -                  -                1.21
Band 0                                       -                  -                1.22
                                   -------------     --------------
Total                              $     222,866            189,407
                                   =============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $       30,867
   Mortality & expense charges                                                17,662
                                                                      --------------
   Net investment income (loss)                                               13,205
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   76,416
   Realized gain distributions                                                 1,625
   Net change in unrealized appreciation (depreciation)                      (32,904)
                                                                      --------------
   Net gain (loss)                                                            45,137
                                                                      --------------
Increase (decrease) in net assets from operations                     $       58,342
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       13,205     $     21,646
   Net realized gain (loss)                                  76,416            2,196
   Realized gain distributions                                1,625           13,951
   Net change in unrealized appreciation
      (depreciation)                                        (32,904)          27,549
                                                     --------------   --------------
Increase (decrease) in net assets from operations            58,342           65,342
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                 649,795        1,235,569
   Cost of units redeemed                                (1,722,363)        (169,811)
                                                     --------------   --------------
   Increase (decrease)                                   (1,072,568)       1,065,758
                                                     --------------   --------------
Net increase (decrease)                                  (1,014,226)       1,131,100
Net assets, beginning                                     1,237,092          105,992
                                                     --------------   --------------
Net assets, ending                                   $      222,866 $      1,237,092
                                                     ==============   ==============

Units sold                                                  567,982        1,158,278
Units redeemed                                           (1,480,976)        (158,064)
                                                     --------------   --------------
Net increase (decrease)                                    (912,994)       1,000,214
Units outstanding, beginning                              1,102,401          102,187
                                                     --------------   --------------
Units outstanding, ending                                   189,407        1,102,401
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      2,011,321
Cost of units redeemed                                                    (1,913,479)
Net investment income (loss)                                                  35,472
Net realized gain (loss)                                                      78,612
Realized gain distributions                                                   15,576
Net change in unrealized appreciation (depreciation)                          (4,636)
                                                                    ----------------
                                                                    $        222,866
                                                                    ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets    Total Return
            --------------------------------------------------------------------------
12/31/07    $     1.18           189       $      223            1.25%            4.9%
12/31/06          1.12         1,102            1,237            1.25%            7.9%
12/31/05          1.04           102              106            1.25%            4.0%
03/01/05          1.00           -                -              1.25%            0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets    Total Return
            --------------------------------------------------------------------------
12/31/07    $     1.19            -        $      -              1.00%            5.1%
12/31/06          1.13            -               -              1.00%            8.5%
12/31/05          1.04            -               -              1.00%            3.9%
03/01/05          1.00            -               -              1.00%            0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.19           -         $      -              0.75%           5.4%
12/31/06          1.13           -                -              0.75%           8.7%
12/31/05          1.04           -                -              0.75%           4.2%
03/01/05          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.20           -         $      -              0.50%           5.6%
12/31/06          1.14           -                -              0.50%           9.0%
12/31/05          1.04           -                -              0.50%           4.4%
03/01/05          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.21           -         $      -              0.25%           5.9%
12/31/06          1.14           -                -              0.25%           9.3%
12/31/05          1.05           -                -              0.25%           4.6%
03/01/05          1.00           -                -              0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.22           -         $      -              0.00%           6.2%
12/31/06          1.15           -                -              0.00%           9.5%
12/31/05          1.05           -                -              0.00%           4.8%
03/01/05          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005
4.2%       4.7%         1.6%

                             AUL American Unit Trust
                                  Frank Russell
                               2020 Strategy Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $    1,354,896    $    1,381,060           117,724
Receivables: investments sold               1,392    ==============    ==============
Payables: investments redeemed                 (1)
                                   --------------
Net assets                         $    1,356,287
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $    1,356,287         1,109,412    $         1.22
Band 100                                      -                 -                1.23
Band 75                                       -                 -                1.24
Band 50                                       -                 -                1.25
Band 25                                       -                 -                1.26
Band 0                                        -                 -                1.27
                                   --------------    --------------
Total                              $    1,356,287         1,109,412
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $       86,647
   Mortality & expense charges                                                54,724
                                                                      --------------
   Net investment income (loss)                                               31,923
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  362,027
   Realized gain distributions                                                15,694
   Net change in unrealized appreciation (depreciation)                     (208,136)
                                                                      --------------
   Net gain (loss)                                                           169,585
                                                                      --------------
Increase (decrease) in net assets from operations                     $      201,508
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       31,923   $       49,776
   Net realized gain (loss)                                 362,027            6,400
   Realized gain distributions                               15,694           10,831
   Net change in unrealized appreciation
      (depreciation)                                       (208,136)         179,999
                                                     --------------   --------------
Increase (decrease) in net assets from operations           201,508          247,006
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                               2,663,655        3,661,393
   Cost of units redeemed                                (5,146,140)        (357,885)
                                                     --------------   --------------
   Increase (decrease)                                   (2,482,485)       3,303,508
                                                     --------------   --------------
Net increase (decrease)                                  (2,280,977)       3,550,514
Net assets, beginning                                     3,637,264           86,750
                                                     --------------   --------------
Net assets, ending                                   $    1,356,287   $    3,637,264
                                                     ==============   ==============

Units sold                                                2,225,562        3,395,714
Units redeemed                                           (4,246,609)        (348,243)
                                                     --------------   --------------
Net increase (decrease)                                  (2,021,047)       3,047,471
Units outstanding, beginning                              3,130,459           82,988
                                                     --------------   --------------
Units outstanding, ending                                 1,109,412        3,130,459
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      6,549,797
Cost of units redeemed                                                    (5,645,587)
Net investment income (loss)                                                  82,087
Net realized gain (loss)                                                     369,591
Realized gain distributions                                                   26,563
Net change in unrealized appreciation (depreciation)                         (26,164)
                                                                    ----------------
                                                                    $      1,356,287
                                                                    ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.22         1,109   $    1,356          1.25%           5.2%
12/31/06           1.16         3,130        3,637          1.25%          10.7%
12/31/05           1.05            83           87          1.25%           5.0%
03/01/05           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.23           -     $      -            1.00%           5.5%
12/31/06           1.17           -            -            1.00%          11.4%
12/31/05           1.05           -            -            1.00%           4.8%
03/01/05           1.00           -            -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.24           -     $      -            0.75%           5.7%
12/31/06           1.17           -            -            0.75%          11.7%
12/31/05           1.05           -            -            0.75%           5.0%
03/01/05           1.00           -            -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.25           -     $      -            0.50%           6.0%
12/31/06           1.18           -            -            0.50%          12.0%
12/31/05           1.05           -            -            0.50%           5.2%
03/01/05           1.00           -            -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.26           -     $      -            0.25%           6.3%
12/31/06           1.18           -            -            0.25%          12.2%
12/31/05           1.05           -            -            0.25%           5.4%
03/01/05           1.00           -            -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.27           -     $      -            0.00%           6.5%
12/31/06           1.19           -            -            0.00%          12.5%
12/31/05           1.06           -            -            0.00%           5.6%
03/01/05           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005
3.5%       4.0%       1.6%

                             AUL American Unit Trust
                                  Frank Russell
                               2030 Strategy Fund
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $    1,012,804    $    1,056,760            85,174
Receivables: investments sold                 881    ==============    ==============
Payables: investments redeemed             (1,818)
                                   --------------
Net assets                         $    1,011,867
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $    1,011,867           799,185    $         1.27
Band 100                                      -                 -                1.28
Band 75                                       -                 -                1.28
Band 50                                       -                 -                1.29
Band 25                                       -                 -                1.30
Band 0                                        -                 -                1.31
                                   --------------    --------------
Total                              $    1,011,867           799,185
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $       37,327
   Mortality & expense charges                                                43,400
                                                                      --------------
   Net investment income (loss)                                               (6,073)
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  319,447
   Realized gain distributions                                                15,011
   Net change in unrealized appreciation (depreciation)                     (184,348)
                                                                      --------------
   Net gain (loss)                                                           150,110
                                                                      --------------
Increase (decrease) in net assets from operations                     $      144,037
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       (6,073)  $       56,041
   Net realized gain (loss)                                 319,447            3,102
   Realized gain distributions                               15,011           15,171
   Net change in unrealized appreciation
      (depreciation)                                       (184,348)         139,970
                                                     --------------   --------------
Increase (decrease) in net assets from operations           144,037          214,284
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                               1,885,578        2,784,347
   Cost of units redeemed                                (3,714,985)        (328,619)
                                                     --------------   --------------
   Increase (decrease)                                   (1,829,407)       2,455,728
                                                     --------------   --------------
Net increase (decrease)                                  (1,685,370)       2,670,012
Net assets, beginning                                     2,697,237           27,225
                                                     --------------   --------------
Net assets, ending                                   $    1,011,867   $    2,697,237
                                                     ==============   ==============

Units sold                                                1,504,698        2,516,135
Units redeemed                                           (2,954,065)        (293,432)
                                                     --------------   --------------
Net increase (decrease)                                  (1,449,367)       2,222,703
Units outstanding, beginning                              2,248,552           25,849
                                                     --------------   --------------
Units outstanding, ending                                   799,185        2,248,552
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      4,701,795
Cost of units redeemed                                                    (4,048,824)
Net investment income (loss)                                                  50,121
Net realized gain (loss)                                                     322,549
Realized gain distributions                                                   30,182
Net change in unrealized appreciation (depreciation)                         (43,956)
                                                                    ----------------
                                                                    $      1,011,867
                                                                    ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.27           799   $    1,012          1.25%           5.5%
12/31/06           1.20         2,248        2,696          1.25%          14.2%
12/31/05           1.05            26           27          1.25%           5.0%
03/01/05           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.28           -     $      -            1.00%           5.8%
12/31/06           1.21           -            -            1.00%          14.2%
12/31/05           1.06           -            -            1.00%           5.5%
03/01/05           1.00           -            -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.28           -     $      -            0.75%           6.1%
12/31/06           1.21           -            -            0.75%          14.5%
12/31/05           1.06           -            -            0.75%           5.8%
03/01/05           1.00           -            -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.29           -     $      -            0.50%           6.3%
12/31/06           1.22           -            -            0.50%          14.7%
12/31/05           1.06           -            -            0.50%           6.0%
03/01/05           1.00           -            -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.30           -     $      -            0.25%           6.6%
12/31/06           1.22           -            -            0.25%          15.0%
12/31/05           1.06           -            -            0.25%           6.2%
03/01/05           1.00           -            -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.31           -     $      -            0.00%           6.9%
12/31/06           1.23           -            -            0.00%          15.3%
12/31/05           1.06           -            -            0.00%           6.4%
03/01/05           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005
2.0%       5.4%       1.6%

                             AUL American Unit Trust
                                  Frank Russell
                               2040 Strategy Fund

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $      972,472    $    1,000,972            80,312
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed             (7,926)
                                   --------------
Net assets                         $      964,546
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $      964,546           752,750    $         1.28
Band 100                                      -                 -                1.29
Band 75                                       -                 -                1.30
Band 50                                       -                 -                1.31
Band 25                                       -                 -                1.32
Band 0                                        -                 -                1.33
                                   --------------    --------------
Total                              $      964,546           752,750
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $       31,116
   Mortality & expense charges                                                31,536
                                                                      --------------
   Net investment income (loss)                                                 (420)
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  247,779
   Realized gain distributions                                                13,934
   Net change in unrealized appreciation (depreciation)                     (140,485)
                                                                      --------------
   Net gain (loss)                                                           121,228
                                                                      --------------
Increase (decrease) in net assets from operations                     $      120,808
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $         (420)  $       39,306
   Net realized gain (loss)                                 247,779              841
   Realized gain distributions                               13,934           20,226
   Net change in unrealized appreciation
      (depreciation)                                       (140,485)         111,976
                                                     --------------   --------------
Increase (decrease) in net assets from operations           120,808          172,349
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                               1,370,166        1,899,340
   Cost of units redeemed                                (2,466,840)        (133,463)
                                                     --------------   --------------
   Increase (decrease)                                   (1,096,674)       1,765,877
                                                     --------------   --------------
Net increase (decrease)                                    (975,866)       1,938,226
Net assets, beginning                                     1,940,412            2,186
                                                     --------------   --------------
Net assets, ending                                   $      964,546   $    1,940,412
                                                     ==============   ==============

Units sold                                                1,096,879        1,724,800
Units redeemed                                           (1,940,146)        (130,848)
                                                     --------------   --------------
Net increase (decrease)                                    (843,267)       1,593,952
Units outstanding, beginning                              1,596,017            2,065
                                                     --------------   --------------
Units outstanding, ending                                   752,750        1,596,017
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      3,271,671
Cost of units redeemed                                                    (2,600,303)
Net investment income (loss)                                                  38,898
Net realized gain (loss)                                                     248,620
Realized gain distributions                                                   34,160
Net change in unrealized appreciation (depreciation)                         (28,500)
                                                                    ----------------
                                                                    $        964,546
                                                                    ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.28           753       $      965            1.25%           5.4%
12/31/06          1.22         1,596            1,940            1.25%          14.7%
12/31/05          1.06             2                2            1.25%           6.0%
03/01/05          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
 12/31/07   $     1.29           -         $      -              1.00%           5.7%
 12/31/06         1.22           -                -              1.00%          15.1%
 12/31/05         1.06           -                -              1.00%           6.1%
 03/01/05         1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.30           -         $      -              0.75%           6.0%
12/31/06          1.23           -                -              0.75%          15.4%
12/31/05          1.06           -                -              0.75%           6.3%
03/01/05          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.31           -         $      -              0.50%           6.2%
12/31/06          1.23           -                -              0.50%          15.7%
12/31/05          1.07           -                -              0.50%           6.5%
03/01/05          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.32           -         $      -              0.25%           6.5%
12/31/06          1.24           -                -              0.25%          16.0%
12/31/05          1.07           -                -              0.25%           6.8%
03/01/05          1.00           -                -              0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.33           -         $      -              0.00%           6.7%
12/31/06          1.24           -                -              0.00%          16.3%
12/31/05          1.07           -                -              0.00%           7.0%
03/01/05          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005
2.1%       5.3%         1.6%

                             AUL American Unit Trust
                                  Frank Russell
                              Emerging Markets Fund

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         1.53
Band 100                                      -                 -                1.54
Band 75                                       -                 -                1.54
Band 50                                       -                 -                1.55
Band 25                                       -                 -                1.55
Band 0                                        -                 -                1.56
                                  --------------     --------------
Total                              $          -                 -
                                  ==============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $           -
   Mortality & expense charges                                                    -
                                                                      --------------
   Net investment income (loss)                                                   -
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation (depreciation)                           -
                                                                      --------------
   Net gain (loss)                                                                -
                                                                      --------------
Increase (decrease) in net assets from operations                     $           -
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended    from 10/23/06
                                                         12/31/2007    to 12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -     $          -
   Net realized gain (loss)                                     -                -
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                            -                -
                                                     --------------   --------------
Increase (decrease) in net assets from operations               -                -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                     -                -
   Cost of units redeemed                                       -                -
                                                     --------------   --------------
   Increase (decrease)                                          -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Net assets, beginning                                           -                -
                                                     --------------   --------------
Net assets, ending                                   $          -     $          -
                                                     ==============   ==============

Units sold                                                      -                -
Units redeemed                                                  -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Units outstanding, beginning                                    -                -
                                                     --------------   --------------
Units outstanding, ending                                       -                -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $            -
Cost of units redeemed                                                           -
Net investment income (loss)                                                     -
Net realized gain (loss)                                                         -
Realized gain distributions                                                      -
Net change in unrealized appreciation (depreciation)                             -
                                                                    ----------------
                                                                                 -
                                                                    ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.53           -         $      -              1.25%          36.1%
12/31/06          1.13           -                -              1.25%          12.6%
10/23/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.54           -         $      -              1.00%          36.4%
12/31/06          1.13           -                -              1.00%          12.7%
10/23/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.54           -         $      -              0.75%          36.7%
12/31/06          1.13           -                -              0.75%          12.7%
10/23/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.55           -         $      -              0.50%          37.1%
12/31/06          1.13           -                -              0.50%          12.8%
10/23/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.55           -         $      -              0.25%          37.4%
12/31/06          1.13           -                -              0.25%          12.8%
10/23/06          1.00           -                -              0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.56           -         $      -              0.00%          37.8%
12/31/06          1.13           -                -              0.00%          12.9%
10/23/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                           Real Estate Securities Fund

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         0.87
Band 100                                      -                 -                0.87
Band 75                                       -                 -                0.87
Band 50                                       -                 -                0.87
Band 25                                       -                 -                0.88
Band 0                                        -                 -                0.88
                                  --------------     --------------
Total                              $          -                 -
                                  ==============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $          -
   Mortality & expense charges                                                   -
                                                                      --------------
   Net investment income (loss)                                                  -
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                      -
   Realized gain distributions                                                   -
   Net change in unrealized appreciation (depreciation)                          -
                                                                      --------------
   Net gain (loss)                                                               -
                                                                      --------------
Increase (decrease) in net assets from operations                     $          -
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended    from 10/23/06
                                                         12/31/2007    to 12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -     $          -
   Net realized gain (loss)                                     -                -
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                            -                -
                                                     --------------   --------------
Increase (decrease) in net assets from operations               -                -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                     -                -
   Cost of units redeemed                                       -                -
                                                     --------------   --------------
   Increase (decrease)                                          -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Net assets, beginning                                           -                -
                                                     --------------   --------------
Net assets, ending                                   $          -     $          -
                                                     ==============   ==============

Units sold                                                      -                -
Units redeemed                                                  -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Units outstanding, beginning                                    -                -
                                                     --------------   --------------
Units outstanding, ending                                       -                -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $            -
Cost of units redeemed                                                           -
Net investment income (loss)                                                     -
Net realized gain (loss)                                                         -
Realized gain distributions                                                      -
Net change in unrealized appreciation (depreciation)                             -
                                                                    ----------------
                                                                                 -
                                                                    ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.87           -         $      -              1.25%         -17.0%
12/31/06          1.04           -                -              1.25%           4.4%
10/23/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.87           -         $      -              1.00%         -16.8%
12/31/06          1.04           -                -              1.00%           4.4%
10/23/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.87           -         $      -              0.75%         -16.6%
12/31/06          1.04           -                -              0.75%           4.5%
10/23/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.87           -         $      -              0.50%         -16.4%
12/31/06          1.05           -                -              0.50%           4.5%
10/23/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.88           -         $      -              0.25%         -16.2%
12/31/06          1.05           -                -              0.25%           4.6%
10/23/06          1.00           -                -              0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.88           -         $      -              0.00%         -16.0%
12/31/06          1.05           -                -              0.00%           4.6%
10/23/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                                  Select Value

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         1.00
Band 100                                      -                 -                1.00
Band 75                                       -                 -                1.00
Band 50                                       -                 -                1.01
Band 25                                       -                 -                1.01
Band 0                                        -                 -                1.01
                                  --------------     --------------
Total                              $          -                 -
                                  ==============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $           -
   Mortality & expense charges                                                    -
                                                                      --------------
   Net investment income (loss)                                                   -
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation (depreciation)                           -
                                                                      --------------
   Net gain (loss)                                                                -
                                                                      --------------
Increase (decrease) in net assets from operations                     $           -
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended    from 10/23/06
                                                         12/31/2007    to 12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -     $          -
   Net realized gain (loss)                                     -                -
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                            -                -
                                                     --------------   --------------
Increase (decrease) in net assets from operations               -                -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                     -                -
   Cost of units redeemed                                       -                -
                                                     --------------   --------------
   Increase (decrease)                                          -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Net assets, beginning                                           -                -
                                                     --------------   --------------
Net assets, ending                                   $          -     $          -
                                                     ==============   ==============

Units sold                                                      -                -
Units redeemed                                                  -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Units outstanding, beginning                                    -                -
                                                     --------------   --------------
Units outstanding, ending                                       -                -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $            -
Cost of units redeemed                                                           -
Net investment income (loss)                                                     -
Net realized gain (loss)                                                         -
Realized gain distributions                                                      -
Net change in unrealized appreciation (depreciation)                             -
                                                                    ----------------
                                                                                 -
                                                                    ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.00          -          $     -               1.25%          -4.2%
12/31/06          1.04          -                -               1.25%           4.3%
10/23/06          1.00          -                -               1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.00          -          $     -               1.00%          -4.0%
12/31/06          1.04          -                -               1.00%           4.3%
10/23/06          1.00          -                -               1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.00          -          $     -               0.75%          -3.7%
12/31/06          1.04          -                -               0.75%           4.4%
10/23/06          1.00          -                -               0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.01          -          $     -               0.50%          -3.5%
12/31/06          1.04          -                -               0.50%           4.4%
10/23/06          1.00          -                -               0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.01          -          $     -               0.25%          -3.3%
12/31/06          1.04          -                -               0.25%           4.5%
10/23/06          1.00          -                -               0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.01          -          $     -               0.00%          -3.0%
12/31/06          1.05          -                -               0.00%           4.5%
10/23/06          1.00          -                -               0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                                    Equity I

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         1.20
Band 100                                      -                 -                1.21
Band 75                                       -                 -                1.21
Band 50                                       -                 -                1.22
Band 25                                       -                 -                1.23
Band 0                                        -                 -                1.23
                                  --------------     --------------
Total                              $          -                 -
                                  ==============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $           -
   Mortality & expense charges                                                    -
                                                                      --------------
   Net investment income (loss)                                                   -
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation (depreciation)                           -
                                                                      --------------
   Net gain (loss)                                                                -
                                                                      --------------
Increase (decrease) in net assets from operations                     $           -
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended     from 1/03/06
                                                         12/31/2007    to 12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -     $          -
   Net realized gain (loss)                                     -                -
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                            -                -
                                                     --------------   --------------
Increase (decrease) in net assets from operations               -                -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                     -                -
   Cost of units redeemed                                       -                -
                                                     --------------   --------------
   Increase (decrease)                                          -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Net assets, beginning                                           -                -
                                                     --------------   --------------
Net assets, ending                                   $          -     $          -
                                                     ==============   ==============

Units sold                                                      -                -
Units redeemed                                                  -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Units outstanding, beginning                                    -                -
                                                     --------------   --------------
Units outstanding, ending                                       -                -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $            -
Cost of units redeemed                                                           -
Net investment income (loss)                                                     -
Net realized gain (loss)                                                         -
Realized gain distributions                                                      -
Net change in unrealized appreciation (depreciation)                             -
                                                                    ----------------
                                                                                 -
                                                                    ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.20          -          $     -               1.25%           9.0%
12/31/06          1.10          -                -               1.25%          10.2%
01/03/06          1.00          -                -               1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.21          -          $     -               1.00%           9.3%
12/31/06          1.10          -                -               1.00%          10.4%
01/03/06          1.00          -                -               1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.21          -          $     -               0.75%           9.6%
12/31/06          1.11          -                -               0.75%          10.7%
01/03/06          1.00          -                -               0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.22          -          $     -               0.50%           9.9%
12/31/06          1.11          -                -               0.50%          11.0%
01/03/06          1.00          -                -               0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.23          -          $     -               0.25%          10.1%
12/31/06          1.11          -                -               0.25%          11.3%
01/03/06          1.00          -                -               0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.23          -          $     -               0.00%          10.4%
12/31/06          1.12          -                -               0.00%          11.5%
01/03/06          1.00          -                -               0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                                    Equity II

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         1.16
Band 100                                      -                 -                1.17
Band 75                                       -                 -                1.17
Band 50                                       -                 -                1.18
Band 25                                       -                 -                1.19
Band 0                                        -                 -                1.19
                                  --------------     --------------
Total                              $          -                 -
                                  ==============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $          -
   Mortality & expense charges                                                   -
                                                                      --------------
   Net investment income (loss)                                                  -
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                      -
   Realized gain distributions                                                   -
   Net change in unrealized appreciation (depreciation)                          -
                                                                      --------------
   Net gain (loss)                                                               -
                                                                      --------------
Increase (decrease) in net assets from operations                     $          -
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended     from 1/03/06
                                                         12/31/2007    to 12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -     $          -
   Net realized gain (loss)                                     -                -
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                            -                -
                                                     --------------   --------------
Increase (decrease) in net assets from operations               -                -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                     -                -
   Cost of units redeemed                                       -                -
                                                     --------------   --------------
   Increase (decrease)                                          -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Net assets, beginning                                           -                -
                                                     --------------   --------------
Net assets, ending                                   $          -     $          -
                                                     ==============   ==============

Units sold                                                      -                -
Units redeemed                                                  -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Units outstanding, beginning                                    -                -
                                                     --------------   --------------
Units outstanding, ending                                       -                -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $            -
Cost of units redeemed                                                           -
Net investment income (loss)                                                     -
Net realized gain (loss)                                                         -
Realized gain distributions                                                      -
Net change in unrealized appreciation (depreciation)                             -
                                                                    ----------------
                                                                                 -
                                                                    ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.16          -          $     -               1.25%           3.2%
12/31/06          1.13          -                -               1.25%          12.6%
01/03/06          1.00          -                -               1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.17          -          $     -               1.00%           3.5%
12/31/06          1.13          -                -               1.00%          12.9%
01/03/06          1.00          -                -               1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.17          -          $     -               0.75%           3.8%
12/31/06          1.13          -                -               0.75%          13.2%
01/03/06          1.00          -                -               0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.18          -          $     -               0.50%           4.0%
12/31/06          1.13          -                -               0.50%          13.5%
01/03/06          1.00          -                -               0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.19          -          $     -               0.25%           4.3%
12/31/06          1.14          -                -               0.25%          13.7%
01/03/06          1.00          -                -               0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.19          -          $     -               0.00%           4.5%
12/31/06          1.14          -                -               0.00%          14.0%
01/03/06          1.00          -                -               0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                                    Equity Q

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         1.11
Band 100                                      -                 -                1.12
Band 75                                       -                 -                1.13
Band 50                                       -                 -                1.13
Band 25                                       -                 -                1.14
Band 0                                        -                 -                1.14
                                  --------------     --------------
Total                              $          -                 -
                                  ==============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $           -
   Mortality & expense charges                                                    -
                                                                      --------------
   Net investment income (loss)                                                   -
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation (depreciation)                           -
                                                                      --------------
   Net gain (loss)                                                                -
                                                                      --------------
Increase (decrease) in net assets from operations                     $           -
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended     from 1/03/06
                                                         12/31/2007    to 12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -     $          -
   Net realized gain (loss)                                     -                -
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                            -                -
                                                     --------------   --------------
Increase (decrease) in net assets from operations               -                -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                     -                -
   Cost of units redeemed                                       -                -
                                                     --------------   --------------
   Increase (decrease)                                          -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Net assets, beginning                                           -                -
                                                     --------------   --------------
Net assets, ending                                   $          -     $          -
                                                     ==============   ==============

Units sold                                                      -                -
Units redeemed                                                  -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Units outstanding, beginning                                    -                -
                                                     --------------   --------------
Units outstanding, ending                                       -                -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $            -
Cost of units redeemed                                                           -
Net investment income (loss)                                                     -
Net realized gain (loss)                                                         -
Realized gain distributions                                                      -
Net change in unrealized appreciation (depreciation)                             -
                                                                    ----------------
                                                                                 -
                                                                    ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.11          -          $     -               1.25%           1.2%
12/31/06          1.10          -                -               1.25%          10.1%
01/03/06          1.00          -                -               1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.12          -          $     -               1.00%           1.5%
12/31/06          1.10          -                -               1.00%          10.4%
01/03/06          1.00          -                -               1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.13          -          $     -               0.75%           1.7%
12/31/06          1.11          -                -               0.75%          10.7%
01/03/06          1.00          -                -               0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.13          -          $     -               0.50%           2.0%
12/31/06          1.11          -                -               0.50%          10.9%
01/03/06          1.00          -                -               0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.14          -          $     -               0.25%           2.2%
12/31/06          1.11          -                -               0.25%          11.2%
01/03/06          1.00          -                -               0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.14          -          $     -               0.00%           2.5%
12/31/06          1.11          -                -               0.00%          11.5%
01/03/06          1.00          -                -               0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                                  International

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         1.34
Band 100                                      -                 -                1.34
Band 75                                       -                 -                1.35
Band 50                                       -                 -                1.36
Band 25                                       -                 -                1.36
Band 0                                        -                 -                1.37
                                  --------------     --------------
Total                              $          -                 -
                                  ==============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $           -
   Mortality & expense charges                                                    -
                                                                      --------------
   Net investment income (loss)                                                   -
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation (depreciation)                           -
                                                                      --------------
   Net gain (loss)                                                                -
                                                                      --------------
Increase (decrease) in net assets from operations                     $           -
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended     from 1/03/06
                                                         12/31/2007    to 12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -     $          -
   Net realized gain (loss)                                     -                -
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                            -                -
                                                     --------------   --------------
Increase (decrease) in net assets from operations               -                -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                     -                -
   Cost of units redeemed                                       -                -
                                                     --------------   --------------
   Increase (decrease)                                          -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Net assets, beginning                                           -                -
                                                     --------------   --------------
Net assets, ending                                   $          -     $          -
                                                     ==============   ==============

Units sold                                                      -                -
Units redeemed                                                  -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Units outstanding, beginning                                    -                -
                                                     --------------   --------------
Units outstanding, ending                                       -                -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $            -
Cost of units redeemed                                                           -
Net investment income (loss)                                                     -
Net realized gain (loss)                                                         -
Realized gain distributions                                                      -
Net change in unrealized appreciation (depreciation)                             -
                                                                    ----------------
                                                                                 -
                                                                    ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.34         -           $     -               1.25%          11.2%
12/31/06          1.20         -                 -               1.25%          20.2%
01/03/06          1.00         -                 -               1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.34          -          $     -               1.00%          11.5%
12/31/06          1.21          -                -               1.00%          20.5%
01/03/06          1.00          -                -               1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.35          -          $     -               0.75%          11.8%
12/31/06          1.21          -                -               0.75%          20.8%
01/03/06          1.00          -                -               0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.36          -          $     -               0.50%          12.1%
12/31/06          1.21          -                -               0.50%          21.1%
01/03/06          1.00          -                -               0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.36          -          $     -               0.25%          12.4%
12/31/06          1.21          -                -               0.25%          21.4%
01/03/06          1.00          -                -               0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.37          -          $     -               0.00%          12.6%
12/31/06          1.22          -                -               0.00%          21.7%
01/03/06          1.00          -                -               0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                         Lifepoint Aggressive (Class E)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         1.19
Band 100                                      -                 -                1.19
Band 75                                       -                 -                1.20
Band 50                                       -                 -                1.20
Band 25                                       -                 -                1.21
Band 0                                        -                 -                1.22
                                  --------------     --------------
Total                              $          -                 -
                                  ==============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $           -
   Mortality & expense charges                                                    -
                                                                      --------------
   Net investment income (loss)                                                   -
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation (depreciation)                           -
                                                                      --------------
   Net gain (loss)                                                                -
                                                                      --------------
Increase (decrease) in net assets from operations                     $           -
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended    from 10/23/06
                                                         12/31/2007    to 12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -     $          -
   Net realized gain (loss)                                     -                -
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                            -                -
                                                     --------------   --------------
Increase (decrease) in net assets from operations               -                -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                     -                -
   Cost of units redeemed                                       -                -
                                                     --------------   --------------
   Increase (decrease)                                          -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Net assets, beginning                                           -                -
                                                     --------------   --------------
Net assets, ending                                   $          -     $          -
                                                     ==============   ==============

Units sold                                                      -                -
Units redeemed                                                  -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Units outstanding, beginning                                    -                -
                                                     --------------   --------------
Units outstanding, ending                                       -                -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $            -
Cost of units redeemed                                                           -
Net investment income (loss)                                                     -
Net realized gain (loss)                                                         -
Realized gain distributions                                                      -
Net change in unrealized appreciation (depreciation)                             -
                                                                    ----------------
                                                                                 -
                                                                    ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.19          -          $     -               1.25%           5.7%
12/31/06          1.12          -                -               1.25%          12.3%
01/03/06          1.00          -                -               1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.19          -          $     -               1.00%           6.0%
12/31/06          1.13          -                -               1.00%          12.6%
01/03/06          1.00          -                -               1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.20          -          $     -               0.75%           6.2%
12/31/06          1.13          -                -               0.75%          12.8%
01/03/06          1.00          -                -               0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.20          -          $     -               0.50%           6.5%
12/31/06          1.13          -                -               0.50%          13.1%
01/03/06          1.00          -                -               0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.21          -          $     -               0.25%           6.8%
12/31/06          1.13          -                -               0.25%          13.4%
01/03/06          1.00          -                -               0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.22          -          $     -               0.00%           7.0%
12/31/06          1.14          -                -               0.00%          13.7%
01/03/06          1.00          -                -               0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                          Lifepoint Balanced (Class E)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         1.16
Band 100                                      -                 -                1.17
Band 75                                       -                 -                1.17
Band 50                                       -                 -                1.18
Band 25                                       -                 -                1.18
Band 0                                        -                 -                1.19
                                  --------------     --------------
Total                              $          -                 -
                                  ==============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $           -
   Mortality & expense charges                                                    -
                                                                      --------------
   Net investment income (loss)                                                   -
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation (depreciation)                           -
                                                                      --------------
   Net gain (loss)                                                                -
                                                                      --------------
Increase (decrease) in net assets from operations                     $           -
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended    from 10/23/06
                                                         12/31/2007    to 12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -     $          -
   Net realized gain (loss)                                     -                -
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                            -                -
                                                     --------------   --------------
Increase (decrease) in net assets from operations               -                -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                     -                -
   Cost of units redeemed                                       -                -
                                                     --------------   --------------
   Increase (decrease)                                          -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Net assets, beginning                                           -                -
                                                     --------------   --------------
Net assets, ending                                   $          -     $          -
                                                     ==============   ==============

Units sold                                                      -                -
Units redeemed                                                  -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Units outstanding, beginning                                    -                -
                                                     --------------   --------------
Units outstanding, ending                                       -                -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $            -
Cost of units redeemed                                                           -
Net investment income (loss)                                                     -
Net realized gain (loss)                                                         -
Realized gain distributions                                                      -
Net change in unrealized appreciation (depreciation)                             -
                                                                    ----------------
                                                                                 -
                                                                    ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.16          -          $     -               1.25%           5.4%
12/31/06          1.10          -                -               1.25%          10.0%
01/03/06          1.00          -                -               1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.17          -          $     -               1.00%           5.7%
12/31/06          1.10          -                -               1.00%          10.3%
01/03/06          1.00          -                -               1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.17          -          $     -               0.75%           6.0%
12/31/06          1.11          -                -               0.75%          10.5%
01/03/06          1.00          -                -               0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.18          -          $     -               0.50%           6.2%
12/31/06          1.11          -                -               0.50%          10.8%
01/03/06          1.00          -                -               0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.18          -          $     -               0.25%           6.5%
12/31/06          1.11          -                -               0.25%          11.1%
01/03/06          1.00          -                -               0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.19          -          $     -               0.00%           6.8%
12/31/06          1.11          -                -               0.00%          11.4%
01/03/06          1.00          -                -               0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                      Lifepoint Equity Aggressive (Class E)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         1.22
Band 100                                      -                 -                1.22
Band 75                                       -                 -                1.23
Band 50                                       -                 -                1.24
Band 25                                       -                 -                1.24
Band 0                                        -                 -                1.25
                                   --------------    --------------
Total                              $          -                 -
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $          -
   Mortality & expense charges                                                   -
                                                                      --------------
   Net investment income (loss)                                                  -
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                      -
   Realized gain distributions                                                   -
   Net change in unrealized appreciation (depreciation)                          -
                                                                      --------------
   Net gain (loss)                                                               -
                                                                      --------------
Increase (decrease) in net assets from operations                     $          -
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended    from 10/23/06
                                                         12/31/2007    to 12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -                -
   Net realized gain (loss)                                     -                -
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                            -                -
                                                     --------------   --------------
Increase (decrease) in net assets from operations               -                -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                     -                -
   Cost of units redeemed                                       -                -
                                                     --------------   --------------
   Increase (decrease)                                          -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Net assets, beginning                                           -                -
                                                     --------------   --------------
Net assets, ending                                   $          -                -
                                                     ==============   ==============

Units sold                                                      -                -
Units redeemed                                                  -                -
Net increase (decrease)                                         -                -
Units outstanding, beginning                                    -                -
                                                     --------------   --------------
Units outstanding, ending                                       -                -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $           -
Cost of units redeemed                                                          -
Net investment income (loss)                                                    -
Net realized gain (loss)                                                        -
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                            -
                                                                    ---------------
                                                                    $           -
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.22            -        $        -            1.25%           6.0%
12/31/06          1.15            -                 -            1.25%          14.8%
01/03/06          1.00            -                 -            1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.22            -        $          -          1.00%           6.3%
12/31/06          1.15            -                   -          1.00%          15.1%
01/03/06          1.00            -                   -          1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.23           -         $          -          0.75%           6.6%
12/31/06          1.15           -                    -          0.75%          15.4%
01/03/06          1.00           -                    -          0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.24           -         $        -            0.50%           6.8%
12/31/06          1.16           -                  -            0.50%          15.7%
01/03/06          1.00           -                  -            0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.24           -         $        -            0.25%           7.1%
12/31/06          1.16           -                  -            0.25%          16.0%
01/03/06          1.00           -                  -            0.25%           0.0%

                                        BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.25           -         $        -            0.00%           7.4%
12/31/06          1.16           -                  -            0.00%          16.2%
01/03/06          1.00           -                  -            0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                          Lifepoint Moderate (Class E)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $            -    $          -                 -
Receivables: investments sold                   -    ==============    ==============
Payables: investments redeemed                  -
                                   --------------
Net assets                         $            -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         1.13
Band 100                                      -                 -                1.13
Band 75                                       -                 -                1.14
Band 50                                       -                 -                1.14
Band 25                                       -                 -                1.15
Band 0                                        -                 -                1.16
                                  --------------     --------------
Total                              $          -                 -
                                  ==============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $          -
   Mortality & expense charges                                                   -
                                                                      --------------
   Net investment income (loss)                                                  -
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                      -
   Realized gain distributions                                                   -
   Net change in unrealized appreciation (depreciation)                          -
                                                                      --------------
   Net gain (loss)                                                               -
                                                                      --------------
Increase (decrease) in net assets from operations                     $          -
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended     from 1/03/06
                                                         12/31/2007    to 12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -                -
   Net realized gain (loss)                                     -                -
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                            -                -
                                                     --------------   --------------
Increase (decrease) in net assets from operations               -                -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                     -                -
   Cost of units redeemed                                       -                -
                                                     --------------   --------------
   Increase (decrease)                                          -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Net assets, beginning                                           -                -
                                                     --------------   --------------
Net assets, ending                                   $          -                -
                                                     ==============   ==============

Units sold                                                      -                -
Units redeemed                                                  -                -
Net increase (decrease)                                         -                -
Units outstanding, beginning                                    -                -
                                                     --------------   --------------
Units outstanding, ending                                       -                -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $           -
Cost of units redeemed                                                          -
Net investment income (loss)                                                    -
Net realized gain (loss)                                                        -
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                            -
                                                                    ---------------
                                                                    $           -
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.13           -         $      -              1.25%           5.1%
12/31/06          1.07           -                -              1.25%           7.3%
01/03/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.13           -         $      -              1.00%           5.4%
12/31/06          1.08           -                -              1.00%           7.5%
01/03/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.14           -         $      -              0.75%           5.6%
12/31/06          1.08           -                -              0.75%           7.8%
01/03/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.14           -         $      -              0.50%           5.9%
12/31/06          1.08           -                -              0.50%           8.1%
01/03/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.15           -         $      -              0.25%           6.2%
12/31/06          1.08           -                -              0.25%           8.3%
01/03/06          1.00           -                -              0.25%           0.0%

                                        BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.16           -         $      -              0.00%           6.4%
12/31/06          1.09           -                -              0.00%           8.6%
01/03/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                        Lifepoint Conservative (Class E)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         1.09
Band 100                                      -                 -                1.09
Band 75                                       -                 -                1.10
Band 50                                       -                 -                1.10
Band 25                                       -                 -                1.11
Band 0                                        -                 -                1.12
                                   --------------    --------------
Total                              $          -                 -
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $          -
   Mortality & expense charges                                                   -
                                                                      --------------
   Net investment income (loss)                                                  -
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                      -
   Realized gain distributions                                                   -
   Net change in unrealized appreciation (depreciation)                          -
                                                                      --------------
   Net gain (loss)                                                               -
                                                                      --------------
Increase (decrease) in net assets from operations                     $          -
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended     from 1/03/06
                                                         12/31/2007    to 12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -                -
   Net realized gain (loss)                                     -                -
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                            -                -
                                                     --------------   --------------
Increase (decrease) in net assets from operations               -                -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                     -                -
   Cost of units redeemed                                       -                -
                                                     --------------   --------------
   Increase (decrease)                                          -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Net assets, beginning                                           -                -
                                                     --------------   --------------
Net assets, ending                                   $          -                -
                                                     ==============   ==============

Units sold                                                      -                -
Units redeemed                                                  -                -
Net increase (decrease)                                         -                -
Units outstanding, beginning                                    -                -
                                                     --------------   --------------
Units outstanding, ending                                       -                -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $           -
Cost of units redeemed                                                          -
Net investment income (loss)                                                    -
Net realized gain (loss)                                                        -
Realized gain distributions                                                     -
Net change in unrealized appreciation (depreciation)                            -
                                                                    ---------------
                                                                    $           -
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.09           -         $      -              1.25%           4.2%
12/31/06          1.05           -                -              1.25%           4.5%
01/03/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.09           -         $      -              1.00%           4.4%
12/31/06          1.05           -                -              1.00%           4.8%
01/03/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.10           -         $      -              0.75%           4.7%
12/31/06          1.05           -                -              0.75%           5.0%
01/03/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.10           -         $      -              0.50%           5.0%
12/31/06          1.05           -                -              0.50%           5.3%
01/03/06          1.00           -                -              0.50%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.11           -         $      -              0.25%           5.2%
12/31/06          1.06           -                -              0.25%           5.5%
01/03/06          1.00           -                -              0.25%           0.0%

                                        BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.12           -         $      -              0.00%           5.5%
12/31/06          1.06           -                -              0.00%           5.8%
01/03/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                  Frank Russell
                       Lifepoints 2010 Strategy (Class R2)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $    1,776,511    $    1,814,042           168,215
Receivables: investments sold              65,449    ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $    1,841,960
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $    1,841,960         1,802,115    $         1.02
Band 100                                      -                 -                1.02
Band 75                                       -                 -                1.03
Band 50                                       -                 -                1.03
Band 25                                       -                 -                1.03
Band 0                                        -                 -                1.03
                                   --------------    --------------
Total                              $    1,841,960         1,802,115
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year Period December 31, 2007

Investment income:
   Dividend income                                         $       42,353
   Mortality & expense charges                                      1,059
                                                           --------------
   Net investment income (loss)                                    41,294
                                                           --------------
Gain (loss) on investments:
   Net realized gain (loss)                                        (3,817)
   Realized gain distributions                                     13,751
   Net change in unrealized appreciation (depreciation)           (37,531)
                                                           --------------
   Net gain (loss)                                                (27,597)
                                                           --------------
Increase (decrease) in net assets from operations          $       13,697
                                                           ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         For the period
                                                           from 5/24/07
                                                          to 12/31/2007
                                                         --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                          $       41,294
   Net realized gain (loss)                                      (3,817)
   Realized gain distributions                                   13,751
   Net change in unrealized appreciation
      (depreciation)                                            (37,531)
                                                         --------------
Increase (decrease) in net assets from operations                13,697
                                                         --------------
Contract owner transactions:
   Proceeds from units sold                                   1,941,937
   Cost of units redeemed                                      (113,674)
                                                         --------------
   Increase (decrease)                                        1,828,263
                                                         --------------
Net increase (decrease)                                       1,841,960
Net assets, beginning                                               -
                                                         --------------
Net assets, ending                                       $    1,841,960
                                                         ==============

Units sold                                                    1,913,737
Units redeemed                                                 (111,622)
                                                         --------------
Net increase (decrease)                                       1,802,115
Units outstanding, beginning                                        -
                                                         --------------
Units outstanding, ending                                     1,802,115
                                                         ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,941,937
Cost of units redeemed                                                  (113,674)
Net investment income (loss)                                              41,294
Net realized gain (loss)                                                  (3,817)
Realized gain distributions                                               13,751
Net change in unrealized appreciation (depreciation)                     (37,531)
                                                                    ------------
                                                                    $  1,841,960
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02         1,802       $    1,842            1.25%           2.2%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              1.00%           2.4%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.03           -         $      -              0.75%           2.5%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.03           -         $      -              0.50%           2.7%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.03           -         $      -              0.25%           2.8%
05/24/07          1.00           -                -              1.25%           0.0%

                                        BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.03           -         $      -              0.00%           3.0%
05/24/07          1.00           -                -              1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      4.6%

                             AUL American Unit Trust
                                  Frank Russell
                       Lifepoints 2020 Strategy (Class R2)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $    5,022,386    $    5,190,072           435,996
Receivables: investments sold               4,656    ==============    ==============
Payables: investments redeemed                 (1)
                                   --------------
Net assets                         $    5,027,041
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $    5,027,041         4,965,484    $         1.01
Band 100                                      -                 -                1.01
Band 75                                       -                 -                1.02
Band 50                                       -                 -                1.02
Band 25                                       -                 -                1.02
Band 0                                        -                 -                1.02
                                   --------------    --------------
Total                              $    5,027,041         4,965,484
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the Period ended December 31, 2007

Investment income:
   Dividend income                                                    $      135,896
   Mortality & expense charges                                                 2,971
                                                                      --------------
   Net investment income (loss)                                              132,925
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       (7)
   Realized gain distributions                                                57,790
   Net change in unrealized appreciation (depreciation)                     (167,686)
                                                                      --------------
   Net gain (loss)                                                          (109,903)
                                                                      --------------
Increase (decrease) in net assets from operations                     $       23,022
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         For the period
                                                           from 5/24/07
                                                          to 12/31/2007
                                                         --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                          $      132,925
   Net realized gain (loss)                                          (7)
   Realized gain distributions                                   57,790
   Net change in unrealized appreciation
      (depreciation)                                           (167,686)
                                                         --------------
Increase (decrease) in net assets from operations                23,022
                                                         --------------
Contract owner transactions:
   Proceeds from units sold                                   5,008,400
   Cost of units redeemed                                        (4,381)
                                                         --------------
   Increase (decrease)                                        5,004,019
                                                         --------------
Net increase (decrease)                                       5,027,041
Net assets, beginning                                               -
                                                         --------------
Net assets, ending                                       $    5,027,041
                                                         ==============

Units sold                                                    4,970,231
Units redeemed                                                   (4,747)
                                                         --------------
Net increase (decrease)                                       4,965,484
Units outstanding, beginning                                        -
Units outstanding, ending                                     4,965,484
                                                         ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  5,008,400
Cost of units redeemed                                                    (4,381)
Net investment income (loss)                                             132,925
Net realized gain (loss)                                                      (7)
Realized gain distributions                                               57,790
Net change in unrealized appreciation (depreciation)                    (167,686)
                                                                    ------------
                                                                    $  5,027,041
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.01         4,965       $    5,027            1.25%           1.2%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.01           -         $      -              1.00%           1.4%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              0.75%           1.5%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              0.50%           1.7%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              0.25%           1.9%
05/24/07          1.00           -                -              1.25%           0.0%

                                        BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              0.00%           2.0%
05/24/07          1.00           -                -              1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      5.4%

                             AUL American Unit Trust
                                  Frank Russell
                       Lifepoints 2030 Strategy (Class R2)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $    4,189,978    $    4,368,858           355,757
Receivables: investments sold              32,856    ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $    4,222,834
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $    4,222,834         4,227,306    $         1.00
Band 100                                      -                 -                1.00
Band 75                                       -                 -                1.00
Band 50                                       -                 -                1.00
Band 25                                       -                 -                1.01
Band 0                                        -                 -                1.01
                                   --------------    --------------
Total                              $    4,222,834         4,227,306
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the Period ended December 31, 2007

Investment income:
   Dividend income                                                    $      132,561
   Mortality & expense charges                                                 2,501
                                                                      --------------
   Net investment income (loss)                                              130,060
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                      (81)
   Realized gain distributions                                                61,567
   Net change in unrealized appreciation (depreciation)                     (178,880)
                                                                      --------------
   Net gain (loss)                                                          (117,394)
                                                                      --------------
Increase (decrease) in net assets from operations                     $       12,666
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         For the period
                                                           from 5/24/07
                                                          to 12/31/2007
                                                         --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                          $      130,060
   Net realized gain (loss)                                         (81)
   Realized gain distributions                                   61,567
   Net change in unrealized appreciation
      (depreciation)                                           (178,880)
                                                         --------------
Increase (decrease) in net assets from operations                12,666
                                                         --------------
Contract owner transactions:
   Proceeds from units sold                                   4,218,224
   Cost of units redeemed                                        (8,056)
                                                         --------------
   Increase (decrease)                                        4,210,168
                                                         --------------
Net increase (decrease)                                       4,222,834
Net assets, beginning                                               -
                                                         --------------
Net assets, ending                                       $    4,222,834
                                                         ==============

Units sold                                                    4,236,613
Units redeemed                                                   (9,307)
                                                         --------------
Net increase (decrease)                                       4,227,306
Units outstanding, beginning                                        -
                                                         --------------
Units outstanding, ending                                     4,227,306
                                                         ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     4,218,224
Cost of units redeemed                                                       (8,056)
Net investment income (loss)                                                130,060
Net realized gain (loss)                                                        (81)
Realized gain distributions                                                  61,567
Net change in unrealized appreciation (depreciation)                      (178,880)
                                                                    ---------------
                                                                    $     4,222,834
                                                                    ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.00         4,227       $    4,223            1.25%          -0.1%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.00           -         $      -              1.00%           0.0%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.00           -         $      -              0.75%           0.2%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.00           -         $      -              0.50%           0.3%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.01           -         $      -              0.25%           0.5%
05/24/07          1.00           -                -              1.25%           0.0%

                                        BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $   1.01             -         $      -              0.00%           0.7%
05/24/07        1.00             -                -              1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      6.3%

                             AUL American Unit Trust
                                  Frank Russell
                        Lifepoints 2040 Strategy (Class R2)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $    2,349,413    $    2,445,902           195,665
Receivables: investments sold               4,433    ==============    ==============
Payables: investments redeemed                 (1)
                                   --------------
Net assets                         $    2,353,845
                                   ==============

                                                              Units      Accumulation
                                      Net Assets        Outstanding        Unit Value
                                   -------------     --------------    --------------
Band 125                           $   2,353,845          2,359,659    $         1.00
Band 100                                     -                  -                1.00
Band 75                                      -                  -                1.00
Band 50                                      -                  -                1.00
Band 25                                      -                  -                1.00
Band 0                                       -                  -                1.01
                                   -------------     --------------
Total                              $   2,353,845          2,359,659
                                   =============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year Period December 31, 2007

Investment income:
   Dividend income                                                    $       75,437
   Mortality & expense charges                                                 1,480
                                                                      --------------
   Net investment income (loss)                                               73,957
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                        2
   Realized gain distributions                                                33,520
   Net change in unrealized appreciation (depreciation)                      (96,489)
                                                                      --------------
   Net gain (loss)                                                           (62,967)
                                                                      --------------
Increase (decrease) in net assets from operations                     $       10,990
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     For the period
                                                       from 5/24/07
                                                      to 12/31/2007
                                                     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       73,957
   Net realized gain (loss)                                       2
   Realized gain distributions                               33,520
   Net change in unrealized appreciation
      (depreciation)                                        (96,489)
                                                     --------------
Increase (decrease) in net assets from operations            10,990
                                                     --------------
Contract owner transactions:
   Proceeds from units sold                               2,345,125
   Cost of units redeemed                                    (2,270)
                                                     --------------
   Increase (decrease)                                    2,342,855
                                                     --------------
Net increase (decrease)                                   2,353,845
Net assets, beginning                                           -
                                                     --------------
Net assets, ending                                   $    2,353,845
                                                     ==============

Units sold                                                2,363,344
Units redeemed                                               (3,685)
                                                     --------------
Net increase (decrease)                                   2,359,659
Units outstanding, beginning                                    -
                                                     --------------
Units outstanding, ending                                 2,359,659
                                                     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      2,345,125
Cost of units redeemed                                                        (2,270)
Net investment income (loss)                                                  73,957
Net realized gain (loss)                                                           2
Realized gain distributions                                                   33,520
Net change in unrealized appreciation (depreciation)                         (96,489)
                                                                    ----------------
                                                                    $      2,353,845
                                                                    ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets    Total Return
            --------------------------------------------------------------------------
12/31/07    $     1.00         2,360       $    2,354            1.25%           -0.2%
05/24/07          1.00           -                -              1.25%            0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets    Total Return
            --------------------------------------------------------------------------
12/31/07    $     1.00            -        $      -              1.00%           -0.1%
05/24/07          1.00            -               -              1.25%            0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.00           -         $      -              0.75%           0.1%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.00           -         $      -              0.50%           0.2%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.00           -         $      -              0.25%           0.4%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.01           -         $      -              0.00%           0.5%
05/24/07          1.00           -                -              1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      6.4%

                             AUL American Unit Trust
                                  Frank Russell
                       Lifepoints Balanced Strategy (Class R2)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $    4,474,002    $    4,705,968           375,717
Receivables: investments sold               8,307    ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $    4,482,309
                                   ==============

                                                              Units      Accumulation
                                      Net Assets        Outstanding        Unit Value
                                   -------------     --------------    --------------
Band 125                           $   4,482,309          4,424,459    $         1.01
Band 100                                     -                  -                1.01
Band 75                                      -                  -                1.02
Band 50                                      -                  -                1.02
Band 25                                      -                  -                1.02
Band 0                                       -                  -                1.02
                                   -------------     --------------
Total                              $   4,482,309          4,424,459
                                   =============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year Period December 31, 2007

Investment income:
   Dividend income                                                    $      121,770
   Mortality & expense charges                                                 2,601
                                                                      --------------
   Net investment income (loss)                                              119,169
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                      -
   Realized gain distributions                                               136,767
   Net change in unrealized appreciation (depreciation)                     (231,966)
                                                                      --------------
   Net gain (loss)                                                           (95,199)
                                                                      --------------
Increase (decrease) in net assets from operations                     $       23,970
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     For the period
                                                       from 5/24/07
                                                      to 12/31/2007
                                                     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      119,169
   Net realized gain (loss)                                     -
   Realized gain distributions                              136,767
   Net change in unrealized appreciation
      (depreciation)                                       (231,966)
                                                     --------------
Increase (decrease) in net assets from operations            23,970
                                                     --------------
Contract owner transactions:
   Proceeds from units sold                               4,464,101
   Cost of units redeemed                                    (5,762)
                                                     --------------
   Increase (decrease)                                    4,458,339
                                                     --------------
Net increase (decrease)                                   4,482,309
Net assets, beginning                                           -
                                                     --------------
Net assets, ending                                   $    4,482,309
                                                     ==============

Units sold                                                4,430,146
Units redeemed                                               (5,687)
                                                     --------------
Net increase (decrease)                                   4,424,459
Units outstanding, beginning                                    -
                                                     --------------
Units outstanding, ending                                 4,424,459
                                                     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      4,464,101
Cost of units redeemed                                                        (5,762)
Net investment income (loss)                                                 119,169
Net realized gain (loss)                                                         -
Realized gain distributions                                                  136,767
Net change in unrealized appreciation (depreciation)                        (231,966)
                                                                    ----------------
                                                                    $      4,482,309
                                                                    ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                                Units                      Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.01         4,424       $    4,482            1.25%           1.3%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.01            -        $      -              1.00%           1.5%
05/24/07          1.00            -               -              1.25%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              0.75%           1.6%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              0.50%           1.8%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              0.25%           1.9%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              0.00%           2.1%
05/24/07          1.00           -                -              1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      5.4%

                             AUL American Unit Trust
                                  Frank Russell
                    Lifepoints Conservative Strategy (Class R2)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of      Mutual Fund
                                         at Value       Investments           Shares
                                   --------------    --------------    -------------
Investments                        $      110,535    $      113,103           40,240
Receivables: investments sold             320,439    ==============    =============
Payables: investments redeemed                -
                                   --------------
Net assets                         $      430,974
                                   ==============

                                                              Units      Accumulation
                                      Net Assets        Outstanding        Unit Value
                                   -------------     --------------    --------------
Band 125                           $     430,974            420,359      $       1.03
Band 100                                     -                  -                1.03
Band 75                                      -                  -                1.03
Band 50                                      -                  -                1.03
Band 25                                      -                  -                1.03
Band 0                                       -                  -                1.03
                                   -------------     --------------
Total                              $     430,974            420,359
                                   =============     ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year Period December 31, 2007

Investment income:
   Dividend income                                                    $        2,120
   Mortality & expense charges                                                    71
                                                                      --------------
   Net investment income (loss)                                                2,049
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                     (467)
   Realized gain distributions                                                 1,354
   Net change in unrealized appreciation (depreciation)                       (2,568)
                                                                      --------------
   Net gain (loss)                                                            (1,681)
                                                                      --------------
Increase (decrease) in net assets from operations                     $          368
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     For the period
                                                       from 5/24/07
                                                      to 12/31/2007
                                                     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $        2,049
   Net realized gain (loss)                                    (467)
   Realized gain distributions                                1,354
   Net change in unrealized appreciation
      (depreciation)                                         (2,568)
                                                     --------------
Increase (decrease) in net assets from operations               368
                                                     --------------
Contract owner transactions:
   Proceeds from units sold                                 445,828
   Cost of units redeemed                                   (15,222)
                                                     --------------
   Increase (decrease)                                      430,606
                                                     --------------
Net increase (decrease)                                     430,974
Net assets, beginning                                           -
                                                     --------------
Net assets, ending                                   $      430,974
                                                     ==============

Units sold                                                  435,547
Units redeemed                                              (15,188)
                                                     --------------
Net increase (decrease)                                     420,359
Units outstanding, beginning                                    -
                                                     --------------
Units outstanding, ending                                   420,359
                                                     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        445,828
Cost of units redeemed                                                       (15,222)
Net investment income (loss)                                                   2,049
Net realized gain (loss)                                                        (467)
Realized gain distributions                                                    1,354
Net change in unrealized appreciation (depreciation)                          (2,568)
                                                                    ----------------
                                                                    $        430,974
                                                                    ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.03           420       $      431            1.25%           2.5%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                                Units                     Expense as a
                          Outstanding      Net Assets     % of Average
            Unit Value         (000s)          (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.03            -        $      -              1.00%           2.7%
05/24/07          1.00            -               -              1.25%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.03           -         $      -              0.75%           2.8%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.03           -         $      -              0.50%           3.0%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.03           -         $      -              0.25%           3.1%
05/24/07          1.00           -                -              1.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
 12/31/07   $     1.03           -         $      -              0.00%           3.3%
 05/24/07         1.00           -                -              1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      1.0%

                             AUL American Unit Trust
                                  Frank Russell
                  Lifepoints Equity Growth Strategy (Class R2)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $      537,325    $      573,105            44,786
Receivables: investments sold               6,826    ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $      544,151
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $      544,151           544,596    $         1.00
Band 100                                      -                 -                1.00
Band 75                                       -                 -                1.00
Band 50                                       -                 -                1.00
Band 25                                       -                 -                1.01
Band 0                                        -                 -                1.01
                                   --------------    --------------
Total                              $      544,151           544,596
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                    $       20,377
   Mortality & expense charges                                                   331
                                                                      --------------
   Net investment income (loss)                                               20,046
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   (6,523)
   Realized gain distributions                                                23,229
   Net change in unrealized appreciation (depreciation)                      (35,780)
                                                                      --------------
   Net gain (loss)                                                           (19,074)
                                                                      --------------
Increase (decrease) in net assets from operations                     $          972
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 5/24/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $       20,046
   Net realized gain (loss)                                               (6,523)
   Realized gain distributions                                            23,229
   Net change in unrealized appreciation
      (depreciation)                                                     (35,780)
                                                                  --------------
Increase (decrease) in net assets from operations                            972
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                              640,836
   Cost of units redeemed                                                (97,657)
                                                                  --------------
   Increase (decrease)                                                   543,179
                                                                  --------------
Net increase (decrease)                                                  544,151
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $      544,151
                                                                  ==============

Units sold                                                               643,655
Units redeemed                                                           (99,059)
                                                                  --------------
Net increase (decrease)                                                  544,596
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                544,596
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $      640,836
Cost of units redeemed                                                   (97,657)
Net investment income (loss)                                              20,046
Net realized gain (loss)                                                  (6,523)
Realized gain distributions                                               23,229
Net change in unrealized appreciation (depreciation)                     (35,780)
                                                                  --------------
                                                                  $      544,151
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.00         545     $      544          1.25%          -0.1%
05/24/07           1.00         -              -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.00         -       $      -            1.00%           0.1%
05/24/07           1.00         -              -            1.25%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.00         -       $      -            0.75%           0.2%
05/24/07           1.00         -              -            1.25%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.00         -       $      -            0.50%           0.4%
05/24/07           1.00         -              -            1.25%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.01         -       $      -            0.25%           0.5%
05/24/07           1.00         -              -            1.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.01         -       $      -            0.00%           0.7%
05/24/07           1.00         -              -            1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      7.5%

                             AUL American Unit Trust
                                  Frank Russell
                      Lifepoints Growth Strategy (Class R2)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $    1,626,703    $    1,724,274           132,917
Receivables: investments sold               1,526    ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $    1,628,229
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $    1,628,229         1,619,216    $         1.01
Band 100                                      -                 -                1.01
Band 75                                       -                 -                1.01
Band 50                                       -                 -                1.01
Band 25                                       -                 -                1.01
Band 0                                        -                 -                1.01
                                   --------------    --------------
Total                              $    1,628,229         1,619,216
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                    $       48,655
   Mortality & expense charges                                                   941
                                                                      --------------
   Net investment income (loss)                                               47,714
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       (1)
   Realized gain distributions                                                57,039
   Net change in unrealized appreciation (depreciation)                      (97,571)
                                                                      --------------
   Net gain (loss)                                                           (40,533)
                                                                      --------------
Increase (decrease) in net assets from operations                     $        7,181
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 5/24/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $       47,714
   Net realized gain (loss)                                                   (1)
   Realized gain distributions                                            57,039
   Net change in unrealized appreciation
      (depreciation)                                                     (97,571)
                                                                  --------------
Increase (decrease) in net assets from operations                          7,181
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                            1,621,422
   Cost of units redeemed                                                   (374)
                                                                  --------------
   Increase (decrease)                                                 1,621,048
                                                                  --------------
Net increase (decrease)                                                1,628,229
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $    1,628,229
                                                                  ==============

Units sold                                                             1,619,588
Units redeemed                                                              (372)
                                                                  --------------
Net increase (decrease)                                                1,619,216
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                              1,619,216
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    1,621,422
Cost of units redeemed                                                      (374)
Net investment income (loss)                                              47,714
Net realized gain (loss)                                                      (1)
Realized gain distributions                                               57,039
Net change in unrealized appreciation (depreciation)                     (97,571)
                                                                  --------------
                                                                  $    1,628,229
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.01         1,619   $    1,628          1.25%           0.6%
05/24/07           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.01           -     $      -            1.00%           0.7%
05/24/07           1.00           -            -            1.25%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.01           -     $      -            0.75%           0.9%
05/24/07           1.00           -            -            1.25%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.01           -     $      -            0.50%           1.0%
05/24/07           1.00           -            -            1.25%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.01           -     $      -            0.25%           1.2%
05/24/07           1.00           -            -            1.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.01           -     $      -            0.00%           1.3%
05/24/07           1.00           -            -            1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      6.0%

                             AUL American Unit Trust
                                  Frank Russell
                     Lifepoints Moderate Strategy (Class R2)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $      526,046    $      548,357           575,741
Receivables: investments sold           5,991,341    ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $    6,517,387
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $    6,517,387         6,381,218    $         1.02
Band 100                                      -                 -                1.02
Band 75                                       -                 -                1.02
Band 50                                       -                 -                1.03
Band 25                                       -                 -                1.03
Band 0                                        -                 -                1.03
                                   --------------    --------------
Total                              $    6,517,387         6,381,218
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                    $       12,051
   Mortality & expense charges                                                   313
                                                                      --------------
   Net investment income (loss)                                               11,738
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                        1
   Realized gain distributions                                                12,374
   Net change in unrealized appreciation (depreciation)                      (22,311)
                                                                      --------------
   Net gain (loss)                                                            (9,936)
                                                                      --------------
Increase (decrease) in net assets from operations                     $        1,802
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 5/24/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $       11,738
   Net realized gain (loss)                                                    1
   Realized gain distributions                                            12,374
   Net change in unrealized appreciation
      (depreciation)                                                     (22,311)
                                                                  --------------
Increase (decrease) in net assets from operations                          1,802
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                            6,527,918
   Cost of units redeemed                                                (12,333)
                                                                  --------------
   Increase (decrease)                                                 6,515,585
                                                                  --------------
Net increase (decrease)                                                6,517,387
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $    6,517,387
                                                                  ==============

Units sold                                                             6,393,293
Units redeemed                                                           (12,075)
                                                                  --------------
Net increase (decrease)                                                6,381,218
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                              6,381,218
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $    6,527,918
Cost of units redeemed                                                   (12,333)
Net investment income (loss)                                              11,738
Net realized gain (loss)                                                       1
Realized gain distributions                                               12,374
Net change in unrealized appreciation (depreciation)                     (22,311)
                                                                  --------------
                                                                  $    6,517,387
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.02         6,381   $    6,517          1.25%          2.1%
05/24/07           1.00           -            -            1.25%          0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.02           -     $      -            1.00%           2.3%
05/24/07           1.00           -            -            1.25%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.02           -     $      -            0.75%           2.4%
05/24/07           1.00           -            -            1.25%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.03           -     $      -            0.50%           2.6%
05/24/07           1.00           -            -            1.25%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.03           -     $      -            0.25%           2.8%
05/24/07           1.00           -            -            1.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.03           -     $      -            0.00%           2.9%
05/24/07           1.00           -            -            1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.4%

                             AUL American Unit Trust
                                   Fifth Third
                            Multi Cap Value (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      451,584  $      539,023          21,770
Receivables: investments sold              3,160  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      454,744
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      454,744         327,148  $         1.39
Band 100                                     -               -              1.40
Band 75                                      -               -              1.42
Band 50                                      -               -              1.43
Band 25                                      -               -              1.44
Band 0                                       -               -              1.45
                                  --------------  --------------
Total                             $      454,744         327,148
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        1,911
   Mortality & expense charges                                             3,560
                                                                  --------------
   Net investment income (loss)                                           (1,649)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (6,785)
   Realized gain distributions                                            68,619
   Net change in unrealized appreciation (depreciation)                  (83,971)
                                                                  --------------
   Net gain (loss)                                                       (22,137)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (23,786)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     (1,649)      $        (120)
   Net realized gain (loss)                                       (6,785)                 18
   Realized gain distributions                                    68,619               8,494
   Net change in unrealized appreciation (depreciation)          (83,971)             (3,273)
                                                            ------------       -------------
Increase (decrease) in net assets from operations                (23,786)              5,119
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      489,259              48,105
   Cost of units redeemed                                        (63,366)             (6,522)
                                                            ------------       -------------
   Increase (decrease)                                           425,893              41,583
                                                            ------------       -------------
Net increase (decrease)                                          402,107              46,702
Net assets, beginning                                             52,637               5,935
                                                            ------------       -------------
Net assets, ending                                          $    454,744       $      52,637
                                                            ============       =============

Units sold                                                       333,292              38,356
Units redeemed                                                   (44,234)             (5,357)
                                                            ------------       -------------
Net increase (decrease)                                          289,058              32,999
Units outstanding, beginning                                      38,090               5,091
                                                            ------------       -------------
Units outstanding, ending                                        327,148              38,090
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     543,678
Cost of units redeemed                                                   (70,532)
Net investment income (loss)                                              (1,810)
Net realized gain (loss)                                                  (6,748)
Realized gain distributions                                               77,595
Net change in unrealized appreciation (depreciation)                     (87,439)
                                                                   -------------
                                                                   $     454,744
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.39           327   $      455           1.25%            0.6%
12/31/06         1.38            38           53           1.25%           18.1%
12/31/05         1.17             5            6           1.25%            6.4%
12/31/04         1.10           -            -             1.25%           10.0%
05/17/04         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.40           -     $      -             1.00%            0.8%
12/31/06         1.39           -            -             1.00%           18.8%
12/31/05         1.17           -            -             1.00%            5.9%
12/31/04         1.11           -            -             1.00%           10.6%
05/17/04         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.42           -     $     -              0.75%            1.1%
12/31/06         1.40           -           -              0.75%           19.1%
12/31/05         1.18           -           -              0.75%            6.2%
12/31/04         1.11           -           -              0.75%           10.7%
05/17/04         1.00           -           -              0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.43           -      $     -             0.50%            1.4%
12/31/06         1.41           -            -             0.50%           19.4%
12/31/05         1.18           -            -             0.50%            6.5%
12/31/04         1.11           -            -             0.50%           10.9%
05/17/04         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.44           -      $     -             0.25%            1.6%
12/31/06         1.42           -            -             0.25%           19.7%
12/31/05         1.18           -            -             0.25%            6.7%
12/31/04         1.11           -            -             0.25%           11.0%
05/17/04         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.45           -      $     -             0.00%            1.9%
12/31/06         1.43           -            -             0.00%           20.0%
12/31/05         1.19           -            -             0.00%            7.0%
12/31/04         1.11           -            -             0.00%           11.2%
05/17/04         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007     2006     2005     2004
0.8%     0.5%     0.1%     0.0%

                             AUL American Unit Trust
                                   Fifth Third
                            Mid Cap Growth (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      436,139  $      533,022          33,385
Receivables: investments sold                860  ==============  ==============
Payables: investments redeemed               (39)
                                  --------------
Net assets                        $      473,010
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      473,010         305,732  $         1.43
Band 100                                     -               -              1.44
Band 75                                      -               -              1.46
Band 50                                      -               -              1.47
Band 25                                      -               -              1.48
Band 0                                       -               -              1.50
                                  --------------  --------------
Total                             $      473,010         305,732
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               678
                                                                  --------------
   Net investment income (loss)                                             (678)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (343)
   Realized gain distributions                                           108,368
   Net change in unrealized appreciation (depreciation)                  (96,053)
                                                                  --------------
   Net gain (loss)                                                        11,972
                                                                  --------------
Increase (decrease) in net assets from operations                 $       11,294
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $       (678)      $         (57)
   Net realized gain (loss)                                         (343)                -
   Realized gain distributions                                   108,368               1,390
   Net change in unrealized appreciation (depreciation)          (96,053)               (835)
                                                            ------------       -------------
Increase (decrease) in net assets from operations                 11,294                 498
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      423,643               3,568
   Cost of units redeemed                                         (4,840)                 (2)
                                                            ------------       -------------
   Increase (decrease)                                           418,803               3,566
                                                            ------------       -------------
Net increase (decrease)                                          430,097               4,064
Net assets, beginning                                              6,913               2,849
                                                            ------------       -------------
Net assets, ending                                          $    437,010       $       6,913
                                                            ============       =============

Units sold                                                       303,882               2,885
Units redeemed                                                    (3,349)                 (2)
                                                            ------------       -------------
Net increase (decrease)                                          300,533               2,883
Units outstanding, beginning                                       5,199               2,316
                                                            ------------       -------------
Units outstanding, ending                                        305,732               5,199
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     429,980
Cost of units redeemed                                                    (4,842)
Net investment income (loss)                                                (743)
Net realized gain (loss)                                                    (343)
Realized gain distributions                                              109,791
Net change in unrealized appreciation (depreciation)                     (96,833)
                                                                   -------------
                                                                   $     437,010
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.43          305    $      437           1.25%            7.5%
12/31/06         1.33            5             7           1.25%            8.1%
12/31/05         1.23            2             3           1.25%            9.8%
12/31/04         1.12          -             -             1.25%           12.0%
05/17/04         1.00          -             -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.44           -     $      -             1.00%            7.7%
12/31/06         1.34           -            -             1.00%            8.4%
12/31/05         1.24           -            -             1.00%            9.5%
12/31/04         1.13           -            -             1.00%           12.9%
05/17/04         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.46           -     $      -             0.75%            8.0%
12/31/06         1.35           -            -             0.75%            8.6%
12/31/05         1.24           -            -             0.75%            9.7%
12/31/04         1.13           -            -             0.75%           13.0%
05/17/04         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.47           -     $      -             0.50%            8.3%
12/31/06         1.36           -            -             0.50%            8.9%
12/31/05         1.25           -            -             0.50%           10.0%
12/31/04         1.13           -            -             0.50%           13.2%
05/17/04         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.48           -     $      -             0.25%            8.5%
12/31/06         1.37           -            -             0.25%            9.2%
12/31/05         1.25           -            -             0.25%           10.3%
12/31/04         1.13           -            -             0.25%           13.4%
05/17/04         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.50           -     $      -             0.00%            8.8%
12/31/06         1.37           -            -             0.00%            9.5%
12/31/05         1.26           -            -             0.00%           10.6%
12/31/04         1.14           -            -             0.00%           13.6%
05/17/04         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007     2006     2005     2004
0.0%     0.0%     0.3%     0.0%

                             AUL American Unit Trust
                                   Fifth Third
                           Strategic Income (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       18,648  $       20,003           1,814
Receivables: investments sold                 94  ==============  ==============
Payables: investments redeemed                (2)
                                  --------------
Net assets                        $       18,740
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       18,740          16,769  $         1.12
Band 100                                     -               -              1.13
Band 75                                      -               -              1.14
Band 50                                      -               -              1.15
Band 25                                      -               -              1.16
Band 0                                       -               -              1.17
                                  --------------  --------------
Total                             $       18,740          16,769
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          165
   Mortality & expense charges                                               394
                                                                  --------------
   Net investment income (loss)                                             (229)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (530)
   Realized gain distributions                                               580
   Net change in unrealized appreciation (depreciation)                   (1,933)
                                                                  --------------
   Net gain (loss)                                                        (1,883)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (2,112)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $       (229)      $         386
   Net realized gain (loss)                                         (530)                 13
   Realized gain distributions                                       580                 315
   Net change in unrealized appreciation (depreciation)           (1,933)                577
                                                            ------------       -------------
Increase (decrease) in net assets from operations                 (2,112)              1,291
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                       34,103              32,819
   Cost of units redeemed                                        (46,854)             (1,139)
                                                            ------------       -------------
   Increase (decrease)                                           (12,751)             31,680
                                                            ------------       -------------
Net increase (decrease)                                          (14,863)             32,971
Net assets, beginning                                             33,603                 632
                                                            ------------       -------------
Net assets, ending                                          $     18,740       $      33,603
                                                            ============       =============

Units sold                                                        27,694              30,034
Units redeemed                                                   (40,513)             (1,031)
                                                            ------------       -------------
Net increase (decrease)                                          (12,819)             29,003
Units outstanding, beginning                                      29,588                 585
                                                            ------------       -------------
Units outstanding, ending                                         16,769              29,588
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $      67,548
Cost of units redeemed                                                   (47,993)
Net investment income (loss)                                                 161
Net realized gain (loss)                                                    (517)
Realized gain distributions                                                  896
Net change in unrealized appreciation (depreciation)                      (1,355)
                                                                   -------------
                                                                   $      18,740
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.12            17   $       19           1.25%           -1.1%
12/31/06         1.13            30           33           1.25%            4.6%
12/31/05         1.08             1            1           1.25%           -0.9%
12/31/04         1.09           -            -             1.25%            9.0%
05/17/04         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.13           -     $      -             1.00%           -0.9%
12/31/06         1.14           -            -             1.00%            5.3%
12/31/05         1.08           -            -             1.00%           -1.1%
12/31/04         1.09           -            -             1.00%            9.2%
05/17/04         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.14           -     $      -             0.75%           -0.6%
12/31/06         1.14           -            -             0.75%            5.5%
12/31/05         1.08           -            -             0.75%           -0.8%
12/31/04         1.09           -            -             0.75%            9.4%
05/17/04         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.15           -     $      -             0.50%           -0.4%
12/31/06         1.15           -            -             0.50%            5.8%
12/31/05         1.09           -            -             0.50%           -0.6%
12/31/04         1.10           -            -             0.50%            9.5%
05/17/04         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.16           -     $      -             0.25%           -0.1%
12/31/06         1.16           -            -             0.25%            6.1%
12/31/05         1.09           -            -             0.25%           -0.3%
12/31/04         1.10           -            -             0.25%            9.7%
05/17/04         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.17           -     $      -             0.00%            0.1%
12/31/06         1.17           -            -             0.00%            6.3%
12/31/05         1.10           -            -             0.00%           -0.1%
12/31/04         1.10           -            -             0.00%            9.9%
05/17/04         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007     2006     2005     2004
0.6%     3.2%     2.0%     0.0%

                             AUL American Unit Trust
                                   Fifth Third
                            Quality Growth (Advisor)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          447  $          469              25
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed                (1)
                                  --------------
Net assets                        $          446
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          446             329  $         1.36
Band 100                                     -               -              1.37
Band 75                                      -               -              1.38
Band 50                                      -               -              1.39
Band 25                                      -               -              1.41
Band 0                                       -               -              1.42
                                  --------------  --------------
Total                             $          446             329
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                                 2
                                                                  --------------
   Net investment income (loss)                                               (2)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                                59
   Net change in unrealized appreciation (depreciation)                      (22)
                                                                  --------------
   Net gain (loss)                                                            37
                                                                  --------------
Increase (decrease) in net assets from operations                 $           35
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $         (2)      $        -
   Net realized gain (loss)                                          -                  -
   Realized gain distributions                                        59                -
   Net change in unrealized appreciation (depreciation)              (22)               -
                                                            ------------       -------------
Increase (decrease) in net assets from operations                     35                -
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                          413                -
   Cost of units redeemed                                             (2)               -
                                                            ------------       -------------
   Increase (decrease)                                               411                -
                                                            ------------       -------------
Net increase (decrease)                                              446                -
Net assets, beginning                                                -                  -
                                                            ------------       -------------
Net assets, ending                                          $        446       $        -
                                                            ============       =============

Units sold                                                           330                -
Units redeemed                                                        (1)               -
                                                            ------------       -------------
Net increase (decrease)                                              329                -
Units outstanding, beginning                                         -                  -
                                                            ------------       -------------
Units outstanding, ending                                            329                -
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         413
Cost of units redeemed                                                        (2)
Net investment income (loss)                                                  (2)
Net realized gain (loss)                                                     -
Realized gain distributions                                                   59
Net change in unrealized appreciation (depreciation)                         (22)
                                                                   -------------
                                                                   $         446
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.36             0   $        0           1.25%           19.4%
12/31/06         1.14           -            -             1.25%            3.3%
12/31/05         1.10           -            -             1.25%            3.8%
12/31/04         1.06           -            -             1.25%            6.0%
05/17/04         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.37           -     $      -             1.00%           19.7%
12/31/06         1.14           -            -             1.00%            3.4%
12/31/05         1.11           -            -             1.00%            4.5%
12/31/04         1.06           -            -             1.00%            5.9%
05/17/04         1.00           -            -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.38           -     $      -             0.75%           20.0%
12/31/06         1.15           -            -             0.75%            3.6%
12/31/05         1.11           -            -             0.75%            4.8%
12/31/04         1.06           -            -             0.75%            6.0%
05/17/04         1.00           -            -             0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.39           -     $      -             0.50%           20.3%
12/31/06         1.16           -            -             0.50%            3.9%
12/31/05         1.12           -            -             0.50%            5.0%
12/31/04         1.06           -            -             0.50%            6.2%
05/17/04         1.00           -            -             0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.41           -     $      -             0.25%           20.6%
12/31/06         1.17           -            -             0.25%            4.1%
12/31/05         1.12           -            -             0.25%            5.3%
12/31/04         1.06           -            -             0.25%            6.3%
05/17/04         1.00           -            -             0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.42           -     $      -             0.00%           21.3%
12/31/06         1.17           -            -             0.00%            4.5%
12/31/05         1.12           -            -             0.00%            5.2%
12/31/04         1.07           -            -             0.00%            6.5%
05/17/04         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007     2006     2005     2004
0.0%     0.0%     0.0%     0.0%

                             AUL American Unit Trust
                                     Dreyfus
                             Premier Future Leaders

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       29,900  $       34,515           2,593
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed                (6)
                                  --------------
Net assets                        $       29,894
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       29,894          28,774   $        1.04
Band 100                                     -               -              1.05
Band 75                                      -               -              1.05
Band 50                                      -               -              1.06
Band 25                                      -               -              1.07
Band 0                                       -               -              1.08
                                  --------------  --------------
Total                             $       29,894          28,774
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               394
                                                                  --------------
   Net investment income (loss)                                             (394)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (7,780)
   Realized gain distributions                                             4,944
   Net change in unrealized appreciation (depreciation)                   (1,460)
                                                                  --------------
   Net gain (loss)                                                        (4,296)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (4,690)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $       (394)      $        (152)
   Net realized gain (loss)                                       (7,780)                 (1)
   Realized gain distributions                                     4,944               4,645
   Net change in unrealized appreciation
      (depreciation)                                              (1,460)             (3,155)
                                                            ------------       -------------
Increase (decrease) in net assets from operations                 (4,690)              1,337
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                       44,368              38,299
   Cost of units redeemed                                        (36,377)            (13,043)
                                                            ------------       -------------
   Increase (decrease)                                             7,991              25,256
                                                            ------------       -------------
Net increase (decrease)                                            3,301              26,593
Net assets, beginning                                             26,593                 -
                                                            ------------       -------------
Net assets, ending                                          $     29,894       $      26,593
                                                            ============       =============

Units sold                                                        41,436              34,387
Units redeemed                                                   (34,989)            (12,060)
                                                            ------------       -------------
Net increase (decrease)                                            6,447              22,327
Units outstanding, beginning                                      22,327                 -
                                                            ------------       -------------
Units outstanding, ending                                         28,774              22,327
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                       $      82,667
Cost of units redeemed                                                               (49,420)
Net investment income (loss)                                                            (546)
Net realized gain (loss)                                                              (7,781)
Realized gain distributions                                                            9,589
Net change in unrealized appreciation (depreciation)                                  (4,615)
                                                                               -------------
                                                                               $      29,894
                                                                               =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.04            29    $      30           1.25%          -12.9%
12/31/06         1.19            22           27           1.25%            6.5%
12/31/05         1.12           -            -             1.25%            8.7%
12/31/04         1.03           -            -             1.25%            3.0%
12/13/04         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.05           -     $      -             1.00%          -12.7%
12/31/06         1.20           -            -             1.00%            7.0%
12/31/05         1.12           -            -             1.00%            9.0%
12/31/04         1.03           -            -             1.00%            2.7%
12/13/04         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.05           -     $      -             0.75%          -12.4%
12/31/06         1.20           -            -             0.75%            7.3%
12/31/05         1.12           -            -             0.75%            9.3%
12/31/04         1.03           -            -             0.75%            2.7%
12/13/04         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.06           -     $      -             0.50%          -12.2%
12/31/06         1.21           -            -             0.50%            7.6%
12/31/05         1.13           -            -             0.50%            9.5%
12/31/04         1.03           -            -             0.50%            2.8%
12/13/04         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.07           -     $      -             0.25%          -12.0%
12/31/06         1.22           -            -             0.25%            7.8%
12/31/05         1.13           -            -             0.25%            9.8%
12/31/04         1.03           -            -             0.25%            2.8%
12/13/04         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.08           -     $      -             0.00%          -11.8%
12/31/06         1.22           -            -             0.00%            8.1%
12/31/05         1.13           -            -             0.00%           10.1%
12/31/04         1.03           -            -             0.00%            2.8%
12/13/04         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007    2006    2005    2004
0.0%    0.0%    0.0%    0.0%

                             AUL American Unit Trust
                                     Dreyfus
                      Premier Structured Mid Cap (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      943,462  $    1,004,883          50,286
Receivables: investments sold                     ==============  ==============
Payables: investments redeemed            (1,617)
                                  --------------
Net assets                        $      941,845
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      941,845         751,410  $         1.25
Band 100                                     -               -              1.26
Band 75                                      -               -              1.27
Band 50                                      -               -              1.28
Band 25                                      -               -              1.29
Band 0                                       -               -              1.30
                                  --------------  --------------
Total                             $      941,845         751,410
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             9,706
                                                                  --------------
   Net investment income (loss)                                           (9,706)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               35,495
   Realized gain distributions                                            53,541
   Net change in unrealized appreciation (depreciation)                  (88,134)
                                                                  --------------
   Net gain (loss)                                                           902
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (8,804)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     (9,706)      $      (3,409)
   Net realized gain (loss)                                       35,495               2,413
   Realized gain distributions                                    53,541              12,273
   Net change in unrealized appreciation
      (depreciation)                                             (88,134)             20,988
                                                            ------------       -------------
Increase (decrease) in net assets from operations                 (8,804)             32,265
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      767,068             346,853
   Cost of units redeemed                                       (283,335)            (19,612)
                                                            ------------       -------------
   Increase (decrease)                                           483,733             327,241
                                                            ------------       -------------
Net increase (decrease)                                          474,929             359,506
Net assets, beginning                                            466,916             107,410
                                                            ------------       -------------
Net assets, ending                                          $    941,845       $     466,916
                                                            ============       =============

Units sold                                                       600,078             297,304
Units redeemed                                                  (225,169)            (17,229)
                                                            ------------       -------------
Net increase (decrease)                                          374,909             280,075
Units outstanding, beginning                                     376,501              96,426
                                                            ------------       -------------
Units outstanding, ending                                        751,410             376,501
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                       $   1,261,661
Cost of units redeemed                                                              (350,607)
Net investment income (loss)                                                         (13,671)
Net realized gain (loss)                                                              38,048
Realized gain distributions                                                           67,835
Net change in unrealized appreciation (depreciation)                                 (61,421)
                                                                               -------------
                                                                               $     941,845
                                                                               =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.25           751   $      942           1.25%            1.1%
12/31/06         1.24           377          467           1.25%           11.7%
12/31/05         1.11            96          107           1.25%            7.8%
12/31/04         1.03           -            -             1.25%            3.0%
12/13/04         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.26           -     $      -             1.00%            1.3%
12/31/06         1.25           -            -             1.00%           11.6%
12/31/05         1.12           -            -             1.00%            8.7%
12/31/04         1.03           -            -             1.00%            2.7%
12/13/04         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.27           -     $      -             0.75%            1.6%
12/31/06         1.25           -            -             0.75%           11.9%
12/31/05         1.12           -            -             0.75%            9.0%
12/31/04         1.03           -            -             0.75%            2.7%
12/13/04         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.28           -     $      -             0.50%            1.8%
12/31/06         1.26           -            -             0.50%           12.2%
12/31/05         1.12           -            -             0.50%            9.3%
12/31/04         1.03           -            -             0.50%            2.8%
12/13/04         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.29           -     $      -             0.25%            2.1%
12/31/06         1.27           -            -             0.25%           12.4%
12/31/05         1.13           -            -             0.25%            9.5%
12/31/04         1.03           -            -             0.25%            2.8%
12/13/04         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value         (000s)       (000s)     Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.30           -     $      -             0.00%            2.4%
12/31/06         1.27           -            -             0.00%           12.7%
12/31/05         1.13           -            -             0.00%            9.8%
12/31/04         1.03           -            -             0.00%            2.8%
12/13/04         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007    2006    2005    2004
0.0%    0.0%    0.0%    0.0%

                             AUL American Unit Trust
                                     Dreyfus
                          Premier Health Care (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -     $         -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -     $        1.12
Band 100                                     -               -              1.12
Band 75                                      -               -              1.13
Band 50                                      -               -              1.13
Band 25                                      -               -              1.13
Band 0                                       -               -              1.14
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                              Year ended       from 10/23/06
                                                              12/31/2007       to 12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $        -         $         -
   Net realized gain (loss)                                          -                   -
   Realized gain distributions                                       -                   -
   Net change in unrealized appreciation
      (depreciation)                                                 -                   -
                                                            ------------       -------------
Increase (decrease) in net assets from operations                    -                   -
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                          -                   -
   Cost of units redeemed                                            -                   -
                                                            ------------       -------------
   Increase (decrease)                                               -                   -
                                                            ------------       -------------
Net increase (decrease)                                              -                   -
Net assets, beginning                                                -                   -
                                                            ------------       -------------
Net assets, ending                                          $        -         $         -
                                                            ============       =============

Units sold                                                           -                   -
Units redeemed                                                       -                   -
                                                            ------------       -------------
Net increase (decrease)                                              -                   -
Units outstanding, beginning                                         -                   -
                                                            ------------       -------------
Units outstanding, ending                                            -                   -
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                       $         -
Cost of units redeemed                                                                   -
Net investment income (loss)                                                             -
Net realized gain (loss)                                                                 -
Realized gain distributions                                                              -
Net change in unrealized appreciation (depreciation)                                     -
                                                                               -------------
                                                                               $         -
                                                                               =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.12          -     $      -              1.25%           13.2%
12/31/06         0.99          -            -              1.25%           -1.1%
10/23/06         1.00          -            -              1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                             Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.12          -     $      -              1.00%           13.4%
12/31/06         0.99          -            -              1.00%           -1.0%
10/23/06         1.00          -            -              1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.13          -     $      -              0.75%           13.7%
12/31/06         0.99          -            -              0.75%           -1.0%
10/23/06         1.00          -            -              0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.13          -      $     -              0.50%           14.0%
12/31/06         0.99          -            -              0.50%           -0.9%
10/23/06         1.00          -            -              0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.13          -     $      -              0.25%           14.3%
12/31/06         0.99          -            -              0.25%           -0.9%
10/23/06         1.00          -            -              0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.14          -      $     -              0.00%           14.6%
12/31/06         0.99          -            -              0.00%           -0.9%
10/23/06         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007    2006
0.0%    0.0%

                             AUL American Unit Trust
                                     Dreyfus
                          Premier Health Care (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -             -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -              -     $         1.11
Band 100                                     -              -               1.12
Band 75                                      -              -               1.12
Band 50                                      -              -               1.12
Band 25                                      -              -               1.13
Band 0                                       -              -               1.13
                                  --------------  --------------
Total                             $          -              -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                              Year ended       from 10/23/06
                                                              12/31/2007       to 12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $        -         $         -
   Net realized gain (loss)                                          -                   -
   Realized gain distributions                                       -                   -
   Net change in unrealized appreciation (depreciation)              -                   -
                                                            ------------       -------------
Increase (decrease) in net assets from operations                    -                   -
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                          -                   -
   Cost of units redeemed                                            -                   -
                                                            ------------       -------------
   Increase (decrease)                                               -                   -
                                                            ------------       -------------
Net increase (decrease)                                              -                   -
Net assets, beginning                                                -                   -
                                                            ------------       -------------
Net assets, ending                                          $        -         $         -
                                                            ============       =============

Units sold                                                           -                   -
Units redeemed                                                       -                   -
                                                            ------------       -------------
Net increase (decrease)                                              -                   -
Units outstanding, beginning                                         -                   -
                                                            ------------       -------------
Units outstanding, ending                                            -                   -
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                       $         -
Cost of units redeemed                                                                   -
Net investment income (loss)                                                             -
Net realized gain (loss)                                                                 -
Realized gain distributions                                                              -
Net change in unrealized appreciation (depreciation)                                     -
                                                                               -------------
                                                                               $         -
                                                                               =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07    $    1.11          -     $      -             1.25%            12.5%
12/31/06         0.99          -            -             1.25%            -1.1%
10/23/06         1.00          -            -             1.25%             0.0%

                                   BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.12          -      $     -              1.00%           12.8%
12/31/06         0.99          -            -              1.00%           -1.1%
10/23/06         1.00          -            -              1.00%            0.0%

                                   BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $    1.12           -      $     -              0.75%           13.0%
12/31/06        0.99           -            -              0.75%           -1.0%
10/23/06        1.00           -            -              0.75%            0.0%

                                   BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.12          -     $      -              0.50%           13.3%
12/31/06         0.99          -            -              0.50%           -1.0%
10/23/06         1.00          -            -              0.50%            0.0%

                                   BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.13          -     $      -              0.25%           13.6%
12/31/06         0.99          -            -              0.25%           -0.9%
10/23/06         1.00          -            -              0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.13          -      $     -              0.00%           13.9%
12/31/06         0.99          -            -              0.00%           -0.9%
10/23/06         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007    2006
0.0%    0.0%

                             AUL American Unit Trust
                                     Dreyfus
                     Premier International Equity (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $           90  $           98             2
Receivables: investments sold                  8  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $           98
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $           98              86   $        1.14
Band 100                                     -               -              1.14
Band 75                                      -               -              1.15
Band 50                                      -               -              1.15
Band 25                                      -               -              1.15
Band 0                                       -               -              1.16
                                  --------------  --------------
Total                             $           98              86
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $            1
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                                1
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)
   Realized gain distributions                                                 5
   Net change in unrealized appreciation (depreciation)                       (8)
                                                                  --------------
   Net gain (loss)                                                            (3)
                                                                  --------------
Increase (decrease) in net assets from operations                 $           (2)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                              Year ended       from 10/23/06
                                                              12/31/2007       to 12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $          1       $         -
   Net realized gain (loss)                                          -                   -
   Realized gain distributions                                         5                 -
   Net change in unrealized appreciation (depreciation)               (8)                -
                                                            ------------       -------------
Increase (decrease) in net assets from operations                     (2)                -
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                          100                 -
   Cost of units redeemed                                            -                   -
                                                            ------------       -------------
   Increase (decrease)                                               100                 -
                                                            ------------       -------------
Net increase (decrease)                                               98                 -
Net assets, beginning                                                -                   -
                                                            ------------       -------------
Net assets, ending                                          $         98       $         -
                                                            ============       =============

Units sold                                                            86                 -
Units redeemed                                                       -                   -
                                                            ------------       -------------
Net increase (decrease)                                               86                 -
Units outstanding, beginning                                         -                   -
                                                            ------------       -------------
Units outstanding, ending                                            86                  -
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         100
Cost of units redeemed                                                       -
Net investment income (loss)                                                   1
Net realized gain (loss)                                                     -
Realized gain distributions                                                    5
Net change in unrealized appreciation (depreciation)                          (8)
                                                                   -------------
                                                                   $          98
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.14          0     $      0              1.25%            5.2%
12/31/06         1.08          -            -              1.25%            8.2%
10/23/06         1.00          -            -              1.25%            0.0%

                                   BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.14          -      $     -              1.00%            5.5%
12/31/06         1.08          -            -              1.00%            8.3%
10/23/06         1.00          -            -              1.00%            0.0%

                                   BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.15          -     $      -              0.75%            5.7%
12/31/06         1.08          -            -              0.75%            8.3%
10/23/06         1.00          -            -              0.75%            0.0%

                                   BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.15          -     $      -              0.50%            6.0%
12/31/06         1.08          -            -              0.50%            8.4%
10/23/06         1.00          -            -              0.50%            0.0%

                                   BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.15          -     $      -              0.25%            6.3%
12/31/06         1.08          -            -              0.25%            8.4%
10/23/06         1.00          -            -              0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.16          -     $      -              0.00%            6.5%
12/31/06         1.08          -            -              0.00%            8.5%
10/23/06         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007    2006
2.0%    0.0%

                             AUL American Unit Trust
                                     Dreyfus
                     Premier International Equity (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -             -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $        1.13
Band 100                                     -               -             1.13
Band 75                                      -               -             1.14
Band 50                                      -               -             1.14
Band 25                                      -               -             1.14
Band 0                                       -               -             1.15
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                              Year ended       from 10/23/06
                                                              12/31/2007       to 12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $        -         $         -
   Net realized gain (loss)                                          -                   -
   Realized gain distributions                                       -                   -
   Net change in unrealized appreciation (depreciation)              -                   -
                                                            ------------       -------------
Increase (decrease) in net assets from operations                    -                   -
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                          -                   -
   Cost of units redeemed                                            -                   -
                                                            ------------       -------------
   Increase (decrease)                                               -                   -
                                                            ------------       -------------
Net increase (decrease)                                              -                   -
Net assets, beginning                                                -                   -
                                                            ------------       -------------
Net assets, ending                                          $        -         $         -
                                                            ============       =============

Units sold                                                           -                   -
Units redeemed                                                       -                   -
                                                            ------------       -------------
Net increase (decrease)                                              -                   -
Units outstanding, beginning                                         -                   -
                                                            ------------       -------------
Units outstanding, ending                                            -                   -
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                       $         -
Cost of units redeemed                                                                   -
Net investment income (loss)                                                             -
Net realized gain (loss)                                                                 -
Realized gain distributions                                                              -
Net change in unrealized appreciation (depreciation)                                     -
                                                                               -------------
                                                                               $         -
                                                                               =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.13          -     $      -              1.25%            4.4%
12/31/06         1.08          -            -              1.25%            8.2%
10/23/06         1.00          -            -              1.25%            0.0%

                                   BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.13          -     $      -              1.00%            4.7%
12/31/06         1.08          -            -              1.00%            8.2%
10/23/06         1.00          -            -              1.00%            0.0%

                                   BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.14          -     $      -              0.75%            5.0%
12/31/06         1.08          -            -              0.75%            8.3%
10/23/06         1.00          -            -              0.75%            0.0%

                                   BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07    $      1.14        -     $      -              0.50%            5.2%
12/31/06           1.08        -            -              0.50%            8.3%
10/23/06           1.00        -            -              0.50%            0.0%

                                   BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.14          -     $      -              0.25%            5.5%
12/31/06         1.08          -            -              0.25%            8.4%
10/23/06         1.00          -            -              0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.15          -     $      -              0.00%            5.8%
12/31/06         1.08          -            -              0.00%            8.4%
10/23/06         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007    2006
0.0%    0.0%

                             AUL American Unit Trust
                                     Dreyfus
                               Premier New Leaders

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      129,715  $      162,277           2,884
Receivables: investments sold                 46  ==============  ==============
Payables: investments redeemed                (1)
                                  --------------
Net assets                        $      129,760
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      129,760         109,893  $         1.18
Band 100                                     -               -              1.19
Band 75                                      -               -              1.20
Band 50                                      -               -              1.21
Band 25                                      -               -              1.22
Band 0                                       -               -              1.23
                                  --------------  --------------
Total                             $      129,760         109,893
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             3,097
                                                                  --------------
   Net investment income (loss)                                           (3,097)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (9,508)
   Realized gain distributions                                            22,297
   Net change in unrealized appreciation (depreciation)                  (29,258)
                                                                  --------------
   Net gain (loss)                                                       (16,469)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (19,566)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     (3,097)      $        (936)
   Net realized gain (loss)                                       (9,508)              6,271
   Realized gain distributions                                    22,297              12,837
   Net change in unrealized appreciation (depreciation)          (29,258)               (531)
                                                            ------------       -------------
Increase (decrease) in net assets from operations                (19,566)             17,641
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      248,883             200,776
   Cost of units redeemed                                       (225,234)           (158,869)
                                                            ------------       -------------
   Increase (decrease)                                            23,649              41,907
                                                            ------------       -------------
Net increase (decrease)                                            4,083              59,548
Net assets, beginning                                            125,677              66,129
                                                            ------------       -------------
Net assets, ending                                          $    129,760 $           125,677
                                                            ============       =============

Units sold                                                      192,103              176,993
Units redeemed                                                 (182,104)            (134,711)
                                                            ------------       -------------
Net increase (decrease)                                           9,999               42,282
Units outstanding, beginning                                     99,894               57,612
                                                            ------------       -------------
Units outstanding, ending                                       109,893               99,894
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                       $     516,053
Cost of units redeemed                                                              (384,104)
Net investment income (loss)                                                          (3,929)
Net realized gain (loss)                                                              (3,237)
Realized gain distributions                                                           37,539
Net change in unrealized appreciation (depreciation)                                 (32,562)
                                                                               -------------
                                                                               $     129,760
                                                                               =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.18           110   $      130           1.25%           -6.2%
12/31/06         1.26           100          126           1.25%            9.4%
12/31/05         1.15            57           66           1.25%           12.7%
12/31/04         1.02           -            -             1.25%            2.0%
12/13/04         1.00           -            -             1.25%            0.0%

                                   BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.19          -     $      -              1.00%           -5.9%
12/31/06         1.26          -            -              1.00%            9.9%
12/31/05         1.15          -            -              1.00%           13.3%
12/31/04         1.02          -            -              1.00%            1.6%
12/13/04         1.00          -            -              1.00%            0.0%

                                   BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.20          -     $      -              0.75%           -5.7%
12/31/06         1.27          -            -              0.75%           10.2%
12/31/05         1.15          -            -              0.75%           13.6%
12/31/04         1.02          -            -              0.75%            1.6%
12/13/04         1.00          -            -              0.75%            0.0%

                                   BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.21          -     $      -              0.50%           -5.4%
12/31/06         1.28          -            -              0.50%           10.4%
12/31/05         1.16          -            -              0.50%           13.9%
12/31/04         1.02          -            -              0.50%            1.6%
12/13/04         1.00          -            -              0.50%            0.0%

                                   BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.22          -     $      -              0.25%           -5.2%
12/31/06         1.28          -            -              0.25%           10.7%
12/31/05         1.16          -            -              0.25%           14.2%
12/31/04         1.02          -            -              0.25%            1.6%
12/13/04         1.00          -            -              0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.23          -     $      -              0.00%           -5.0%
12/31/06         1.29          -            -              0.00%           11.0%
12/31/05         1.16          -            -              0.00%           14.4%
12/31/04         1.02          -            -              0.00%            1.6%
12/13/04         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007    2006    2005    2004
0.0%    0.2%    0.9%    0.0%

                             AUL American Unit Trust
                                     Dreyfus
                       Premier Worldwide Growth (Class T)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       21,895  $       21,272             478
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed                (5)
                                  --------------
Net assets                        $       21,890
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       21,890          15,620   $        1.40
Band 100                                     -               -              1.41
Band 75                                      -               -              1.42
Band 50                                      -               -              1.43
Band 25                                      -               -              1.44
Band 0                                       -               -              1.46
                                  --------------  --------------
Total                             $       21,890          15,620
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          281
   Mortality & expense charges                                               239
                                                                  --------------
   Net investment income (loss)                                               42
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  978
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      346
                                                                  --------------
   Net gain (loss)                                                         1,324
                                                                  --------------
Increase (decrease) in net assets from operations                 $        1,366
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $         42       $          41
   Net realized gain (loss)                                          978                 -
   Realized gain distributions                                       -                   -
   Net change in unrealized appreciation (depreciation)              346                 277
                                                            ------------       -------------
Increase (decrease) in net assets from operations                  1,366                 318
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                       24,478              11,259
   Cost of units redeemed                                        (15,528)                 (3)
                                                            ------------       -------------
   Increase (decrease)                                             8,950              11,256
                                                            ------------       -------------
Net increase (decrease)                                           10,316              11,574
Net assets, beginning                                             11,574                 -
                                                            ------------       -------------
Net assets, ending                                          $     21,890       $      11,574
                                                            ============       =============

Units sold                                                        18,182               9,004
Units redeemed                                                   (11,564)                 (2)
                                                            ------------       -------------
Net increase (decrease)                                            6,618               9,002
Units outstanding, beginning                                       9,002                 -
                                                            ------------       -------------
Units outstanding, ending                                         15,620               9,002
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                       $      35,737
Cost of units redeemed                                                               (15,531)
Net investment income (loss)                                                              83
Net realized gain (loss)                                                                 978
Realized gain distributions                                                              -
Net change in unrealized appreciation (depreciation)                                     623
                                                                               -------------
                                                                               $      21,890
                                                                               =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                   BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.40           16   $       22            1.25%            9.0%
12/31/06         1.29            9           12            1.25%           19.1%
12/31/05         1.08          -            -              1.25%            5.9%
12/31/04         1.02          -            -              1.25%            2.0%
12/13/04         1.00          -            -              1.25%            0.0%

                                   BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.41          -     $      -              1.00%            9.3%
12/31/06         1.29          -            -              1.00%           19.1%
12/31/05         1.08          -            -              1.00%            6.2%
12/31/04         1.02          -            -              1.00%            2.1%
12/13/04         1.00          -            -              1.00%            0.0%

                                   BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.42          -     $      -              0.75%            9.5%
12/31/06         1.30          -            -              0.75%           19.4%
12/31/05         1.09          -            -              0.75%            6.5%
12/31/04         1.02          -            -              0.75%            2.1%
12/13/04         1.00          -            -              0.75%            0.0%

                                   BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.43          -     $      -              0.50%            9.8%
12/31/06         1.31          -            -              0.50%           19.7%
12/31/05         1.09          -            -              0.50%            6.8%
12/31/04         1.02          -            -              0.50%            2.1%
12/13/04         1.00          -            -              0.50%            0.0%

                                   BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.44          -     $      -              0.25%           10.1%
12/31/06         1.31          -            -              0.25%           20.0%
12/31/05         1.09          -            -              0.25%            7.0%
12/31/04         1.02          -            -              0.25%            2.1%
12/13/04         1.00          -            -              0.25%            0.0%

                                   BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.46          -     $      -              0.00%           10.4%
12/31/06         1.32          -            -              0.00%           20.3%
12/31/05         1.10          -            -              0.00%            7.3%
12/31/04         1.02          -            -              0.00%            2.2%
12/13/04         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007    2006    2005    2004
1.7%    1.0%    0.0%    0.0%

                             AUL American Unit Trust
                                     Dreyfus
                             Premier Small Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      117,177  $      146,692           6,986
Receivables: investments sold                  2  ==============  ==============
Payables: investments redeemed               (25)
                                  --------------
Net assets                        $      117,154
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       90,557          86,412  $         1.05
Band 100                                     -               -              1.06
Band 75                                      -               -              1.06
Band 50                                      -               -              1.07
Band 25                                      -               -              1.08
Band 0                                    26,597          24,430            1.09
                                  --------------  --------------
Total                             $      117,154         110,842
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             1,017
                                                                  --------------
   Net investment income (loss)                                           (1,017)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (508)
   Realized gain distributions                                            18,748
   Net change in unrealized appreciation (depreciation)                  (30,227)
                                                                  --------------
   Net gain (loss)                                                       (11,987)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (13,004)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     (1,017)      $        (378)
   Net realized gain (loss)                                         (508)                (49)
   Realized gain distributions                                    18,748               6,330
   Net change in unrealized appreciation (depreciation)          (30,227)                716
                                                            ------------       -------------
Increase (decrease) in net assets from operations                (13,004)              6,619
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                       73,471              85,682
   Cost of units redeemed                                        (19,412)            (16,459)
                                                            ------------       -------------
   Increase (decrease)                                            54,059              69,223
                                                            ------------       -------------
Net increase (decrease)                                           41,055              75,842
Net assets, beginning                                             76,099                 257
                                                            ------------       -------------
Net assets, ending                                          $    117,154       $      76,099
                                                            ============       =============

Units sold                                                        62,643              79,452
Units redeemed                                                   (16,727)            (14,772)
                                                            ------------       -------------
Net increase (decrease)                                           45,916              64,680
Units outstanding, beginning                                      64,926                 246
                                                            ------------       -------------
Units outstanding, ending                                        110,842              64,926
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                       $     159,412
Cost of units redeemed                                                               (35,871)
Net investment income (loss)                                                          (1,395)
Net realized gain (loss)                                                                (557)
Realized gain distributions                                                           25,080
Net change in unrealized appreciation (depreciation)                                 (29,515)
                                                                               -------------
                                                                               $     117,154
                                                                               =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.05            86   $       91           1.25%          -10.2%
12/31/06         1.17            54           63           1.25%           12.2%
12/31/05         1.04           -            -             1.25%            1.0%
12/31/04         1.03           -            -             1.25%            3.0%
12/13/04         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.06           -     $      -             1.00%          -10.0%
12/31/06         1.17           -            -             1.00%           12.1%
12/31/05         1.05           -            -             1.00%            1.6%
12/31/04         1.03           -            -             1.00%            3.0%
12/13/04         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.06           -     $      -             0.75%           -9.7%
12/31/06         1.18           -            -             0.75%           12.4%
12/31/05         1.05           -            -             0.75%            1.9%
12/31/04         1.03           -            -             0.75%            3.0%
12/13/04         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.07           -     $      -             0.50%           -9.5%
12/31/06         1.19           -            -             0.50%           12.7%
12/31/05         1.05           -            -             0.50%            2.1%
12/31/04         1.03           -            -             0.50%            3.0%
12/13/04         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.08           -     $      -             0.25%           -9.3%
12/31/06         1.19           -            -             0.25%           13.0%
12/31/05         1.05           -            -             0.25%            2.4%
12/31/04         1.03           -            -             0.25%            3.0%
12/13/04         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.09            24   $       27           0.00%           -9.1%
12/31/06         1.20            11           13           0.00%           13.2%
12/31/05         1.06           -            -             0.00%            2.6%
12/31/04         1.03           -            -             0.00%            3.0%
12/13/04         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005       2004
0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                     Dreyfus
                              Premier Third Century

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       47,853  $       46,253           4,990
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               (12)
                                  --------------
Net assets                        $       47,841
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       47,841          41,616  $         1.15
Band 100                                     -               -              1.16
Band 75                                      -               -              1.17
Band 50                                      -               -              1.18
Band 25                                      -               -              1.19
Band 0                                       -               -              1.19
                                  --------------  --------------
Total                             $       47,841          41,616
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               316
                                                                  --------------
   Net investment income (loss)                                             (316)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   18
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      782
                                                                  --------------
   Net gain (loss)                                                           800
                                                                  --------------
Increase (decrease) in net assets from operations                 $          484
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Year ended          Year ended
                                                              12/31/2007          12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $       (316)      $         (77)
   Net realized gain (loss)                                           18                 -
   Realized gain distributions                                       -                   -
   Net change in unrealized appreciation (depreciation)              782                 799
                                                            ------------       -------------
Increase (decrease) in net assets from operations                    484                 722
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                       31,650              12,832
   Cost of units redeemed                                             (9)                 (3)
                                                            ------------       -------------
   Increase (decrease)                                            31,641              12,829
                                                            ------------       -------------
Net increase (decrease)                                           32,125              13,551
Net assets, beginning                                             15,716               2,165
                                                            ------------       -------------
Net assets, ending                                          $     47,841       $      15,716
                                                            ============       =============

Units sold                                                        27,220              12,284
Units redeemed                                                        (6)                 (2)
                                                            ------------       -------------
Net increase (decrease)                                           27,214              12,282
Units outstanding, beginning                                      14,402               2,120
                                                            ------------       -------------
Units outstanding, ending                                         41,616              14,402
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                                       $      46,634
Cost of units redeemed                                                                   (12)
Net investment income (loss)                                                            (399)
Net realized gain (loss)                                                                  18
Realized gain distributions                                                              -
Net change in unrealized appreciation (depreciation)                                   1,600
                                                                               -------------
                                                                               $      47,841
                                                                               =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.15            42   $       48           1.25%            5.3%
12/31/06         1.09            14           16           1.25%            7.0%
12/31/05         1.02             2            2           1.25%            2.0%
12/31/04         1.00           -            -             1.25%            0.0%
12/13/04         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.16           -     $      -             1.00%            5.6%
12/31/06         1.10           -            -             1.00%            7.1%
12/31/05         1.02           -            -             1.00%            1.6%
12/31/04         1.01           -            -             1.00%            0.8%
12/13/04         1.00           -            -             1.00%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.17           -     $      -             0.75%            5.9%
12/31/06         1.10           -            -             0.75%            7.4%
12/31/05         1.03           -            -             0.75%            1.8%
12/31/04         1.01           -            -             0.75%            0.8%
12/13/04         1.00           -            -             0.75%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.18           -     $      -             0.50%            6.1%
12/31/06         1.11           -            -             0.50%            7.6%
12/31/05         1.03           -            -             0.50%            2.1%
12/31/04         1.01           -            -             0.50%            0.8%
12/13/04         1.00           -            -             0.50%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.19           -     $      -             0.25%            6.4%
12/31/06         1.11           -            -             0.25%            7.9%
12/31/05         1.03           -            -             0.25%            2.3%
12/31/04         1.01           -            -             0.25%            0.9%
12/13/04         1.00           -            -             0.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.19           -     $      -             0.00%            6.7%
12/31/06         1.12           -            -             0.00%            8.2%
12/31/05         1.03           -            -             0.00%            2.6%
12/31/04         1.01           -            -             0.00%            0.9%
12/13/04         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005       2004
0.0%       0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                     Dreyfus
                          Premier New Leaders (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      110,192  $      126,827           3,437
Receivables: investments sold                 76  ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      110,268
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      110,268         124,971  $         0.88
Band 100                                     -                -             0.88
Band 75                                      -                -             0.89
Band 50                                      -                -             0.89
Band 25                                      -                -             0.89
Band 0                                       -                -             0.89
                                  --------------  --------------
Total                             $      110,268         124,971
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          357
   Mortality & expense charges                                                64
                                                                  --------------
   Net investment income (loss)                                              293
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   (7)
   Realized gain distributions                                            15,853
   Net change in unrealized appreciation (depreciation)                  (16,635)
                                                                  --------------
   Net gain (loss)                                                          (789)
                                                                  --------------
Increase (decrease) in net assets from operations                 $         (496)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 5/24/07
                                                                    to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          293
   Net realized gain (loss)                                                   (7)
   Realized gain distributions                                            15,853
   Net change in unrealized appreciation (depreciation)                  (16,635)
                                                                  --------------
Increase (decrease) in net assets from operations                           (496)
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                              111,173
   Cost of units redeemed                                                   (409)
                                                                  --------------
   Increase (decrease)                                                   110,764
                                                                  --------------
Net increase (decrease)                                                  110,268
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $      110,268
                                                                  ==============

Units sold                                                               125,441
Units redeemed                                                              (470)
                                                                  --------------
Net increase (decrease)                                                  124,971
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                124,971
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $     111,173
Cost of units redeemed                                                     (409)
Net investment income (loss)                                                293
Net realized gain (loss)                                                     (7)
Realized gain distributions                                              15,853
Net change in unrealized appreciation (depreciation)                    (16,635)
                                                                  -------------
                                                                  $     110,268
                                                                  =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.88           125   $      110           1.25%          -11.8%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.88           -     $      -             1.00%          -11.6%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.89           -     $      -             0.75%          -11.5%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.89           -     $      -             0.50%          -11.4%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.89           -     $      -             0.25%          -11.2%
05/24/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.89           -     $      -             0.00%          -11.1%
05/24/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.6%

                             AUL American Unit Trust
                                   Lord Abbett
                                  Mid-Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $        8,506    $       10,198               474
Receivables: investments sold                 49    ==============    ==============
Payables: investments redeemed                (1)
                                  --------------
Net assets                        $        8,554
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $        8,554             7,144    $         1.20
Band 100                                     -                 -                1.21
Band 75                                      -                 -                1.22
Band 50                                      -                 -                1.23
Band 25                                      -                 -                1.23
Band 0                                       -                 -                1.24
                                  --------------    --------------
Total                             $        8,554             7,144
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      101
   Mortality & expense charges                                                98
                                                                      ----------
   Net investment income (loss)                                                3
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                    1
   Realized gain distributions                                             1,416
   Net change in unrealized appreciation (depreciation)                   (1,607)
                                                                      ----------
   Net gain (loss)                                                          (190)
                                                                      ----------
Increase (decrease) in net assets from operations                     $     (187)
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $            3   $          (32)
   Net realized gain (loss)                                       1                2
   Realized gain distributions                                1,416              613
   Net change in unrealized appreciation
      (depreciation)                                         (1,607)              (3)
                                                     --------------   --------------
Increase (decrease) in net assets from operations              (187)             581
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                   2,764            4,098
   Cost of units redeemed                                      (570)            (502)
                                                     --------------   --------------
   Increase (decrease)                                        2,194            3,596
                                                     --------------   --------------
Net increase (decrease)                                       2,007            4,176
Net assets, beginning                                         6,547            2,371
                                                     --------------   --------------
Net assets, ending                                   $        8,554   $        6,547
                                                     ==============   ==============

Units sold                                                    2,183            3,687
Units redeemed                                                 (462)            (441)
                                                     --------------   --------------
Net increase (decrease)                                       1,721            3,246
Units outstanding, beginning                                  5,423            2,177
                                                     --------------   --------------
Units outstanding, ending                                     7,144            5,423
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      9,175
Cost of units redeemed                                                    (1,072)
Net investment income (loss)                                                 (23)
Net realized gain (loss)                                                       3
Realized gain distributions                                                2,163
Net change in unrealized appreciation (depreciation)                      (1,692)
                                                                    ------------
                                                                    $      8,554
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.20             7       $        9            1.25%          -0.8%
12/31/06          1.21             5                7            1.25%          10.8%
12/31/05          1.09             2                2            1.25%           6.9%
12/31/04          1.02           -                -              1.25%           2.0%
12/13/04          1.00           -                -              1.25%           0.0%

                                    BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.21           -         $      -              1.00%          -0.6%
12/31/06          1.21           -                -              1.00%          11.1%
12/31/05          1.09           -                -              1.00%           7.1%
12/31/04          1.02           -                -              1.00%           2.0%
12/13/04          1.00           -                -              1.00%           0.0%

                                     BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.22           -         $      -              0.75%          -0.3%
12/31/06          1.22           -                -              0.75%          11.4%
12/31/05          1.10           -                -              0.75%           7.4%
12/31/04          1.02           -                -              0.75%           2.0%
12/13/04          1.00           -                -              0.75%           0.0%

                                     BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.23           -         $      -              0.50%          -0.1%
12/31/06          1.23           -                -              0.50%          11.6%
12/31/05          1.10           -                -              0.50%           7.6%
12/31/04          1.02           -                -              0.50%           2.0%
12/13/04          1.00           -                -              0.50%           0.0%

                                     BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.23           -         $      -              0.25%           0.2%
12/31/06          1.23           -                -              0.25%          11.9%
12/31/05          1.10           -                -              0.25%           7.9%
12/31/04          1.02           -                -              0.25%           2.0%
12/13/04          1.00           -                -              0.25%           0.0%

                                     BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.24           -         $      -              0.00%           0.4%
12/31/06          1.24           -                -              0.00%          12.2%
12/31/05          1.10           -                -              0.00%           8.2%
12/31/04          1.02           -                -              0.00%           2.1%
12/13/04          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004
1.3%       0.5%         0.6%       0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                                 Small-Cap Blend

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    2,003,458    $    2,131,506           123,336
Receivables: investments sold              3,664    ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $    2,007,122
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    1,885,313         1,432,816    $         1.32
Band 100                                     -                 -                1.33
Band 75                                      -                 -                1.34
Band 50                                      -                 -                1.35
Band 25                                      -                 -                1.36
Band 0                                   121,809            89,113              1.37
                                  --------------    --------------
Total                             $    2,007,122         1,521,929
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $   66,223
   Mortality & expense charges                                            21,126
                                                                      ----------
   Net investment income (loss)                                           45,097
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                               10,511
   Realized gain distributions                                           172,433
   Net change in unrealized appreciation (depreciation)                 (115,775)
                                                                      ----------
   Net gain (loss)                                                        67,169
                                                                      ----------
Increase (decrease) in net assets from operations                     $  112,266
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       45,097   $      (10,927)
   Net realized gain (loss)                                  10,511               38
   Realized gain distributions                              172,433           70,310
   Net change in unrealized appreciation
      (depreciation)                                       (115,775)          (9,320)
                                                     --------------   --------------
Increase (decrease) in net assets from operations           112,266           50,101
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                 936,793        1,585,253
   Cost of units redeemed                                  (551,320)        (437,013)
                                                     --------------   --------------
   Increase (decrease)                                      385,473        1,148,240
                                                     --------------   --------------
Net increase (decrease)                                     497,739        1,198,341
Net assets, beginning                                     1,509,383          311,042
                                                     --------------   --------------
Net assets, ending                                   $    2,007,122   $    1,509,383
                                                     ==============   ==============

Units sold                                                  714,921        1,413,438
Units redeemed                                             (434,646)        (439,349)
                                                     --------------   --------------
Net increase (decrease)                                     280,275          974,089
Units outstanding, beginning                              1,241,654          267,565
                                                     --------------   --------------
Units outstanding, ending                                 1,521,929        1,241,654
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  3,028,693
Cost of units redeemed                                                (1,181,438)
Net investment income (loss)                                              33,944
Net realized gain (loss)                                                  10,639
Realized gain distributions                                              243,331
Net change in unrealized appreciation (depreciation)                    (128,047)
                                                                    ------------
                                                                    $  2,007,122
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.32         1,433       $    1,885            1.25%           8.3%
12/31/06          1.22         1,222            1,485            1.25%           4.8%
12/31/05          1.16           268              311            1.25%          11.5%
12/31/04          1.04           -                -              1.25%           4.0%
12/13/04          1.00           -                -              1.25%           0.0%

                                    BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.33           -         $      -              1.00%           8.5%
12/31/06          1.22           -                -              1.00%           4.8%
12/31/05          1.17           -                -              1.00%          11.7%
12/31/04          1.04           -                -              1.00%           4.4%
12/13/04          1.00           -                -              1.00%           0.0%

                                     BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.34           -         $      -              0.75%           8.8%
12/31/06          1.23           -                -              0.75%           5.1%
12/31/05          1.17           -                -              0.75%          12.0%
12/31/04          1.04           -                -              0.75%           4.4%
12/13/04          1.00           -                -              0.75%           0.0%

                                     BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.35           -         $      -              0.50%           9.1%
12/31/06          1.23           -                -              0.50%           5.3%
12/31/05          1.17           -                -              0.50%          12.2%
12/31/04          1.04           -                -              0.50%           4.4%
12/13/04          1.00           -                -              0.50%           0.0%

                                     BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.36           -         $      -              0.25%           9.3%
12/31/06          1.24           -                -              0.25%           5.6%
12/31/05          1.17           -                -              0.25%          12.5%
12/31/04          1.04           -                -              0.25%           4.4%
12/13/04          1.00           -                -              0.25%           0.0%

                                     BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.37            89       $      122            0.00%           9.6%
12/31/06          1.25            19               24            0.00%           5.9%
12/31/05          1.18           -                -              0.00%          12.8%
12/31/04          1.04           -                -              0.00%           4.4%
12/13/04          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004
3.8%       0.0%         0.0%       0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                                 Small-Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $      150,120    $      164,211             5,439
Receivables: investments sold                327    ==============    ==============
Payables: investments redeemed                (1)
                                  --------------
Net assets                        $      150,446
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $      150,446           100,815    $         1.49
Band 100                                     -                 -                1.50
Band 75                                      -                 -                1.52
Band 50                                      -                 -                1.53
Band 25                                      -                 -                1.54
Band 0                                       -                 -                1.55
                                  --------------    --------------
Total                             $      150,446           100,815
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $    4,643
   Mortality & expense charges                                             1,855
                                                                      ----------
   Net investment income (loss)                                            2,788
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                8,614
   Realized gain distributions                                            17,513
   Net change in unrealized appreciation (depreciation)                  (15,717)
                                                                      ----------
   Net gain (loss)                                                        10,410
                                                                      ----------
Increase (decrease) in net assets from operations                     $   13,198
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $        2,788   $       (1,320)
   Net realized gain (loss)                                   8,614              759
   Realized gain distributions                               17,513           18,037
   Net change in unrealized appreciation
      (depreciation)                                        (15,717)            (955)
                                                     --------------   --------------
Increase (decrease) in net assets from operations            13,198           16,521
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                  47,696           53,670
   Cost of units redeemed                                   (46,945)          (8,611)
                                                     --------------   --------------
   Increase (decrease)                                          751           45,059
                                                     --------------   --------------
Net increase (decrease)                                      13,949           61,580
Net assets, beginning                                       136,497           74,917
                                                     --------------   --------------
Net assets, ending                                   $      150,446   $      136,497
                                                     ==============   ==============

Units sold                                                   32,675           41,217
Units redeemed                                              (31,444)          (6,572)
                                                     --------------   --------------
Net increase (decrease)                                       1,231           34,645
Units outstanding, beginning                                 99,584           64,939
                                                     --------------   --------------
Units outstanding, ending                                   100,815           99,584
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    222,149
Cost of units redeemed                                                  (110,724)
Net investment income (loss)                                                 961
Net realized gain (loss)                                                   9,744
Realized gain distributions                                               42,407
Net change in unrealized appreciation (depreciation)                     (14,091)
                                                                    ------------
                                                                    $    150,446
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.49           101       $      150            1.25%           8.9%
12/31/06          1.37            99              136            1.25%          19.2%
12/31/05          1.15            65               75            1.25%          11.7%
12/31/04          1.03           -                -              1.25%           3.0%
12/13/04          1.00           -                -              1.25%           0.0%

                                    BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.50           -         $      -              1.00%           9.1%
12/31/06          1.38           -                -              1.00%          19.1%
12/31/05          1.16           -                -              1.00%          12.2%
12/31/04          1.03           -                -              1.00%           3.1%
12/13/04          1.00           -                -              1.00%           0.0%

                                     BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.52           -         $      -              0.75%           9.4%
12/31/06          1.38           -                -              0.75%          19.4%
12/31/05          1.16           -                -              0.75%          12.5%
12/31/04          1.03           -                -              0.75%           3.1%
12/13/04          1.00           -                -              0.75%           0.0%

                                     BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.53           -         $      -              0.50%           9.7%
12/31/06          1.39           -                -              0.50%          19.7%
12/31/05          1.16           -                -              0.50%          12.7%
12/31/04          1.03           -                -              0.50%           3.1%
12/13/04          1.00           -                -              0.50%           0.0%

                                     BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.54           -         $      -              0.25%          10.0%
12/31/06          1.40           -                -              0.25%          20.0%
12/31/05          1.17           -                -              0.25%          13.0%
12/31/04          1.03           -                -              0.25%           3.1%
12/13/04          1.00           -                -              0.25%           0.0%

                                     BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.55           -         $      -              0.00%          10.2%
12/31/06          1.41           -                -              0.00%          20.3%
12/31/05          1.17           -                -              0.00%          13.3%
12/31/04          1.03           -                -              0.00%           3.1%
12/13/04          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004
3.2%       0.0%         0.0%       0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                                Developing Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $      811,628    $      782,180            40,879
Receivables: investments sold              3,102    ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      814,730
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $      178,994           107,226    $         1.67
Band 100                                  60,019            35,681              1.68
Band 75                                      -                 -                1.69
Band 50                                      -                 -                1.71
Band 25                                      -                 -                1.72
Band 0                                   575,717           331,988              1.73
                                  --------------    --------------
Total                             $      814,730           474,895
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $   52,991
   Mortality & expense charges                                             1,758
                                                                      ----------
   Net investment income (loss)                                           51,233
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                2,564
   Realized gain distributions                                            33,499
   Net change in unrealized appreciation (depreciation)                   86,902
                                                                      ----------
   Net gain (loss)                                                       122,965
                                                                      ----------
Increase (decrease) in net assets from operations                     $  174,198
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       51,233   $         (378)
   Net realized gain (loss)                                   2,564           (2,329)
   Realized gain distributions                               33,499           70,143
   Net change in unrealized appreciation
      (depreciation)                                         86,902          (57,455)
                                                     --------------   --------------
Increase (decrease) in net assets from operations           174,198            9,981
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                 347,854          607,361
   Cost of units redeemed                                  (172,456)        (152,209)
                                                     --------------   --------------
   Increase (decrease)                                      175,398          455,152
                                                     --------------   --------------
Net increase (decrease)                                     349,596          465,133
Net assets, beginning                                       465,133              -
                                                     --------------   --------------
Net assets, ending                                   $      814,730   $      465,133
                                                     ==============   ==============

Units sold                                                  224,088          486,645
Units redeemed                                             (115,084)        (120,754)
                                                     --------------   --------------
Net increase (decrease)                                     109,004          365,891
Units outstanding, beginning                                365,891              -
                                                     --------------   --------------
Units outstanding, ending                                   474,895          365,891
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    955,215
Cost of units redeemed                                                  (324,665)
Net investment income (loss)                                              50,855
Net realized gain (loss)                                                     235
Realized gain distributions                                              103,642
Net change in unrealized appreciation (depreciation)                      29,447
                                                                    ------------
                                                                    $    814,730
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.67           107       $      179            1.25%          34.0%
12/31/06          1.25            23               29            1.25%          11.2%
12/31/05          1.12           -                -              1.25%           9.8%
12/31/04          1.02           -                -              1.25%           2.0%
12/13/04          1.00           -                -              1.25%           0.0%

                                    BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.68            36       $       60            1.00%          34.3%
12/31/06          1.25            66               83            1.00%          11.2%
12/31/05          1.13           -                -              1.00%          10.3%
12/31/04          1.02           -                -              1.00%           2.1%
12/13/04          1.00           -                -              1.00%           0.0%

                                     BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.69           -         $      -              0.75%          34.7%
12/31/06          1.26           -                -              0.75%          11.5%
12/31/05          1.13           -                -              0.75%          10.6%
12/31/04          1.02           -                -              0.75%           2.1%
12/13/04          1.00           -                -              0.75%           0.0%

                                     BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.71           -         $      -              0.50%          35.0%
12/31/06          1.27           -                -              0.50%          11.8%
12/31/05          1.13           -                -              0.50%          10.9%
12/31/04          1.02           -                -              0.50%           2.1%
12/13/04          1.00           -                -              0.50%           0.0%

                                     BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.72           -         $      -              0.25%          35.3%
12/31/06          1.27           -                -              0.25%          12.0%
12/31/05          1.13           -                -              0.25%          11.1%
12/31/04          1.02           -                -              0.25%           2.1%
12/13/04          1.00           -                -              0.25%           0.0%

                                     BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.73           332       $      576            0.00%          35.7%
12/31/06          1.28           276              353            0.00%          12.3%
12/31/05          1.14           -                -              0.00%          11.4%
12/31/04          1.02           -                -              0.00%           2.1%
12/13/04          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004
8.3%       0.0%         0.0%       0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                              Growth Opportunities

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $        6,719    $        7,020               314
Receivables: investments sold                -      ==============    ==============
Payables: investments redeemed                (5)
                                  --------------
Net assets                        $        6,714
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $        6,714             4,987    $         1.35
Band 100                                     -                 -                1.36
Band 75                                      -                 -                1.37
Band 50                                      -                 -                1.38
Band 25                                      -                 -                1.39
Band 0                                       -                 -                1.40
                                  --------------    --------------
Total                             $        6,714             4,987
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      317
   Mortality & expense charges                                                21
                                                                      ----------
   Net investment income (loss)                                              296
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                    1
   Realized gain distributions                                               471
   Net change in unrealized appreciation (depreciation)                     (243)
                                                                      ----------
   Net gain (loss)                                                           229
                                                                      ----------
Increase (decrease) in net assets from operations                     $      525
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         Year ended       Year ended
                                                         12/31/2007       12/31/2006
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          296   $           (7)
   Net realized gain (loss)                                       1              -
   Realized gain distributions                                  471               93
   Net change in unrealized appreciation
      (depreciation)                                           (243)             (58)
                                                     --------------   --------------
Increase (decrease) in net assets from operations               525               28
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                   5,173              999
   Cost of units redeemed                                        (5)              (6)
                                                     --------------   --------------
   Increase (decrease)                                        5,168              993
                                                     --------------   --------------
Net increase (decrease)                                       5,693            1,021
Net assets, beginning                                         1,021              -
                                                     --------------   --------------
Net assets, ending                                   $        6,714   $        1,021
                                                     ==============   ==============

Units sold                                                    4,084              912
Units redeemed                                                   (5)              (4)
                                                     --------------   --------------
Net increase (decrease)                                       4,079              908
Units outstanding, beginning                                    908              -
                                                     --------------   --------------
Units outstanding, ending                                     4,987              908
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      6,172
Cost of units redeemed                                                       (11)
Net investment income (loss)                                                 289
Net realized gain (loss)                                                       1
Realized gain distributions                                                  564
Net change in unrealized appreciation (depreciation)                        (301)
                                                                    ------------
                                                                    $      6,714
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.35           5         $      7              1.25%          19.5%
12/31/06          1.13           1                1              1.25%           5.3%
12/31/05          1.07           -                -              1.25%           2.9%
12/31/04          1.04           -                -              1.25%           4.0%
12/13/04          1.00           -                -              1.25%           0.0%

                                    BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.36           -         $      -              1.00%          19.8%
12/31/06          1.13           -                -              1.00%           5.9%
12/31/05          1.07           -                -              1.00%           3.2%
12/31/04          1.04           -                -              1.00%           3.7%
12/13/04          1.00           -                -              1.00%           0.0%

                                     BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.37           -         $      -              0.75%          20.1%
12/31/06          1.14           -                -              0.75%           6.3%
12/31/05          1.07           -                -              0.75%           3.2%
12/31/04          1.04           -                -              0.75%           3.7%
12/13/04          1.00           -                -              0.75%           0.0%

                                     BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.38           -         $      -              0.50%          20.4%
12/31/06          1.14           -                -              0.50%           6.6%
12/31/05          1.07           -                -              0.50%           3.5%
12/31/04          1.04           -                -              0.50%           3.7%
12/13/04          1.00           -                -              0.50%           0.0%

                                     BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.39           -         $      -              0.25%          20.7%
12/31/06          1.15           -                -              0.25%           6.9%
12/31/05          1.08           -                -              0.25%           3.8%
12/31/04          1.04           -                -              0.25%           3.8%
12/13/04          1.00           -                -              0.25%           0.0%

                                     BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.40           -         $      -              0.00%          21.0%
12/31/06          1.16           -                -              0.00%           7.1%
12/31/05          1.08           -                -              0.00%           4.0%
12/31/04          1.04           -                -              0.00%           3.8%
12/13/04          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004
8.2%       0.0%         0.0%       0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                          Developing Growth (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $          -      $          -                 -
Receivables: investments sold                -      ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $          -                 -      $         1.02
Band 100                                     -                 -                1.02
Band 75                                      -                 -                1.02
Band 50                                      -                 -                1.02
Band 25                                      -                 -                1.02
Band 0                                       -                 -                1.02
                                  --------------    --------------
Total                             $          -                 -
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      -
   Mortality & expense charges                                               -
                                                                      ----------
   Net investment income (loss)                                              -
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                      ----------
   Net gain (loss)                                                           -
                                                                      ----------
Increase (decrease) in net assets from operations                     $      -
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              1.25%           2.1%
11/12/07          1.00           -                -              1.25%           0.0%

                                    BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              1.00%           2.2%
11/12/07          1.00           -                -              1.25%           0.0%

                                     BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              0.75%           2.2%
11/12/07          1.00           -                -              1.25%           0.0%

                                     BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              0.50%           2.2%
11/12/07          1.00           -                -              1.25%           0.0%

                                     BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              0.25%           2.3%
11/12/07          1.00           -                -              1.25%           0.0%

                                     BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              0.00%           2.3%
11/12/07          1.00           -                -              1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                   Lord Abbett
                         Growth Opportunities (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $          -      $          -                 -
Receivables: investments sold                -      ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $          -                 -      $         1.02
Band 100                                     -                 -                1.02
Band 75                                      -                 -                1.02
Band 50                                      -                 -                1.02
Band 25                                      -                 -                1.02
Band 0                                       -                 -                1.02
                                  --------------    --------------
Total                             $          -                 -
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      -
   Mortality & expense charges                                               -
                                                                      ----------
   Net investment income (loss)                                              -
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                      ----------
   Net gain (loss)                                                           -
                                                                      ----------
Increase (decrease) in net assets from operations                     $      -
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              1.25%           2.3%
11/12/07          1.00           -                -              1.25%           0.0%

                                    BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              1.00%           2.3%
11/12/07          1.00           -                -              1.25%           0.0%

                                     BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              0.75%           2.3%
11/12/07          1.00           -                -              1.25%           0.0%

                                     BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              0.50%           2.4%
11/12/07          1.00           -                -              1.25%           0.0%

                                     BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              0.25%           2.4%
11/12/07          1.00           -                -              1.25%           0.0%

                                     BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02           -         $      -              0.00%           2.4%
11/12/07          1.00           -                -              1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                    Thornburg
                                   Core Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    2,776,494    $    2,798,450           140,813
Receivables: investments sold             28,711    ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $    2,805,205
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    2,466,316         1,565,277    $         1.58
Band 100                                     -                 -                1.59
Band 75                                      -                 -                1.60
Band 50                                      -                 -                1.61
Band 25                                      -                 -                1.62
Band 0                                   338,889           207,040              1.64
                                  --------------    --------------
Total                             $    2,805,205         1,772,317
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      -
   Mortality & expense charges                                            93,451
                                                                      ----------
   Net investment income (loss)                                          (93,451)
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                            1,125,107
   Realized gain distributions                                             5,369
   Net change in unrealized appreciation (depreciation)                 (452,901)
                                                                      ----------
   Net gain (loss)                                                       677,575
                                                                      ----------
Increase (decrease) in net assets from operations                     $  584,124
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Year ended         Year ended
                                                                   12/31/2007         12/31/2006
                                                               --------------     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                $      (93,451)    $      (33,271)
   Net realized gain (loss)                                         1,125,107             38,593
   Realized gain distributions                                          5,369                -
   Net change in unrealized appreciation (depreciation)              (452,901)           417,469
                                                               --------------     --------------
Increase (decrease) in net assets from operations                     584,124            422,791
                                                               --------------     --------------
Contract owner transactions:
   Proceeds from units sold                                         6,618,503          5,609,515
   Cost of units redeemed                                          (9,697,699)        (1,121,416)
                                                               --------------     --------------
   Increase (decrease)                                             (3,079,196)         4,488,099
                                                               --------------     --------------
Net increase (decrease)                                            (2,495,072)         4,910,890
Net assets, beginning                                               5,300,277            389,387
                                                               --------------     --------------
Net assets, ending                                             $    2,805,205     $    5,300,277
                                                               ==============     ==============

Units sold                                                          4,246,252          4,273,479
Units redeemed                                                     (6,170,896)          (892,980)
                                                               --------------     --------------
Net increase (decrease)                                            (1,924,644)         3,380,499
Units outstanding, beginning                                        3,696,961            316,462
                                                               --------------     --------------
Units outstanding, ending                                           1,772,317          3,696,961
                                                               ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  12,632,383
Cost of units redeemed                                               (10,849,810)
Net investment income (loss)                                            (127,197)
Net realized gain (loss)                                               1,165,231
Realized gain distributions                                                6,554
Net change in unrealized appreciation (depreciation)                     (21,956)
                                                                   -------------
                                                                   $   2,805,205
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.58         1,565       $    2,466            1.25%         9.9%
12/31/06          1.43         3,697            5,300            1.25%        16.6%
12/31/05          1.23           316              389            1.25%        20.6%
12/31/04          1.02           -                -              1.25%         2.0%
12/13/04          1.00           -                -              1.25%         0.0%

                                    BAND 100
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.59           -         $      -              1.00%          10.2%
12/31/06          1.44           -                -              1.00%          16.8%
12/31/05          1.23           -                -              1.00%          20.6%
12/31/04          1.02           -                -              1.00%           2.3%
12/13/04          1.00           -                -              1.00%           0.0%

                                     BAND 75
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.60           -         $        -            0.75%          10.5%
12/31/06          1.45           -                  -            0.75%          17.1%
12/31/05          1.24           -                  -            0.75%          20.9%
12/31/04          1.02           -                  -            0.75%           2.3%
12/13/04          1.00           -                  -            0.75%           0.0%

                                     BAND 50
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.61           -         $        -            0.50%          10.7%
12/31/06          1.46           -                  -            0.50%          17.4%
12/31/05          1.24           -                  -            0.50%          21.2%
12/31/04          1.02           -                  -            0.50%           2.3%
12/13/04          1.00           -                  -            0.50%           0.0%

                                     BAND 25
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.62           -         $        -            0.25%          11.0%
12/31/06          1.46           -                  -            0.25%          17.7%
12/31/05          1.24           -                  -            0.25%          21.5%
12/31/04          1.02           -                  -            0.25%           2.3%
12/13/04          1.00           -                  -            0.25%           0.0%

                                     BAND 0
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.64           207       $      339            0.00%          11.3%
12/31/06          1.47           -                -              0.00%          18.0%
12/31/05          1.25           -                -              0.00%          21.8%
12/31/04          1.02           -                -              0.00%           2.3%
12/13/04          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004
0.0%       0.0%         0.0%       0.0%

                             AUL American Unit Trust
                                    Thornburg
                               International Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    4,386,525    $    4,289,673           131,745
Receivables: investments sold                -      ==============    ==============
Payables: investments redeemed            (2,055)
                                  --------------
Investments                       $    4,384,470
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    3,849,483         2,035,258    $         1.89
Band 100                                  81,684            42,859              1.91
Band 75                                      -                 -                1.92
Band 50                                      -                 -                1.94
Band 25                                      -                 -                1.95
Band 0                                   453,303           230,708              1.96
                                  --------------    --------------
Total                             $    4,384,470         2,308,825
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $   41,441
   Mortality & expense charges                                            85,475
                                                                      ----------
   Net investment income (loss)                                          (44,034)
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                            1,336,438
   Realized gain distributions                                           746,572
   Net change in unrealized appreciation (depreciation)                 (422,897)
                                                                      ----------
   Net gain (loss)                                                     1,660,113
                                                                      ----------
Increase (decrease) in net assets from operations                     $1,616,079
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Year ended         Year ended
                                                                   12/31/2007         12/31/2006
                                                               --------------     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                $      (44,034)    $        2,944
   Net realized gain (loss)                                         1,336,438             12,622
   Realized gain distributions                                        746,572             86,416
   Net change in unrealized appreciation (depreciation)              (422,897)           480,863
                                                               --------------     --------------
Increase (decrease) in net assets from operations                   1,616,079            582,845
                                                               --------------     --------------
Contract owner transactions:
   Proceeds from units sold                                         4,850,359          3,947,689
   Cost of units redeemed                                          (7,158,304)          (371,664)
                                                               --------------     --------------
   Increase (decrease)                                             (2,307,945)         3,576,025
                                                               --------------     --------------
Net increase (decrease)                                              (691,866)         4,158,870
Net assets, beginning                                               5,076,336            917,466
                                                               --------------     --------------
Net assets, ending                                             $    4,384,470     $    5,076,336
                                                               ==============     ==============

Units sold                                                          2,871,090          2,907,700
Units redeemed                                                     (3,928,185)          (296,454)
                                                               --------------     --------------
Net increase (decrease)                                            (1,057,095)         2,611,246
Units outstanding, beginning                                        3,365,920            754,674
                                                               --------------     --------------
Units outstanding, ending                                           2,308,825          3,365,920
                                                               ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   9,815,123
Cost of units redeemed                                                (7,680,160)
Net investment income (loss)                                             (41,778)
Net realized gain (loss)                                               1,354,955
Realized gain distributions                                              839,478
Net change in unrealized appreciation (depreciation)                      96,852
                                                                   -------------
                                                                   $   4,384,470
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.89         2,035       $    3,849            1.25%          25.9%
12/31/06          1.50         3,132            4,704            1.25%          23.1%
12/31/05          1.22           752              917            1.25%          16.2%
12/31/04          1.05           -                -              1.25%           5.0%
12/13/04          1.00           -                -              1.25%           0.0%

                                    BAND 100
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.91            43       $       82            1.00%          26.2%
12/31/06          1.51            44               66            1.00%          23.8%
12/31/05          1.22           -                -              1.00%          16.4%
12/31/04          1.05           -                -              1.00%           4.8%
12/13/04          1.00           -                -              1.00%           0.0%

                                     BAND 75
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.92           -         $        -            0.75%          26.5%
12/31/06          1.52           -                  -            0.75%          24.3%
12/31/05          1.22           -                  -            0.75%          16.5%
12/31/04          1.05           -                  -            0.75%           4.8%
12/13/04          1.00           -                  -            0.75%           0.0%

                                     BAND 50
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.94           -         $        -            0.50%          26.9%
12/31/06          1.53           -                  -            0.50%          24.5%
12/31/05          1.23           -                  -            0.50%          16.9%
12/31/04          1.05           -                  -            0.50%           4.8%
12/13/04          1.00           -                  -            0.50%           0.0%

                                     BAND 25
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.95           -         $        -            0.25%          27.2%
12/31/06          1.53           -                  -            0.25%          24.8%
12/31/05          1.23           -                  -            0.25%          17.2%
12/31/04          1.05           -                  -            0.25%           4.8%
12/13/04          1.00           -                  -            0.25%           0.0%

                                     BAND 0
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.96           231       $      453            0.00%          27.5%
12/31/06          1.54           199              307            0.00%          25.1%
12/31/05          1.23           -                -              0.00%          17.5%
12/31/04          1.05           -                -              0.00%           4.8%
12/13/04          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004
0.9%       1.1%         0.5%       0.0%

                             AUL American Unit Trust
                                    Thornburg
                               Limited-Term Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    2,777,018    $    2,732,652           218,387
Receivables: investments sold                376    ==============    ==============
Payables: investments redeemed           (32,005)
                                  --------------
Net assets                        $    2,745,389
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    2,745,389         2,567,949    $         1.07
Band 100                                     -                 -                1.08
Band 75                                      -                 -                1.09
Band 50                                      -                 -                1.09
Band 25                                      -                 -                1.10
Band 0                                       -                 -                1.11
                                  --------------    --------------
Total                             $    2,745,389         2,567,949
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $   80,365
   Mortality & expense charges                                            24,362
                                                                      ----------
   Net investment income (loss)                                           56,003
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (633)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   44,910
                                                                      ----------
   Net gain (loss)                                                        44,277
                                                                      ----------
Increase (decrease) in net assets from operations                     $  100,280
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Year ended         Year ended
                                                                   12/31/2007         12/31/2006
                                                               --------------     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                $       56,003     $        2,375
   Net realized gain (loss)                                              (633)               (22)
   Realized gain distributions                                            -                  -
   Net change in unrealized appreciation (depreciation)                44,910               (544)
                                                               --------------     --------------
Increase (decrease) in net assets from operations                     100,280              1,809
                                                               --------------     --------------
Contract owner transactions:
   Proceeds from units sold                                         4,124,285            106,587
   Cost of units redeemed                                          (1,584,521)            (3,051)
                                                               --------------     --------------
   Increase (decrease)                                              2,539,764            103,536
                                                               --------------     --------------
Net increase (decrease)                                             2,640,044            105,345
Net assets, beginning                                                 105,345                -
                                                               --------------     --------------
Net assets, ending                                             $    2,745,389     $      105,345
                                                               ==============     ==============

Units sold                                                          3,672,447            107,773
Units redeemed                                                     (1,207,587)            (4,684)
                                                               --------------     --------------
Net increase (decrease)                                             2,464,860            103,089
Units outstanding, beginning                                          103,089                -
                                                               --------------     --------------
Units outstanding, ending                                           2,567,949            103,089
                                                               ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   4,230,872
Cost of units redeemed                                                (1,587,572)
Net investment income (loss)                                              58,378
Net realized gain (loss)                                                    (655)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      44,366
                                                                   -------------
                                                                   $   2,745,389
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.07         2,568       $    2,745            1.25%           4.6%
12/31/06          1.02           103              105            1.25%           2.2%
12/31/05          1.00           -                -              1.25%           0.0%
12/31/04          1.00           -                -              1.25%           0.0%
12/13/04          1.00           -                -              1.25%           0.0%

                                    BAND 100
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.08           -         $        -            1.00%           4.9%
12/31/06          1.03           -                  -            1.00%           2.5%
12/31/05          1.00           -                  -            1.00%           0.4%
12/31/04          1.00           -                  -            1.00%          -0.2%
12/13/04          1.00           -                  -            1.00%           0.0%

                                     BAND 75
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.09           -         $        -            0.75%           5.1%
12/31/06          1.03           -                  -            0.75%           2.8%
12/31/05          1.00           -                  -            0.75%           0.6%
12/31/04          1.00           -                  -            0.75%          -0.2%
12/13/04          1.00           -                  -            0.75%           0.0%

                                     BAND 50
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.09           -         $        -            0.50%           5.4%
12/31/06          1.04           -                  -            0.50%           3.0%
12/31/05          1.00           -                  -            0.50%           0.7%
12/31/04          1.00           -                  -            0.50%          -0.2%
12/13/04          1.00           -                  -            0.50%           0.0%

                                     BAND 25
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.10           -         $        -            0.25%           5.7%
12/31/06          1.04           -                  -            0.25%           3.3%
12/31/05          1.01           -                  -            0.25%           1.1%
12/31/04          1.00           -                  -            0.25%          -0.2%
12/13/04          1.00           -                  -            0.25%           0.0%

                                     BAND 0
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.11           -         $        -            0.00%           5.9%
12/31/06          1.05           -                  -            0.00%           3.6%
12/31/05          1.01           -                  -            0.00%           1.4%
12/31/04          1.00           -                  -            0.00%          -0.1%
12/13/04          1.00           -                  -            0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004
5.6%       6.5%         0.0%       0.0%

                             AUL American Unit Trust
                                    Thornburg
                           Limited-Term US Government

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $      116,366    $      113,799             8,819
Receivables: investments sold                  1    ==============    ==============
Payables: investments redeemed               (33)
                                  --------------
Net assets                        $      116,334
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $      116,334           108,519     $        1.07
Band 100                                     -                 -                1.08
Band 75                                      -                 -                1.09
Band 50                                      -                 -                1.10
Band 25                                      -                 -                1.11
Band 0                                       -                 -                1.11
                                  --------------    --------------
Total                             $      116,334           108,519
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $        2,193
   Mortality & expense charges                                                   813
                                                                      --------------
   Net investment income (loss)                                                1,380
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                      304
   Realized gain distributions                                                   -
   Net change in unrealized appreciation (depreciation)                        2,563
                                                                      --------------
   Net gain (loss)                                                             2,867
                                                                      --------------
Increase (decrease) in net assets from operations                     $        4,247
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Year ended         Year ended
                                                                   12/31/2007         12/31/2006
                                                               --------------     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                $        1,380     $           13
   Net realized gain (loss)                                               304                -
   Realized gain distributions                                            -                  -
   Net change in unrealized appreciation (depreciation)                 2,563                  4
                                                               --------------     --------------
Increase (decrease) in net assets from operations                       4,247                 17
                                                               --------------     --------------
Contract owner transactions:
   Proceeds from units sold                                           144,119              7,318
   Cost of units redeemed                                             (39,363)                (4)
                                                               --------------     --------------
   Increase (decrease)                                                104,756              7,314
                                                               --------------     --------------
Net increase (decrease)                                               109,003              7,331
Net assets, beginning                                                   7,331                -
                                                               --------------     --------------
Net assets, ending                                             $      116,334     $        7,331
                                                               ==============     ==============

Units sold                                                            139,126              7,219
Units redeemed                                                        (37,822)                (4)
                                                               --------------     --------------
Net increase (decrease)                                               101,304              7,215
Units outstanding, beginning                                            7,215                -
                                                               --------------     --------------
Units outstanding, ending                                             108,519              7,215
                                                               ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     151,437
Cost of units redeemed                                                   (39,367)
Net investment income (loss)                                               1,393
Net realized gain (loss)                                                     304
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                       2,567
                                                                    ------------
                                                                    $    116,334
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.07           109       $      116            1.25%           5.4%
12/31/06          1.02             7                7            1.25%           1.7%
12/31/05          1.00           -                -              1.25%           0.0%
12/31/04          1.00           -                -              1.25%           0.0%
12/13/04          1.00           -                -              1.25%           0.0%

                                    BAND 100
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.08          -          $     -               1.00%           5.7%
12/31/06          1.02          -                -               1.00%           2.3%
12/31/05          1.00          -                -               1.00%           0.2%
12/31/04          1.00          -                -               1.00%          -0.3%
12/13/04          1.00          -                -               1.00%           0.0%

                                    BAND 75
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.09          -          $     -               0.75%           5.9%
12/31/06          1.03          -                -               0.75%           2.5%
12/31/05          1.00          -                -               0.75%           0.5%
12/31/04          1.00          -                -               0.75%          -0.3%
12/13/04          1.00          -                -               0.75%           0.0%

                                    BAND 50
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.10          -          $     -               0.50%           6.2%
12/31/06          1.03          -                -               0.50%           2.8%
12/31/05          1.00          -                -               0.50%           0.7%
12/31/04          1.00          -                -               0.50%          -0.3%
12/13/04          1.00          -                -               0.50%           0.0%

                                    BAND 25
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.11          -           $    -                0.25%          6.5%
12/31/06          1.04          -                -                0.25%          3.0%
12/31/05          1.01          -                -                0.25%          1.0%
12/31/04          1.00          -                -                0.25%         -0.2%
12/13/04          1.00          -                -                0.25%          0.0%

                                    BAND 0
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.11          -          $     -               0.00%           6.7%
12/31/06          1.04          -                -               0.00%           3.3%
12/31/05          1.01          -                -               0.00%           1.2%
12/31/04          1.00          -                -               0.00%          -0.2%
12/13/04          1.00          -                -               0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004
3.5%       0.6%         0.0%       0.0%

                             AUL American Unit Trust
                                    Thornburg
                                      Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    1,151,529    $    1,275,027            31,312
Receivables: investments sold             17,033    ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $    1,168,562
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    1,091,949           793,227    $         1.38
Band 100                                     -                 -                1.39
Band 75                                      -                 -                1.40
Band 50                                      -                 -                1.41
Band 25                                      -                 -                1.42
Band 0                                    76,613            53,573              1.43
                                  --------------    --------------
Total                             $    1,168,562           846,800
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $    3,837
   Mortality & expense charges                                             9,019
                                                                      ----------
   Net investment income (loss)                                           (5,182)
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                               37,022
   Realized gain distributions                                            98,388
   Net change in unrealized appreciation (depreciation)                 (126,673)
                                                                      ----------
   Net gain (loss)                                                         8,737
                                                                      ----------
Increase (decrease) in net assets from operations                     $    3,555
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   Year ended         Year ended
                                                                   12/31/2007         12/31/2006
                                                               --------------     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                $       (5,182)    $          152
   Net realized gain (loss)                                            37,022              2,407
   Realized gain distributions                                         98,388              5,940
   Net change in unrealized appreciation (depreciation)              (126,673)             3,175
                                                               --------------     --------------
Increase (decrease) in net assets from operations                       3,555             11,674
                                                               --------------     --------------
Contract owner transactions:
   Proceeds from units sold                                         2,122,587            244,982
   Cost of units redeemed                                         ( 1,194,553)           (19,683)
                                                               --------------     --------------
   Increase (decrease)                                                928,034            225,299
                                                               --------------     --------------
Net increase (decrease)                                               931,589            236,973
Net assets, beginning                                                 236,973                -
                                                               --------------     --------------
Net assets, ending                                             $    1,168,562     $      236,973
                                                               ==============     ==============

Units sold                                                          1,521,293            199,011
Units redeemed                                                       (854,259)           (19,245)
                                                               --------------     --------------
Net increase (decrease)                                               667,034            179,766
Units outstanding, beginning                                          179,766                -
                                                               --------------     --------------
Units outstanding, ending                                             846,800            179,766
                                                               ==============     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   2,367,569
Cost of units redeemed                                                (1,214,236)
Net investment income (loss)                                              (5,030)
Net realized gain (loss)                                                  39,429
Realized gain distributions                                              104,328
Net change in unrealized appreciation (depreciation)                    (123,498)
                                                                   -------------
                                                                   $   1,168,562
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.38           793       $    1,092            1.25%           4.6%
12/31/06          1.32           180              237            1.25%          19.6%
12/31/05          1.10           -                -              1.25%           8.9%
12/31/04          1.01           -                -              1.25%           1.0%
12/13/04          1.00           -                -              1.25%           0.0%

                                    BAND 100
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $    1.39           -          $     -               1.00%           4.9%
12/31/06         1.32           -                -               1.00%          20.2%
12/31/05         1.10           -                -               1.00%           8.5%
12/31/04         1.01           -                -               1.00%           1.4%
12/13/04         1.00           -                -               1.00%           0.0%

                                    BAND 75
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.40          -           $    -               0.75%           5.1%
12/31/06          1.33          -                -               0.75%          20.7%
12/31/05          1.10          -                -               0.75%           8.6%
12/31/04          1.01          -                -               0.75%           1.4%
12/13/04          1.00          -                -               0.75%           0.0%

                                    BAND 50
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.41          -           $    -               0.50%           5.4%
12/31/06          1.34          -                -               0.50%          21.0%
12/31/05          1.10          -                -               0.50%           8.9%
12/31/04          1.01          -                -               0.50%           1.4%
12/13/04          1.00          -                -               0.50%           0.0%

                                    BAND 25
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.42          -          $     -               0.25%           5.7%
12/31/06          1.34          -                -               0.25%          21.3%
12/31/05          1.11          -                -               0.25%           9.2%
12/31/04          1.01          -                -               0.25%           1.4%
12/13/04          1.00          -                -               0.25%           0.0%

                                    BAND 0
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.43            54        $      77            0.00%           5.9%
12/31/06          1.35           -                -              0.00%          21.6%
12/31/05          1.11           -                -              0.00%           9.4%
12/31/04          1.01           -                -              0.00%           1.4%
12/13/04          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006         2005       2004
0.5%       0.6%         0.0%       0.0%

                             AUL American Unit Trust
                                    Thornburg
                             Core Growth (Class R5)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    7,586,697    $    7,563,689           374,809
Receivables: investments sold             33,165    ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $    7,619,862
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $    7,619,862         7,443,147    $         1.02
Band 100                                     -                 -                1.03
Band 75                                      -                 -                1.03
Band 50                                      -                 -                1.03
Band 25                                      -                 -                1.03
Band 0                                       -                 -                1.03
                                  --------------    --------------
Total                             $    7,619,862         7,443,147
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      -
   Mortality & expense charges                                             5,609
                                                                      ----------
   Net investment income (loss)                                           (5,609)
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                2,071
   Realized gain distributions                                               165
   Net change in unrealized appreciation (depreciation)                   23,008
                                                                      ----------
   Net gain (loss)                                                        25,244
                                                                      ----------
Increase (decrease) in net assets from operations                     $   19,635
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               For the Period
                                                                 from 5/24/07
                                                                to 12/31/2007
                                                               --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                $       (5,609)
   Net realized gain (loss)                                             2,071
   Realized gain distributions                                            165
   Net change in unrealized appreciation (depreciation)                23,008
                                                               --------------
Increase (decrease) in net assets from operations                      19,635
                                                               --------------
Contract owner transactions:
   Proceeds from units sold                                         7,726,288
   Cost of units redeemed                                            (126,061)
                                                               --------------
   Increase (decrease)                                              7,600,227
                                                               --------------
Net increase (decrease)                                             7,619,862
Net assets, beginning                                                     -
                                                               --------------
Net assets, ending                                             $    7,619,862
                                                               ==============

Units sold                                                          7,565,489
Units redeemed                                                       (122,342)
                                                               --------------
Net increase (decrease)                                             7,443,147
Units outstanding, beginning                                              -
                                                               --------------
Units outstanding, ending                                           7,443,147
                                                               ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   7,726,288
Cost of units redeemed                                                  (126,061)
Net investment income (loss)                                              (5,609)
Net realized gain (loss)                                                   2,071
Realized gain distributions                                                  165
Net change in unrealized appreciation (depreciation)                      23,008
                                                                   -------------
                                                                   $   7,619,862
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.02         7,443       $    7,620            1.25%           2.4%
05/24/07          1.00           -                -              1.25%           0.0%

                                    BAND 100
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.03          -           $    -               1.00%           2.5%
05/24/07          1.00          -                -               1.25%           0.0%

                                    BAND 75
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.03          -           $    -               0.75%           2.7%
05/24/07          1.00          -                -               1.25%           0.0%

                                    BAND 50
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.03          -           $    -               0.50%           2.8%
05/24/07          1.00          -                -               1.25%           0.0%

                                    BAND 25
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.03          -           $    -               0.25%           3.0%
05/24/07          1.00          -                -               1.25%           0.0%

                                    BAND 0
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.03          -           $    -               0.00%           3.2%
05/24/07          1.00          -                -               1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                 2007
                                 0.0%

                             AUL American Unit Trust
                                    Thornburg
                         International Value (Class R5)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $    7,071,853    $    7,023,746           340,830
Receivables: investments sold          4,465,256    ==============    ==============
Payables: investments redeemed                (2)
                                  --------------
Net assets                        $   11,537,107
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $   11,537,107        10,108,060   $          1.14
Band 100                                     -                 -                1.14
Band 75                                      -                 -                1.14
Band 50                                      -                 -                1.15
Band 25                                      -                 -                1.15
Band 0                                       -                 -                1.15
                                  --------------    --------------
Total                             $   11,537,107        10,108,060
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $   10,106
   Mortality & expense charges                                             5,974
                                                                      ----------
   Net investment income (loss)                                            4,132
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  435
   Realized gain distributions                                            35,791
   Net change in unrealized appreciation (depreciation)                   48,107
                                                                      ----------
   Net gain (loss)                                                        84,333
                                                                      ----------
Increase (decrease) in net assets from operations                     $   88,465
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               For the Period
                                                                 from 5/24/07
                                                                to 12/31/2007
                                                               --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                $        4,132
   Net realized gain (loss)                                               435
   Realized gain distributions                                         35,791
   Net change in unrealized appreciation (depreciation)                48,107
                                                               --------------
Increase (decrease) in net assets from operations                      88,465
                                                               --------------
Contract owner transactions:
   Proceeds from units sold                                        11,786,763
   Cost of units redeemed                                            (338,121)
                                                               --------------
   Increase (decrease)                                             11,448,642
                                                               --------------
Net increase (decrease)                                            11,537,107
Net assets, beginning                                                     -
                                                               --------------
Net assets, ending                                             $   11,537,107
                                                               ==============

Units sold                                                         10,405,445
Units redeemed                                                       (297,385)
                                                               --------------
Net increase (decrease)                                            10,108,060
Units outstanding, beginning                                              -
                                                               --------------
Units outstanding, ending                                          10,108,060
                                                               ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  11,786,763
Cost of units redeemed                                                  (338,121)
Net investment income (loss)                                               4,132
Net realized gain (loss)                                                     435
Realized gain distributions                                               35,791
Net change in unrealized appreciation (depreciation)                      48,107
                                                                   -------------
                                                                   $  11,537,107
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.14         10,108      $   11,537            1.25%          14.1%
05/24/07          1.00            -               -              1.25%           0.0%

                                    BAND 100
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.14           -         $        -            1.00%          14.3%
05/24/07          1.00           -                  -            1.25%           0.0%

                                     BAND 75
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.14           -         $        -            0.75%          14.5%
05/24/07          1.00           -                  -            1.25%           0.0%

                                     BAND 50
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.15           -         $        -            0.50%          14.7%
05/24/07          1.00           -                  -            1.25%           0.0%

                                     BAND 25
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.15           -         $        -            0.25%          14.8%
05/24/07          1.00           -                  -            1.25%           0.0%

                                     BAND 0
-------------------------------------------------------------------------------------
                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.15           -         $        -            0.00%          15.0%
05/24/07          1.00           -                  -            1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                 2007
                                 0.2%

                             AUL American Unit Trust
                                   Oppenheimer
                             Developing Market Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments          Cost of      Mutual Fund
                                      at Value      Investments           Shares
                                --------------   --------------   --------------
Investments                     $    6,064,595   $    5,463,687          127,331
Receivables: investments sold            6,518   ==============   ==============
Payables: investments redeemed             -
                                --------------
Net assets                      $    6,071,113
                                ==============

                                                          Units     Accumulation
                                    Net Assets      Outstanding       Unit Value
                                --------------   --------------   --------------
Band 125                        $    6,071,113        2,744,935   $         2.21
Band 100                                   -                -               2.23
Band 75                                    -                -               2.24
Band 50                                    -                -               2.26
Band 25                                    -                -               2.27
Band 0                                     -                -               2.29
                                --------------   --------------
Total                           $    6,071,113        2,744,935
                                ==============   ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       29,549
   Mortality & expense charges                                            61,308
                                                                  --------------
   Net investment income (loss)                                          (31,759)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              122,379
   Realized gain distributions                                           689,153
   Net change in unrealized appreciation (depreciation)                  516,516
                                                                  --------------
   Net gain (loss)                                                     1,328,049
                                                                  --------------
Increase (decrease) in net assets from operations                 $    1,296,289
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    (31,759)  $       (690)
   Net realized gain (loss)                               122,379         54,288
   Realized gain distributions                            689,153        342,506
   Net change in unrealized appreciation
      (depreciation)                                      516,516         61,156
                                                     ------------   ------------
Increase (decrease) in net assets from operations       1,296,289        457,260
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                             1,991,565      4,338,075
   Cost of units redeemed                              (1,475,025)      (858,295)
                                                     ------------   ------------
   Increase (decrease)                                    516,540      3,479,780
                                                     ------------   ------------
Net increase (decrease)                                 1,812,829      3,937,040
Net assets, beginning                                   4,258,284         32,124
                                                     ------------   ------------
Net assets, ending                                   $  6,071,113   $  4,258,284
                                                     ============   ============

Units sold                                              1,005,425      2,876,568
Units redeemed                                           (794,238)      (578,226)
                                                     ------------   ------------
Net increase (decrease)                                   211,187      2,298,342
Units outstanding, beginning                            2,533,748        235,406
                                                     ------------   ------------
Units outstanding, ending                               2,744,935      2,533,748
                                                     ============   ============

--------------------------------------------------------------------------------
                  Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   6,633,510
Cost of units redeemed                                                (2,349,944)
Net investment income (loss)                                             (30,159)
Net realized gain (loss)                                                 176,585
Realized gain distributions                                            1,040,214
Net change in unrealized appreciation (depreciation)                     600,907
                                                                   -------------
                                                                   $   6,071,113
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     2.21         2,745   $    6,071          1.25%          31.6%
12/31/06           1.68         2,534        4,258          1.25%          23.6%
12/31/05           1.36           236          321          1.25%          36.0%
05/20/05           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     2.23           -     $      -            1.00%          31.9%
12/31/06           1.69           -            -            1.00%          23.5%
12/31/05           1.37           -            -            1.00%          36.7%
05/20/05           1.00           -            -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     2.24           -     $      -            0.75%          32.3%
12/31/06           1.69           -            -            0.75%          23.8%
12/31/05           1.37           -            -            0.75%          36.9%
05/20/05           1.00           -            -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     2.26           -     $      -            0.50%          32.6%
12/31/06           1.70           -            -            0.50%          24.1%
12/31/05           1.37           -            -            0.50%          37.1%
05/20/05           1.00           -            -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     2.27           -     $      -            0.25%          32.9%
12/31/06           1.71           -            -            0.25%          24.4%
12/31/05           1.37           -            -            0.25%          37.3%
05/20/05           1.00           -            -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     2.29           -     $      -            0.00%          33.3%
12/31/06           1.71           -            -            0.00%          24.7%
12/31/05           1.38           -            -            0.00%          37.5%
05/20/05           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007                2006               2005
0.6%                1.5%               1.8%

                             AUL American Unit Trust
                                   Oppenheimer
                             International Bond Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments          Cost of      Mutual Fund
                                      at Value      Investments           Shares
                                --------------   --------------   --------------
Investments                     $    1,798,682   $    1,866,442          307,477
Receivables: investments sold          153,794   ==============   ==============
Payables: investments redeemed             -
                                --------------
Net assets                      $    1,952,476
                                ==============

                                                          Units     Accumulation
                                    Net Assets      Outstanding       Unit Value
                                --------------   --------------   --------------
Band 125                        $    1,922,857        1,566,078   $         1.23
Band 100                                   -                -               1.24
Band 75                                    -                -               1.24
Band 50                                    -                -               1.25
Band 25                                    -                -               1.26
Band 0                                  29,619           23,347             1.27
                                --------------   --------------
Total                           $    1,952,476        1,589,425
                                ==============   ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      103,609
   Mortality & expense charges                                            17,160
                                                                  --------------
   Net investment income (loss)                                           86,449
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                7,481
   Realized gain distributions                                             7,491
   Net change in unrealized appreciation (depreciation)                  (92,326)
                                                                  --------------
   Net gain (loss)                                                       (77,354)
                                                                  --------------
Increase (decrease) in net assets from operations                 $        9,095
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     86,449   $      8,909
   Net realized gain (loss)                                 7,481           (499)
   Realized gain distributions                              7,491          1,713
   Net change in unrealized appreciation
      (depreciation)                                      (92,326)        24,641
                                                     ------------   ------------
Increase (decrease) in net assets from operations           9,095         34,764
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                             1,335,015        872,239
   Cost of units redeemed                                (233,167)       (68,730)
                                                     ------------   ------------
   Increase (decrease)                                  1,101,848        803,509
                                                     ------------   ------------
Net increase (decrease)                                 1,110,943        838,273
Net assets, beginning                                     841,533          3,260
                                                     ------------   ------------
Net assets, ending                                   $  1,952,476   $    841,533
                                                     ============   ============

Units sold                                              1,065,416        780,665
Units redeemed                                           (186,385)       (73,305
                                                     ------------   ------------
Net increase (decrease)                                   879,031        707,360
Units outstanding, beginning                              710,394          3,034
                                                     ------------   ------------
Units outstanding, ending                               1,589,425        710,394
                                                     ============   ============

--------------------------------------------------------------------------------
                  Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   2,210,510
Cost of units redeemed                                                  (301,897)
Net investment income (loss)                                              95,424
Net realized gain (loss)                                                   6,982
Realized gain distributions                                                9,217
Net change in unrealized appreciation (depreciation)                     (67,760)
                                                                   -------------
                                                                   $   1,952,476
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.23         1,566   $    1,923          1.25%           3.4%
12/31/06           1.19           708          841          1.25%          10.0%
12/31/05           1.08             3            3          1.25%           8.0%
05/20/05           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.24           -     $      -            1.00%           3.7%
12/31/06           1.19           -            -            1.00%          10.4%
12/31/05           1.08           -            -            1.00%           8.0%
05/20/05           1.00           -            -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.24           -     $      -            0.75%           3.9%
12/31/06           1.20           -            -            0.75%          10.6%
12/31/05           1.08           -            -            0.75%           8.2%
05/20/05           1.00           -            -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.25           -     $      -            0.50%           4.2%
12/31/06           1.20           -            -            0.50%          10.9%
12/31/05           1.08           -            -            0.50%           8.4%
05/20/05           1.00           -            -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.26           -     $      -            0.25%           4.4%
12/31/06           1.21           -            -            0.25%          11.2%
12/31/05           1.09           -            -            0.25%           8.5%
05/20/05           1.00           -            -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.27            23   $       30          0.00%           4.7%
12/31/06           1.21           -            -            0.00%          11.5%
12/31/05           1.09           -            -            0.00%           8.7%
05/20/05           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007                2006               2005
7.4%                2.6%               4.1%

                             AUL American Unit Trust
                                   Oppenheimer
                        International Small Company Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments          Cost of      Mutual Fund
                                      at Value      Investments           Shares
                                --------------   --------------   --------------
Investments                     $    1,509,072   $    1,635,080           57,096
Receivables: investments sold              -     ==============   ==============
Payables: investments redeemed         (14,293)
                                --------------
Net assets                      $    1,494,779
                                ==============

                                                          Units     Accumulation
                                    Net Assets      Outstanding       Unit Value
                                --------------   --------------   --------------
Band 125                        $    1,494,779          726,110   $         2.06
Band 100                                   -                -               2.07
Band 75                                    -                -               2.09
Band 50                                    -                -               2.10
Band 25                                    -                -               2.11
Band 0                                     -                -               2.13
                                --------------   --------------
Total                           $    1,494,779          726,110
                                ==============   ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       47,224
   Mortality & expense charges                                            15,789
                                                                  --------------
   Net investment income (loss)                                           31,435
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              187,862
   Realized gain distributions                                           212,261
   Net change in unrealized appreciation (depreciation)                 (246,520)
                                                                  --------------
   Net gain (loss)                                                       153,603
                                                                  --------------
Increase (decrease) in net assets from operations                 $      185,038
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     31,435   $     (2,110)
   Net realized gain (loss)                               187,862          4,966
   Realized gain distributions                            212,261         13,409
   Net change in unrealized appreciation
      (depreciation)                                     (246,520)       120,604
                                                     ------------   ------------
Increase (decrease) in net assets from operations         185,038        136,869
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                             1,169,812        717,632
   Cost of units redeemed                                (624,585)       (93,959)
                                                     ------------   ------------
   Increase (decrease)                                    545,227        623,673
                                                     ------------   ------------
Net increase (decrease)                                   730,265        760,542
Net assets, beginning                                     764,514          3,972
                                                     ------------   ------------
Net assets, ending                                   $  1,494,779   $    764,514
                                                     ============   ============

Units sold                                                586,111        520,704
Units redeemed                                           (303,731)       (80,071)
                                                     ------------   ------------
Net increase (decrease)                                   282,380        440,633
Units outstanding, beginning                              443,730          3,097
                                                     ------------   ------------
Units outstanding, ending                                 726,110        443,730
                                                     ============   ============

--------------------------------------------------------------------------------
                  Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   1,891,219
Cost of units redeemed                                                  (718,544)
Net investment income (loss)                                              29,317
Net realized gain (loss)                                                 192,828
Realized gain distributions                                              225,967
Net change in unrealized appreciation (depreciation)                    (126,008)
                                                                   -------------
                                                                   $   1,494,779
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     2.06           726   $    1,495          1.25%          19.5%
12/31/06           1.72           444          765          1.25%          34.6%
12/31/05           1.28             3            4          1.25%          28.0%
05/20/05           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     2.07           -     $      -            1.00%          19.8%
12/31/06           1.73           -            -            1.00%          34.7%
12/31/05           1.28           -            -            1.00%          28.5%
05/20/05           1.00           -            -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     2.09           -     $      -            0.75%          20.1%
12/31/06           1.74           -            -            0.75%          35.0%
12/31/05           1.29           -            -            0.75%          28.7%
05/20/05           1.00           -            -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     2.10           -     $      -            0.50%          20.4%
12/31/06           1.74           -            -            0.50%          35.3%
12/31/05           1.29           -            -            0.50%          28.9%
05/20/05           1.00           -            -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     2.11           -     $      -            0.25%          20.7%
12/31/06           1.75           -            -            0.25%          35.7%
12/31/05           1.29           -            -            0.25%          29.1%
05/20/05           1.00           -            -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     2.13           -     $      -            0.00%          21.0%
12/31/06           1.76           -            -            0.00%          36.0%
12/31/05           1.29           -            -            0.00%          29.3%
05/20/05           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007                2006               2005
4.2%                0.6%               0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                          Main Street Opportunity Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments          Cost of      Mutual Fund
                                      at Value      Investments           Shares
                                --------------   --------------   --------------
Investments                     $      540,362   $      580,015           40,033
Receivables: investments sold              -     ==============   ==============
Payables: investments redeemed            (114)
                                --------------
Net assets                      $      540,248
                                ==============

                                                          Units     Accumulation
                                    Net Assets      Outstanding       Unit Value
                                --------------   --------------   --------------
Band 125                        $      540,248          435,372   $         1.24
Band 100                                   -                -               1.25
Band 75                                    -                -               1.26
Band 50                                    -                -               1.27
Band 25                                    -                -               1.27
Band 0                                     -                -               1.28
                                --------------   --------------
Total                           $      540,248          435,372
                                ==============   ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        3,251
   Mortality & expense charges                                             6,015
                                                                  --------------
   Net investment income (loss)                                           (2,764)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,965
   Realized gain distributions                                            53,239
   Net change in unrealized appreciation (depreciation)                  (50,831)
                                                                  --------------
   Net gain (loss)                                                         4,373
                                                                  --------------
Increase (decrease) in net assets from operations                 $        1,609
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     (2,764)  $       (779)
   Net realized gain (loss)                                 1,965            355
   Realized gain distributions                             53,239         11,525
   Net change in unrealized appreciation
      (depreciation)                                      (50,831)        11,201
                                                     ------------   ------------
Increase (decrease) in net assets from operations           1,609         22,302
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               327,867        249,256
   Cost of units redeemed                                 (58,901)        (4,836)
                                                     ------------   ------------
   Increase (decrease)                                    268,966        244,420
                                                     ------------   ------------
Net increase (decrease)                                   270,575        266,722
Net assets, beginning                                     269,673          2,951
                                                     ------------   ------------
Net assets, ending                                   $    540,248   $    269,673
                                                     ============   ============

Units sold                                                260,318        241,934
Units redeemed                                            (46,660)       (22,961)
                                                     ------------   ------------
Net increase (decrease)                                   213,658        218,973
Units outstanding, beginning                              221,714          2,741
                                                     ------------   ------------
Units outstanding, ending                                 435,372        221,714
                                                     ============   ============

--------------------------------------------------------------------------------
                  Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     579,998
Cost of units redeemed                                                   (63,737)
Net investment income (loss)                                              (3,543)
Net realized gain (loss)                                                   2,320
Realized gain distributions                                               64,863
Net change in unrealized appreciation (depreciation)                     (39,653)
                                                                   -------------
                                                                   $     540,248
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.24           435   $      540          1.25%           1.9%
12/31/06           1.22           222          270          1.25%          12.7%
12/31/05           1.08             3            3          1.25%           8.0%
05/20/05           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.25           -     $      -            1.00%           2.2%
12/31/06           1.22           -            -            1.00%          13.3%
12/31/05           1.08           -            -            1.00%           7.8%
05/20/05           1.00           -            -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.26           -     $      -            0.75%           2.5%
12/31/06           1.23           -            -            0.75%          13.6%
12/31/05           1.08           -            -            0.75%           8.0%
05/20/05           1.00           -            -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.27           -     $      -            0.50%           2.7%
12/31/06           1.23           -            -            0.50%          13.9%
12/31/05           1.08           -            -            0.50%           8.2%
05/20/05           1.00           -            -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.27           -     $      -            0.25%           3.0%
12/31/06           1.24           -            -            0.25%          14.2%
12/31/05           1.08           -            -            0.25%           8.3%
05/20/05           1.00           -            -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.28           -     $      -            0.00%           3.2%
12/31/06           1.24           -            -            0.00%          14.5%
12/31/05           1.08           -            -            0.00%           8.5%
05/20/05           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007                2006               2005
0.8%                0.6%               0.3%

                             AUL American Unit Trust
                                   Oppenheimer
                           Small & Mid Cap Value Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments          Cost of      Mutual Fund
                                      at Value      Investments           Shares
                                --------------   --------------   --------------
Investments                     $    3,870,764   $    4,199,111          108,746
Receivables: investments sold           15,831   ==============   ==============
Payables: investments redeemed             -
                                --------------
Net assets                      $    3,886,595
                                ==============

                                                          Units     Accumulation
                                    Net Assets      Outstanding       Unit Value
                                --------------   --------------   --------------
Band 125                        $    3,886,595        2,768,356   $         1.40
Band 100                                   -                -               1.41
Band 75                                    -                -               1.42
Band 50                                    -                -               1.43
Band 25                                    -                -               1.44
Band 0                                     -                -               1.45
                                --------------   --------------
Total                           $    3,886,595        2,768,356
                                ==============   ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                            36,402
                                                                  --------------
   Net investment income (loss)                                          (36,402)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               81,496
   Realized gain distributions                                           356,654
   Net change in unrealized appreciation (depreciation)                 (360,089)
                                                                  --------------
   Net gain (loss)                                                        78,061
                                                                  --------------
Increase (decrease) in net assets from operations                 $       41,659
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    (36,402)  $     (7,230)
   Net realized gain (loss)                                81,496          1,659
   Realized gain distributions                            356,654         63,021
   Net change in unrealized appreciation
      (depreciation)                                     (360,089)        31,841
                                                     ------------   ------------
Increase (decrease) in net assets from operations          41,659         89,291
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                             3,741,813      1,308,454
   Cost of units redeemed                              (1,203,195)       (94,667)
                                                     ------------   ------------
   Increase (decrease)                                  2,538,618      1,213,787
                                                     ------------   ------------
Net increase (decrease)                                 2,580,277      1,303,078
Net assets, beginning                                   1,306,318          3,240
                                                     ------------   ------------
Net assets, ending                                   $  3,886,595   $  1,306,318
                                                     ============   ============

Units sold                                              2,588,625      1,078,335
Units redeemed                                           (819,510)       (81,971)
                                                     ------------   ------------
Net increase (decrease)                                 1,769,115        996,364
Units outstanding, beginning                              999,241          2,877
                                                     ------------   ------------
Units outstanding, ending                               2,768,356        999,241
                                                     ============   ============

--------------------------------------------------------------------------------
                  Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   5,053,441
Cost of units redeemed                                                (1,297,862)
Net investment income (loss)                                             (43,638)
Net realized gain (loss)                                                  83,155
Realized gain distributions                                              419,846
Net change in unrealized appreciation (depreciation)                    (328,347)
                                                                   -------------
                                                                   $   3,886,595
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.40         2,768   $    3,887          1.25%           7.4%
12/31/06           1.31           999        1,306          1.25%          15.7%
12/31/05           1.13             3            3          1.25%          13.0%
05/20/05           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.41           -     $      -            1.00%           7.7%
12/31/06           1.31           -            -            1.00%          16.4%
12/31/05           1.13           -            -            1.00%          12.8%
05/20/05           1.00           -            -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.42           -     $      -            0.75%           7.9%
12/31/06           1.32           -            -            0.75%          16.7%
12/31/05           1.13           -            -            0.75%          13.0%
05/20/05           1.00           -            -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.43           -     $      -            0.50%           8.2%
12/31/06           1.32           -            -            0.50%          17.0%
12/31/05           1.13           -            -            0.50%          13.1%
05/20/05           1.00           -            -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.44           -     $      -            0.25%           8.5%
12/31/06           1.33           -            -            0.25%          17.2%
12/31/05           1.13           -            -            0.25%          13.3%
05/20/05           1.00           -            -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.45           -     $      -            0.00%           8.7%
12/31/06           1.33           -            -            0.00%          17.5%
12/31/05           1.13           -            -            0.00%          13.5%
05/20/05           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007                2006               2005
0.0%                0.0%               0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                         Main Street Small Cap (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments          Cost of      Mutual Fund
                                      at Value      Investments           Shares
                                --------------   --------------   --------------
Investments                     $    1,590,322   $    1,868,462           79,767
Receivables: investments sold              -     ==============   ==============
Payables: investments redeemed         (17,321)
                                --------------
Net assets                      $    1,573,001
                                ==============

                                                          Units     Accumulation
                                    Net Assets      Outstanding       Unit Value
                                --------------   --------------   --------------
Band 125                        $    1,573,001        2,840,126   $         0.55
Band 100                                   -                -               0.56
Band 75                                    -                -               0.56
Band 50                                    -                -               0.56
Band 25                                    -                -               0.56
Band 0                                     -                -               0.56
                                --------------   --------------
Total                           $    1,573,001        2,840,126
                                ==============   ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        3,525
   Mortality & expense charges                                            14,398
                                                                  --------------
   Net investment income (loss)                                          (10,873)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                2,008
   Realized gain distributions                                           141,677
   Net change in unrealized appreciation (depreciation)                 (278,140)
                                                                  --------------
   Net gain (loss)                                                      (134,455)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (145,328)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                      Year ended   from 10/23/06
                                                      12/31/2007      12/31/2006
                                                    ------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    (10,873) $          -
   Net realized gain (loss)                                2,008             -
   Realized gain distributions                           141,677             -
   Net change in unrealized appreciation
      (depreciation)                                    (278,140)            -
                                                    ------------  --------------
Increase (decrease) in net assets from operations       (145,328)            -
                                                    ------------  --------------
Contract owner transactions:
   Proceeds from units sold                            2,694,688             -
   Cost of units redeemed                               (976,359)            -
                                                    ------------  --------------
   Increase (decrease)                                 1,718,329             -
                                                    ------------  --------------
Net increase (decrease)                                1,573,001             -
Net assets, beginning                                        -               -
                                                    ------------  --------------
Net assets, ending                                  $  1,573,001  $          -
                                                    ============  ==============

Units sold                                             4,286,683             -
Units redeemed                                        (1,446,557)            -
                                                    ------------  --------------
Net increase (decrease)                                2,840,126             -
Units outstanding, beginning                                 -               -
                                                    ------------  --------------
Units outstanding, ending                              2,840,126             -
                                                    ============  ==============

--------------------------------------------------------------------------------
                  Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   2,694,688
Cost of units redeemed                                                  (976,359)
Net investment income (loss)                                             (10,873)
Net realized gain (loss)                                                   2,008
Realized gain distributions                                              141,677
Net change in unrealized appreciation (depreciation)                    (278,140)
                                                                   -------------
                                                                   $   1,573,001
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.55         2,840   $    1,573          1.25%          -2.8%
12/31/06           0.57           -            -            1.25%         -43.0%
10/23/06           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.56           -     $      -            1.00%          -2.5%
12/31/06           0.57           -            -            1.00%         -43.0%
10/23/06           1.00           -            -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.56           -     $      -            0.75%          -2.3%
12/31/06           0.57           -            -            0.75%         -43.0%
10/23/06           1.00           -            -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.56           -     $      -            0.50%          -2.0%
12/31/06           0.57           -            -            0.50%         -43.0%
10/23/06           1.00           -            -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.56           -     $      -            0.25%          -1.8%
12/31/06           0.57           -            -            0.25%         -42.9%
10/23/06           1.00           -            -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.56           -     $      -            0.00%          -1.5%
12/31/06           0.57           -            -            0.00%         -42.9%
10/23/06           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007                2006
0.4%                0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                         Main Street Small Cap (Class N)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments          Cost of      Mutual Fund
                                      at Value      Investments           Shares
                                --------------   --------------   --------------
Investments                     $      155,649   $      171,670            8,094
Receivables: investments sold               90   ==============   ==============
Payables: investments redeemed             -
                                --------------
Net assets                      $      155,739
                                ==============

                                                          Units     Accumulation
                                    Net Assets      Outstanding       Unit Value
                                --------------   --------------   --------------
Band 125                        $      125,824          229,267   $         0.55
Band 100                                   -                -               0.55
Band 75                                    -                -               0.55
Band 50                                    -                -               0.55
Band 25                                    -                -               0.56
Band 0                                  29,915           53,704             0.56
                                --------------   --------------
Total                           $      155,739          282,971
                                ==============   ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               121
                                                                  --------------
   Net investment income (loss)                                             (121)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  (17)
   Realized gain distributions                                            14,182
   Net change in unrealized appreciation (depreciation)                  (16,021)
                                                                  --------------
   Net gain (loss)                                                        (1,856)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (1,977)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                      Year ended   from 10/23/06
                                                      12/31/2007      12/31/2006
                                                    ------------  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $       (121) $          -
   Net realized gain (loss)                                  (17)            -
   Realized gain distributions                            14,182             -
   Net change in unrealized appreciation
      (depreciation)                                     (16,021)            -
                                                    ------------  --------------
Increase (decrease) in net assets from operations         (1,977)            -
                                                    ------------  --------------
Contract owner transactions:
   Proceeds from units sold                              157,945             -
   Cost of units redeemed                                   (229)            -
                                                    ------------  --------------
   Increase (decrease)                                   157,716             -
                                                    ------------  --------------
Net increase (decrease)                                  155,739             -
Net assets, beginning                                        -               -
                                                    ------------  --------------
Net assets, ending                                  $    155,739  $          -
                                                    ============  ==============

Units sold                                               283,377             -
Units redeemed                                              (406)            -
                                                    ------------  --------------
Net increase (decrease)                                  282,971             -
Units outstanding, beginning                                 -               -
                                                    ------------  --------------
Units outstanding, ending                                282,971             -
                                                    ============  ==============

--------------------------------------------------------------------------------
                  Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     157,945
Cost of units redeemed                                                      (229)
Net investment income (loss)                                                (121)
Net realized gain (loss)                                                     (17)
Realized gain distributions                                               14,182
Net change in unrealized appreciation (depreciation)                     (16,021)
                                                                   -------------
                                                                   $     155,739
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.55           229   $      126          1.25%          -3.1%
12/31/06           0.57           -            -            1.25%         -43.4%
10/23/06           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.55           -     $      -            1.00%          -2.8%
12/31/06           0.57           -            -            1.00%         -43.3%
10/23/06           1.00           -            -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.55           -     $      -            0.75%          -2.6%
12/31/06           0.57           -            -            0.75%         -43.3%
10/23/06           1.00           -            -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.55           -     $      -            0.50%          -2.4%
12/31/06           0.57           -            -            0.50%         -43.3%
10/23/06           1.00           -            -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.56           -     $      -            0.25%          -2.1%
12/31/06           0.57           -            -            0.25%         -43.3%
10/23/06           1.00           -            -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.56            54   $       30          0.00%          -1.9%
12/31/06           0.57           -            -            0.00%         -43.2%
10/23/06           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007                2006
0.0%                0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                                     Global

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments          Cost of      Mutual Fund
                                      at Value      Investments           Shares
                                --------------   --------------   --------------
Investments                     $    1,675,733   $    1,663,802           23,045
Receivables: investments sold           21,710   ==============   ==============
Payables: investments redeemed         (35,152)
                                --------------
Net assets                      $    1,662,291
                                ==============

                                                          Units     Accumulation
                                    Net Assets      Outstanding       Unit Value
                                --------------   --------------   --------------
Band 125                        $      688,392          493,518   $         1.39
Band 100                                   -                -               1.40
Band 75                                    -                -               1.41
Band 50                                480,971          338,117             1.42
Band 25                                    -                -               1.43
Band 0                                 492,928          342,019             1.44
                                --------------   --------------
Total                           $    1,662,291        1,173,654
                                ==============   ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        7,453
   Mortality & expense charges                                            11,456
                                                                  --------------
   Net investment income (loss)                                           (4,003)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               33,415
   Realized gain distributions                                            99,821
   Net change in unrealized appreciation (depreciation)                  (49,511)
                                                                  --------------
   Net gain (loss)                                                        83,725
                                                                  --------------
Increase (decrease) in net assets from operations                 $       79,722
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     (4,003)  $     (2,687)
   Net realized gain (loss)                                33,415            468
   Realized gain distributions                             99,821         59,760
   Net change in unrealized appreciation
      (depreciation)                                      (49,511)        61,442
                                                     ------------   ------------
Increase (decrease) in net assets from operations          79,722        118,983
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               817,891      1,493,269
   Cost of units redeemed                                (736,991)      (110,583)
                                                     ------------   ------------
   Increase (decrease)                                     80,900      1,382,686
                                                     ------------   ------------
Net increase (decrease)                                   160,622      1,501,669
Net assets, beginning                                   1,501,669            -
                                                     ------------   ------------
Net assets, ending                                   $  1,662,291   $  1,501,669
                                                     ============   ============

Units sold                                                588,007      1,203,172
Units redeemed                                           (526,885)       (90,640)
                                                     ------------   ------------
Net increase (decrease)                                    61,122      1,112,532
Units outstanding, beginning                            1,112,532            -
                                                     ------------   ------------
Units outstanding, ending                               1,173,654      1,112,532
                                                     ============   ============

--------------------------------------------------------------------------------
                  Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   2,311,160
Cost of units redeemed                                                  (847,574)
Net investment income (loss)                                              (6,690)
Net realized gain (loss)                                                  33,883
Realized gain distributions                                              159,581
Net change in unrealized appreciation (depreciation)                      11,931
                                                                   -------------
                                                                   $   1,662,291
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.39           494   $      688          1.25%           4.2%
12/31/06           1.34           529          708          1.25%          15.4%
12/31/05           1.16           -            -            1.25%          16.0%
05/23/05           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.40           -     $      -            1.00%           4.5%
12/31/06           1.34           -            -            1.00%          15.8%
12/31/05           1.16           -            -            1.00%          16.1%
05/23/05           1.00           -            -            1.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.41           -     $      -            0.75%           4.7%
12/31/06           1.35           -            -            0.75%          16.1%
12/31/05           1.16           -            -            0.75%          16.3%
05/23/05           1.00           -            -            0.75%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.42           338   $      481          0.50%           5.0%
12/31/06           1.35           299          406          0.50%          16.3%
12/31/05           1.16           -            -            0.50%          16.4%
05/23/05           1.00           -            -            0.50%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.43           -     $      -            0.25%           5.3%
12/31/06           1.36           -            -            0.25%          16.6%
12/31/05           1.17           -            -            0.25%          16.6%
05/23/05           1.00           -            -            0.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.44           342   $      493          0.00%           5.5%
12/31/06           1.37           284          388          0.00%          16.9%
12/31/05           1.17           -            -            0.00%          16.8%
05/23/05           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007                2006                2005
0.5%                0.5%                0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                           Strategic Income (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments          Cost of      Mutual Fund
                                      at Value      Investments           Shares
                                --------------   --------------   --------------
Investments                     $          -     $          -                -
Receivables: investments sold              -     ==============   ==============
Payables: investments redeemed             -
                                --------------
Net assets                      $          -
                                ==============

                                                          Units     Accumulation
                                    Net Assets      Outstanding       Unit Value
                                --------------   --------------   --------------
Band 125                        $          -                -     $         1.03
Band 100                                   -                -               1.03
Band 75                                    -                -               1.04
Band 50                                    -                -               1.04
Band 25                                    -                -               1.04
Band 0                                     -                -               1.04
                                --------------   --------------
Total                           $          -                -
                                ==============   ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 5/24/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.03          -      $      -            1.25%           3.3%
05/24/07           1.00          -             -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.03          -      $      -            1.00%           3.5%
05/24/07           1.00          -             -            1.25%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.04          -      $      -            0.75%           3.6%
05/24/07           1.00          -             -            1.25%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.04          -      $      -            0.50%           3.8%
05/24/07           1.00          -             -            1.25%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.04          -      $      -            0.25%           3.9%
05/24/07           1.00          -             -            1.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.04          -      $      -            0.00%           4.1%
05/24/07           1.00          -             -            1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                 2007
                                 0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                           Strategic Income (Class N)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments          Cost of      Mutual Fund
                                      at Value      Investments           Shares
                                --------------   --------------   --------------
Investments                     $          -     $          -                -
Receivables: investments sold              -     ==============   ==============
Payables: investments redeemed             -
                                --------------
Net assets                      $          -
                                ==============

                                                          Units     Accumulation
                                    Net Assets      Outstanding       Unit Value
                                --------------   --------------   --------------
Band 125                        $          -                -     $         1.03
Band 100                                   -                -               1.03
Band 75                                    -                -               1.03
Band 50                                    -                -               1.04
Band 25                                    -                -               1.04
Band 0                                     -                -               1.04
                                --------------   --------------
Total                           $          -                -
                                ==============   ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                    from 5/24/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.03           -     $      -            1.25%           3.1%
05/24/07           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.03           -     $      -            1.00%           3.2%
05/24/07           1.00           -            -            1.25%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.03           -     $      -            0.75%           3.4%
05/24/07           1.00           -            -            1.25%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.04           -     $      -            0.50%           3.5%
05/24/07           1.00           -            -            1.25%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.04           -     $      -            0.25%           3.7%
05/24/07           1.00           -            -            1.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.04           -     $      -            0.00%           3.8%
05/24/07           1.00           -            -            1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                 2007
                                 0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                                 Value (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                   Investments          Cost of      Mutual Fund
                                      at Value      Investments           Shares
                                --------------   --------------   --------------
Investments                     $          -     $          -                -
Receivables: investments sold              -     ==============   ==============
Payables: investments redeemed             -
                                --------------
Net assets                      $          -
                                ==============

                                                          Units     Accumulation
                                    Net Assets      Outstanding       Unit Value
                                --------------   --------------   --------------
Band 125                        $          -                -     $         0.99
Band 100                                   -                -               0.99
Band 75                                    -                -               0.99
Band 50                                    -                -               0.99
Band 25                                    -                -               0.99
Band 0                                     -                -               0.99
                                --------------   --------------
Total                           $          -                -
                                ==============   ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                  Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.99           -     $      -            1.25%          -0.9%
11/12/07           1.00           -            -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.99           -     $      -            1.00%          -0.9%
11/12/07           1.00           -            -            1.25%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.99           -     $      -            0.75%          -0.8%
11/12/07           1.00           -            -            1.25%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.99           -     $      -            0.50%          -0.8%
11/12/07           1.00           -            -            1.25%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.99           -     $      -            0.25%          -0.8%
11/12/07           1.00           -            -            1.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                                 Unit                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.99           -     $      -            0.00%          -0.7%
11/12/07           1.00           -            -            1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                 2007
                                 0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                                 Value (Class N)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $         -     $         -               -
Receivables: investments sold               -     ==============  ==============
Payables: investments redeemed              -
                                  --------------
Net assets                        $         -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding     Unit Value
                                  --------------  --------------  --------------
Band 125                          $         -               -     $         0.99
Band 100                                    -               -               0.99
Band 75                                     -               -               0.99
Band 50                                     -               -               0.99
Band 25                                     -               -               0.99
Band 0                                      -               -               0.99
                                  --------------  --------------
Total                             $         -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                              -
                                                                  --------------
   Net investment income (loss)                                             -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                     -
                                                                  --------------
   Net gain (loss)                                                          -
                                                                  --------------
Increase (decrease) in net assets from operations                 $         -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            For the period
                                                             from 11/12/07
                                                               to 12/31/07
                                                            --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $         -
   Net realized gain (loss)                                           -
   Realized gain distributions                                        -
   Net change in unrealized appreciation (depreciation)               -
                                                            --------------
Increase (decrease) in net assets from operations                     -
                                                            --------------
Contract owner transactions:
   Proceeds from units sold                                           -
   Cost of units redeemed                                             -
                                                            --------------
   Increase (decrease)                                                -
                                                            --------------
Net increase (decrease)                                               -
Net assets, beginning                                                 -
                                                            --------------
Net assets, ending                                          $         -
                                                            ==============

Units sold                                                            -
Units redeemed                                                        -
                                                            --------------
Net increase (decrease)                                               -
Units outstanding, beginning                                          -
                                                            --------------
Units outstanding, ending                                             -
                                                            ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $          -
Cost of units redeemed                                                      -
Net investment income (loss)                                                -
Net realized gain (loss)                                                    -
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                        -
                                                                 ---------------
                                                                 $          -
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99          -       $     -             1.25%           -0.9%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99          -       $     -             1.00%           -0.9%
11/12/07         1.00          -             -             1.25%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99          -       $     -             0.75%           -0.9%
11/12/07         1.00          -             -             1.25%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99          -       $     -             0.50%           -0.8%
11/12/07         1.00          -             -             1.25%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99          -       $     -             0.25%           -0.8%
11/12/07         1.00          -             -             1.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99          -       $     -             0.00%           -0.8%
11/12/07         1.00          -             -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                 2007
                                 0.0%

                             AUL American Unit Trust
                                   Oppenheimer
                         International Growth (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $         -     $         -             -
Receivables: investments sold               -     ==============  ==============
Payables: investments redeemed              -
                                  --------------
Net assets                        $         -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $         -               -     $         0.97
Band 100                                    -               -               0.97
Band 75                                     -               -               0.97
Band 50                                     -               -               0.97
Band 25                                     -               -               0.97
Band 0                                      -               -               0.97
                                  --------------  --------------
Total                             $         -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                              -
                                                                  --------------
   Net investment income (loss)                                             -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                     -
                                                                  --------------
   Net gain (loss)                                                          -
                                                                  --------------
Increase (decrease) in net assets from operations                 $         -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            For the period
                                                             from 11/12/07
                                                               to 12/31/07
                                                            --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $         -
   Net realized gain (loss)                                           -
   Realized gain distributions                                        -
   Net change in unrealized appreciation(depreciation)                -
                                                            --------------
Increase (decrease) in net assets from operations                     -
                                                            --------------
Contract owner transactions:
   Proceeds from units sold                                           -
   Cost of units redeemed                                             -
                                                            --------------
   Increase (decrease)                                                -
                                                            --------------
Net increase (decrease)                                               -
Net assets, beginning                                                 -
                                                            --------------
Net assets, ending                                          $         -
                                                            ==============

Units sold                                                            -
Units redeemed                                                        -
                                                            --------------
Net increase (decrease)                                               -
Units outstanding, beginning                                          -
                                                            --------------
Units outstanding, ending                                             -
                                                            ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $          -
Cost of units redeemed                                                      -
Net investment income (loss)                                                -
Net realized gain (loss)                                                    -
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                        -
                                                                 ---------------
                                                                 $          -
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -       $     -             1.25%           -3.4%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -       $     -             1.00%           -3.3%
11/12/07         1.00          -             -             1.25%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -       $     -             0.75%           -3.3%
11/12/07         1.00          -             -             1.25%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -       $     -             0.50%           -3.3%
11/12/07         1.00          -             -             1.25%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -       $     -             0.25%           -3.2%
11/12/07         1.00          -             -             1.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -       $     -             0.00%           -3.2%
11/12/07         1.00          -             -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                 2007
                                 0.0%

                            AUL American Unit Trust
                                   Oppenheimer
                         International Growth (Class N)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $         -     $         -              -
Receivables: investments sold               -     ==============  ==============
Payables: investments redeemed              -
                                  --------------
Net assets                        $         -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $         -               -     $         0.97
Band 100                                    -               -               0.97
Band 75                                     -               -               0.97
Band 50                                     -               -               0.97
Band 25                                     -               -               0.97
Band 0                                      -               -               0.97
                                  --------------  --------------
Total                             $         -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                              -
                                                                  --------------
   Net investment income (loss)                                             -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                     -
                                                                  --------------
   Net gain (loss)                                                          -
                                                                  --------------
Increase (decrease) in net assets from operations                 $         -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            For the period
                                                             from 11/12/07
                                                               to 12/31/07
                                                            --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $         -
   Net realized gain (loss)                                           -
   Realized gain distributions                                        -
   Net change in unrealized appreciation (depreciation)               -
                                                            --------------
Increase (decrease) in net assets from operations                     -
                                                            --------------
Contract owner transactions:
   Proceeds from units sold                                           -
   Cost of units redeemed                                             -
                                                            --------------
   Increase (decrease)                                                -
                                                            --------------
Net increase (decrease)                                               -
Net assets, beginning                                                 -
                                                            --------------
Net assets, ending                                          $         -
                                                            ==============

Units sold                                                            -
Units redeemed                                                        -
                                                            --------------
Net increase (decrease)                                               -
Units outstanding, beginning                                          -
                                                            --------------
Units outstanding, ending                                             -
                                                            ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $          -
Cost of units redeemed                                                      -
Net investment income (loss)                                                -
Net realized gain (loss)                                                    -
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                        -
                                                                 ---------------
                                                                 $          -
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97            -     $     -             1.25%           -3.4%
11/12/07         1.00            -           -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -       $     -             1.00%           -3.4%
11/12/07         1.00          -             -             1.25%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -       $     -             0.75%           -3.3%
11/12/07         1.00          -             -             1.25%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -       $     -             0.50%           -3.3%
11/12/07         1.00          -             -             1.25%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -       $     -             0.25%           -3.3%
11/12/07         1.00          -             -             1.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -       $     -             0.00%           -3.3%
11/12/07         1.00          -             -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                 2007
                                 0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                               International Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $      826,075    $      847,051            39,276
Receivables: investments sold               39,565    ==============    ==============
Payables: investments redeemed                 -
                                    --------------
Net assets                          $      865,640
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Band 125                            $      865,640           533,987    $         1.62
Band 100                                       -                 -                1.63
Band 75                                        -                 -                1.64
Band 50                                        -                 -                1.65
Band 25                                        -                 -                1.66
Band 0                                         -                 -                1.67
                                    --------------    --------------
Total                               $      865,640           533,987
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       11,392
   Mortality & expense charges                                             9,384
                                                                  --------------
   Net investment income (loss)                                            2,008
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               38,134
   Realized gain distributions                                            36,744
   Net change in unrealized appreciation (depreciation)                  (63,356)
                                                                  --------------
   Net gain (loss)                                                        11,522
                                                                  --------------
Increase (decrease) in net assets from operations                 $       13,530
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      2,008   $      4,822
   Net realized gain (loss)                                38,134          1,903
   Realized gain distributions                             36,744         24,459
   Net change in unrealized appreciation
      (depreciation)                                      (63,356)        42,413
                                                     ------------   ------------
Increase (decrease) in net assets from operations          13,530         73,597
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               604,996        525,031
   Cost of units redeemed                                (330,693)       (22,971)
                                                     ------------   ------------
   Increase (decrease)                                    274,303        502,060
                                                     ------------   ------------
Net increase (decrease)                                   287,833        575,657
Net assets, beginning                                     577,807          2,150
                                                     ------------   ------------
Net assets, ending                                   $    865,640   $    577,807
                                                     ============   ============

Units sold                                                373,587        385,066
Units redeemed                                           (209,013)       (17,472)
                                                     ------------   ------------
Net increase (decrease)                                   164,574        367,594
Units outstanding, beginning                              369,413          1,819
                                                     ------------   ------------
Units outstanding, ending                                 533,987        369,413
                                                     ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   1,132,091
Cost of units redeemed                                                  (353,664)
Net investment income (loss)                                               6,851
Net realized gain (loss)                                                  40,037
Realized gain distributions                                               61,301
Net change in unrealized appreciation (depreciation)                     (20,976)
                                                                   -------------
                                                                   $     865,640
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.62           534       $  866           1.25%            3.6%
12/31/06         1.56           369          578           1.25%           32.6%
12/31/05         1.18             2            2           1.25%           18.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.63           -         $  -             1.00%            3.9%
12/31/06         1.57           -            -             1.00%           32.6%
12/31/05         1.18           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.64           -         $  -             0.75%            4.2%
12/31/06         1.58           -            -             0.75%           32.9%
12/31/05         1.19           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.65           -         $  -             0.50%            4.4%
12/31/06         1.58           -            -             0.50%           33.2%
12/31/05         1.19           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.66           -         $  -             0.25%            4.7%
12/31/06         1.59           -            -             0.25%           33.6%
12/31/05         1.19           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.67           -         $  -             0.00%            4.9%
12/31/06         1.60           -            -             0.00%           33.9%
12/31/05         1.19           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005
1.6%       3.0%       1.8%

                             AUL American Unit Trust
                                AllianceBernstein
                                  Global Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $    1,612,922    $    1,875,609           113,818
Receivables: investments sold               15,762    ==============    ==============
Payables: investments redeemed             (10,190)
                                    --------------
Net assets                          $    1,618,494
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Band 125                            $    1,618,494         1,133,543    $         1.43
Band 100                                       -                 -                1.44
Band 75                                        -                 -                1.45
Band 50                                        -                 -                1.46
Band 25                                        -                 -                1.47
Band 0                                         -                 -                1.48
                                    --------------    --------------
Total                               $    1,618,494         1,133,543
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       19,049
   Mortality & expense charges                                            16,482
                                                                  --------------
   Net investment income (loss)                                            2,567
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               71,753
   Realized gain distributions                                           130,769
   Net change in unrealized appreciation (depreciation)                 (323,538)
                                                                  --------------
   Net gain (loss)                                                      (121,016)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (118,449)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      2,567   $      5,781
   Net realized gain (loss)                                71,753          5,660
   Realized gain distributions                            130,769         65,483
   Net change in unrealized appreciation
      (depreciation)                                     (323,538)        61,208
                                                     ------------   ------------
Increase (decrease) in net assets from operations        (118,449)       138,132
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                             3,107,076        387,233
   Cost of units redeemed                              (2,206,279)       (61,588)
                                                     ------------   ------------
   Increase (decrease)                                    900,797        325,645
                                                     ------------   ------------
Net increase (decrease)                                   782,348        463,776
Net assets, beginning                                     836,146        372,370
                                                     ------------   ------------
Net assets, ending                                   $  1,618,494   $    836,146
                                                     ============   ============

Units sold                                              2,075,457        295,582
Units redeemed                                         (1,514,255)       (47,750)
                                                     ------------   ------------
Net increase (decrease)                                   561,202        247,832
Units outstanding, beginning                              572,341        324,509
                                                     ------------   ------------
Units outstanding, ending                               1,133,543        572,341
                                                     ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   3,866,223
Cost of units redeemed                                                (2,267,867)
Net investment income (loss)                                               8,430
Net realized gain (loss)                                                  77,413
Realized gain distributions                                              196,982
Net change in unrealized appreciation (depreciation)                    (262,687)
                                                                   -------------
                                                                   $   1,618,494
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.43         1,134     $  1,618           1.25%           -0.4%
12/31/06         1.43           583          836           1.25%           24.7%
12/31/05         1.15           323          372           1.25%           15.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.44           -         $  -             1.00%           -0.2%
12/31/06         1.44           -            -             1.00%           25.3%
12/31/05         1.15           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.45           -         $  -             0.75%            0.1%
12/31/06         1.45           -            -             0.75%           25.6%
12/31/05         1.15           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.46           -         $  -             0.50%            0.3%
12/31/06         1.45           -            -             0.50%           25.9%
12/31/05         1.15           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.47           -         $  -             0.25%            0.6%
12/31/06         1.46           -            -             0.25%           26.2%
12/31/05         1.15           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.48           -         $  -             0.00%            0.8%
12/31/06         1.46           -            -             0.00%           26.5%
12/31/05         1.16           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005
1.6%       2.1%       0.1%

                             AUL American Unit Trust
                                AllianceBernstein
                                   Value Fund

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $      143,563    $      160,479            12,270
Receivables: investments sold                9,560    ==============    ==============
Payables: investments redeemed                 -
                                    --------------
Net assets                          $      153,123
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Band 125                            $       88,233            74,674    $         1.18
Band 100                                    64,890            54,559              1.19
Band 75                                        -                 -                1.20
Band 50                                        -                 -                1.20
Band 25                                        -                 -                1.21
Band 0                                         -                 -                1.22
                                    --------------    --------------
Total                               $      153,123           129,233
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        2,814
   Mortality & expense charges                                             1,580
                                                                  --------------
   Net investment income (loss)                                            1,234
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                2,548
   Realized gain distributions                                            10,624
   Net change in unrealized appreciation (depreciation)                  (25,054)
                                                                  --------------
   Net gain (loss)                                                       (11,882)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (10,648)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      1,234   $        739
   Net realized gain (loss)                                 2,548            330
   Realized gain distributions                             10,624          3,463
   Net change in unrealized appreciation
      (depreciation)                                      (25,054)         8,295
                                                     ------------   ------------
Increase (decrease) in net assets from operations         (10,648)        12,827
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                86,607        101,220
   Cost of units redeemed                                 (33,640)        (6,608)
                                                     ------------   ------------
   Increase (decrease)                                     52,967         94,612
                                                     ------------   ------------
Net increase (decrease)                                    42,319        107,439
Net assets, beginning                                     110,804          3,365
                                                     ------------   ------------
Net assets, ending                                   $    153,123   $    110,804
                                                     ============   ============

Units sold                                                 68,432         90,658
Units redeemed                                            (27,251)        (5,803)
                                                     ------------   ------------
Net increase (decrease)                                    41,181         84,855
Units outstanding, beginning                               88,052          3,197
                                                     ------------   ------------
Units outstanding, ending                                 129,233         88,052
                                                     ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     191,201
Cost of units redeemed                                                   (40,248)
Net investment income (loss)                                               2,000
Net realized gain (loss)                                                   2,878
Realized gain distributions                                               14,208
Net change in unrealized appreciation (depreciation)                     (16,916)
                                                                   -------------
                                                                   $     153,123
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.18            75       $   88           1.25%           -5.9%
12/31/06         1.26            44           56           1.25%           19.6%
12/31/05         1.05             3            3           1.25%            5.0%
05/20/05         1.00            -            -            0.00%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.19            55       $   65           1.00%           -5.7%
12/31/06         1.26            44           55           1.00%           19.6%
12/31/05         1.05            -            -            0.00%            0.0%
05/20/05         1.00            -            -            0.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.20           -         $  -             0.75%           -5.4%
12/31/06         1.27           -            -             0.75%           19.9%
12/31/05         1.06           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.20           -         $  -             0.50%           -5.2%
12/31/06         1.27           -            -             0.50%           20.2%
12/31/05         1.06           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.21           -         $  -             0.25%           -5.0%
12/31/06         1.28           -            -             0.25%           20.5%
12/31/05         1.06           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.22           -         $  -             0.00%           -4.7%
12/31/06         1.28           -            -             0.00%           20.8%
12/31/05         1.06           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005
2.1%       2.4%       2.3%

                             AUL American Unit Trust
                                AllianceBernstein
                                 Mid Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $      470,962    $      485,365            82,827
Receivables: investments sold                1,209    ==============    ==============
Payables: investments redeemed                 -
                                    --------------
Net assets                          $      472,171
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Band 125                            $      173,514           136,327    $         1.27
Band 100                                    49,740            38,825              1.28
Band 75                                        -                 -                1.29
Band 50                                    248,917           191,769              1.30
Band 25                                        -                 -                1.31
Band 0                                         -                 -                1.32
                                    --------------    --------------
Total                               $      472,171           366,921
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                             4,047
                                                                  --------------
   Net investment income (loss)                                           (4,047)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,669
   Realized gain distributions                                            61,224
   Net change in unrealized appreciation (depreciation)                  (14,334)
                                                                  --------------
   Net gain (loss)                                                        48,559
                                                                  --------------
Increase (decrease) in net assets from operations                 $       44,512
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     (4,047)  $       (984)
   Net realized gain (loss)                                 1,669           (691)
   Realized gain distributions                             61,224         28,207
   Net change in unrealized appreciation
      (depreciation)                                      (14,334)           (69)
                                                     ------------   ------------
Increase (decrease) in net assets from operations          44,512         26,463
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               113,831        459,326
   Cost of units redeemed                                (163,987)        (7,974)
                                                     ------------   ------------
   Increase (decrease)                                    (50,156)       451,352
                                                     ------------   ------------
Net increase (decrease)                                    (5,644)       477,815
Net assets, beginning                                     477,815            -
                                                     ------------   ------------
Net assets, ending                                   $    472,171   $    477,815
                                                     ============   ============

Units sold                                                 93,964        419,522
Units redeemed                                           (138,463)        (8,102)
                                                     ------------   ------------
Net increase (decrease)                                   (44,499)       411,420
Units outstanding, beginning                              411,420            -
                                                     ------------   ------------
Units outstanding, ending                                 366,921        411,420
                                                     ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     573,157
Cost of units redeemed                                                  (171,961)
Net investment income (loss)                                              (5,031)
Net realized gain (loss)                                                     978
Realized gain distributions                                               89,431
Net change in unrealized appreciation (depreciation)                     (14,403)
                                                                   -------------
                                                                   $     472,171
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.27           136         $174           1.25%           10.2%
12/31/06         1.15           158          182           1.25%           -0.5%
12/31/05         1.16           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.28            39        $  50           1.00%           10.5%
12/31/06         1.16            83           96           1.00%            0.2%
12/31/05         1.16            -            -            0.00%            0.0%
05/20/05         1.00            -            -            0.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.29           -         $  -             0.75%           10.8%
12/31/06         1.16           -            -             0.75%            0.5%
12/31/05         1.16           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.30           192         $249           0.50%           11.1%
12/31/06         1.17           171          200           0.50%            0.7%
12/31/05         1.16           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.31           -         $  -             0.25%           11.3%
12/31/06         1.17           -            -             0.25%            1.0%
12/31/05         1.16           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.32           -         $  -             0.00%           11.6%
12/31/06         1.18           -            -             0.00%            1.2%
12/31/05         1.16           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005
0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                                Small Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $       69,775    $       64,588             2,254
Receivables: investments sold                  -      ==============    ==============
Payables: investments redeemed                (307)
                                    --------------
Net assets                          $       69,468
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Band 125                            $       68,831            48,659    $         1.41
Band 100                                       -                 -                1.42
Band 75                                        -                 -                1.43
Band 50                                        -                 -                1.44
Band 25                                        -                 -                1.45
Band 0                                         637               436              1.46
                                    --------------    --------------
Total                               $       69,468            49,095
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               596
                                                                  --------------
   Net investment income (loss)                                             (596)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                3,473
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    1,760
                                                                  --------------
   Net gain (loss)                                                         5,233
                                                                  --------------
Increase (decrease) in net assets from operations                 $        4,637
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       (596)  $       (133)
   Net realized gain (loss)                                 3,473            -
   Realized gain distributions                                -              -
   Net change in unrealized appreciation
      (depreciation)                                        1,760          3,427
                                                     ------------   ------------
Increase (decrease) in net assets from operations           4,637          3,294
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                44,405         34,798
   Cost of units redeemed                                 (17,623)           (43)
                                                     ------------   ------------
   Increase (decrease)                                     26,782         34,755
                                                     ------------   ------------
Net increase (decrease)                                    31,419         38,049
Net assets, beginning                                      38,049            -
                                                     ------------   ------------
Net assets, ending                                   $     69,468   $     38,049
                                                     ============   ============

Units sold                                                 31,300         30,317
Units redeemed                                            (12,458)           (64)
                                                     ------------   ------------
Net increase (decrease)                                    18,842         30,253
Units outstanding, beginning                               30,253            -
                                                     ------------   ------------
Units outstanding, ending                                  49,095         30,253
                                                     ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $      79,203
Cost of units redeemed                                                   (17,666)
Net investment income (loss)                                                (729)
Net realized gain (loss)                                                   3,473
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                       5,187
                                                                   -------------
                                                                   $      69,468
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.41            49         $ 69           1.25%           12.4%
12/31/06         1.26            30           38           1.25%            9.4%
12/31/05         1.15           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.42           -         $  -             1.00%           12.7%
12/31/06         1.26           -            -             1.00%            9.4%
12/31/05         1.15           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.43           -         $  -             0.75%           13.0%
12/31/06         1.27           -            -             0.75%            9.7%
12/31/05         1.16           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.44           -         $  -             0.50%           13.3%
12/31/06         1.27           -            -             0.50%           10.0%
12/31/05         1.16           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.45           -         $  -             0.25%           13.6%
12/31/06         1.28           -            -             0.25%           10.3%
12/31/05         1.16           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.46             0       $    1           0.00%           13.9%
12/31/06         1.28           -            -             0.00%           10.5%
12/31/05         1.16           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005
0.0%       0.0%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             Focused Growth & Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $       38,228    $       45,565             2,918
Receivables: investments sold                  -      ==============    ==============
Payables: investments redeemed                  (6)
                                    --------------
Net assets                          $       38,222
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Band 125                            $       38,222            30,906    $         1.24
Band 100                                       -                 -                1.24
Band 75                                        -                 -                1.25
Band 50                                        -                 -                1.26
Band 25                                        -                 -                1.27
Band 0                                         -                 -                1.28
                                    --------------    --------------
Total                               $       38,222            30,906
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          228
   Mortality & expense charges                                               262
                                                                  --------------
   Net investment income (loss)                                              (34)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  242
   Realized gain distributions                                             7,301
   Net change in unrealized appreciation (depreciation)                   (7,337)
                                                                  --------------
   Net gain (loss)                                                           206
                                                                  --------------
Increase (decrease) in net assets from operations                 $          172
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $        (34)  $        -
   Net realized gain (loss)                                   242            -
   Realized gain distributions                              7,301            -
   Net change in unrealized appreciation
      (depreciation)                                       (7,337)           -
                                                     ------------   ------------
Increase (decrease) in net assets from operations             172            -
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                                41,649            -
   Cost of units redeemed                                  (3,599)           -
                                                     ------------   ------------
   Increase (decrease)                                     38,050            -
                                                     ------------   ------------
Net increase (decrease)                                    38,222            -
Net assets, beginning                                         -              -
                                                     ------------   ------------
Net assets, ending                                   $     38,222   $        -
                                                     ============   ============

Units sold                                                 33,786            -
Units redeemed                                             (2,880)           -
                                                     ------------   ------------
Net increase (decrease)                                    30,906            -
Units outstanding, beginning                                  -              -
                                                     ------------   ------------
Units outstanding, ending                                  30,906            -
                                                     ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $      41,649
Cost of units redeemed                                                    (3,599)
Net investment income (loss)                                                 (34)
Net realized gain (loss)                                                     242
Realized gain distributions                                                7,301
Net change in unrealized appreciation (depreciation)                      (7,337)
                                                                   -------------
                                                                   $      38,222
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.24            31       $   38           1.25%            7.1%
12/31/06         1.15           -            -             1.25%           13.2%
12/31/05         1.02           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.24           -         $  -             1.00%            7.4%
12/31/06         1.16           -            -             1.00%           13.7%
12/31/05         1.02           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.25           -         $  -             0.75%            7.6%
12/31/06         1.16           -            -             0.75%           14.1%
12/31/05         1.02           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.26           -         $  -             0.50%            7.9%
12/31/06         1.17           -            -             0.50%           14.5%
12/31/05         1.02           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.27           -         $  -             0.25%            8.2%
12/31/06         1.17           -            -             0.25%           14.8%
12/31/05         1.02           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.28           -         $  -             0.00%            8.5%
12/31/06         1.18           -            -             0.00%           15.1%
12/31/05         1.02           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005
1.2%      0.0%         0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                              International Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $    7,360,321    $    6,492,158           356,837
Receivables: investments sold                4,902    ==============    ==============
Payables: investments redeemed                 -
                                    --------------
Net assets                          $    7,365,223
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Band 125                            $    6,565,630         3,870,393    $         1.70
Band 100                                       -                 -                1.71
Band 75                                        -                 -                1.72
Band 50                                    799,593           462,201              1.73
Band 25                                        -                 -                1.74
Band 0                                         -                 -                1.75
                                    --------------    --------------
Total                               $    7,365,223         4,332,594
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       47,655
   Mortality & expense charges                                            76,657
                                                                  --------------
   Net investment income (loss)                                          (29,002)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              179,179
   Realized gain distributions                                           408,186
   Net change in unrealized appreciation (depreciation)                  355,057
                                                                  --------------
   Net gain (loss)                                                       942,422
                                                                  --------------
Increase (decrease) in net assets from operations                 $      913,420
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $    (29,002)  $     15,187
   Net realized gain (loss)                               179,179         17,058
   Realized gain distributions                            408,186        195,076
   Net change in unrealized appreciation
      (depreciation)                                      355,057        513,106
                                                     ------------   ------------
Increase (decrease) in net assets from operations         913,420        740,427
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                             2,393,216      5,174,916
   Cost of units redeemed                              (1,497,278)      (359,478)
                                                     ------------   ------------
   Increase (decrease)                                    895,938      4,815,438
                                                     ------------   ------------
Net increase (decrease)                                 1,809,358      5,555,865
Net assets, beginning                                   5,555,865            -
                                                     ------------   ------------
Net assets, ending                                   $  7,365,223   $  5,555,865
                                                     ============   ============

Units sold                                              1,494,348      4,037,065
Units redeemed                                           (933,746)      (265,073)
                                                     ------------   ------------
Net increase (decrease)                                   560,602      3,771,992
Units outstanding, beginning                            3,771,992            -
                                                     ------------   ------------
Units outstanding, ending                               4,332,594      3,771,992
                                                     ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   7,568,132
Cost of units redeemed                                                (1,856,756)
Net investment income (loss)                                             (13,815)
Net realized gain (loss)                                                 196,237
Realized gain distributions                                              603,262
Net change in unrealized appreciation (depreciation)                     868,163
                                                                   -------------
                                                                   $   7,365,223
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.70         3,870     $  6,566           1.25%           15.4%
12/31/06         1.47         3,361        4,940           1.25%           23.5%
12/31/05         1.19           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.71           -         $  -             1.00%           15.4%
12/31/06         1.48           -            -             1.00%           23.3%
12/31/05         1.20           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.72           -         $  -             0.75%           15.9%
12/31/06         1.48           -            -             0.75%           23.6%
12/31/05         1.20           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.73           462       $  800           0.50%           16.1%
12/31/06         1.49           413          616           0.50%           24.1%
12/31/05         1.20           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.74           -         $  -             0.25%           16.5%
12/31/06         1.49           -            -             0.25%           24.4%
12/31/05         1.20           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.75           -         $  -             0.00%           16.8%
12/31/06         1.50           -            -             0.00%           24.7%
12/31/05         1.20           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005
0.7%       1.5%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                               Small/Mid Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $      291,242    $      342,072            19,279
Receivables: investments sold                  630    ==============    ==============
Payables: investments redeemed                 -
                                    --------------
Net assets                          $      291,872
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
Band 125                            $      291,872           237,462              1.23
Band 100                                       -                 -                1.24
Band 75                                        -                 -                1.25
Band 50                                        -                 -                1.25
Band 25                                        -                 -                1.26
Band 0                                         -                 -                1.27
                                    --------------    --------------
Total                               $      291,872           237,462
                                    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          267
   Mortality & expense charges                                             2,792
                                                                  --------------
   Net investment income (loss)                                           (2,525)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                9,231
   Realized gain distributions                                            24,209
   Net change in unrealized appreciation (depreciation)                  (49,923)
                                                                  --------------
   Net gain (loss)                                                       (16,483)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (19,008)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       Year ended     Year ended
                                                       12/31/2007     12/31/2006
                                                     ------------   ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $     (2,525)  $        116
   Net realized gain (loss)                                 9,231              9
   Realized gain distributions                             24,209          4,340
   Net change in unrealized appreciation
      (depreciation)                                      (49,923)          (907)
                                                     ------------   ------------
Increase (decrease) in net assets from operations         (19,008)         3,558
                                                     ------------   ------------
Contract owner transactions:
   Proceeds from units sold                               477,108         56,157
   Cost of units redeemed                                (225,798)          (145)
                                                     ------------   ------------
   Increase (decrease)                                    251,310         56,012
                                                     ------------   ------------
Net increase (decrease)                                   232,302         59,570
Net assets, beginning                                      59,570            -
                                                     ------------   ------------
Net assets, ending                                   $    291,872   $     59,570
                                                     ============   ============

Units sold                                                354,009         53,859
Units redeemed                                           (165,424)        (4,982)
                                                     ------------   ------------
Net increase (decrease)                                   188,585         48,877
Units outstanding, beginning                               48,877            -
                                                     ------------   ------------
Units outstanding, ending                                 237,462         48,877
                                                     ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     533,265
Cost of units redeemed                                                  (225,943)
Net investment income (loss)                                              (2,409)
Net realized gain (loss)                                                   9,240
Realized gain distributions                                               28,549
Net change in unrealized appreciation (depreciation)                     (50,830)
                                                                   -------------
                                                                   $     291,872
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.23           237       $  292           1.25%            0.8%
12/31/06         1.22            49           60           1.25%           11.8%
12/31/05         1.09           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.24           -         $  -             1.00%            1.1%
12/31/06         1.22           -            -             1.00%           12.3%
12/31/05         1.09           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.25           -         $  -             0.75%            1.2%
12/31/06         1.23           -            -             0.75%           12.8%
12/31/05         1.09           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.25           -         $  -             0.50%            1.6%
12/31/06         1.23           -            -             0.50%           12.9%
12/31/05         1.09           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.26           -         $  -             0.25%            1.9%
12/31/06         1.24           -            -             0.25%           13.1%
12/31/05         1.09           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.27           -         $  -             0.00%            2.1%
12/31/06         1.24           -            -             0.00%           13.4%
12/31/05         1.10           -            -             0.00%            0.0%
05/20/05         1.00           -            -             0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006       2005
0.2%       1.1%       0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             2010 Strategy (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.99
Band 100                                     -               -              0.99
Band 75                                      -               -              0.99
Band 50                                      -               -              0.99
Band 25                                      -               -              0.99
Band 0                                       -               -              0.99
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                    to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.25%           -1.1%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.00%           -1.0%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.75%           -1.0%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.50%           -1.0%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.25%           -0.9%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.00%           -0.9%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                          2010 Strategy (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.99
Band 100                                     -               -              0.99
Band 75                                      -               -              0.99
Band 50                                      -               -              0.99
Band 25                                      -               -              0.99
Band 0                                       -               -              0.99
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                    to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.25%           -1.1%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.00%           -1.0%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.75%           -1.0%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.50%           -1.0%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.25%           -0.9%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.00%           -0.9%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             2015 Strategy (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.99
Band 100                                     -               -              0.99
Band 75                                      -               -              0.99
Band 50                                      -               -              0.99
Band 25                                      -               -              0.99
Band 0                                       -               -              0.99
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                    to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.25%           -1.2%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.00%           -1.2%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.75%           -1.2%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.50%           -1.1%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.25%           -1.1%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.00%           -1.1%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                          2015 Strategy (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.99
Band 100                                     -               -              0.99
Band 75                                      -               -              0.99
Band 50                                      -               -              0.99
Band 25                                      -               -              0.99
Band 0                                       -               -              0.99
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                    to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.25%           -1.2%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.00%           -1.2%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.75%           -1.1%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.50%           -1.1%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.25%           -1.1%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.00%           -1.0%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             2020 Strategy (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.99
Band 100                                     -               -              0.99
Band 75                                      -               -              0.99
Band 50                                      -               -              0.99
Band 25                                      -               -              0.99
Band 0                                       -               -              0.99
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                    to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.25%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.00%           -1.3%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.75%           -1.3%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.50%           -1.3%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.25%           -1.2%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.00%           -1.2%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                          2020 Strategy (Advisor Class)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.99
Band 100                                     -               -              0.99
Band 75                                      -               -              0.99
Band 50                                      -               -              0.99
Band 25                                      -               -              0.99
Band 0                                       -               -              0.99
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                    to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.25%           -1.3%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.00%           -1.3%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.75%           -1.2%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.50%           -1.2%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.25%           -1.2%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.00%           -1.2%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             2025 Strategy (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -    $         0.99
Band 100                                     -               -              0.99
Band 75                                      -               -              0.99
Band 50                                      -               -              0.99
Band 25                                      -               -              0.99
Band 0                                       -               -              0.99
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                    to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation
      (depreciation)                                                         -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                           $         -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                   -------------
                                                                   $         -
                                                                   =============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.25%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.00%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.75%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.50%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.25%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.00%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                          2025 Strategy (Advisor Class)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                   Investments at           Cost of       Mutual Fund
                                            Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         0.98
Band 100                                      -                 -                0.99
Band 75                                       -                 -                0.99
Band 50                                       -                 -                0.99
Band 25                                       -                 -                0.99
Band 0                                        -                 -                0.99
                                   --------------    --------------
Total                              $          -                 -
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $          -
   Mortality & expense charges                                                   -
                                                                      --------------
   Net investment income (loss)                                                  -
                                                                      --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                      -
   Realized gain distributions                                                   -
   Net change in unrealized appreciation (depreciation)                          -
                                                                      --------------
   Net gain (loss)                                                               -
                                                                      --------------
Increase (decrease) in net assets from operations                     $          -
                                                                      ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the Period
                                                                        from 11/31/07
                                                                        to 12/31/2007
                                                                       --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                                   -
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation
      (depreciation)                                                              -
                                                                       --------------
Increase (decrease) in net assets from operations                                 -
                                                                       --------------
Contract owner transactions:
   Proceeds from units sold                                                       -
   Cost of units redeemed                                                         -
                                                                       --------------
   Increase (decrease)                                                            -
                                                                       --------------
Net increase (decrease)                                                           -
Net assets, beginning                                                             -
                                                                       --------------
Net assets, ending                                                                -
                                                                       ==============

Units sold                                                                        -
Units redeemed                                                                    -
                                                                       --------------
Net increase (decrease)                                                           -
Units outstanding, beginning                                                      -
                                                                       --------------
Units outstanding, ending                                                         -
                                                                       ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                              $           -
Cost of units redeemed                                                            -
Net investment income (loss)                                                      -
Net realized gain (loss)                                                          -
Realized gain distributions                                                       -
Net change in unrealized appreciation (depreciation)                              -
                                                                      ---------------
                                                                      $           -
                                                                      ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.25%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.00%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.75%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.50%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.25%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.00%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             2030 Strategy (Class R)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                   Investments at           Cost of       Mutual Fund
                                            Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         0.98
Band 100                                      -                 -                0.98
Band 75                                       -                 -                0.98
Band 50                                       -                 -                0.98
Band 25                                       -                 -                0.98
Band 0                                        -                 -                0.98
                                   --------------    --------------
Total                              $          -                 -
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $          -
   Mortality & expense charges                                                    -
                                                                       --------------
   Net investment income (loss)                                                   -
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation (depreciation)                           -
                                                                       --------------
   Net gain (loss)                                                                -
                                                                       --------------
Increase (decrease) in net assets from operations                      $          -
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the Period
                                                                        from 11/31/07
                                                                        to 12/31/2007
                                                                       --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                                   -
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation
      (depreciation)                                                              -
                                                                       --------------
Increase (decrease) in net assets from operations                                 -
                                                                       --------------
Contract owner transactions:
   Proceeds from units sold                                                       -
   Cost of units redeemed                                                         -
                                                                       --------------
   Increase (decrease)                                                            -
                                                                       --------------
Net increase (decrease)                                                           -
Net assets, beginning                                                             -
                                                                       --------------
Net assets, ending                                                                -
                                                                       ==============

Units sold                                                                        -
Units redeemed                                                                    -
                                                                       --------------
Net increase (decrease)                                                           -
Units outstanding, beginning                                                      -
                                                                       --------------
Units outstanding, ending                                                         -
                                                                       ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                              $           -
Cost of units redeemed                                                            -
Net investment income (loss)                                                      -
Net realized gain (loss)                                                          -
Realized gain distributions                                                       -
Net change in unrealized appreciation (depreciation)                              -
                                                                      ---------------
                                                                      $           -
                                                                      ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.25%           -1.7%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.00%           -1.7%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.75%           -1.7%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.50%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.25%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.00%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                          2030 Strategy (Advisor Class)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                   Investments at           Cost of       Mutual Fund
                                            Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         0.98
Band 100                                      -                 -                0.98
Band 75                                       -                 -                0.98
Band 50                                       -                 -                0.99
Band 25                                       -                 -                0.99
Band 0                                        -                 -                0.99
                                   --------------    --------------
Total                              $          -                 -
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $          -
   Mortality & expense charges                                                    -
                                                                       --------------
   Net investment income (loss)                                                   -
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation (depreciation)                           -
                                                                       --------------
   Net gain (loss)                                                                -
                                                                       --------------
Increase (decrease) in net assets from operations                      $          -
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the Period
                                                                        from 11/31/07
                                                                        to 12/31/2007
                                                                       --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                                   -
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation
      (depreciation)                                                              -
                                                                       --------------
Increase (decrease) in net assets from operations                                 -
                                                                       --------------
Contract owner transactions:
   Proceeds from units sold                                                       -
   Cost of units redeemed                                                         -
                                                                       --------------
   Increase (decrease)                                                            -
                                                                       --------------
Net increase (decrease)                                                           -
Net assets, beginning                                                             -
                                                                       --------------
Net assets, ending                                                                -
                                                                       ==============

Units sold                                                                        -
Units redeemed                                                                    -
                                                                       --------------
Net increase (decrease)                                                           -
Units outstanding, beginning                                                      -
                                                                       --------------
Units outstanding, ending                                                         -
                                                                       ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                              $           -
Cost of units redeemed                                                            -
Net investment income (loss)                                                      -
Net realized gain (loss)                                                          -
Realized gain distributions                                                       -
Net change in unrealized appreciation (depreciation)                              -
                                                                      ---------------
                                                                      $           -
                                                                      ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.25%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.00%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.75%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.50%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.25%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.00%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             2035 Strategy (Class R)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                   Investments at           Cost of       Mutual Fund
                                            Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         0.98
Band 100                                      -                 -                0.98
Band 75                                       -                 -                0.98
Band 50                                       -                 -                0.98
Band 25                                       -                 -                0.98
Band 0                                        -                 -                0.98
                                   --------------    --------------
Total                              $          -                 -
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $          -
   Mortality & expense charges                                                    -
                                                                       --------------
   Net investment income (loss)                                                   -
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation (depreciation)                           -
                                                                       --------------
   Net gain (loss)                                                                -
                                                                       --------------
Increase (decrease) in net assets from operations                      $          -
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the Period
                                                                        from 11/31/07
                                                                        to 12/31/2007
                                                                       --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                                   -
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation
      (depreciation)                                                              -
                                                                       --------------
Increase (decrease) in net assets from operations                                 -
                                                                       --------------
Contract owner transactions:
   Proceeds from units sold                                                       -
   Cost of units redeemed                                                         -
                                                                       --------------
   Increase (decrease)                                                            -
                                                                       --------------
Net increase (decrease)                                                           -
Net assets, beginning                                                             -
                                                                       --------------
Net assets, ending                                                                -
                                                                       ==============

Units sold                                                                        -
Units redeemed                                                                    -
                                                                       --------------
Net increase (decrease)                                                           -
Units outstanding, beginning                                                      -
                                                                       --------------
Units outstanding, ending                                                         -
                                                                       ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                              $           -
Cost of units redeemed                                                            -
Net investment income (loss)                                                      -
Net realized gain (loss)                                                          -
Realized gain distributions                                                       -
Net change in unrealized appreciation (depreciation)                              -
                                                                      ---------------
                                                                      $           -
                                                                      ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.25%           -1.8%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.00%           -1.8%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.75%           -1.7%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.50%           -1.7%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.25%           -1.7%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.00%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                          2035 Strategy (Advisor Class)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                   Investments at           Cost of       Mutual Fund
                                            Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         0.98
Band 100                                      -                 -                0.98
Band 75                                       -                 -                0.98
Band 50                                       -                 -                0.98
Band 25                                       -                 -                0.98
Band 0                                        -                 -                0.98
                                   --------------    --------------
Total                              $          -                 -
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                      $          -
   Mortality & expense charges                                                     -
                                                                        --------------
   Net investment income (loss)                                                    -
                                                                        --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                        -
   Realized gain distributions                                                     -
   Net change in unrealized appreciation (depreciation)                            -
                                                                        --------------
   Net gain (loss)                                                                 -
                                                                        --------------
Increase (decrease) in net assets from operations                       $          -
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the Period
                                                                        from 11/31/07
                                                                        to 12/31/2007
                                                                       --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                                   -
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation
      (depreciation)                                                              -
                                                                       --------------
Increase (decrease) in net assets from operations                                 -
                                                                       --------------
Contract owner transactions:
   Proceeds from units sold                                                       -
   Cost of units redeemed                                                         -
                                                                       --------------
   Increase (decrease)                                                            -
                                                                       --------------
Net increase (decrease)                                                           -
Net assets, beginning                                                             -
                                                                       --------------
Net assets, ending                                                                -
                                                                       ==============

Units sold                                                                        -
Units redeemed                                                                    -
                                                                       --------------
Net increase (decrease)                                                           -
Units outstanding, beginning                                                      -
                                                                       --------------
Units outstanding, ending                                                         -
                                                                       ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                              $           -
Cost of units redeemed                                                            -
Net investment income (loss)                                                      -
Net realized gain (loss)                                                          -
Realized gain distributions                                                       -
Net change in unrealized appreciation (depreciation)                              -
                                                                      ---------------
                                                                      $           -
                                                                      ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.25%           -1.7%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.00%           -1.7%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.75%           -1.7%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.50%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.25%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.00%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             2040 Strategy (Class R)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                   Investments at           Cost of       Mutual Fund
                                            Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         0.98
Band 100                                      -                 -                0.98
Band 75                                       -                 -                0.98
Band 50                                       -                 -                0.99
Band 25                                       -                 -                0.99
Band 0                                        -                 -                0.99
                                   --------------    --------------
Total                              $          -                 -
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $          -
   Mortality & expense charges                                                    -
                                                                       --------------
   Net investment income (loss)                                                   -
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation (depreciation)                           -
                                                                       --------------
   Net gain (loss)                                                                -
                                                                       --------------
Increase (decrease) in net assets from operations                      $          -
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the Period
                                                                        from 11/31/07
                                                                        to 12/31/2007
                                                                       --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                                   -
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation
      (depreciation)                                                              -
                                                                       --------------
Increase (decrease) in net assets from operations                                 -
                                                                       --------------
Contract owner transactions:
   Proceeds from units sold                                                       -
   Cost of units redeemed                                                         -
                                                                       --------------
   Increase (decrease)                                                            -
                                                                       --------------
Net increase (decrease)                                                           -
Net assets, beginning                                                             -
                                                                       --------------
Net assets, ending                                                                -
                                                                       ==============

Units sold                                                                        -
Units redeemed                                                                    -
                                                                       --------------
Net increase (decrease)                                                           -
Units outstanding, beginning                                                      -
                                                                       --------------
Units outstanding, ending                                                         -
                                                                       ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                              $           -
Cost of units redeemed                                                            -
Net investment income (loss)                                                      -
Net realized gain (loss)                                                          -
Realized gain distributions                                                       -
Net change in unrealized appreciation (depreciation)                              -
                                                                      ---------------
                                                                      $           -
                                                                      ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.25%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.00%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.75%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.50%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.25%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.00%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                          2040 Strategy (Advisor Class)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                   Investments at           Cost of       Mutual Fund
                                            Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         0.98
Band 100                                      -                 -                0.98
Band 75                                       -                 -                0.98
Band 50                                       -                 -                0.99
Band 25                                       -                 -                0.99
Band 0                                        -                 -                0.99
                                   --------------    --------------
Total                              $          -                 -
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $          -
   Mortality & expense charges                                                    -
                                                                       --------------
   Net investment income (loss)                                                   -
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation (depreciation)                           -
                                                                       --------------
   Net gain (loss)                                                                -
                                                                       --------------
Increase (decrease) in net assets from operations                      $          -
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the Period
                                                                        from 11/31/07
                                                                        to 12/31/2007
                                                                       --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                                   -
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation
      (depreciation)                                                              -
                                                                       --------------
Increase (decrease) in net assets from operations                                 -
                                                                       --------------
Contract owner transactions:
   Proceeds from units sold                                                       -
   Cost of units redeemed                                                         -
                                                                       --------------
   Increase (decrease)                                                            -
                                                                       --------------
Net increase (decrease)                                                           -
Net assets, beginning                                                             -
                                                                       --------------
Net assets, ending                                                                -
                                                                       ==============

Units sold                                                                        -
Units redeemed                                                                    -
                                                                       --------------
Net increase (decrease)                                                           -
Units outstanding, beginning                                                      -
                                                                       --------------
Units outstanding, ending                                                         -
                                                                       ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                              $           -
Cost of units redeemed                                                            -
Net investment income (loss)                                                      -
Net realized gain (loss)                                                          -
Realized gain distributions                                                       -
Net change in unrealized appreciation (depreciation)                              -
                                                                      ---------------
                                                                      $           -
                                                                      ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.25%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.00%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.75%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.50%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.25%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.00%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             2045 Strategy (Class R)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                   Investments at           Cost of       Mutual Fund
                                            Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         0.98
Band 100                                      -                 -                0.98
Band 75                                       -                 -                0.98
Band 50                                       -                 -                0.98
Band 25                                       -                 -                0.98
Band 0                                        -                 -                0.98
                                   --------------    --------------
Total                              $          -                 -
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $          -
   Mortality & expense charges                                                    -
                                                                       --------------
   Net investment income (loss)                                                   -
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation (depreciation)                           -
                                                                       --------------
   Net gain (loss)                                                                -
                                                                       --------------
Increase (decrease) in net assets from operations                      $          -
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the Period
                                                                        from 11/31/07
                                                                        to 12/31/2007
                                                                       --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                                   -
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation
      (depreciation)                                                              -
                                                                       --------------
Increase (decrease) in net assets from operations                                 -
                                                                       --------------
Contract owner transactions:
   Proceeds from units sold                                                       -
   Cost of units redeemed                                                         -
                                                                       --------------
   Increase (decrease)                                                            -
                                                                       --------------
Net increase (decrease)                                                           -
Net assets, beginning                                                             -
                                                                       --------------
Net assets, ending                                                                -
                                                                       ==============

Units sold                                                                        -
Units redeemed                                                                    -
                                                                       --------------
Net increase (decrease)                                                           -
Units outstanding, beginning                                                      -
                                                                       --------------
Units outstanding, ending                                                         -
                                                                       ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                              $           -
Cost of units redeemed                                                            -
Net investment income (loss)                                                      -
Net realized gain (loss)                                                          -
Realized gain distributions                                                       -
Net change in unrealized appreciation (depreciation)                              -
                                                                      ---------------
                                                                      $           -
                                                                      ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.25%           -1.8%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.00%           -1.7%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.75%           -1.7%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.50%           -1.7%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.25%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.00%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                          2045 Strategy (Advisor Class)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                   Investments at           Cost of       Mutual Fund
                                            Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         0.98
Band 100                                      -                 -                0.98
Band 75                                       -                 -                0.98
Band 50                                       -                 -                0.98
Band 25                                       -                 -                0.98
Band 0                                        -                 -                0.98
                                   --------------    --------------
Total                              $          -                 -
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $          -
   Mortality & expense charges                                                    -
                                                                       --------------
   Net investment income (loss)                                                   -
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation (depreciation)                           -
                                                                       --------------
   Net gain (loss)                                                                -
                                                                       --------------
Increase (decrease) in net assets from operations                      $          -
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the Period
                                                                        from 11/31/07
                                                                        to 12/31/2007
                                                                       --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                                   -
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation
      (depreciation)                                                              -
                                                                       --------------
Increase (decrease) in net assets from operations                                 -
                                                                       --------------
Contract owner transactions:
   Proceeds from units sold                                                       -
   Cost of units redeemed                                                         -
                                                                       --------------
   Increase (decrease)                                                            -
                                                                       --------------
Net increase (decrease)                                                           -
Net assets, beginning                                                             -
                                                                       --------------
Net assets, ending                                                                -
                                                                       ==============

Units sold                                                                        -
Units redeemed                                                                    -
                                                                       --------------
Net increase (decrease)                                                           -
Units outstanding, beginning                                                      -
                                                                       --------------
Units outstanding, ending                                                         -
                                                                       ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                              $           -
Cost of units redeemed                                                            -
Net investment income (loss)                                                      -
Net realized gain (loss)                                                          -
Realized gain distributions                                                       -
Net change in unrealized appreciation (depreciation)                              -
                                                                      ---------------
                                                                      $           -
                                                                      ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.25%           -1.7%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.00%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.75%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.50%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.25%           -1.6%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             0.00%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             2050 Strategy (Class R)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                   Investments at           Cost of       Mutual Fund
                                            Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         0.98
Band 100                                      -                 -                0.99
Band 75                                       -                 -                0.99
Band 50                                       -                 -                0.99
Band 25                                       -                 -                0.99
Band 0                                        -                 -                0.99
                                   --------------    --------------
Total                              $          -                 -
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $          -
   Mortality & expense charges                                                    -
                                                                       --------------
   Net investment income (loss)                                                   -
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation (depreciation)                           -
                                                                       --------------
   Net gain (loss)                                                                -
                                                                       --------------
Increase (decrease) in net assets from operations                      $          -
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the Period
                                                                        from 11/31/07
                                                                        to 12/31/2007
                                                                       --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                                   -
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation
      (depreciation)                                                              -
                                                                       --------------
Increase (decrease) in net assets from operations                                 -
                                                                       --------------
Contract owner transactions:
   Proceeds from units sold                                                       -
   Cost of units redeemed                                                         -
                                                                       --------------
   Increase (decrease)                                                            -
                                                                       --------------
Net increase (decrease)                                                           -
Net assets, beginning                                                             -
                                                                       --------------
Net assets, ending                                                                -
                                                                       ==============

Units sold                                                                        -
Units redeemed                                                                    -
                                                                       --------------
Net increase (decrease)                                                           -
Units outstanding, beginning                                                      -
                                                                       --------------
Units outstanding, ending                                                         -
                                                                       ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                              $           -
Cost of units redeemed                                                            -
Net investment income (loss)                                                      -
Net realized gain (loss)                                                          -
Realized gain distributions                                                       -
Net change in unrealized appreciation (depreciation)                              -
                                                                      ---------------
                                                                      $           -
                                                                      ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.25%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.00%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.75%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.50%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.25%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.00%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                          2050 Strategy (Advisor Class)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                   Investments at           Cost of       Mutual Fund
                                            Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         0.99
Band 100                                      -                 -                0.99
Band 75                                       -                 -                0.99
Band 50                                       -                 -                0.99
Band 25                                       -                 -                0.99
Band 0                                        -                 -                0.99
                                   --------------    --------------
Total                              $          -                 -
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $          -
   Mortality & expense charges                                                    -
                                                                       --------------
   Net investment income (loss)                                                   -
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation (depreciation)                           -
                                                                       --------------
   Net gain (loss)                                                                -
                                                                       --------------
Increase (decrease) in net assets from operations                      $          -
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the Period
                                                                        from 11/31/07
                                                                        to 12/31/2007
                                                                       --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                                   -
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation
      (depreciation)                                                              -
                                                                       --------------
Increase (decrease) in net assets from operations                                 -
                                                                       --------------
Contract owner transactions:
   Proceeds from units sold                                                       -
   Cost of units redeemed                                                         -
                                                                       --------------
   Increase (decrease)                                                            -
                                                                       --------------
Net increase (decrease)                                                           -
Net assets, beginning                                                             -
                                                                       --------------
Net assets, ending                                                                -
                                                                       ==============

Units sold                                                                        -
Units redeemed                                                                    -
                                                                       --------------
Net increase (decrease)                                                           -
Units outstanding, beginning                                                      -
                                                                       --------------
Units outstanding, ending                                                         -
                                                                       ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                              $           -
Cost of units redeemed                                                            -
Net investment income (loss)                                                      -
Net realized gain (loss)                                                          -
Realized gain distributions                                                       -
Net change in unrealized appreciation (depreciation)                              -
                                                                      ---------------
                                                                      $           -
                                                                      ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.25%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.00%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.75%           -1.3%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.50%           -1.3%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.25%           -1.3%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.00%           -1.2%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                             2055 Strategy (Class R)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                   Investments at           Cost of       Mutual Fund
                                            Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         0.98
Band 100                                      -                 -                0.98
Band 75                                       -                 -                0.99
Band 50                                       -                 -                0.99
Band 25                                       -                 -                0.99
Band 0                                        -                 -                0.99
                                   --------------    --------------
Total                              $          -                 -
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $          -
   Mortality & expense charges                                                    -
                                                                       --------------
   Net investment income (loss)                                                   -
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation (depreciation)                           -
                                                                       --------------
   Net gain (loss)                                                                -
                                                                       --------------
Increase (decrease) in net assets from operations                      $          -
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the Period
                                                                        from 11/31/07
                                                                        to 12/31/2007
                                                                       --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                                   -
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation
      (depreciation)                                                              -
                                                                       --------------
Increase (decrease) in net assets from operations                                 -
                                                                       --------------
Contract owner transactions:
   Proceeds from units sold                                                       -
   Cost of units redeemed                                                         -
                                                                       --------------
   Increase (decrease)                                                            -
                                                                       --------------
Net increase (decrease)                                                           -
Net assets, beginning                                                             -
                                                                       --------------
Net assets, ending                                                                -
                                                                       ==============

Units sold                                                                        -
Units redeemed                                                                    -
                                                                       --------------
Net increase (decrease)                                                           -
Units outstanding, beginning                                                      -
                                                                       --------------
Units outstanding, ending                                                         -
                                                                       ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                              $           -
Cost of units redeemed                                                            -
Net investment income (loss)                                                      -
Net realized gain (loss)                                                          -
Realized gain distributions                                                       -
Net change in unrealized appreciation (depreciation)                              -
                                                                      ---------------
                                                                      $           -
                                                                      ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.25%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -     $      -             1.00%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.75%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.50%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.25%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.00%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                AllianceBernstein
                          2055 Strategy (Advisor Class)

--------------------------------------------------------------------------------
                              STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                 December 31, 2007

                                   Investments at           Cost of       Mutual Fund
                                            Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         0.99
Band 100                                      -                 -                0.99
Band 75                                       -                 -                0.99
Band 50                                       -                 -                0.99
Band 25                                       -                 -                0.99
Band 0                                        -                 -                0.99
                                   --------------    --------------
Total                              $          -                 -
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $          -
   Mortality & expense charges                                                    -
                                                                       --------------
   Net investment income (loss)                                                   -
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation (depreciation)                           -
                                                                       --------------
   Net gain (loss)                                                                -
                                                                       --------------
Increase (decrease) in net assets from operations                      $          -
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the Period
                                                                        from 11/31/07
                                                                        to 12/31/2007
                                                                       --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                                   -
   Net realized gain (loss)                                                       -
   Realized gain distributions                                                    -
   Net change in unrealized appreciation
      (depreciation)                                                              -
                                                                       --------------
Increase (decrease) in net assets from operations                                 -
                                                                       --------------
Contract owner transactions:
   Proceeds from units sold                                                       -
   Cost of units redeemed                                                         -
                                                                       --------------
   Increase (decrease)                                                            -
                                                                       --------------
Net increase (decrease)                                                           -
Net assets, beginning                                                             -
                                                                       --------------
Net assets, ending                                                                -
                                                                       ==============

Units sold                                                                        -
Units redeemed                                                                    -
                                                                       --------------
Net increase (decrease)                                                           -
Units outstanding, beginning                                                      -
                                                                       --------------
Units outstanding, ending                                                         -
                                                                       ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                              $           -
Cost of units redeemed                                                            -
Net investment income (loss)                                                      -
Net realized gain (loss)                                                          -
Realized gain distributions                                                       -
Net change in unrealized appreciation (depreciation)                              -
                                                                      ---------------
                                                                      $           -
                                                                      ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.25%           -1.5%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             1.00%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.75%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.50%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.25%           -1.4%
11/12/07         1.00           -            -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99           -     $      -             0.00%           -1.3%
11/12/07         1.00           -            -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                 American Funds
                              AMCAP Fund (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $      268,230    $      249,534               956
Receivables: investments sold               7,566    ==============    ==============
Payables: investments redeemed           (256,722)
                                   --------------
Net assets                         $       19,074
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $       19,074            17,072    $         1.12
Band 100                                      -                 -                1.12
Band 75                                       -                 -                1.13
Band 50                                       -                 -                1.13
Band 25                                       -                 -                1.14
Band 0                                        -                 -                1.15
                                   --------------    --------------
Total                              $       19,074            17,072
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $          750
   Mortality & expense charges                                                    884
                                                                       --------------
   Net investment income (loss)                                                  (134)
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                     5,912
   Realized gain distributions                                                    982
   Net change in unrealized appreciation (depreciation)                        18,780
                                                                       --------------
   Net gain (loss)                                                             25,674
                                                                       --------------
Increase (decrease) in net assets from operations                      $       25,540
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the period
                                                         Year ended   from 1/03/06 to
                                                         12/31/2007        12/31/2006
                                                     --------------   ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $         (134)               (2)
   Net realized gain (loss)                                   5,912                 4
   Realized gain distributions                                  982               795
   Net change in unrealized appreciation
      (depreciation)                                         18,780               (84)
                                                     --------------   ---------------
Increase (decrease) in net assets from operations            25,540               713
                                                     --------------   ---------------
Contract owner transactions:
   Proceeds from units sold                                  78,786           197,311
   Cost of units redeemed                                  (283,276)              -
                                                     --------------   ---------------
   Increase (decrease)                                     (204,490)          197,311
                                                     --------------   ---------------
Net increase (decrease)                                    (178,950)          198,024
Net assets, beginning                                       198,024               -
                                                     --------------   ---------------
Net assets, ending                                   $       19,074           198,024
                                                     ==============   ===============

Units sold                                                   90,074           185,744
Units redeemed                                             (258,746)              -
                                                     --------------   ---------------
Net increase (decrease)                                    (168,672)          185,744
Units outstanding, beginning                                185,744               -
                                                     --------------   ---------------
Units outstanding, ending                                    17,072           185,744
                                                     ==============   ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                             $        276,097
Cost of units redeemed                                                       (283,276)
Net investment income (loss)                                                     (136)
Net realized gain (loss)                                                        5,916
Realized gain distributions                                                     1,777
Net change in unrealized appreciation (depreciation)                           18,696
                                                                     ----------------
                                                                     $         19,074
                                                                     ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.12            17       $       19            1.25%           5.8%
12/31/06          1.06            36               38            1.25%           5.6%
01/03/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.12           -         $      -              1.00%           6.0%
12/31/06          1.06           -                -              1.00%           5.9%
01/03/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.13           -         $      -              0.75%           6.3%
12/31/06          1.06           -                -              0.75%           6.2%
01/03/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.13           -         $      -              0.50%           6.6%
12/31/06          1.06           -                -              0.50%           6.4%
01/03/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.14           -         $      -              0.25%           6.8%
12/31/06          1.07           -                -              0.25%           6.7%
01/03/06          1.00           -                -              0.25%           0.0%

                                        BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.15           -         $      -              0.00%           7.1%
12/31/06          1.07           150              160            0.00%           7.0%
01/03/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007        2006
0.7%        0.1%

                             AUL American Unit Trust
                                 American Funds
                              AMCAP Fund (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $      111,430    $      118,537             5,601
Receivables: investments sold               1,048    ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $      112,478
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $      112,478           104,507    $         1.08
Band 100                                      -                 -                1.08
Band 75                                       -                 -                1.08
Band 50                                       -                 -                1.09
Band 25                                       -                 -                1.09
Band 0                                        -                 -                1.09
                                   --------------    --------------
Total                              $      112,478           104,507
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $          991
   Mortality & expense charges                                                    547
                                                                       --------------
   Net investment income (loss)                                                   444
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                        67
   Realized gain distributions                                                  5,313
   Net change in unrealized appreciation (depreciation)                        (7,107)
                                                                       --------------
   Net gain (loss)                                                             (1,727)
                                                                       --------------
Increase (decrease) in net assets from operations                      $       (1,283)
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the period
                                                         Year ended     from 10/23/06
                                                         12/31/2007     to 12/31/2006
                                                     --------------   ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          444               -
   Net realized gain (loss)                                      67               -
   Realized gain distributions                                5,313               -
   Net change in unrealized appreciation
      (depreciation)                                         (7,107)              -
                                                     --------------   ---------------
Increase (decrease) in net assets from operations            (1,283)              -
                                                     --------------   ---------------
Contract owner transactions:
   Proceeds from units sold                                 116,565               -
   Cost of units redeemed                                    (2,804)              -
                                                     --------------   ---------------
   Increase (decrease)                                      113,761               -
                                                     --------------   ---------------
Net increase (decrease)                                     112,478               -
Net assets, beginning                                           -                 -
                                                     --------------   ---------------
Net assets, ending                                   $      112,478               -
                                                     ==============   ===============

Units sold                                                  107,038               -
Units redeemed                                               (2,531)              -
                                                     --------------   ---------------
Net increase (decrease)                                     104,507               -
Units outstanding, beginning                                    -                 -
                                                     --------------   ---------------
Units outstanding, ending                                   104,507               -
                                                     ==============   ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                             $        116,565
Cost of units redeemed                                                         (2,804)
Net investment income (loss)                                                      444
Net realized gain (loss)                                                           67
Realized gain distributions                                                     5,313
Net change in unrealized appreciation (depreciation)                           (7,107)
                                                                     ----------------
                                                                     $        112,478
                                                                     ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.08           105       $      112            1.25%           6.1%
12/31/06          1.01           -                -              1.25%           1.4%
10/23/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.08           -         $      -              1.00%           6.4%
12/31/06          1.01           -                -              1.00%           1.5%
10/23/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.08           -         $      -              0.75%           6.6%
12/31/06          1.02           -                -              0.75%           1.5%
10/23/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.09           -         $      -              0.50%           6.9%
12/31/06          1.02           -                -              0.50%           1.6%
10/23/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.09           -         $      -              0.25%           7.2%
12/31/06          1.02           -                -              0.25%           1.6%
10/23/06          1.00           -                -              0.25%           0.0%

                                        BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.09           -         $      -              0.00%           7.5%
12/31/06          1.02           -                -              0.00%           1.7%
10/23/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
1.8%       0.0%

                             AUL American Unit Trust
                                 American Funds
                      American High Income Trust (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $      502,840    $      506,764            46,565
Receivables: investments sold              63,726    ==============    ==============
Payables: investments redeemed            (14,303)
                                   --------------
Net assets                         $      552,263
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $      346,240           314,645    $         1.10
Band 100                                      -                 -                1.11
Band 75                                       -                 -                1.11
Band 50                                       -                 -                1.12
Band 25                                       -                 -                1.12
Band 0                                    206,023           182,619              1.13
                                   --------------    --------------
Total                              $      552,263           497,264
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $       91,682
   Mortality & expense charges                                                 15,414
                                                                       --------------
   Net investment income (loss)                                                76,268
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   (41,786)
   Realized gain distributions                                                    998
   Net change in unrealized appreciation (depreciation)                       (51,024)
                                                                       --------------
   Net gain (loss)                                                            (91,812)
                                                                       --------------
Increase (decrease) in net assets from operations                      $      (15,544)
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the period
                                                         Year ended   from 1/03/06 to
                                                         12/31/2007        12/31/2006
                                                     --------------   ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       76,268            21,957
   Net realized gain (loss)                                 (41,786)            1,074
   Realized gain distributions                                  998             2,758
   Net change in unrealized appreciation
      (depreciation)                                        (51,024)           47,100
                                                     --------------   ---------------
Increase (decrease) in net assets from operations           (15,544)           72,889
                                                     --------------   ---------------
Contract owner transactions:
   Proceeds from units sold                               1,192,288         1,594,607
   Cost of units redeemed                                (2,249,974)          (42,003)
                                                     --------------   ---------------
   Increase (decrease)                                   (1,057,686)        1,552,604
                                                     --------------   ---------------
Net increase (decrease)                                  (1,073,230)        1,625,493
Net assets, beginning                                     1,625,493               -
                                                     --------------   ---------------
Net assets, ending                                   $      552,263         1,625,493
                                                     ==============   ===============

Units sold                                                1,067,894         1,501,741
Units redeemed                                           (2,045,871)          (26,500)
                                                     --------------   ---------------
Net increase (decrease)                                    (977,977)        1,475,241
Units outstanding, beginning                              1,475,241               -
                                                     --------------   ---------------
Units outstanding, ending                                   497,264         1,475,241
                                                     ==============   ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                             $      2,786,895
Cost of units redeemed                                                     (2,291,977)
Net investment income (loss)                                                   98,225
Net realized gain (loss)                                                      (40,712)
Realized gain distributions                                                     3,756
Net change in unrealized appreciation (depreciation)                           (3,924)
                                                                     ----------------
                                                                     $        552,263
                                                                     ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.10           315       $      346            1.25%          -0.1%
12/31/06          1.10         1,475            1,625            1.25%          10.2%
01/03/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.11           -         $      -              1.00%           0.1%
12/31/06          1.10           -                -              1.00%          10.5%
01/03/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.11           -         $      -              0.75%           0.4%
12/31/06          1.11           -                -              0.75%          10.7%
01/03/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.12           -         $      -              0.50%           0.6%
12/31/06          1.11           -                -              0.50%          11.0%
01/03/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.12           -         $      -              0.25%           0.9%
12/31/06          1.11           -                -              0.25%          11.3%
01/03/06          1.00           -                -              0.25%           0.0%

                                        BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.13           183       $      206            0.00%           1.1%
12/31/06          1.12           -                -              0.00%          11.6%
01/03/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
8.4%       3.3%

                             AUL American Unit Trust
                                 American Funds
                      American High Income Trust (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $    4,827,770    $    4,759,574           404,932
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed            (25,276)
                                   --------------
Net assets                         $    4,802,494
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $    4,802,494         4,650,304    $         1.03
Band 100                                      -                 -                1.04
Band 75                                       -                 -                1.04
Band 50                                       -                 -                1.04
Band 25                                       -                 -                1.05
Band 0                                        -                 -                1.05
                                   --------------    --------------
Total                              $    4,802,494         4,650,304
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $       83,014
   Mortality & expense charges                                                 24,712
                                                                       --------------
   Net investment income (loss)                                                58,302
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    (5,677)
   Realized gain distributions                                                  9,597
   Net change in unrealized appreciation (depreciation)                        68,197
                                                                       --------------
   Net gain (loss)                                                             72,117
                                                                       --------------
Increase (decrease) in net assets from operations                      $      130,419
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the period
                                                         Year ended     from 10/23/06
                                                         12/31/2007     to 12/31/2006
                                                     --------------   ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       58,302               -
   Net realized gain (loss)                                  (5,677)              -
   Realized gain distributions                                9,597               -
   Net change in unrealized appreciation
      (depreciation)                                         68,197               -
                                                     --------------   ---------------
Increase (decrease) in net assets from operations           130,419               -
                                                     --------------   ---------------
Contract owner transactions:
   Proceeds from units sold                               4,865,850               -
   Cost of units redeemed                                  (193,775)              -
                                                     --------------   ---------------
   Increase (decrease)                                    4,672,075               -
                                                     --------------   ---------------
Net increase (decrease)                                   4,802,494               -
Net assets, beginning                                           -                 -
                                                     --------------   ---------------
Net assets, ending                                   $    4,802,494               -
                                                     ==============   ===============

Units sold                                                4,837,706               -
Units redeemed                                             (187,402)              -
                                                     --------------   ---------------
Net increase (decrease)                                   4,650,304               -
Units outstanding, beginning                                    -                 -
                                                     --------------   ---------------
Units outstanding, ending                                 4,650,304               -
                                                     ==============   ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                             $      4,865,850
Cost of units redeemed                                                       (193,775)
Net investment income (loss)                                                   58,302
Net realized gain (loss)                                                       (5,677)
Realized gain distributions                                                     9,597
Net change in unrealized appreciation (depreciation)                           68,197
                                                                     ----------------
                                                                     $      4,802,494
                                                                     ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.03         4,650       $    4,802            1.25%           0.2%
12/31/06          1.03           -                -              1.25%           3.1%
10/23/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.04           -         $      -              1.00%           0.4%
12/31/06          1.03           -                -              1.00%           3.1%
10/23/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.04           -         $      -              0.75%           0.7%
12/31/06          1.03           -                -              0.75%           3.2%
10/23/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.04           -         $      -              0.50%           0.9%
12/31/06          1.03           -                -              0.50%           3.2%
10/23/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.05           -         $      -              0.25%           1.2%
12/31/06          1.03           -                -              0.25%           3.3%
10/23/06          1.00           -                -              0.25%           0.0%

                                        BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.05           -         $      -              0.00%           1.4%
12/31/06          1.03           -                -              0.00%           3.3%
10/23/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
3.5%       0.0%

                             AUL American Unit Trust
                                 American Funds
                    Capital World Growth & Income (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $    1,862,611    $    1,962,550            42,185
Receivables: investments sold              16,001    ==============    ==============
Payables: investments redeemed             (5,148)
                                   --------------
Net assets                         $    1,873,464
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $    1,515,560         1,111,784    $         1.36
Band 100                                      -                 -                1.37
Band 75                                       -                 -                1.38
Band 50                                       -                 -                1.38
Band 25                                       -                 -                1.39
Band 0                                    357,904           256,098              1.40
                                   --------------    --------------
Total                              $    1,873,464         1,367,882
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $      152,880
   Mortality & expense charges                                                 89,023
                                                                       --------------
   Net investment income (loss)                                                63,857
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   859,512
   Realized gain distributions                                                128,823
   Net change in unrealized appreciation (depreciation)                      (273,185)
                                                                       --------------
   Net gain (loss)                                                            715,150
                                                                       --------------
Increase (decrease) in net assets from operations                      $      779,007
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the period
                                                         Year ended   from 1/03/06 to
                                                         12/31/2007        12/31/2006
                                                     --------------   ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       63,857             6,489
   Net realized gain (loss)                                 859,512             7,370
   Realized gain distributions                              128,823           392,972
   Net change in unrealized appreciation
      (depreciation)                                       (273,185)          173,246
                                                     --------------   ---------------
Increase (decrease) in net assets from operations           779,007           580,077
                                                     --------------   ---------------
Contract owner transactions:
   Proceeds from units sold                               5,099,923         8,668,459
   Cost of units redeemed                               (12,929,902)         (324,100)
                                                     --------------   ---------------
   Increase (decrease)                                   (7,829,979)        8,344,359
                                                     --------------   ---------------
Net increase (decrease)                                  (7,050,972)        8,924,436
Net assets, beginning                                     8,924,436               -
                                                     --------------   ---------------
Net assets, ending                                   $    1,873,464         8,924,436
                                                     ==============   ===============

Units sold                                                4,109,586         7,853,576
Units redeemed                                          (10,302,044)         (293,236)
                                                     --------------   ---------------
Net increase (decrease)                                  (6,192,458)        7,560,340
Units outstanding, beginning                              7,560,340               -
                                                     --------------   ---------------
Units outstanding, ending                                 1,367,882         7,560,340
                                                     ==============   ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                             $     13,768,382
Cost of units redeemed                                                    (13,254,002)
Net investment income (loss)                                                   70,346
Net realized gain (loss)                                                      866,882
Realized gain distributions                                                   521,795
Net change in unrealized appreciation (depreciation)                          (99,939)
                                                                     ----------------
                                                                     $      1,873,464
                                                                     ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.36         1,112       $    1,516            1.25%          15.6%
12/31/06          1.18         7,569            8,924            1.25%          17.9%
01/03/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.37           -         $      -              1.00%          15.9%
12/31/06          1.18           -                -              1.00%          18.2%
01/03/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.38           -         $      -              0.75%          16.2%
12/31/06          1.18           -                -              0.75%          18.5%
01/03/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.38           -         $      -              0.50%          16.5%
12/31/06          1.19           -                -              0.50%          18.8%
01/03/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.39           -         $      -              0.25%          16.8%
12/31/06          1.19           -                -              0.25%          19.1%
01/03/06          1.00           -                -              0.25%           0.0%

                                        BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.40           256       $      358            0.00%          17.1%
12/31/06          1.19           -                -              0.00%          19.4%
01/03/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
2.8%       0.6%

                             AUL American Unit Trust
                                 American Funds
                    Capital World Growth & Income (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $   21,703,875    $   20,920,587           485,770
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed            (67,666)
                                   --------------
Net assets                         $   21,636,209
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $   21,636,209        17,556,300    $         1.23
Band 100                                      -                 -                1.24
Band 75                                       -                 -                1.24
Band 50                                       -                 -                1.24
Band 25                                       -                 -                1.25
Band 0                                        -                 -                1.25
                                   --------------    --------------
Total                              $   21,636,209        17,556,300
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $      275,475
   Mortality & expense charges                                                116,037
                                                                       --------------
   Net investment income (loss)                                               159,438
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   113,437
   Realized gain distributions                                              1,490,246
   Net change in unrealized appreciation (depreciation)                       788,493
                                                                       --------------
   Net gain (loss)                                                          2,392,176
                                                                       --------------
Increase (decrease) in net assets from operations                      $    2,551,614
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the period
                                                         Year ended     from 10/23/06
                                                         12/31/2007     to 12/31/2006
                                                     --------------   ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      159,438               338
   Net realized gain (loss)                                 113,437               -
   Realized gain distributions                            1,490,246             6,462
   Net change in unrealized appreciation
      (depreciation)                                        788,493            (5,205)
                                                     --------------   ---------------
Increase (decrease) in net assets from operations         2,551,614             1,595
                                                     --------------   ---------------
Contract owner transactions:
   Proceeds from units sold                              20,875,985           343,077
   Cost of units redeemed                                (2,136,032)              (30)
                                                     --------------   ---------------
   Increase (decrease)                                   18,739,953           343,047
                                                     --------------   ---------------
Net increase (decrease)                                  21,291,567           344,642
Net assets, beginning                                       344,642               -
                                                     --------------   ---------------
Net assets, ending                                   $   21,636,209           344,642
                                                     ==============   ===============

Units sold                                               18,831,395           324,332
Units redeemed                                           (1,599,427)              -
                                                     --------------   ---------------
Net increase (decrease)                                  17,231,968           324,332
Units outstanding, beginning                                324,332               -
                                                     --------------   ---------------
Units outstanding, ending                                17,556,300           324,332
                                                     ==============   ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                             $     21,219,062
Cost of units redeemed                                                     (2,136,062)
Net investment income (loss)                                                  159,776
Net realized gain (loss)                                                      113,437
Realized gain distributions                                                 1,496,708
Net change in unrealized appreciation (depreciation)                          783,288
                                                                     ----------------
                                                                     $     21,636,209
                                                                     ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.23        17,556       $   21,636            1.25%          16.0%
12/31/06          1.06           324              345            1.25%           6.3%
10/23/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.24           -         $      -              1.00%          16.3%
12/31/06          1.06           -                -              1.00%           6.3%
10/23/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.24           -         $      -              0.75%          16.6%
12/31/06          1.06           -                -              0.75%           6.4%
10/23/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.24           -         $      -              0.50%          16.8%
12/31/06          1.06           -                -              0.50%           6.4%
10/23/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.25           -         $      -              0.25%          17.1%
12/31/06          1.06           -                -              0.25%           6.5%
10/23/06          1.00           -                -              0.25%           0.0%

                                        BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.25           -         $      -              0.00%          17.4%
12/31/06          1.07           -                -              0.00%           6.5%
10/23/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
2.5%       0.2%

                             AUL American Unit Trust
                                 American Funds
                       EuroPacific Growth Fund (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $    2,603,974    $    2,716,334            51,026
Receivables: investments sold               2,529    ==============    ==============
Payables: investments redeemed            (52,127)
                                   --------------
Net assets                         $    2,554,376
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $    1,549,451         1,131,501    $         1.37
Band 100                                   98,533            71,597              1.38
Band 75                                       -                 -                1.38
Band 50                                       -                 -                1.39
Band 25                                       -                 -                1.40
Band 0                                    906,391           645,631              1.40
                                   --------------    --------------
Total                              $    2,554,376         1,848,729
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $       40,408
   Mortality & expense charges                                                 53,377
                                                                       --------------
   Net investment income (loss)                                               (12,969)
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   423,032
   Realized gain distributions                                                171,932
   Net change in unrealized appreciation (depreciation)                       (20,419)
                                                                       --------------
   Net gain (loss)                                                            574,545
                                                                       --------------
Increase (decrease) in net assets from operations                      $      561,576
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the period
                                                         Year ended   from 1/03/06 to
                                                         12/31/2007        12/31/2006
                                                     --------------   ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      (12,969)           55,597
   Net realized gain (loss)                                 423,032            12,564
   Realized gain distributions                              171,932           274,636
   Net change in unrealized appreciation
      (depreciation)                                        (20,419)          (91,941)
                                                     --------------   ---------------
Increase (decrease) in net assets from operations           561,576           250,856
                                                     --------------   ---------------
Contract owner transactions:
   Proceeds from units sold                               4,770,822         5,458,927
   Cost of units redeemed                                (7,766,552)         (721,253)
                                                     --------------   ---------------
   Increase (decrease)                                   (2,995,730)        4,737,674
                                                     --------------   ---------------
Net increase (decrease)                                  (2,434,154)        4,988,530
Net assets, beginning                                     4,988,530               -
                                                     --------------   ---------------
Net assets, ending                                   $    2,554,376         4,988,530
                                                     ==============   ===============

Units sold                                                3,757,003         4,953,568
Units redeemed                                           (6,214,213)         (647,629)
                                                     --------------   ---------------
Net increase (decrease)                                  (2,457,210)        4,305,939
Units outstanding, beginning                              4,305,939               -
                                                     --------------   ---------------
Units outstanding, ending                                 1,848,729         4,305,939
                                                     ==============   ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                             $     10,229,749
Cost of units redeemed                                                     (8,487,805)
Net investment income (loss)                                                   42,628
Net realized gain (loss)                                                      435,596
Realized gain distributions                                                   446,568
Net change in unrealized appreciation (depreciation)                         (112,360)
                                                                     ----------------
                                                                     $      2,554,376
                                                                     ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.37         1,132       $    1,549            1.25%          17.1%
12/31/06          1.17         4,152            4,856            1.25%          16.9%
01/03/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.38            72       $       99            1.00%          17.4%
12/31/06          1.17           105              123            1.00%          17.2%
01/03/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.38           -         $      -              0.75%          17.7%
12/31/06          1.18           -                -              0.75%          17.5%
01/03/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.39           -         $      -              0.50%          18.0%
12/31/06          1.18           -                -              0.50%          17.8%
01/03/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.40           -         $      -              0.25%          18.3%
12/31/06          1.18           -                -              0.25%          18.1%
01/03/06          1.00           -                -              0.25%           0.0%

                                        BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.40           646       $      906            0.00%          18.6%
12/31/06          1.18             8               10            0.00%          18.4%
01/03/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
1.1%       2.7%

                             AUL American Unit Trust
                                 American Funds
                       EuroPacific Growth Fund (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $   12,023,003    $   11,634,609           240,311
Receivables: investments sold              31,033    ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $   12,054,036
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $   12,054,036         9,653,523    $         1.25
Band 100                                      -                 -                1.25
Band 75                                       -                 -                1.26
Band 50                                       -                 -                1.26
Band 25                                       -                 -                1.26
Band 0                                        -                 -                1.27
                                   --------------    --------------
Total                              $   12,054,036         9,653,523
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $      215,438
   Mortality & expense charges                                                 66,659
                                                                       --------------
   Net investment income (loss)                                               148,779
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    47,408
   Realized gain distributions                                                790,319
   Net change in unrealized appreciation (depreciation)                       394,242
                                                                       --------------
   Net gain (loss)                                                          1,231,969
                                                                       --------------
Increase (decrease) in net assets from operations                      $    1,380,748
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the period
                                                         Year ended     from 10/23/06
                                                         12/31/2007     to 12/31/2006
                                                     --------------   ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      148,779             1,519
   Net realized gain (loss)                                  47,408               -
   Realized gain distributions                              790,319             5,537
   Net change in unrealized appreciation
      (depreciation)                                        394,242            (5,848)
                                                     --------------   ---------------
Increase (decrease) in net assets from operations         1,380,748             1,208
                                                     --------------   ---------------
Contract owner transactions:
   Proceeds from units sold                              13,200,615           100,027
   Cost of units redeemed                                (2,628,562)              -
                                                     --------------   ---------------
   Increase (decrease)                                   10,572,053           100,027
                                                     --------------   ---------------
Net increase (decrease)                                  11,952,801           101,235
Net assets, beginning                                       101,235               -
                                                     --------------   ---------------
Net assets, ending                                   $   12,054,036           101,235
                                                     ==============   ===============

Units sold                                               11,706,542            95,172
Units redeemed                                           (2,148,191)              -
                                                     --------------   ---------------
Net increase (decrease)                                   9,558,351            95,172
Units outstanding, beginning                                 95,172               -
                                                     --------------   ---------------
Units outstanding, ending                                 9,653,523            95,172
                                                     ==============   ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                             $     13,300,642
Cost of units redeemed                                                     (2,628,562)
Net investment income (loss)                                                  150,298
Net realized gain (loss)                                                       47,408
Realized gain distributions                                                   795,856
Net change in unrealized appreciation (depreciation)                          388,394
                                                                     ----------------
                                                                     $     12,054,036
                                                                     ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.25         9,654       $   12,054            1.25%          17.4%
12/31/06          1.06            95              101            1.25%           6.4%
10/23/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.25           -         $      -              1.00%          17.7%
12/31/06          1.06           -                -              1.00%           6.4%
10/23/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.26           -         $      -              0.75%          18.0%
12/31/06          1.06           -                -              0.75%           6.5%
10/23/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.26           -         $      -              0.50%          18.3%
12/31/06          1.07           -                -              0.50%           6.5%
10/23/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.26           -         $      -              0.25%          18.6%
12/31/06          1.07           -                -              0.25%           6.6%
10/23/06          1.00           -                -              0.25%           0.0%

                                        BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.27           -         $      -              0.00%          18.9%
12/31/06          1.07           -                -              0.00%           6.6%
10/23/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
3.5%       3.1%

                             AUL American Unit Trust
                                 American Funds
                        Fundamental Investors (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $    1,548,214    $    1,571,827            36,528
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed               (176)
                                   --------------
Net assets                         $    1,548,038
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $    1,447,049         1,250,647    $         1.16
Band 100                                      -                 -                1.16
Band 75                                       -                 -                1.16
Band 50                                       -                 -                1.17
Band 25                                       -                 -                1.17
Band 0                                    100,989            85,995              1.17
                                   --------------    --------------
Total                              $    1,548,038         1,336,642
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $       20,031
   Mortality & expense charges                                                  7,494
                                                                       --------------
   Net investment income (loss)                                                12,537
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    10,017
   Realized gain distributions                                                 66,906
   Net change in unrealized appreciation (depreciation)                       (23,612)
                                                                       --------------
   Net gain (loss)                                                             53,311
                                                                       --------------
Increase (decrease) in net assets from operations                      $       65,848
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the period
                                                         Year ended   from 1/03/06 to
                                                         12/31/2007        12/31/2006
                                                     --------------   ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       12,537               -
   Net realized gain (loss)                                  10,017               -
   Realized gain distributions                               66,906               -
   Net change in unrealized appreciation
      (depreciation)                                        (23,612)              -
                                                     --------------   ---------------
Increase (decrease) in net assets from operations            65,848               -
                                                     --------------   ---------------
Contract owner transactions:
   Proceeds from units sold                               2,300,867               -
   Cost of units redeemed                                  (818,677)              -
                                                     --------------   ---------------
   Increase (decrease)                                    1,482,190               -
                                                     --------------   ---------------
Net increase (decrease)                                   1,548,038               -
Net assets, beginning                                          -                  -
                                                     --------------   ---------------
Net assets, ending                                   $    1,548,038               -
                                                     ==============   ===============

Units sold                                                2,096,040               -
Units redeemed                                             (759,398)              -
                                                     --------------   ---------------
Net increase (decrease)                                   1,336,642               -
Units outstanding, beginning                                   -                  -
                                                     --------------   ---------------
Units outstanding, ending                                 1,336,642               -
                                                     ==============   ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                             $      2,300,867
Cost of units redeemed                                                       (818,677)
Net investment income (loss)                                                   12,537
Net realized gain (loss)                                                       10,017
Realized gain distributions                                                    66,906
Net change in unrealized appreciation (depreciation)                          (23,612)
                                                                     ----------------
                                                                     $      1,548,038
                                                                     ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.16         1,251       $    1,447            1.25%          11.6%
12/31/06          1.04           -                -              1.25%           3.7%
01/03/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.16           -         $      -              1.00%          11.8%
12/31/06          1.04           -                -              1.00%           3.8%
01/03/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.16           -         $      -              0.75%          12.1%
12/31/06          1.04           -                -              0.75%           3.8%
01/03/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.17           -         $      -              0.50%          12.4%
12/31/06          1.04           -                -              0.50%           3.9%
01/03/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.17           -         $      -              0.25%          12.7%
12/31/06          1.04           -                -              0.25%           3.9%
01/03/06          1.00           -                -              0.25%           0.0%

                                        BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.17            86       $       101           0.00%          13.0%
12/31/06          1.04           -                 -             0.00%           4.0%
01/03/06          1.00           -                 -             0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
2.6%       0.0%

                             AUL American Unit Trust
                                 American Funds
                        Fundamental Investors (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $    3,993,200    $    4,103,542            94,228
Receivables: investments sold               1,125    ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $    3,994,325
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $    3,994,325         3,440,101    $         1.16
Band 100                                      -                 -                1.16
Band 75                                       -                 -                1.17
Band 50                                       -                 -                1.17
Band 25                                       -                 -                1.18
Band 0                                        -                 -                1.18
                                   --------------    --------------
Total                              $    3,994,325         3,440,101
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $       67,259
   Mortality & expense charges                                                 28,797
                                                                       --------------
   Net investment income (loss)                                                38,462
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                    82,545
   Realized gain distributions                                                177,838
   Net change in unrealized appreciation (depreciation)                      (110,342)
                                                                       --------------
   Net gain (loss)                                                            150,041
                                                                       --------------
Increase (decrease) in net assets from operations                      $      188,503
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the period
                                                         Year ended     from 10/23/06
                                                         12/31/2007     to 12/31/2006
                                                     --------------   ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       38,462               -
   Net realized gain (loss)                                  82,545               -
   Realized gain distributions                              177,838               -
   Net change in unrealized appreciation
      (depreciation)                                       (110,342)              -
                                                     --------------   ---------------
Increase (decrease) in net assets from operations           188,503               -
                                                     --------------   ---------------
Contract owner transactions:
   Proceeds from units sold                               5,085,640               -
   Cost of units redeemed                                (1,279,818)              -
                                                     --------------   ---------------
   Increase (decrease)                                    3,805,822               -
                                                     --------------   ---------------
Net increase (decrease)                                   3,994,325               -
Net assets, beginning                                          -                  -
                                                     --------------   ---------------
Net assets, ending                                   $    3,994,325               -
                                                     ==============   ===============

Units sold                                                4,253,024               -
Units redeemed                                             (812,923)              -
                                                     --------------   ---------------
Net increase (decrease)                                   3,440,101               -
Units outstanding, beginning                                   -                  -
                                                     --------------   ---------------
Units outstanding, ending                                 3,440,101               -
                                                     ==============   ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                             $      5,085,640
Cost of units redeemed                                                     (1,279,818)
Net investment income (loss)                                                   38,462
Net realized gain (loss)                                                       82,545
Realized gain distributions                                                   177,838
Net change in unrealized appreciation (depreciation)                         (110,342)
                                                                     ----------------
                                                                     $      3,994,325
                                                                     ================

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.16         3,440       $    3,994            1.25%          11.9%
12/31/06          1.04           -                -              1.25%           3.8%
10/23/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.16           -         $      -              1.00%          12.2%
12/31/06          1.04           -                -              1.00%           3.8%
10/23/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.17           -         $      -              0.75%          12.5%
12/31/06          1.04           -                -              0.75%           3.9%
10/23/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.17           -         $      -              0.50%          12.7%
12/31/06          1.04           -                -              0.50%           3.9%
10/23/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.18           -         $      -              0.25%          13.0%
12/31/06          1.04           -                -              0.25%           4.0%
10/23/06          1.00           -                -              0.25%           0.0%

                                        BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.18           -         $      -              0.00%          13.3%
12/31/06          1.04           -                -              0.00%           4.0%
10/23/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
3.4%       0.0%

                             AUL American Unit Trust
                                 American Funds
                        Intermediate Bond Fund (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $      789,376    $      748,065            25,671
Receivables: investments sold              20,756    ==============    ==============
Payables: investments redeemed           (464,086)
                                   --------------
Net assets                         $      346,046
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $      313,889           297,272    $         1.06
Band 100                                     -                 -                 1.06
Band 75                                      -                 -                 1.07
Band 50                                      -                 -                 1.07
Band 25                                      -                 -                 1.08
Band 0                                     32,157            29,706              1.08
                                   --------------    --------------
Total                              $      346,046           326,978
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                     $        9,419
   Mortality & expense charges                                                  3,194
                                                                       --------------
   Net investment income (loss)                                                 6,225
                                                                       --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                      (585)
   Realized gain distributions                                                   -
   Net change in unrealized appreciation (depreciation)                        41,162
                                                                       --------------
   Net gain (loss)                                                             40,577
                                                                       --------------
Increase (decrease) in net assets from operations                      $       46,802
                                                                       ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the period
                                                       Year ended     from 1/03/06 to
                                                       12/31/2007          12/31/2006
                                                     ------------     ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $      6,225                 170
   Net realized gain (loss)                                  (585)                 46
   Realized gain distributions                               -                   -
   Net change in unrealized appreciation
      (depreciation)                                       41,162                 149
                                                     ------------     ---------------
Increase (decrease) in net assets from operations          46,802                 365
                                                     ------------     ---------------
Contract owner transactions:
   Proceeds from units sold                               670,025             390,382
   Cost of units redeemed                                (761,194)               (334)
                                                     ------------     ---------------
   Increase (decrease)                                    (91,169)            390,048
                                                     ------------     ---------------
Net increase (decrease)                                   (44,367)            390,413
Net assets, beginning                                     390,413                -
                                                     ------------     ---------------
Net assets, ending                                   $    346,046             390,413
                                                     ============     ===============

Units sold                                                684,001             377,292
Units redeemed                                           (733,972)               (343)
                                                     ------------     ---------------
Net increase (decrease)                                   (49,971)            376,949
Units outstanding, beginning                              376,949                -
                                                     ------------     ---------------
Units outstanding, ending                                 326,978             376,949
                                                     ============     ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                              $     1,060,407
Cost of units redeemed                                                       (761,528)
Net investment income (loss)                                                    6,395
Net realized gain (loss)                                                         (539)
Realized gain distributions                                                       -
Net change in unrealized appreciation (depreciation)                           41,311
                                                                      ---------------
                                                                      $       346,046
                                                                      ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.06           297       $      314            1.25%           3.4%
12/31/06          1.02            30               31            1.25%           2.2%
01/03/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.06           -         $      -              1.00%           3.6%
12/31/06          1.02           -                -              1.00%           2.4%
01/03/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.07           -         $      -              0.75%           3.9%
12/31/06          1.03           -                -              0.75%           2.7%
01/03/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.07           -         $      -              0.50%           4.1%
12/31/06          1.03           -                -              0.50%           2.9%
01/03/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.08           -         $      -              0.25%           4.4%
12/31/06          1.03           -                -              0.25%           3.2%
01/03/06          1.00           -                -              0.25%           0.0%

                                        BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.08            30       $       32            0.00%           4.7%
12/31/06          1.03           347              359            0.00%           3.4%
01/03/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007     2006
2.6%     0.1%

                             AUL American Unit Trust
                                 American Funds
                        Intermediate Bond Fund (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      118,931  $      118,757           9,092
Receivables: investments sold             66,815  ==============  ==============
Payables: investments redeemed           (63,174)
                                  --------------
Net assets                        $      122,572
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      122,572         117,009  $         1.05
Band 100                                    -               -               1.05
Band 75                                     -               -               1.05
Band 50                                     -               -               1.06
Band 25                                     -               -               1.06
Band 0                                      -               -               1.06
                                  --------------  --------------
Total                             $      122,572         117,009
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          908
   Mortality & expense charges                                               365
                                                                  --------------
   Net investment income (loss)                                              543
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  279
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                      174
                                                                  --------------
   Net gain (loss)                                                           453
                                                                  --------------
Increase (decrease) in net assets from operations                 $          996
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                              Year ended    from 10/23/06 to
                                                              12/31/2007          12/31/2006
                                                            ------------    ----------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $        543                -
   Net realized gain (loss)                                          279                -
   Realized gain distributions                                      -                   -
   Net change in unrealized appreciation
      (depreciation)                                                 174                -
                                                            ------------    ----------------
Increase (decrease) in net assets from operations                    996                -
                                                            ------------    ----------------
Contract owner transactions:
   Proceeds from units sold                                      198,586                -
   Cost of units redeemed                                        (77,010)               -
                                                            ------------    ----------------
   Increase (decrease)                                           121,576                -
                                                            ------------    ----------------
Net increase (decrease)                                          122,572                -
Net assets, beginning                                               -                   -
                                                            ------------    ----------------
Net assets, ending                                          $    122,572                -
                                                            ============    ================

Units sold                                                       191,219                -
Units redeemed                                                   (74,210)               -
                                                            ------------    ----------------
Net increase (decrease)                                          117,009                -
Units outstanding, beginning                                        -                   -
                                                            ------------    ----------------
Units outstanding, ending                                        117,009                -
                                                            ============    ================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       198,586
Cost of units redeemed                                                   (77,010)
Net investment income (loss)                                                 543
Net realized gain (loss)                                                     279
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                         174
                                                                 ---------------
                                                                 $       122,572
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.05           117   $      123           1.25%            3.7%
12/31/06         1.01          -            -              1.25%            1.0%
10/23/06         1.00          -            -              1.25%            0.0%

                                       BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.05          -      $     -              1.00%            4.0%
12/31/06         1.01          -            -              1.00%            1.1%
10/23/06         1.00          -            -              1.00%            0.0%

                                       BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.05          -      $     -              0.75%            4.2%
12/31/06         1.01          -            -              0.75%            1.1%
10/23/06         1.00          -            -              0.75%            0.0%

                                       BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.06          -      $     -              0.50%            4.5%
12/31/06         1.01          -            -              0.50%            1.1%
10/23/06         1.00          -            -              0.50%            0.0%

                                       BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.06          -      $     -              0.25%            4.8%
12/31/06         1.01          -            -              0.25%            1.2%
10/23/06         1.00          -            -              0.25%            0.0%

                                        BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.06          -      $     -              0.00%            5.0%
12/31/06         1.01          -            -              0.00%            1.2%
10/23/06         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007     2006
1.5%     0.0%

                             AUL American Unit Trust
                                 American Funds
                      The Growth Fund of America (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    4,481,040  $    4,341,238         125,952
Receivables: investments sold               -     ==============  ==============
Payables: investments redeemed          (259,112)
                                  --------------
Net assets                        $    4,221,928
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    3,436,662       2,932,706  $         1.17
Band 100                                  65,337          55,479            1.18
Band 75                                     -               -               1.18
Band 50                                     -               -               1.19
Band 25                                     -               -               1.20
Band 0                                   719,929         599,249            1.20
                                  --------------  --------------
Total                             $    4,221,928       3,587,434
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       31,495
   Mortality & expense charges                                            54,472
                                                                  --------------
   Net investment income (loss)                                          (22,977)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              336,103
   Realized gain distributions                                           242,910
   Net change in unrealized appreciation (depreciation)                  (25,618)
                                                                  --------------
   Net gain (loss)                                                       553,395
                                                                  --------------
Increase (decrease) in net assets from operations                 $      530,418
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                              Year ended     from 1/03/06 to
                                                              12/31/2007          12/31/2006
                                                            ------------     ---------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $    (22,977)             13,240
   Net realized gain (loss)                                      336,103                 556
   Realized gain distributions                                   242,910             123,876
   Net change in unrealized appreciation
      (depreciation)                                             (25,618)            165,419
                                                            ------------     ---------------
Increase (decrease) in net assets from operations                530,418             303,091
                                                            ------------     ---------------
Contract owner transactions:
   Proceeds from units sold                                    7,310,145           4,477,564
   Cost of units redeemed                                     (7,938,928)           (460,362
                                                            ------------     ---------------
   Increase (decrease)                                          (628,783)          4,017,202
                                                            ------------     ---------------
Net increase (decrease)                                          (98,365)          4,320,293
Net assets, beginning                                          4,320,293                -
                                                            ------------     ---------------
Net assets, ending                                          $  4,221,928           4,320,293
                                                            ============     ===============

Units sold                                                     6,533,351           4,513,076
Units redeemed                                                (6,972,139)           (486,854
                                                            ------------     ---------------
Net increase (decrease)                                         (438,788)          4,026,222
Units outstanding, beginning                                   4,026,222                -
                                                            ------------     ---------------
Units outstanding, ending                                      3,587,434           4,026,222
                                                            ============     ===============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $   11,787,709
Cost of units redeemed                                                (8,399,290)
Net investment income (loss)                                              (9,737)
Net realized gain (loss)                                                 336,659
Realized gain distributions                                              366,786
Net change in unrealized appreciation (depreciation)                     139,801
                                                                  --------------
                                                                  $    4,221,928
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.17         2,933   $    3,437           1.25%            9.2%
12/31/06         1.07         3,947        4,235           1.25%            7.3%
01/03/06         1.00           -            -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.18           55     $      65           1.00%            9.5%
12/31/06         1.08           79            85           1.00%            7.6%
01/03/06         1.00          -             -             1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.18          -      $     -              0.75%            9.8%
12/31/06         1.08          -            -              0.75%            7.8%
01/03/06         1.00          -            -              0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.19          -      $     -              0.50%           10.0%
12/31/06         1.08          -            -              0.50%            8.1%
01/03/06         1.00          -            -              0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.20          -      $     -              0.25%           10.3%
12/31/06         1.08          -            -              0.25%            8.4%
01/03/06         1.00          -            -              0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.20          599    $      720           0.00%           10.6%
12/31/06         1.09         -             -              0.00%            8.6%
01/03/06         1.00         -             -              0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007     2006
0.7%     1.0%

                             AUL American Unit Trust
                                 American Funds
                        The Growth Fund of America (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $   26,131,472  $   25,175,309         773,973
Receivables: investments sold               -     ==============  ==============
Payables: investments redeemed            (2,138)
                                  --------------
Net assets                        $   26,129,334
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $   26,129,334      23,216,994  $         1.13
Band 100                                    -               -               1.13
Band 75                                     -               -               1.13
Band 50                                     -               -               1.14
Band 25                                     -               -               1.14
Band 0                                      -               -               1.14
                                  --------------  --------------
Total                             $   26,129,334      23,216,994
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $      249,113
   Mortality & expense charges                                           160,222
                                                                  --------------
   Net investment income (loss)                                           88,891
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              120,980
   Realized gain distributions                                         1,459,071
   Net change in unrealized appreciation (depreciation)                  961,887
                                                                  --------------
   Net gain (loss)                                                     2,541,938
                                                                  --------------
Increase (decrease) in net assets from operations                 $    2,630,829
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                              Year ended    from 10/23/06 to
                                                              12/31/2007          12/31/2006
                                                            ------------    ----------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                              $    88,891                 895
   Net realized gain (loss)                                      120,980                  (1)
   Realized gain distributions                                 1,459,071               3,560
   Net change in unrealized appreciation
      (depreciation)                                             961,887              (5,724)
                                                            ------------    ----------------
Increase (decrease) in net assets from operations              2,630,829              (1,270)
                                                            ------------    ----------------
Contract owner transactions:
   Proceeds from units sold                                   27,363,622             141,443
   Cost of units redeemed                                     (4,005,323)                 33
                                                            ------------    ----------------
   Increase (decrease)                                        23,358,299             141,476
                                                            ------------    ----------------
Net increase (decrease)                                       25,989,128             140,206
Net assets, beginning                                            140,206                -
                                                            ------------    ----------------
Net assets, ending                                          $ 26,129,334             140,206
                                                            ============    ================

Units sold                                                    26,423,535             136,454
Units redeemed                                                (3,342,951)                (44)
                                                            ------------    ----------------
Net increase (decrease)                                       23,080,584             136,410
Units outstanding, beginning                                     136,410                -
                                                            ------------    ----------------
Units outstanding, ending                                     23,216,994             136,410
                                                            ============    ================

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $   27,505,065
Cost of units redeemed                                                (4,005,290)
Net investment income (loss)                                              89,786
Net realized gain (loss)                                                 120,979
Realized gain distributions                                            1,462,631
Net change in unrealized appreciation (depreciation)                     956,163
                                                                  --------------
                                                                  $   26,129,334
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.13        23,217   $   26,129           1.25%            9.5%
12/31/06         1.03           136          140           1.25%            2.8%
10/23/06         1.00          -            -              1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.13          -      $     -              1.00%            9.8%
12/31/06         1.03          -            -              1.00%            2.8%
10/23/06         1.00          -            -              1.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.13          -      $     -              0.75%           10.0%
12/31/06         1.03          -            -              0.75%            2.9%
10/23/06         1.00          -            -              0.75%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.14          -      $     -              0.50%           10.3%
12/31/06         1.03          -            -              0.50%            2.9%
10/23/06         1.00          -            -              0.50%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.14          -      $     -              0.25%           10.6%
12/31/06         1.03          -            -              0.25%            3.0%
10/23/06         1.00          -            -              0.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.14          -      $     -              0.00%           10.9%
12/31/06         1.03          -            -              0.00%            3.0%
10/23/06         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007     2006
1.9%     1.4%

                             AUL American Unit Trust
                                 American Funds
                           Small Cap World (Class R4)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $         -     $         -               -
Receivables: investments sold               -     ==============  ==============
Payables: investments redeemed              -
                                  --------------
Net assets                        $         -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------    ------------   -------------
Band 125                          $         -               -      $        0.97
Band 100                                    -               -               0.97
Band 75                                     -               -               0.97
Band 50                                     -               -               0.97
Band 25                                     -               -               0.97
Band 0                                      -               -               0.97
                                  --------------    ------------
Total                             $         -               -
                                  ==============    ============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                              -
                                                                  --------------
   Net investment income (loss)                                             -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                     -
                                                                  --------------
   Net gain (loss)                                                          -
                                                                  --------------
Increase (decrease) in net assets from operations                 $         -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $         -
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation
      (depreciation)                                                        -
                                                                  --------------
Increase (decrease) in net assets from operations                           -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                 -
   Cost of units redeemed                                                   -
                                                                  --------------
   Increase (decrease)                                                      -
                                                                  --------------
Net increase (decrease)                                                     -
Net assets, beginning                                                       -
                                                                  --------------
Net assets, ending                                                $         -
                                                                  ==============

Units sold                                                                  -
Units redeemed                                                              -
                                                                  --------------
Net increase (decrease)                                                     -
Units outstanding, beginning                                                -
                                                                  --------------
Units outstanding, ending                                                   -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $         -
Cost of units redeemed                                                      -
Net investment income (loss)                                                -
Net realized gain (loss)                                                    -
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                        -
                                                                  --------------
                                                                  $         -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -      $     -              1.25%           -3.0%
11/12/07         1.00          -            -              1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -      $     -              1.00%           -2.9%
11/12/07         1.00          -            -              1.25%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -      $     -              0.75%           -2.9%
11/12/07         1.00          -            -              1.25%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -      $     -              0.50%           -2.9%
11/12/07         1.00          -            -              1.25%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -      $     -              0.25%           -2.8%
11/12/07         1.00          -            -              1.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -      $     -              0.00%           -2.8%
11/12/07         1.00          -            -              1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                 American Funds
                           Small Cap World (Class R3)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $         -     $         -               -
Receivables: investments sold               -     ==============  ==============
Payables: investments redeemed              -
                                  --------------
Net assets                        $         -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $         -               -     $         0.97
Band 100                                    -               -               0.97
Band 75                                     -               -               0.97
Band 50                                     -               -               0.97
Band 25                                     -               -               0.97
Band 0                                      -               -               0.97
                                  --------------  --------------
Total                             $         -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                              -
                                                                  --------------
   Net investment income (loss)                                             -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                     -
                                                                  --------------
   Net gain (loss)                                                          -
                                                                  --------------
Increase (decrease) in net assets from operations                 $         -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $         -
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation
      (depreciation)                                                        -
                                                                  --------------
Increase (decrease) in net assets from operations                           -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                 -
   Cost of units redeemed                                                   -
                                                                  --------------
   Increase (decrease)                                                      -
                                                                  --------------
Net increase (decrease)                                                     -
Net assets, beginning                                                       -
                                                                  --------------
Net assets, ending                                                $         -
                                                                  ==============

Units sold                                                                  -
Units redeemed                                                              -
                                                                  --------------
Net increase (decrease)                                                     -
Units outstanding, beginning                                                -
                                                                  --------------
Units outstanding, ending                                                   -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $         -
Cost of units redeemed                                                      -
Net investment income (loss)                                                -
Net realized gain (loss)                                                    -
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                        -
                                                                  --------------
                                                                  $         -
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -      $     -              1.25%           -3.0%
11/12/07         1.00          -            -              1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -      $     -              1.00%           -3.0%
11/12/07         1.00          -            -              1.25%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -      $     -              0.75%           -2.9%
11/12/07         1.00          -            -              1.25%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -      $     -              0.50%           -2.9%
11/12/07         1.00          -            -              1.25%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -      $     -              0.25%           -2.9%
11/12/07         1.00          -            -              1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -      $     -              0.00%           -2.8%
11/12/07         1.00          -            -              1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                 First American
                              Mid Cap Value (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $          -      $          -                -
Receivables: investments sold                -      ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $          -                 -      $         1.06
Band 100                                     -                 -                1.06
Band 75                                      -                 -                1.07
Band 50                                      -                 -                1.07
Band 25                                      -                 -                1.07
Band 0                                       -                 -                1.07
                                  --------------    --------------
Total                             $          -                 -
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      -
   Mortality & expense charges                                               -
                                                                      ----------
   Net investment income (loss)                                              -
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                      ----------
   Net gain (loss)                                                           -
                                                                      ----------
Increase (decrease) in net assets from operations                     $      -
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended    from 10/23/06
                                                         12/31/2007      to 12/31/06
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -                -
   Net realized gain (loss)                                     -                -
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                            -                -
                                                     --------------   --------------
Increase (decrease) in net assets from operations               -                -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                     -                -
   Cost of units redeemed                                       -                -
                                                     --------------   --------------
   Increase (decrease)                                          -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Net assets, beginning                                           -                -
                                                     --------------   --------------
Net assets, ending                                   $          -                -
                                                     ==============   ==============

Units sold                                                      -                -
Units redeemed                                                  -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Units outstanding, beginning                                    -                -
                                                     --------------   --------------
Units outstanding, ending                                       -                -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.06         -          $      -               1.25%           3.1%
12/31/06          1.03         -                 -               1.25%           2.7%
10/23/06          1.00         -                 -               1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.06         -          $      -               1.00%           3.4%
12/31/06          1.03         -                 -               1.00%           2.7%
10/23/06          1.00         -                 -               1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.07         -          $      -               0.75%           3.6%
12/31/06          1.03         -                 -               0.75%           2.8%
10/23/06          1.00         -                 -               0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.07         -          $      -               0.50%           3.9%
12/31/06          1.03         -                 -               0.50%           2.8%
10/23/06          1.00         -                 -               0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.07         -          $      -               0.25%           4.1%
12/31/06          1.03         -                 -               0.25%           2.9%
10/23/06          1.00         -                 -               0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.07         -          $      -               0.00%           4.4%
12/31/06          1.03         -                 -               0.00%           2.9%
10/23/06          1.00         -                 -               0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                 First American
                              Mid Cap Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $          -      $          -                 -
Receivables: investments sold                -      ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $          -                 -      $         1.06
Band 100                                     -                 -                1.06
Band 75                                      -                 -                1.06
Band 50                                      -                 -                1.07
Band 25                                      -                 -                1.07
Band 0                                       -                 -                1.07
                                  --------------    --------------
Total                             $          -                 -
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      -
   Mortality & expense charges                                               -
                                                                      ----------
   Net investment income (loss)                                              -
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                      ----------
   Net gain (loss)                                                           -
                                                                      ----------
Increase (decrease) in net assets from operations                     $      -
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended    from 10/23/06
                                                         12/31/2007      to 12/31/06
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -                -
   Net realized gain (loss)                                     -                -
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                            -                -
                                                     --------------   --------------
Increase (decrease) in net assets from operations               -                -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                     -                -
   Cost of units redeemed                                       -                -
                                                     --------------   --------------
   Increase (decrease)                                          -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Net assets, beginning                                           -                -
                                                     --------------   --------------
Net assets, ending                                   $          -                -
                                                     ==============   ==============

Units sold                                                      -                -
Units redeemed                                                  -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Units outstanding, beginning                                    -                -
                                                     --------------   --------------
Units outstanding, ending                                       -                -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.06           -         $      -              1.25%           2.9%
12/31/06          1.03           -                -              1.25%           2.6%
10/23/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.06           -         $      -              1.00%           3.1%
12/31/06          1.03           -                -              1.00%           2.7%
10/23/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.06           -         $      -              0.75%           3.4%
12/31/06          1.03           -                -              0.75%           2.7%
10/23/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.07           -         $      -              0.50%           3.6%
12/31/06          1.03           -                -              0.50%           2.8%
10/23/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.07           -         $      -              0.25%           3.9%
12/31/06          1.03           -                -              0.25%           2.8%
10/23/06          1.00           -                -              0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.07           -         $      -              0.00%           4.2%
12/31/06          1.03           -                -              0.00%           2.9%
10/23/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                 First American
                     Mid Cap Growth Opportunities (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $      387,585    $      398,918             9,633
Receivables: investments sold              1,761    ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      389,346
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $      389,346           329,428      $       1.18
Band 100                                     -                 -                1.19
Band 75                                      -                 -                1.19
Band 50                                      -                 -                1.19
Band 25                                      -                 -                1.20
Band 0                                       -                 -                1.20
                                  --------------    --------------
Total                             $      389,346           329,428
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      -
   Mortality & expense charges                                             3,962
                                                                      ----------
   Net investment income (loss)                                           (3,962)
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                               13,252
   Realized gain distributions                                            40,128
   Net change in unrealized appreciation (depreciation)                  (11,333)
                                                                      ----------
   Net gain (loss)                                                        42,047
                                                                      ----------
Increase (decrease) in net assets from operations                     $   38,085
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended    from 10/23/06
                                                         12/31/2007      to 12/31/06
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       (3,962)             -
   Net realized gain (loss)                                  13,252              -
   Realized gain distributions                               40,128              -
   Net change in unrealized appreciation
      (depreciation)                                        (11,333)             -
                                                     --------------   --------------
Increase (decrease) in net assets from operations            38,085              -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                               1,274,918              -
   Cost of units redeemed                                  (923,657)             -
                                                     --------------   --------------
   Increase (decrease)                                      351,261              -
                                                     --------------   --------------
Net increase (decrease)                                     389,346              -
Net assets, beginning                                           -                -
                                                     --------------   --------------
Net assets, ending                                   $      389,346              -
                                                     ==============   ==============

Units sold                                                1,122,013              -
Units redeemed                                             (792,585)             -
                                                     --------------   --------------
Net increase (decrease)                                     329,428              -
Units outstanding, beginning                                    -                -
                                                     --------------   --------------
Units outstanding, ending                                   329,428              -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,274,918
Cost of units redeemed                                                  (923,657)
Net investment income (loss)                                              (3,962)
Net realized gain (loss)                                                  13,252
Realized gain distributions                                               40,128
Net change in unrealized appreciation (depreciation)                     (11,333)
                                                                    ------------
                                                                    $    389,346
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.18           329       $      389            1.25%          15.3%
12/31/06          1.02           -                -              1.25%           2.5%
10/23/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.19           -         $      -              1.00%          15.6%
12/31/06          1.03           -                -              1.00%           2.5%
10/23/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.19           -         $      -              0.75%          15.9%
12/31/06          1.03           -                -              0.75%           2.6%
10/23/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.19           -         $      -              0.50%          16.2%
12/31/06          1.03           -                -              0.50%           2.6%
10/23/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.20           -         $      -              0.25%          16.5%
12/31/06          1.03           -                -              0.25%           2.7%
10/23/06          1.00           -                -              0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.20           -         $      -              0.00%          16.8%
12/31/06          1.03           -                -              0.00%           2.7%
10/23/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                 First American
                      Mid Cap Growth Opportunities (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $          -      $          -                 -
Receivables: investments sold                -      ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $          -                 -      $         1.18
Band 100                                     -                 -                1.18
Band 75                                      -                 -                1.19
Band 50                                      -                 -                1.19
Band 25                                      -                 -                1.19
Band 0                                       -                 -                1.20
                                  --------------    --------------
Total                             $          -                 -
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      -
   Mortality & expense charges                                               -
                                                                      ----------
   Net investment income (loss)                                              -
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                      ----------
   Net gain (loss)                                                           -
                                                                      ----------
Increase (decrease) in net assets from operations                     $      -
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended    from 10/23/06
                                                         12/31/2007      to 12/31/06
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -                -
   Net realized gain (loss)                                     -                -
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                            -                -
                                                     --------------   --------------
Increase (decrease) in net assets from operations               -                -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                     -                -
   Cost of units redeemed                                       -                -
                                                     --------------   --------------
   Increase (decrease)                                          -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Net assets, beginning                                           -                -
                                                     --------------   --------------
Net assets, ending                                   $          -                -
                                                     ==============   ==============

Units sold                                                      -                -
Units redeemed                                                  -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Units outstanding, beginning                                    -                -
                                                     --------------   --------------
Units outstanding, ending                                       -                -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.18           -         $      -              1.25%          15.0%
12/31/06          1.02           -                -              1.25%           2.4%
10/23/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.18           -         $      -              1.00%          15.3%
12/31/06          1.02           -                -              1.00%           2.5%
10/23/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.19           -         $      -              0.75%          15.6%
12/31/06          1.03           -                -              0.75%           2.5%
10/23/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.19           -         $      -              0.50%          15.9%
12/31/06          1.03           -                -              0.50%           2.6%
10/23/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.19           -         $      -              0.25%          16.2%
12/31/06          1.03           -                -              0.25%           2.6%
10/23/06          1.00           -                -              0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.20           -         $      -              0.00%          16.5%
12/31/06          1.03           -                -              0.00%           2.7%
10/23/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                 First American
                            Small Cap Select (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $      543,542    $      631,893            46,130
Receivables: investments sold              4,870    ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $      548,412
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $      548,412           568,304    $         0.96
Band 100                                     -                 -                0.97
Band 75                                      -                 -                0.97
Band 50                                      -                 -                0.97
Band 25                                      -                 -                0.98
Band 0                                       -                 -                0.98
                                  --------------    --------------
Total                             $      548,412           568,304
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      -
   Mortality & expense charges                                             3,249
                                                                      ----------
   Net investment income (loss)                                           (3,249)
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                               (4,228)
   Realized gain distributions                                            36,239
   Net change in unrealized appreciation (depreciation)                  (88,351)
                                                                      ----------
   Net gain (loss)                                                       (56,340)
                                                                      ----------
Increase (decrease) in net assets from operations                     $  (59,589)
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended    from 10/23/06
                                                         12/31/2007      to 12/31/06
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $       (3,249)            -
   Net realized gain (loss)                                  (4,228)            -
   Realized gain distributions                               36,239             -
   Net change in unrealized appreciation
      (depreciation)                                        (88,351)            -
                                                     --------------   --------------
Increase (decrease) in net assets from operations           (59,589)            -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                 685,320             -
   Cost of units redeemed                                   (77,319)            -
                                                     --------------   --------------
   Increase (decrease)                                      608,001             -
                                                     --------------   --------------
Net increase (decrease)                                     548,412             -
Net assets, beginning                                           -               -
                                                     --------------   --------------
Net assets, ending                                   $      548,412             -
                                                     ==============   ==============

Units sold                                                  644,974             -
Units redeemed                                              (76,670)            -
                                                     --------------   --------------
Net increase (decrease)                                     568,304             -
Units outstanding, beginning                                    -               -
                                                     --------------   --------------
Units outstanding, ending                                   568,304             -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    685,320
Cost of units redeemed                                                   (77,319)
Net investment income (loss)                                              (3,249)
Net realized gain (loss)                                                  (4,228)
Realized gain distributions                                               36,239
Net change in unrealized appreciation (depreciation)                     (88,351)
                                                                    ------------
                                                                    $    548,412
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.96           568       $      548            1.25%          -6.6%
12/31/06          1.03           -                -              1.25%           3.4%
10/23/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.97           -         $      -              1.00%          -6.4%
12/31/06          1.03           -                -              1.00%           3.4%
10/23/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.97           -         $      -              0.75%          -6.2%
12/31/06          1.03           -                -              0.75%           3.5%
10/23/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.97           -         $      -              0.50%          -5.9%
12/31/06          1.04           -                -              0.50%           3.5%
10/23/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.98           -         $      -              0.25%          -5.7%
12/31/06          1.04           -                -              0.25%           3.6%
10/23/06          1.00           -                -              0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.98           -         $      -              0.00%          -5.5%
12/31/06          1.04           -                -              0.00%           3.6%
10/23/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                 First American
                            Small Cap Select (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $       38,093    $       44,607             3,499
Receivables: investments sold              2,884    ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $       40,977
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $       40,977            42,572    $         0.96
Band 100                                     -                 -                0.97
Band 75                                      -                 -                0.97
Band 50                                      -                 -                0.97
Band 25                                      -                 -                0.97
Band 0                                       -                 -                0.98
                                  --------------    --------------
Total                             $       40,977            42,572
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      264
   Mortality & expense charges                                               119
                                                                      ----------
   Net investment income (loss)                                              145
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                   (2)
   Realized gain distributions                                             2,502
   Net change in unrealized appreciation (depreciation)                   (6,514)
                                                                      ----------
   Net gain (loss)                                                        (4,014)
                                                                      ----------
Increase (decrease) in net assets from operations                     $   (3,869)
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended    from 10/23/06
                                                         12/31/2007      to 12/31/06
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          145             -
   Net realized gain (loss)                                      (2)            -
   Realized gain distributions                                2,502             -
   Net change in unrealized appreciation
      (depreciation)                                         (6,514)            -
                                                     --------------   --------------
Increase (decrease) in net assets from operations            (3,869)            -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                  81,938             -
   Cost of units redeemed                                   (37,092)            -
                                                     --------------   --------------
   Increase (decrease)                                       44,846             -
                                                     --------------   --------------
Net increase (decrease)                                      40,977             -
Net assets, beginning                                           -               -
                                                     --------------   --------------
Net assets, ending                                   $       40,977             -
                                                     ==============   ==============

Units sold                                                   77,054             -
Units redeemed                                              (34,482)            -
                                                     --------------   --------------
Net increase (decrease)                                      42,572             -
Units outstanding, beginning                                    -               -
                                                     --------------   --------------
Units outstanding, ending                                    42,572             -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     81,938
Cost of units redeemed                                                   (37,092)
Net investment income (loss)                                                 145
Net realized gain (loss)                                                      (2)
Realized gain distributions                                                2,502
Net change in unrealized appreciation (depreciation)                      (6,514)
                                                                    ------------
                                                                    $     40,977
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.96           43        $       41            1.25%          -6.9%
12/31/06          1.03           -                 -             1.25%           3.3%
10/23/06          1.00           -                 -             1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.97           -         $      -              1.00%          -6.6%
12/31/06          1.03           -                -              1.00%           3.4%
10/23/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.97           -         $      -              0.75%          -6.4%
12/31/06          1.03           -                -              0.75%           3.4%
10/23/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.97           -         $      -              0.50%          -6.1%
12/31/06          1.03           -                -              0.50%           3.5%
10/23/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.97           -         $      -              0.25%          -5.9%
12/31/06          1.04           -                -              0.25%           3.5%
10/23/06          1.00           -                -              0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.98           -         $      -              0.00%          -5.7%
12/31/06          1.04           -                -              0.00%           3.6%
10/23/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
1.3%       0.0%

                             AUL American Unit Trust
                                 First American
                            Small Cap Value (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $          122    $          140                12
Receivables: investments sold                 12    ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          134
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $          134               140    $         0.95
Band 100                                     -                 -                0.96
Band 75                                      -                 -                0.96
Band 50                                      -                 -                0.96
Band 25                                      -                 -                0.97
Band 0                                       -                 -                0.97
                                  --------------    --------------
Total                             $          134               140
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      -
   Mortality & expense charges                                               -
                                                                      ----------
   Net investment income (loss)                                              -
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                                13
   Net change in unrealized appreciation (depreciation)                      (18)
                                                                      ----------
   Net gain (loss)                                                            (5)
                                                                      ----------
Increase (decrease) in net assets from operations                     $       (5)
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended    from 10/23/06
                                                         12/31/2007      to 12/31/06
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -               -
   Net realized gain (loss)                                     -               -
   Realized gain distributions                                   13             -
   Net change in unrealized appreciation
      (depreciation)                                            (18)            -
                                                     --------------   --------------
Increase (decrease) in net assets from operations                (5)            -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                     139             -
   Cost of units redeemed                                       -               -
                                                     --------------   --------------
   Increase (decrease)                                          139             -
                                                     --------------   --------------
Net increase (decrease)                                         134             -
Net assets, beginning                                           -               -
                                                     --------------   --------------
Net assets, ending                                   $          134             -
                                                     ==============   ==============

Units sold                                                      140             -
Units redeemed                                                  -               -
                                                     --------------   --------------
Net increase (decrease)                                         140             -
Units outstanding, beginning                                    -               -
                                                     --------------   --------------
Units outstanding, ending                                       140             -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        139
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                   13
Net change in unrealized appreciation (depreciation)                         (18)
                                                                    ------------
                                                                    $        134
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.95             0       $        0            1.25%          -7.4%
12/31/06          1.03           -                -              1.25%           3.0%
10/23/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.96           -         $      -              1.00%          -7.1%
12/31/06          1.03           -                -              1.00%           3.0%
10/23/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.96           -         $      -              0.75%          -6.8%
12/31/06          1.03           -                -              0.75%           3.0%
10/23/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.96           -         $      -              0.50%          -6.5%
12/31/06          1.03           -                -              0.50%           3.0%
10/23/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.97           -         $      -              0.25%          -6.3%
12/31/06          1.03           -                -              0.25%           3.0%
10/23/06          1.00           -                -              0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.97           -         $      -              0.00%          -6.0%
12/31/06          1.03           -                -              0.00%           3.0%
10/23/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                 First American
                            Small Cap Value (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $          -      $          -                 -
Receivables: investments sold                -      ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $          -                 -      $         0.95
Band 100                                     -                 -                0.95
Band 75                                      -                 -                0.96
Band 50                                      -                 -                0.96
Band 25                                      -                 -                0.96
Band 0                                       -                 -                0.97
                                  --------------    --------------
Total                             $          -                 -
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      -
   Mortality & expense charges                                               -
                                                                      ----------
   Net investment income (loss)                                              -
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                      ----------
   Net gain (loss)                                                           -
                                                                      ----------
Increase (decrease) in net assets from operations                     $      -
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended    from 10/23/06
                                                         12/31/2007      to 12/31/06
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -                -
   Net realized gain (loss)                                     -                -
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                            -                -
                                                     --------------   --------------
Increase (decrease) in net assets from operations               -                -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                     -                -
   Cost of units redeemed                                       -                -
                                                     --------------   --------------
   Increase (decrease)                                          -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Net assets, beginning                                           -                -
                                                     --------------   --------------
Net assets, ending                                   $          -                -
                                                     ==============   ==============

Units sold                                                      -                -
Units redeemed                                                  -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Units outstanding, beginning                                    -                -
                                                     --------------   --------------
Units outstanding, ending                                       -                -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.95           -         $      -              1.25%          -7.4%
12/31/06          1.03           -                -              1.25%           2.8%
10/23/06          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.95           -         $      -              1.00%          -7.1%
12/31/06          1.03           -                -              1.00%           2.8%
10/23/06          1.00           -                -              1.00%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.96           -         $      -              0.75%          -6.9%
12/31/06          1.03           -                -              0.75%           2.9%
10/23/06          1.00           -                -              0.75%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.96           -         $      -              0.50%          -6.7%
12/31/06          1.03           -                -              0.50%           2.9%
10/23/06          1.00           -                -              0.50%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.96           -         $      -              0.25%          -6.4%
12/31/06          1.03           -                -              0.25%           3.0%
10/23/06          1.00           -                -              0.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.97           -         $      -              0.00%          -6.2%
12/31/06          1.03           -                -              0.00%           3.0%
10/23/06          1.00           -                -              0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                 First American
                      Strategy Growth Allocation (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $          -      $          -                 -
Receivables: investments sold                -      ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $          -                 -      $         1.11
Band 100                                     -                 -                1.11
Band 75                                      -                 -                1.11
Band 50                                      -                 -                1.12
Band 25                                      -                 -                1.12
Band 0                                       -                 -                1.12
                                  --------------    --------------
Total                             $          -                 -
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      -
   Mortality & expense charges                                               -
                                                                      ----------
   Net investment income (loss)                                              -
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                      ----------
   Net gain (loss)                                                           -
                                                                      ----------
Increase (decrease) in net assets from operations                     $      -
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended    from 10/23/06
                                                         12/31/2007      to 12/31/06
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -                -
   Net realized gain (loss)                                     -                -
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                            -                -
                                                     --------------   --------------
Increase (decrease) in net assets from operations               -                -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                     -                -
   Cost of units redeemed                                       -                -
                                                     --------------   --------------
   Increase (decrease)                                          -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Net assets, beginning                                           -                -
                                                     --------------   --------------
Net assets, ending                                   $          -                -
                                                     ==============   ==============

Units sold                                                      -                -
Units redeemed                                                  -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Units outstanding, beginning                                    -                -
                                                     --------------   --------------
Units outstanding, ending                                       -                -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.11           -         $      -              1.25%          8.2%
12/31/06          1.02           -                -              1.25%          2.4%
10/23/06          1.00           -                -              1.25%          0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.11           -         $      -              1.00%          8.4%
12/31/06          1.02           -                -              1.00%          2.4%
10/23/06          1.00           -                -              1.00%          0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.11           -         $      -              0.75%          8.7%
12/31/06          1.02           -                -              0.75%          2.5%
10/23/06          1.00           -                -              0.75%          0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.12           -         $      -              0.50%          8.9%
12/31/06          1.03           -                -              0.50%          2.5%
10/23/06          1.00           -                -              0.50%          0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.12           -         $      -              0.25%          9.2%
12/31/06          1.03           -                -              0.25%          2.6%
10/23/06          1.00           -                -              0.25%          0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.12           -         $      -              0.00%          9.5%
12/31/06          1.03           -                -              0.00%          2.6%
10/23/06          1.00           -                -              0.00%          0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                 First American
                      Strategy Growth Allocation (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $          -      $          -                 -
Receivables: investments sold                -      ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $          -                 -      $         1.10
Band 100                                     -                 -                1.11
Band 75                                      -                 -                1.11
Band 50                                      -                 -                1.11
Band 25                                      -                 -                1.12
Band 0                                       -                 -                1.12
                                  --------------    --------------
Total                             $          -                 -
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      -
   Mortality & expense charges                                               -
                                                                      ----------
   Net investment income (loss)                                              -
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                      ----------
   Net gain (loss)                                                           -
                                                                      ----------
Increase (decrease) in net assets from operations                     $      -
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      For the period
                                                         Year ended    from 10/23/06
                                                         12/31/2007      to 12/31/06
                                                     --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -                -
   Net realized gain (loss)                                     -                -
   Realized gain distributions                                  -                -
   Net change in unrealized appreciation
      (depreciation)                                            -                -
                                                     --------------   --------------
Increase (decrease) in net assets from operations               -                -
                                                     --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                     -                -
   Cost of units redeemed                                       -                -
                                                     --------------   --------------
   Increase (decrease)                                          -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Net assets, beginning                                           -                -
                                                     --------------   --------------
Net assets, ending                                   $          -                -
                                                     ==============   ==============

Units sold                                                      -                -
Units redeemed                                                  -                -
                                                     --------------   --------------
Net increase (decrease)                                         -                -
Units outstanding, beginning                                    -                -
                                                     --------------   --------------
Units outstanding, ending                                       -                -
                                                     ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.10           -         $      -              1.25%          7.9%
12/31/06          1.02           -                -              1.25%          2.4%
10/23/06          1.00           -                -              1.25%          0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.11           -         $      -              1.00%          8.1%
12/31/06          1.02           -                -              1.00%          2.5%
10/23/06          1.00           -                -              1.00%          0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.11           -         $      -              0.75%          8.4%
12/31/06          1.03           -                -              0.75%          2.5%
10/23/06          1.00           -                -              0.75%          0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.11           -         $      -              0.50%          8.7%
12/31/06          1.03           -                -              0.50%          2.6%
10/23/06          1.00           -                -              0.50%          0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.12           -         $      -              0.25%          8.9%
12/31/06          1.03           -                -              0.25%          2.6%
10/23/06          1.00           -                -              0.25%          0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     1.12           -         $      -              0.00%          9.2%
12/31/06          1.03           -                -              0.00%          2.7%
10/23/06          1.00           -                -              0.00%          0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                 First American
                             Mid Cap Index (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $          -      $          -                 -
Receivables: investments sold                -      ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $          -                 -      $         0.99
Band 100                                     -                 -                0.99
Band 75                                      -                 -                0.99
Band 50                                      -                 -                0.99
Band 25                                      -                 -                0.99
Band 0                                       -                 -                0.99
                                  --------------    --------------
Total                             $          -                 -
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      -
   Mortality & expense charges                                               -
                                                                      ----------
   Net investment income (loss)                                              -
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                      ----------
   Net gain (loss)                                                           -
                                                                      ----------
Increase (decrease) in net assets from operations                     $      -
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                        For the period
                                                         from 11/12/07
                                                           to 12/31/07
                                                        --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                         $          -
   Net realized gain (loss)                                        -
   Realized gain distributions                                     -
   Net change in unrealized appreciation
      (depreciation)                                               -
                                                        --------------
Increase (decrease) in net assets from operations                  -
                                                        --------------
Contract owner transactions:
   Proceeds from units sold                                        -
   Cost of units redeemed                                          -
                                                        --------------
   Increase (decrease)                                             -
                                                        --------------
Net increase (decrease)                                            -
Net assets, beginning                                              -
                                                        --------------
Net assets, ending                                      $          -
                                                        ==============

Units sold                                                         -
Units redeemed                                                     -
                                                        --------------
Net increase (decrease)                                            -
Units outstanding, beginning                                       -
                                                        --------------
Units outstanding, ending                                          -
                                                        ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.99           -         $      -              1.25%          -1.1%
11/12/07          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.99           -         $      -              1.00%          -1.1%
11/12/07          1.00           -                -              1.25%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.99           -         $      -              0.75%          -1.0%
11/12/07          1.00           -                -              1.25%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.99           -         $      -              0.50%          -1.0%
11/12/07          1.00           -                -              1.25%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.99           -         $      -              0.25%          -1.0%
11/12/07          1.00           -                -              1.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.99           -         $      -              0.00%          -0.9%
11/12/07          1.00           -                -              1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                 First American
                            Small Cap Index (Class R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments           Cost of       Mutual Fund
                                        at Value       Investments            Shares
                                  --------------    --------------    --------------
Investments                       $          -      $          -                 -
Receivables: investments sold                -      ==============    ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                             Units      Accumulation
                                      Net Assets       Outstanding        Unit Value
                                  --------------    --------------    --------------
Band 125                          $          -                 -      $         0.97
Band 100                                     -                 -                0.97
Band 75                                      -                 -                0.97
Band 50                                      -                 -                0.97
Band 25                                      -                 -                0.97
Band 0                                       -                 -                0.97
                                  --------------    --------------
Total                             $          -                 -
                                  ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      -
   Mortality & expense charges                                               -
                                                                      ----------
   Net investment income (loss)                                              -
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                      ----------
   Net gain (loss)                                                           -
                                                                      ----------
Increase (decrease) in net assets from operations                     $      -
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       For the period
                                                        from 11/12/07
                                                          to 12/31/07
                                                       --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                        $          -
   Net realized gain (loss)                                       -
   Realized gain distributions                                    -
   Net change in unrealized appreciation
      (depreciation)                                              -
                                                       --------------
Increase (decrease) in net assets from operations                 -
                                                       --------------
Contract owner transactions:
   Proceeds from units sold                                       -
   Cost of units redeemed                                         -
                                                       --------------
   Increase (decrease)                                            -
                                                       --------------
Net increase (decrease)                                           -
Net assets, beginning                                             -
                                                       --------------
Net assets, ending                                     $          -
                                                       ==============

Units sold                                                        -
Units redeemed                                                    -
                                                       --------------
Net increase (decrease)                                           -
Units outstanding, beginning                                      -
                                                       --------------
Units outstanding, ending                                         -
                                                       ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       BAND 125
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.97           -         $      -              1.25%          -2.9%
11/12/07          1.00           -                -              1.25%           0.0%

                                       BAND 100
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.97           -         $      -              1.00%          -2.9%
11/12/07          1.00           -                -              1.25%           0.0%

                                       BAND 75
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.97           -         $      -              0.75%          -2.8%
11/12/07          1.00           -                -              1.25%           0.0%

                                       BAND 50
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.97           -         $      -              0.50%          -2.8%
11/12/07          1.00           -                -              1.25%           0.0%

                                       BAND 25
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.97           -         $      -              0.25%          -2.8%
11/12/07          1.00           -                -              1.25%           0.0%

                                       BAND 0
-------------------------------------------------------------------------------------

                               Units                      Expense as a
                         Outstanding       Net Assets     % of Average
            Unit Value        (000s)           (000s)       Net Assets   Total Return
            -------------------------------------------------------------------------
12/31/07    $     0.97           -         $      -              0.00%          -2.7%
11/12/07          1.00           -                -              1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                        Strategic Growth (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $      204,068  $      215,376          14,139
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed              (327)
                                  --------------
Net assets                        $      203,741
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $      203,741         188,375     $      1.08
Band 100                                     -               -              1.08
Band 75                                      -               -              1.09
Band 50                                      -               -              1.09
Band 25                                      -               -              1.09
Band 0                                       -               -              1.10
                                  --------------  --------------
Total                             $      203,741         188,375
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $        6,623
   Mortality & expense charges                                               766
                                                                  --------------
   Net investment income (loss)                                            5,857
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  239
   Realized gain distributions                                             5,644
   Net change in unrealized appreciation (depreciation)                  (11,308)
                                                                  --------------
   Net gain (loss)                                                        (5,425)
                                                                  --------------
Increase (decrease) in net assets from operations                 $          432
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                              Year ended       from 10/23/06
                                                              12/31/2007       to 12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $      5,857                -
   Net realized gain (loss)                                          239                -
   Realized gain distributions                                     5,644                -
   Net change in unrealized appreciation (depreciation)          (11,308)               -
                                                            ------------       -------------
Increase (decrease) in net assets from operations                    432                -
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      212,754                -
   Cost of units redeemed                                         (9,445)               -
                                                            ------------       -------------
   Increase (decrease)                                           203,309                -
                                                            ------------       -------------
Net increase (decrease)                                          203,741                -
Net assets, beginning                                               -                   -
                                                            ------------       -------------
Net assets, ending                                          $    203,741                -
                                                            ============       =============

Units sold                                                       197,756                -
Units redeemed                                                    (9,381)               -
                                                            ------------       -------------
Net increase (decrease)                                          188,375                -
Units outstanding, beginning                                        -                   -
                                                            ------------       -------------
Units outstanding, ending                                        188,375                -
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       212,754
Cost of units redeemed                                                    (9,445)
Net investment income (loss)                                               5,857
Net realized gain (loss)                                                     239
Realized gain distributions                                                5,644
Net change in unrealized appreciation (depreciation)                     (11,308)
                                                                 ---------------
                                                                 $       203,741
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.08           188    $     204           1.25%            3.7%
12/31/06         1.04          -            -              1.25%            4.3%
10/23/06         1.00          -            -              0.00%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.08          -       $    -              1.00%            3.9%
12/31/06         1.04          -            -              1.00%            4.4%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.09          -       $    -              0.75%            4.2%
12/31/06         1.04          -            -              0.75%            4.4%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.09          -       $    -              0.50%            4.5%
12/31/06         1.04          -            -              0.50%            4.5%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.09          -       $    -              0.25%            4.7%
12/31/06         1.05          -            -              0.25%            4.5%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.10          -       $    -              0.00%            5.0%
12/31/06         1.05          -            -              0.00%            4.5%
10/23/06         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007     2006
6.5%     0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                           Strategic Growth (Service)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $         -     $         -               -
Receivables: investments sold               -     ==============  ==============
Payables: investments redeemed              -
                                  --------------
Net assets                        $         -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $         -               -       $       1.07
Band 100                                    -               -               1.08
Band 75                                     -               -               1.08
Band 50                                     -               -               1.08
Band 25                                     -               -               1.09
Band 0                                      -               -               1.09
                                  --------------  --------------
Total                             $         -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                              -
                                                                  --------------
   Net investment income (loss)                                             -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                     -
                                                                  --------------
   Net gain (loss)                                                          -
                                                                  --------------
Increase (decrease) in net assets from operations                 $         -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                              Year ended       from 10/23/06
                                                              12/31/2007       to 12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $       -                   -
   Net realized gain (loss)                                         -                   -
   Realized gain distributions                                      -                   -
   Net change in unrealized appreciation (depreciation)             -                   -
                                                            ------------       -------------
Increase (decrease) in net assets from operations                   -                   -
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                         -                   -
   Cost of units redeemed                                           -                   -
                                                            ------------       -------------
   Increase (decrease)                                              -                   -
                                                            ------------       -------------
Net increase (decrease)                                             -                   -
Net assets, beginning                                               -                   -
                                                            ------------       -------------
Net assets, ending                                          $       -                   -
                                                            ============       =============

Units sold                                                          -                   -
Units redeemed                                                      -                   -
                                                            ------------       -------------
Net increase (decrease)                                             -                   -
Units outstanding, beginning                                        -                   -
                                                            ------------       -------------
Units outstanding, ending                                           -                   -
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $          -
Cost of units redeemed                                                      -
Net investment income (loss)                                                -
Net realized gain (loss)                                                    -
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                        -
                                                                 ---------------
                                                                 $          -
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.07          -       $    -              1.25%            3.1%
12/31/06         1.04          -            -              1.25%            4.2%
10/23/06         1.00          -            -              0.00%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.08          -       $    -              1.00%            3.4%
12/31/06         1.04          -            -              1.00%            4.3%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.08          -       $    -              0.75%            3.6%
12/31/06         1.04          -            -              0.75%            4.3%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.08          -       $    -              0.50%            3.9%
12/31/06         1.04          -            -              0.50%            4.4%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.09          -       $    -              0.25%            4.2%
12/31/06         1.04          -            -              0.25%            4.4%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.09          -       $    -              0.00%            4.4%
12/31/06         1.04          -            -              0.00%            4.5%
10/23/06         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007     2006
0.0%     0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                          Mid Cap Value (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    3,410,295  $    3,820,088         201,566
Receivables: investments sold          3,773,530  ==============  ==============
Payables: investments redeemed              -
                                  --------------
Net assets                        $    7,183,825
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    7,183,825       6,767,419     $      1.06
Band 100                                    -               -               1.06
Band 75                                     -               -               1.07
Band 50                                     -               -               1.07
Band 25                                     -               -               1.07
Band 0                                      -               -               1.08
                                  --------------  --------------
Total                             $    7,183,825       6,767,419
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $       29,020
   Mortality & expense charges                                            15,407
                                                                  --------------
   Net investment income (loss)                                           13,613
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (8,472)
   Realized gain distributions                                           339,540
   Net change in unrealized appreciation (depreciation)                 (409,793)
                                                                  --------------
   Net gain (loss)                                                       (78,725)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (65,112)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                              Year ended       from 10/23/06
                                                              12/31/2007       to 12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     13,613                -
   Net realized gain (loss)                                       (8,472)               -
   Realized gain distributions                                   339,540                -
   Net change in unrealized appreciation (depreciation)         (409,793)               -
                                                            ------------       -------------
Increase (decrease) in net assets from operations                (65,112)               -
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                    7,870,621                -
   Cost of units redeemed                                       (621,684)               -
                                                            ------------       -------------
   Increase (decrease)                                         7,248,937                -
                                                            ------------       -------------
Net increase (decrease)                                        7,183,825                -
Net assets, beginning                                               -                   -
                                                            ------------       -------------
Net assets, ending                                          $  7,183,825                -
                                                            ============       =============

Units sold                                                     7,187,016                -
Units redeemed                                                  (419,597)               -
                                                            ------------       -------------
Net increase (decrease)                                        6,767,419                -
Units outstanding, beginning                                        -                   -
                                                            ------------       -------------
Units outstanding, ending                                      6,767,419                -
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     7,870,621
Cost of units redeemed                                                  (621,684)
Net investment income (loss)                                              13,613
Net realized gain (loss)                                                  (8,472)
Realized gain distributions                                              339,540
Net change in unrealized appreciation (depreciation)                    (409,793)
                                                                 ---------------
                                                                 $     7,183,825
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.06         6,767    $   7,184           1.25%            2.1%
12/31/06         1.04          -            -              1.25%            4.0%
10/23/06         1.00          -            -              0.00%            0.0%

                                   BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.06          -       $    -              1.00%            2.3%
12/31/06         1.04          -            -              1.00%            4.1%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.07          -       $    -              0.75%            2.6%
12/31/06         1.04          -            -              0.75%            4.1%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.07          -       $    -              0.50%            2.8%
12/31/06         1.04          -            -              0.50%            4.2%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.07          -       $    -              0.25%            3.1%
12/31/06         1.04          -            -              0.25%            4.2%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.08          -       $    -              0.00%            3.3%
12/31/06         1.04          -            -              0.00%            4.3%
10/23/06         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007     2006
0.8%     0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                             Mid Cap Value (Service)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       92,750  $      102,001           2,665
Receivables: investments sold                579  ==============  ==============
Payables: investments redeemed              -
                                  --------------
Net assets                        $       93,329
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       80,529          76,330     $      1.06
Band 100                                    -                -              1.06
Band 75                                     -                -              1.06
Band 50                                     -                -              1.06
Band 25                                     -                -              1.07
Band 0                                    12,800          11,954            1.07
                                  --------------  --------------
Total                             $       93,329          88,284
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          396
   Mortality & expense charges                                               345
                                                                  --------------
   Net investment income (loss)                                               51
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (456)
   Realized gain distributions                                             9,754
   Net change in unrealized appreciation (depreciation)                   (9,251)
                                                                  --------------
   Net gain (loss)                                                            47
                                                                  --------------
Increase (decrease) in net assets from operations                 $           98
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                              Year ended       from 10/23/06
                                                              12/31/2007       to 12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $         51                -
   Net realized gain (loss)                                         (456)               -
   Realized gain distributions                                     9,754                -
   Net change in unrealized appreciation (depreciation)           (9,251)               -
                                                            ------------       -------------
Increase (decrease) in net assets from operations                     98                -
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      106,941                -
   Cost of units redeemed                                        (13,710)               -
                                                            ------------       -------------
   Increase (decrease)                                            93,231                -
                                                            ------------       -------------
Net increase (decrease)                                           93,329                -
Net assets, beginning                                               -                   -
                                                            ------------       -------------
Net assets, ending                                           $    93,329                -
                                                            ============       =============

Units sold                                                       102,214                -
Units redeemed                                                   (13,930)               -
                                                            ------------       -------------
Net increase (decrease)                                           88,284                -
Units outstanding, beginning                                        -                   -
                                                            ------------       -------------
Units outstanding, ending                                         88,284                -
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       106,941
Cost of units redeemed                                                   (13,710)
Net investment income (loss)                                                  51
Net realized gain (loss)                                                    (456)
Realized gain distributions                                                9,754
Net change in unrealized appreciation (depreciation)                      (9,251)
                                                                 ---------------
                                                                 $        93,329
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.06            76    $      81           1.25%            1.5%
12/31/06         1.04          -            -              1.25%            3.9%
10/23/06         1.00          -            -              0.00%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.06          -       $    -              1.00%            1.8%
12/31/06         1.04          -            -              1.00%            3.9%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.06          -       $    -              0.75%            2.1%
12/31/06         1.04          -            -              0.75%            4.0%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.06          -       $    -              0.50%            2.3%
12/31/06         1.04          -            -              0.50%            4.0%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.07          -       $    -              0.25%            2.6%
12/31/06         1.04          -            -              0.25%            4.1%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.07            12    $      13           0.00%            2.8%
12/31/06         1.04          -            -              0.00%            4.1%
10/23/06         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007     2006
0.8%     0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                         Small Cap Value (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $       95,251  $      119,065           2,658
Receivables: investments sold                  1  ==============  ==============
Payables: investments redeemed               (62)
                                  --------------
Net assets                        $       95,190
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $       95,190          98,714   $        0.96
Band 100                                    -               -               0.97
Band 75                                     -               -               0.97
Band 50                                     -               -               0.97
Band 25                                     -               -               0.98
Band 0                                      -               -               0.98
                                  --------------  --------------
Total                             $       95,190          98,714
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $          111
   Mortality & expense charges                                               841
                                                                  --------------
   Net investment income (loss)                                             (730)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  446
   Realized gain distributions                                            16,341
   Net change in unrealized appreciation (depreciation)                  (23,814)
                                                                  --------------
   Net gain (loss)                                                        (7,027)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (7,757)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                              Year ended       from 10/23/06
                                                              12/31/2007       to 12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $       (730)               -
   Net realized gain (loss)                                          446                -
   Realized gain distributions                                    16,341                -
   Net change in unrealized appreciation (depreciation)          (23,814)               -
                                                            ------------       -------------
Increase (decrease) in net assets from operations                 (7,757)               -
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                      119,025                -
   Cost of units redeemed                                        (16,078)               -
                                                            ------------       -------------
   Increase (decrease)                                           102,947                -
                                                            ------------       -------------
Net increase (decrease)                                           95,190                -
Net assets, beginning                                               -                   -
                                                            ------------       -------------
Net assets, ending                                          $     95,190                -
                                                            ============       =============

Units sold                                                       113,775                -
Units redeemed                                                   (15,061)               -
                                                            ------------       -------------
Net increase (decrease)                                           98,714                -
Units outstanding, beginning                                        -                   -
                                                            ------------       -------------
Units outstanding, ending                                         98,714                -
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $       119,025
Cost of units redeemed                                                   (16,078)
Net investment income (loss)                                                (730)
Net realized gain (loss)                                                     446
Realized gain distributions                                               16,341
Net change in unrealized appreciation (depreciation)                     (23,814)
                                                                 ---------------
                                                                 $        95,190
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.96            99    $      95           1.25%           -6.5%
12/31/06         1.03            -             -           1.25%            3.2%
10/23/06         1.00            -             -           0.00%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -       $    -              1.00%           -6.3%
12/31/06         1.03          -            -              1.00%            3.2%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -       $    -              0.75%           -6.0%
12/31/06         1.03          -            -              0.75%            3.2%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -       $    -              0.50%           -5.8%
12/31/06         1.03          -            -              0.50%            3.3%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98          -       $    -              0.25%           -5.6%
12/31/06         1.03          -            -              0.25%            3.3%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98          -       $    -              0.00%           -5.3%
12/31/06         1.03          -            -              0.00%            3.4%
10/23/06         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007     2006
0.2%     0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                            Small Cap Value (Service)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $        5,432  $        6,937             171
Receivables: investments sold                295  ==============  ==============
Payables: investments redeemed                (1)
                                  --------------
Net assets                        $        5,726
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $        5,726           5,974   $        0.96
Band 100                                    -               -               0.96
Band 75                                     -               -               0.96
Band 50                                     -               -               0.97
Band 25                                     -               -               0.97
Band 0                                      -               -               0.97
                                  --------------  --------------
Total                             $        5,726           5,974
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                                35
                                                                  --------------
   Net investment income (loss)                                              (35)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  (63)
   Realized gain distributions                                               987
   Net change in unrealized appreciation (depreciation)                   (1,505)
                                                                  --------------
   Net gain (loss)                                                          (581)
                                                                  --------------
Increase (decrease) in net assets from operations                 $         (616)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                              Year ended       from 10/23/06
                                                              12/31/2007       to 12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $        (35)               -
   Net realized gain (loss)                                          (63)               -
   Realized gain distributions                                       987                -
   Net change in unrealized appreciation (depreciation)           (1,505)               -
                                                            ------------       -------------
Increase (decrease) in net assets from operations                   (616)               -
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                        8,288                -
   Cost of units redeemed                                         (1,946)               -
                                                            ------------       -------------
   Increase (decrease)                                             6,342                -
                                                            ------------       -------------
Net increase (decrease)                                            5,726                -
Net assets, beginning                                               -                   -
                                                            ------------       -------------
Net assets, ending                                          $      5,726                -
                                                            ============       =============

Units sold                                                         7,833                -
Units redeemed                                                    (1,859)               -
                                                            ------------       -------------
Net increase (decrease)                                            5,974                -
Units outstanding, beginning                                        -                   -
                                                            ------------       -------------
Units outstanding, ending                                          5,974                -
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $         8,288
Cost of units redeemed                                                    (1,946)
Net investment income (loss)                                                 (35)
Net realized gain (loss)                                                     (63)
Realized gain distributions                                                  987
Net change in unrealized appreciation (depreciation)                      (1,505)
                                                                 ---------------
                                                                 $         5,726
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.96             6    $       6           1.25%           -7.0%
12/31/06         1.03          -             -             1.25%            3.0%
10/23/06         1.00          -             -             0.00%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.96          -       $    -              1.00%           -6.7%
12/31/06         1.03          -            -              1.00%            3.1%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.96          -       $    -              0.75%           -6.5%
12/31/06         1.03          -            -              0.75%            3.1%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -       $    -              0.50%           -6.3%
12/31/06         1.03          -            -              0.50%            3.2%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -       $    -              0.25%           -6.0%
12/31/06         1.03          -            -              0.25%            3.2%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -       $    -              0.00%           -5.8%
12/31/06         1.03          -            -              0.00%            3.3%
10/23/06         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007     2006
0.0%     0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                           Tollkeeper (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $    1,295,384  $    1,141,199         108,845
Receivables: investments sold                955  ==============  ==============
Payables: investments redeemed              -
                                  --------------
Net assets                        $    1,296,339
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $    1,296,339         969,954     $      1.34
Band 100                                    -                -              1.34
Band 75                                     -                -              1.34
Band 50                                     -                -              1.35
Band 25                                     -                -              1.35
Band 0                                      -                -              1.36
                                  --------------  --------------
Total                             $    1,296,339         969,954
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                             6,654
                                                                  --------------
   Net investment income (loss)                                           (6,654)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                5,662
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                  154,185
                                                                  --------------
   Net gain (loss)                                                       159,847
                                                                  --------------
Increase (decrease) in net assets from operations                 $      153,193
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                              Year ended       from 10/23/06
                                                              12/31/2007       to 12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $     (6,654)               -
   Net realized gain (loss)                                        5,662                -
   Realized gain distributions                                      -                   -
   Net change in unrealized appreciation (depreciation)          154,185                -
                                                            ------------       -------------
Increase (decrease) in net assets from operations                153,193                -
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                    1,243,431                -
   Cost of units redeemed                                       (100,285)               -
                                                            ------------       -------------
   Increase (decrease)                                         1,143,146                -
                                                            ------------       -------------
Net increase (decrease)                                        1,296,339                -
Net assets, beginning                                               -                   -
                                                            ------------       -------------
Net assets, ending                                          $  1,296,339                -
                                                            ============       =============

Units sold                                                     1,052,384                -
Units redeemed                                                   (82,430)               -
                                                            ------------       -------------
Net increase (decrease)                                          969,954                -
Units outstanding, beginning                                        -                   -
                                                            ------------       -------------
Units outstanding, ending                                        969,954                -
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $     1,243,431
Cost of units redeemed                                                  (100,285)
Net investment income (loss)                                              (6,654)
Net realized gain (loss)                                                   5,662
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                     154,185
                                                                 ---------------
                                                                 $     1,296,339
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.34           970    $   1,296           1.25%           26.3%
12/31/06         1.06           -           -              1.25%            5.8%
10/23/06         1.00           -           -              0.00%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.34          -       $    -              1.00%           26.6%
12/31/06         1.06          -            -              1.00%            5.8%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.34          -       $    -              0.75%           27.0%
12/31/06         1.06          -            -              0.75%            5.9%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.35          -       $    -              0.50%           27.3%
12/31/06         1.06          -            -              0.50%            5.9%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.35          -       $    -              0.25%           27.6%
12/31/06         1.06          -            -              0.25%            6.0%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.36          -       $    -              0.00%           27.9%
12/31/06         1.06          -            -              0.00%            6.0%
10/23/06         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007     2006
0.0%     0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                              Tollkeeper (Service)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          694  $          659              62
Receivables: investments sold                 18  ==============  ==============
Payables: investments redeemed              -
                                  --------------
Net assets                        $          712
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          712             536   $        1.33
Band 100                                    -                -              1.33
Band 75                                     -                -              1.34
Band 50                                     -                -              1.34
Band 25                                     -                -              1.34
Band 0                                      -                -              1.35
                                  --------------  --------------
Total                             $          712             536
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                                 1
                                                                  --------------
   Net investment income (loss)                                               (1)
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                       35
                                                                  --------------
   Net gain (loss)                                                            35
                                                                  --------------
Increase (decrease) in net assets from operations                 $           34
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the period
                                                              Year ended       from 10/23/06
                                                              12/31/2007       to 12/31/2006
                                                            ------------       -------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                             $         (1)               -
   Net realized gain (loss)                                         -                   -
   Realized gain distributions                                      -                   -
   Net change in unrealized appreciation
      (depreciation)                                                  35                -
                                                            ------------       -------------
Increase (decrease) in net assets from operations                     34                -
                                                            ------------       -------------
Contract owner transactions:
   Proceeds from units sold                                          678                -
   Cost of units redeemed                                           -                   -
                                                            ------------       -------------
   Increase (decrease)                                               678                -
                                                            ------------       -------------
Net increase (decrease)                                              712                -
Net assets, beginning                                               -                   -
                                                            ------------       -------------
Net assets, ending                                          $        712                -
                                                            ============       =============

Units sold                                                           536                -
Units redeemed                                                      -                   -
                                                            ------------       -------------
Net increase (decrease)                                              536                -
Units outstanding, beginning                                        -                   -
                                                            ------------       -------------
Units outstanding, ending                                            536                -
                                                            ============       =============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $           678
Cost of units redeemed                                                      -
Net investment income (loss)                                                  (1)
Net realized gain (loss)                                                    -
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                          35
                                                                 ---------------
                                                                 $           712
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.33             1    $       1           1.25%           25.8%
12/31/06         1.06          -            -              1.25%            5.6%
10/23/06         1.00          -            -              0.00%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.33          -      $     -              1.00%           26.1%
12/31/06         1.06          -            -              1.00%            5.7%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.34          -       $    -              0.75%           26.4%
12/31/06         1.06          -            -              0.75%            5.7%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.34          -       $    -              0.50%           26.7%
12/31/06         1.06          -            -              0.50%            5.8%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.34          -       $    -              0.25%           27.0%
12/31/06         1.06          -            -              0.25%            5.8%
10/23/06         1.00          -            -              0.00%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.35          -       $    -              0.00%           27.4%
12/31/06         1.06          -            -              0.00%            5.9%
10/23/06         1.00          -            -              0.00%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007     2006
0.0%     0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                 Structured International Equity (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $         -     $         -               -
Receivables: investments sold               -     ==============  ==============
Payables: investments redeemed              -
                                  --------------
Net assets                        $         -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $         -               -     $         0.98
Band 100                                    -               -               0.98
Band 75                                     -               -               0.98
Band 50                                     -               -               0.98
Band 25                                     -               -               0.98
Band 0                                      -               -               0.98
                                  --------------  --------------
Total                             $         -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                              -
                                                                  --------------
   Net investment income (loss)                                             -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                     -
                                                                  --------------
   Net gain (loss)                                                          -
                                                                  --------------
Increase (decrease) in net assets from operations                 $         -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $         -
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation(depreciation)                      -
                                                                  --------------
Increase (decrease) in net assets from operations                           -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                 -
   Cost of units redeemed                                                   -
                                                                  --------------
   Increase (decrease)                                                      -
                                                                  --------------
Net increase (decrease)                                                     -
Net assets, beginning                                                       -
                                                                  --------------
Net assets, ending                                                $         -
                                                                  ==============

Units sold                                                                  -
Units redeemed                                                              -
                                                                  --------------
Net increase (decrease)                                                     -
Units outstanding, beginning                                                -
                                                                  --------------
Units outstanding, ending                                                   -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $         -
Cost of units redeemed                                                     -
Net investment income (loss)                                               -
Net realized gain (loss)                                                   -
Realized gain distributions                                                -
Net change in unrealized appreciation   (depreciation)                     -
                                                                 ---------------
                                                                 $         -
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98           -      $    -              1.25%           -2.5%
11/12/07         1.00           -           -              1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98         -        $    -              1.00%           -2.4%
11/12/07         1.00         -             -              1.25%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98         -        $    -              0.75%           -2.4%
11/12/07         1.00         -             -              1.25%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98         -        $    -              0.50%           -2.4%
11/12/07         1.00         -             -              1.25%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98         -        $    -              0.25%           -2.3%
11/12/07         1.00         -             -              1.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98         -        $    -              0.00%           -2.3%
11/12/07         1.00         -             -              1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                  Goldman Sachs
                    Structured International Equity (Service)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $         -     $         -                -
Receivables: investments sold               -     ==============  ==============
Payables: investments redeemed              -
                                  --------------
Net assets                        $         -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $         -               -     $         0.98
Band 100                                    -               -               0.98
Band 75                                     -               -               0.98
Band 50                                     -               -               0.98
Band 25                                     -               -               0.98
Band 0                                      -               -               0.98
                                  --------------  --------------
Total                             $         -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                $         -
   Mortality & expense charges                                              -
                                                                  --------------
   Net investment income (loss)                                             -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                     -
                                                                  --------------
   Net gain (loss)                                                          -
                                                                  --------------
Increase (decrease) in net assets from operations                 $         -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                     to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $         -
   Net realized gain (loss)                                                 -
   Realized gain distributions                                              -
   Net change in unrealized appreciation (depreciation)                     -
                                                                  --------------
Increase (decrease) in net assets from operations                           -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                 -
   Cost of units redeemed                                                   -
                                                                  --------------
   Increase (decrease)                                                      -
                                                                  --------------
Net increase (decrease)                                                     -
Net assets, beginning                                                       -
                                                                  --------------
Net assets, ending                                                $         -
                                                                  ==============

Units sold                                                                  -
Units redeemed                                                              -
                                                                  --------------
Net increase (decrease)                                                     -
Units outstanding, beginning                                                -
                                                                  --------------
Units outstanding, ending                                                   -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                         $          -
Cost of units redeemed                                                      -
Net investment income (loss)                                                -
Net realized gain (loss)                                                    -
Realized gain distributions                                                 -
Net change in unrealized appreciation (depreciation)                        -
                                                                 ---------------
                                                                 $          -
                                                                 ===============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98          -       $    -              1.25%           -2.5%
11/12/07         1.00          -            -              1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98          -       $    -              1.00%           -2.4%
11/12/07         1.00          -            -              1.25%            0.0%

                                     BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98          -       $    -              0.75%           -2.4%
11/12/07         1.00          -            -              1.25%            0.0%

                                     BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98          -       $    -              0.50%           -2.4%
11/12/07         1.00          -            -              1.25%            0.0%

                                     BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98          -       $    -              0.25%           -2.3%
11/12/07         1.00          -            -              1.25%            0.0%

                                     BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98          -       $    -              0.00%           -2.3%
11/12/07         1.00          -            -              1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                Manning & Napier
                       Pro-Blend Conservative Term Series

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          303    $          312                22
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                (39)
                                   --------------
Net assets                         $          264
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          264               246    $         1.07
Band 100                                      -                 -                1.08
Band 75                                       -                 -                1.08
Band 50                                       -                 -                1.08
Band 25                                       -                 -                1.08
Band 0                                        -                 -                1.09
                                   --------------    --------------
Total                              $          264               246
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $        4
   Mortality & expense charges                                                 1
                                                                      ----------
   Net investment income (loss)                                                3
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                                 8
   Net change in unrealized appreciation (depreciation)                       (9)
                                                                      ----------
   Net gain (loss)                                                            (1)
                                                                      ----------
Increase (decrease) in net assets from operations                     $        2
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           For the period
                                                              Year ended    from 10/23/06
                                                              12/31/2007      to 12/31/06
                                                          --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $            3              -
   Net realized gain (loss)                                          -                -
   Realized gain distributions                                         8              -
   Net change in unrealized appreciation (depreciation)               (9)             -
                                                          --------------   --------------
Increase (decrease) in net assets from operations                      2              -
                                                          --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                          262              -
   Cost of units redeemed                                            -                -
                                                          --------------   --------------
   Increase (decrease)                                               262              -
                                                          --------------   --------------
Net increase (decrease)                                              264              -
Net assets, beginning                                                -                -
                                                          --------------   --------------
Net assets, ending                                        $          264              -
                                                          ==============   ==============

Units sold                                                           246              -
Units redeemed                                                       -                -
                                                          --------------   --------------
Net increase (decrease)                                              246              -
Units outstanding, beginning                                         -                -
                                                          --------------   --------------
Units outstanding, ending                                            246              -
                                                          ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                          $          262
Cost of units redeemed                                                         -
Net investment income (loss)                                                   3
Net realized gain (loss)                                                       -
Realized gain distributions                                                    8
Net change in unrealized appreciation (depreciation)                          (9)
                                                                  --------------
                                                                  $          264
                                                                  ==============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.07           0      $     0            1.25%           5.1%
12/31/06           1.02           -            -            1.25%           2.0%
10/23/06           1.00           -            -            0.00%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.08           -      $     -            1.00%           5.4%
12/31/06           1.02           -            -            1.00%           2.0%
10/23/06           1.00           -            -            0.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.08           -      $     -            0.75%           5.7%
12/31/06           1.02           -            -            0.75%           2.0%
10/23/06           1.00           -            -            0.00%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.08           -      $     -            0.50%           5.9%
12/31/06           1.02           -            -            0.50%           2.1%
10/23/06           1.00           -            -            0.00%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.08           -      $     -            0.25%           6.2%
12/31/06           1.02           -            -            0.25%           2.1%
10/23/06           1.00           -            -            0.00%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.09           -      $     -            0.00%           6.5%
12/31/06           1.02           -            -            0.00%           2.2%
10/23/06           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
3.0%       0.0%

                             AUL American Unit Trust
                                Manning & Napier
                         Pro-Blend Extended Term Series

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $      163,044    $      177,959            10,568
Receivables: investments sold                 127    ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $      163,171
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $      163,171           149,458    $         1.09
Band 100                                      -                 -                1.09
Band 75                                       -                 -                1.10
Band 50                                       -                 -                1.10
Band 25                                       -                 -                1.10
Band 0                                        -                 -                1.11
                                   --------------    --------------
Total                              $      163,171           149,458
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $    1,375
   Mortality & expense charges                                               709
                                                                      ----------
   Net investment income (loss)                                              666
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                   26
   Realized gain distributions                                            16,065
   Net change in unrealized appreciation (depreciation)                  (14,915)
                                                                      ----------
   Net gain (loss)                                                         1,176
                                                                      ----------
Increase (decrease) in net assets from operations                     $    1,842
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           For the period
                                                              Year ended    from 10/23/06
                                                              12/31/2007      to 12/31/06
                                                          --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $          666              -
   Net realized gain (loss)                                           26              -
   Realized gain distributions                                    16,065              -
   Net change in unrealized appreciation (depreciation)          (14,915)             -
                                                          --------------   --------------
Increase (decrease) in net assets from operations                  1,842              -
                                                          --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                      162,771              -
   Cost of units redeemed                                         (1,442)             -
                                                          --------------   --------------
   Increase (decrease)                                           161,329              -
                                                          --------------   --------------
Net increase (decrease)                                          163,171              -
Net assets, beginning                                               -                 -
                                                          --------------   --------------
Net assets, ending                                        $      163,171              -
                                                          ==============   ==============

Units sold                                                       150,752              -
Units redeemed                                                    (1,294)             -
                                                          --------------   --------------
Net increase (decrease)                                          149,458              -
Units outstanding, beginning                                        -                 -
                                                          --------------   --------------
Units outstanding, ending                                        149,458              -
                                                          ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    162,771
Cost of units redeemed                                                    (1,442)
Net investment income (loss)                                                 666
Net realized gain (loss)                                                      26
Realized gain distributions                                               16,065
Net change in unrealized appreciation (depreciation)                     (14,915)
                                                                    ------------
                                                                    $    163,171
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.09           149    $     163          1.25%           5.6%
12/31/06           1.03           -            -            1.25%           3.4%
10/23/06           1.00           -            -            0.00%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding  Net Assets    % of Average
             Unit Value        (000s)      (000s)      Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.09           -    $     -              1.00%           5.9%
12/31/06           1.03           -          -              1.00%           3.4%
10/23/06           1.00           -          -              0.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.10           -      $     -            0.75%           6.1%
12/31/06           1.03           -            -            0.75%           3.5%
10/23/06           1.00           -            -            0.00%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.10           -      $     -            0.50%           6.4%
12/31/06           1.04           -            -            0.50%           3.5%
10/23/06           1.00           -            -            0.00%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.10           -      $     -            0.25%           6.7%
12/31/06           1.04           -            -            0.25%           3.6%
10/23/06           1.00           -            -            0.00%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.11           -      $     -            0.00%           6.9%
12/31/06           1.04           -            -            0.00%           3.6%
10/23/06           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
1.7%       0.0%

                             AUL American Unit Trust
                                Manning & Napier
                          Pro-Blend Maximum Term Series

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         1.09
Band 100                                      -                 -                1.09
Band 75                                       -                 -                1.10
Band 50                                       -                 -                1.10
Band 25                                       -                 -                1.10
Band 0                                        -                 -                1.11
                                   --------------    --------------
Total                              $          -                 -
                                   ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      -
   Mortality & expense charges                                               -
                                                                      ----------
   Net investment income (loss)                                              -
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                      ----------
   Net gain (loss)                                                           -
                                                                      ----------
Increase (decrease) in net assets from operations                     $      -
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           For the period
                                                              Year ended    from 10/23/06
                                                              12/31/2007      to 12/31/06
                                                          --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $          -                -
   Net realized gain (loss)                                          -                -
   Realized gain distributions                                       -                -
   Net change in unrealized appreciation (depreciation)              -                -
                                                          --------------   --------------
Increase (decrease) in net assets from operations                    -                -
                                                          --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                          -                -
   Cost of units redeemed                                            -                -
                                                          --------------   --------------
   Increase (decrease)                                               -                -
                                                          --------------   --------------
Net increase (decrease)                                              -                -
Net assets, beginning                                                -                -
                                                          --------------   --------------
Net assets, ending                                        $          -                -
                                                          ==============   ==============

Units sold                                                           -                -
Units redeemed                                                                        -
                                                          --------------   --------------
Net increase (decrease)                                              -                -
Units outstanding, beginning                                         -                -
                                                          --------------   --------------
Units outstanding, ending                                            -                -
                                                          ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding  Net Assets    % of Average
             Unit Value        (000s)      (000s)      Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.09           -    $      -             1.25%           4.7%
12/31/06           1.04           -           -             1.25%           4.0%
10/23/06           1.00           -           -             0.00%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding  Net Assets    % of Average
             Unit Value        (000s)      (000s)      Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.09           -    $      -             1.00%           4.9%
12/31/06           1.04           -           -             1.00%           4.1%
10/23/06           1.00           -           -             0.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding  Net Assets    % of Average
             Unit Value        (000s)      (000s)      Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.10           -    $      -             0.75%           5.2%
12/31/06           1.04           -           -             0.75%           4.1%
10/23/06           1.00           -           -             0.00%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding  Net Assets    % of Average
             Unit Value        (000s)      (000s)      Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.10           -    $      -             0.50%           5.5%
12/31/06           1.04           -           -             0.50%           4.1%
10/23/06           1.00           -           -             0.00%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding  Net Assets    % of Average
             Unit Value        (000s)      (000s)      Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07      $    1.10           -    $      -             0.25%           5.7%
12/31/06           1.04           -           -             0.25%           4.2%
10/23/06           1.00           -           -             0.00%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding  Net Assets    % of Average
             Unit Value        (000s)      (000s)      Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.11           -    $      -             0.00%           6.0%
12/31/06           1.04           -           -             0.00%           4.2%
10/23/06           1.00           -           -             0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
0.0%       0.0%

                             AUL American Unit Trust
                                Manning & Napier
                         Pro-Blend Moderate Term Series

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $       79,286    $       84,505             6,243
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                (1)
                                   --------------
Net assets                         $       79,285
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $       79,285            73,358    $         1.08
Band 100                                      -                 -                1.08
Band 75                                       -                 -                1.09
Band 50                                       -                 -                1.09
Band 25                                       -                 -                1.09
Band 0                                        -                 -                1.10
                                   --------------         --------------
                                   $       79,285            73,358
                                   ==============         ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $    1,006
   Mortality & expense charges                                               365
                                                                      ----------
   Net investment income (loss)                                              641
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                    8
   Realized gain distributions                                             5,685
   Net change in unrealized appreciation (depreciation)                   (5,219)
                                                                      ----------
   Net gain (loss)                                                           474
                                                                      ----------
Increase (decrease) in net assets from operations                     $    1,115
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           For the period
                                                              Year ended    from 10/23/06
                                                              12/31/2007      to 12/31/06
                                                          --------------   --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                           $          641              -
   Net realized gain (loss)                                            8              -
   Realized gain distributions                                     5,685              -
   Net change in unrealized appreciation (depreciation)           (5,219)             -
                                                          --------------   --------------
Increase (decrease) in net assets from operations                  1,115              -
                                                          --------------   --------------
Contract owner transactions:
   Proceeds from units sold                                       78,424              -
   Cost of units redeemed                                           (254)             -
                                                          --------------   --------------
   Increase (decrease)                                            78,170              -
                                                          --------------   --------------
Net increase (decrease)                                           79,285              -
Net assets, beginning                                               -                 -
                                                          --------------   --------------
Net assets, ending                                        $       79,285              -
                                                          ==============   ==============

Units sold                                                        73,590              -
Units redeemed                                                      (232)             -
                                                          --------------   --------------
Net increase (decrease)                                           73,358              -
Units outstanding, beginning                                         -                -
                                                          --------------   --------------
Units outstanding, ending                                         73,358              -
                                                          ==============   ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     78,424
Cost of units redeemed                                                      (254)
Net investment income (loss)                                                 641
Net realized gain (loss)                                                       8
Realized gain distributions                                                5,685
Net change in unrealized appreciation (depreciation)                      (5,219)
                                                                    ------------
                                                                    $     79,285
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.08            73    $      79          1.25%           5.0%
12/31/06           1.03           -            -            1.25%           2.9%
10/23/06           1.00           -            -            0.00%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.08           -      $     -            1.00%           5.3%
12/31/06           1.03           -            -            1.00%           3.0%
10/23/06           1.00           -            -            0.00%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.09           -      $     -            0.75%           5.5%
12/31/06           1.03           -            -            0.75%           3.0%
10/23/06           1.00           -            -            0.00%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.09           -      $     -            0.50%           5.8%
12/31/06           1.03           -            -            0.50%           3.1%
10/23/06           1.00           -            -            0.00%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.09           -      $     -            0.25%           6.1%
12/31/06           1.03           -            -            0.25%           3.1%
10/23/06           1.00           -            -            0.00%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.10           -      $     -            0.00%           6.3%
12/31/06           1.03           -            -            0.00%           3.2%
10/23/06           1.00           -            -            0.00%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------

2007       2006
2.5%       0.0%

                             AUL American Unit Trust
                                     Timothy
                               Conservative Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------    --------------    --------------
Band 125                           $          -                 -      $         1.00
Band 100                                      -                 -                1.00
Band 75                                       -                 -                1.00
Band 50                                       -                 -                1.00
Band 25                                       -                 -                1.00
Band 0                                        -                 -                1.00
                                   --------------    ---------------
Total                              $          -                 -
                                   ==============    ===============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                     For the period ended December 31, 2007

Investment income:
   Dividend income                                                    $      -
   Mortality & expense charges                                               -
                                                                      ----------
   Net investment income (loss)                                              -
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                      ----------
   Net gain (loss)                                                           -
                                                                      ----------
Increase (decrease) in net assets from operations                     $      -
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                    to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.00          -       $     -            1.25%          -0.4%
11/12/07           1.00          -             -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.00          -      $      -            1.00%          -0.4%
11/12/07           1.00          -             -            1.25%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.00          -      $      -            0.75%          -0.3%
11/12/07           1.00          -             -            1.25%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.00          -      $      -            0.50%          -0.3%
11/12/07           1.00          -             -            1.25%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.00          -      $      -            0.25%          -0.3%
11/12/07           1.00          -             -            1.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.00          -      $      -            0.00%          -0.2%
11/12/07           1.00          -             -            1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                     Timothy
                                Strategic Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                      Investments           Cost of       Mutual Fund
                                         at Value       Investments            Shares
                                   --------------    --------------    --------------
Investments                        $          -      $          -                 -
Receivables: investments sold                 -      ==============    ==============
Payables: investments redeemed                -
                                   --------------
Net assets                         $          -
                                   ==============

                                                              Units      Accumulation
                                       Net Assets       Outstanding        Unit Value
                                   --------------     -------------    --------------
Band 125                           $          -                 -      $         0.99
Band 100                                      -                 -                0.99
Band 75                                       -                 -                0.99
Band 50                                       -                 -                0.99
Band 25                                       -                 -                0.99
Band 0                                        -                 -                0.99
                                   --------------     -------------
Total                              $          -                 -
                                   ==============     =============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2007

Investment income:
   Dividend income                                                    $      -
   Mortality & expense charges                                               -
                                                                      ----------
   Net investment income (loss)                                              -
                                                                      ----------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                      ----------
   Net gain (loss)                                                           -
                                                                      ----------
Increase (decrease) in net assets from operations                     $      -
                                                                      ==========

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                    to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.99          -      $      -            1.25%          -1.0%
11/12/07           1.00          -             -            1.25%           0.0%

                                    BAND 100
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.99          -      $      -            1.00%          -0.9%
11/12/07           1.00          -             -            1.25%           0.0%

                                     BAND 75
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.99          -      $      -            0.75%          -0.9%
11/12/07           1.00          -             -            1.25%           0.0%

                                     BAND 50
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.99          -      $      -            0.50%          -0.0%
11/12/07           1.00          -             -            1.25%           0.0%

                                     BAND 25
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     1.00          -      $      -            0.25%          -0.8%
11/12/07           1.00          -             -            1.25%           0.0%

                                     BAND 0
--------------------------------------------------------------------------------
                                Units                Expense as a
                          Outstanding   Net Assets   % of Average
             Unit Value        (000s)       (000s)     Net Assets   Total Return
             -------------------------------------------------------------------
12/31/07     $     0.99          -      $      -            0.00%          -0.8%
11/12/07           1.00          -             -            1.25%           0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                    Columbia
                             Mid Cap Index (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -     $        0.99
Band 100                                     -               -              0.99
Band 75                                      -               -              0.99
Band 50                                      -               -              0.99
Band 25                                      -               -              0.99
Band 0                                       -               -              0.99
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                    to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99          -        $    -             1.25%           -1.1%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99          -       $     -             1.00%           -1.0%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99          -        $    -             0.75%           -1.0%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99          -        $    -             0.50%           -1.0%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07    $    0.99          -        $    -             0.25%           -0.9%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.99          -        $    -             0.00%           -0.9%
11/12/07         1.00          -             -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                    Columbia
                            Small Cap Index (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -     $        0.97
Band 100                                     -               -              0.97
Band 75                                      -               -              0.97
Band 50                                      -               -              0.97
Band 25                                      -               -              0.97
Band 0                                       -               -              0.97
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                    to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -        $    -             1.25%           -3.2%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -       $     -             1.00%           -3.2%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -        $    -             0.75%           -3.2%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -        $    -             0.50%           -3.1%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07    $    0.97          -        $    -             0.25%           -3.1%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.97          -        $    -             0.00%           -3.1%
11/12/07         1.00          -             -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                Marshall & Isely
                             Mid Cap Value (Class Y)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -     $        1.00
Band 100                                     -               -              1.00
Band 75                                      -               -              1.00
Band 50                                      -               -              1.00
Band 25                                      -               -              1.00
Band 0                                       -               -              1.00
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                    to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.00          -        $    -             1.25%            0.1%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.00          -       $     -             1.00%            0.1%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.00          -        $    -             0.75%            0.1%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.00          -        $    -             0.50%            0.2%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07    $    1.00          -        $    -             0.25%            0.2%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.00          -        $    -             0.00%            0.2%
11/12/07         1.00          -             -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                Marshall & Isely
                             Mid Cap Value (Class Y)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -     $        1.03
Band 100                                     -               -              1.03
Band 75                                      -               -              1.03
Band 50                                      -               -              1.03
Band 25                                      -               -              1.03
Band 0                                       -               -              1.03
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                    to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.03          -        $    -             1.25%            2.6%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.03          -       $     -             1.00%            2.7%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.03          -        $    -             0.75%            2.7%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.03          -        $    -             0.50%            2.7%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.03          -        $    -             0.25%            2.8%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     1.03          -        $    -             0.00%            2.8%
11/12/07         1.00          -             -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL American Unit Trust
                                Marshall & Isely
                           Small Cap Growth (Class Y)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2007

                                     Investments         Cost of     Mutual Fund
                                        at Value     Investments          Shares
                                  --------------  --------------  --------------
Investments                       $          -    $          -               -
Receivables: investments sold                -    ==============  ==============
Payables: investments redeemed               -
                                  --------------
Net assets                        $          -
                                  ==============

                                                           Units    Accumulation
                                      Net Assets     Outstanding      Unit Value
                                  --------------  --------------  --------------
Band 125                          $          -               -     $        0.98
Band 100                                     -               -              0.98
Band 75                                      -               -              0.98
Band 50                                      -               -              0.98
Band 25                                      -               -              0.98
Band 0                                       -               -              0.98
                                  --------------  --------------
Total                             $          -               -
                                  ==============  ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the period ended December 31, 2007

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 11/12/07
                                                                    to 12/31/07
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $          -
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
Increase (decrease) in net assets from operations                            -
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                                  -
   Cost of units redeemed                                                    -
                                                                  --------------
   Increase (decrease)                                                       -
                                                                  --------------
Net increase (decrease)                                                      -
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          -
                                                                  ==============

Units sold                                                                   -
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                      -
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                    -
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2007
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                    BAND 125
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98          -        $    -             1.25%           -1.9%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 100
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98          -       $     -             1.00%           -1.9%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 75
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98          -        $    -             0.75%           -1.8%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 50
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98          -        $    -             0.50%           -1.8%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 25
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07    $    0.98          -        $    -             0.25%           -1.8%
11/12/07         1.00          -             -             1.25%            0.0%

                                    BAND 0
--------------------------------------------------------------------------------

                              Units                 Expense as a
                        Outstanding   Net Assets    % of Average
           Unit Value        (000s)       (000s)      Net Assets    Total Return
           ---------------------------------------------------------------------
12/31/07   $     0.98          -        $    -             0.00%           -1.7%
11/12/07         1.00          -             -             1.25%            0.0%

--------------------------------------------------------------------------------

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2003 thru 2007 or from commencement date. A zero ratio indicates no gross income has been received during the year.

--------------------------------------------------------------------------------
                                      2007
                                      0.0%

                             AUL AMERICAN UNIT TRUST
                          NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The AUL American Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by:


--------------------------------------------------------------------------------
Mutual Funds                                                Referred to as
--------------------------------------------------------------------------------
OneAmerica Funds, Inc.                                    OneAmerica Funds
--------------------------------------------------------------------------------
Fidelity(R) Advisor Funds
Fidelity(R)Variable Insurance Products Fund               Fidelity
--------------------------------------------------------------------------------
American Century(R) Capital Portfolios, Inc.
American Century(R) Ginnie Mae Fund
American Century(R) Mutual Funds, Inc.
American Century(R) Quantitative Equity Funds, Inc.
American Century(R) Strategic Asset Allocations, Inc.
American Century(R) Variable Portfolios, Inc.
American Century(R) World Mutual Funds, Inc.
American Century(R) Emerging Markets Funds
American Century(R) Global Capital Management, Inc        American Century
--------------------------------------------------------------------------------
Alger American Funds
The Alger Institutional Funds                             Alger
--------------------------------------------------------------------------------
Calvert Income Fund
Calvert New Vision Small Cap Fund
Calvert Social Investment Fund                            Calvert
Calvert Variable Series, Inc.
--------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Fund, Inc.
T. Rowe Price Equity Income Fund
T. Rowe Price Growth Stock, Inc.                          T. Rowe Price
T. Rowe Price International Funds, Inc.
T. Rowe Price Mid Cap Value Fund, Inc.
T. Rowe Price Mid-Cap Growth Fund, Inc.
--------------------------------------------------------------------------------
Old Mutual Insurance Series Funds, Inc.
Old Mutual Funds, Inc.
Old Mutual Advisor Funds II                               Old Mutual
--------------------------------------------------------------------------------
Janus Aspen Series
Janus Advisor Series                                      Janus
--------------------------------------------------------------------------------
Pioneer Bond Fund
Pioneer Emerging Markets
Pioneer Equity Income
Pioneer Fund
Pioneer High Yield
Pioneer Mid-Cap Value                                     Pioneer

--------------------------------------------------------------------------------

                             AUL AMERICAN UNIT TRUST
                          NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
Mutual Funds                                                Referred to as
--------------------------------------------------------------------------------
Pioneer Oak Ridge Large Cap Growth
Pioneer Papp Small and Mid Cap Growth
Pioneer Small Cap Value
Pioneer Variable Life Contracts TrustState
--------------------------------------------------------------------------------
Street Institutional Investment Trust                    State Street
--------------------------------------------------------------------------------
AIM Growth Series
AIM Sector Funds, Inc.
AIM Capital Development Fund
AIM International Growth
AIM Stock Funds, Inc.                                     AIM
--------------------------------------------------------------------------------
Vanguard Explorer Fund, Inc.
Vanguard Fixed Income Securities Funds                    Vanguard
--------------------------------------------------------------------------------
Ariel Mutual Funds, Inc.                                  Ariel
--------------------------------------------------------------------------------
MFS(R)  International New Discovery Fund
MFS(R)  Mid Cap Growth Fund
MFS(R)  Strategic Value Fund                              MFS
MFS(R)  Value Fund
--------------------------------------------------------------------------------
Pacific Investment Management Series                      PIMCO
--------------------------------------------------------------------------------
Allianz Funds                                             Allianz
--------------------------------------------------------------------------------
Neuberger Berman LLC                                      Neuberger Berman
--------------------------------------------------------------------------------
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Strategic Series
Templeton Foreign Fund
Templeton Growth Fund
Franklin Small-Mid Cap
Franklin Value Investors Trust                            Franklin and Templeton
--------------------------------------------------------------------------------
Russell Funds, LifePoint Funds                            Frank Russell
Russell Funds
--------------------------------------------------------------------------------
American Funds                                            American Funds
--------------------------------------------------------------------------------
First American Investment Funds, Inc.                     First American
--------------------------------------------------------------------------------
Fifth Third Funds                                         Fifth Third
--------------------------------------------------------------------------------
Goldman Sachs Domestic Equity Funds
Goldman Sachs Specialty Funds                             Goldman Sachs
--------------------------------------------------------------------------------
Pro-Blend Conservative Term Series
Pro-Blend Extended Term Series
Pro-Blend Maximum Term Series
Pro-Blend Moderate Term Series                            Manning & Napier
--------------------------------------------------------------------------------
Timothy Plan Conservative Fund
Timothy Plan Strategic Fund                               Timothy
--------------------------------------------------------------------------------
Dreyfus Growth and Value Funds, Inc.
Dreyfus Growth and Value Leaders, Inc.
Dreyfus Premier Health Care
Dreyfus Premier International Equity Fund
Dreyfus Premier New Leaders, Inc.                         Dreyfus
--------------------------------------------------------------------------------

                             AUL American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
Mutual Funds                                              Referred to as
--------------------------------------------------------------------------------
Dreyfus Premier Worldwide Growth, Inc.
The Dreyfus/Laurel Funds, Inc.
The Dreyfus Premier Third Century, Inc.
--------------------------------------------------------------------------------
Lord Abbett Developing Growth, Inc.
Lord Abbett Research Fund, Inc.
Lord Abbett Mid-Cap Value, Inc.                           Lord Abbett
Lord Abbett Blend Trust
--------------------------------------------------------------------------------
Thornburg Investment Trust                                Thornburg
--------------------------------------------------------------------------------
Oppenheimer Funds                                         Oppenheimer
--------------------------------------------------------------------------------
AllianceBernstein(SM) International Growth Funds
AllianceBernstein Value Funds
AllianceBernstein Growth Funds
AllianceBernstein Retirement Strategies
The AllianceBernstein Growth Funds                        AllianceBernstein
--------------------------------------------------------------------------------
Columbia Mid Cap Index Fund
Coumbia Small Cap Index Fund                              Columbia
--------------------------------------------------------------------------------
Marshall Funds Inc.                                       Marshall
--------------------------------------------------------------------------------

This annual report includes information related to investment subaccounts for which there has been no investing or income and expense transactions through December 31, 2007 or for which investment income and expense transactions commenced at various dates during 2007 and prior years.

For periods prior to commencement of investing transactions, management has presented the unit values, expenses as a percentage of average net assets and total return for these investment subaccounts using an inception date unit value of $1.00, adjusted for contractual expense rates applicable to the respective bands.

This information is unaudited and therefore not covered by the Report of Independent Registered Public Accounting Firm appearing on page 2.


REORGANIZATION

On September  22, 2003,  the Board of Managers of AUL Pooled Equity Fund B (Fund
B) and the Board of Directors of OneAmerica Funds, Inc. approved a Reorganization Plan (Plan) of Fund B. The Participants of Fund B also approved the Plan. The Plan provided for a transfer of all assets and liabilities of Fund B (adjusted for liabilities relating to insurance charges) to purchase Class O shares of the OneAmerica Value Subaccount (Value Subaccount). Immediately after the reorganization, interest in the Value Subaccount had a value identical to the value of the Participants' interests in The Fund immediately before the reorganization. Obligations under variable annuity contracts ("Contracts") issued by AUL and formerly supported by the assets of Fund B are supported by the assets of the Band S Value subaccount after the reorganization.

                             AUL AMERICAN UNIT TRUST
                          NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


BANDED ACCUMULATION UNIT VALUES AND UNITS OUTSTANDING

Banded accumulation unit values and units outstanding balances are represented based upon the annual expense charges applicable to the variable accounts. See
Note 2 for additional information.


SECURITY VALUATION, TRANSACTIONS AND RELATED INVESTMENT INCOME

The value of the investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date.


RELATED PARTY TRANSACTIONS

AUL, the sponsor of the Variable Account, also serves as the investment advisor for OneAmerica Funds, a mutual fund offered within the Variable Account. OneAmerica Funds is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive portfolios. OneAmerica Funds also holds five advisor portfolios, Value (Advisor), Money Market (Advisor), Asset Director (Advisor), Investment Grade Bond (Advisor), and Socially Responsive (Advisor). OneAmerica Funds has an investment advisory agreement with AUL. Under the investment advisory agreement, the investment advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio as follows:


Value                        0.50%         Investment Grade Bond       0.50%
Money Market                 0.40%         Asset Director              0.50%
Socially Responsive          0.70%

Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual funds.

As well, the OneAmerica Advisor Funds pay a 12b-1 fee to the American United Life Insurance Company equal to 0.30% of average daily net assets.

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains

                             AUL AMERICAN UNIT TRUST
                          NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.



ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


REPORTING PERIODS

Periods less than a calendar year represent the date of commencement of operations to the end of the applicable year.


2.  ACCOUNT CHARGES

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participant's account, which may not exceed $50 per year. The charge is assessed every quarter on a participant's account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administration charges are waived if the account balance exceeds a certain amount. The charges incurred during the year ended December 31, 2007 and December 31, 2006 were $463,117 and $297,917, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase. The amount of the withdrawal charge varies depending upon the contract and the number of years the participant's account has been in existence. The withdrawal charge for a recurring contribution contract is as follows:

                             AUL AMERICAN UNIT TRUST
                          NOTES TO FINANCIAL STATEMENTS

2.  ACCOUNT CHARGES (CONTINUED)

Account Year                        Withdrawal Charge
------------                        -----------------
1-5                                      8.0%
6-10                                     4.0%
11 or more                               0.0%

The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. On other contracts, AUL may assess withdrawal charges ranging from 7% to 0%, depending on the account year. The charges incurred during the year ended December 31, 2007 and the year ended December 31, 2006 were $679,289 and $514,470, respectively. The account charges are recorded as redemption in the accompanying statement of changes in net assets.

Mortality and Expense Risk Charges

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charges assessed to the contract are shown in the table below:

------------------------------------------------
Band        Annual Mortality and Expense Charge
------------------------------------------------
Band 125                    1.25%
Band 100                    1.00%
Band 75                     0.75%
Band 50                     0.50%
Band 25                     0.25%
Band 0                      0.00%
Band S                      1.20%

------------------------------------------------


AUL guarantees that the mortality and expense charge shall not increase. The charges incurred during the periods ended December 31, 2007 and December 31, 2006 were $19,155,438 and $16,400,238, respectively.



3. NEW ACCOUNTING STANDARDS

Financial  Accounting  Standards Board Statement  Interpretation  No. 48

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense

                             AUL AMERICAN UNIT TRUST
                          NOTES TO FINANCIAL STATEMENTS

3. NEW ACCOUNTING STANDARDS (CONTINUED)

in the current year. Adoption of FIN 48 is required for fiscal years beginning after

December 15, 2007 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Variable Account.

Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No.157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair measurements. Effective January 1, 2008, the Variable Account adopted SFAS No. 157. Adoption of SFAS No. 157 did not impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

>


ONEAMERICA FINANCIAL
PARTNERS, INC.
REPORT OF INDEPENDENT AUDITORS
ON CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2007, 2006 AND 2005

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income, and cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and subsidiaries (the "Company") at December 31, 2007 and December 31, 2006, and the results of their operations and their cash flows for the years then ended December 31, 2007, December 31, 2006 and December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Indianapolis, Indiana
March 24, 2008

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

December 31                                                                   2007       (in millions)        2006
------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
   Fixed maturities - available for sale, at fair value:
      (amortized cost: 2007 - $7,290.7; 2006 - $6,779.9)                 $ 7,369.3                       $ 6,801.5
   Equity securities at fair value:
      (cost: 2007 - $35.5; 2006 - $37.0)                                      47.8                            49.3
   Mortgage loans                                                          1,394.6                         1,351.3
   Real estate, net                                                           45.5                            34.9
   Policy loans                                                              225.3                           179.0
   Short-term and other invested assets                                        9.8                            22.1
   Cash and cash equivalents                                                 152.7                           165.5
------------------------------------------------------------------------------------------------------------------
      TOTAL INVESTMENTS                                                    9,245.0                         8,603.6
Accrued investment income                                                    101.5                            96.6
Reinsurance receivables                                                    2,017.1                         1,991.0
Deferred acquisition costs                                                   647.9                           600.6
Value of business acquired                                                   105.6                           114.6
Property and equipment, net                                                   61.6                            67.1
Insurance premiums in course of collection                                    21.6                            26.5
Other assets                                                                  87.6                           106.5
Assets held in separate accounts                                           7,633.1                         6,884.8
------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS                                                       $19,921.0                       $18,491.3
==================================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
   Policy reserves                                                       $ 9,819.5                       $ 9,298.5
   Other policyholder funds                                                  205.5                           212.4
   Pending policyholder claims                                               245.6                           264.1
   Surplus notes and notes payable                                           275.0                           275.0
   Other liabilities and accrued expenses                                    354.0                           253.1
   Deferred gain on indemnity reinsurance                                     67.5                            80.7
   Liabilities related to separate accounts                                7,633.1                         6,884.8
------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES                                                   18,600.2                        17,268.6
==================================================================================================================
SHAREHOLDER'S EQUITY
   Common stock, no par value - authorized
      1,000 shares; issued and outstanding 100 shares                            -                               -
   Retained earnings                                                       1,278.0                         1,201.8
   Accumulated other comprehensive income:
      Unrealized appreciation of securities, net of tax                       54.5                            20.9
      Benefit plans, net of tax                                              (11.7)                              -
------------------------------------------------------------------------------------------------------------------
      TOTAL SHAREHOLDER'S EQUITY                                           1,320.8                         1,222.7
------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                         $19,921.0                       $18,491.3
==================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                               Year ended December 31
(in millions)                                                        2007               2006               2005
---------------------------------------------------------------------------------------------------------------
REVENUES:
   Insurance premiums and other considerations                   $  344.4           $  406.4           $  445.6
   Policy and contract charges                                      190.4              173.9              142.0
   Net investment income                                            534.3              522.6              451.9
   Realized investment losses, net                                   (2.7)              (5.3)              (3.5)
   Other income                                                      37.4               28.8               28.2
---------------------------------------------------------------------------------------------------------------
      TOTAL REVENUES                                              1,103.8            1,126.4            1,064.2
===============================================================================================================
BENEFITS AND EXPENSES:
   Policy benefits                                                  355.3              399.4              406.3
   Interest expense on annuities and financial products             238.6              235.6              188.6
   General operating expenses                                       190.9              193.3              189.2
   Commissions                                                       66.1               73.1               66.1
   Amortization                                                      85.2               84.9               79.9
   Dividends to policyholders                                        27.4               27.0               27.1
   Interest expense on surplus notes and notes payable               19.8               19.8               19.8
---------------------------------------------------------------------------------------------------------------
      TOTAL BENEFITS AND EXPENSES                                   983.3            1,033.1              977.0
===============================================================================================================
Income before income tax expense                                    120.5               93.3               87.2
Income tax expense                                                   32.4               25.6               25.1
---------------------------------------------------------------------------------------------------------------
      NET INCOME                                                 $   88.1           $   67.7           $   62.1
===============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME

                                                                                    ACCUMULATED OTHER
                                                                               COMPREHENSIVE INCOME (LOSS)
                                                                               ---------------------------
                                                                               UNREALIZED
                                                                              APPRECIATION         BENEFIT
                                                 COMMON       RETAINED       OF SECURITIES,         PLANS,
(in millions)                                     STOCK       EARNINGS         NET OF TAX         NET OF TAX         TOTAL
---------------------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2004                        $-         $1,064.9            $127.4            $(10.0)        $1,182.3
Comprehensive income:
   Net income                                       -             62.1                 -                 -             62.1
   Other comprehensive income (loss)                -                -             (59.2)              9.6            (49.6)
                                                                                                                   --------
Total comprehensive income                                                                                             12.5
---------------------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2005                         -          1,127.0              68.2              (0.4)         1,194.8
Comprehensive income:
   Net income                                       -             67.7                 -                 -             67.7
   Other comprehensive income (loss)                -                -             (47.3)              0.4            (46.9)
                                                                                                                   --------
Total comprehensive income                                                                                             20.8
Cumulative effect adjustment
    from adoption of SAB No. 108                    -              7.1                 -                 -              7.1
---------------------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2006                         -          1,201.8              20.9              (0.0)         1,222.7
Comprehensive income:
   Net income                                       -             88.1                 -                 -             88.1
   Other comprehensive income                       -                -              33.6                 -             33.6
                                                                                                                   --------
Total comprehensive income                                                                                            121.7
Cumulative effect adjustments;
   Adoption of SOP 05-1, net of tax                 -            (11.5)                -                 -            (11.5)
   Adoption of SFAS No. 158, net of tax             -             (0.4)                -             (11.7)           (12.1)
---------------------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2007                        $-         $1,278.0            $ 54.5            $(11.7)        $1,320.8
===========================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                          Year ended December 31
(in millions)                                                                     2007              2006              2005
--------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                   $    88.1         $    67.7         $    62.1
Adjustments to reconcile net income to net cash:
      Amortization                                                                85.2              84.9              79.9
      Depreciation                                                                14.2              15.7              14.8
      Deferred taxes                                                               8.5              10.8               9.6
      Realized investment losses, net                                              2.7               5.3               3.5
      Policy acquisition costs capitalized                                       (80.8)            (90.6)            (99.2)
      Interest credited to deposit liabilities                                   241.0             235.8             187.5
      Fees charged to deposit liabilities                                        (78.1)            (76.6)            (55.8)
      Amortization and accrual of investment income                               (4.4)             (3.3)             (5.1)
      Increase (decrease) in insurance liabilities                               (24.9)            125.1             121.6
      Decrease in other assets                                                     1.6            (170.6)           (143.1)
      Increase (decrease) in other liabilities                                    28.0             (43.5)             14.4
--------------------------------------------------------------------------------------------------------------------------

Net cash provided by operating activities                                        277.9             160.7             190.2
==========================================================================================================================
CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchases:
      Fixed maturities, available-for-sale                                    (1,317.5)           (846.4)         (1,528.8)
      Equity securities                                                           (8.3)            (12.1)             (3.0)
      Mortgage loans                                                            (230.5)           (180.0)           (168.4)
      Real estate                                                                (14.6)             (2.1)             (5.2)
      Short-term and other invested assets                                       (13.7)             (3.4)             (4.7)
   Proceeds from sales, calls or maturities:
      Fixed maturities, available-for-sale                                       801.0             885.4           1,107.7
      Equity securities                                                           10.8               9.0               3.6
      Mortgage loans                                                             187.2             166.8             139.2
      Real estate                                                                  4.6               0.9               0.5
      Short-term and other invested assets                                        27.2               3.2               0.8
   Net transfer from disposal of financial institutions operations                   -              11.3                 -
   Transfer from indemnity reinsurance transactions, net                         551.9                 -             363.7
--------------------------------------------------------------------------------------------------------------------------
Net cash provided (used) by investing activities                                  (1.9)             32.6             (94.6)
==========================================================================================================================
CASH FLOWS FROM FINANCING ACTIVITIES:
      Deposits to insurance liabilities                                        2,025.6           1,854.1           1,652.0
      Withdrawals from insurance liabilities                                  (2,325.2)         (2,074.8)         (1,699.2)
      Other                                                                       10.8              (2.3)             (1.4)
--------------------------------------------------------------------------------------------------------------------------
Net cash used by financing activities                                           (288.8)           (223.0)            (48.6)
==========================================================================================================================
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                             (12.8)            (29.7)             47.0
==========================================================================================================================
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                      165.5             195.2             148.2
==========================================================================================================================
CASH AND CASH EQUIVALENTS END OF YEAR                                        $   152.7         $   165.5         $   195.2
==========================================================================================================================
NON-CASH TRANSACTIONS RELATED TO THE INDEMNITY REINSURANCE TRANSACTIONS:
   Fixed maturities                                                          $       -         $       -         $ 1,287.4
   Policy loans                                                                   39.8                 -                 -
   Transfer of reserves, net                                                     591.7                 -           1,651.1
==========================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF OPERATIONS

    OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company
    (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State
    Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML) and R.E. Moulton, Inc (Moulton). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

    The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

    o Through the Retirement Services Division the Company offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

    o Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual Operations are distributed through a career agency force, brokers, personal producing general agents and banks.

    o Employee Benefits (formerly "Group") Operations offers traditional and voluntary group life, medical stop-loss, and disability products primarily to employer groups. These products are distributed through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2.  SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-Statutory Information.

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    INVESTMENTS

    Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment. Equity securities are stated at fair value.

    Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

    Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $48.7 million and $46.0 million at December 31, 2007 and 2006, respectively. Depreciation expense for investment in real estate amounted to $2.9 million, $2.5 million and $2.4 million for 2007, 2006, and 2005, respectively. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

    Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. The Company's accounting policy requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be other-than-temporarily impaired and a net realized loss is recorded for the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

    DEFERRED POLICY ACQUISITION COSTS

    Those costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable agency expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

    o For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

    o For universal life-type policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

    o For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    o For miscellaneous group life and individual and group health policies, straight-line over the expected life of the policy.

    Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly. For universal life-type contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

    Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5 - Other Comprehensive Income and Note 7
    - Valuation of Business Acquired.

    PROPERTY AND EQUIPMENT

    Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $110.8 million and $103.3 million as of December 31, 2007 and 2006, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2007, 2006 and 2005 was $11.3 million, $13.2 million and $12.4 million, respectively.

    ASSETS HELD IN SEPARATE ACCOUNTS

    Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

    PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

    The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

    Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest accrued to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

    Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for term life insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

    The Company issues variable annuity contracts which include certain guarantees payable in the event of death, annuitization or at specified dates. The latter two benefits are referred to as living benefits. For those guarantees of benefits payable in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the account balance. For the living benefit guarantees, the net amount at risk is based on the present value of the guaranteed minimum annuity payments in excess of the account balance. The net amount at risk for the combination of the death and living benefit guarantees was $17.3 million and $18.9 million at December 31, 2007 and 2006, respectively. The associated reserves for these guarantees were $4.7 million and $3.1 million as of December 31, 2007 and 2006, respectively.

    The Company defers certain sales inducements and amortizes them over the anticipated life of the policy as a result of the Company's adoption of SOP 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01). Sales inducements deferred totaled $9.0 million, $7.4 million and $6.2 million for 2007, 2006 and 2005, respectively. Amounts amortized totaled $2.8 million, $1.6 million and $1.0 million for 2007, 2006 and 2005, respectively. The unamortized balance of deferred sales inducements are included in "Other assets" and totaled $26.2 million and $20.0 million at December 31, 2007 and 2006, respectively.

    INCOME TAXES

    The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.

    COMPREHENSIVE INCOME

    Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, the impact of cumulative adjustments resulting from the adoption of accounting pronouncements, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including minimum pension liability.

    RECLASSIFICATION

    Certain 2006 and 2005 financial statement balances have been reclassified to conform to the 2007 presentation.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    DERIVATIVES

    The Company has adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value. At December 31, 2007, the Company did not hold any derivative instruments or hedges.

    GOODWILL AND OTHER INTANGIBLE ASSETS

    SFAS No. 141, "Business Combinations", requires the Company to account for all business combinations within the scope of the statement under the purchase method except for mergers of mutual companies. SFAS No. 142, "Goodwill and Other Intangible Assets," requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets shall be tested for impairment at least annually in accordance with SFAS No. 142. The Company performed this test during 2007 and 2006 and determined the carrying value of goodwill was not impaired.

    The Company ceased the amortization of goodwill as of January 1, 2002. Total goodwill, which is included in 'Other assets' on the consolidated balance sheet, was $17.3 million at both December 31, 2007 and 2006.

    The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuities. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value of Business Acquired.

    RECENT ACCOUNTING PRONOUNCEMENTS

    In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
    48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. The guidance is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Company has adopted FIN 48, refer to Note 10-Federal Income Taxes for additional detail.

    In December 2007, the FASB issued FAS 141R, "Business Combinations" (SFAS
    141R). The objective of SFAS 141R is to improve the relevance, representational faithfulness, and comparability of the information reported in the financial reports about a business combination and its effects. This statement is to be applied prospectively to business combinations in the first annual reporting period beginning on or after December 15, 2008.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    The FASB issued FAS 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS 155) in February 2006 and is effective for 2007. SFAS 155 amends FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" and FASB Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". SFAS 155 permits the fair value remeasurement of hybrid investments containing an embedded derivative. The Company's adoption of SFAS 155 did not have a material effect on the Company's consolidated financial statements.

    In September 2006, the FASB issued FAS 157, "Fair Value Measurements" (SFAS
    157). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of December 31, 2007, the Company does not believe the adoption of SFAS 157 will have a material impact on the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on the statement of operations.

    In September 2006, the FASB issued FAS 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plan" (SFAS 158). This statement requires recognition of the overfunded or underfunded status of defined benefit pension and other postretirement plans as an asset or a liability in the balance sheet and changes in the funded status to be recognized in other comprehensive income. The statement also requires the measurement of the funded status of a plan as of the date of the balance sheet. The Company has adopted FAS 158, refer to Note 9-Benefits Plans for additional detail.

    In February 2007, the FASB issued FAS 159, "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of SFAS 115" (SFAS 159). This standard permits entities to elect to measure financial instruments and certain other items at fair value. SFAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Company is currently assessing the potential effects of SFAS 159 on the consolidated financial statements.

    In September 2005, the Accounting Standards Executive Committee issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1) for 2007. SOP 05-1 provides guidance on internal replacements of insurance and investment contracts, whereby an existing policyholder exchanges a current contract for a new contract, and whether certain acquisition costs associated with the original contract may continue to be deferred or must be expensed immediately. Under the terms of SOP 05-1, internal replacements qualifying for continued deferral of original acquisition costs must demonstrate that the new contract is substantially unchanged from the original contract, including coverage provided, insured individual, investment returns, and any dividend participation rights. The implementation of SOP 05-1 reduced retained earnings by $11.5 million, net of tax in 2007.

    In September 2006, the SEC issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). This guidance was issued in order to eliminate diversity of practice surrounding misstatements in financial statements. The provisions of SAB 108 have been adopted using the cumulative effect transition methodology in connection with the 2006 consolidated financial statements. The cumulative effects adjustment related to deferred taxes from a 2002 transaction that were previously considered immaterial, and resulted in a $7.1 million increase to a deferred tax asset and an increase to retained earnings.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3.  ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

    Effective July 1, 2007, AUL and Transamerica Life Insurance Company entered into an agreement whereby AUL acquired, through an indemnity reinsurance transaction, a significant block of 403(b) business.

    The following table represents the assets and liabilities assumed:

(in millions)
--------------------------------------------------------------------
Total invested assets                                         $591.7
Deferred acquisition costs                                      65.6
Reinsurance receivable                                          76.4
--------------------------------------------------------------------
   Total assets acquired                                      $733.7
--------------------------------------------------------------------
Policy reserves                                               $656.1
Other liabilities and accrued expenses                          77.6
--------------------------------------------------------------------
   Total liabilities assumed                                  $733.7
====================================================================

    On May 1, 2006, AUL disposed of its Financial Institutions operations. This transaction included the Financial Institutions reporting unit consisting of CNL Financial Corporation (CNL) and its subsidiaries and all credit-related insurance business issued by AUL. The sale was a stock sale of the CNL companies and an indemnity reinsurance arrangement for AUL's Financial Institutions business. The transaction did not result in a material gain or loss to the enterprise and resulted in net proceeds of $11.3 million received in 2006.

    In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule. The transaction resulted in VOBA of $117.1 million. Also refer to Note 7 - Value of Business Acquired for further detail regarding current VOBA activity.

    On July 1, 2002, Employers Reassurance Corporation ("ERAC") began reinsuring the majority of the Company's reinsurance operations, including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,357.5 million at December 31, 2007.

    As a result of the ERAC transaction, a deferred gain of $107.1 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with the requirements of SFAS 113, "Reporting for Reinsurance of Short-Duration and Long-Duration Contracts." The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $13.2 million, $4.8 million and $7.8 million of deferred gain amortization in 2007, 2006 and 2005, respectively, which is included in other income. The increase in 2007 deferred gain amortization was caused by a liability commutation arrangement agreed to by ERAC and a ceding company from the Long Term Care reinsurance business. The commutation extinguished the liability held by AUL and accelerated recognition of a portion of the deferred gain.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS

    The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                                     DECEMBER 31, 2007
-------------------------------------------------------------------------------------------------------
                                                                      GROSS UNREALIZED
DESCRIPTION OF SECURITIES                           AMORTIZED       --------------------          FAIR
(in millions)                                          COST         GAINS         LOSSES         VALUE
-------------------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                               $  159.9       $  4.6         $ 2.5       $  162.0
Corporate securities                                  5,318.1        129.9          66.2        5,381.8
Mortgage-backed securities                            1,812.7         24.5          11.7        1,825.5
-------------------------------------------------------------------------------------------------------
      Total fixed maturities                          7,290.7        159.0          80.4        7,369.3
Equity securities                                        35.5         12.3             -           47.8
-------------------------------------------------------------------------------------------------------
      Total                                          $7,326.2       $171.3         $80.4       $7,417.1
=======================================================================================================

                                                                     December 31, 2006
-------------------------------------------------------------------------------------------------------
                                                                      Gross Unrealized
Description of Securities                           Amortized        -------------------          Fair
(in millions)                                          Cost         Gains         Losses         Value
-------------------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                               $  197.2       $  4.4        $  3.7       $  197.9
Corporate securities                                  4,898.6        107.7          79.2        4,927.1
Mortgage-backed securities                            1,684.1         13.8          21.4        1,676.5
-------------------------------------------------------------------------------------------------------
      Total fixed maturities                          6,779.9        125.9         104.3        6,801.5
Equity securities                                        37.0         12.3             -           49.3
-------------------------------------------------------------------------------------------------------
      Total                                          $6,816.9       $138.2        $104.3       $6,850.8
=======================================================================================================

    The following tables show the gross unrealized losses and fair value of Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    Gross Unrealized Loss Positions for Fixed Maturities as of December 31,
    2007:

-------------------------------------------------------------------------------------------------------------------
                                           LESS THAN 12 MONTHS        12 MONTHS OR MORE               TOTAL
                                          ----------------------    ----------------------    ---------------------
DESCRIPTION OF SECURITIES                    FAIR     UNREALIZED       FAIR     UNREALIZED       FAIR    UNREALIZED
(in millions)                               VALUE       LOSSES        VALUE       LOSSES        VALUE      LOSSES
-------------------------------------------------------------------------------------------------------------------
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                    $   18.3        $ 1.0     $   50.1        $ 1.5     $   68.4        $ 2.5
Corporate securities                       1,090.4         25.7      1,195.4         40.5      2,285.8         66.2
Mortgage-backed securities                   363.3          3.7        358.7          8.0        722.0         11.7
-------------------------------------------------------------------------------------------------------------------
                                          $1,472.0        $30.4     $1,604.2        $50.0     $3,076.2        $80.4
===================================================================================================================

    Gross Unrealized Loss Positions for Fixed Maturities as of December 31,
    2006:

-------------------------------------------------------------------------------------------------------------------
                                            Less Than 12 Months       12 Months or More               Total
                                          ----------------------    ----------------------    ---------------------
Description of Securities                    Fair     Unrealized       Fair     Unrealized       Fair    Unrealized
(in millions)                               Value       Losses        Value       Losses        Value      Losses
-------------------------------------------------------------------------------------------------------------------
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                    $   25.4        $ 0.3     $   93.8        $ 3.4     $  119.2       $  3.7
Corporate securities                       1,162.1         17.0      1,746.9         62.2      2,909.0         79.2
Mortgage-backed securities                   465.5          4.9        614.8         16.5      1,080.3         21.4
-------------------------------------------------------------------------------------------------------------------
                                          $1,653.0        $22.2     $2,455.5        $82.1     $4,108.5       $104.3
===================================================================================================================

    OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate increases. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2007.

    CORPORATE SECURITIES. The $66.2 million of gross unrealized losses is comprised of $60.1 million related to investment grade securities and $6.1 million related to below investment grade securities. Approximately $1.7 million of the total gross unrealized losses represented declines in value of greater than 10 percent, none of which had been in that position for a period of 12 months or more, and substantially all of which were less than six months. The $40.5 million of gross unrealized losses of 12 months or more crossed all sectors of business and were mostly interest related. There were no individual issuers with gross unrealized losses greater than $1.7 million. Based on a review of the above information in conjunction with other factors as outlined in the Company's policy surrounding other-than-temporary impairments, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2007.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    MORTGAGE BACKED SECURITIES. The unrealized losses on the Company's investment in federal agency mortgage backed securities were caused by interest rate increases. The Company purchased these investments at a discount relative to their face amount, and the contractual cash flows of these investments are guaranteed by an agency of the U.S. government. Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company's investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2007.

    MARKETABLE EQUITY SECURITIES. As of December 31, 2007, gross unrealized losses on equity securities were less than $.1 million. Based on a review of this information in conjunction with other factors outlined in the Company's policy related to other-than-temporary impairments, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2007.

    The amortized cost and fair value of fixed maturity securities at December 31, 2007, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                 AVAILABLE-FOR-SALE
                                         ---------------------------------
(in millions)                             AMORTIZED COST        FAIR VALUE
--------------------------------------------------------------------------
Due in one year or less                      $  265.3            $  265.5
Due after one year through five years         1,620.3             1,657.4
Due after five years through 10 years         2,189.3             2,203.8
Due after 10 years                            1,403.1             1,417.1
--------------------------------------------------------------------------
                                              5,478.0             5,543.8
Mortgage-backed securities                    1,812.7             1,825.5
--------------------------------------------------------------------------
                                             $7,290.7            $7,369.3
==========================================================================

    Net investment income for the years ended December 31, consisted of the following:

(in millions)                       2007         2006         2005
------------------------------------------------------------------
Fixed maturity securities         $405.7       $395.1       $334.5
Equity securities                    1.8          1.2          1.1
Mortgage loans                      99.1         99.5         97.7
Real estate                         16.9         16.1         15.8
Policy loans                        12.3         11.0         10.4
Other                               23.0         22.9         15.1
------------------------------------------------------------------
Gross investment income            558.8        545.8        474.6
Investment expenses                 24.5         23.2         22.7
------------------------------------------------------------------
Net investment income             $534.3       $522.6       $451.9
==================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    Investment detail regarding fixed maturities for the years ended December 31, were as follows:

(in millions)                                                                2007            2006            2005
------------------------------------------------------------------------------------------------------------------
Proceeds from the sale of investments in fixed maturities                  $329.2         $ 328.2         $ 598.1

Gross realized gains on the sale of fixed maturities                          1.8             2.5             0.9
Gross realized losses on sale of fixed maturities                            (3.6)          (10.1)           (4.9)

Change in unrealized appreciation                                            57.0          (111.4)         (144.4)
------------------------------------------------------------------------------------------------------------------

    The Company does not continue to accrue income on non-income producing investments. At December 31, 2007 the Company did not have any non-income producing fixed maturity investments. At December 31, 2006, the Company had one fixed maturity investment that was non-income-producing, with a total book value of $1 thousand.

    Realized investment gains (losses), for the years ended December 31, consisted of the following:

(in millions)                                                                2007            2006            2005
------------------------------------------------------------------------------------------------------------------
Fixed maturity securities                                                   $(1.8)          $(7.6)          $(4.0)
Equity securities                                                             1.0             1.2             0.5
Real estate                                                                   2.8             1.1               -
Impairments                                                                  (4.7)              -               -
------------------------------------------------------------------------------------------------------------------
Realized investment losses                                                  $(2.7)          $(5.3)          $(3.5)
==================================================================================================================

    The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2007, the largest geographic concentrations of commercial mortgage loans were in Texas, California, and Illinois where approximately 27 percent of the portfolio was invested. A total of 32 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.

    The Company had outstanding mortgage loan commitments of approximately
    $42.7 million and $81.9 million at December 31, 2007 and 2006, respectively.

    The Company has no exposure to losses from subprime loans. To date, the Company has managed risk in the subprime market by avoiding these investments. Additionally, the Company had no investments in securitized assets that are supported by subprime or Alt-A loans. Within the mortgage-backed securities portfolio, all of the residential mortgages are guaranteed by one of the three government-sponsored enterprises (FNMA, FHLMS, or GNMA), with one exception. This exception is a $5.8 million investment in a senior tranche of a non-agency mortgage backed security that is backed by jumbo, prime loans.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5.  OTHER COMPREHENSIVE INCOME (LOSS)

    Accumulated other comprehensive income, at December 31, consisted of the following:

(in millions)                                                                2007           2006            2005
-----------------------------------------------------------------------------------------------------------------
Unrealized appreciation:
   Fixed maturity securities                                               $ 78.6         $ 21.6          $133.0
   Equity securities                                                         12.3           12.3             9.5
Valuation adjustment                                                         (6.8)          (1.6)          (36.5)
Deferred taxes                                                              (29.6)         (11.4)          (37.8)
-----------------------------------------------------------------------------------------------------------------
Total unrealized appreciation, net of tax                                    54.5           20.9            68.2
Benefit plans, net of tax                                                   (11.7)             -            (0.4)
-----------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income                                     $ 42.8         $ 20.9          $ 67.8
=================================================================================================================

    The components of comprehensive income (loss), other than net income, for the years ended December 31, are illustrated below:

(in millions)                                                                2007           2006            2005
-----------------------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Minimum pension liability adjustment,
  net of tax-2007, $0; 2006, ($0.2); 2005, ($5.2)                          $    -         $  0.4          $  9.6
Adoption of SFAS 158, net of tax-2007, $6.2                                 (11.7)             -               -
Unrealized appreciation on securities,
  net of tax-2007, ($18.2); 2006, $26.4; 2005, $31.9                         32.2          (52.3)          (61.7)
Reclassification adjustment for gains
  included in net income,
  net of tax-2007, ($0.8); 2006, ($2.6); 2005, ($1.3)                         1.4            5.0             2.5
-----------------------------------------------------------------------------------------------------------------
  Other comprehensive income (loss), net of tax                            $ 21.9         $(46.9)         $(49.6)
=================================================================================================================

6.  DEFERRED POLICY ACQUISITION COSTS

    The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(in millions)                                                                2007           2006            2005
-----------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                 $600.6         $583.6          $509.3
Acquired deferred acquisition costs                                          65.6              -               -
Capitalization of deferred acquisition costs                                 80.8           90.6            99.2
Amortization of deferred acquisition costs                                  (77.4)         (76.1)          (76.9)
Adoption of SOP 05-1                                                        (17.4)             -               -
Disposal of credit insurance operations                                         -          (27.6)              -
Valuation adjustment                                                         (4.3)          30.1            52.0
-----------------------------------------------------------------------------------------------------------------
Balance, end of year                                                       $647.9         $600.6          $583.6
=================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

7.  VALUATION OF BUSINESS ACQUIRED

    The balance of and changes in VOBA, for the years ended December 31, are as follows:

(in millions)                                                                2007           2006            2005
-----------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                 $109.8         $118.5          $  4.4
Acquisitions                                                                    -              -           117.1
Amortization                                                                 (7.8)          (8.7)           (3.0)
-----------------------------------------------------------------------------------------------------------------
   Subtotal                                                                 102.0          109.8           118.5
Valuation adjustment                                                          3.6            4.8               -
-----------------------------------------------------------------------------------------------------------------
Balance, end of year                                                       $105.6         $114.6          $118.5
=================================================================================================================

    The average expected life of VOBA varies by product, and is 26 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

    The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                       VOBA
(in millions)                                                      AMORTIZATION
--------------------------------------------------------------------------------
2008                                                                     $  6.7
2009                                                                        6.5
2010                                                                        6.2
2011                                                                        6.0
2012                                                                        5.6
2013 and thereafter                                                        71.0
--------------------------------------------------------------------------------
Total                                                                    $102.0
================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8.  INSURANCE LIABILITIES

    Insurance liabilities consisted of the following:

--------------------------------------------------------------------------------------------------------------------------------
                                                                    MORTALITY OR
                                                  WITHDRAWAL          MORBIDITY           INTEREST RATE           DECEMBER 31,
(in millions)                                     ASSUMPTION         ASSUMPTION             ASSUMPTION          2007       2006
--------------------------------------------------------------------------------------------------------------------------------
Future policy benefits:
   Participating whole life contracts               COMPANY           COMPANY              2.5% to 6.0%    $   965.5   $  930.7
                                                  EXPERIENCE         EXPERIENCE
   Universal life-type contracts                      N/A                N/A                    N/A          1,780.0    1,706.3
   Other individual life contracts                  COMPANY           COMPANY              2.5% TO 6.0%        859.5      802.4
                                                  EXPERIENCE         EXPERIENCE
   Accident and health                                                COMPANY                   N/A            606.1      679.2
                                                      N/A            EXPERIENCE
   Annuity products                                   N/A                N/A                    N/A          5,151.9    4,712.9
   Group life and health                              N/A                N/A                    N/A            456.5      467.0
Other policyholder funds                              N/A                N/A                    N/A            205.5      212.4
Pending policyholder claims                           N/A                N/A                    N/A            245.6      264.1
--------------------------------------------------------------------------------------------------------------------------------
   Total insurance liabilities                                                                             $10,270.6   $9,775.0
================================================================================================================================

    Participating life insurance policies, for which dividends are expected to be paid, represent approximately 24.9 percent and 24.3 percent of the total individual life insurance in force at both December 31, 2007 and 2006, respectively. These participating policies represented 33.7 percent and
    32.0 percent of statutory life net premium income for 2007 and 2006, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

9.  BENEFIT PLANS

    The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

    The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in Other Benefits in the following disclosures.

    The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. Employees hired on or after October 1, 2004, are no longer eligible for retiree health benefits. The medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. The life insurance plans are noncontributory. There are no specific plan assets for this postretirement liability as of December 31, 2007 and 2006. Claims incurred for benefits are funded by Company contributions.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

    Obligations and Funded Status:

                                                             PENSION BENEFITS                   OTHER BENEFITS
                                                         -----------------------           -----------------------
(in millions)                                             2007            2006               2007            2006
------------------------------------------------------------------------------------------------------------------
Employer contributions                                   $ 0.7           $16.7             $  1.7          $  1.8
Employee contributions                                       -               -                1.3             1.2
Benefit payments                                           2.7             2.0                3.1             3.0
Funded status (deficit)                                   11.0             8.1              (39.2)          (40.2)
==================================================================================================================

    As previously discussed, the Company adopted the recognition and disclosure provisions of SFAS 158 on December 31, 2007. The measurement date was changed from September 30 to December 31 in 2007 for 'Other Benefits' resulting in a $0.4 million reduction to retained earnings. The incremental effect of applying SFAS 158 on individual line items to the balance sheet as of December 31, 2007 including tax effects is as follows:

                                                                 PRIOR TO          EFFECT OF          AS REPORTED
                                                                 ADOPTING           ADOPTING           UNDER SFAS
(in millions)                                                    SFAS 158           SFAS 158               158
------------------------------------------------------------------------------------------------------------------
Other assets                                                     $  106.6              (19.0)            $   87.6
Other liabilities (including deferred income taxes)                 360.9               (6.9)               354.0
Accumulated other comprehensive income                               54.5              (11.7)                42.8
Retained earnings                                                 1,278.4               (0.4)             1,278.0
==================================================================================================================

    Amounts recognized in the balance sheet:

                                                             PENSION BENEFITS                OTHER BENEFITS
                                                        -------------------------       --------------------------
(in millions)                                             2007            2006               2007            2006
------------------------------------------------------------------------------------------------------------------
Other assets                                             $11.0           $32.7             $    -          $    -
Accrued benefit obligation                                   -               -              (39.2)          (40.6)
Accumulated other comprehensive income                       -               -                  -            (0.7)
------------------------------------------------------------------------------------------------------------------
Net amount recognized                                    $11.0           $32.7             $(39.2)         $(41.3)
------------------------------------------------------------------------------------------------------------------

    Amounts recognized in other accumulated comprehensive income:

Net actuarial (gains) losses                             $25.2             n/a              $(0.3)            n/a
Net prior service costs (benefits)                        (1.2)            n/a               (0.7)            n/a
Net transition obligation                                 (5.0)            n/a                  -             n/a
------------------------------------------------------------------------------------------------------------------
Net amount recognized                                    $19.0             n/a              $(1.0)            n/a
==================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    The following table represents plan assets and obligations for the defined benefit plan:

                                                                                                DECEMBER 31,
(in millions)                                                                              2007              2006
------------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                             $116.3            $112.3
Accumulated benefit obligation                                                             98.5              93.5
Fair value of plan assets                                                                 127.3             120.4
==================================================================================================================

    The following table represents net periodic pension and other benefit costs expense:

                                                              PENSION BENEFITS                OTHER BENEFITS
                                                        -------------------------       --------------------------
(in millions)                                            2007     2006     2005            2007     2006     2005

------------------------------------------------------------------------------------------------------------------
Decrease in minimum pension liability
   included in other comprehensive income, net of tax    $  -     $  -    $(9.3)           $  -    $(0.4)   $(0.3)
Net periodic benefit cost                                 3.5      6.7      6.4             4.6      5.0      5.7
==================================================================================================================

    Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is ($0.3) million, $1.2 million and ($0.2) million, respectively.

    Weighted-average assumptions used to determine benefit obligations at December 31:

                                                             PENSION BENEFITS                OTHER BENEFITS
                                                        -------------------------       --------------------------
                                                          2007            2006               2007            2006
------------------------------------------------------------------------------------------------------------------
Discount rate                                             6.50%           6.15%              6.50%           5.80%
Rate of compensation increase                             4.00%           4.00%              4.00%           4.00%
==================================================================================================================

    Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                             PENSION BENEFITS                OTHER BENEFITS
                                                        -------------------------       --------------------------
                                                         2007     2006     2005            2007     2006     2005
------------------------------------------------------------------------------------------------------------------
Discount rate                                            6.15%    5.75%    6.15%           6.15%    5.50%    5.80%
Expected long-term return on plan assets                 8.75%    8.75%    8.75%               -        -        -
Rate of compensation increase                            4.00%    4.00%    4.00%           4.00%    4.00%    4.00%
==================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

    Assumed health care trend rates at December 31:

                                                                         2007              2006
------------------------------------------------------------------------------------------------
Health care trend rate assumed for next year                            10.00%            12.50%
Rate to which the cost trend rate is assumed to decline                  5.00%             5.00%
Year that the rate reaches the ultimate trend rate                        2013              2013
================================================================================================

    PLAN ASSETS

    The actual pension plan weighted-average asset allocations, by asset category, are 75 percent equity securities and 25 percent debt securities at both December 31, 2007 and 2006.

    The pension plan maintains an investment policy statement, which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 75 percent of plan assets in equities and 25 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and is intended to match the benefit obligations.

    CONTRIBUTIONS

    The Company does not expect to contribute to its pension plan but does expect to contribute $2.4 million to its other postretirement benefit plans in 2008.

    ESTIMATED FUTURE BENEFIT PAYMENTS

    The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(in millions)                                            PENSION BENEFITS         OTHER BENEFITS
-------------------------------------------------------------------------------------------------
2008                                                            $2.5                   $2.3
2009                                                             2.8                    2.5
2010                                                             3.3                    2.6
2011                                                             3.7                    2.8
2012                                                             4.5                    3.3
Years 2013-2017                                                 32.2                   18.5
=================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

    The Company sponsors a defined contribution savings plan for employees. Beginning January 1, 2005 the Company began providing a match of 50 percent of employee contributions up to 7.0 percent of eligible earnings.
    Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $2.4 million, $2.5 million and $2.6 million in 2007, 2006 and 2005, respectively.

    The Company has two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0 percent (subject to matching on agents' contributions) of defined commissions are made to the 401(k) plan. Company contributions expensed for these plans were $1.3 million, $1.2 million and $1.1 million in 2007, 2006 and 2005, respectively.

    The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $3.5 million, $2.6 million and $1.4 million for 2007, 2006 and 2005, respectively.

10. FEDERAL INCOME TAXES

    The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

    The federal income tax expense, for the years ended December 31, was as follows:

(in millions)                                                                2007            2006            2005
------------------------------------------------------------------------------------------------------------------
Current                                                                     $23.9           $14.8           $15.5
Deferred                                                                      8.5            10.8             9.6
------------------------------------------------------------------------------------------------------------------
   Income tax expense                                                       $32.4           $25.6           $25.1
==================================================================================================================

    A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of operations, for the years ended December 31, were as follows:

(in millions)                                                                2007            2006            2005
------------------------------------------------------------------------------------------------------------------
Income tax computed at statutory tax rate:                                  $42.2           $32.7           $30.5
   Tax preferenced investment income                                         (7.9)           (7.3)           (4.9)
   Nondeductible goodwill expense                                               -               -            (0.4)
   Disposition of Financial Institutions operations                             -             1.6               -
   Credits available to offset tax                                           (2.2)           (1.8)              -
   Other                                                                      0.3             0.4            (0.1)
------------------------------------------------------------------------------------------------------------------
   Income tax expense                                                       $32.4           $25.6           $25.1
==================================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    The federal income tax (asset) liability which is included in other liabilities for the years ended December 31, were as follows:

(in millions)                                                                                2007            2006
------------------------------------------------------------------------------------------------------------------
Current                                                                                     $(1.9)          $(5.9)
Deferred                                                                                     87.0            73.2
------------------------------------------------------------------------------------------------------------------
   Total federal income tax liability                                                       $85.1           $67.3
==================================================================================================================

    The significant components of deferred assets and liabilities, as of December 31, are as follows:

(in millions)                                                                                2007            2006
------------------------------------------------------------------------------------------------------------------
Deferred tax assets
   Insurance liabilities                                                                   $125.5          $112.7
   Deferred gain on indemnity reinsurance (1)                                                23.6            28.2
   Employee benefit plans                                                                    17.3             7.9
   Other                                                                                     12.4            14.6
------------------------------------------------------------------------------------------------------------------
   Total deferred tax assets                                                                178.8           163.4
------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities
   Deferred policy acquisition costs                                                        220.6           207.7
   Fixed assets and software                                                                 11.6            12.9
   Unrealized appreciation                                                                   29.6            11.4
   Other                                                                                      4.0             4.6
------------------------------------------------------------------------------------------------------------------
   Total deferred tax liabilities                                                           265.8           236.6
------------------------------------------------------------------------------------------------------------------
   Total net deferred liability                                                            $ 87.0          $ 73.2
==================================================================================================================

      (1) Includes a cumulative effect adjustment under SAB 108 of $7.1 million in 2006 related to a 2002 transaction. Refer to Note 2-Significant Accounting Policies for additional detail.

    Federal income taxes paid were $20.0 million and $23.1 million in 2007 and 2006, respectively.

    The Company has $9.4 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2019 and 2027.

    If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax asset in doubt. Based upon best available information and expectations, management believes that it is more likely than not the deferred asset will be realized.

    As previously discussed, the Company adopted Financial Accounting Standards Board Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48) effective January 1, 2007. As of January 1, 2007 management reviewed open tax years for major jurisdictions and concluded that the adoption of FIN 48 resulted in no impact to the Company's financial position. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain tax positions. The Company is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    The implementation of FIN 48 requires management to review all open tax years, for all major income taxing jurisdictions (including federal and state). Open tax years are those that are open to examination by the tax authorities (e.g. the last four tax year ends and the interim tax period since then). In September 2007, the Internal Revenue Service concluded its examination of the 2004 consolidated federal income tax return without assessment. The Company has not been formally apprised of the Service's intent to audit subsequent years.

11. REINSURANCE

    The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

    Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, were as follows:

(in millions)                                                                2007            2006            2005
------------------------------------------------------------------------------------------------------------------
Direct premiums                                                           $ 466.1         $ 528.7         $ 567.9
Reinsurance assumed                                                         420.0           508.4           480.3
Reinsurance ceded                                                          (541.7)         (630.7)         (602.6)
------------------------------------------------------------------------------------------------------------------
   Net premiums                                                             344.4           406.4           445.6
------------------------------------------------------------------------------------------------------------------
   Reinsurance recoveries                                                 $ 424.4         $ 439.9         $ 386.1
==================================================================================================================

    The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 88 percent of the Company's December 31, 2007, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3 - Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERAC, the Golden Rule transaction in 2005 and the Transamerica 403(b) transaction in 2007.

    The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $93 million at December 31, 2007 compared to $107 million at December 31, 2006. These claims are workers' compensation related, including survivor benefits, and will be paid out over many years. The Company's reinsurance program consists of financially strong reinsurance companies. The Company has recorded no significant additional net loss in 2007 or 2006 related to the September 11th tragedy.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

    In September 2006, the Company enhanced its financial flexibility through its membership in the Federal Home Loan Bank of Indiana (FHLB) for both AUL and State Life. FHLB membership provides ready access to funds and borrowing capacity.

    On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest payments made were $14.0 million in both 2007 and 2006.

    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid during 2007 and 2006 was $5.8 million in each year.

    Surplus Notes and Senior Notes:

(in millions)                                                                                2007            2006
------------------------------------------------------------------------------------------------------------------
Senior notes, 7%, due 2033                                                                 $200.0          $200.0
Surplus notes, 7.75%, due 2026                                                               75.0            75.0
------------------------------------------------------------------------------------------------------------------
Total notes payable                                                                        $275.0          $275.0
==================================================================================================================

13. COMMITMENTS AND CONTINGENCIES

    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

14. STATUTORY INFORMATION

    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

14. STATUTORY INFORMATION, CONTINUED

    A reconciliation of SAP surplus to GAAP equity at December 31 follows:

(in millions)                                                                                2007            2006
------------------------------------------------------------------------------------------------------------------
   SAP surplus                                                                           $  850.8        $  816.7
   Asset valuation reserve                                                                   62.1            57.9
   Deferred policy acquisition costs                                                        658.4           606.7
   Value of business acquired                                                               100.9           108.2
   Adjustments to policy reserves                                                          (189.9)         (160.3)
   Interest maintenance reserves                                                             22.0            27.9
   Unrealized gain on invested assets, net                                                   54.5            20.9
   Surplus notes                                                                            (75.0)          (75.0)
   Deferred gain on indemnity reinsurance                                                   (67.5)          (80.7)
   Deferred income taxes                                                                    (87.0)          (87.7)
   Other, net                                                                                 8.5)          (11.9)
------------------------------------------------------------------------------------------------------------------
   GAAP equity                                                                           $1,320.8        $1,222.7
==================================================================================================================

    A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

(in millions)                                                                2007            2006            2005
------------------------------------------------------------------------------------------------------------------
   SAP net income (loss)                                                    $76.0          $ 91.8          $(10.6)
   Deferred policy acquisition costs                                         24.0             0.7            20.4
   Value of business acquired (1)                                            (7.3)           (8.2)           67.1
   Adjustments to policy reserves                                            12.2            16.3             6.7
   Deferred income taxes                                                     (8.5)          (10.8)           (9.6)
   Disposition of Financial Institutions operations                             -           (10.8)           (1.0)
   Other, net                                                                (8.3)          (11.3)          (10.9)
------------------------------------------------------------------------------------------------------------------
   GAAP net income                                                          $88.1          $ 67.7          $ 62.1
==================================================================================================================

      (1) 2005 contains a ceding commission of $68.4 million on acquisition of business, less amortization, which resulted in the statutory net loss in 2005.

    Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $28.8 million and $28.7 million at December 31, 2007 and 2006, respectively.

    State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. AUL paid $35 million and $40 million in dividends to OneAmerica in 2007 and 2006, respectively. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $88 million in 2008.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE OF FINANCIAL INSTRUMENTS

    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

    The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values of short-term investments and contract loans approximate the carrying amounts reported in the balance sheet. Fair values for fixed maturity and equity securities, and surplus notes payable are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

    The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                                                         2007                      2006
------------------------------------------------------------------------------------------------------------------
                                                                 CARRYING                  CARRYING
(in millions)                                                      AMOUNT    FAIR VALUE      AMOUNT    FAIR VALUE
------------------------------------------------------------------------------------------------------------------
Fixed maturity securities - available-for-sale                   $7,369.3      $7,369.3    $6,801.5      $6,801.5
Equity securities                                                    47.8          47.8        49.3          49.3
Mortgage loans                                                    1,394.6       1,444.4     1,351.3       1,372.4
Policy loans                                                        225.3         225.3       179.0         179.0
Surplus notes and notes payable                                     275.0         279.9       275.0         293.5
Short-term & other invested assets                                    9.8           9.8        22.1          22.1
==================================================================================================================

                            Part C: Other Information

Item 24. Financial Statements and Exhibits

(a)  FINANCIAL STATEMENTS

     1.   Included in Prospectus (Part A):

          Condensed Financial Information(13)

     2.   Included in Statement of Additional Information (Part B):

          (a)  Financial    Statements   of   OneAmerica   Financial   Partners,
               Inc.(R) (13)

               Report of Independent Auditors

               Consolidated Balance Sheets as of December 31, 2007 and 2006

               Consolidated Statements of Operations for years ended December 31, 2007 and 2006

               Consolidated Statements of Changes in Shareholder's Equity and Comprehensive Income as of December 31, 2007, 2006, and 2005

               Consolidated Statements of Cash Flows for the years ended December 31, 2007, 2006 and 2005

               Notes to Consolidated Financial Statements

          (b)  Financial Statements of AUL American Unit Trust (13)

               Registrant's Annual Report for the year ended December 31, 2007 contains the following Financial Statements:

               A Message From the President & CEO of American United Life Insurance Company(R)

               Report of Independent Registered Public Accounting Firm

               Statements of Net Assets as of December 31, 2007

               Statements of Operations as of December 31, 2007

               Statements of Changes in Net Assets as of December 31, 2007 and 2006

               Notes to Financial Statements

(b)  Exhibits

     1. Resolution of Executive Committee of American United Life Insurance Company(R) ("AUL") establishing AUL American Unit Trust (1)

     2.   Not applicable

     3.   Underwriting Agreements

          3.1 Distribution Agreement between American United Life Insurance Company(R) and OneAmerica Securities, Inc. (8)

          3.2  Form of Selling Agreement (11)

     4.   Group Annuity Contract Forms:

          4.1  TDA Voluntary Contract, Form P-12511 (1)

          4.2  TDA Employer Sponsored Contract, Form P-12621 (1)

          4.3  TDA  Employer   Sponsored  Benefit  Responsive   Contract,   Form
               P-12621BR (1)

          4.4  TDA Custodial SPL Contract, Form P-12833 (1)

          4.5  TDA Custodial Contract, Form P-12833 (1)(3)

          4.6 TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

          4.7 TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

          4.8  IRA Non-Custodial Contract, Form P-12566 (1)

          4.9  IRA Custodial Contract, Form P-12867 (1)(3)

          4.10 DCP Contract, Form P-12518 (1)

          4.11 IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

          4.12 IRA   Guaranteed    Benefit   Group   Variable   Annuity,    Form
               P-GB-K-IRAMFVA(NBR) (2)

          4.13 TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

          4.14 Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

          4.15 Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

          4.16 TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)- OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (6)

          4.17 Employer-Sponsored   TDA  &  Qualified  Plan  Guaranteed  Benefit
               Contract & Certificates, OMNI AULONE Contract, Form GB10.OM-K & C
               (6)

          4.18 Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (6)(8)

          4.19 AUL American Series IRA Multiple Fund Individual Variable Annuity
               - Form IndividualORIRA (7)

          4.20 Amendment to the IRA Group Annuity  Contract - Form  IRAEGTRRAKAM
               (7)

          4.21 AUL American Series Roth IRA Multiple Fund Group Variable Annuity
               - Form IRA/GBSEP/GBSIMPLE.OM-K (7)

          4.22 AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form IRA/GBSEP/GBSIMPLE.OM-K (7)

          4.23 AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (7)

          4.24 AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K (Unall)
               (10)

          4.25 AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (11)

          4.26 AUL Omni DCP MFVA - Form DCP.OM (11)

          4.27 AUL Loan  Administration  Fee Addendum to Group Annuity  Contract
               (13)

          4.28 AUL Loan  Administration  Fee Amendment to Group Annuity Contract
               (13)

          4.29 AUL Unallocated Variable Registered Group Annuity 403(b) and 401(a) Contract (13)

          4.30 AUL  Unallocated Variable Registered Group Annuity for HRAs,
               HSAs and OPEB Employee Benefit Plans (13)
--------------------------------------------------------------------------------

(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on April 30, 1998.

(2) Filed with the Registrant's Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3) Filed with the Registrant's Post-Effective Amendment No. 18 (File No. 33-31375) on June 21, 1999.

(4) Filed with the Registrant's Post-Effective Amendment No. 20 (File No. 33-31375) on April 27, 2001.

(5) Filed with the Registrant's Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(6) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(7) Filed with the Registrant's Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(8) Filed with the Registrant's Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(9) Filed with the Registrant's Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(10) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(11) Filed with the Registrant's Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(12) Filed with the Registrant's Post-Effective Amendment No. 31 (File No. 33-31375) on May 1, 2007.

(13) Filed with the Registrant's Post-Effective Amendment No. 31 (File No. 33-31375) on May 2, 2008.

     5.   Application Forms and other forms:

          5.1  AUL American Series Enrollment Form P-12464 (1)

          5.2. Employer Sponsored TDA Enrollment Form P-12477 (1)

          5.3  AUL Select Annuity Enrollment Form P-14009 (1)

          5.4  Application for No-Load IRA Contract, P-12503 (2)

          5.5  AUL American Series Enrollment Form P-11464 G (6)

          5.6  Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L
               (6)

     6.   Certificate of Incorporation and By-Laws of the Depositor

          6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.2 Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

          6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R)(8)

          6.4 Second Amended and Restated By-Laws of American United Life Insurance Company(R)(8)

     7.   Not applicable

     8.   Form of Participation Agreements:

          8.1  Form of Participation Agreement with Alger American Fund (1)

          8.2  Form of Participation Agreement with American Century (1)

               8.2.1 Form  of  Participation  Agreement  with  American  Century
                    Variable Portfolios, Inc.(5)

               8.2.2 Form  of  Participation  Agreement  with  American  Century
                    Variable Portfolios, Inc.(5)

               8.2.3 Form of Participation Agreement and Amendments thereto with
                    American Century Variable Portfolios, Inc.(5)(8)

          8.3  Form of Participation Agreement with Calvert Variable Series (1)

          8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

          8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

          8.6  Form of Participation Agreement with Janus Aspen Series (1)


          8.7 Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (5)(8)

          8.8  Form of  Participation  Agreement  with  Safeco  Resource  Series
               Trust(1)

          8.9. Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (5)

          8.10 Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company(R) (5)

          8.11 Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company(R) (5)

          8.12 Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company(R)
               (5)

          8.13 Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company(R) (7)

          8.14 Form of Amendment No. 4 to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (7)

          8.15 Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company(R) (7)(8)

          8.16 Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company(R) (7)

          8.17 Form  of  Participation   Agreement  between  Pacific  Investment
               Management Company LLC (PIMCO) and American United Life Insurance Company(R) (7)

          8.18 Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company(R)
               (7)

          8.19 Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company(R)
               (7)

          8.20 Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company(R) (7)

          8.21 Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company(R) (7)

          8.22 Form of Assigment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC (7)

          8.23 Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company(R) (7)

          8.24 Form of Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company(R) (8)

          8.25 Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company(R) (8)

          8.26 Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company(R) (9)

          8.27 Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company(R) (9)

          8.28 Form of Shareholder  Services  Agreement  between Alliance Global
               Investor Services, Inc. and American United Life Insurance Company(R) (10)

          8.29 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company(R) (10)

          8.30 Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company(R) (10)

          8.31 Form of First Amendment to the  Participation  Agreement  between
               Fidelity  Distributors   Corporation  and  American  United  Life
               Insurance Company(R) (10)

          8.32 Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company(R)
               (10)

          8.33 Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company(R)
               (10)

          8.34 Form    of    Administrative     Services    Agreement    between
               OppenheimerFunds Distributor, Inc. and American United Life Insurance Company(R) (10)

          8.35 Form   of   Participation   Agreement   between   Pioneer   Funds
               Distributor,  Inc. and American United Life Insurance  Company(R)
               (10)

          8.36 Form of Participation Agreement between Thornburg Investment Management, Inc. and American United Life Insurance Company(R)
               (10)

          8.37 Form of Participation Agreement between American Funds and American United Life Insurance Company(R) (11)

     9. Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)

     10.  Miscellaneous Consents

          10.1 Consent of Independent Auditors (13)

          10.2 Consent of Dechert Price & Rhoads (1)

          10.3 Powers of Attorney (13)

          10.4 Rule 483 Certified Resolution (13)

     11.  Not applicable

     12.  Not applicable

--------------------------------------------------------------------------------

(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on May 26, 1998.

(2) Filed with the Registrant's Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3) Filed with the Registrant's Post-Effective Amendment No. 18 (File No. 33-31375) on June 21, 1999.

(4) Filed with the Registrant's Post-Effective Amendment No. 20 (File No. 33-31375) on April 27, 2001.

(5) Filed with the Registrant's Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(6) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(7) Filed with the Registrant's Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(8) Filed with the Registrant's Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(9) Filed with the Registrant's Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(10) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(11) Filed with the Registrant's Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(12) Filed with the Registrant's Post-Effective Amendment No. 31 (File No. 33-31375) on May 1, 2007.

(13) Filed with the Registrant's Post-Effective Amendment No. 31 (File No. 33-31375) on May 2, 2008.

Item 25. DIRECTORS AND OFFICERS OF AUL

Name and Address                   Positions and Offices with AUL
----------------                   ------------------------------

J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President, Strategic
                                   Planning and Corporate Development (7/02 -6/04);
                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)

Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);
                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,
                                   Reporting & Research (5/95 - 1/99)

Dayton H. Molendorp*               Chairman, AUL (2/2007 to Present); President and Chief Executive Officer, AUL (9/04 - present);
                                   Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,
                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);
                                   Vice President, Individual Division (11/98 - 9/99);
                                   Vice President, Marketing, Individual Division (6/92 - 9/98)

Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,
                                   (12/01 - present); Director, AUL (12/01 - present); Vice President
                                   Human Resources, (11/99 - 12/01); Vice President, Corporate
                                   Planning, (9/95 - 11/99)

G. David Sapp*                     Senior Vice President, Investments (1/92 - present);
                                   Director, AUL (12/00 - present)

Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);
                                   Director, AUL (8/02 - present)

----------------------------------------------

*One American Square, Indianapolis, Indiana 46282


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's reinsurance division, all remaining reinsurance and AUL Long Term Care Solutions, Inc. was transferred to GE Employers Reinsurance Corporation on July 1, 2002. AUL has a
100% equity interest in AUL Reinsurance Management Services Canada, Ltd.

FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on December 31, 2002 and is a company domiciled in the Turks and Caicos, British West Indies whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions, debts, liabilities, etc., of the former entity. AUL received 260 shares of preferred stock of Fountain Square, in exchange for 26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the outstanding stock of Fountain Square as it owned in Fountain Square Insurance Company. The Fountain Square Insurance Company stock was valued at $96.16 per share and the Fountain Square stock is valued at $9,616.00 per share. On December 23, 2003, AUL invested $2,501,031.75 and received 260 shares of preferred stock in Fountain Square. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

OLD KENT FINANCIAL LIFE INSURANCE COMPANY ("Old Kent") is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16, 2001 AUL invested $2,500,000 and received 26,000 shares of preferred stock in Old Kent, until then a wholly-owned subsidiary of Fifth-Third Banc Corp. On September 25, 2007, Old Kent exercised a call option for all 26,000 shares of preferred stock to Old Kent for $2,500,000. As a result of the transaction, AUL no longer has any equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

ONEAMERICA FUNDS, INC. (the "Fund") (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2007, there are 620 million authorized shares; currently, 612 million shares have been allocated and issued. AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 66.8 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2007. As a result of the transaction, the separate accounts of AUL have acquired a 99.86% equity interest in the fund.

ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2006, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2006, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL. As a result of the transaction, AUL has acquired a 100% equity interest in that company.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC ("Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing general agent for employer stop-loss insurance policies issued to self-funded employee benefit plans. Effective October 1, 2003, OneAmerica purchased 100% of the outstanding stock of R.E. Moulton, Inc. for $27,400,000. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

REGISTRANT (AUL AMERICAN UNIT TRUST File No. 811-5929), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193) are separate accounts of AUL, organized for the purpose of the sale of group and individual variable annuity contracts, respectively.

THE STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

                                       5
Item 27. NUMBER OF CONTRACTHOLDERS


As of April 21, 2008, there were 2,788 qualified and non-qualified contracts offered by the Registrant.

Item 28. INDEMNIFICATION

Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of
Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:

     (i)  a member of the Board of Directors of the Corporation,

     (ii) an officer of the Corporation, or

     (iii)while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.


Item 29. PRINCIPAL UNDERWRITERS

     a. Other Activity. In additional to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

     b.   Management.   The  directors  and  principal  officers  of  OneAmerica
          Securities, Inc. are as follows:



          Name and Principal                      Positions and Offices

          Business Address*                       with OneAmerica Securities, Inc.

          -------------------                     --------------------------------
          George H. Brandt                         Vice President& Chief Marketing Officer

          James Crampton                           Tax Director

          Richard M. Ellery                        Secretary

          Nicholas A. Filing                       Chairman of the Board, President &
                                                     Director

          Constance E. Lund                        Treasurer, Acting Financial Operations
                                                     Principal & Director

          Mark A. Wilkerson                        Director

          William F. Yoerger                       Director

          John W. Zeigler                          Vice President, Insurance Agency Registrations


------------------------------
* The Principal  business  address of all of the persons  listed is One American
Square, Indianapolis, Indiana 46282


     (c)  Not applicable


Item 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.

Item 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.


Item 32. UNDERTAKINGS

The registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

(a) The Registrant and its Depositor are relying upon Rule 6c-7 under the Investment Company Act of 1940 (17 CFR 270.6c-7), Exemptions from Certain Provisions of Sections 22(e) and 27 for Registered Separate Accounts Offering Variable Annuity Contracts to Participants in the Texas Optional Retirement Program, and the provisions of paragraphs
          (a) through (d) of this rule have been complied with.

(b) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (Novem-ber 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs
          (1)-(4) of this letter have been complied with.

(c) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 2nd day of May, 2008.




                               AUL AMERICAN UNIT TRUST (Registrant)

                               By:  American United Life Insurance Company

                               By:  ____________________________________________
                                    Name:  Dayton H. Molendorp*
                                    Title: Chairman, President & CEO

                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                            (Depositor)

                               By:  ____________________________________________
                                    Name:  Dayton H. Molendorp*
                                    Title: Chairman, President & CEO



* By:  /s/ Richard M. Ellery
       _____________________________________
       Richard M. Ellery as attorney-in-fact

Date: May 2, 2008

As required by the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                     Date
---------                           -----                     ----


_______________________________     Director, Chief           May 2, 2008
J. Scott Davison*                   Financial Officer


_______________________________     Director                   May 2, 2008
Constance E. Lund*


_______________________________     Director                  May 2, 2008
Dayton H. Molendorp*


_______________________________     Director                   May 2, 2008
Mark C. Roller*


_______________________________     Director                   May 2, 2008
G. David Sapp*


_______________________________     Director                   May 2, 2008
Thomas M. Zurek*




   /s/ Richard M. Ellery
___________________________________________
*By: Richard M. Ellery as Attorney-in-fact

Date:  May 2, 2008

                                  EXHIBIT LIST


 Exhibit
 Number in Form
 N-4, Item 24(b)      Name of Exhibit
----------------      ---------------


    10.1              Consent of Independent Auditors

    10.3              Powers of Attorney

    10.4              Rule 483 Certified Resolution

     4.27 AUL Loan Administration Fee Addendum to Group Annuity Contract (13)

     4.28 AUL Loan Administration Fee Amendment to Group Annuity Contract (13)

     4.29 AUL Unallocated Variable Registered Group Annuity 403(b) and 401(a) Contract (13)

     4.30 AUL Unallocated Variable Registered Group Annuity for HRAs, HSAs and OPEB Employee Benefit Plans (13)